Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc.	2,363	521,136

Air Freight & Logistics - 2.0%
CH Robinson Worldwide, Inc.(a)	14,595	1,461,981
Expeditors International of Washington, Inc.	12,649	1,367,990
United Parcel Service, Inc., Class B	4,031	746,662

		3,576,633

Auto Components - 0.0%(b)
Gentex Corp.	1,251	36,917

Automobiles - 0.3%
Tesla, Inc.*	2,641	457,474

Banks - 2.5%
First Republic Bank	556	78,329
JPMorgan Chase & Co.	139	19,455
Popular, Inc.(a)	19,321	1,326,194
Prosperity Bancshares, Inc.	18,626	1,412,968
SouthState Corp.	10,842	863,023
Umpqua Holdings Corp.	45,175	822,185

		4,522,154

Beverages - 2.0%
PepsiCo, Inc.	20,850	3,565,767

Biotechnology - 6.4%
AbbVie, Inc.	7,506	1,109,011
Amgen, Inc.	12,232	3,087,357
Biogen, Inc.*	5,004	1,455,664
BioMarin Pharmaceutical, Inc.*	10,981	1,266,658
Gilead Sciences, Inc.	28,773	2,415,206
Regeneron Pharmaceuticals, Inc.*	2,502	1,897,692
United Therapeutics Corp.*	973	256,064

		11,487,652

Capital Markets - 1.4%
CME Group, Inc.	6,672	1,178,676
Nasdaq, Inc.	14,873	895,206
Virtu Financial, Inc., Class A	20,850	402,613

		2,476,495

Chemicals - 1.9%
Air Products and Chemicals, Inc.	2,363	757,365
Ashland, Inc.(a)	12,093	1,321,402
Corteva, Inc.	16,819	1,083,984
Linde plc(a)	556	184,003

		3,346,754

Commercial Services & Supplies - 2.7%
Republic Services, Inc.	7,645	954,249
Tetra Tech, Inc.	8,757	1,361,889
Waste Connections, Inc.	7,506	997,547
Waste Management, Inc.	10,286	1,591,553

		4,905,238

Investments	Shares	Value ($)
Containers & Packaging - 1.8%
International Paper Co.	18,070	755,688
Packaging Corp. of America	10,703	1,527,318
Sonoco Products Co.	15,429	942,866

		3,225,872

Distributors - 0.2%
Genuine Parts Co.	2,224	373,232

Diversified Consumer Services - 0.8%
Service Corp. International	19,738	1,463,573

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., Class B*	2,919	909,327

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	35,306	719,183
Verizon Communications, Inc.	48,511	2,016,602

		2,735,785

Electric Utilities - 3.2%
American Electric Power Co., Inc.	12,371	1,162,379
Duke Energy Corp.	11,815	1,210,447
NextEra Energy, Inc.(a)	21,267	1,587,156
Pinnacle West Capital Corp.	10,842	808,271
Xcel Energy, Inc.	14,595	1,003,698

		5,771,951

Entertainment - 0.7%
Activision Blizzard, Inc.	15,707	1,202,685

Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	1,529	341,563
Crown Castle, Inc.	8,479	1,255,825
Digital Realty Trust, Inc.	8,340	955,931
Equinix, Inc.	1,668	1,231,201
Essex Property Trust, Inc.	3,336	754,169
Extra Space Storage, Inc.	1,807	285,199
Public Storage	5,282	1,607,524

		6,431,412

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	4,865	2,486,696
Kroger Co. (The)	30,858	1,377,192
Walmart, Inc.	417	59,994

		3,923,882

Food Products - 2.2%
Flowers Foods, Inc.	32,387	896,796
General Mills, Inc.	1,529	119,812
Hershey Co. (The)	4,587	1,030,240
Hormel Foods Corp.	19,877	900,627
J M Smucker Co. (The)	6,672	1,019,482

		3,966,957

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	25,159	2,781,327

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Providers & Services - 1.4%
Chemed Corp.	2,641	1,334,075
LHC Group, Inc.*	5,282	837,725
UnitedHealth Group, Inc.	834	416,324

		2,588,124

Household Durables - 0.4%
Newell Brands, Inc.	46,148	736,522

Household Products - 2.9%
Clorox Co. (The)	9,591	1,387,722
Procter & Gamble Co. (The)	26,688	3,799,837

		5,187,559

Insurance - 6.7%
Allstate Corp. (The)	5,004	642,864
Assurant, Inc.	8,479	1,124,231
Chubb Ltd.	9,730	2,213,478
Everest Re Group Ltd.	2,919	1,020,745
Hanover Insurance Group, Inc. (The)	9,591	1,290,757
Markel Corp.*	741	1,044,054
Progressive Corp. (The)	9,591	1,307,733
RenaissanceRe Holdings Ltd.	5,143	1,006,434
Selective Insurance Group, Inc.(a)	556	52,820
Travelers Cos., Inc. (The)	8,340	1,593,941
W R Berkley Corp.	1,390	97,494
Willis Towers Watson plc	2,502	635,983

		12,030,534

Interactive Media & Services - 1.0%
Alphabet, Inc., Class A*	9,730	961,713
Alphabet, Inc., Class C*	7,645	763,506

		1,725,219

IT Services - 7.0%
Akamai Technologies, Inc.*	4,587	408,014
Amdocs Ltd.	16,263	1,495,057
Automatic Data Processing, Inc.	7,228	1,632,155
International Business Machines Corp.	20,711	2,790,393
Jack Henry & Associates, Inc.	7,506	1,351,755
Mastercard, Inc., Class A	834	309,080
Visa, Inc., Class A(a)	19,460	4,479,887

		12,466,341

Life Sciences Tools & Services - 0.8%
QIAGEN NV*	28,912	1,416,688

Media - 1.1%
Cable One, Inc.	695	548,967
TEGNA, Inc.	66,998	1,335,270

		1,884,237

Metals & Mining - 1.3%
Newmont Corp.	23,352	1,236,021
Royal Gold, Inc.(a)	8,757	1,112,402

		2,348,423

Multiline Retail - 1.3%
Dollar General Corp.	4,448	1,039,053
Target Corp.	7,506	1,292,083

		2,331,136

Investments	Shares	Value ($)
Multi-Utilities - 2.9%
Ameren Corp.	11,815	1,026,369
CMS Energy Corp.	23,908	1,510,747
Consolidated Edison, Inc.	11,398	1,086,343
Dominion Energy, Inc.	1,668	106,151
WEC Energy Group, Inc.	15,707	1,476,301

		5,205,911

Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp.(a)	4,865	421,893
Coterra Energy, Inc.(a)	36,557	915,022
Exxon Mobil Corp.	3,753	435,385
Kinder Morgan, Inc.	25,993	475,672

		2,247,972

Pharmaceuticals - 7.8%
Eli Lilly & Co.	10,703	3,683,437
Johnson & Johnson	33,916	5,542,553
Merck & Co., Inc.	44,758	4,807,457

		14,033,447

Professional Services - 1.6%
CACI International, Inc., Class A*	2,919	899,315
FTI Consulting, Inc.*(a)	5,282	842,584
Verisk Analytics, Inc.(a)	5,977	1,086,559

		2,828,458

Road & Rail - 2.3%
JB Hunt Transport Services, Inc.	5,282	998,562
Landstar System, Inc.(a)	8,201	1,417,379
Old Dominion Freight Line, Inc.(a)	4,865	1,621,213

		4,037,154

Semiconductors & Semiconductor Equipment - 0.9%
NVIDIA Corp.	278	54,313
Texas Instruments, Inc.	8,896	1,576,460

		1,630,773

Software - 10.5%
Black Knight, Inc.*	19,460	1,179,081
Check Point Software Technologies Ltd.*	10,981	1,396,783
Microsoft Corp.	51,708	12,813,760
Roper Technologies, Inc.	3,475	1,482,956
VMware, Inc., Class A*	7,784	953,307
Zoom Video Communications, Inc., Class A*	11,537	865,275

		18,691,162

Specialty Retail - 3.8%
AutoZone, Inc.*	139	339,000
Home Depot, Inc. (The)	15,290	4,956,559
O’Reilly Automotive, Inc.*	1,807	1,431,777

		6,727,336

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	62,828	9,065,452

Tobacco - 0.8%
Altria Group, Inc.	33,638	1,515,056

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Water Utilities - 0.8%
American Water Works Co., Inc.	9,591	1,500,896

TOTAL COMMON STOCKS (COST $163,858,838)		177,880,623

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.7%

REPURCHASE AGREEMENTS - 0.7%
CF Secured LLC, 4.28%, dated 1/31/2023, due 2/1/2023, repurchase price $1,186,279, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.50%, maturing 2/15/2023 - 5/15/2052; total market value $1,205,760 (Cost $1,186,138)	1,186,138	1,186,138

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(b)

U.S. TREASURY OBLIGATIONS - 0.0%(b)
U.S. Treasury Bills 4.55%, 5/11/2023(d) (Cost $59,266)	60,000	59,249

Total Investments - 100.2% (Cost $165,104,242)		179,126,010
Liabilities in excess of other assets - (0.2%)		(437,439)

Net Assets - 100.0%		178,688,571

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $15,055,113, collateralized in the form of cash with a value of $1,186,138 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $13,964,806 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from February 2, 2023 – August 15, 2052 and $6,275 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from November 29, 2023 – December 7, 2049; a total value of $15,157,219.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $1,186,138.
(d)	The rate shown was the current yield as of January 31, 2023.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	2	03/17/2023	USD	$409,000	$10,654
S&P 500 Micro E-Mini Index	18	03/17/2023	USD	368,100	14,201

					$24,855

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.5%
Securities Lending Reinvestments	0.7
Short-Term Investments	0.0 †
Others(1)	(0.2)

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.1%

Aerospace & Defense - 1.7%
BAE Systems plc	60,388	636,977
Singapore Technologies Engineering Ltd.	195,300	546,813
Thales SA	1,302	171,664

		1,355,454

Air Freight & Logistics - 1.1%
SG Holdings Co. Ltd.	37,200	571,538
Yamato Holdings Co. Ltd.	15,500	269,845

		841,383

Auto Components - 0.1%
Bridgestone Corp.	3,100	115,256

Automobiles - 0.7%
Ferrari NV	1,302	323,673
Toyota Motor Corp.	15,500	226,043

		549,716

Banks - 13.6%
Bank Hapoalim BM	65,038	581,596
Bank Leumi Le-Israel BM	67,518	592,635
Bankinter SA(a)	58,187	418,344
Banque Cantonale Vaudoise (Registered)(a)	4,402	416,124
BOC Hong Kong Holdings Ltd.	186,000	648,985
Chiba Bank Ltd. (The)(a)	43,400	327,390
DBS Group Holdings Ltd.	34,100	928,549
Hang Seng Bank Ltd.	18,600	309,425
Japan Post Bank Co. Ltd.(a)	77,500	687,723
Mitsubishi UFJ Financial Group, Inc.	58,900	431,497
Mizrahi Tefahot Bank Ltd.	15,686	514,779
Mizuho Financial Group, Inc.	43,400	676,639
Oversea-Chinese Banking Corp. Ltd.	65,100	640,425
Royal Bank of Canada	17,112	1,746,146
Sumitomo Mitsui Financial Group, Inc.	24,800	1,077,855
Toronto-Dominion Bank (The)	8,370	577,466

		10,575,578

Beverages - 0.4%
Budweiser Brewing Co. APAC Ltd.(b)	24,800	78,147
Suntory Beverage & Food Ltd.	6,200	208,820

		286,967

Capital Markets - 1.7%
Deutsche Boerse AG	3,999	713,356
Euronext NV(b)	434	35,021
Singapore Exchange Ltd.	80,600	565,399

		1,313,776

Investments	Shares	Value ($)
Chemicals - 3.0%
Air Liquide SA	9,269	1,470,327
Givaudan SA (Registered)(a)	31	99,740
ICL Group Ltd.	69,719	548,802
Novozymes A/S, Class B	4,402	228,075

		2,346,944

Commercial Services & Supplies - 1.3%
Brambles Ltd.	22,103	186,743
Dai Nippon Printing Co. Ltd.	12,400	291,776
Secom Co. Ltd.	9,300	552,157

		1,030,676

Construction & Engineering - 0.3%
Ackermans & van Haaren NV	279	48,148
Bouygues SA(a)	5,642	185,295

		233,443

Diversified Financial Services - 0.5%
Groupe Bruxelles Lambert NV	3,379	287,783
HAL Trust	620	85,246

		373,029

Diversified Telecommunication Services - 5.0%
BCE, Inc.	5,890	278,597
Elisa OYJ	11,346	645,443
HKT Trust & HKT Ltd.	186,000	243,458
Koninklijke KPN NV	155,868	531,710
Nippon Telegraph & Telephone Corp.	21,700	649,440
Orange SA	36,921	389,833
Singapore Telecommunications Ltd.	102,300	195,361
Spark New Zealand Ltd.	16,802	56,518
Swisscom AG (Registered)	1,116	655,935
Telefonica Deutschland Holding AG	97,092	285,128

		3,931,423

Electric Utilities - 4.8%
Chubu Electric Power Co., Inc.	27,900	299,928
CK Infrastructure Holdings Ltd.	54,500	302,795
CLP Holdings Ltd.	44,000	326,693
Emera, Inc.(a)	7,471	296,634
Fortis, Inc.(a)	8,122	332,769
Hydro One Ltd.(a)(b)	12,214	333,005
Iberdrola SA(a)	59,954	699,640
Iberdrola SA*‡	999	11,658
Kansai Electric Power Co., Inc. (The)	27,900	267,747
Power Assets Holdings Ltd.	59,500	336,267
Red Electrica Corp. SA	30,783	542,934

		3,750,070

Electronic Equipment, Instruments & Components - 0.7%
Hirose Electric Co. Ltd.	4,300	556,492

Entertainment - 0.5%
Nintendo Co. Ltd.	3,100	134,088
Toho Co. Ltd.	7,200	264,924

		399,012

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 0.4%
Link REIT	38,862	310,854

Food & Staples Retailing - 3.8%
Carrefour SA	18,662	354,080
Coles Group Ltd.	8,339	104,359
Jeronimo Martins SGPS SA	13,671	296,057
Koninklijke Ahold Delhaize NV	18,724	556,880
Loblaw Cos. Ltd.	7,440	664,629
Metro, Inc.	5,797	313,755
Tesco plc	128,371	388,614
Woolworths Group Ltd.	12,059	306,585

		2,984,959

Food Products - 5.6%
MEIJI Holdings Co. Ltd.	5,400	278,211
Nestle SA (Registered)	30,101	3,652,419
Nissin Foods Holdings Co. Ltd.	800	62,501
Yakult Honsha Co. Ltd.	5,200	370,272

		4,363,403

Gas Utilities - 1.3%
Naturgy Energy Group SA	4,402	124,301
Osaka Gas Co. Ltd.	18,600	299,642
Snam SpA	57,164	290,176
Tokyo Gas Co. Ltd.	15,500	324,076

		1,038,195

Health Care Equipment & Supplies - 0.0%(c)
Fisher & Paykel Healthcare Corp. Ltd.	403	6,579

Health Care Providers & Services - 0.2%
Sonic Healthcare Ltd.	6,200	137,968

Hotels, Restaurants & Leisure - 0.8%
La Francaise des Jeux SAEM(b)	465	19,822
McDonald’s Holdings Co. Japan Ltd.(a)	15,500	612,634

		632,456

Household Durables - 0.4%
Sekisui Chemical Co. Ltd.	3,100	43,218
Sekisui House Ltd.(a)	15,500	292,134

		335,352

Household Products - 0.8%
Reckitt Benckiser Group plc	8,215	583,548

Industrial Conglomerates - 2.3%
CK Hutchison Holdings Ltd.	46,500	295,425
Jardine Matheson Holdings Ltd.	12,400	657,448
Keppel Corp. Ltd.	43,400	249,302
Toshiba Corp.	16,900	579,469

		1,781,644

Insurance - 2.6%
Admiral Group plc	2,325	62,971
Baloise Holding AG (Registered)	620	101,292
Hannover Rueck SE	1,674	338,520
Intact Financial Corp.	3,255	470,875
Japan Post Holdings Co. Ltd.	43,400	380,453
Medibank Pvt Ltd.	146,847	304,219

Investments	Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	217	78,008
Sampo OYJ, Class A	1,519	79,467
Sompo Holdings, Inc.	4,500	193,260

		2,009,065

IT Services - 1.8%
CGI, Inc.*	3,782	323,228
Itochu Techno-Solutions Corp.	6,200	152,801
Nomura Research Institute Ltd.	9,300	221,692
Obic Co. Ltd.	3,600	574,417
SCSK Corp.	6,200	100,501

		1,372,639

Machinery - 1.3%
GEA Group AG	7,812	350,823
Kone OYJ, Class B	11,284	613,240
Schindler Holding AG (Registered)	248	49,775

		1,013,838

Marine - 0.7%
Kuehne + Nagel International AG (Registered)(a)	2,170	513,950

Media - 0.2%
Shaw Communications, Inc., Class B	3,379	100,280
Vivendi SE	3,999	42,814

		143,094

Metals & Mining - 0.9%
BHP Group Ltd.	4,867	169,350
Franco-Nevada Corp.	3,510	513,394

		682,744

Multiline Retail - 1.3%
Dollarama, Inc.	4,371	260,652
Pan Pacific International Holdings Corp.	3,100	57,068
Wesfarmers Ltd.	20,274	709,303

		1,027,023

Multi-Utilities - 0.7%
Canadian Utilities Ltd., Class A(a)	744	20,619
National Grid plc	41,602	524,966

		545,585

Oil, Gas & Consumable Fuels - 3.7%
ENEOS Holdings, Inc.	93,000	331,252
Idemitsu Kosan Co. Ltd.	10,800	267,830
Pembina Pipeline Corp.(a)	7,471	264,328
Shell plc	57,474	1,679,753
TotalEnergies SE(a)	4,464	276,246
Woodside Energy Group Ltd.	1,705	43,564

		2,862,973

Personal Products - 2.4%
Beiersdorf AG	3,069	371,972
Unilever plc	30,287	1,531,909

		1,903,881

Pharmaceuticals - 11.0%
GSK plc	48,174	844,176
Kyowa Kirin Co. Ltd.	12,400	275,566
Novartis AG (Registered)	3,658	328,314

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Novo Nordisk A/S, Class B	13,888	1,911,937
Roche Holding AG	124	45,106
Roche Holding AG - BR	10,044	3,118,423
Sanofi	17,577	1,711,755
UCB SA	4,216	345,149

		8,580,426

Professional Services - 2.4%
RELX plc	7,440	220,008
SGS SA (Registered)	124	300,299
Thomson Reuters Corp.	5,549	658,220
Wolters Kluwer NV	6,448	701,336

		1,879,863

Real Estate Management & Development - 3.2%
Capitaland Investment Ltd.	96,100	289,539
CK Asset Holdings Ltd.	93,000	594,409
Daito Trust Construction Co. Ltd.	3,100	305,602
PSP Swiss Property AG (Registered)	4,402	545,728
Sino Land Co. Ltd.	10,998	14,283
Sun Hung Kai Properties Ltd.	52,500	744,111

		2,493,672

Road & Rail - 2.0%
Aurizon Holdings Ltd.	138,074	359,014
Canadian National Railway Co.	5,053	599,763
MTR Corp. Ltd.	55,500	296,669
Tobu Railway Co. Ltd.	12,400	290,346

		1,545,792

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	930	608,642

Software - 2.7%
Constellation Software, Inc.	372	655,365
Nice Ltd.*	1,302	267,902
Oracle Corp. Japan	9,300	633,612
Sage Group plc (The)	7,657	73,225
SAP SE	4,185	492,600

		2,122,704

Specialty Retail - 2.5%
Chow Tai Fook Jewellery Group Ltd.	266,600	569,351
Industria de Diseno Textil SA	28,210	876,844
USS Co. Ltd.	31,000	507,986

		1,954,181

Technology Hardware, Storage & Peripherals - 1.0%
Canon, Inc.(a)	18,600	413,778
FUJIFILM Holdings Corp.	6,800	357,452

		771,230

Textiles, Apparel & Luxury Goods - 0.8%
Hermes International	31	57,723
LVMH Moet Hennessy Louis Vuitton SE	682	592,549

		650,272

Tobacco - 0.6%
Japan Tobacco, Inc.(a)	21,700	443,027

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.4%
Bunzl plc	9,021	329,841
ITOCHU Corp.	24,200	778,412

		1,108,253

Water Utilities - 0.4%
United Utilities Group plc	22,320	290,719

Wireless Telecommunication Services - 2.7%
KDDI Corp.	29,400	917,641
SoftBank Corp.	52,700	602,396
Vodafone Group plc	543,089	622,597

		2,142,634

TOTAL COMMON STOCKS (COST $72,656,096)		76,500,384

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.4%

REPURCHASE AGREEMENTS - 1.4%
CF Secured LLC, 4.28%, dated 1/31/2023, due 2/1/2023, repurchase price $1,098,356, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.50%, maturing 2/15/2023 - 5/15/2052; total market value $1,116,393 (Cost $1,098,225)	1,098,225	1,098,225

Total Investments - 99.5% (Cost $73,754,321)		77,598,609
Other assets less liabilities - 0.5%		372,373

Net Assets - 100.0%		77,970,982

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $5,326,163, collateralized in the form of cash with a value of $1,098,225 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,580,067 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from February 9, 2023 – August 15, 2052 and $1,083,809 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 15, 2023 – June 30, 2120; a total value of $5,762,102.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $1,098,225.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	14	03/17/2023	USD	$1,483,300	$82,597

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	157,730	Bank of New York	USD	115,321	03/15/2023	$2,919
EUR	41,291	JPMorgan Chase Bank NA	USD	44,112	03/15/2023	846
JPY	8,291,028	Bank of New York	USD	61,196	03/15/2023	2,906
SGD	16,357	Citibank NA	USD	12,098	03/15/2023	356
USD	3,910	Goldman Sachs & Co.	ILS	13,331	03/15/2023	47
USD	13,360	Citibank NA	NOK	131,563	03/15/2023	163
USD	42,157	Bank of New York	SEK	433,881	03/15/2023	625

Total unrealized appreciation						$7,862

HKD	151,620	Citibank NA	USD	19,504	03/15/2023	$(122)
USD	88,773	Citibank NA	AUD	132,254	03/15/2023	(4,566)
USD	129,897	Citibank NA	CHF	119,839	03/15/2023	(1,101)
USD	43,633	Bank of New York	DKK	303,190	03/15/2023	(755)
USD	287,979	Citibank NA	EUR	268,797	03/15/2023	(4,693)
USD	97,602	Citibank NA	GBP	79,886	03/15/2023	(832)
USD	26,287	Citibank NA	NZD	41,229	03/15/2023	(366)

Total unrealized depreciation						$(12,435)

Net unrealized depreciation						$(4,573)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	3.0%
Belgium	0.9
Canada	10.8
Denmark	2.7
Finland	1.7
France	6.8
Germany	3.4
Hong Kong	6.5
Israel	3.2
Italy	0.4
Japan	23.4
Netherlands	3.6
New Zealand	0.1
Portugal	0.4
Singapore	5.2
Spain	3.4
Switzerland	12.6
United Kingdom	10.0
Other[1]	1.9

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.1%
Securities Lending Reinvestments	1.4
Others(1)	0.5

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Auto Components - 0.7%
Cheng Shin Rubber Industry Co. Ltd.	105,000	120,650

Automobiles - 1.3%
Bajaj Auto Ltd.	2,576	120,053
Hero MotoCorp Ltd.	2,513	84,757

		204,810

Banks - 18.6%
Abu Dhabi Islamic Bank PJSC	40,292	103,334
Agricultural Bank of China Ltd., Class H	441,000	158,654
Al Rajhi Bank*	2,996	65,460
Axis Bank Ltd.	1,302	13,851
Banco BBVA Peru SA	7,182	3,194
Bank Central Asia Tbk. PT	56,700	32,057
Bank of China Ltd., Class H	497,000	189,580
Bank of Communications Co. Ltd., Class H	231,000	142,634
Boubyan Bank KSCP	30,548	78,459
Chang Hwa Commercial Bank Ltd.	142,472	83,514
China CITIC Bank Corp. Ltd., Class H	210,000	101,269
China Construction Bank Corp., Class H	483,000	313,022
Dubai Islamic Bank PJSC	55,062	83,199
E.Sun Financial Holding Co. Ltd.	112,000	91,390
First Abu Dhabi Bank PJSC	2,170	8,035
First Financial Holding Co. Ltd.	136,565	118,713
Grupo Financiero Banorte SAB de CV, Class O	700	5,816
Hong Leong Bank Bhd.	2,800	13,469
ICICI Bank Ltd.	8,729	88,634
Industrial & Commercial Bank of China Ltd., Class H	707,000	377,918
Itau Unibanco Holding SA (Preference)	2,800	13,930
Kuwait Finance House KSCP	64,078	175,493
Malayan Banking Bhd.	31,685	64,919
National Bank of Kuwait SAKP	88,879	319,411
Postal Savings Bank of China Co. Ltd., Class H(a)	147,000	99,956
Qatar Islamic Bank SAQ	19,026	102,764
Qatar National Bank QPSC	28,497	140,851
Saudi National Bank (The)	2,296	28,937
Sberbank of Russia PJSC*‡	12,360	—

		3,018,463

Capital Markets - 0.7%
Macquarie Korea Infrastructure Fund	12,250	118,244

Investments	Shares	Value ($)
Chemicals - 2.1%
Asian Paints Ltd.	826	27,482
PhosAgro PJSC‡	1,158	—
Pidilite Industries Ltd.	3,206	89,202
SABIC Agri-Nutrients Co.	3,353	122,399
Saudi Basic Industries Corp.	1,309	32,333
Yanbu National Petrochemical Co.	5,740	67,754

		339,170

Construction & Engineering - 0.5%
China Railway Group Ltd., Class H	140,000	76,264

Construction Materials - 1.2%
ACC Ltd.	1,183	28,421
Asia Cement Corp.	35,000	49,134
LafargeHolcim Maroc SA	861	120,134

		197,689

Consumer Finance - 0.6%
Bajaj Finance Ltd.	147	10,562
Samsung Card Co. Ltd.	3,248	80,026

		90,588

Diversified Financial Services - 0.2%
FirstRand Ltd.	1,400	5,177
Housing Development Finance Corp. Ltd.	791	25,324

		30,501

Diversified Telecommunication Services - 4.3%
China Tower Corp. Ltd., Class H(a)	672,000	76,300
Chunghwa Telecom Co. Ltd.	49,000	183,597
Emirates Integrated Telecommunications Co. PJSC	49,504	69,544
Emirates Telecommunications Group Co. PJSC	1,904	13,322
Itissalat Al-Maghrib	12,110	114,958
Ooredoo QPSC	29,841	73,256
Telefonica Brasil SA	5,600	45,997
Telkom Indonesia Persero Tbk. PT	474,600	121,895

		698,869

Electric Utilities - 4.1%
Centrais Eletricas Brasileiras SA (Preference), Class B	5,600	46,712
CPFL Energia SA	12,600	82,359
Manila Electric Co.	14,350	73,710
Power Grid Corp. of India Ltd.	49,532	130,981
Saudi Electricity Co.	17,304	106,139
Tenaga Nasional Bhd.	45,500	100,477
Transmissora Alianca de Energia Eletrica SA	17,500	127,380

		667,758

Electronic Equipment, Instruments & Components - 0.6%
Hon Hai Precision Industry Co. Ltd.	5,000	16,603
WPG Holdings Ltd.	49,000	77,845

		94,448

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 0.6%
NetEase, Inc., ADR	1,050	93,041

Food & Staples Retailing - 1.5%
InRetail Peru Corp.(a)	2,275	78,260
Nahdi Medical Co.	567	28,584
President Chain Store Corp.	14,000	125,895
Wal-Mart de Mexico SAB de CV	1,400	5,493

		238,232

Food Products - 4.7%
Almarai Co. JSC	5,600	82,665
Dali Foods Group Co. Ltd.(a)	182,000	81,265
Nestle India Ltd.	203	47,121
Nestle Malaysia Bhd.	4,200	133,116
Tingyi Cayman Islands Holding Corp.	76,000	126,238
Uni-President China Holdings Ltd.	70,000	67,334
Uni-President Enterprises Corp.	49,000	109,832
Want Want China Holdings Ltd.	161,000	104,751

		752,322

Gas Utilities - 0.8%
Petronas Gas Bhd.	32,900	129,726

Health Care Providers & Services - 3.9%
Bangkok Dusit Medical Services PCL, NVDR	116,200	104,724
Bumrungrad Hospital PCL, NVDR	20,300	133,448
Dr Sulaiman Al Habib Medical Services Group Co.	1,512	94,273
Mitra Keluarga Karyasehat Tbk. PT(a)	661,500	131,947
Mouwasat Medical Services Co.	1,421	77,998
Sinopharm Group Co. Ltd., Class H	36,400	89,252

		631,642

Hotels, Restaurants & Leisure - 0.2%
Kangwon Land, Inc.*	1,274	24,305

Household Durables - 0.7%
Coway Co. Ltd.*	2,506	113,521

Household Products - 0.8%
Unilever Indonesia Tbk. PT	406,700	126,432

Independent Power and Renewable Electricity Producers - 0.1%
Engie Brasil Energia SA	2,100	16,230
Unipro PJSC*‡	726,000	—

		16,230

Industrial Conglomerates - 3.1%
Alpha Dhabi Holding PJSC*	13,433	87,772
Far Eastern New Century Corp.	84,000	91,484
International Holding Co. PJSC*	2,968	323,381

502,637

Investments	Shares	Value ($)
Insurance - 1.1%
Bupa Arabia for Cooperative Insurance Co.	2,159	89,973
PICC Property & Casualty Co. Ltd., Class H	98,000	92,142

		182,115

Interactive Media & Services - 4.3%
Tencent Holdings Ltd.	14,400	702,130

Internet & Direct Marketing Retail - 5.4%
Alibaba Group Holding Ltd., ADR*	5,320	586,264
JD Health International, Inc.*(a)	5,600	46,294
JD.com, Inc., ADR	2,618	155,850
Meituan, Class B*(a)	820	18,265
Pinduoduo, Inc., ADR*	448	43,895
Prosus NV*	231	18,520

		869,088

IT Services - 3.9%
Infosys Ltd.	6,034	112,960
Samsung SDS Co. Ltd.	1,169	118,627
Tata Consultancy Services Ltd.	9,646	395,441

		627,028

Life Sciences Tools & Services - 0.1%
Samsung Biologics Co. Ltd.*(a)	28	18,026

Marine - 0.5%
MISC Bhd.	50,400	86,368

Metals & Mining - 1.0%
Gold Fields Ltd.	3,304	37,407
Industrias CH SAB de CV, Series B*	350	4,151
Polyus PJSC*‡	546	—
Vale SA	6,700	124,369

		165,927

Multiline Retail - 0.0%
Robinson PCL*‡	600	—

Multi-Utilities - 1.0%
Dubai Electricity & Water Authority PJSC	136,206	87,886
Qatar Electricity & Water Co. QSC	15,890	77,579

		165,465

Oil, Gas & Consumable Fuels - 3.3%
Petroleo Brasileiro SA	2,100	12,151
Petroleo Brasileiro SA (Preference)	3,500	17,921
Petronas Dagangan Bhd.	15,400	78,701
Petronet LNG Ltd.	1,813	4,808
PTT Exploration & Production PCL, NVDR	18,200	94,556
Qatar Fuel QSC	15,267	74,873
Qatar Gas Transport Co. Ltd.	106,960	111,608
Reliance Industries Ltd.	3,969	114,031
Surgutneftegas PJSC (Preference)‡	156,600	—
United Tractors Tbk. PT	17,500	28,661

		537,310

Personal Products - 1.5%
Colgate-Palmolive India Ltd.	6,132	108,754

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Hengan International Group Co. Ltd.	25,000	122,791
Hindustan Unilever Ltd.	574	18,053

		249,598

Pharmaceuticals - 3.6%
Cipla Ltd.	9,457	117,502
Dr Reddy’s Laboratories Ltd.	973	51,354
Kalbe Farma Tbk. PT	324,100	44,539
Richter Gedeon Nyrt.	3,878	87,218
Sun Pharmaceutical Industries Ltd.	6,895	87,062
Torrent Pharmaceuticals Ltd.	5,943	110,386
Yuhan Corp.*	1,997	84,789

		582,850

Real Estate Management & Development - 0.8%
Aldar Properties PJSC	67,025	79,560
Wharf Holdings Ltd. (The)	21,000	54,653

		134,213

Semiconductors & Semiconductor Equipment - 6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	59,000	1,025,745

Specialty Retail - 2.7%
Abu Dhabi National Oil Co. for Distribution PJSC	105,665	126,577
Home Product Center PCL, NVDR	286,300	124,026
Jarir Marketing Co.	2,604	104,354
MR DIY Group M Bhd.(a)	184,100	82,000

		436,957

Technology Hardware, Storage & Peripherals - 4.7%
Compal Electronics, Inc.	119,000	89,572
Inventec Corp.	98,000	82,415
Lite-On Technology Corp.	9,000	19,903
Pegatron Corp.	28,000	60,150
Quanta Computer, Inc.	14,000	34,831
Samsung Electronics Co. Ltd.	9,415	466,240

		753,111

Textiles, Apparel & Luxury Goods - 0.2%
Page Industries Ltd.	70	34,207

Tobacco - 0.9%
KT&G Corp.*	1,855	139,298

Transportation Infrastructure—1.3%
Taiwan High Speed Rail Corp.	91,000	88,500
Westports Holdings Bhd.	143,500	126,823

		215,323

Wireless Telecommunication Services - 4.8%
Advanced Info Service PCL, NVDR	25,200	148,864
Etihad Etisalat Co.	5,754	54,198
Far EasTone Telecommunications Co. Ltd.	58,000	128,846
Intouch Holdings PCL, NVDR	58,100	128,045
PLDT, Inc.	840	20,636
SK Telecom Co. Ltd.	2,989	113,076
Taiwan Mobile Co. Ltd.	42,000	132,330

Investments	Shares	Value ($)
Vodacom Group Ltd.	6,594	46,161

		772,156

TOTAL COMMON STOCKS (COST $16,354,295)		15,982,457

Total Investments - 98.7% (Cost $16,354,295)		15,982,457
Other assets less liabilities - 1.3%		206,360

Net Assets - 100.0%		16,188,817

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PJSC	Public Joint Stock Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	4	03/17/2023	USD	$208,920	$10,314

Abbreviations:

USD — US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Brazil	3.0%
China	24.2
Hungary	0.5
India	11.2
Indonesia	3.0
Kuwait	3.5
Malaysia	5.0
Mexico	0.1
Morocco	1.5
Peru	0.5
Philippines	0.6
Qatar	3.6
Saudi Arabia	5.9
South Africa	0.7
South Korea	7.9
Taiwan	16.9
Thailand	4.5
United Arab Emirates	6.1
Other[1]	1.3

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.7%
Others(1)	1.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.5%
AAR Corp.*(a)	2,760	141,974
Aerojet Rocketdyne Holdings, Inc.*(a)	3,864	216,075
AeroVironment, Inc.*(a)	1,288	114,593
Axon Enterprise, Inc.*(a)	1,656	323,649
Boeing Co. (The)*	18,483	3,936,879
BWX Technologies, Inc.(a)	4,232	257,560
Curtiss-Wright Corp.	2,379	394,438
Ducommun, Inc.*	552	31,895
General Dynamics Corp.	7,176	1,672,439
HEICO Corp.(a)	1,464	250,271
HEICO Corp., Class A	1,840	245,971
Hexcel Corp.(a)	3,294	232,490
Howmet Aerospace, Inc.	11,712	476,561
Huntington Ingalls Industries, Inc.	1,288	284,056
Kratos Defense & Security Solutions, Inc.*	4,232	48,456
L3Harris Technologies, Inc.	5,307	1,140,050
Lockheed Martin Corp.	6,222	2,882,404
Maxar Technologies, Inc.	4,784	247,189
Mercury Systems, Inc.*	4,232	211,537
Moog, Inc., Class A	2,379	226,766
Northrop Grumman Corp.	3,843	1,721,818
Parsons Corp.*(a)	3,485	151,667
Raytheon Technologies Corp.	40,077	4,001,688
Rocket Lab USA, Inc.*(a)	24,339	120,965
Spirit AeroSystems Holdings, Inc., Class A(a)	4,416	159,638
Textron, Inc.(a)	6,588	479,936
TransDigm Group, Inc.	1,288	924,462
Triumph Group, Inc.*	6,992	79,639
V2X, Inc.*	3,312	146,258
Woodward, Inc.(a)	3,312	338,685

		21,460,009

Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc.*	15,555	440,362
Atlas Air Worldwide Holdings, Inc.*(a)	6,525	666,920
CH Robinson Worldwide, Inc.(a)	3,864	387,057
Expeditors International of Washington, Inc.(a)	4,575	494,786
FedEx Corp.	7,869	1,525,485
Forward Air Corp.(a)	920	99,222
GXO Logistics, Inc.*	28,731	1,503,493
Hub Group, Inc., Class A*(a)	8,418	717,803
United Parcel Service, Inc., Class B	23,973	4,440,519

		10,275,647

Airlines - 0.4%
Alaska Air Group, Inc.*(a)	27,968	1,435,877
Allegiant Travel Co.*	1,830	157,435
American Airlines Group, Inc.*(a)	27,450	443,043

Investments	Shares	Value ($)
Delta Air Lines, Inc.*(a)	20,056	784,190
Frontier Group Holdings, Inc.*(a)	7,586	95,432
Hawaiian Holdings, Inc.*(a)	10,431	128,510
JetBlue Airways Corp.*(a)	68,994	551,952
SkyWest, Inc.*	15,189	315,324
Southwest Airlines Co.	17,568	628,407
Spirit Airlines, Inc.	25,437	504,670
United Airlines Holdings, Inc.*(a)	6,771	331,508

		5,376,348

Auto Components - 0.5%
Adient plc*	23,607	1,062,787
American Axle & Manufacturing Holdings, Inc.*	14,457	128,234
Aptiv plc*	7,544	853,151
Autoliv, Inc.	2,928	269,728
BorgWarner, Inc.(a)	8,601	406,655
Dana, Inc.	23,973	434,870
Dorman Products, Inc.*	915	88,810
Fox Factory Holding Corp.*(a)	2,013	237,715
Garrett Motion, Inc.*(a)	9,752	78,016
Gentex Corp.(a)	14,823	437,427
Gentherm, Inc.*	1,104	82,171
Goodyear Tire & Rubber Co. (The)*(a)	62,189	699,626
Holley, Inc.*(a)	27,084	89,648
LCI Industries(a)	5,520	619,455
Lear Corp.	2,562	373,488
Luminar Technologies, Inc.*(a)	366	2,441
Mobileye Global, Inc., Class A*(a)	4,392	169,531
Modine Manufacturing Co.*	9,200	219,788
Patrick Industries, Inc.(a)	5,856	415,600
QuantumScape Corp.*(a)	75,396	641,620
Standard Motor Products, Inc.	2,013	81,446
Stoneridge, Inc.*(a)	7,176	176,960
Visteon Corp.*(a)	1,830	286,102
XPEL, Inc.*(a)(b)	1,288	97,978

		7,953,247

Automobiles - 1.3%
Ford Motor Co.	129,527	1,749,910
General Motors Co.	45,018	1,770,108
Harley-Davidson, Inc.(a)	29,624	1,363,593
Lucid Group, Inc.*(a)	5,673	66,317
Tesla, Inc.*	72,468	12,552,907
Thor Industries, Inc.(a)	11,895	1,133,950
Winnebago Industries, Inc.(a)	5,490	349,603

		18,986,388

Banks - 5.9%
1st Source Corp.	2,379	117,023
Ameris Bancorp	13,800	650,808
Associated Banc-Corp.(a)	30,195	676,670
Atlantic Union Bankshares Corp.(a)	15,006	580,582
Banc of California, Inc.	3,680	64,106
BancFirst Corp.(a)	1,652	142,287
Bancorp, Inc. (The)*(a)	5,673	192,485
Bank of America Corp.	229,299	8,135,528

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bank of Hawaii Corp.(a)	2,392	182,964
Bank OZK(a)	26,535	1,211,853
BankUnited, Inc.(a)	19,418	730,894
Banner Corp.(a)	2,928	189,822
Bar Harbor Bankshares(a)	732	22,743
Berkshire Hills Bancorp, Inc.(a)	3,864	119,977
BOK Financial Corp.	1,464	147,132
Brookline Bancorp, Inc.(a)	12,880	168,470
Cadence Bank	38,064	973,677
Camden National Corp.(a)	1,830	77,281
Cathay General Bancorp(a)	15,006	659,664
Central Pacific Financial Corp.	7,869	177,839
Citigroup, Inc.	66,063	3,449,810
Citizens Financial Group, Inc.(a)	15,088	653,612
City Holding Co.(a)	368	34,883
CNB Financial Corp.(a)	1,098	26,484
Columbia Banking System, Inc.(a)	17,848	551,682
Comerica, Inc.	5,152	377,693
Commerce Bancshares, Inc.(a)	3,285	218,650
Community Bank System, Inc.(a)	1,647	95,048
Community Trust Bancorp, Inc.	2,024	87,194
ConnectOne Bancorp, Inc.	8,784	208,796
CrossFirst Bankshares, Inc.*(a)	6,222	83,997
Cullen/Frost Bankers, Inc.(a)	2,024	263,687
Customers Bancorp, Inc.*	5,704	173,230
CVB Financial Corp.(a)	9,758	236,339
Dime Community Bancshares, Inc.(a)	9,516	283,767
Eagle Bancorp, Inc.	6,072	288,359
East West Bancorp, Inc.	5,520	433,430
Eastern Bankshares, Inc.(a)	6,072	98,184
Enterprise Financial Services Corp.	3,477	185,394
Farmers National Banc Corp.(a)	1,281	18,421
FB Financial Corp.	1,288	48,377
Fifth Third Bancorp	23,736	861,379
First Bancorp/NC	3,496	139,316
First Bancorp/PR(a)	47,237	635,338
First Bancshares, Inc. (The)(a)	3,128	95,873
First Busey Corp.	14,168	338,190
First Citizens BancShares, Inc., Class A(a)	368	286,186
First Commonwealth Financial Corp.(a)	25,024	368,103
First Financial Bancorp(a)	18,584	470,733
First Financial Bankshares, Inc.(a)	6,624	235,947
First Financial Corp.(a)	3,680	165,306
First Foundation, Inc.	15,006	233,043
First Hawaiian, Inc.(a)	27,232	747,246
First Horizon Corp.	20,496	506,866
First Interstate BancSystem, Inc., Class A	6,588	236,377
First Merchants Corp.(a)	13,064	557,049
First Mid Bancshares, Inc.	5,307	170,514
First of Long Island Corp. (The)	8,280	146,225
First Republic Bank(a)	5,307	747,650
Flushing Financial Corp.(a)	5,336	102,398
FNB Corp.(a)	73,566	1,049,787
Fulton Financial Corp.(a)	33,120	554,098
German American Bancorp, Inc.(a)	3,397	130,852

Investments	Shares	Value ($)
Glacier Bancorp, Inc.	5,888	268,434
Hancock Whitney Corp.(a)	18,952	975,649
Hanmi Financial Corp.	7,728	179,985
HarborOne Bancorp, Inc.	2,024	27,607
Heartland Financial USA, Inc.	9,016	446,022
Heritage Commerce Corp.(a)	9,150	110,898
Heritage Financial Corp.	4,392	125,304
Hilltop Holdings, Inc.(a)	5,124	167,555
Home BancShares, Inc.(a)	12,993	310,143
HomeStreet, Inc.	3,128	86,239
Hope Bancorp, Inc.(a)	21,045	271,270
Horizon Bancorp, Inc.(a)	6,624	103,599
Huntington Bancshares, Inc.	46,181	700,566
Independent Bank Corp. - MA	2,392	190,618
Independent Bank Corp. - MI	6,954	154,170
Independent Bank Group, Inc.	3,111	190,704
International Bancshares Corp.(a)	13,248	620,934
JPMorgan Chase & Co.	96,990	13,574,720
KeyCorp(a)	33,304	639,104
Lakeland Bancorp, Inc.	11,960	230,469
Lakeland Financial Corp.(a)	736	52,043
Live Oak Bancshares, Inc.(a)	4,209	144,074
M&T Bank Corp.	6,152	959,712
Mercantile Bank Corp.	4,416	151,601
Metropolitan Bank Holding Corp.*	3,294	195,598
Midland States Bancorp, Inc.	4,784	121,896
MidWestOne Financial Group, Inc.(a)	915	28,502
National Bank Holdings Corp., Class A	1,104	46,622
NBT Bancorp, Inc.	4,026	158,262
Nicolet Bankshares, Inc.*(a)	1,603	116,843
Northwest Bancshares, Inc.(a)	4,600	65,044
OceanFirst Financial Corp.(a)	15,640	374,109
OFG Bancorp	13,359	378,193
Old National Bancorp(a)	62,220	1,088,850
Pacific Premier Bancorp, Inc.(a)	20,056	648,611
PacWest Bancorp	23,607	652,970
Park National Corp.	368	46,092
Pathward Financial, Inc.(a)	2,944	146,081
Peoples Bancorp, Inc.(a)	5,888	174,697
Pinnacle Financial Partners, Inc.(a)	4,600	362,158
PNC Financial Services Group, Inc. (The)	12,993	2,149,432
Popular, Inc.	17,568	1,205,868
Preferred Bank(a)	1,772	126,042
Premier Financial Corp.(a)	10,856	271,617
Prosperity Bancshares, Inc.(a)	20,608	1,563,323
QCR Holdings, Inc.(a)	2,024	106,381
Regions Financial Corp.(a)	32,940	775,408
S&T Bancorp, Inc.	7,869	286,274
Sandy Spring Bancorp, Inc.(a)	11,712	395,866
Seacoast Banking Corp. of Florida(a)	4,968	159,522
ServisFirst Bancshares, Inc.(a)	1,647	112,292
Signature Bank	2,745	353,968
Simmons First National Corp., Class A(a)	26,680	595,231
Southside Bancshares, Inc.(a)	736	27,880

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SouthState Corp.(a)	4,758	378,737
Stellar Bancorp, Inc.(a)	3,637	102,236
Stock Yards Bancorp, Inc.(a)	552	33,098
SVB Financial Group*	2,196	664,158
Synovus Financial Corp.(a)	31,832	1,335,352
Texas Capital Bancshares, Inc.*(a)	3,294	217,635
Tompkins Financial Corp.	184	13,861
Towne Bank(a)	13,984	426,092
TriCo Bancshares	552	27,904
Triumph Financial, Inc.*	2,379	132,582
Truist Financial Corp.	43,237	2,135,475
Trustmark Corp.(a)	5,124	149,211
UMB Financial Corp.(a)	8,967	808,734
Umpqua Holdings Corp.	45,018	819,328
United Bankshares, Inc.(a)	8,784	353,117
United Community Banks, Inc.(a)	7,686	250,102
Univest Financial Corp.	5,888	159,859
US Bancorp	44,157	2,199,019
Valley National Bancorp(a)	93,282	1,108,190
Veritex Holdings, Inc.	4,600	129,490
Washington Federal, Inc.(a)	16,836	597,005
Washington Trust Bancorp, Inc.(a)	2,365	101,151
Webster Financial Corp.	7,265	382,502
Wells Fargo & Co.	124,623	5,841,080
WesBanco, Inc.(a)	12,696	471,910
Westamerica Bancorp(a)	2,576	143,123
Western Alliance Bancorp(a)	4,048	305,098
Wintrust Financial Corp.(a)	13,432	1,228,625
Zions Bancorp NA(a)	6,039	321,033

		86,068,077

Beverages - 1.2%
Boston Beer Co., Inc. (The), Class A*(a)	366	142,231
Brown-Forman Corp., Class A(a)	1,472	97,888
Brown-Forman Corp., Class B(a)	5,520	367,522
Celsius Holdings, Inc.*(a)	2,024	203,048
Coca-Cola Co. (The)	103,212	6,328,960
Coca-Cola Consolidated, Inc.	366	185,481
Constellation Brands, Inc., Class A	4,392	1,016,836
Keurig Dr Pepper, Inc.	24,888	878,049
MGP Ingredients, Inc.	183	17,850
Molson Coors Beverage Co., Class B(a)	6,808	357,965
Monster Beverage Corp.*	10,120	1,053,289
National Beverage Corp.*(a)	1,104	48,797
PepsiCo, Inc.	36,600	6,259,332
Vita Coco Co., Inc. (The)*(a)	5,520	74,906

		17,032,154

Biotechnology - 2.6%
2seventy bio, Inc.*	8,418	114,485
AbbVie, Inc.	58,560	8,652,240
ACADIA Pharmaceuticals, Inc.*	1,647	31,342
Agios Pharmaceuticals, Inc.*(a)	5,046	148,756
Akero Therapeutics, Inc.*(a)	2,562	126,819
Alkermes plc*	5,856	167,716
Allogene Therapeutics, Inc.*(a)	15,006	115,846
Alnylam Pharmaceuticals, Inc.*(a)	3,294	745,762
Amgen, Inc.	14,640	3,695,136

Investments	Shares	Value ($)
Amicus Therapeutics, Inc.*	7,176	93,575
Anavex Life Sciences Corp.*(a)	13,542	147,202
Apellis Pharmaceuticals, Inc.*(a)	3,660	192,992
Arcus Biosciences, Inc.*(a)	11,408	246,755
Arrowhead Pharmaceuticals, Inc.*(a)	2,745	96,048
Atara Biotherapeutics, Inc.*	24,156	122,471
Aurinia Pharmaceuticals, Inc.*	24,888	225,236
Avid Bioservices, Inc.*(a)	1,472	23,302
Beam Therapeutics, Inc.*(a)	15,189	659,962
Biogen, Inc.*	4,026	1,171,163
BioMarin Pharmaceutical, Inc.*(a)	5,124	591,053
Blueprint Medicines Corp.*	1,281	59,874
C4 Therapeutics, Inc.*(a)	12,627	98,364
Caribou Biosciences, Inc.*	1,288	9,287
Catalyst Pharmaceuticals, Inc.*	9,842	152,453
Celldex Therapeutics, Inc.*(a)	1,472	64,856
Cerevel Therapeutics Holdings, Inc.*(a)	3,128	106,821
CRISPR Therapeutics AG*(a)	2,379	121,377
Cytokinetics, Inc.*(a)	3,111	132,155
Deciphera Pharmaceuticals, Inc.*	3,128	53,207
Denali Therapeutics, Inc.*(a)	3,660	110,788
Dynavax Technologies Corp.*(a)	27,416	311,994
Eagle Pharmaceuticals, Inc.*(a)	4,941	167,698
Editas Medicine, Inc.*(a)	12,261	121,261
Emergent BioSolutions, Inc.*	3,111	41,034
Exact Sciences Corp.*(a)	10,614	716,657
Exelixis, Inc.*	11,163	196,692
Geron Corp.*	16,008	52,826
Gilead Sciences, Inc.	41,175	3,456,230
Gossamer Bio, Inc.*(a)	1,288	3,400
Halozyme Therapeutics, Inc.*(a)	6,440	333,399
Heron Therapeutics, Inc.*(a)	368	997
Horizon Therapeutics plc*	6,222	682,678
IGM Biosciences, Inc.*	4,758	108,149
ImmunoGen, Inc.*	5,856	26,938
Immunovant, Inc.*	15,372	273,161
Incyte Corp.*	4,209	358,354
Inhibrx, Inc.*(a)	552	13,800
Inovio Pharmaceuticals, Inc.*(a)	58,377	96,906
Insmed, Inc.*(a)	2,562	55,160
Intellia Therapeutics, Inc.*(a)	2,196	93,198
Intercept Pharmaceuticals, Inc.*(a)	6,808	124,314
Ionis Pharmaceuticals, Inc.*(a)	7,360	293,443
Iovance Biotherapeutics, Inc.*	2,944	23,434
Ironwood Pharmaceuticals, Inc.*(a)	32,940	379,469
IVERIC bio, Inc.*(a)	8,601	198,683
Karuna Therapeutics, Inc.*	1,098	218,930
Karyopharm Therapeutics, Inc.*(a)	7,176	23,681
Krystal Biotech, Inc.*(a)	2,196	182,532
Kura Oncology, Inc.*(a)	8,052	111,279
Kymera Therapeutics, Inc.*(a)	4,758	177,854
Lyell Immunopharma, Inc.*	30,378	99,336
Madrigal Pharmaceuticals, Inc.*	732	210,999
MannKind Corp.*(a)	7,728	42,272
Mirati Therapeutics, Inc.*(a)	732	39,096
Moderna, Inc.*(a)	10,431	1,836,482
Morphic Holding, Inc.*	4,392	143,750

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Myriad Genetics, Inc.*	3,128	61,684
Natera, Inc.*(a)	5,336	229,075
Neurocrine Biosciences, Inc.*	2,208	244,934
Novavax, Inc.*(a)	12,993	141,754
Nurix Therapeutics, Inc.*(a)	8,967	110,204
Organogenesis Holdings, Inc.*	35,685	91,354
Prometheus Biosciences, Inc.*(a)	1,830	207,998
PTC Therapeutics, Inc.*(a)	3,496	160,432
Recursion Pharmaceuticals, Inc., Class A*(a)	15,555	129,573
Regeneron Pharmaceuticals, Inc.*	2,928	2,220,800
REGENXBIO, Inc.*	9,752	226,344
Replimune Group, Inc.*(a)	4,758	132,510
REVOLUTION Medicines, Inc.*(a)	366	9,787
Rocket Pharmaceuticals, Inc.*(a)	6,954	151,110
Sage Therapeutics, Inc.*(a)	4,392	194,741
Sangamo Therapeutics, Inc.*(a)	30,744	107,297
Sarepta Therapeutics, Inc.*(a)	2,928	365,912
Seagen, Inc.*(a)	3,111	433,922
Seres Therapeutics, Inc.*(a)	2,208	12,078
Sorrento Therapeutics, Inc.*(a)	99,003	94,894
SpringWorks Therapeutics, Inc.*(a)	5,673	178,132
TG Therapeutics, Inc.*(a)	7,912	120,500
Travere Therapeutics, Inc.*(a)	1,840	41,216
Twist Bioscience Corp.*(a)	1,647	47,252
Ultragenyx Pharmaceutical, Inc.*(a)	3,312	150,133
uniQure NV*(a)	5,673	120,551
United Therapeutics Corp.*	1,647	433,441
Vanda Pharmaceuticals, Inc.*	1,288	9,892
Vaxcyte, Inc.*(a)	3,843	174,280
Veracyte, Inc.*(a)	3,496	87,855
Vertex Pharmaceuticals, Inc.*	6,954	2,246,837
Vir Biotechnology, Inc.*(a)	14,091	416,389
Xencor, Inc.*(a)	2,024	66,630

		38,912,640

Building Products - 0.8%
A O Smith Corp.(a)	3,496	236,679
AAON, Inc.	2,576	196,600
Advanced Drainage Systems, Inc.(a)	1,656	166,991
Allegion plc(a)	2,013	236,628
American Woodmark Corp.*	4,392	251,618
Apogee Enterprises, Inc.	2,928	137,148
Armstrong World Industries, Inc.	2,024	156,678
AZEK Co., Inc. (The)*(a)	1,464	35,326
Builders FirstSource, Inc.*(a)	6,318	503,545
Carlisle Cos., Inc.(a)	1,472	369,266
Carrier Global Corp.	23,920	1,089,078
Fortune Brands Innovations, Inc.(a)	4,232	273,006
Gibraltar Industries, Inc.*	920	49,284
Griffon Corp.	10,488	428,749
Hayward Holdings, Inc.*(a)	31,659	427,080
Insteel Industries, Inc.	2,745	82,323
JELD-WEN Holding, Inc.*	11,529	145,842
Johnson Controls International plc	19,764	1,374,981
Lennox International, Inc.(a)	1,128	293,979
Masco Corp.	7,360	391,552

Investments	Shares	Value ($)
Masonite International Corp.*(a)	5,307	484,105
Owens Corning	3,843	371,426
PGT Innovations, Inc.*(a)	14,720	319,424
Quanex Building Products Corp.(a)	4,600	119,094
Resideo Technologies, Inc.*(a)	30,728	590,899
Simpson Manufacturing Co., Inc.(a)	1,656	177,374
Trane Technologies plc	5,888	1,054,659
Trex Co., Inc.*(a)	6,771	356,967
UFP Industries, Inc.	13,616	1,273,777
Zurn Elkay Water Solutions Corp.	4,784	104,578

		11,698,656

Capital Markets - 3.2%
Affiliated Managers Group, Inc.	8,967	1,548,960
Ameriprise Financial, Inc.	3,111	1,089,223
Ares Management Corp.	3,680	305,403
Artisan Partners Asset Management, Inc., Class A(a)	14,720	541,990
Avantax, Inc.*	5,856	170,644
B. Riley Financial, Inc.(a)	3,864	165,109
Bank of New York Mellon Corp. (The)	22,692	1,147,535
BGC Partners, Inc., Class A	67,525	293,734
BlackRock, Inc.	4,926	3,739,869
Blackstone, Inc., Class A(a)	19,764	1,896,554
Blue Owl Capital, Inc.(a)	19,872	249,990
Brightsphere Investment Group, Inc.(a)	5,520	129,444
Carlyle Group, Inc. (The)	9,882	355,456
Charles Schwab Corp. (The)	39,925	3,090,994
CION Investment Corp.	11,529	123,014
CME Group, Inc.	9,568	1,690,283
Cohen & Steers, Inc.(a)	1,647	121,005
Coinbase Global, Inc., Class A*(a)	3,477	203,335
Cowen, Inc., Class A(a)	7,686	298,832
Donnelley Financial Solutions, Inc.*(a)	1,281	58,426
Evercore, Inc., Class A(a)	7,503	973,964
FactSet Research Systems, Inc.	920	389,105
Federated Hermes, Inc., Class B(a)	6,588	258,908
Focus Financial Partners, Inc., Class A*	10,980	495,747
Franklin Resources, Inc.(a)	10,856	338,707
Goldman Sachs Group, Inc. (The)	11,163	4,083,537
Hamilton Lane, Inc., Class A(a)	2,928	227,974
Houlihan Lokey, Inc.(a)	1,840	182,289
Interactive Brokers Group, Inc., Class A(a)	3,843	307,209
Intercontinental Exchange, Inc.	15,555	1,672,940
Invesco Ltd.(a)	14,536	269,061
Janus Henderson Group plc(a)	31,659	820,601
Jefferies Financial Group, Inc.	8,235	323,471
KKR & Co., Inc.	17,568	980,470
LPL Financial Holdings, Inc.	2,379	564,109
MarketAxess Holdings, Inc.(a)	920	334,742
Moelis & Co., Class A(a)	3,496	163,438
Moody’s Corp.(a)	4,392	1,417,518
Morgan Stanley	44,469	4,328,168
Morningstar, Inc.	552	134,070

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
MSCI, Inc.(a)	2,024	1,075,878
Nasdaq, Inc.(a)	8,832	531,598
Northern Trust Corp.(a)(c)	7,320	709,820
Oppenheimer Holdings, Inc., Class A	368	17,521
Piper Sandler Cos.	1,281	182,030
PJT Partners, Inc., Class A	368	29,451
Raymond James Financial, Inc.	5,856	660,381
Robinhood Markets, Inc., Class A*(a)	20,679	215,268
S&P Global, Inc.	8,967	3,362,087
SEI Investments Co.	3,128	195,281
State Street Corp.	11,224	1,025,088
StepStone Group, Inc., Class A(a)	3,496	102,048
Stifel Financial Corp.	23,241	1,566,676
StoneX Group, Inc.*(a)	4,575	402,051
T. Rowe Price Group, Inc.(a)	6,771	788,618
TPG, Inc.(a)	2,392	77,046
Tradeweb Markets, Inc., Class A(a)	6,039	450,147
Victory Capital Holdings, Inc., Class A	5,888	174,520
Virtu Financial, Inc., Class A	20,240	390,834
Virtus Investment Partners, Inc.(a)	1,281	275,261
WisdomTree, Inc.(a)	184	1,060

		47,718,492

Chemicals - 1.9%
AdvanSix, Inc.(a)	8,235	356,081
Air Products and Chemicals, Inc.	5,888	1,887,163
Albemarle Corp.(a)	3,128	880,376
Ashland, Inc.(a)	2,024	221,163
Aspen Aerogels, Inc.*	8,418	88,389
Avient Corp.(a)	21,777	882,404
Axalta Coating Systems Ltd.*	9,384	282,458
Balchem Corp.	2,024	264,395
Cabot Corp.	3,843	289,493
Celanese Corp.	3,680	453,376
CF Industries Holdings, Inc.	7,137	604,504
Chase Corp.	184	17,366
Chemours Co. (The)	36,783	1,338,533
Corteva, Inc.	17,934	1,155,846
Dow, Inc.	22,264	1,321,368
DuPont de Nemours, Inc.(a)	12,261	906,701
Eastman Chemical Co.(a)	4,232	373,135
Ecolab, Inc.	6,440	997,105
Ecovyst, Inc.*	1,288	13,511
Element Solutions, Inc.	14,168	290,161
FMC Corp.	3,843	511,619
Hawkins, Inc.	552	21,528
HB Fuller Co.	1,656	114,430
Huntsman Corp.(a)	39,711	1,258,442
Ingevity Corp.*	8,832	728,110
Innospec, Inc.(a)	736	83,183
International Flavors & Fragrances, Inc.	7,503	843,787
Koppers Holdings, Inc.(a)	3,843	133,006
Kronos Worldwide, Inc.(a)	4,600	53,590
Linde plc(a)	13,176	4,360,465
Livent Corp.*(a)	7,728	200,310

Investments	Shares	Value ($)
LSB Industries, Inc.*	11,895	151,185
LyondellBasell Industries NV, Class A(a)	8,280	800,593
Mativ Holdings, Inc.(a)	15,189	418,609
Minerals Technologies, Inc.(a)	8,096	562,267
Mosaic Co. (The)(a)	9,516	471,423
NewMarket Corp.	549	189,136
Olin Corp.	5,673	366,419
PPG Industries, Inc.	5,673	739,419
Quaker Chemical Corp.(a)	920	181,120
RPM International, Inc.(a)	2,944	264,695
Scotts Miracle-Gro Co. (The)(a)	10,797	779,435
Sensient Technologies Corp.(a)	2,379	180,067
Sherwin-Williams Co. (The)	6,256	1,480,107
Stepan Co.(a)	1,647	180,907
Trinseo plc	4,575	126,956
Tronox Holdings plc	23,184	397,606
Valvoline, Inc.	8,648	317,036
Westlake Corp.(a)	368	45,172

		28,584,150

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.(a)	2,024	94,946
ACCO Brands Corp.	6,588	41,834
Aurora Innovation, Inc.*(a)	78,324	142,550
Brady Corp., Class A	1,104	59,031
BrightView Holdings, Inc.*(a)	7,544	59,975
Brink’s Co. (The)(a)	10,672	700,083
Casella Waste Systems, Inc., Class A*	2,208	176,905
Cimpress plc*(a)	1,464	47,858
Cintas Corp.	2,208	979,778
Clean Harbors, Inc.*(a)	2,013	262,294
Copart, Inc.*	11,712	780,136
CoreCivic, Inc., REIT*(a)	28,704	305,410
Deluxe Corp.(a)	5,124	102,429
Ennis, Inc.(a)	4,941	104,947
GEO Group, Inc. (The)*(a)	25,986	298,839
Harsco Corp.*(a)	22,875	181,627
Heritage-Crystal Clean, Inc.*	4,209	156,575
HNI Corp.	3,680	116,914
IAA, Inc.*	5,673	236,734
Interface, Inc.	8,280	94,226
KAR Auction Services, Inc.*(a)	3,294	47,961
Matthews International Corp., Class A	5,520	204,461
MillerKnoll, Inc.(a)	21,411	511,295
Montrose Environmental Group, Inc.*(a)	3,111	168,492
MSA Safety, Inc.	2,379	324,472
Republic Services, Inc.	5,520	689,006
Rollins, Inc.	6,808	247,811
SP Plus Corp.*	4,048	152,650
Stericycle, Inc.*(a)	5,856	315,111
Tetra Tech, Inc.	1,840	286,157
UniFirst Corp.(a)	1,104	219,078
Viad Corp.*	2,392	70,683
Waste Management, Inc.	9,936	1,537,397

		9,717,665

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.(a)	4,048	76,386
Arista Networks, Inc.*	6,588	830,220
Calix, Inc.*(a)	3,864	203,401
Ciena Corp.*(a)	3,864	201,005
Cisco Systems, Inc.	134,688	6,555,265
Digi International, Inc.*(a)	3,680	125,083
Extreme Networks, Inc.*(a)	10,614	191,370
F5, Inc.*(a)	1,472	217,356
Harmonic, Inc.*(a)	2,760	36,349
Infinera Corp.*(a)	7,176	52,528
Juniper Networks, Inc.	11,163	360,565
Lumentum Holdings, Inc.*(a)	2,745	165,194
Motorola Solutions, Inc.	4,600	1,182,246
NETGEAR, Inc.*	7,544	150,654
NetScout Systems, Inc.*(a)	5,762	184,960
Viasat, Inc.*(a)	1,098	37,826
Viavi Solutions, Inc.*	7,137	80,648

		10,651,056

Construction & Engineering - 0.4%
AECOM	4,655	406,242
Ameresco, Inc., Class A*	1,288	83,037
API Group Corp.*(a)	6,039	134,307
Arcosa, Inc.	1,472	87,245
Argan, Inc.	1,840	71,742
Comfort Systems USA, Inc.	2,379	287,954
Construction Partners, Inc., Class A*	920	26,027
Dycom Industries, Inc.*(a)	1,472	140,385
EMCOR Group, Inc.	2,928	434,076
Fluor Corp.*(a)	6,256	229,908
Granite Construction, Inc.(a)	3,680	156,694
IES Holdings, Inc.*(a)	2,576	102,551
MasTec, Inc.*	3,843	377,498
MDU Resources Group, Inc.	45,445	1,404,705
MYR Group, Inc.*	1,656	164,043
Primoris Services Corp.	11,224	298,558
Quanta Services, Inc.(a)	4,209	640,568
Sterling Infrastructure, Inc.*	6,440	234,352
Tutor Perini Corp.*	13,725	125,858
Valmont Industries, Inc.	915	301,703
WillScot Mobile Mini Holdings Corp.*(a)	7,335	355,454

		6,062,907

Construction Materials - 0.1%
Eagle Materials, Inc.(a)	1,840	268,787
Martin Marietta Materials, Inc.	1,656	595,564
Summit Materials, Inc., Class A*(a)	5,427	178,331
Vulcan Materials Co.	3,312	607,189

		1,649,871

Consumer Finance - 0.8%
Ally Financial, Inc.(a)	12,261	398,360
American Express Co.	16,104	2,817,073
Atlanticus Holdings Corp.*(a)	552	17,940
Bread Financial Holdings, Inc.	12,444	510,577
Capital One Financial Corp.	13,271	1,579,249
Credit Acceptance Corp.*(a)	299	138,329
Discover Financial Services	8,418	982,633

Investments	Shares	Value ($)
Encore Capital Group, Inc.*(a)	6,771	377,280
Enova International, Inc.*(a)	7,912	361,183
EZCORP, Inc., Class A*(a)	3,660	33,343
FirstCash Holdings, Inc.	1,472	135,689
Green Dot Corp., Class A*	6,039	109,185
LendingClub Corp.*(a)	23,184	224,653
Navient Corp.(a)	25,024	474,705
Nelnet, Inc., Class A(a)	1,647	157,272
NerdWallet, Inc., Class A*(a)	12,627	147,610
OneMain Holdings, Inc.(a)	27,450	1,184,193
PRA Group, Inc.*(a)	9,516	382,924
PROG Holdings, Inc.*(a)	12,261	273,298
SLM Corp.	61,120	1,073,878
SoFi Technologies, Inc.*(a)	22,143	153,451
Synchrony Financial	13,725	504,119
World Acceptance Corp.*(a)	368	35,225

		12,072,169

Containers & Packaging - 0.7%
Amcor plc	51,517	621,295
AptarGroup, Inc.(a)	2,208	255,333
Avery Dennison Corp.	1,840	348,570
Ball Corp.(a)	9,882	575,528
Berry Global Group, Inc.(a)	27,267	1,683,192
Crown Holdings, Inc.	4,575	403,332
Graphic Packaging Holding Co.	66,246	1,595,866
Greif, Inc., Class A(a)	6,072	433,723
Greif, Inc., Class B(a)	183	15,079
International Paper Co.(a)	12,144	507,862
Myers Industries, Inc.	184	4,431
O-I Glass, Inc.*(a)	31,096	598,598
Packaging Corp. of America	3,128	446,366
Pactiv Evergreen, Inc.	9,016	103,774
Sealed Air Corp.	5,144	281,685
Silgan Holdings, Inc.(a)	5,856	315,580
Sonoco Products Co.(a)	21,594	1,319,609
TriMas Corp.	1,472	45,323
Westrock Co.	6,222	244,151

		9,799,297

Distributors - 0.1%
Genuine Parts Co.	4,209	706,354
LKQ Corp.(a)	9,936	585,827
Pool Corp.(a)	1,281	493,966

		1,786,147

Diversified Consumer Services - 0.2%
2U, Inc.*	5,856	50,537
ADT, Inc.	15,738	138,337
Adtalem Global Education, Inc.*(a)	4,392	167,686
Bright Horizons Family Solutions, Inc.*(a)	3,660	281,015
Chegg, Inc.*(a)	3,477	72,182
Frontdoor, Inc.*(a)	366	9,948
Graham Holdings Co., Class B	920	601,045
Grand Canyon Education, Inc.*	1,281	149,313
H&R Block, Inc.(a)	9,699	378,067
Laureate Education, Inc., Class A	9,882	108,504
Mister Car Wash, Inc.*(a)	12,444	127,800
OneSpaWorld Holdings Ltd.*(a)	9,384	98,626
Perdoceo Education Corp.*(a)	12,880	192,814

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Rover Group, Inc.*	33,489	136,970
Service Corp. International	4,784	354,734
Strategic Education, Inc.(a)	1,840	171,764
Stride, Inc.*(a)	3,992	171,377
Udemy, Inc.*	1,472	18,459
Vivint Smart Home, Inc.*(a)	11,895	142,502

		3,371,680

Diversified Financial Services - 1.6%
Alerus Financial Corp.	4,575	94,153
A-Mark Precious Metals, Inc.	2,944	113,344
Apollo Global Management, Inc.	15,555	1,100,983
Berkshire Hathaway, Inc., Class B*	59,658	18,584,660
Cannae Holdings, Inc.*	20,313	496,450
Compass Diversified Holdings	7,686	171,551
Equitable Holdings, Inc.	13,725	440,161
Jackson Financial, Inc., Class A(a)	11,346	499,678
Voya Financial, Inc.(a)	20,862	1,455,542

		22,956,522

Diversified Telecommunication Services - 0.8%
Anterix, Inc.*	3,477	125,415
AT&T, Inc.	232,410	4,734,192
ATN International, Inc.	732	35,780
Cogent Communications Holdings, Inc.(a)	3,660	250,966
Consolidated Communications Holdings, Inc.*(a)	13,984	60,831
EchoStar Corp., Class A*(a)	9,699	181,468
Globalstar, Inc.*(a)	21,896	30,873
Iridium Communications, Inc.*	7,360	440,423
Liberty Latin America Ltd., Class A*	20,679	203,481
Liberty Latin America Ltd., Class C*	22,875	225,319
Lumen Technologies, Inc.(a)	27,232	142,968
Verizon Communications, Inc.	141,642	5,888,058

		12,319,774

Electric Utilities - 1.5%
ALLETE, Inc.	1,830	113,204
Alliant Energy Corp.	7,728	417,544
American Electric Power Co., Inc.	16,192	1,521,400
Avangrid, Inc.(a)	1,656	69,834
Constellation Energy Corp.	8,052	687,319
Duke Energy Corp.	24,888	2,549,776
Edison International(a)	11,529	794,348
Entergy Corp.	6,222	673,718
Evergy, Inc.	6,405	401,273
Eversource Energy	9,384	772,585
Exelon Corp.	31,464	1,327,466
FirstEnergy Corp.	18,032	738,410
Hawaiian Electric Industries, Inc.(a)	6,624	279,996
IDACORP, Inc.(a)	2,944	311,505
MGE Energy, Inc.	1,104	80,713
NextEra Energy, Inc.(a)	52,338	3,905,985
NRG Energy, Inc.(a)	9,384	321,120
OGE Energy Corp.(a)	8,313	326,867
Otter Tail Corp.(a)	8,784	563,494
PG&E Corp.*(a)	49,593	788,529

Investments	Shares	Value ($)
Pinnacle West Capital Corp.	3,864	288,061
PNM Resources, Inc.	5,152	254,921
Portland General Electric Co.(a)	6,039	287,336
PPL Corp.	17,019	503,762
Southern Co. (The)	35,136	2,378,004
Xcel Energy, Inc.	15,088	1,037,602

		21,394,772

Electrical Equipment - 0.8%
Acuity Brands, Inc.(a)	2,013	379,491
AMETEK, Inc.	5,673	822,131
Atkore, Inc.*(a)	9,882	1,287,130
AZZ, Inc.(a)	7,686	326,501
Bloom Energy Corp., Class A*(a)	7,360	183,485
ChargePoint Holdings, Inc.*(a)	20,679	251,043
Eaton Corp. plc	10,488	1,701,258
Emerson Electric Co.	16,653	1,502,434
Encore Wire Corp.(a)	4,232	683,172
EnerSys(a)	1,104	91,654
Fluence Energy, Inc.*(a)	7,176	173,229
Generac Holdings, Inc.*	1,656	199,714
GrafTech International Ltd.(a)	27,450	179,523
Hubbell, Inc.(a)	1,288	294,836
nVent Electric plc	10,488	416,898
Plug Power, Inc.*(a)	8,418	143,274
Regal Rexnord Corp.(a)	2,208	307,354
Rockwell Automation, Inc.(a)	2,944	830,296
Sensata Technologies Holding plc	6,954	353,611
SunPower Corp.*(a)	6,440	112,249
Sunrun, Inc.*(a)	47,285	1,242,650
Vertiv Holdings Co.(a)	17,112	243,333
Vicor Corp.*	2,379	165,174

		11,890,440

Electronic Equipment, Instruments & Components - 1.2%
Advanced Energy Industries, Inc.	1,104	102,385
Amphenol Corp., Class A	15,006	1,197,029
Arrow Electronics, Inc.*	2,745	322,510
Avnet, Inc.	21,344	979,263
Badger Meter, Inc.(a)	2,013	233,307
Belden, Inc.	3,111	252,271
Benchmark Electronics, Inc.	8,832	247,208
CDW Corp.(a)	3,312	649,251
Cognex Corp.	5,673	310,540
Coherent Corp.*(a)	33,856	1,469,331
Corning, Inc.(a)	25,392	878,817
CTS Corp.(a)	920	40,949
ePlus, Inc.*(a)	6,954	346,170
Fabrinet*(a)	2,208	290,705
FARO Technologies, Inc.*(a)	3,477	95,548
Flex Ltd.*	18,584	433,936
Insight Enterprises, Inc.*(a)	7,702	868,169
IPG Photonics Corp.*(a)	2,379	266,686
Itron, Inc.*(a)	2,024	116,319
Jabil, Inc.(a)	5,490	431,679
Keysight Technologies, Inc.*	4,784	858,010
Kimball Electronics, Inc.*	3,660	93,403
Knowles Corp.*(a)	2,760	53,075
Lightwave Logic, Inc.*(a)	920	5,787
Littelfuse, Inc.(a)	915	234,871

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Methode Electronics, Inc.(a)	3,660	174,728
Mirion Technologies, Inc.*(a)	13,908	110,569
National Instruments Corp.	6,222	335,988
nLight, Inc.*	10,248	127,075
Novanta, Inc.*(a)	2,024	326,815
OSI Systems, Inc.*(a)	549	51,996
PC Connection, Inc.(a)	184	9,022
Plexus Corp.*(a)	732	70,265
Sanmina Corp.*(a)	14,274	869,715
ScanSource, Inc.*	4,232	139,360
SmartRent, Inc.*(a)	36,051	105,269
TD SYNNEX Corp.	736	75,182
TE Connectivity Ltd.	9,882	1,256,496
Teledyne Technologies, Inc.*	1,288	546,447
Trimble, Inc.*	6,624	384,589
TTM Technologies, Inc.*(a)	22,264	349,990
Vishay Intertechnology, Inc.	27,232	623,341
Vontier Corp.(a)	38,796	893,472
Zebra Technologies Corp., Class A*	1,098	347,166

		17,574,704

Energy Equipment & Services - 0.6%
Archrock, Inc.(a)	13,800	136,758
Baker Hughes Co.(a)	24,288	770,901
Cactus, Inc., Class A(a)	4,600	248,906
ChampionX Corp.	12,810	422,986
Dril-Quip, Inc.*	184	5,651
Halliburton Co.	21,960	905,191
Helix Energy Solutions Group, Inc.*(a)	21,045	166,887
Helmerich & Payne, Inc.(a)	6,954	336,852
Liberty Energy, Inc., Class A(a)	31,842	504,059
Nabors Industries Ltd.*(a)	915	162,495
NexTier Oilfield Solutions, Inc.*(a)	31,659	298,228
NOV, Inc.(a)	14,640	357,802
Oceaneering International, Inc.*(a)	10,856	231,775
Oil States International, Inc.*(a)	552	4,725
Patterson-UTI Energy, Inc.	6,954	116,827
ProFrac Holding Corp., Class A*(a)	6,588	148,230
ProPetro Holding Corp.*	12,078	120,176
RPC, Inc.(a)	13,176	130,706
Schlumberger Ltd.	36,417	2,075,041
Select Energy Services, Inc., Class A	13,359	117,292
Transocean Ltd.*(a)	142,557	960,834
US Silica Holdings, Inc.*	5,704	69,817
Weatherford International plc*	5,124	291,453

		8,583,592

Entertainment - 1.1%
Activision Blizzard, Inc.	18,117	1,387,219
AMC Entertainment Holdings, Inc., Class A*(a)	36,783	196,789
Cinemark Holdings, Inc.*(a)	27,816	332,123
Electronic Arts, Inc.	6,588	847,744
Endeavor Group Holdings, Inc., Class A*	10,980	246,281
IMAX Corp.*	2,024	34,408

Investments	Shares	Value ($)
Liberty Media Corp-Liberty Formula One, Class A*	1,840	117,171
Liberty Media Corp-Liberty Formula One, Class C*(a)	5,704	403,843
Live Nation Entertainment, Inc.*(a)	4,941	397,701
Madison Square Garden Entertainment Corp.*(a)	7,137	373,194
Madison Square Garden Sports Corp., Class A	549	99,830
Netflix, Inc.*	12,078	4,273,921
ROBLOX Corp., Class A*	11,712	435,803
Roku, Inc.*(a)	3,128	179,860
Take-Two Interactive Software, Inc.*(a)	4,575	518,027
Walt Disney Co. (The)*	49,593	5,380,345
Warner Music Group Corp., Class A	3,477	126,737
World Wrestling Entertainment, Inc., Class A	1,288	108,991

		15,459,987

Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust(a)	10,431	161,993
Agree Realty Corp.(a)	5,152	384,494
Alexander & Baldwin, Inc.	3,128	62,623
Alexander’s, Inc.(a)	184	43,659
Alexandria Real Estate Equities, Inc.	4,392	705,970
American Assets Trust, Inc.	5,673	161,454
American Homes 4 Rent, Class A(a)	6,624	227,137
American Tower Corp.	12,444	2,779,865
Americold Realty Trust, Inc.(a)	6,039	189,685
Apartment Income REIT Corp.	6,954	266,060
Apple Hospitality REIT, Inc.(a)	6,771	120,050
Armada Hoffler Properties, Inc.	1,656	20,998
AvalonBay Communities, Inc.	3,477	616,959
Boston Properties, Inc.	3,496	260,592
Brandywine Realty Trust(a)	21,960	144,058
Brixmor Property Group, Inc.(a)	11,224	264,101
Broadstone Net Lease, Inc.	3,843	69,597
Camden Property Trust	3,294	405,854
CareTrust REIT, Inc.	7,728	160,124
CBL & Associates Properties, Inc.(a)	4,026	107,293
Chatham Lodging Trust(a)	7,544	107,200
City Office REIT, Inc.(a)	6,440	63,370
Community Healthcare Trust, Inc.(a)	3,477	149,094
Corporate Office Properties Trust	3,111	87,326
Cousins Properties, Inc.(a)	4,392	120,429
Crown Castle, Inc.	11,592	1,716,891
CubeSmart(a)	7,176	328,589
DiamondRock Hospitality Co.	18,945	182,440
Digital Realty Trust, Inc.(a)	8,418	964,871
Douglas Emmett, Inc.	3,660	61,305
Easterly Government Properties, Inc.(a)	10,065	163,456
EastGroup Properties, Inc.(a)	1,573	264,657

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Empire State Realty Trust, Inc., Class A(a)	36,417	303,718
EPR Properties(a)	5,520	234,490
Equinix, Inc.	2,392	1,765,607
Equity Commonwealth(a)	2,379	60,712
Equity LifeStyle Properties, Inc.	4,784	343,395
Equity Residential	7,869	500,862
Essential Properties Realty Trust, Inc.	8,648	220,351
Essex Property Trust, Inc.	1,464	330,966
Extra Space Storage, Inc.	3,312	522,733
Federal Realty Investment Trust	1,840	205,215
First Industrial Realty Trust, Inc.	7,728	412,289
Four Corners Property Trust, Inc.(a)	1,656	47,627
Gaming and Leisure Properties, Inc.	7,176	384,347
Getty Realty Corp.(a)	184	6,703
Gladstone Commercial Corp.(a)	6,222	105,712
Global Medical REIT, Inc.(a)	11,529	129,471
Healthpeak Properties, Inc.	16,836	462,653
Highwoods Properties, Inc.(a)	8,235	250,097
Host Hotels & Resorts, Inc.(a)	17,480	329,498
Hudson Pacific Properties, Inc.(a)	37,332	425,211
Independence Realty Trust, Inc.(a)	13,542	254,996
Innovative Industrial Properties, Inc.	1,840	165,195
InvenTrust Properties Corp.(a)	2,944	73,217
Invitation Homes, Inc.	13,984	454,480
Iron Mountain, Inc.(a)	7,360	401,709
iStar, Inc.(a)	8,784	81,515
JBG SMITH Properties	732	14,742
Kilroy Realty Corp.	7,320	300,413
Kimco Realty Corp.	19,504	438,060
Kite Realty Group Trust(a)	49,593	1,076,168
Lamar Advertising Co., Class A(a)	2,944	313,654
Life Storage, Inc.	2,760	298,190
LTC Properties, Inc.(a)	3,660	139,629
LXP Industrial Trust(a)	17,112	197,644
Macerich Co. (The)	52,338	719,124
Medical Properties Trust, Inc.(a)	12,810	165,889
Mid-America Apartment Communities, Inc.	2,944	490,824
National Health Investors, Inc.	732	43,064
National Retail Properties, Inc.	3,128	148,111
National Storage Affiliates Trust(a)	2,196	89,597
Necessity Retail REIT, Inc. (The)(a)	25,944	177,197
NETSTREIT Corp.(a)	6,240	125,611
NexPoint Residential Trust, Inc.	2,928	147,864
Office Properties Income Trust(a)	16,836	288,906
Omega Healthcare Investors, Inc.(a)	9,150	269,376
One Liberty Properties, Inc.(a)	4,209	101,479
Orion Office REIT, Inc.(a)	22,143	213,680
Outfront Media, Inc.(a)	9,333	185,727
Paramount Group, Inc.	21,960	141,642
Park Hotels & Resorts, Inc.	16,780	246,834
Pebblebrook Hotel Trust(a)	33,855	555,222
Phillips Edison & Co., Inc.(a)	3,477	116,549
Physicians Realty Trust(a)	7,503	118,998

Investments	Shares	Value ($)
Piedmont Office Realty Trust, Inc., Class A	15,189	161,003
Plymouth Industrial REIT, Inc.(a)	12,993	290,783
PotlatchDeltic Corp.	16,470	806,206
Prologis, Inc.	24,670	3,189,338
Public Storage	4,048	1,231,968
Rayonier, Inc.	8,832	321,396
Realty Income Corp.(a)	15,738	1,067,508
Regency Centers Corp.	2,944	196,159
Retail Opportunity Investments Corp.	4,048	64,080
Rexford Industrial Realty, Inc.(a)	4,968	315,319
RLJ Lodging Trust(a)	2,760	34,693
RPT Realty	9,200	96,416
Ryman Hospitality Properties, Inc.	3,496	324,743
Sabra Health Care REIT, Inc.(a)	4,941	66,703
SBA Communications Corp.	2,760	821,183
Service Properties Trust(a)	40,626	361,978
Simon Property Group, Inc.	8,052	1,034,360
SITE Centers Corp.	5,336	72,836
SL Green Realty Corp.	915	37,652
Spirit Realty Capital, Inc.(a)	8,464	371,400
STAG Industrial, Inc.(a)	11,346	403,918
STORE Capital Corp.	4,600	148,166
Summit Hotel Properties, Inc.	29,624	252,396
Sun Communities, Inc.	2,745	430,581
Sunstone Hotel Investors, Inc.(a)	9,200	101,108
Tanger Factory Outlet Centers, Inc.(a)	9,384	179,328
Terreno Realty Corp.(a)	4,232	272,668
UDR, Inc.(a)	10,248	436,462
UMH Properties, Inc.(a)	6,570	117,734
Uniti Group, Inc.(a)	67,710	446,209
Universal Health Realty Income Trust	4,392	240,725
Urban Edge Properties(a)	4,968	78,246
Urstadt Biddle Properties, Inc., Class A	5,336	100,210
Ventas, Inc.	10,980	568,874
VICI Properties, Inc.(a)	28,182	963,261
Vornado Realty Trust(a)	11,712	285,656
Welltower, Inc.(a)	12,993	974,995
Weyerhaeuser Co.	21,960	756,083
Whitestone REIT	3,294	34,291
WP Carey, Inc.(a)	5,152	440,651
Xenia Hotels & Resorts, Inc.(a)	10,329	153,902

		45,210,345

Food & Staples Retailing - 1.2%
Albertsons Cos., Inc., Class A	2,745	58,194
Andersons, Inc. (The)(a)	7,320	269,230
BJ’s Wholesale Club Holdings, Inc.*	4,497	325,897
Casey’s General Stores, Inc.(a)	1,281	302,201
Chefs’ Warehouse, Inc. (The)*(a)	3,843	146,918
Costco Wholesale Corp.	11,712	5,986,472
Fresh Market, Inc. (The)*‡(a)	9,856	—
Grocery Outlet Holding Corp.*(a)	3,128	95,060
Ingles Markets, Inc., Class A	1,464	139,080

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kroger Co. (The)	22,692	1,012,744
Performance Food Group Co.*	4,026	246,874
PriceSmart, Inc.	368	27,346
SpartanNash Co.	4,239	134,291
Sprouts Farmers Market, Inc.*(a)	26,535	847,793
Sysco Corp.	13,248	1,026,190
United Natural Foods, Inc.*(a)	14,640	609,317
US Foods Holding Corp.*(a)	7,686	293,067
Walgreens Boots Alliance, Inc.(a)	21,960	809,446
Walmart, Inc.	37,332	5,370,955
Weis Markets, Inc.(a)	1,793	154,808

		17,855,883

Food Products - 1.1%
Archer-Daniels-Midland Co.	18,768	1,554,929
Benson Hill, Inc.*(a)	62,220	166,750
BRC, Inc., Class A*(a)	20,496	135,274
Bunge Ltd.	4,209	417,112
Calavo Growers, Inc.(a)	184	5,897
Cal-Maine Foods, Inc.(a)	7,320	418,850
Campbell Soup Co.	6,440	334,429
Conagra Brands, Inc.	16,192	602,180
Darling Ingredients, Inc.*(a)	4,784	317,131
Flowers Foods, Inc.(a)	12,144	336,267
Freshpet, Inc.*(a)	915	57,947
General Mills, Inc.	16,836	1,319,269
Hain Celestial Group, Inc. (The)*(a)	9,150	187,758
Hershey Co. (The)	3,680	826,528
Hormel Foods Corp.(a)	8,280	375,167
Hostess Brands, Inc.*	4,209	97,354
Ingredion, Inc.	14,904	1,532,131
J & J Snack Foods Corp.(a)	1,288	184,570
J M Smucker Co. (The)	3,294	503,323
John B Sanfilippo & Son, Inc.	1,464	123,723
Kellogg Co.	7,869	539,656
Kraft Heinz Co. (The)(a)	24,522	993,877
Lamb Weston Holdings, Inc.(a)	3,864	385,975
Lancaster Colony Corp.(a)	1,281	245,837
McCormick & Co., Inc. (Non-Voting)(a)	5,856	439,903
Mondelez International, Inc., Class A	37,149	2,431,031
Pilgrim’s Pride Corp.*	9,200	223,376
Post Holdings, Inc.*(a)	3,312	314,474
Seaboard Corp.	62	243,071
Simply Good Foods Co. (The)*(a)	2,576	93,509
Tootsie Roll Industries, Inc.(a)	2,562	114,598
TreeHouse Foods, Inc.*(a)	1,098	53,176
Tyson Foods, Inc., Class A	8,784	577,548
Utz Brands, Inc.(a)	7,912	131,814

		16,284,434

Gas Utilities - 0.2%
Atmos Energy Corp.(a)	3,312	389,293
Chesapeake Utilities Corp.(a)	552	69,596
National Fuel Gas Co.(a)	5,856	339,999
New Jersey Resources Corp.(a)	6,690	333,965
Northwest Natural Holding Co.	183	9,176
ONE Gas, Inc.(a)	3,680	303,085

Investments	Shares	Value ($)
South Jersey Industries, Inc.(a)	8,235	297,201
Southwest Gas Holdings, Inc.(a)	2,392	160,097
Spire, Inc.(a)	3,843	277,541
UGI Corp.	7,728	307,806

		2,487,759

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	47,031	5,199,277
Align Technology, Inc.*	1,647	444,245
Alphatec Holdings, Inc.*(a)	184	2,396
AngioDynamics, Inc.*	552	7,187
AtriCure, Inc.*(a)	4,026	174,245
Avanos Medical, Inc.*	1,104	33,827
Axonics, Inc.*(a)	2,944	180,762
Baxter International, Inc.	15,006	685,624
Becton Dickinson and Co.	7,686	1,938,563
Bioventus, Inc., Class A*(a)	2,760	5,410
Boston Scientific Corp.*	39,162	1,811,242
Cardiovascular Systems, Inc.*	8,418	117,347
Cerus Corp.*(a)	31,110	97,685
CONMED Corp.(a)	2,379	227,813
Cooper Cos., Inc. (The)(a)	1,288	449,422
Cue Health, Inc.*(a)	41,358	108,358
Dentsply Sirona, Inc.(a)	9,699	357,214
Dexcom, Inc.*	10,304	1,103,455
Edwards Lifesciences Corp.*	17,568	1,347,466
Embecta Corp.(a)	14,168	373,894
Enovis Corp.*(a)	9,882	622,093
Envista Holdings Corp.*(a)	6,624	258,270
Establishment Labs Holdings, Inc.*(a)	1,472	100,155
GE HealthCare Technologies, Inc.*	1	46
Glaukos Corp.*(a)	2,576	126,353
Globus Medical, Inc., Class A*(a)	4,416	333,408
Haemonetics Corp.*	2,944	249,062
Heska Corp.*(a)	1,647	147,308
Hologic, Inc.*	7,503	610,519
ICU Medical, Inc.*(a)	549	106,083
IDEXX Laboratories, Inc.*	2,196	1,055,178
Inari Medical, Inc.*(a)	2,024	115,469
Inogen, Inc.*	9,150	213,470
Inspire Medical Systems, Inc.*(a)	1,472	372,504
Insulet Corp.*(a)	1,656	475,802
Integer Holdings Corp.*(a)	920	60,545
Integra LifeSciences Holdings Corp.*(a)	2,196	125,831
Intuitive Surgical, Inc.*	9,699	2,382,947
iRhythm Technologies, Inc.*	732	71,956
Lantheus Holdings, Inc.*	4,479	257,543
LeMaitre Vascular, Inc.(a)	184	8,681
LivaNova plc*	3,128	175,794
Masimo Corp.*	2,944	500,716
Medtronic plc	45,201	3,782,872
Merit Medical Systems, Inc.*	1,830	130,571
Neogen Corp.*(a)	5,490	117,541
Nevro Corp.*(a)	2,024	74,321
Novocure Ltd.*(a)	2,576	234,880
NuVasive, Inc.*	2,944	134,246
Omnicell, Inc.*(a)	1,098	60,906

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
OrthoPediatrics Corp.*(a)	2,745	129,372
Penumbra, Inc.*(a)	2,196	549,900
PROCEPT BioRobotics Corp.*(a)	1,840	71,558
Pulmonx Corp.*(a)	14,274	126,896
QuidelOrtho Corp.*(a)	12,261	1,049,664
ResMed, Inc.	3,680	840,402
Senseonics Holdings, Inc.*(a)	83,997	94,917
Shockwave Medical, Inc.*(a)	1,281	240,738
Silk Road Medical, Inc.*	2,760	150,034
STAAR Surgical Co.*(a)	2,208	155,774
STERIS plc(a)	2,944	607,965
Stryker Corp.	8,967	2,275,914
Surmodics, Inc.*	184	5,172
Tandem Diabetes Care, Inc.*	1,464	59,643
Teleflex, Inc.(a)	1,472	358,314
TransMedics Group, Inc.*(a)	1,472	92,765
Treace Medical Concepts, Inc.*(a)	2,576	59,480
Zimmer Biomet Holdings, Inc.	6,072	773,208

		35,212,218

Health Care Providers & Services - 2.9%
23andMe Holding Co.*(a)	42,456	106,140
Acadia Healthcare Co., Inc.*(a)	3,294	276,762
Accolade, Inc.*(a)	19,215	224,239
Addus HomeCare Corp.*(a)	1,098	118,057
Agiliti, Inc.*(a)	368	6,790
agilon health, Inc.*(a)	549	11,946
Amedisys, Inc.*(a)	732	70,755
AmerisourceBergen Corp.	5,336	901,571
AMN Healthcare Services, Inc.*(a)	9,936	952,266
Brookdale Senior Living, Inc.*(a)	53,541	154,198
Cardinal Health, Inc.	9,752	753,342
CareMax, Inc.*	34,221	160,496
Centene Corp.*	19,398	1,478,904
Chemed Corp.	368	185,892
Cigna Corp.	10,248	3,245,234
Community Health Systems, Inc.*(a)	26,680	139,270
Cross Country Healthcare, Inc.*(a)	7,912	219,558
CVS Health Corp.	42,822	3,777,757
DaVita, Inc.*(a)	2,562	211,083
Elevance Health, Inc.	7,912	3,955,921
Encompass Health Corp.(a)	3,843	239,995
Enhabit, Inc.*(a)	13,542	208,005
Ensign Group, Inc. (The)	2,013	187,712
Fulgent Genetics, Inc.*(a)	2,013	67,999
GeneDx Holdings Corp.*(a)	316,407	134,410
Guardant Health, Inc.*(a)	3,294	103,530
HCA Healthcare, Inc.	5,856	1,493,690
HealthEquity, Inc.*	4,048	246,321
Henry Schein, Inc.*(a)	4,600	396,290
Humana, Inc.	3,477	1,779,181
Innovage Holding Corp.*(a)	184	1,378
Invitae Corp.*(a)	69,357	163,683
Laboratory Corp. of America Holdings	3,128	788,631
McKesson Corp.(a)	4,758	1,801,759
ModivCare, Inc.*	368	39,472
Molina Healthcare, Inc.*	1,647	513,584

Investments	Shares	Value ($)
National Research Corp.(a)	2,392	111,037
Oak Street Health, Inc.*(a)	9,150	265,899
OPKO Health, Inc.*(a)	29,097	37,535
Option Care Health, Inc.*	9,936	286,852
Owens & Minor, Inc.*(a)	13,542	267,319
Patterson Cos., Inc.(a)	20,056	605,491
Premier, Inc., Class A	27,816	927,942
Progyny, Inc.*	1,098	37,760
Quest Diagnostics, Inc.(a)	4,232	628,367
R1 RCM, Inc.*(a)	4,232	60,560
RadNet, Inc.*(a)	1,104	23,239
Select Medical Holdings Corp.(a)	1,830	53,198
Signify Health, Inc., Class A*	549	15,625
Surgery Partners, Inc.*(a)	3,496	116,067
Tenet Healthcare Corp.*(a)	25,437	1,395,219
UnitedHealth Group, Inc.	25,071	12,515,192
Universal Health Services, Inc., Class B	2,013	298,347
US Physical Therapy, Inc.(a)	184	18,244

		42,779,714

Health Care Technology - 0.2%
Certara, Inc.*(a)	366	7,100
Computer Programs & Systems, Inc.*(a)	3,312	97,306
Definitive Healthcare Corp.*(a)	6,405	79,294
Doximity, Inc., Class A*(a)	7,869	277,540
Evolent Health, Inc., Class A*(a)	6,222	200,473
GoodRx Holdings, Inc., Class A*(a)	18,849	105,366
Health Catalyst, Inc.*(a)	20,130	279,807
HealthStream, Inc.*	184	4,449
NextGen Healthcare, Inc.*(a)	552	10,499
Phreesia, Inc.*(a)	4,941	185,238
Sharecare, Inc.*(a)	42,639	108,303
Teladoc Health, Inc.*(a)	5,124	150,646
Veeva Systems, Inc., Class A*	3,294	561,792
Veradigm, Inc.*(a)	10,157	181,912

		2,249,725

Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc., Class A*(a)	10,304	1,144,877
Aramark	6,256	278,580
Bally’s Corp.*(a)	4,941	98,178
BJ’s Restaurants, Inc.*(a)	2,208	69,707
Bloomin’ Brands, Inc.(a)	18,584	450,662
Booking Holdings, Inc.*	1,043	2,538,766
Boyd Gaming Corp.	4,232	263,696
Brinker International, Inc.*	8,235	324,953
Caesars Entertainment, Inc.*(a)	8,601	447,768
Carnival Corp.*(a)	23,973	259,388
Cheesecake Factory, Inc. (The)(a)	3,294	129,289
Chipotle Mexican Grill, Inc.*	736	1,211,736
Choice Hotels International, Inc.(a)	1,104	135,671
Churchill Downs, Inc.(a)	920	228,252
Cracker Barrel Old Country Store, Inc.(a)	366	40,838
Darden Restaurants, Inc.	2,944	435,624
Dave & Buster’s Entertainment, Inc.*(a)	4,026	174,527

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Denny’s Corp.*(a)	1,656	19,905
Dine Brands Global, Inc.(a)	1,464	113,182
Domino’s Pizza, Inc.(a)	732	258,396
DraftKings, Inc., Class A*(a)	16,836	252,372
Everi Holdings, Inc.*	8,280	143,824
Expedia Group, Inc.*	5,673	648,424
Hilton Grand Vacations, Inc.*(a)	19,320	914,995
Hilton Worldwide Holdings, Inc.	6,808	987,773
Hyatt Hotels Corp., Class A*(a)	3,111	339,472
Jack in the Box, Inc.(a)	368	27,961
Las Vegas Sands Corp.*	7,137	421,083
Life Time Group Holdings, Inc.*(a)	9,016	169,411
Light & Wonder, Inc.*	21,045	1,373,186
Marriott International, Inc., Class A	7,176	1,249,916
Marriott Vacations Worldwide Corp.	2,379	380,735
McDonald’s Corp.	19,504	5,215,370
MGM Resorts International	10,626	440,023
Norwegian Cruise Line Holdings Ltd.*(a)	10,980	167,006
Papa John’s International, Inc.(a)	2,208	198,035
Penn Entertainment, Inc.*(a)	37,533	1,330,545
Planet Fitness, Inc., Class A*	4,209	356,292
Red Rock Resorts, Inc., Class A(a)	2,208	99,382
Royal Caribbean Cruises Ltd.*(a)	7,503	487,245
Ruth’s Hospitality Group, Inc.	5,520	95,551
SeaWorld Entertainment, Inc.*(a)	3,477	216,930
Shake Shack, Inc., Class A*	732	41,636
Six Flags Entertainment Corp.*(a)	19,947	535,577
Starbucks Corp.	30,012	3,275,510
Sweetgreen, Inc., Class A*(a)	9,882	102,476
Texas Roadhouse, Inc.(a)	4,209	422,710
Travel + Leisure Co.(a)	17,019	721,095
Vacasa, Inc., Class A*(a)	75,762	132,583
Vail Resorts, Inc.(a)	1,104	289,623
Wendy’s Co. (The)	12,078	269,339
Wingstop, Inc.(a)	2,024	320,743
Wyndham Hotels & Resorts, Inc.	3,496	270,975
Wynn Resorts Ltd.*	3,294	341,390
Yum! Brands, Inc.	8,052	1,050,866

		31,914,049

Household Durables - 1.3%
Cavco Industries, Inc.*(a)	1,647	438,267
Century Communities, Inc.(a)	7,728	472,954
Cricut, Inc., Class A(a)	736	7,205
DR Horton, Inc.	10,488	1,035,061
Ethan Allen Interiors, Inc.(a)	4,600	132,204
Garmin Ltd.	4,416	436,654
GoPro, Inc., Class A*(a)	13,725	84,409
Green Brick Partners, Inc.*(a)	8,648	269,818
Helen of Troy Ltd.*(a)	6,222	703,770
Installed Building Products, Inc.(a)	736	81,026
iRobot Corp.*(a)	1,472	66,240
KB Home(a)	20,608	792,378
La-Z-Boy, Inc.(a)	8,464	240,631
Leggett & Platt, Inc.(a)	27,816	1,016,953
Lennar Corp., Class A	8,784	899,482
Lennar Corp., Class B	552	47,671

Investments	Shares	Value ($)
LGI Homes, Inc.*(a)	5,336	607,504
M/I Homes, Inc.*(a)	7,728	462,134
MDC Holdings, Inc.(a)	13,248	500,244
Meritage Homes Corp.*(a)	8,832	951,118
Mohawk Industries, Inc.*	12,261	1,472,056
Newell Brands, Inc.(a)	87,840	1,401,926
NVR, Inc.*	104	548,080
PulteGroup, Inc.	8,967	510,133
Skyline Champion Corp.*	10,614	625,695
Snap One Holdings Corp.*(a)	11,163	107,053
Sonos, Inc.*(a)	1,830	33,745
Taylor Morrison Home Corp., Class A*(a)	27,450	982,710
Tempur Sealy International, Inc.(a)	39,925	1,626,944
Toll Brothers, Inc.	22,509	1,339,060
TopBuild Corp.*(a)	1,098	219,666
Tri Pointe Homes, Inc.*	27,084	598,285
Whirlpool Corp.(a)	2,208	343,543

		19,054,619

Household Products - 0.9%
Central Garden & Pet Co.*	1,656	69,453
Central Garden & Pet Co., Class A*	10,120	401,055
Church & Dwight Co., Inc.	5,490	443,921
Clorox Co. (The)(a)	2,745	397,174
Colgate-Palmolive Co.	21,594	1,609,401
Energizer Holdings, Inc.(a)	12,627	468,462
Kimberly-Clark Corp.	8,601	1,118,216
Procter & Gamble Co. (The)	63,135	8,989,161
Reynolds Consumer Products, Inc.(a)	366	10,896
Spectrum Brands Holdings, Inc.	3,294	223,597
WD-40 Co.(a)	366	63,882

		13,795,218

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	19,136	524,518
Clearway Energy, Inc., Class A(a)	5,307	170,089
Clearway Energy, Inc., Class C	19,398	655,459
Ormat Technologies, Inc.(a)	1,647	152,430
Sunnova Energy International, Inc.*(a)	5,336	103,945
Vistra Corp.	15,687	361,742

		1,968,183

Industrial Conglomerates - 0.5%
3M Co.	17,751	2,042,785
General Electric Co.	28,336	2,280,481
Honeywell International, Inc.	18,032	3,759,312

		8,082,578

Insurance - 2.6%
Aflac, Inc.	19,947	1,466,105
Allstate Corp. (The)	7,686	987,420
American Equity Investment Life Holding Co.	17,832	849,695
American Financial Group, Inc.(a)	2,760	393,548
American International Group, Inc.	25,024	1,582,017
AMERISAFE, Inc.	368	20,269
Aon plc, Class A	5,520	1,759,114
Arch Capital Group Ltd.*	13,542	871,428

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Argo Group International Holdings Ltd.	366	10,160
Arthur J Gallagher & Co.	5,307	1,038,686
Assurant, Inc.	2,208	292,759
Assured Guaranty Ltd.	4,209	263,483
Axis Capital Holdings Ltd.	16,560	1,036,159
Bright Health Group, Inc.*(a)	146,400	129,813
Brighthouse Financial, Inc.*(a)	17,202	967,957
Brown & Brown, Inc.	6,072	355,576
BRP Group, Inc., Class A*(a)	1,656	47,444
Chubb Ltd.	13,908	3,163,931
Cincinnati Financial Corp.(a)	4,048	458,031
CNO Financial Group, Inc.(a)	29,467	759,070
Employers Holdings, Inc.	736	32,288
Enstar Group Ltd.*	549	133,023
Erie Indemnity Co., Class A	366	89,432
Everest Re Group Ltd.	1,104	386,058
Fidelity National Financial, Inc.	10,672	469,888
First American Financial Corp.(a)	23,368	1,445,778
Globe Life, Inc.	2,576	311,310
Goosehead Insurance, Inc., Class A*(a)	3,111	121,485
Hagerty, Inc., Class A*(a)	6,256	60,120
Hanover Insurance Group, Inc. (The)	2,196	295,538
Hartford Financial Services Group, Inc. (The)	11,529	894,766
Horace Mann Educators Corp.	549	19,550
Kemper Corp.(a)	13,064	767,249
Kinsale Capital Group, Inc.(a)	732	203,818
Lincoln National Corp.	2,562	90,772
Loews Corp.	7,728	475,118
Markel Corp.*	549	773,530
Marsh & McLennan Cos., Inc.	13,542	2,368,631
MBIA, Inc.*	6,440	83,784
Mercury General Corp.	3,660	130,772
MetLife, Inc.	22,875	1,670,333
National Western Life Group, Inc., Class A(a)	368	101,862
Old Republic International Corp.	12,328	325,336
Primerica, Inc.(a)	1,464	236,802
Principal Financial Group, Inc.(a)	8,418	779,086
ProAssurance Corp.(a)	1,656	32,110
Progressive Corp. (The)	15,921	2,170,828
Prudential Financial, Inc.	12,144	1,274,391
Reinsurance Group of America, Inc.	1,647	249,965
RenaissanceRe Holdings Ltd.(a)	2,562	501,358
RLI Corp.(a)	1,464	193,907
Ryan Specialty Holdings, Inc., Class A*(a)	2,745	116,992
Safety Insurance Group, Inc.(a)	1,647	138,990
Selective Insurance Group, Inc.(a)	3,843	365,085
SiriusPoint Ltd.*	14,904	113,121
Stewart Information Services Corp.	6,808	325,218
Travelers Cos., Inc. (The)	8,052	1,538,898
Trupanion, Inc.*(a)	549	32,402
Unum Group	6,222	261,511
W R Berkley Corp.	4,968	348,456

Investments	Shares	Value ($)
White Mountains Insurance Group Ltd.(a)	549	838,850
Willis Towers Watson plc	2,944	748,335

		37,969,411

Interactive Media & Services - 3.0%
Alphabet, Inc., Class A*	161,040	15,917,194
Alphabet, Inc., Class C*	142,923	14,273,720
Bumble, Inc., Class A*(a)	549	14,137
Cars.com, Inc.*(a)	8,464	144,734
fuboTV, Inc.*(a)	10,614	27,278
IAC, Inc.*	19,581	1,106,326
Match Group, Inc.*(a)	5,673	307,023
MediaAlpha, Inc., Class A*(a)	2,576	35,935
Meta Platforms, Inc., Class A*	75,396	11,231,742
Nextdoor Holdings, Inc.*(a)	46,299	113,896
Pinterest, Inc., Class A*	12,261	322,342
QuinStreet, Inc.*(a)	1,656	25,386
Snap, Inc., Class A*(a)	18,117	209,433
TripAdvisor, Inc.*(a)	6,072	141,478
Vimeo, Inc.*	58,560	265,862
Yelp, Inc.*	4,941	155,691
Ziff Davis, Inc.*	2,379	212,873
ZipRecruiter, Inc., Class A*(a)	7,686	150,953
ZoomInfo Technologies, Inc., Class A*(a)	4,575	129,152

		44,785,155

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	238,998	24,647,864
Chewy, Inc., Class A*(a)	5,520	248,731
Coupang, Inc.*	36,600	618,174
DoorDash, Inc., Class A*(a)	5,673	328,580
eBay, Inc.	18,666	923,967
Etsy, Inc.*	3,660	503,543
Liquidity Services, Inc.*	552	8,274
MercadoLibre, Inc.*	1,281	1,513,745
PetMed Express, Inc.(a)	1,472	31,619
Qurate Retail, Inc., Series A*(a)	35,502	91,595
Revolve Group, Inc.*	4,209	120,125
Wayfair, Inc., Class A*(a)	19,764	1,195,722

		30,231,939

IT Services - 3.6%
Accenture plc, Class A	17,019	4,749,152
Affirm Holdings, Inc.*(a)	3,660	59,255
Akamai Technologies, Inc.*(a)	3,680	327,336
Automatic Data Processing, Inc.	11,163	2,520,717
AvidXchange Holdings, Inc.*	15,738	175,007
Block, Inc., Class A*	13,176	1,076,743
Broadridge Financial Solutions, Inc.	2,562	385,222
Cloudflare, Inc., Class A*(a)	6,624	350,476
Cognizant Technology Solutions Corp., Class A	17,385	1,160,449
Concentrix Corp.	1,647	233,561
Conduent, Inc.*	47,653	227,305
CSG Systems International, Inc.(a)	2,944	175,668
Cyxtera Technologies, Inc.*(a)	45,567	146,726
DigitalOcean Holdings, Inc.*(a)	183	5,371
DXC Technology Co.*(a)	10,065	289,167

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Edgio, Inc.*	3,680	5,778
EPAM Systems, Inc.*(a)	1,464	487,000
Euronet Worldwide, Inc.*	1,464	164,963
EVERTEC, Inc.(a)	5,490	202,801
Evo Payments, Inc., Class A*	1,288	43,624
ExlService Holdings, Inc.*(a)	1,281	218,539
Fidelity National Information Services, Inc.	18,666	1,400,697
Fiserv, Inc.*	20,313	2,166,991
FleetCor Technologies, Inc.*	1,647	343,910
Flywire Corp.*(a)	6,771	182,614
Gartner, Inc.*	2,196	742,555
Genpact Ltd.(a)	3,864	182,690
Global Payments, Inc.	8,235	928,249
GoDaddy, Inc., Class A*	4,232	347,574
Grid Dynamics Holdings, Inc.*	8,052	100,811
International Business Machines Corp.	29,646	3,994,206
International Money Express, Inc.*	2,576	58,630
Jack Henry & Associates, Inc.(a)	2,024	364,502
Kyndryl Holdings, Inc.*(a)	51,972	695,905
Marqeta, Inc., Class A*(a)	9,882	65,518
Mastercard, Inc., Class A	22,692	8,409,655
Maximus, Inc.(a)	3,843	287,648
MongoDB, Inc.*	1,656	354,732
Okta, Inc.*	3,496	257,340
Paya Holdings, Inc.*	184	1,788
Paychex, Inc.	8,280	959,321
PayPal Holdings, Inc.*	29,463	2,400,940
Perficient, Inc.*	2,562	189,947
Remitly Global, Inc.*(a)	12,810	154,489
Repay Holdings Corp.*(a)	23,973	233,497
Sabre Corp.*(a)	61,854	421,226
Shift4 Payments, Inc., Class A*(a)	1,098	70,316
Snowflake, Inc., Class A*(a)	7,137	1,116,512
Squarespace, Inc., Class A*	1,840	43,645
SS&C Technologies Holdings, Inc.	5,704	344,236
Thoughtworks Holding, Inc.*(a)	11,895	128,466
Toast, Inc., Class A*(a)	10,431	232,716
TTEC Holdings, Inc.	2,745	139,556
Tucows, Inc., Class A*(a)	184	6,103
Twilio, Inc., Class A*	7,503	448,979
VeriSign, Inc.*	2,576	561,697
Verra Mobility Corp.*(a)	11,040	170,347
Visa, Inc., Class A(a)	43,554	10,026,566
Western Union Co. (The)(a)	88,755	1,257,658
WEX, Inc.*(a)	1,647	304,646

		53,101,738

Leisure Products - 0.3%
Acushnet Holdings Corp.(a)	1,104	51,833
Brunswick Corp.	17,112	1,443,055
Hasbro, Inc.(a)	5,673	335,672
Johnson Outdoors, Inc., Class A(a)	2,379	162,866
Latham Group, Inc.*	30,561	134,468
Malibu Boats, Inc., Class A*	4,048	245,268
MasterCraft Boat Holdings, Inc.*	3,111	89,472
Mattel, Inc.*(a)	6,954	142,279

Investments	Shares	Value ($)
Peloton Interactive, Inc., Class A*(a)	10,797	139,605
Polaris, Inc.(a)	11,895	1,366,022
Smith & Wesson Brands, Inc.	8,280	91,742
Sturm Ruger & Co., Inc.(a)	183	10,413
Topgolf Callaway Brands Corp.*(a)	5,152	126,173
Vista Outdoor, Inc.*(a)	11,776	345,626
YETI Holdings, Inc.*(a)	4,575	204,777

		4,889,271

Life Sciences Tools & Services - 1.4%
10X Genomics, Inc., Class A*(a)	2,379	111,409
AbCellera Biologics, Inc.*(a)	14,536	153,064
Agilent Technologies, Inc.	7,912	1,203,257
Avantor, Inc.*	21,960	524,844
Azenta, Inc.*(a)	2,379	132,986
Bionano Genomics, Inc.*(a)	16,008	28,974
Bio-Rad Laboratories, Inc., Class A*	732	342,181
Bio-Techne Corp.(a)	5,124	408,178
Bruker Corp.(a)	2,576	180,629
Charles River Laboratories International, Inc.*(a)	1,288	313,306
CryoPort, Inc.*(a)	1,656	37,806
Danaher Corp.	17,568	4,644,628
Illumina, Inc.*	3,843	823,171
IQVIA Holdings, Inc.*	5,307	1,217,479
Medpace Holdings, Inc.*(a)	1,104	244,061
Mettler-Toledo International, Inc.*	552	846,172
NeoGenomics, Inc.*(a)	3,496	41,532
Pacific Biosciences of California, Inc.*(a)	1,647	18,265
PerkinElmer, Inc.	3,843	528,528
Repligen Corp.*	1,472	272,762
Seer, Inc.*(a)	15,189	69,110
Sotera Health Co.*(a)	26,169	451,153
Syneos Health, Inc.*(a)	25,803	926,844
Thermo Fisher Scientific, Inc.	10,431	5,949,112
Waters Corp.*	1,656	544,128
West Pharmaceutical Services, Inc.	2,196	583,258

		20,596,837

Machinery - 2.1%
AGCO Corp.	2,576	355,823
Alamo Group, Inc.	368	57,581
Albany International Corp., Class A	2,208	247,627
Allison Transmission Holdings, Inc.(a)	19,581	882,712
Altra Industrial Motion Corp.	4,575	279,395
Astec Industries, Inc.	1,656	73,096
Barnes Group, Inc.(a)	1,472	65,151
Caterpillar, Inc.	14,274	3,601,188
Chart Industries, Inc.*(a)	1,647	220,665
CIRCOR International, Inc.*	2,576	71,226
Columbus McKinnon Corp.	552	19,844
Crane Holdings Co.	3,111	360,596
Cummins, Inc.	4,600	1,147,884
Deere & Co.	7,503	3,172,569
Desktop Metal, Inc., Class A*(a)	99,735	167,555
Donaldson Co., Inc.	7,544	470,368

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Douglas Dynamics, Inc.	368	14,871
Dover Corp.	3,680	558,734
Energy Recovery, Inc.*	183	4,050
Enerpac Tool Group Corp.	5,152	136,734
EnPro Industries, Inc.(a)	1,288	155,938
Esab Corp.(a)	10,614	613,595
Evoqua Water Technologies Corp.*(a)	5,520	267,775
Federal Signal Corp.(a)	1,840	97,980
Flowserve Corp.(a)	7,360	253,331
Fortive Corp.	8,832	600,841
Franklin Electric Co., Inc.	1,281	115,674
Gates Industrial Corp. plc*	17,480	230,911
Gorman-Rupp Co. (The)	1,656	47,577
Graco, Inc.(a)	5,546	378,903
Greenbrier Cos., Inc. (The)(a)	7,320	226,334
Helios Technologies, Inc.(a)	3,111	205,326
Hillenbrand, Inc.	16,928	793,246
IDEX Corp.	2,196	526,337
Illinois Tool Works, Inc.	7,728	1,824,117
Ingersoll Rand, Inc.	9,200	515,200
ITT, Inc.(a)	4,784	438,167
John Bean Technologies Corp.(a)	1,472	164,467
Kadant, Inc.(a)	368	74,987
Kennametal, Inc.(a)	5,152	146,832
Lincoln Electric Holdings, Inc.(a)	2,013	335,909
Lindsay Corp.	368	57,636
Luxfer Holdings plc	6,405	106,003
Middleby Corp. (The)*(a)	1,840	286,028
Mueller Industries, Inc.(a)	13,893	910,686
Mueller Water Products, Inc., Class A	5,336	67,501
Nordson Corp.	1,288	313,370
Oshkosh Corp.(a)	14,904	1,502,025
Otis Worldwide Corp.	11,224	922,950
PACCAR, Inc.	10,797	1,180,220
Parker-Hannifin Corp.	3,312	1,079,712
Pentair plc	4,941	273,633
RBC Bearings, Inc.*(a)	1,098	267,879
REV Group, Inc.	6,992	89,568
Shyft Group, Inc. (The)	4,941	164,486
Snap-on, Inc.(a)	1,656	411,897
SPX Technologies, Inc.*(a)	1,472	110,415
Standex International Corp.	184	21,265
Stanley Black & Decker, Inc.	3,843	343,218
Tennant Co.	2,196	154,006
Terex Corp.(a)	14,536	740,900
Timken Co. (The)(a)	4,392	361,681
Titan International, Inc.*	11,712	195,473
Toro Co. (The)(a)	3,312	369,354
Trinity Industries, Inc.	2,944	84,699
Wabash National Corp.	8,784	226,276
Watts Water Technologies, Inc., Class A(a)	920	150,438
Westinghouse Air Brake Technologies Corp.	4,968	515,728
Xylem, Inc.	5,336	554,997

		31,383,160

Investments	Shares	Value ($)
Marine - 0.1%
Eagle Bulk Shipping, Inc.(a)	1,098	62,893
Genco Shipping & Trading Ltd.(a)	5,704	103,471
Kirby Corp.*	4,209	297,913
Matson, Inc.(a)	7,320	483,998

		948,275

Media - 1.2%
Altice USA, Inc., Class A*(a)	28,548	139,885
AMC Networks, Inc., Class A*(a)	10,248	189,690
Cable One, Inc.	366	289,096
Charter Communications, Inc., Class A*(a)	3,660	1,406,575
Clear Channel Outdoor Holdings, Inc.*(a)	29,097	55,575
Comcast Corp., Class A	145,485	5,724,835
DISH Network Corp., Class A*(a)	61,488	884,812
EW Scripps Co. (The), Class A*	14,536	217,313
Fox Corp., Class A	12,078	409,927
Fox Corp., Class B	2,013	63,812
Gray Television, Inc.(a)	12,444	161,274
iHeartMedia, Inc., Class A*(a)	12,993	100,696
Integral Ad Science Holding Corp.*	10,797	110,993
Interpublic Group of Cos., Inc. (The)	11,224	409,227
John Wiley & Sons, Inc., Class A(a)	7,869	360,400
Liberty Broadband Corp., Class A*	1,464	131,204
Liberty Broadband Corp., Class C*(a)	4,575	410,743
Liberty Media Corp-Liberty SiriusXM, Class A*	2,024	82,215
Liberty Media Corp-Liberty SiriusXM, Class C*	4,784	192,795
Magnite, Inc.*(a)	29,808	360,081
New York Times Co. (The), Class A(a)	9,936	346,170
News Corp., Class A	9,568	193,848
News Corp., Class B(a)	3,128	63,936
Nexstar Media Group, Inc., Class A(a)	8,967	1,836,173
Omnicom Group, Inc.	6,992	601,242
Paramount Global, Class A(a)	4,026	107,293
Paramount Global, Class B(a)	12,627	292,441
PubMatic, Inc., Class A*(a)	8,235	126,243
Scholastic Corp.(a)	736	32,561
Sinclair Broadcast Group, Inc., Class A(a)	5,124	105,708
Sirius XM Holdings, Inc.(a)	30,142	174,522
Stagwell, Inc.*	25,986	182,422
TechTarget, Inc.*(a)	1,104	54,681
TEGNA, Inc.	51,333	1,023,067
Thryv Holdings, Inc.*(a)	4,026	90,062
Trade Desk, Inc. (The), Class A*	11,224	569,057
WideOpenWest, Inc.*(a)	6,624	76,110

		17,576,684

Metals & Mining - 0.9%
Alcoa Corp.(a)	7,176	374,874

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Alpha Metallurgical Resources, Inc.(a)	3,496	562,611
Arconic Corp.*(a)	19,581	460,349
ATI, Inc.*(a)	9,150	332,969
Carpenter Technology Corp.(a)	4,392	212,090
Century Aluminum Co.*(a)	9,936	111,681
Cleveland-Cliffs, Inc.*(a)	18,768	400,697
Coeur Mining, Inc.*(a)	6,808	26,483
Commercial Metals Co.	28,548	1,549,300
Compass Minerals International, Inc.(a)	920	42,927
Freeport-McMoRan, Inc.	48,312	2,155,681
Hecla Mining Co.(a)	14,720	90,822
Kaiser Aluminum Corp.	1,288	112,726
Materion Corp.(a)	552	49,818
MP Materials Corp.*(a)	2,013	65,443
Newmont Corp.	19,581	1,036,422
Nucor Corp.	9,016	1,523,884
Piedmont Lithium, Inc.*(a)	3,312	227,336
Reliance Steel & Aluminum Co.	2,196	499,480
Royal Gold, Inc.(a)	3,660	464,930
Ryerson Holding Corp.	2,013	76,836
Schnitzer Steel Industries, Inc., Class A	3,477	117,662
Southern Copper Corp.(a)	1,840	138,386
Steel Dynamics, Inc.(a)	6,222	750,622
SunCoke Energy, Inc.	10,065	91,692
TimkenSteel Corp.*(a)	9,200	180,964
United States Steel Corp.(a)	50,142	1,428,546
Warrior Met Coal, Inc.(a)	9,752	369,406
Worthington Industries, Inc.(a)	8,052	457,917

		13,912,554

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.(a)	138,897	1,611,205
Annaly Capital Management, Inc.(a)	14,274	335,011
Apollo Commercial Real Estate Finance, Inc.(a)	22,326	271,707
Arbor Realty Trust, Inc.(a)	37,533	560,368
Ares Commercial Real Estate Corp.(a)	19,581	240,455
ARMOUR Residential REIT, Inc.(a)	44,286	278,116
Blackstone Mortgage Trust, Inc., Class A(a)	39,345	937,985
BrightSpire Capital, Inc.(a)	34,038	259,370
Broadmark Realty Capital, Inc.(a)	18,666	81,757
Chimera Investment Corp.(a)	39,711	289,493
Claros Mortgage Trust, Inc.(a)	25,803	431,942
Dynex Capital, Inc.(a)	16,470	237,333
Ellington Financial, Inc.(a)	15,824	217,264
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	2,013	74,300
Invesco Mortgage Capital, Inc.(a)	1,648	24,203
KKR Real Estate Finance Trust, Inc.(a)	7,686	122,438
Ladder Capital Corp.(a)	33,672	377,126
MFA Financial, Inc.	19,688	234,090

Investments	Shares	Value ($)
New York Mortgage Trust, Inc.(a)	57,279	178,710
PennyMac Mortgage Investment Trust(a)	25,986	396,287
Ready Capital Corp.(a)	28,731	380,111
Redwood Trust, Inc.(a)	22,692	189,705
Rithm Capital Corp.(a)	98,637	928,174
Starwood Property Trust, Inc.(a)	68,442	1,429,753
TPG RE Finance Trust, Inc.	24,339	211,993
Two Harbors Investment Corp.	14,640	262,642

		10,561,538

Multiline Retail - 0.6%
Big Lots, Inc.(a)	11,529	188,614
Dillard’s, Inc., Class A(a)	549	215,927
Dollar General Corp.	6,222	1,453,459
Dollar Tree, Inc.*(a)	6,066	910,992
Franchise Group, Inc.(a)	2,928	90,446
Kohl’s Corp.(a)	26,718	864,862
Macy’s, Inc.	59,658	1,409,719
Nordstrom, Inc.(a)	20,862	407,643
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,312	181,365
Target Corp.(a)	14,904	2,565,575

		8,288,602

Multi-Utilities - 0.6%
Ameren Corp.	6,440	559,443
Avista Corp.	2,760	110,124
Black Hills Corp.(a)	4,367	316,084
CenterPoint Energy, Inc.(a)	18,666	562,220
CMS Energy Corp.	8,096	511,586
Consolidated Edison, Inc.	10,248	976,737
Dominion Energy, Inc.	27,816	1,770,210
DTE Energy Co.	5,673	660,167
NiSource, Inc.	13,089	363,220
NorthWestern Corp.(a)	4,209	239,071
Public Service Enterprise Group, Inc.	14,091	872,656
Sempra Energy	10,065	1,613,721
Unitil Corp.	2,196	114,565
WEC Energy Group, Inc.	8,464	795,531

		9,465,335

Oil, Gas & Consumable Fuels - 5.0%
Antero Midstream Corp.(a)	78,010	850,309
Antero Resources Corp.*(a)	10,797	311,385
APA Corp.	12,261	543,530
Arch Resources, Inc.	4,232	626,421
Berry Corp.	12,696	116,803
California Resources Corp.(a)	15,372	656,846
Callon Petroleum Co.*(a)	10,672	454,094
Cheniere Energy, Inc.	8,280	1,265,101
Chesapeake Energy Corp.(a)	3,882	336,647
Chevron Corp.	59,292	10,317,994
Chord Energy Corp.(a)	8,967	1,285,240
Civitas Resources, Inc.	12,627	840,332
Clean Energy Fuels Corp.*(a)	3,128	17,705
CNX Resources Corp.*(a)	46,116	771,521
Comstock Resources, Inc.(a)	17,664	214,618
ConocoPhillips	42,133	5,134,749
CONSOL Energy, Inc.	6,405	370,401

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Coterra Energy, Inc.(a)	26,681	667,824
Crescent Energy Co., Class A(a)	2,760	33,286
CVR Energy, Inc.(a)	8,601	285,553
Delek US Holdings, Inc.	12,810	342,796
Denbury, Inc.*	3,477	301,734
Devon Energy Corp.(a)	20,496	1,296,167
Diamondback Energy, Inc.	6,256	914,127
Dorian LPG Ltd.(a)	8,280	164,358
DT Midstream, Inc.(a)	6,405	350,097
Earthstone Energy, Inc., Class A*(a)	6,256	86,958
Enviva, Inc.(a)	2,562	116,520
EOG Resources, Inc.	18,849	2,492,780
EQT Corp.	11,960	390,733
Equitrans Midstream Corp.(a)	89,487	648,781
Excelerate Energy, Inc., Class A	3,864	90,031
Exxon Mobil Corp.	136,152	15,794,994
Gevo, Inc.*(a)	44,286	93,886
Green Plains, Inc.*(a)	4,968	172,737
Hess Corp.	7,869	1,181,609
HF Sinclair Corp.(a)	6,039	343,619
International Seaways, Inc.(a)	3,680	142,931
Kinder Morgan, Inc.	60,939	1,115,184
Kosmos Energy Ltd.*(a)	96,226	761,148
Magnolia Oil & Gas Corp., Class A	34,587	816,599
Marathon Oil Corp.	24,156	663,565
Marathon Petroleum Corp.	16,104	2,069,686
Matador Resources Co.(a)	5,124	339,004
Murphy Oil Corp.	6,771	295,283
New Fortress Energy, Inc.(a)	2,576	99,923
NextDecade Corp.*(a)	3,312	19,839
Northern Oil and Gas, Inc.(a)	13,359	447,794
Occidental Petroleum Corp.(a)	25,437	1,648,063
ONEOK, Inc.	13,725	939,888
Ovintiv, Inc.	9,712	478,122
Par Pacific Holdings, Inc.*	8,967	239,688
PBF Energy, Inc., Class A(a)	25,458	1,068,981
PDC Energy, Inc.(a)	21,960	1,487,351
Peabody Energy Corp.*(a)	25,576	713,315
Permian Resources Corp.(a)	38,269	415,984
Phillips 66(a)	15,006	1,504,652
Pioneer Natural Resources Co.	7,686	1,770,470
Range Resources Corp.	11,163	279,298
Ranger Oil Corp.	5,336	224,112
SilverBow Resources, Inc.*(a)	1,098	28,844
SM Energy Co.	25,986	854,160
Southwestern Energy Co.*	45,018	248,499
Talos Energy, Inc.*(a)	11,529	228,390
Targa Resources Corp.(a)	6,954	521,689
Tellurian, Inc.*(a)	15,640	31,124
Texas Pacific Land Corp.(a)	184	367,236
Uranium Energy Corp.*(a)	3,496	14,089
VAALCO Energy, Inc.(a)	13,542	62,970
Valero Energy Corp.	12,512	1,752,055
Vital Energy, Inc.*(a)	2,928	164,788
Vitesse Energy, Inc.*	—(d)	8
W&T Offshore, Inc.*(a)	30,561	190,089
Williams Cos., Inc. (The)	34,038	1,097,385

Investments	Shares	Value ($)
World Fuel Services Corp.	13,064	369,711

		73,354,203

Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	2,392	92,355
Louisiana-Pacific Corp.(a)	17,568	1,196,205
Mercer International, Inc.	10,304	131,170
Resolute Forest Products, Inc.*	6,808	147,802
Sylvamo Corp.(a)	6,256	297,348

		1,864,880

Personal Products - 0.2%
BellRing Brands, Inc.*(a)	5,152	146,111
Coty, Inc., Class A*	21,712	216,251
Edgewell Personal Care Co.(a)	4,587	196,599
elf Beauty, Inc.*	1,281	73,722
Estee Lauder Cos., Inc. (The), Class A	6,405	1,774,697
Herbalife Nutrition Ltd.*(a)	15,921	279,732
Inter Parfums, Inc.	552	65,257
Medifast, Inc.(a)	2,928	326,326
Nu Skin Enterprises, Inc., Class A(a)	9,150	392,352
Olaplex Holdings, Inc.*	12,810	80,831
USANA Health Sciences, Inc.*	2,013	117,640
Veru, Inc.*(a)	184	1,060

		3,670,578

Pharmaceuticals - 3.4%
Aclaris Therapeutics, Inc.*	736	12,438
Amphastar Pharmaceuticals, Inc.*	1,104	33,407
ANI Pharmaceuticals, Inc.*	184	8,230
Arvinas, Inc.*(a)	183	5,997
Axsome Therapeutics, Inc.*(a)	1,840	138,000
Bristol-Myers Squibb Co.	70,455	5,118,556
Cara Therapeutics, Inc.*(a)	1,104	12,895
Cassava Sciences, Inc.*(a)	3,843	107,604
Catalent, Inc.*	3,477	186,193
Collegium Pharmaceutical, Inc.*(a)	10,120	284,170
Corcept Therapeutics, Inc.*(a)	4,968	113,568
Elanco Animal Health, Inc.*	108,153	1,484,941
Eli Lilly & Co.	21,045	7,242,637
Evolus, Inc.*	2,024	21,029
Harmony Biosciences Holdings, Inc.*(a)	736	35,453
Innoviva, Inc.*(a)	19,398	245,385
Intra-Cellular Therapies, Inc.*	3,111	149,079
Jazz Pharmaceuticals plc*	1,840	288,254
Johnson & Johnson	69,906	11,424,038
Ligand Pharmaceuticals, Inc.*(a)	736	51,299
Merck & Co., Inc.	83,448	8,963,150
NGM Biopharmaceuticals, Inc.*(a)	1,472	7,713
OmniAb, Inc.*‡(a)	562	239
Organon & Co.	8,967	270,176
Pacira BioSciences, Inc.*	4,026	158,101
Perrigo Co. plc(a)	4,209	157,501
Pfizer, Inc.	187,026	8,259,068
Prestige Consumer Healthcare, Inc.*(a)	12,444	818,317
Reata Pharmaceuticals, Inc., Class A*(a)	2,208	95,673

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Revance Therapeutics, Inc.*(a)	3,128	108,479
Royalty Pharma plc, Class A	11,712	458,993
Scilex Holding Co.* ‡	14,037	110,752
Supernus Pharmaceuticals, Inc.*(a)	4,758	195,126
Tilray Brands, Inc.*	122,351	396,417
Viatris, Inc.	37,717	458,639
Zoetis, Inc.	11,895	1,968,504

		49,390,021

Professional Services - 0.7%
Alight, Inc., Class A*(a)	59,292	556,752
ASGN, Inc.*(a)	3,312	301,226
Barrett Business Services, Inc.	920	91,430
Booz Allen Hamilton Holding Corp.	3,312	313,448
CACI International, Inc., Class A*	1,464	451,044
CBIZ, Inc.*	1,840	87,565
Clarivate plc*(a)	8,464	94,120
CoStar Group, Inc.*	10,797	841,086
Dun & Bradstreet Holdings, Inc.	53,985	790,880
Equifax, Inc.(a)	3,477	772,589
Exponent, Inc.	2,013	206,413
First Advantage Corp.*	736	10,216
Forrester Research, Inc.*(a)	2,928	108,512
FTI Consulting, Inc.*(a)	1,281	204,345
Heidrick & Struggles International, Inc.	2,745	84,436
Huron Consulting Group, Inc.*(a)	552	37,558
ICF International, Inc.	552	56,409
Insperity, Inc.(a)	1,281	141,614
Jacobs Solutions, Inc.	3,843	474,803
KBR, Inc.(a)	8,418	431,254
Kelly Services, Inc., Class A(a)	8,096	146,538
Kforce, Inc.	368	20,656
Korn Ferry(a)	10,614	573,050
Legalzoom.com, Inc.*	13,725	116,388
Leidos Holdings, Inc.	3,864	381,918
ManpowerGroup, Inc.	10,614	925,116
NV5 Global, Inc.*	183	24,392
Planet Labs PBC*(a)	11,592	57,380
Resources Connection, Inc.	5,888	101,686
Robert Half International, Inc.(a)	3,680	308,973
Science Applications International Corp.	3,477	360,843
Sterling Check Corp.*(a)	736	10,267
TransUnion	3,843	275,735
TriNet Group, Inc.*(a)	2,013	151,881
TrueBlue, Inc.*(a)	8,052	158,061
Verisk Analytics, Inc.	4,048	735,886

		10,404,470

Real Estate Management & Development - 0.3%
Anywhere Real Estate, Inc.*(a)	13,908	117,940
CBRE Group, Inc., Class A*	10,672	912,563
Compass, Inc., Class A*(a)	82,350	331,047
Cushman & Wakefield plc*(a)	36,051	520,216
DigitalBridge Group, Inc.	549	8,125
eXp World Holdings, Inc.(a)	2,760	43,028
Forestar Group, Inc.*	9,016	134,158
Howard Hughes Corp. (The)*(a)	2,196	187,736

Investments	Shares	Value ($)
Jones Lang LaSalle, Inc.*	2,013	372,143
Kennedy-Wilson Holdings, Inc.(a)	2,196	39,264
Newmark Group, Inc., Class A(a)	21,228	181,924
Opendoor Technologies, Inc.*(a)	57,645	126,242
Redfin Corp.*(a)	39,345	294,301
RMR Group, Inc. (The), Class A	6,039	187,330
Seritage Growth Properties, Class A, REIT*(a)	14,352	174,377
St Joe Co. (The)	552	25,999
WeWork, Inc.*(a)	93,879	149,268
Zillow Group, Inc., Class A*	552	23,714
Zillow Group, Inc., Class C*(a)	7,686	339,798

		4,169,173

Road & Rail - 1.0%
ArcBest Corp.	5,152	429,934
Avis Budget Group, Inc.*(a)	1,098	219,644
CSX Corp.	56,117	1,735,138
Heartland Express, Inc.(a)	5,704	95,941
Hertz Global Holdings, Inc.*	6,039	108,823
JB Hunt Transport Services, Inc.	2,208	417,422
Knight-Swift Transportation Holdings, Inc.(a)	4,784	282,734
Landstar System, Inc.(a)	1,840	318,007
Lyft, Inc., Class A*(a)	22,509	365,771
Marten Transport Ltd.	2,760	60,968
Norfolk Southern Corp.	6,405	1,574,413
Old Dominion Freight Line, Inc.	2,576	858,426
Ryder System, Inc.(a)	10,672	1,007,544
Saia, Inc.*(a)	1,288	351,341
Schneider National, Inc., Class B(a)	5,152	136,528
TuSimple Holdings, Inc., Class A*	51,606	108,373
Uber Technologies, Inc.*	63,135	1,952,766
U-Haul Holding Co.(a)	184	12,333
Union Pacific Corp.	16,104	3,288,276
Werner Enterprises, Inc.	11,346	532,922
XPO, Inc.*(a)	24,339	970,153

		14,827,457

Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc.*	42,869	3,221,605
Allegro MicroSystems, Inc.*(a)	915	34,926
Alpha & Omega Semiconductor Ltd.*(a)	5,704	188,004
Ambarella, Inc.*(a)	915	82,204
Amkor Technology, Inc.(a)	20,240	592,222
Analog Devices, Inc.	13,984	2,397,836
Applied Materials, Inc.	28,365	3,162,414
Axcelis Technologies, Inc.*	1,104	121,385
Broadcom, Inc.	13,359	7,815,149
Cirrus Logic, Inc.*(a)	1,830	165,414
Cohu, Inc.*	1,288	46,471
Credo Technology Group Holding Ltd.*	6,222	107,827
Diodes, Inc.*	9,936	886,192
Enphase Energy, Inc.*	3,496	773,944
Entegris, Inc.(a)	5,124	413,558
First Solar, Inc.*	2,379	422,510
FormFactor, Inc.*(a)	2,392	67,311
Ichor Holdings Ltd.*(a)	8,096	273,645

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Impinj, Inc.*(a)	1,472	191,036
indie Semiconductor, Inc., Class A*(a)	15,555	123,973
Intel Corp.	139,263	3,935,572
KLA Corp.	3,864	1,516,543
Kulicke & Soffa Industries, Inc.(a)	11,529	589,132
Lam Research Corp.	4,575	2,287,958
Lattice Semiconductor Corp.*	6,222	471,565
MACOM Technology Solutions Holdings, Inc.*(a)	1,472	98,653
Magnachip Semiconductor Corp.*(a)	5,336	56,562
Marvell Technology, Inc.	22,264	960,692
MaxLinear, Inc.*(a)	18,666	769,039
Microchip Technology, Inc.	13,725	1,065,334
Micron Technology, Inc.	30,561	1,842,828
MKS Instruments, Inc.(a)	13,908	1,423,067
Monolithic Power Systems, Inc.(a)	1,281	546,423
Navitas Semiconductor Corp.*	23,241	115,275
NVIDIA Corp.(a)	67,161	13,121,245
NXP Semiconductors NV	8,235	1,517,793
ON Semiconductor Corp.*	13,176	967,777
Onto Innovation, Inc.*	3,312	260,489
PDF Solutions, Inc.*(a)	368	11,695
Photronics, Inc.*(a)	16,008	290,065
Power Integrations, Inc.(a)	1,830	157,545
Qorvo, Inc.*	4,048	439,856
QUALCOMM, Inc.	37,332	4,972,996
Rambus, Inc.*(a)	3,680	148,930
Semtech Corp.*	549	18,133
Silicon Laboratories, Inc.*(a)	2,013	315,860
SiTime Corp.*(a)	552	63,607
Skyworks Solutions, Inc.	6,039	662,297
SMART Global Holdings, Inc.*(a)	14,274	245,370
SolarEdge Technologies, Inc.*	1,472	469,759
Synaptics, Inc.*(a)	9,882	1,235,546
Teradyne, Inc.	3,843	390,833
Texas Instruments, Inc.	24,288	4,304,076
Ultra Clean Holdings, Inc.*(a)	8,052	270,950
Universal Display Corp.(a)	2,760	365,783
Veeco Instruments, Inc.*(a)	1,472	29,234
Wolfspeed, Inc.*(a)	3,680	283,397

		67,309,505

Software - 6.7%
8x8, Inc.*(a)	24,339	114,637
ACI Worldwide, Inc.*	5,336	149,034
Adeia, Inc.(a)	22,326	244,470
Adobe, Inc.*	12,627	4,676,283
Agilysys, Inc.*	368	30,750
Alarm.com Holdings, Inc.*(a)	915	49,044
Alkami Technology, Inc.*(a)	7,686	125,820
Altair Engineering, Inc., Class A*(a)	4,392	233,215
Alteryx, Inc., Class A*	1,464	81,237
American Software, Inc., Class A(a)	7,503	114,121
ANSYS, Inc.*	2,562	682,414
Appfolio, Inc., Class A*(a)	1,647	185,008

Investments	Shares	Value ($)
Appian Corp., Class A*(a)	2,208	91,334
AppLovin Corp., Class A*(a)	368	4,674
Aspen Technology, Inc.*(a)	920	182,850
Atlassian Corp., Class A*	4,392	709,835
Autodesk, Inc.*	5,490	1,181,228
Bentley Systems, Inc., Class B(a)	7,137	278,700
Bill.com Holdings, Inc.*(a)	2,208	255,289
Black Knight, Inc.*	3,312	200,674
Blackbaud, Inc.*(a)	2,944	183,146
Blackline, Inc.*(a)	2,379	170,812
Blend Labs, Inc., Class A*(a)	75,762	125,765
Box, Inc., Class A*(a)	5,336	170,699
Braze, Inc., Class A*(a)	4,575	146,400
Cadence Design Systems, Inc.*	7,176	1,311,988
CCC Intelligent Solutions Holdings, Inc.*	13,359	123,571
Cerence, Inc.*	5,856	143,589
Ceridian HCM Holding, Inc.*(a)	5,124	370,363
Clear Secure, Inc., Class A	4,392	137,865
Clearwater Analytics Holdings, Inc., Class A*(a)	1,656	32,424
CommVault Systems, Inc.*(a)	2,944	183,205
Confluent, Inc., Class A*	4,209	97,228
Coupa Software, Inc.*	3,477	277,882
Crowdstrike Holdings, Inc., Class A*	5,124	542,632
CS Disco, Inc.*	920	7,645
Datadog, Inc., Class A*(a)	5,673	424,397
Digital Turbine, Inc.*(a)	24,156	419,348
DocuSign, Inc.*(a)	3,843	233,040
Dolby Laboratories, Inc., Class A(a)	2,928	232,952
Domo, Inc., Class B*	6,954	107,857
DoubleVerify Holdings, Inc.*(a)	6,222	169,176
Dropbox, Inc., Class A*(a)	11,163	259,316
Dynatrace, Inc.*	6,954	267,242
Ebix, Inc.(a)	6,405	122,079
Elastic NV*	5,307	312,264
Enfusion, Inc., Class A*(a)	736	8,744
EngageSmart, Inc.*(a)	6,405	126,179
Envestnet, Inc.*(a)	3,111	202,215
EverCommerce, Inc.*(a)	14,457	149,341
Expensify, Inc., Class A*(a)	10,614	110,492
Fair Isaac Corp.*	736	490,139
Five9, Inc.*(a)	4,575	360,419
Fortinet, Inc.*	17,480	914,903
Freshworks, Inc., Class A*(a)	13,359	216,149
Gen Digital, Inc.	13,432	309,070
Gitlab, Inc., Class A*(a)	4,209	207,967
Guidewire Software, Inc.*(a)	5,307	388,685
HashiCorp, Inc., Class A*(a)	6,222	200,224
HubSpot, Inc.*(a)	1,464	508,023
Informatica, Inc., Class A*(a)	6,771	120,524
Intapp, Inc.*	736	21,329
InterDigital, Inc.	732	51,203
Intuit, Inc.	7,320	3,093,944
KnowBe4, Inc., Class A*(a)	4,600	114,494
LiveRamp Holdings, Inc.*	3,496	93,553
Manhattan Associates, Inc.*	2,196	286,271

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Marathon Digital Holdings, Inc.*(a)	8,784	63,333
MeridianLink, Inc.*	6,954	110,430
Microsoft Corp.	200,019	49,566,708
MicroStrategy, Inc., Class A*(a)	368	92,637
Mitek Systems, Inc.*(a)	920	9,071
Model N, Inc.*(a)	736	29,190
nCino, Inc.*(a)	732	20,935
NCR Corp.*(a)	32,574	893,179
New Relic, Inc.*(a)	1,647	100,549
Nutanix, Inc., Class A*	8,967	249,910
ON24, Inc.*(a)	12,993	120,575
OneSpan, Inc.*	1,472	20,328
Oracle Corp.	40,809	3,609,964
PagerDuty, Inc.*(a)	915	27,258
Palantir Technologies, Inc., Class A*(a)	35,685	277,629
Palo Alto Networks, Inc.*(a)	8,235	1,306,400
Paycom Software, Inc.*	1,288	417,235
Paylocity Holding Corp.*	1,104	229,952
Pegasystems, Inc.	732	28,460
PowerSchool Holdings, Inc., Class A*(a)	2,208	49,724
Procore Technologies, Inc.*(a)	3,294	184,299
Progress Software Corp.(a)	732	38,825
PTC, Inc.*	2,392	322,633
Qualys, Inc.*(a)	1,472	169,810
Rapid7, Inc.*(a)	732	29,185
RingCentral, Inc., Class A*	2,392	93,360
Riot Platforms, Inc.*(a)	29,808	186,896
Roper Technologies, Inc.	2,745	1,171,429
Salesforce, Inc.*	27,450	4,610,777
Samsara, Inc., Class A*(a)	8,601	117,318
SEMrush Holdings, Inc., Class A*(a)	12,261	119,790
SentinelOne, Inc., Class A*(a)	5,307	80,083
ServiceNow, Inc.*	5,490	2,498,664
Smartsheet, Inc., Class A*	6,588	284,667
SolarWinds Corp.*(a)	18,483	187,787
Splunk, Inc.*	4,758	455,674
Sprinklr, Inc., Class A*(a)	12,627	125,512
Sprout Social, Inc., Class A*(a)	2,392	153,016
SPS Commerce, Inc.*	1,281	174,318
Synopsys, Inc.*	3,864	1,366,890
Tenable Holdings, Inc.*	3,660	147,242
Teradata Corp.*(a)	3,111	108,512
Tyler Technologies, Inc.*	1,281	413,468
UiPath, Inc., Class A*(a)	23,973	368,225
Unity Software, Inc.*(a)	8,418	299,007
Varonis Systems, Inc.*(a)	2,196	56,745
Verint Systems, Inc.*	2,024	76,851
VMware, Inc., Class A*	6,222	762,008
Workday, Inc., Class A*	5,856	1,062,454
Workiva, Inc.*(a)	3,111	269,195
Yext, Inc.*(a)	15,738	109,379
Zoom Video Communications, Inc., Class A*(a)	4,758	356,850
Zscaler, Inc.*(a)	1,840	228,454

		97,990,160

Investments	Shares	Value ($)
Specialty Retail - 2.8%
Abercrombie & Fitch Co., Class A*(a)	6,039	174,889
Academy Sports & Outdoors, Inc.(a)	18,768	1,096,427
Advance Auto Parts, Inc.	1,840	280,195
American Eagle Outfitters, Inc.(a)	10,431	168,356
America’s Car-Mart, Inc.*	366	31,527
Arko Corp.(a)	2,760	23,156
Asbury Automotive Group, Inc.*(a)	4,784	1,052,480
AutoNation, Inc.*(a)	7,137	904,401
AutoZone, Inc.*	549	1,338,929
Bath & Body Works, Inc.	7,912	364,031
Best Buy Co., Inc.	7,360	652,979
Boot Barn Holdings, Inc.*(a)	7,686	641,704
Buckle, Inc. (The)(a)	6,992	307,648
Burlington Stores, Inc.*	1,656	380,598
Caleres, Inc.(a)	4,392	114,280
Camping World Holdings, Inc., Class A(a)	11,163	283,652
CarMax, Inc.*(a)	5,856	412,555
Chico’s FAS, Inc.*(a)	13,176	69,438
Children’s Place, Inc. (The)*	732	33,211
Designer Brands, Inc., Class A	4,209	43,395
Dick’s Sporting Goods, Inc.	13,359	1,746,823
Five Below, Inc.*(a)	1,104	217,632
Floor & Decor Holdings, Inc., Class A*(a)	3,660	332,218
Foot Locker, Inc.(a)	16,104	700,685
GameStop Corp., Class A*(a)	8,096	177,060
Gap, Inc. (The)(a)	48,389	656,639
Genesco, Inc.*(a)	2,208	106,624
Group 1 Automotive, Inc.(a)	3,660	782,691
Guess?, Inc.(a)	7,176	166,268
Haverty Furniture Cos., Inc.(a)	2,024	70,678
Hibbett, Inc.(a)	2,392	158,733
Home Depot, Inc. (The)	27,267	8,839,143
Leslie’s, Inc.*(a)	732	11,339
Lithia Motors, Inc., Class A(a)	6,039	1,589,465
Lowe’s Cos., Inc.	20,862	4,344,512
MarineMax, Inc.*(a)	6,072	189,750
Monro, Inc.	552	28,097
Murphy USA, Inc.(a)	915	248,907
National Vision Holdings, Inc.*(a)	3,312	136,123
ODP Corp. (The)*(a)	10,980	566,568
OneWater Marine, Inc., Class A*(a)	3,477	113,837
O’Reilly Automotive, Inc.*	1,647	1,305,000
Penske Automotive Group, Inc.(a)	1,281	163,737
Petco Health & Wellness Co., Inc.*(a)	21,045	246,016
Rent-A-Center, Inc.(a)	13,248	356,239
RH*(a)	4,575	1,427,354
Ross Stores, Inc.	8,648	1,022,107
Sally Beauty Holdings, Inc.*(a)	17,202	268,007
Shoe Carnival, Inc.(a)	2,944	80,401
Signet Jewelers Ltd.(a)	9,384	720,785
Sleep Number Corp.*(a)	1,464	50,332
Sonic Automotive, Inc., Class A(a)	5,645	303,193

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sportsman’s Warehouse Holdings, Inc.*	11,224	105,842
TJX Cos., Inc. (The)	30,195	2,471,763
Tractor Supply Co.	2,944	671,203
TravelCenters of America, Inc.*(a)	2,208	100,508
Ulta Beauty, Inc.*	1,288	661,981
Urban Outfitters, Inc.*(a)	10,614	290,717
Victoria’s Secret & Co.*(a)	17,934	755,918
Williams-Sonoma, Inc.(a)	2,392	322,777
Zumiez, Inc.*(a)	4,392	113,445

		40,994,968

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	400,770	57,827,103
Dell Technologies, Inc., Class C	6,771	275,038
Eastman Kodak Co.*(a)	28,914	104,380
Hewlett Packard Enterprise Co.	43,973	709,285
HP, Inc.	32,489	946,729
IonQ, Inc.*(a)	25,437	112,940
NetApp, Inc.	6,624	438,708
Pure Storage, Inc., Class A*	9,708	280,950
Seagate Technology Holdings plc(a)	6,588	446,535
Super Micro Computer, Inc.*(a)	11,040	798,523
Western Digital Corp.*	8,235	361,928
Xerox Holdings Corp.	28,914	473,611

		62,775,730

Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd.*	29,280	1,946,827
Carter’s, Inc.(a)	8,418	701,809
Columbia Sportswear Co.(a)	2,024	194,101
Crocs, Inc.*(a)	13,984	1,702,832
Deckers Outdoor Corp.*	920	393,281
G-III Apparel Group Ltd.*(a)	12,627	213,649
Hanesbrands, Inc.(a)	66,429	560,661
Kontoor Brands, Inc.(a)	11,529	550,625
Levi Strauss & Co., Class A(a)	5,152	94,797
Lululemon Athletica, Inc.*	2,944	903,455
Movado Group, Inc.(a)	1,840	65,062
NIKE, Inc., Class B	34,404	4,380,661
Oxford Industries, Inc.(a)	1,104	129,411
PVH Corp.	14,720	1,323,328
Ralph Lauren Corp.(a)	10,120	1,253,362
Skechers USA, Inc., Class A*	6,440	310,086
Steven Madden Ltd.(a)	3,843	137,771
Tapestry, Inc.	10,248	467,001
Under Armour, Inc., Class A*(a)	50,325	623,527
Under Armour, Inc., Class C*(a)	46,482	506,654
VF Corp.(a)	9,752	301,727
Wolverine World Wide, Inc.(a)	9,882	159,397

		16,920,024

Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc.*	12,144	584,369
Enact Holdings, Inc.(a)	3,294	82,844
Essent Group Ltd.(a)	22,509	991,071
Federal Agricultural Mortgage Corp., Class C(a)	2,392	318,064
Merchants Bancorp(a)	3,312	95,286
MGIC Investment Corp.(a)	62,952	888,882

Investments	Shares	Value ($)
Mr Cooper Group, Inc.*(a)	17,568	807,953
New York Community Bancorp, Inc.(a)	152,158	1,520,059
NMI Holdings, Inc., Class A*	20,240	470,175
Northfield Bancorp, Inc.(a)	4,758	71,132
PennyMac Financial Services, Inc.(a)	8,235	555,204
Provident Financial Services, Inc.	14,720	345,331
Radian Group, Inc.(a)	39,729	878,011
TFS Financial Corp.(a)	7,360	104,880
TrustCo Bank Corp. NY(a)	3,496	125,542
Walker & Dunlop, Inc.(a)	7,137	680,727
WSFS Financial Corp.	12,810	618,851

		9,138,381

Tobacco - 0.6%
Altria Group, Inc.	57,828	2,604,573
Philip Morris International, Inc.(a)	50,597	5,274,231
Universal Corp.	6,954	378,089
Vector Group Ltd.(a)	22,692	293,862

		8,550,755

Trading Companies & Distributors - 0.9%
Air Lease Corp.	22,143	995,771
Applied Industrial Technologies, Inc.	2,576	368,909
Beacon Roofing Supply, Inc.*(a)	3,843	218,590
BlueLinx Holdings, Inc.*(a)	2,024	175,724
Boise Cascade Co.(a)	8,832	662,135
Core & Main, Inc., Class A*(a)	366	8,078
Fastenal Co.	13,984	706,891
GATX Corp.(a)	2,379	272,277
GMS, Inc.*(a)	10,980	651,334
H&E Equipment Services, Inc.	7,320	372,515
Herc Holdings, Inc.(a)	5,336	828,787
Hudson Technologies, Inc.*(a)	5,490	56,053
McGrath RentCorp	2,013	200,374
MRC Global, Inc.*(a)	6,624	90,086
MSC Industrial Direct Co., Inc., Class A(a)	3,312	273,902
NOW, Inc.*	12,081	169,617
Rush Enterprises, Inc., Class A(a)	8,052	433,278
SiteOne Landscape Supply, Inc.*(a)	2,392	362,412
Titan Machinery, Inc.*	3,477	152,779
Triton International Ltd.(a)	14,640	1,034,170
United Rentals, Inc.*(a)	2,013	887,632
Univar Solutions, Inc.*(a)	37,717	1,300,482
Veritiv Corp.(a)	2,745	343,235
Watsco, Inc.(a)	736	211,504
WESCO International, Inc.*	10,488	1,562,817
WW Grainger, Inc.(a)	1,104	650,786

		12,990,138

Water Utilities - 0.1%
American States Water Co.(a)	2,576	242,582
American Water Works Co., Inc.	4,600	719,854
California Water Service Group(a)	3,680	225,106
Essential Utilities, Inc.	4,758	222,341
Middlesex Water Co.	552	46,291
SJW Group	552	42,730

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
York Water Co. (The)	2,196	99,808

		1,598,712

Wireless Telecommunication Services - 0.2%
Gogo, Inc.*(a)	8,648	145,027
Shenandoah Telecommunications Co.(a)	2,208	43,166
Telephone and Data Systems, Inc.(a)	8,784	117,442
T-Mobile US, Inc.*	15,921	2,377,165

		2,682,800

TOTAL COMMON STOCKS (COST $906,498,851)		1,458,593,570

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(e)

Oil, Gas & Consumable Fuels - 0.0%(e)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $21,117)	4,266	183,097

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(e)
Biotechnology - 0.0%(e)
Achillion Pharmaceuticals, Inc., CVR*‡	44,344	62,081

Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡	1,110	—

Pharmaceuticals - 0.0%(e)
Zogenix, Inc., CVR*‡	4,675	4,675

TOTAL RIGHTS (Cost $1,132)		66,756

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 15.1%

CERTIFICATES OF DEPOSIT - 1.9%
Barclays Bank plc, New York (SOFR + 0.52%), 4.82%, 4/5/2023(g)	5,000,000	5,002,295
Credit Agricole CIB, New York (SOFR + 0.68%), 4.98%, 4/25/2023(g)	6,000,000	6,006,342
MUFG Bank Ltd., New York Branch (SOFR + 0.59%), 4.89%, 2/10/2023(g)	5,000,000	5,000,000

Investments	Principal Amount ($)	Value ($)
Standard Chartered, New York (US Federal Funds Effective Rate (continuous series) + 0.52%), 4.58%, 2/9/2023(g)	5,000,000	5,000,294
The Sumitomo Bank Ltd., New York (SOFR + 0.75%), 5.05%, 4/21/2023(g)	6,000,000	6,006,258

TOTAL CERTIFICATES OF DEPOSIT (Cost $27,000,294)		27,015,189

REPURCHASE AGREEMENTS - 13.2%
BofA Securities, Inc., 4.77%, dated 1/31/2023, due 5/3/2023, repurchase price $6,073,140, collateralized by various Common Stocks, U.S. Treasury Securities, 3.63%, 4/15/2028; ; total market value $6,584,825	6,000,000	6,000,000
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $87,324,267, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $88,671,550	87,313,910	87,313,910
National Bank of Canada, 4.32%, dated 1/31/2023, due 2/7/2023, repurchase price $71,059,640, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.13%, maturing 4/15/2023 - 8/15/2052; total market value $72,311,749	71,000,000	71,000,000
Societe Generale, 4.41%, dated 1/31/2023, due 2/1/2023, repurchase price $10,001,225, collateralized by various Common Stocks; total market value $11,280,807	10,000,000	10,000,000
Societe Generale, New York Branch, 4.30%, dated 1/31/2023, due 2/7/2023, repurchase price $20,016,722, collateralized by various U.S. Treasury Securities, 3.50%, 1/31/2028; total market value $20,478,728	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $194,313,910)		194,313,910

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $221,314,204)		221,329,099

Total Investments - 114.4% (Cost $1,127,835,304)		1,680,172,522
Liabilities in excess of other assets - (14.4%)		(211,853,791)

Net Assets - 100.0%		1,468,318,731

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $307,982,532, collateralized in the form of cash with a value of $221,315,050 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $85,823,365 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 2, 2023 – August 15, 2052 and $1,470,372 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 25, 2023 – June 30, 2120; a total value of $308,608,787.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(d)	Amount represents less than one share.
(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $221,329,099.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2023.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended January 31, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares January 31, 2023	Value January 31, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$564,807	$60,865	$6,970	7,320	$709,820	$88,754	$4,995	$2,364

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	23	03/17/2023	USD	$2,230,310	$156,587
S&P 500 E-Mini Index	26	03/17/2023	USD	5,317,000	185,952
S&P Midcap 400 E-Mini Index	4	03/17/2023	USD	1,065,160	87,097

					$429,636

Abbreviations:

USD	— US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99.3%
Warrants	0.0 †
Rights	0.0 †
Securities Lending Reinvestments	15.1
Others(1)	(14.4)

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.1%

Aerospace & Defense - 0.9%
Airbus SE	9,225	1,150,560
Austal Ltd.	32,759	38,319
Babcock International Group plc*	178,309	670,402
BAE Systems plc	51,168	539,723
Bombardier, Inc., Class B*	1,886	90,841
CAE, Inc.*	4,836	108,908
Chemring Group plc	15,334	53,235
Dassault Aviation SA	369	62,798
Elbit Systems Ltd.	412	68,833
Hensoldt AG	1,886	54,485
INVISIO AB	2,552	44,655
Kongsberg Gruppen ASA	1,540	61,056
Leonardo SpA	8,938	91,771
LISI	880	19,497
Montana Aerospace AG*(a)	1,496	27,225
MTU Aero Engines AG	738	183,384
QinetiQ Group plc	14,473	64,643
Rheinmetall AG	779	181,051
Rolls-Royce Holdings plc*	137,309	178,744
Saab AB, Class B	1,596	65,106
Safran SA	5,412	774,681
Singapore Technologies Engineering Ltd.	17,900	50,118
Thales SA	1,599	210,822

		4,790,857

Air Freight & Logistics - 0.6%
AZ-COM MARUWA Holdings, Inc.(b)	4,100	51,516
bpost SA(b)	31,119	167,902
Cargojet, Inc.(b)	943	87,194
Cia de Distribucion Integral Logista Holdings SA	2,419	65,364
Deutsche Post AG (Registered)	21,156	904,814
DSV A/S	2,870	471,783
Freightways Ltd.(b)	6,248	38,440
ID Logistics Group*	81	25,115
InPost SA*	3,608	34,663
International Distributions Services plc	14,455	40,716
Kerry Logistics Network Ltd.	18,500	36,157
Mainfreight Ltd.(b)	1,312	60,581
Mitsui-Soko Holdings Co. Ltd.	8,200	234,565
Nippon Express Holdings, Inc.	1,600	92,399
Oesterreichische Post AG(b)	588	20,882
PostNL NV(b)	182,491	380,335
SBS Holdings, Inc.(b)	8,200	186,580
SG Holdings Co. Ltd.	8,400	129,057
Singapore Post Ltd.	101,200	43,118
Yamato Holdings Co. Ltd.	6,200	107,938

		3,179,119

Airlines - 0.2%
Air Canada*	5,192	87,859

Investments	Shares	Value ($)
Air France-KLM*	36,777	61,830
Air New Zealand Ltd.*	11,968	5,994
ANA Holdings, Inc.*	2,400	52,957
Deutsche Lufthansa AG (Registered)*	11,748	123,902
easyJet plc*	3,403	20,608
Exchange Income Corp.(b)	2,255	93,691
Finnair OYJ*(b)	82,324	46,313
Japan Airlines Co. Ltd.*	2,800	59,210
JET2 plc	9,143	136,760
Qantas Airways Ltd.*	22,968	102,609
Singapore Airlines Ltd.	16,799	75,665
Wizz Air Holdings plc*(a)	2,870	93,985

		961,383

Auto Components - 1.2%
Aisin Corp.(b)	4,300	124,987
ARB Corp. Ltd.(b)	1,007	22,586
Brembo SpA	1,435	19,278
Bridgestone Corp.	12,300	457,307
Burelle SA(b)	132	74,260
CIE Automotive SA	2,091	61,860
Cie Generale des Etablissements Michelin SCA	16,072	505,409
Cie Plastic Omnium SA	20,828	362,829
Continental AG	2,337	163,250
Denso Corp.	8,200	439,620
Dometic Group AB(b)(c)	5,962	37,299
Eagle Industry Co. Ltd.	8,200	71,568
Exedy Corp.(b)	12,300	165,236
Faurecia SE*	5,146	101,270
Gestamp Automocion SA(a)	52,972	233,228
GUD Holdings Ltd.(b)	6,543	38,452
Hella GmbH & Co. KGaA	328	27,518
Johnson Electric Holdings Ltd.(b)	147,447	202,025
JTEKT Corp.	6,700	49,408
Koito Manufacturing Co. Ltd.	5,000	83,817
KYB Corp.(b)	8,200	231,412
Linamar Corp.	1,066	54,285
Magna International, Inc.	5,781	374,237
Musashi Seimitsu Industry Co. Ltd.	4,100	56,024
NGK Spark Plug Co. Ltd.	2,700	52,549
NHK Spring Co. Ltd.	2,900	20,382
Nifco, Inc.	2,400	61,917
NOK Corp.(b)	4,100	38,747
Nokian Renkaat OYJ	2,552	30,432
Pirelli & C SpA(a)	9,548	47,555
PWR Holdings Ltd.	3,772	32,693
Schaeffler AG (Preference)	55,350	394,942
Seiren Co. Ltd.(b)	3,600	65,885
Shoei Co. Ltd.	800	30,636
Stanley Electric Co. Ltd.	3,800	81,175
Sumitomo Electric Industries Ltd.	16,400	196,038
Sumitomo Rubber Industries Ltd.	4,900	43,293
TI Fluid Systems plc(a)	100,204	146,800
Tokai Rika Co. Ltd.	18,800	217,137
Toyo Tire Corp.	4,500	53,531
Toyoda Gosei Co. Ltd.	2,000	33,050

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Toyota Boshoku Corp.	2,700	39,822
TS Tech Co. Ltd.	600	7,447
Valeo	4,746	103,011
Vitesco Technologies Group AG*	7,626	525,921
Yokohama Rubber Co. Ltd. (The)	3,600	58,826

		6,238,954

Automobiles - 2.1%
Aston Martin Lagonda Global Holdings plc*(a)(b)	138,088	280,500
Bayerische Motoren Werke AG	6,847	693,275
Bayerische Motoren Werke AG (Preference)	1,012	95,345
Ferrari NV	1,886	468,854
Honda Motor Co. Ltd.	36,900	909,980
Isuzu Motors Ltd.	12,300	154,643
Mazda Motor Corp.	13,000	104,164
Mercedes-Benz Group AG	16,728	1,238,111
Mitsubishi Motors Corp.*	13,500	51,801
Nissan Motor Co. Ltd.	53,700	191,312
Piaggio & C SpA	50,922	191,573
PIERER Mobility AG	440	38,313
Porsche Automobil Holding SE (Preference)	3,034	180,438
Renault SA*	4,264	172,455
Stellantis NV	24,608	384,206
Stellantis NV	23,960	374,349
Subaru Corp.	12,700	208,159
Suzuki Motor Corp.	8,200	305,124
Toyota Motor Corp.	270,600	3,946,272
Trigano SA	2,911	404,039
Volkswagen AG (Preference)	4,018	553,934
Volvo Car AB, Class B*(b)	10,332	51,177
Yamaha Motor Co. Ltd.	8,200	200,831

		11,198,855

Banks - 10.7%
77 Bank Ltd. (The)(b)	28,700	510,683
ABN AMRO Bank NV, CVA(a)	9,052	149,528
AIB Group plc	18,788	78,354
Aktia Bank OYJ(b)	20,746	245,139
Alandsbanken Abp, Class B(b)	3,034	119,941
Alior Bank SA*	29,643	267,656
AMCO - Asset Management Co. SpA*‡(b)	239	1,016
ANZ Group Holdings Ltd.	43,993	777,782
Aozora Bank Ltd.(b)	2,900	57,846
Awa Bank Ltd. (The)(b)	16,400	275,046
Banca Popolare di Sondrio SpA	162,524	795,350
Banco Bilbao Vizcaya Argentaria SA	126,280	886,377
Banco BPM SpA	32,208	144,360
Banco Comercial Portugues SA, Class R(b)	189,546	40,204
Banco de Sabadell SA(b)	125,993	163,860
Banco Santander SA	365,802	1,272,485
Bank Hapoalim BM	27,101	242,348
Bank Leumi Le-Israel BM	31,037	272,425
Bank Millennium SA*	25,740	30,483
Bank of East Asia Ltd. (The)	24,600	31,572
Bank of Georgia Group plc	13,776	452,822

Investments	Shares	Value ($)
Bank of Ireland Group plc	22,099	234,870
Bank of Kyoto Ltd. (The)	1,600	74,067
Bank of Montreal	15,211	1,526,401
Bank of Nova Scotia (The)(b)	25,707	1,387,698
Bank of Queensland Ltd.	13,492	66,265
Bank Polska Kasa Opieki SA	4,004	85,056
Bankinter SA(b)	13,940	100,224
Banque Cantonale de Geneve	697	141,107
Banque Cantonale Vaudoise (Registered)(b)	410	38,758
Barclays plc	335,913	768,527
BAWAG Group AG(a)	2,105	129,510
Bendigo & Adelaide Bank Ltd.(b)	9,421	66,783
Berner Kantonalbank AG (Registered)	328	82,112
BNP Paribas SA	24,559	1,677,688
BPER Banca	28,167	76,997
CaixaBank SA	96,227	425,031
Canadian Imperial Bank of Commerce	19,598	892,107
Canadian Western Bank(b)	33,415	704,185
Chiba Bank Ltd. (The)(b)	17,400	131,258
Chugin Financial Group, Inc.	4,100	29,730
Close Brothers Group plc	55,022	656,377
Collector Bank AB*	22,837	86,158
Commerzbank AG*	20,787	236,255
Commonwealth Bank of Australia(b)	25,625	1,987,316
Concordia Financial Group Ltd.	32,321	141,666
Credit Agricole SA	28,126	337,108
Credito Emiliano SpA	28,085	238,523
Dah Sing Banking Group Ltd.(b)	149,440	120,680
Dah Sing Financial Holdings Ltd.	65,600	173,655
Daishi Hokuetsu Financial Group, Inc.(b)	16,400	389,681
Danske Bank A/S	14,555	301,945
DBS Group Holdings Ltd.	28,756	783,031
DNB Bank ASA	18,450	343,481
Erste Group Bank AG	7,380	278,523
FIBI Holdings Ltd.	533	22,335
FinecoBank Banca Fineco SpA	7,831	139,905
First International Bank of Israel Ltd. (The)	1,144	45,953
Fukuoka Financial Group, Inc.	2,800	64,442
Graubuendner Kantonalbank	7	13,333
Gunma Bank Ltd. (The)(b)	151,700	590,259
Hachijuni Bank Ltd. (The)	15,500	67,104
Hang Seng Bank Ltd.	12,300	204,619
Heartland Group Holdings Ltd.(b)	50,556	59,136
Hirogin Holdings, Inc.	9,200	47,823
Hokuhoku Financial Group, Inc.(b)	45,100	355,473
HSBC Holdings plc	432,960	3,178,914
Hyakugo Bank Ltd. (The)	90,200	290,621
ING Bank Slaski SA	748	29,746
ING Groep NV	82,738	1,190,793
Intesa Sanpaolo SpA	361,702	946,712
Israel Discount Bank Ltd., Class A	29,866	151,601
Iyogin Holdings, Inc.	4,100	23,047
Japan Post Bank Co. Ltd.(b)	8,200	72,766
Judo Capital Holdings Ltd.*	31,857	29,968
Juroku Financial Group, Inc.	12,300	295,098
Jyske Bank A/S (Registered)*	1,292	92,593

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
KBC Ancora	352	17,195
KBC Group NV	7,462	549,945
Keiyo Bank Ltd. (The)	45,100	213,284
Kiyo Bank Ltd. (The)(b)	22,700	286,968
Kyushu Financial Group, Inc.(b)	155,800	570,270
Laurentian Bank of Canada(b)	14,801	396,771
Liechtensteinische Landesbank AG	1,025	66,604
Lloyds Banking Group plc	1,411,999	914,004
Luzerner Kantonalbank AG (Registered)	16	7,332
Mebuki Financial Group, Inc.	28,010	72,801
Mediobanca Banca di Credito Finanziario SpA(b)	13,776	147,460
Mitsubishi UFJ Financial Group, Inc.	270,600	1,982,396
Mizrahi Tefahot Bank Ltd.	3,047	99,996
Mizuho Financial Group, Inc.	53,329	831,440
Musashino Bank Ltd. (The)(b)	12,300	215,176
National Australia Bank Ltd.	47,806	1,070,894
National Bank of Canada(b)	6,970	522,091
NatWest Group plc	109,634	415,709
Nishi-Nippon Financial Holdings, Inc.	53,300	441,827
Nordea Bank Abp	71,627	833,133
North Pacific Bank Ltd.(b)	94,300	203,763
Oberbank AG	451	50,450
Ogaki Kyoritsu Bank Ltd. (The)(b)	13,500	201,911
Oversea-Chinese Banking Corp. Ltd.	86,170	847,703
Powszechna Kasa Oszczednosci Bank Polski SA	16,716	123,859
Raiffeisen Bank International AG*	4,224	75,510
Resona Holdings, Inc.	56,300	310,928
Ringkjoebing Landbobank A/S	492	71,324
Royal Bank of Canada	21,443	2,188,091
San-In Godo Bank Ltd. (The)	53,300	330,346
Santander Bank Polska SA	836	55,280
SBI Shinsei Bank Ltd.	2,600	47,803
Senshu Ikeda Holdings, Inc.	106,600	209,847
Shiga Bank Ltd. (The)(b)	17,400	360,724
Shizuoka Financial Group, Inc.	9,000	76,058
Skandinaviska Enskilda Banken AB, Class A	37,597	453,004
Skandinaviska Enskilda Banken AB, Class C	684	9,186
Societe Generale SA	16,359	484,675
Spar Nord Bank A/S	28,823	457,815
SpareBank 1 Nord Norge	33,907	315,027
Sparebank 1 Oestlandet	1,329	15,541
SpareBank 1 SMN	3,103	39,454
SpareBank 1 SR-Bank ASA	4,796	55,411
Sparebanken Vest	31,529	297,037
St Galler Kantonalbank AG (Registered)	41	22,358
Standard Chartered plc	54,694	457,331
Sumitomo Mitsui Financial Group, Inc.	28,700	1,247,356
Sumitomo Mitsui Trust Holdings, Inc.	8,200	298,566
Suruga Bank Ltd.	70,500	229,317
Svenska Handelsbanken AB, Class A	33,210	345,270
Svenska Handelsbanken AB, Class B	908	11,378
Swedbank AB, Class A	19,926	381,399
Sydbank A/S	20,213	917,727

Investments	Shares	Value ($)
TBC Bank Group plc	14,596	427,665
Tokyo Kiraboshi Financial Group, Inc.	12,300	276,560
Toronto-Dominion Bank (The)	38,991	2,690,082
Unicaja Banco SA	18,122	22,181
UniCredit SpA	41,943	814,655
United Overseas Bank Ltd.	32,826	745,007
Valiant Holding AG (Registered)	5,781	656,910
Virgin Money UK plc	30,176	71,680
Walliser Kantonalbank (Registered)	485	55,693
Westpac Banking Corp.	51,783	865,517
Yamaguchi Financial Group, Inc.	4,100	28,280
Zuger Kantonalbank AGa	10	80,544

		57,021,810

Beverages - 1.0%
Anheuser-Busch InBev SA/NV	14,965	895,364
Anora Group OYJ(b)	22,468	179,594
Asahi Group Holdings Ltd.	6,900	227,197
Britvic plc	3,520	33,671
Budweiser Brewing Co. APAC Ltd.(a)	22,600	71,215
C&C Group plc*(b)	23,522	46,622
Carlsberg A/S, Class B	1,599	225,874
Coca-Cola Bottlers Japan Holdings, Inc.	3,354	35,179
Coca-Cola Europacific Partners plc(b)	3,250	182,715
Coca-Cola HBC AG*	4,000	96,592
Davide Campari-Milano NV	10,094	107,740
Diageo plc	35,342	1,531,536
Fevertree Drinks plc	5,658	75,855
Heineken Holding NV	1,461	120,035
Heineken NV	3,403	338,316
Ito En Ltd.	800	28,390
Kirin Holdings Co. Ltd.(b)	12,300	189,071
Olvi OYJ, Class A	1,452	51,014
Pernod Ricard SA	3,075	634,191
Primo Water Corp.	8,815	137,409
Remy Cointreau SA	398	74,606
Royal Unibrew A/S(b)	836	58,424
Sapporo Holdings Ltd.	1,900	46,315
Suntory Beverage & Food Ltd.	1,800	60,625
Takara Holdings, Inc.	4,100	33,167
Treasury Wine Estates Ltd.	8,668	88,687

		5,569,404

Biotechnology - 0.6%
Argenx SE*	861	324,476
Bavarian Nordic A/S*(b)	3,823	121,502
BELLUS Health, Inc.*	6,150	48,394
BioGaia AB, Class B	5,670	49,780
Clinuvel Pharmaceuticals Ltd.(b)	1,368	24,263
CSL Ltd.(b)	7,380	1,550,111
Galapagos NV*	924	40,532
Genmab A/S*	1,025	399,837
Genus plc	3,731	133,020
Grifols SA*	6,478	85,305
Grifols SA (Preference), Class B*	5,680	51,324
Imugene Ltd.*	171,556	16,320
Mesoblast Ltd.*(b)	44,748	29,955
Nykode Therapeutics ASA*	11,562	32,944
PeptiDream, Inc.*	2,500	38,602

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pharma Mar SA	414	27,211
Swedish Orphan Biovitrum AB*	3,116	69,166
Takara Bio, Inc.	400	5,272
Telix Pharmaceuticals Ltd.*	14,168	70,783
Valneva SE*(b)	4,620	31,350
Vitrolife AB(b)	880	18,743

		3,168,890

Building Products - 1.1%
AGC, Inc.(b)	5,000	183,206
Arbonia AG	2,156	30,084
Assa Abloy AB, Class B	14,842	347,879
Belimo Holding AG (Registered)	132	69,107
Bunka Shutter Co. Ltd.(b)	22,200	198,194
Carel Industries SpA(a)	840	20,709
Central Glass Co. Ltd.(b)	12,500	275,385
Cie de Saint-Gobain	8,323	475,010
Daikin Industries Ltd.	4,200	725,703
dormakaba Holding AG	126	52,251
Fletcher Building Ltd.	17,649	57,827
Forbo Holding AG (Registered)	41	53,640
Geberit AG (Registered)	533	300,278
Genuit Group plc	15,664	63,059
Inrom Construction Industries Ltd.	8,932	34,819
Inwido AB	20,705	224,457
James Halstead plc	9,372	21,230
Kingspan Group plc	2,461	157,159
Lindab International AB	4,346	61,352
Lixil Corp.	6,000	102,887
Munters Group AB(a)	4,428	42,293
Nibe Industrier AB, Class B(b)	23,739	254,740
Nichias Corp.	21,300	410,129
Nichiha Corp.(b)	12,300	262,278
Nitto Boseki Co. Ltd.	1,900	29,747
Noritz Corp.(b)	16,400	188,787
Reliance Worldwide Corp. Ltd.	13,860	34,280
ROCKWOOL A/S, Class A	88	25,103
ROCKWOOL A/S, Class B	174	49,534
Sanwa Holdings Corp.	5,400	56,847
Schweiter Technologies AG	56	49,067
Sekisui Jushi Corp.	8,200	124,029
Systemair AB	4,018	29,972
Takara Standard Co. Ltd.	20,500	223,057
Takasago Thermal Engineering Co. Ltd.(b)	20,500	296,517
TOTO Ltd.	3,000	115,806
Uponor OYJ(b)	20,008	355,280
Volution Group plc	7,524	34,921

		6,036,623

Capital Markets - 3.1%
3i Group plc	20,992	407,031
abrdn plc(b)	43,554	113,995
AJ Bell plc	11,352	47,041
Allfunds Group plc	4,048	31,939
Alpha Group International plc(a)	1,804	41,309
Altshuler Shaham Penn Ltd.(b)	22,509	45,129
Amundi SA(a)	1,312	85,494
Anima Holding SpA(a)	83,927	368,424
Ashmore Group plc	22,554	73,914

Investments	Shares	Value ($)
ASX Ltd.	2,624	127,526
Avanza Bank Holding AB(b)	2,704	61,984
Azimut Holding SpA	2,501	62,147
Banca Generali SpA	1,397	51,282
Brederode SA*(b)	80	9,314
Bridgepoint Group plc(a)	33,702	99,162
Brookfield Corp.(b)	20,828	772,632
Bure Equity AB	968	24,242
CI Financial Corp.	57,728	686,584
Credit Suisse Group AG (Registered)(b)	66,367	225,883
Daiwa Securities Group, Inc.(b)	36,900	173,654
Deutsche Bank AG (Registered)	42,558	564,255
Deutsche Boerse AG	2,788	497,334
EFG International AG*	8,241	76,512
EQT AB	4,756	106,251
Euronext NV(a)	1,394	112,487
Fairfax India Holdings Corp.*(a)(b)	4,510	59,577
flatexDEGIRO AG*	4,400	37,206
Flow Traders Ltd.	798	20,505
Generation Capital Ltd.(b)	450,221	143,062
Gimv NV(b)	7,462	350,503
GMO Financial Holdings, Inc.(b)	8,400	35,655
Hargreaves Lansdown plc	5,061	55,390
Hong Kong Exchanges & Clearing Ltd.	18,158	816,335
HUB24 Ltd.(b)	4,532	83,413
iFAST Corp. Ltd.	8,200	32,442
IG Group Holdings plc	8,448	82,787
IGM Financial, Inc.(b)	2,200	68,472
Impax Asset Management Group plc	4,224	40,353
Insignia Financial Ltd.(b)	234,438	576,537
IntegraFin Holdings plc(a)	15,498	59,681
Intermediate Capital Group plc	5,280	90,223
Investec plc	16,636	106,007
IP Group plc	386,630	290,348
JAFCO Group Co. Ltd.	5,000	88,854
Japan Exchange Group, Inc.	8,200	124,786
JTC plc(a)	5,016	44,400
Julius Baer Group Ltd.	4,674	297,101
Jupiter Fund Management plc	190,527	328,381
Leonteq AG(b)	3,690	203,226
Liontrust Asset Management plc	2,508	35,754
London Stock Exchange Group plc	5,248	478,488
Macquarie Group Ltd.	5,576	736,083
Magellan Financial Group Ltd.	7,995	50,252
Man Group plc	32,340	99,017
Monex Group, Inc.(b)	12,300	42,846
Ninety One plc	28,555	69,640
Nomura Holdings, Inc.	61,500	244,827
Nordnet AB publ	2,420	39,144
Okasan Securities Group, Inc.(b)	82,000	264,201
Onex Corp.(b)	1,394	71,844
Partners Group Holding AG	369	342,994
Perpetual Ltd.(b)	7,813	140,554
Pinnacle Investment Management Group Ltd.(b)	6,468	47,400
Platinum Asset Management Ltd.(b)	37,488	56,794
Quilter plc(a)(b)	499,503	592,062

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Rathbones Group plc	3,608	92,834
Ratos AB, Class B(b)	8,448	33,938
Rothschild & Co.	779	32,826
SBI Holdings, Inc.	4,800	101,245
Schroders plc	18,532	109,032
Singapore Exchange Ltd.	12,300	86,283
Sprott, Inc.	1,056	41,651
St James’s Place plc	8,118	122,177
Swissquote Group Holding SA (Registered)	660	117,740
Tamburi Investment Partners SpA	4,100	33,975
Tel Aviv Stock Exchange Ltd.(b)	4,141	24,927
Tikehau Capital SCA	1,672	47,485
TMX Group Ltd.	836	82,162
Tokai Tokyo Financial Holdings, Inc.(b)	90,200	262,183
TP ICAP Group plc	279,087	606,769
UBS Group AG (Registered)	76,588	1,620,540
UOB-Kay Hian Holdings Ltd.	118,900	127,553
Van Lanschot Kempen NV, CVA	14,186	406,737
Vontobel Holding AG (Registered)	339	23,836
VZ Holding AG	285	22,521
WealthNavi, Inc.*(b)	2,400	25,856
XTB SA(a)	14,104	107,690
Yangzijiang Financial Holding Ltd.*	926,600	260,845

		16,603,474

Chemicals - 2.9%
ADEKA Corp.	2,300	38,662
Aica Kogyo Co. Ltd.	1,500	36,103
Air Liquide SA	7,913	1,255,227
Air Water, Inc.	6,000	73,036
Akzo Nobel NV	2,870	212,390
Arkema SA	1,599	161,086
Asahi Kasei Corp.	32,800	247,781
BASF SE	19,926	1,133,969
Borregaard ASA	1,692	26,020
C Uyemura & Co. Ltd.	600	30,451
Chr Hansen Holding A/S	1,584	116,456
Ciech SA	9,548	105,593
Clariant AG (Registered)*	2,836	48,216
Corbion NV	3,321	127,175
Covestro AG(a)	2,337	106,905
Croda International plc	2,378	201,591
Daicel Corp.	8,900	65,427
Denka Co. Ltd.	1,400	28,916
DIC Corp.(b)	2,899	53,657
Elementis plc*	41,976	64,699
Elkem ASA(a)	7	25
EMS-Chemie Holding AG (Registered)	126	93,189
Essentra plc	16,940	45,046
Evonik Industries AG	4,160	91,986
FUCHS PETROLUB SE	55	1,816
FUCHS PETROLUB SE (Preference)	1,182	46,958
Fujimi, Inc.	1,000	50,290
Fuso Chemical Co. Ltd.(b)	1,100	31,043
Givaudan SA (Registered)(b)	123	395,742
Grupa Azoty SA*	17,917	187,661

Investments	Shares	Value ($)
Hexpol AB	5,784	62,205
ICL Group Ltd.	9,848	77,520
Incitec Pivot Ltd.	36,784	89,164
Israel Corp. Ltd.	104	38,254
JCU Corp.	1,400	34,450
Johnson Matthey plc	4,920	136,646
JSR Corp.	3,100	69,130
K+S AG (Registered)	4,961	118,318
Kaneka Corp.	1,300	33,938
Kansai Paint Co. Ltd.	5,300	74,093
Kemira OYJ	2,992	48,417
KH Neochem Co. Ltd.	12,300	260,575
Koninklijke DSM NV	2,756	352,294
Kumiai Chemical Industry Co. Ltd.	8,000	54,012
Kuraray Co. Ltd.	6,700	55,179
Kureha Corp.	800	51,920
LANXESS AG	2,156	106,820
Lenzing AG(b)	738	52,018
Lintec Corp.	14,100	242,978
Methanex Corp.	1,290	60,887
Mitsubishi Chemical Group Corp.	33,500	187,046
Mitsubishi Gas Chemical Co., Inc.	6,200	90,012
Mitsui Chemicals, Inc.	5,500	128,782
Nihon Parkerizing Co. Ltd.	6,000	44,062
Nippon Kayaku Co. Ltd.	3,800	35,094
Nippon Paint Holdings Co. Ltd.	16,400	148,432
Nippon Pillar Packing Co. Ltd.(b)	8,200	197,993
Nippon Sanso Holdings Corp.	2,800	45,366
Nippon Shokubai Co. Ltd.	1,400	58,995
Nippon Soda Co. Ltd.	9,939	324,052
Nissan Chemical Corp.	2,900	136,030
Nitto Denko Corp.	1,800	115,714
NOF Corp.	1,200	50,844
Novozymes A/S, Class B	3,567	184,812
Nufarm Ltd.	20,418	85,174
Nutrien Ltd.	11,275	930,662
OCI NV	1,318	44,717
Okamoto Industries, Inc.(b)	5,900	176,939
Orica Ltd.(b)	4,722	49,212
Osaka Soda Co. Ltd.(b)	8,800	286,239
Recticel SA	2,200	41,096
Resonac Holdings Corp.(b)	4,200	71,214
Robertet SA(b)	44	41,478
Sanyo Chemical Industries Ltd.	4,100	133,204
Shikoku Kasei Holdings Corp.	3,200	31,325
Shin-Etsu Chemical Co. Ltd.	6,300	924,084
Shin-Etsu Polymer Co. Ltd.	800	7,905
Sika AG (Registered)	2,255	635,204
SOL SpA	3,009	66,339
Solvay SA(b)	1,476	170,961
Sumitomo Chemical Co. Ltd.	35,800	136,819
Symrise AG	2,132	225,711
T Hasegawa Co. Ltd.	900	21,904
Taiyo Holdings Co. Ltd.	1,800	32,998
Teijin Ltd.	3,000	30,705
Tessenderlo Group SA*	5,576	196,511
Toagosei Co. Ltd.	45,100	407,494
Tokai Carbon Co. Ltd.	6,600	56,487
Tokuyama Corp.	24,600	358,090

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tokyo Ohka Kogyo Co. Ltd.	700	34,180
Toray Industries, Inc.	36,900	225,807
Tosoh Corp.	7,800	101,665
Toyo Gosei Co. Ltd.(b)	300	21,131
Toyo Ink SC Holdings Co. Ltd.	13,900	199,022
Toyobo Co. Ltd.	32,800	259,787
Umicore SA	3,034	114,108
Victrex plc	5,289	119,743
Wacker Chemie AG	256	38,493
W-Scope Corp.*(b)	4,100	45,683
Yara International ASA	3,198	141,518
Zeon Corp.	3,600	35,185

		15,341,962

Commercial Services & Supplies - 0.9%
Befesa SA(a)	2,184	124,764
Big Technologies plc*	11,924	36,332
Bilfinger SE	1,640	56,212
Boyd Group Services, Inc.	208	31,719
Brambles Ltd.	23,903	201,951
Bravida Holding AB(a)	4,312	47,404
Caverion OYJ	8,888	81,856
Cleanaway Waste Management Ltd.(b)	35,024	67,375
Coor Service Management Holding AB(a)	6,692	42,665
Dai Nippon Printing Co. Ltd.	5,700	134,123
Daiseki Co. Ltd.	1,499	50,199
Derichebourg SA	31,816	216,998
DO & CO AG*	369	38,913
Downer EDI Ltd.	9,548	25,364
Duskin Co. Ltd.	3,700	86,351
Elanders AB, Class B(b)	5,822	96,201
Elis SA	4,661	82,534
GFL Environmental, Inc.	1,760	54,158
Intrum AB	2,464	31,736
ISS A/S*	2,508	54,555
Japan Elevator Service Holdings Co. Ltd.	4,200	58,747
Kokuyo Co. Ltd.(b)	4,100	58,263
Loomis AB	328	9,743
Mitie Group plc	506,145	486,030
Mitsubishi Pencil Co. Ltd.(b)	1,800	20,111
Nippon Kanzai Co. Ltd.	1,300	25,531
Okamura Corp.(b)	30,500	332,804
Park24 Co. Ltd.*	2,200	37,201
Prestige International, Inc.	4,000	22,177
Prosegur Cash SA(a)(b)	159,861	127,088
Prosegur Cia de Seguridad SA	77,203	174,233
Raksul, Inc.*(b)	3,200	34,130
Rentokil Initial plc	37,064	223,904
Ritchie Bros Auctioneers, Inc.(b)	2,091	126,085
Sdiptech AB, Class B*	1,056	25,679
Secom Co. Ltd.	2,700	160,304
Securitas AB, Class B	11,275	102,672
Serco Group plc	79,745	143,236
SG Fleet Group Ltd.(b)	59,146	84,605
Smart Metering Systems plc	5,165	55,320
Societe BIC SA	328	23,760
Sohgo Security Services Co. Ltd.	1,900	52,159

Investments	Shares	Value ($)
SPIE SA	2,992	81,366
TOMRA Systems ASA	3,872	67,894
TOPPAN, Inc.	4,100	65,798
TRE Holdings Corp.	4,200	47,121
Veridis Environment Ltd.	2,870	22,766
Waste Connections, Inc.	3,936	520,808

		4,750,945

Communications Equipment - 0.2%
AudioCodes Ltd.(b)	1,936	37,281
Gilat Satellite Networks Ltd.*(b)	7,568	40,934
Nokia OYJ	84,009	397,022
Spirent Communications plc	40,672	109,856
Telefonaktiebolaget LM Ericsson, Class A(b)	3,789	24,501
Telefonaktiebolaget LM Ericsson, Class B	62,771	362,004
VTech Holdings Ltd.	53,300	352,226

		1,323,824

Construction & Engineering - 1.7%
Ackermans & van Haaren NV	454	78,348
ACS Actividades de Construccion y Servicios SA	3,133	92,346
AF Gruppen ASA	704	10,009
Ashtrom Group Ltd.(b)	1,861	35,052
Badger Infrastructure Solutions Ltd.	2,812	66,804
Balfour Beatty plc	212,339	957,808
Bouygues SA(b)	3,895	127,920
Burkhalter Holding AG	615	56,898
Chiyoda Corp.*(b)	61,500	181,599
COMSYS Holdings Corp.	4,200	79,869
Eiffage SA	1,640	174,479
Elco Ltd.	231	10,703
Elecnor SA	15,539	192,388
Electra Ltd.	15	7,651
EXEO Group, Inc.	3,900	70,716
Ferrovial SA	7,051	207,065
Fugro NV*	7,040	93,355
Gold Finance Holdings Ltd.*‡	89,827	—
Hazama Ando Corp.(b)	55,700	368,349
HOCHTIEF AG	442	27,880
INFRONEER Holdings, Inc.*	4,100	32,631
Instalco AB(a)	7,260	27,966
JGC Holdings Corp.	5,400	70,217
Johns Lyng Group Ltd.(b)	7,568	31,250
Kajima Corp.	12,400	151,991
Kandenko Co. Ltd.	35,800	240,052
Kinden Corp.	2,300	26,282
Kumagai Gumi Co. Ltd.	13,100	268,558
Kyudenko Corp.	2,100	54,258
Maire Tecnimont SpA(b)	56,580	217,037
Meshulam Levinstein Contracting & Engineering Ltd.	533	45,812
MIRAIT ONE Corp.	36,900	448,889
Monadelphous Group Ltd.(b)	7,216	70,729
Morgan Sindall Group plc	15,662	316,602
NCC AB, Class B(b)	30,709	302,696
Nippon Densetsu Kogyo Co. Ltd.(b)	1,700	21,190
Nippon Road Co. Ltd. (The)	1,400	66,639

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Nishimatsu Construction Co. Ltd.	1,700	53,009
NRW Holdings Ltd.(b)	169,986	364,133
NYAB OYJ*(b)	33,784	31,188
Obayashi Corp.	16,500	127,640
Okumura Corp.	12,300	285,640
Peab AB, Class B	3,999	24,827
Penta-Ocean Construction Co. Ltd.	1,500	7,451
Raito Kogyo Co. Ltd.	3,200	47,417
Sacyr SA(b)	27,839	85,261
Sacyr SA*‡	618	1,893
Sanki Engineering Co. Ltd.(b)	18,000	215,648
Shapir Engineering and Industry Ltd.	2,525	19,072
Shikun & Binui Ltd.*(b)	3,798	11,090
Shimizu Corp.	17,800	99,509
SHO-BOND Holdings Co. Ltd.	1,200	51,029
Skanska AB, Class B	8,610	151,151
SNC-Lavalin Group, Inc.	2,068	44,247
Stantec, Inc.(b)	1,848	96,060
Sumitomo Densetsu Co. Ltd.(b)	6,400	116,538
Sweco AB, Class B	4,708	50,858
Taihei Dengyo Kaisha Ltd.(b)	4,100	109,243
Taikisha Ltd.	1,000	27,337
Taisei Corp.	4,600	158,468
Takamatsu Construction Group Co. Ltd.	8,200	125,227
Toda Corp.	5,200	28,270
Totetsu Kogyo Co. Ltd.	1,800	37,136
Toyo Construction Co. Ltd.	8,200	53,786
Veidekke ASA	3,088	31,782
Vestum AB*(b)	21,560	37,705
Vinci SA	8,077	909,133
Webuild SpA(b)	139,810	245,375
WSP Global, Inc.(b)	1,763	224,189
Yokogawa Bridge Holdings Corp.	14,800	227,727

		9,331,077

Construction Materials - 0.8%
Adbri Ltd.(b)	130,216	169,750
Boral Ltd.(b)	3,476	8,426
Breedon Group plc	510,737	430,706
Brickworks Ltd.(b)	1,435	24,015
Buzzi Unicem SpA	3,148	70,566
Cementir Holding NV	18,081	142,171
CRH plc	16,728	773,164
CSR Ltd.(b)	24,887	92,243
HeidelbergCement AG	3,075	209,727
Holcim AG*	12,177	721,806
Ibstock plc(a)	27,720	57,537
Imerys SA	1,103	45,545
James Hardie Industries plc, CHDI	6,190	137,178
Maeda Kosen Co. Ltd.	1,200	30,912
Marshalls plc(b)	90,487	378,532
Mitani Sekisan Co. Ltd.	1,200	39,079
RHI Magnesita NV(b)	8,528	282,418
Sumitomo Osaka Cement Co. Ltd.(b)	1,700	44,577
Taiheiyo Cement Corp.	2,200	37,827
Titan Cement International SA*	15,908	249,478
Vicat SA	6,109	170,179

Investments	Shares	Value ($)
Wienerberger AG	2,596	77,533

		4,193,369

Consumer Finance - 0.3%
AEON Financial Service Co. Ltd.	400	4,039
Cembra Money Bank AG	1,722	151,723
Credit Corp. Group Ltd.(b)	3,350	51,083
Credit Saison Co. Ltd.	2,100	27,420
Direct Finance of Direct Group 2006 Ltd.(b)	574	95,931
goeasy Ltd.	528	49,098
Gruppo MutuiOnline SpA	1,056	33,557
Isracard Ltd.	71,586	240,315
Jaccs Co. Ltd.	9,900	318,213
KRUK SA	738	59,784
Latitude Group Holdings Ltd.(b)	88,452	90,375
Marui Group Co. Ltd.	3,200	54,283
Premium Group Co. Ltd.	4,100	50,318
Resurs Holding AB(a)	51,086	135,598
Sun Hung Kai & Co. Ltd.	164,000	70,090

		1,431,827

Containers & Packaging - 0.3%
Billerud AB	3,558	41,154
Cascades, Inc.(b)	25,871	178,568
CCL Industries, Inc., Class B	2,759	128,671
DS Smith plc	26,376	114,787
FP Corp.	1,200	32,435
Fuji Seal International, Inc.(b)	2,000	25,853
Huhtamaki OYJ	2,051	76,447
Infinya Ltd.(b)	1,271	132,123
Mayr Melnhof Karton AG(b)	275	45,934
Orora Ltd.(b)	19,096	40,099
Rengo Co. Ltd.	5,200	36,587
SIG Group AG*	6,150	151,416
Smurfit Kappa Group plc	4,018	167,699
Toyo Seikan Group Holdings Ltd.	1,500	19,389
Transcontinental, Inc., Class A(b)	25,379	282,824
Verallia SA(a)	1,364	50,189
Vidrala SA	1,440	144,818
Winpak Ltd.	1,716	53,447

		1,722,440

Distributors - 0.1%
Bapcor Ltd.(b)	17,917	80,296
D’ieteren Group	220	41,789
Inchcape plc	6,396	71,812
Inter Cars SA	205	21,443
PALTAC Corp.(b)	800	28,852
Uni-Select, Inc.*	1,554	46,212

		290,404

Diversified Consumer Services - 0.1%
AcadeMedia AB(a)	26,691	125,631
Benesse Holdings, Inc.	2,100	32,038
G8 Education Ltd.(b)	51,492	45,536
IDP Education Ltd.	2,501	54,985
InvoCare Ltd.(b)	4,432	35,977
LITALICO, Inc.(b)	1,200	24,241
Pearson plc	13,448	152,910

		471,318

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Diversified Financial Services - 0.8%
AMP Ltd.*	65,142	61,280
Banca Mediolanum SpA	4,444	42,308
BFF Bank SpA(a)	10,956	100,961
Burford Capital Ltd.	12,915	115,908
Challenger Ltd.(b)	9,812	49,919
Creades AB, Class A(b)	20,582	174,764
ECN Capital Corp.	16,720	36,589
eGuarantee, Inc.	2,800	52,040
Element Fleet Management Corp.(b)	7,708	108,600
Eurazeo SE	1,144	79,827
Financial Partners Group Co. Ltd.	4,100	33,356
Fuyo General Lease Co. Ltd.	1,000	68,515
GRENKE AG	1,804	52,155
Groupe Bruxelles Lambert NV	1,312	111,740
HAL Trust	1,215	167,055
Hypoport SE*	88	11,918
Industrivarden AB, Class A	3,388	89,313
Industrivarden AB, Class C(b)	3,828	100,363
Investment AB Oresund	9,198	109,816
Investor AB, Class A	7,798	154,846
Investor AB, Class B	27,506	531,609
Japan Securities Finance Co. Ltd.	4,700	42,466
Kinnevik AB, Class B*	4,578	70,202
L E Lundbergforetagen AB, Class B	1,348	62,097
M&G plc	40,467	100,584
Mitsubishi HC Capital, Inc.	15,729	80,069
Mizuho Leasing Co. Ltd.	12,438	329,015
Omni Bridgeway Ltd.*(b)	16,277	46,337
ORIX Corp.	26,100	456,592
PEUGEOT INVEST	308	31,711
Plus500 Ltd.	3,444	78,820
Ricoh Leasing Co. Ltd.	5,400	160,906
Sofina SA(b)	316	74,678
SRH NV*‡	2,857	—
Svolder AB, Class B(b)	31,980	206,301
Tokyo Century Corp.	600	20,970
Wendel SE	497	52,357
Zenkoku Hosho Co. Ltd.	600	23,300

		4,089,287

Diversified Telecommunication Services - 1.2%
BCE, Inc.(b)	4,223	199,068
Bezeq The Israeli Telecommunication Corp. Ltd.	38,130	62,953
BT Group plc	151,864	233,045
Cellnex Telecom SA(a)	8,323	324,326
Chorus Ltd.	8,733	47,181
Deutsche Telekom AG (Registered)	76,260	1,693,713
Elisa OYJ	2,378	135,278
Gamma Communications plc	3,432	49,772
Helios Towers plc*(b)	10,824	14,258
HKBN Ltd.	51,500	36,201
HKT Trust & HKT Ltd.	53,400	69,896
Infrastrutture Wireless Italiane SpA(a)	5,179	56,500
Internet Initiative Japan, Inc.	2,000	37,233
Koninklijke KPN NV	53,546	182,661
NetLink NBN Trust(a)	61,600	41,009
Nippon Telegraph & Telephone Corp.	25,600	766,159

Investments	Shares	Value ($)
NOS SGPS SA	9,348	40,000
Orange SA	41,984	443,291
PCCW Ltd.	36,035	17,699
Proximus SADP	2,464	25,187
RAI Way SpA(a)	8,120	46,254
Singapore Telecommunications Ltd.	106,600	203,573
Spark New Zealand Ltd.	29,930	100,677
Swisscom AG (Registered)	369	216,882
Telecom Italia SpA*(b)	112,508	32,246
Telecom Italia SpA*	96,272	26,766
Telefonica Deutschland Holding AG	3,731	10,957
Telefonica SA	126,485	479,006
Telekom Austria AG*	1,426	9,556
Telenor ASA	12,054	125,932
Telia Co. AB(b)	30,873	79,558
Telstra Group Ltd.	63,919	183,765
TELUS Corp.‡	2,497	53,651
TELUS Corp.	5,088	109,321
United Internet AG (Registered)	1,848	42,730
Vantage Towers AG	1,148	41,867

		6,238,171

Electric Utilities - 1.3%
Acciona SA	369	71,735
BKW AG	440	62,929
Chubu Electric Power Co., Inc.	12,300	132,227
Chugoku Electric Power Co., Inc. (The)(b)	4,206	23,060
CK Infrastructure Holdings Ltd.	11,000	61,115
CLP Holdings Ltd.	25,500	189,333
Contact Energy Ltd.	11,528	57,812
EDP - Energias de Portugal SA	39,811	197,073
Elia Group SA/NV(b)	476	66,584
Emera, Inc.(b)	3,649	144,883
Endesa SA(b)	5,986	118,775
Enea SA*	97,908	152,266
Enel SpA	169,125	990,209
EVN AG	748	15,744
Fortis, Inc.(b)	7,298	299,008
Fortum OYJ(b)	9,225	138,410
Genesis Energy Ltd.(b)	15,388	28,441
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	44,500	30,770
Hokkaido Electric Power Co., Inc.	6,600	24,361
Hokuriku Electric Power Co.	66,100	272,949
Hydro One Ltd.(a)(b)	4,633	126,315
Iberdrola SA	87,658	1,022,934
Iberdrola SA*‡	1,460	17,038
Infratil Ltd.	8,272	47,470
Kansai Electric Power Co., Inc. (The)	20,500	196,732
Kyushu Electric Power Co., Inc.	5,000	28,721
Manawa Energy Ltd.(b)	5,123	18,176
Mercury NZ Ltd.	10,742	41,617
Okinawa Electric Power Co., Inc. (The)	17,170	142,462
Origin Energy Ltd.	26,363	138,768
Orsted A/S(a)	2,870	253,489
PGE Polska Grupa Energetyczna SA*	10,843	18,707
Power Assets Holdings Ltd.	22,500	127,160

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Red Electrica Corp. SA	6,806	120,040
Romande Energie Holding SA (Registered)(b)	21	26,629
Shikoku Electric Power Co., Inc.	73,800	425,622
SSE plc	16,113	341,886
Tauron Polska Energia SA*	396,880	215,800
Terna - Rete Elettrica Nazionale	21,416	168,673
Tohoku Electric Power Co., Inc.	10,900	58,504
Tokyo Electric Power Co. Holdings, Inc.*	22,400	83,540
Verbund AG	656	55,607

		6,753,574

Electrical Equipment - 1.4%
ABB Ltd. (Registered)	25,953	896,879
Alfen N.V.*(a)	1,230	113,520
Ballard Power Systems, Inc.*(b)	9,430	61,555
Ceres Power Holdings plc*(b)	1,394	8,140
Daihen Corp.	8,200	266,092
DiscoverIE Group plc	4,796	50,777
Energiekontor AG	410	34,955
Fagerhult AB	6,336	29,532
Fuji Electric Co. Ltd.	1,500	60,210
Fujikura Ltd.	8,200	61,920
Furukawa Electric Co. Ltd.(b)	24,600	474,994
GARO AB(a)	1,980	19,479
GS Yuasa Corp.(b)	27,300	474,436
Hexatronic Group AB	2,337	28,582
Huber + Suhner AG (Registered)	867	82,666
Idec Corp.	2,200	52,020
Legrand SA	4,264	378,439
Mabuchi Motor Co. Ltd.	1,600	45,584
Mitsubishi Electric Corp.	47,000	515,375
NEL ASA*(b)	12,688	21,544
Nexans SA	451	47,560
Nidec Corp.	8,310	458,170
Nissin Electric Co. Ltd.	17,600	181,353
NKT A/S*	2,706	167,895
Nordex SE*	7,130	107,558
PNE AG	2,173	38,940
PowerCell Sweden AB*(b)	2,948	39,223
Prysmian SpA	3,936	159,873
Sanyo Denki Co. Ltd.(b)	4,100	197,362
Schneider Electric SE	8,569	1,380,320
Siemens Energy AG	6,384	132,566
Signify NV(a)	2,730	98,109
Somfy SA‡	275	42,709
TKH Group NV, CVA	2,194	99,077
Varta AG	352	10,635
Vestas Wind Systems A/S	15,621	453,319

		7,291,368

Electronic Equipment, Instruments & Components - 1.8%
Ai Holdings Corp.(b)	3,800	63,876
Alps Alpine Co. Ltd.	5,348	54,407
ALSO Holding AG (Registered)*	369	74,784
Amano Corp.	800	14,567
Anritsu Corp.	600	5,716
AT&S Austria Technologie & Systemtechnik AG	8,733	298,287

Investments	Shares	Value ($)
Azbil Corp.	2,100	58,780
Barco NV	3,034	76,578
Basler AG	792	29,202
Canon Marketing Japan, Inc.	1,500	35,468
Celestica, Inc.*	36,695	487,305
Citizen Watch Co. Ltd.(b)	98,400	466,103
Codan Ltd.(b)	7,304	27,278
Comet Holding AG (Registered)	462	105,600
Daiwabo Holdings Co. Ltd.	32,800	494,352
Elematec Corp.	4,100	51,737
FIH Mobile Ltd.*(b)	328,000	34,731
FIT Hon Teng Ltd.*(a)(b)	615,000	176,531
Halma plc	6,519	172,389
Hamamatsu Photonics KK	2,700	143,258
Hexagon AB, Class B	30,791	350,706
Hioki EE Corp.(b)	700	39,725
Hirose Electric Co. Ltd.	582	75,320
Horiba Ltd.	800	36,603
Hosiden Corp.(b)	20,500	247,649
Ibiden Co. Ltd.	2,800	107,870
Inficon Holding AG (Registered)	82	85,235
Iriso Electronics Co. Ltd.	1,200	40,001
Jenoptik AG	2,585	79,844
Kaga Electronics Co. Ltd.	8,300	274,763
Keyence Corp.	3,000	1,367,527
Kitron ASA	9,471	25,175
Kyocera Corp.	5,700	293,931
Lagercrantz Group AB, Class B	2,640	27,586
Landis+Gyr Group AG*(b)	1,102	80,723
LEM Holding SA (Registered)	27	59,510
Macnica Holdings, Inc.(b)	2,100	55,469
Meiko Electronics Co. Ltd.(b)	8,200	181,473
Murata Manufacturing Co. Ltd.	9,000	511,715
Mycronic AB	924	19,663
NCAB Group AB	5,280	33,738
Nichicon Corp.	3,200	31,251
Nippon Electric Glass Co. Ltd.(b)	2,200	40,686
Nissha Co. Ltd.(b)	16,400	242,258
Nohmi Bosai Ltd.	2,500	33,008
Novonix Ltd.*(b)	6,864	8,779
Oki Electric Industry Co. Ltd.(b)	32,800	184,373
Omron Corp.	2,500	143,412
Oxford Instruments plc	3,036	87,647
PAX Global Technology Ltd.	246,000	232,237
Renishaw plc	880	42,728
Restar Holdings Corp.(b)	8,200	138,595
Riken Keiki Co. Ltd.	1,200	42,493
Ryosan Co. Ltd.	8,200	185,067
Sensirion Holding AG*(a)	528	62,412
Sesa SpA	294	39,785
SES-imagotag SA*	246	30,724
Shimadzu Corp.	4,900	149,587
Softwareone Holding AG*	6,068	97,286
Spectris plc	2,112	83,203
Taiyo Yuden Co. Ltd.(b)	2,500	84,105
Tamura Corp.(b)	8,200	46,409
TDK Corp.	6,700	237,252
Topcon Corp.	6,400	82,630
Vaisala OYJ, Class A	836	35,818

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Venture Corp. Ltd.	4,500	63,202
VSTECS Holdings Ltd.	250,000	156,279
Yokogawa Electric Corp.	4,900	85,532

		9,531,933

Energy Equipment & Services - 0.6%
Aker Solutions ASA(a)(b)	7,560	29,685
Borr Drilling Ltd.*(b)	8,106	48,247
BW Offshore Ltd.	41,194	109,540
John Wood Group plc*	234,356	408,971
Lapidoth Capital Ltd.	7,913	162,109
Pason Systems, Inc.	2,898	34,272
Petrofac Ltd.*(b)	20,076	20,563
PGS ASA*(b)	222,835	189,633
Precision Drilling Corp.*(b)	462	36,722
Saipem SpA*	401,349	612,419
SBM Offshore NV	10,291	161,222
Schoeller-Bleckmann Oilfield Equipment AG	615	45,018
Secure Energy Services, Inc.(b)	16,104	97,757
Subsea 7 SA	3,608	44,738
Technip Energies NV	44,977	869,726
Tenaris SA	7,474	131,903
TGS ASA	1,927	31,698
Vallourec SA*	5,740	83,318
Worley Ltd.(b)	7,728	84,133

		3,201,674

Entertainment - 0.5%
Bollore SE	12,858	71,638
Capcom Co. Ltd.	3,400	109,808
CD Projekt SA	1,193	38,294
CTS Eventim AG & Co. KGaA*	704	49,162
Daiichikosho Co. Ltd.	1,100	34,046
DeNA Co. Ltd.	1,100	15,378
Embracer Group AB*(b)	13,161	61,017
EVT Ltd.(b)	2,282	22,625
Kahoot! ASA*	22,755	39,823
Kinepolis Group NV*(b)	1,030	43,470
Koei Tecmo Holdings Co. Ltd.	2,492	45,109
Konami Group Corp.	1,000	48,983
MIXI, Inc.	4,200	80,321
Modern Times Group MTG AB, Class B*	7,040	62,124
Nexon Co. Ltd.	8,200	197,047
Nintendo Co. Ltd.	16,600	718,021
Paradox Interactive AB	952	16,885
Shochiku Co. Ltd.*	800	67,976
Square Enix Holdings Co. Ltd.	1,800	84,848
Stillfront Group AB*	160,351	278,284
Team17 Group plc*	5,676	32,842
Toei Animation Co. Ltd.(b)	200	19,762
Toho Co. Ltd.	1,200	44,154
Ubisoft Entertainment SA*	1,425	29,296
Universal Music Group NV	11,480	292,621

		2,503,534

Equity Real Estate Investment Trusts (REITs) - 2.0%
Activia Properties, Inc.	15	44,869
Advance Logistics Investment Corp.	44	47,301

Investments	Shares	Value ($)
Advance Residence Investment Corp.(b)	18	43,946
Aedifica SA	704	61,587
AEON REIT Investment Corp.(b)	29	32,023
AIMS APAC REIT	53,300	55,557
Allied Properties REIT(b)	1,540	34,254
Altarea SCA	88	11,966
Arena REIT(b)	14,757	38,786
ARGAN SA	991	84,057
Argosy Property Ltd.	68,432	50,858
Artis REIT(b)	21,279	151,497
Assura plc(b)	171,872	117,962
Big Yellow Group plc	4,224	62,870
Boardwalk REIT(b)	574	24,184
British Land Co. plc (The)	10,868	59,191
BWP Trust	12,444	34,373
Canadian Apartment Properties REIT(b)	1,012	37,314
Capital & Counties Properties plc	43,340	61,359
CapitaLand Ascendas REIT	47,735	104,597
CapitaLand Ascott Trust	30,164	25,474
CapitaLand China Trust	73,814	70,200
CapitaLand Integrated Commercial Trust	75,746	123,328
Carmila SA*(b)	21,812	328,328
CDL Hospitality Trusts	38,294	39,333
Centuria Capital Group	23,730	31,185
Centuria Industrial REIT(b)	20,824	49,010
Centuria Office REIT	32,185	36,287
Champion REIT(b)	108,000	47,810
Charter Hall Group(b)	8,140	78,983
Charter Hall Long Wale REIT	7,926	25,468
Charter Hall Retail REIT	6,292	17,690
Charter Hall Social Infrastructure REIT(b)	16,583	40,548
Choice Properties REIT	3,957	44,393
CLS Holdings plc(b)	14,403	26,420
Cofinimmo SA	526	47,672
Comforia Residential REIT, Inc.(b)	19	42,209
Covivio	660	45,122
CRE Logistics REIT, Inc.(b)	44	59,718
Crombie REIT(b)	3,256	40,311
Cromwell European REIT(a)	23,174	40,520
Cromwell Property Group	24,477	12,505
CT REIT(b)	3,432	42,310
Daiwa House REIT Investment Corp.(b)	42	91,335
Daiwa Securities Living Investments Corp.	26	21,732
Derwent London plc	1,508	47,935
Dexus(b)	14,476	83,134
Dexus Industria REIT	18,568	40,299
Dream Industrial REIT(b)	7,093	74,420
Eurocommercial Properties NV	16,031	399,744
Far East Hospitality Trust	53,976	27,515
First Capital REIT	1,819	24,470
Fortune REIT	92,000	79,576
Frasers Centrepoint Trust	12,749	21,534
Frasers Hospitality Trust	39,200	14,912

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Frasers Logistics & Commercial Trust(a)	43,839	42,026
Frontier Real Estate Investment Corp.	12	46,230
Fukuoka REIT Corp.(b)	26	33,408
Gecina SA	704	83,033
Global One Real Estate Investment Corp.	48	39,605
GLP J-REIT	74	83,477
Goodman Group	25,707	361,745
Goodman Property Trust	19,085	25,407
GPT Group (The)	29,568	94,800
Granite REIT(b)	484	29,537
Great Portland Estates plc(b)	14,238	99,824
Growthpoint Properties Australia Ltd.	4,004	9,141
H&R REIT(b)	2,788	27,183
Hammerson plc(b)	171,380	56,629
Hankyu Hanshin REIT, Inc.(b)	26	28,630
Heiwa Real Estate REIT, Inc.	43	49,962
HMC Capital Ltd.	9,954	32,125
HomeCo Daily Needs REIT(a)(b)	38,581	36,701
Hoshino Resorts REIT, Inc.	16	91,661
Hulic Reit, Inc.	24	28,642
ICADE	836	39,550
Ichigo Office REIT Investment Corp.	41	26,830
Industrial & Infrastructure Fund Investment Corp.(b)	44	48,688
Ingenia Communities Group	11,972	38,975
Inmobiliaria Colonial Socimi SA	7,185	52,126
InterRent REIT(b)	6,380	68,899
Invincible Investment Corp.	121	51,454
Japan Excellent, Inc.(b)	82	78,125
Japan Hotel REIT Investment Corp.	77	48,671
Japan Logistics Fund, Inc.(b)	19	43,261
Japan Metropolitan Fund Invest(b)	103	79,441
Japan Prime Realty Investment Corp.	13	35,188
Japan Real Estate Investment Corp.	24	102,795
Kenedix Office Investment Corp.	18	42,701
Kenedix Retail REIT Corp.	31	58,045
Keppel DC REIT	21,100	32,749
Keppel REIT	27,933	20,508
Killam Apartment REIT(b)	1,148	15,830
Kiwi Property Group Ltd.	57,540	35,512
Klepierre SA	3,960	100,036
Land Securities Group plc	12,222	106,589
LaSalle Logiport REIT	44	53,222
Lendlease Global Commercial REIT	57,400	31,662
Link REIT	31,923	255,350
LondonMetric Property plc(b)	19,734	45,747
LXI REIT plc(a)	8,692	12,049
Manulife US REIT(a)	663,790	219,051
Mapletree Industrial Trust	35,086	63,533
Mapletree Logistics Trust	45,115	58,009
Mapletree Pan Asia Commercial Trust	30,462	42,181
Menivim- The New REIT Ltd.	257,398	125,889
Mercialys SA	28,085	310,812
Merlin Properties Socimi SA	2,992	29,131
Mirai Corp.	88	29,673
Mirvac Group	63,924	102,250

Investments	Shares	Value ($)
Mitsubishi Estate Logistics REIT Investment Corp.	15	47,118
Mitsui Fudosan Logistics Park, Inc.	9	31,385
Montea NV	405	32,373
Mori Hills REIT Investment Corp.(b)	16	18,160
National Storage REIT	8,949	14,567
Nippon Accommodations Fund, Inc.	8	35,865
Nippon Building Fund, Inc.	24	104,641
Nippon Prologis REIT, Inc.	41	92,786
NIPPON REIT Investment Corp.	18	45,746
Nomura Real Estate Master Fund, Inc.	52	60,739
NorthWest Healthcare Properties REIT(b)	4,268	32,210
NTT UD REIT Investment Corp.	24	24,453
One REIT, Inc.	14	26,515
Orix JREIT, Inc.	49	67,333
OUE Commercial REIT	175,177	46,648
Parkway Life REIT	12,500	38,612
Precinct Properties New Zealand Ltd.	22,735	18,439
Primaris REIT(b)	2,706	30,967
Primary Health Properties plc(b)	79,089	109,148
Property for Industry Ltd.	26,697	39,164
Region RE Ltd.	19,270	36,662
Reit 1 Ltd.	68,675	338,859
Retail Estates NV	984	67,754
RioCan REIT(b)	2,596	44,903
Rural Funds Group	20,724	36,654
Safestore Holdings plc	4,488	55,583
Samty Residential Investment Corp.	44	36,880
Sasseur REIT(a)	149,600	92,764
Scentre Group(b)	67,117	144,247
Segro plc	17,794	181,865
Sekisui House Reit, Inc.	55	30,028
Sella Capital Real Estate Ltd.	73,127	172,900
Shaftesbury plc(b)	16,113	78,077
SOSiLA Logistics REIT, Inc.	41	40,765
Star Asia Investment Corp.(b)	66	26,746
Starhill Global REIT	80,696	34,996
Stockland	53,956	149,419
Stride Property Group	32,208	28,932
Summit Industrial Income REIT	1,681	28,824
Sunlight REIT	55,000	24,348
Suntec REIT	43,500	46,335
Takara Leben Real Estate Investment Corp.(b)	246	184,247
Tokyu REIT, Inc.(b)	22	33,124
Tritax Big Box REIT plc	33,836	64,899
UK Commercial Property REIT Ltd.	63,932	45,492
Unibail-Rodamco-Westfield*(b)	1,886	121,197
Unibail-Rodamco-Westfield, CHDI*	5	16
UNITE Group plc (The)	6,093	74,786
United Urban Investment Corp.	40	45,461
Urban Logistics REIT plc	16,506	29,160
Vicinity Ltd.	65,692	95,357
Vital Healthcare Property Trust(b)	29,080	45,009
Warehouses De Pauw CVA	2,992	94,429
Waypoint REIT Ltd.(b)	43,262	84,747
Workspace Group plc	8,954	55,668

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Xior Student Housing NV(a)	925	30,992

		10,823,273

Food & Staples Retailing - 1.6%
Aeon Co. Ltd.(b)	13,813	282,272
Ain Holdings, Inc.	800	34,511
Alimentation Couche-Tard, Inc.	11,849	539,548
Arcs Co. Ltd.	19,218	324,229
Axfood AB	1,496	38,422
Axial Retailing, Inc.	8,200	221,323
Belc Co. Ltd.(b)	800	34,388
Carrefour SA	12,546	238,039
Casino Guichard Perrachon SA*(b)	20,500	251,138
Coles Group Ltd.	18,450	230,894
Cosmos Pharmaceutical Corp.	200	19,501
Create SD Holdings Co. Ltd.	500	13,553
DFI Retail Group Holdings Ltd.	7,600	24,244
Dino Polska SA*(a)	1,012	91,190
Empire Co. Ltd., Class A	3,212	92,170
Endeavour Group Ltd.(b)	23,616	110,330
Etablissements Franz Colruyt NV	1,044	27,541
Fuji Co. Ltd.(b)	4,200	59,813
George Weston Ltd.	1,148	147,265
GrainCorp Ltd., Class A	78,679	419,135
Heiwado Co. Ltd.	13,500	225,164
HelloFresh SE*	1,980	47,695
Inageya Co. Ltd.	2,998	29,924
J Sainsbury plc	32,120	103,840
Jeronimo Martins SGPS SA	5,155	111,636
Kansai Food Market Ltd.(b)	8,200	83,233
Kato Sangyo Co. Ltd.	700	19,378
Kesko OYJ, Class A	2,248	51,881
Kesko OYJ, Class B	4,715	109,430
Kobe Bussan Co. Ltd.	1,900	54,497
Koninklijke Ahold Delhaize NV	22,960	682,864
Kusuri no Aoki Holdings Co. Ltd.	600	33,727
Lawson, Inc.	800	31,927
Life Corp.	8,200	178,194
Loblaw Cos. Ltd.	2,460	219,756
Marks & Spencer Group plc*	48,796	87,586
MARR SpA	10,578	138,548
MatsukiyoCocokara & Co.	2,400	119,405
Maxvalu Tokai Co. Ltd.(b)	500	10,850
Metcash Ltd.(b)	17,514	51,586
Metro, Inc.	3,608	195,278
Mitsubishi Shokuhin Co. Ltd.(b)	8,200	197,047
North West Co., Inc. (The)(b)	2,419	65,698
Ocado Group plc*	9,870	78,495
Oisix ra daichi, Inc.*(b)	2,000	33,450
Olam Group Ltd.	28,700	34,719
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	574	36,412
Seven & i Holdings Co. Ltd.	12,600	593,642
Sheng Siong Group Ltd.	17,900	22,335
Shop Apotheke Europe NV*(a)(b)	748	53,616
Shufersal Ltd.	3,578	19,985
Sonae SGPS SA	333,658	339,178
Sugi Holdings Co. Ltd.	800	34,880
Sundrug Co. Ltd.	1,600	45,215

Investments	Shares	Value ($)
Tesco plc	166,418	503,793
Tsuruha Holdings, Inc.	900	66,093
United Super Markets Holdings, Inc.(b)	2,000	17,456
Valor Holdings Co. Ltd.	16,400	235,574
Welcia Holdings Co. Ltd.	2,300	51,308
Woolworths Group Ltd.	17,958	456,560

		8,671,361

Food Products - 2.5%
a2 Milk Co. Ltd. (The)*	12,579	60,237
AAK AB	2,860	49,143
Agrana Beteiligungs AG	5,885	105,458
Ajinomoto Co., Inc.	8,200	269,434
Ariake Japan Co. Ltd.	800	26,914
Aryzta AG*	62,524	84,794
Associated British Foods plc	4,182	95,555
Ausnutria Dairy Corp. Ltd.*	98,000	52,885
AustAsia Group Ltd.*	40,364	29,352
Austevoll Seafood ASA	3,432	33,897
Bakkafrost P/F	820	50,695
Barry Callebaut AG (Registered)	41	85,102
Bega Cheese Ltd.	22,616	61,833
Bell Food Group AG (Registered)	820	214,204
Bumitama Agri Ltd.	282,900	130,220
Calbee, Inc.	600	13,541
Chocoladefabriken Lindt & Spruengli AG(b)	24	262,269
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	336,000
Cloetta AB, Class B	16,456	34,170
Costa Group Holdings Ltd.(b)	16,050	33,137
Cranswick plc	3,006	117,756
Danone SA	9,430	515,247
DyDo Group Holdings, Inc.	500	18,148
Ebro Foods SA	1,618	27,729
Elders Ltd.(b)	12,136	83,122
Emmi AG (Registered)	41	37,977
First Pacific Co. Ltd.	820,000	285,589
First Resources Ltd.	5,100	5,937
Fuji Oil Holdings, Inc.	1,200	18,981
Glanbia plc(b)	2,024	24,619
Golden Agri-Resources Ltd.	213,400	40,590
Grieg Seafood ASA	3,299	29,429
Hilton Food Group plc	27,101	220,870
House Foods Group, Inc.	2,400	51,084
Inghams Group Ltd.(b)	7,749	15,835
Itoham Yonekyu Holdings, Inc.	2,100	11,514
Japfa Ltd.	201,820	52,207
JDE Peet’s NV	1,804	53,957
Kagome Co. Ltd.	900	21,939
Kameda Seika Co. Ltd.	900	30,416
Kerry Group plc, Class A(b)	2,419	225,778
Kewpie Corp.(b)	2,100	36,527
Kikkoman Corp.	3,500	184,090
Kotobuki Spirits Co. Ltd.	500	32,681
KWS Saat SE & Co. KGaA	704	47,557
Leroy Seafood Group ASA	5,456	32,010
Lotus Bakeries NV	6	38,902

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares		Value ($)
Maple Leaf Foods, Inc.	3,772		71,491
Maruha Nichiro Corp.(b)	16,400		310,862
Megmilk Snow Brand Co. Ltd.	18,400		256,803
Mehadrin Ltd.*	—(d	)	12
MEIJI Holdings Co. Ltd.	1,700		87,585
Morinaga & Co. Ltd.	1,100		32,566
Morinaga Milk Industry Co. Ltd.	1,200		44,339
Mowi ASA	5,699		105,014
Nestle SA (Registered)	41,697		5,059,463
Neto Malinda Trading Ltd.*	615		14,039
NH Foods Ltd.	3,200		95,967
Nichirei Corp.	1,600		33,453
Nippn Corp.	5,600		69,933
Nisshin Oillio Group Ltd. (The)(b)	9,300		228,129
Nisshin Seifun Group, Inc.	2,690		33,613
Nissin Foods Holdings Co. Ltd.	1,500		117,190
Nissui Corp.	106,600		441,827
Orkla ASA	12,859		95,809
Premier Foods plc	236,488		326,077
Premium Brands Holdings Corp.(b)	660		46,020
Prima Meat Packers Ltd.	8,200		138,847
Riken Vitamin Co. Ltd.	1,800		26,645
S Foods, Inc.	7,200		164,214
Sakata Seed Corp.	1,400		44,623
Salmar ASA(b)	788		36,480
Saputo, Inc.(b)	4,349		119,550
Savencia SA	1,676		110,305
Schouw & Co. A/S(b)	420		32,436
Societe LDC SA	1,617		192,298
Strauss Group Ltd.	952		24,256
Suedzucker AG	1,979		32,024
Synlait Milk Ltd.*	1,760		3,981
Tate & Lyle plc	3,362		31,166
Toyo Suisan Kaisha Ltd.	1,800		74,328
United Malt Grp Ltd.(b)	25,168		64,554
Vilmorin & Cie SA	1,612		80,970
Viscofan SA	943		60,578
Vitasoy International Holdings Ltd.(b)	60,000		127,371
WH Group Ltd.(a)	150,500		92,544
Wilmar International Ltd.	69,700		215,832
Yakult Honsha Co. Ltd.	2,500		178,015
Yamazaki Baking Co. Ltd.	2,900		33,918

			13,644,458

Gas Utilities - 0.3%
AltaGas Ltd.	3,813		71,096
APA Group	15,936		118,581
Brookfield Infrastructure Corp., Class A	1,055		46,466
Enagas SA(b)	4,223		75,515
Hong Kong & China Gas Co. Ltd.	149,907		150,317
Italgas SpA	6,908		40,251
Keppel Infrastructure Trust	55,647		24,344
Naturgy Energy Group SA	3,034		85,672
Nippon Gas Co. Ltd.	1,900		30,258
Osaka Gas Co. Ltd.	9,500		153,043
Rubis SCA	3,034		84,585
Saibu Gas Holdings Co. Ltd.	1,400		19,744
Shizuoka Gas Co. Ltd.(b)	4,100		35,784

Investments	Shares	Value ($)
Snam SpA	29,438	149,433
Superior Plus Corp.(b)	10,208	82,316
Toho Gas Co. Ltd.	2,000	39,002
Tokyo Gas Co. Ltd.	8,200	171,447

		1,377,854

Health Care Equipment & Supplies - 1.2%
Advanced Medical Solutions Group plc	10,648	33,296
Alcon, Inc.	7,790	582,162
Ambu A/S, Class B*(b)	3,172	43,529
Ansell Ltd.(b)	2,200	43,670
Arjo AB, Class B	11,562	44,681
Asahi Intecc Co. Ltd.	3,200	55,661
BioMerieux	825	83,650
Carl Zeiss Meditec AG	715	102,463
Cellavision AB	1,320	31,078
Cochlear Ltd.	826	123,655
Coloplast A/S, Class B	1,640	196,949
ConvaTec Group plc(a)	26,224	75,610
Demant A/S*(b)	1,980	55,745
DiaSorin SpA	293	37,947
Eckert & Ziegler Strahlen- und Medizintechnik AG	820	47,422
Eiken Chemical Co. Ltd.	1,600	19,538
El.En. SpA	2,684	41,626
Elekta AB, Class B	6,069	43,950
EssilorLuxottica SA	2,578	471,772
EssilorLuxottica SA	1,932	352,296
Fisher & Paykel Healthcare Corp. Ltd.	10,109	165,022
Fukuda Denshi Co. Ltd.(b)	8,200	285,009
Getinge AB, Class B	2,980	66,774
GN Store Nord A/S(b)	2,064	50,562
Hogy Medical Co. Ltd.(b)	1,200	31,097
Hoya Corp.	5,100	556,884
Japan Lifeline Co. Ltd.	3,000	21,915
Jeol Ltd.	1,100	31,931
Koninklijke Philips NV	19,680	338,043
Medacta Group SA(a)	336	35,584
Medistim ASA	1,188	26,167
Menicon Co. Ltd.	1,900	41,654
Nagaileben Co. Ltd.	1,500	22,631
Nanosonics Ltd.*(b)	16,777	57,100
Nihon Kohden Corp.	2,300	60,221
Nipro Corp.	1,000	8,005
Olympus Corp.	20,500	382,823
Paramount Bed Holdings Co. Ltd.	1,600	30,599
PolyNovo Ltd.*(b)	32,604	57,666
Revenio Group OYJ	924	37,672
Riverstone Holdings Ltd.	217,300	106,637
Siemens Healthineers AG(a)	4,715	251,274
Smith & Nephew plc	14,391	197,453
Sonova Holding AG (Registered)	785	194,723
STRATEC SE	308	27,964
Straumann Holding AG (Registered)	1,826	236,411
Surgical Science Sweden AB*(b)	1,584	22,316
Sysmex Corp.	2,700	177,744
Terumo Corp.	12,200	353,021
Xvivo Perfusion AB*	1,892	38,762

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ypsomed Holding AG (Registered)	81	16,522

		6,416,886

Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	5,500	68,642
Amplifon SpA	2,112	57,963
Arvida Group Ltd.(b)	264,737	198,460
As One Corp.	800	35,618
BML, Inc.(b)	8,200	203,037
Chartwell Retirement Residences(b)	5,472	40,230
China Evergrande New Energy Vehicle Group Ltd.*‡	40,000	—
CVS Group plc	4,356	108,111
dentalcorp Holdings Ltd.*	3,652	26,767
EBOS Group Ltd.	2,041	56,717
Fagron	2,504	36,903
Fresenius Medical Care AG & Co. KGaA	4,182	156,195
Fresenius SE & Co. KGaA	9,061	261,074
Galenica AG(a)	792	61,636
H.U. Group Holdings, Inc.(b)	20,500	434,134
Healius Ltd.(b)	27,347	61,857
Korian SA(b)	25,420	264,893
Mediclinic International plc	7,011	42,863
Medicover AB, Class B	3,403	57,855
Medipal Holdings Corp.	5,100	67,885
Mediterranean Towers Ltd.(b)	30,668	70,461
NMC Health plc*‡	2,074	59
Oceania Healthcare Ltd.	256,373	147,456
Raffles Medical Group Ltd.	4,124	4,550
Ramsay Health Care Ltd.(b)	2,952	138,578
Ryman Healthcare Ltd.(b)	8,390	37,358
Ship Healthcare Holdings, Inc.	1,900	36,789
Solasto Corp.	4,400	23,041
Sonic Healthcare Ltd.	7,462	166,051
Spire Healthcare Group plc*(a)	14,036	41,990
Summerset Group Holdings Ltd.	6,710	42,366
Suzuken Co. Ltd.	1,880	49,369
Terveystalo OYJ(a)(b)	27,183	211,378
Toho Holdings Co. Ltd.(b)	4,200	68,436
Uniphar plc(b)	9,064	33,174

		3,311,896

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KGaA	1,599	74,535
Craneware plc	1,936	34,559
EMIS Group plc	2,728	63,072
M3, Inc.	6,500	175,289
Medley, Inc.*	1,000	34,988
Pro Medicus Ltd.(b)	1,100	51,816
Sectra AB, Class B*	2,948	41,515

		475,774

Hotels, Restaurants & Leisure - 1.3%
Accor SA*	2,133	68,964
AmRest Holdings SE*	6,191	29,170
Arcland Service Holdings Co. Ltd.(b)	1,400	23,221
Aristocrat Leisure Ltd.	10,373	248,225
Atom Corp.*	5,800	35,457
Autogrill SpA*	902	6,560

Investments	Shares	Value ($)
Basic-Fit NV*(a)(b)	2,058	67,276
Betsson AB, Class B*	42,886	354,646
Cafe de Coral Holdings Ltd.	4,000	6,991
Carnival plc*	8,733	82,526
Collins Foods Ltd.(b)	6,204	35,061
Colowide Co. Ltd.	3,500	49,441
Compass Group plc	27,142	645,234
Corporate Travel Management Ltd.(b)	3,366	43,523
Create Restaurants Holdings, Inc.	4,400	33,496
Dalata Hotel Group plc*	3,772	15,874
Domino’s Pizza Enterprises Ltd.(b)	1,398	74,572
Domino’s Pizza Group plc	24,948	96,440
Entain plc	9,553	175,058
Evolution AB(a)(b)	2,829	316,195
Flight Centre Travel Group Ltd.* ‡(b)	4,576	51,043
Flutter Entertainment plc*	2,333	360,491
Food & Life Cos. Ltd.	2,000	44,139
Fuji Kyuko Co. Ltd.(b)	1,000	35,026
Galaxy Entertainment Group Ltd.	36,000	249,842
Genting Singapore Ltd.	104,400	78,637
Greggs plc	1,558	51,672
Heiwa Corp.	2,450	44,386
HIS Co. Ltd.*(b)	4,400	71,729
Hongkong & Shanghai Hotels Ltd. (The)*(b)	25,000	26,599
Ichibanya Co. Ltd.(b)	1,000	36,334
Imperial Hotel Ltd.	2,700	40,486
InterContinental Hotels Group plc	2,911	200,617
J D Wetherspoon plc*	3,795	21,220
Jumbo Interactive Ltd.	3,476	38,137
Kindred Group plc, SDR	5,043	50,624
KOMEDA Holdings Co. Ltd.	1,200	22,275
Kura Sushi, Inc.	1,400	32,404
Kyoritsu Maintenance Co. Ltd.(b)	1,100	50,075
La Francaise des Jeux SAEM(a)	1,364	58,144
Lottery Corp. Ltd. (The)*	32,062	106,185
Mandarin Oriental International Ltd.*	8,000	15,040
McDonald’s Holdings Co. Japan Ltd.(b)	1,100	43,477
Melco International Development Ltd.*(b)	21,000	27,219
Melia Hotels International SA*	9,988	66,170
MGM China Holdings Ltd.*(b)	32,400	40,838
Mitchells & Butlers plc*	22,924	46,453
MOS Food Services, Inc.	2,100	49,737
MTY Food Group, Inc.	1,452	74,899
NagaCorp Ltd.*	40,000	36,486
Ohsho Food Service Corp.	704	32,860
Oriental Land Co. Ltd.	3,600	597,393
Playtech plc*	13,608	94,653
Restaurant Brands International, Inc.	4,469	298,179
Restaurant Brands New Zealand Ltd.(b)	1,154	4,736
Round One Corp.	82,000	300,142
Royal Holdings Co. Ltd.	1,600	29,836
Saizeriya Co. Ltd.	1,800	44,500
Sands China Ltd.*	40,400	151,013
Scandic Hotels Group AB*(a)	9,870	36,181
Shangri-La Asia Ltd.*	32,000	27,924

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SJM Holdings Ltd.*	76,000	42,952
SkiStar AB	2,828	30,549
Skylark Holdings Co. Ltd.*(b)	3,700	43,958
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	451	42,613
Sodexo SA	1,394	137,800
SSP Group plc*	43,337	138,182
Star Entertainment Grp Ltd. (The)*	11,421	15,613
Tabcorp Holdings Ltd.(b)	125,870	93,129
Tokyotokeiba Co. Ltd.(b)	1,200	35,618
Toridoll Holdings Corp.	1,100	23,777
Trainline plc*(a)(b)	33,203	116,007
TUI AG*	28,116	58,462
Webjet Ltd.*(b)	20,377	98,213
Whitbread plc	2,508	93,894
Wynn Macau Ltd.*	12,800	14,599
Yoshinoya Holdings Co. Ltd.(b)	4,900	89,677
Zensho Holdings Co. Ltd.	1,800	45,815

		7,216,589

Household Durables - 1.4%
Ariston Holding NV	3,402	35,174
Azorim-Investment Development & Construction Co. Ltd.(b)	26,773	89,645
Barratt Developments plc	22,673	128,343
Bellway plc	2,640	68,837
Berkeley Group Holdings plc	2,068	105,528
Breville Group Ltd.(b)	2,420	38,539
Cairn Homes plc	250,715	266,678
Casio Computer Co. Ltd.	3,600	36,929
Chervon Holdings Ltd.	28,700	144,076
Danya Cebus Ltd.(b)	2,870	73,489
De’ Longhi SpA	1,012	23,257
Dom Development SA	2,244	52,218
Duniec Brothers Ltd.*(b)	984	46,702
Electra Consumer Products 1970 Ltd.(b)	656	19,250
Electrolux AB, Class B(b)	3,198	45,072
Fiskars OYJ Abp	574	10,648
Fujitsu General Ltd.	2,100	59,103
Glenveagh Properties plc*(a)	34,100	34,849
Haseko Corp.	3,500	40,424
Iida Group Holdings Co. Ltd.	5,400	89,692
JM AB(b)	17,138	317,886
JS Global Lifestyle Co. Ltd.(a)	22,000	26,579
Ki-Star Real Estate Co. Ltd.(b)	3,300	124,976
Man Wah Holdings Ltd.	19,200	22,143
Nagawa Co. Ltd.	500	30,605
Nikon Corp.	5,800	56,909
Open House Group Co. Ltd.	1,800	67,823
Panasonic Holdings Corp.	49,200	453,997
Persimmon plc	6,929	120,448
Pressance Corp.(b)	8,400	106,966
Redrow plc(b)	105,411	671,567
Rinnai Corp.	600	47,153
Sangetsu Corp.	2,256	39,570
SEB SA	616	64,124
Sekisui Chemical Co. Ltd.	10,500	146,384
Sekisui House Ltd.(b)	16,000	301,557

Investments	Shares	Value ($)
Sharp Corp.(b)	6,200	51,204
Sony Group Corp.	19,200	1,709,685
Sumitomo Forestry Co. Ltd.	3,300	61,308
Tama Home Co. Ltd.(b)	4,400	107,763
Taylor Wimpey plc	81,549	117,663
Token Corp.	2,600	156,546
Victoria plc*(b)	5,192	29,019
Videndum plc	2,376	30,011
Vistry Group plc(b)	127,059	1,164,564
YIT OYJ(b)	63,747	186,097
Zojirushi Corp.	1,300	16,544

		7,637,544

Household Products - 0.3%
Earth Corp.	600	23,346
Essity AB, Class A	616	16,062
Essity AB, Class B	8,938	232,802
Henkel AG & Co. KGaA	1,650	109,849
Henkel AG & Co. KGaA (Preference)	2,870	203,849
Lion Corp.	2,700	29,814
Pigeon Corp.	2,400	37,981
Reckitt Benckiser Group plc	11,234	798,001
Sano-Brunos Enterprises Ltd.*(b)	308	19,868
Unicharm Corp.	8,200	312,123

		1,783,695

Independent Power and Renewable Electricity Producers - 0.3%
Boralex, Inc., Class A	2,081	58,062
Brookfield Renewable Corp.	2,068	64,953
Capital Power Corp.(b)	1,845	61,820
Corp. ACCIONA Energias Renovables SA	1,276	51,995
Doral Group Renewable Energy Resources Ltd.*(b)	2,244	5,530
Drax Group plc	9,389	74,670
EDP Renovaveis SA	3,895	84,371
Electric Power Development Co. Ltd.	3,100	49,917
Encavis AG	2,296	44,149
Enlight Renewable Energy Ltd.*	1,428	29,470
eRex Co. Ltd.	2,700	49,684
ERG SpA	704	21,148
Greenvolt-Energias Renovaveis SA*	4,875	40,715
Grenergy Renovables SA*(b)	861	30,989
Innergex Renewable Energy, Inc.	559	6,627
Meridian Energy Ltd.	20,828	71,742
Neoen SA(a)	1,147	42,765
Northland Power, Inc.	3,566	95,514
Orron Energy ab(b)	67,199	124,003
RENOVA, Inc.*(b)	1,000	17,286
RWE AG	10,086	446,919
Scatec ASA(a)	988	8,002
Solaria Energia y Medio Ambiente SA*	4,811	98,151
TransAlta Corp.(b)	3,906	37,820
Uniper SE	28,946	89,658
Voltalia SA (Registered)*	2,112	39,865

		1,745,825

Industrial Conglomerates - 1.1%
Aker ASA, Class A	264	18,991

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Arad Investment & Industrial Development Ltd.(b)	943	117,894
Bonheur ASA	336	8,965
Brookfield Business Corp., Class A(b)	9,922	224,041
CK Hutchison Holdings Ltd.	61,356	389,808
DCC plc	2,132	120,894
Hitachi Ltd.	20,500	1,069,099
Investment AB Latour, Class B	2,024	42,453
Italmobiliare SpA	245	6,546
Jardine Cycle & Carriage Ltd.	3,600	79,540
Jardine Matheson Holdings Ltd.	5,800	307,516
Keihan Holdings Co. Ltd.	2,500	67,092
Keppel Corp. Ltd.	20,500	117,758
Lifco AB, Class B	4,576	83,458
Melrose Industries plc	69,892	122,355
Nisshinbo Holdings, Inc.	52,600	391,128
Nolato AB, Class B	11,029	66,365
Noritsu Koki Co. Ltd.(b)	5,000	90,084
NWS Holdings Ltd.	44,000	41,426
Siemens AG (Registered)	11,357	1,762,567
Smiths Group plc	5,370	114,172
Storskogen Group AB, Class B(b)	536,485	464,450
TOKAI Holdings Corp.(b)	6,895	45,915
Toshiba Corp.(b)	5,700	195,442

		5,947,959

Insurance - 4.4%
Admiral Group plc	4,387	118,818
Aegon NV	31,078	169,976
Ageas SA/NV	4,346	211,266
AIA Group Ltd.	179,200	2,024,374
Allianz SE (Registered)	8,815	2,098,518
Alm Brand A/S	57,708	106,658
ASR Nederland NV	3,374	158,959
Assicurazioni Generali SpA	25,092	487,796
AUB Group Ltd.(b)	5,876	97,592
Aviva plc	60,639	340,192
AXA SA	42,517	1,321,314
Baloise Holding AG (Registered)	984	160,760
Beazley plc	10,373	84,922
Clal Insurance Enterprises Holdings Ltd.*(b)	1,230	20,998
Coface SA	36,818	512,623
Conduit Holdings Ltd.	58,630	337,078
Dai-ichi Life Holdings, Inc.	20,600	481,715
Definity Financial Corp.	1,025	27,539
Direct Line Insurance Group plc	22,704	49,599
Fairfax Financial Holdings Ltd.	533	351,860
Gjensidige Forsikring ASA(b)	2,860	51,226
Great Eastern Holdings Ltd.	2,400	34,694
Great-West Lifeco, Inc.(b)	5,912	156,357
Grupo Catalana Occidente SA	704	21,752
Hannover Rueck SE	1,312	265,316
Harel Insurance Investments & Financial Services Ltd.	3,957	38,053
Helvetia Holding AG (Registered)	880	109,288
Hiscox Ltd.	5,060	70,049
iA Financial Corp., Inc.	2,378	146,367
IDI Insurance Co. Ltd.	3,036	72,433

Investments	Shares	Value ($)
Insurance Australia Group Ltd.	40,754	140,715
Intact Financial Corp.(b)	2,624	379,594
Japan Post Holdings Co. Ltd.	53,300	467,238
Japan Post Insurance Co. Ltd.	4,400	78,293
Just Group plc	366,950	370,663
Lancashire Holdings Ltd.(b)	86,264	663,748
Legal & General Group plc	128,002	400,262
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	40,084	41,683
Manulife Financial Corp.	40,836	805,794
Mapfre SA	22,440	44,964
Medibank Pvt Ltd.	48,899	101,303
Menora Mivtachim Holdings Ltd.	492	10,858
Migdal Insurance & Financial Holdings Ltd.*	26,952	33,048
MS&AD Insurance Group Holdings, Inc.	9,600	307,020
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,034	1,090,670
nib holdings Ltd.(b)	11,260	62,443
NN Group NV	7,184	310,683
Phoenix Group Holdings plc	19,311	152,342
Phoenix Holdings Ltd. (The)(b)	5,085	54,287
Poste Italiane SpA(a)(b)	11,425	121,426
Power Corp. of Canada(b)	12,063	326,266
Powszechny Zaklad Ubezpieczen SA	9,856	83,384
Protector Forsikring ASA	4,092	58,912
Prudential plc(b)	58,548	965,491
PSC Insurance Group Ltd.	14,212	47,569
QBE Insurance Group Ltd.(b)	30,996	300,100
Sampo OYJ, Class A	7,708	403,244
SCOR SE	3,124	76,813
Sompo Holdings, Inc.	8,200	352,163
Steadfast Group Ltd.	17,908	66,123
Storebrand ASA	12,259	106,091
Sun Life Financial, Inc.	12,546	628,640
Suncorp Group Ltd.	27,306	241,092
Swiss Life Holding AG (Registered)	656	385,567
Swiss Re AG	6,273	652,460
T&D Holdings, Inc.	8,200	130,965
Talanx AG	968	47,687
Tokio Marine Holdings, Inc.	45,100	941,223
Topdanmark A/S	880	47,380
Trisura Group Ltd.*	2,200	69,099
Tryg A/S	5,002	114,283
Unipol Gruppo SpA	6,080	31,695
UnipolSai Assicurazioni SpA(b)	11,528	30,549
Wuestenrot & Wuerttembergische AG	7,216	131,504
Zurich Insurance Group AG(b)	3,239	1,594,205

		23,597,631

Interactive Media & Services - 0.2%
Adevinta ASA*	6,732	57,357
Auto Trader Group plc(a)(b)	14,842	114,565
Baltic Classifieds Group plc	16,280	30,464
Better Collective A/S*	2,464	36,808
carsales.com Ltd.(b)	6,387	102,119
Domain Holdings Australia Ltd.(b)	12,956	29,214

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hemnet Group AB	1,640	22,807
Infocom Corp.	1,600	26,822
Kakaku.com, Inc.	1,600	26,452
Karnov Group AB*	5,418	31,049
Moneysupermarket.com Group plc	22,168	65,171
New Work SE	159	29,011
REA Group Ltd.(b)	1,056	93,475
Rightmove plc	13,244	95,676
Scout24 SE(a)	1,232	71,423
SEEK Ltd.	5,397	92,071
Wirtualna Polska Holding SA(a)	1,936	46,389
Z Holdings Corp.(b)	39,500	112,840

		1,083,713

Internet & Direct Marketing Retail - 0.5%
Allegro.eu SA*(a)	3,080	21,261
ASKUL Corp.	1,000	13,180
ASOS plc*(b)	6,300	67,671
Auction Technology Group plc*	4,356	37,753
Belluna Co. Ltd.(b)	15,600	83,611
Boozt AB*(a)	2,508	32,554
Deliveroo plc*(a)	60,106	68,787
Delivery Hero SE*(a)	3,485	209,001
Demae-Can Co. Ltd.*(b)	8,800	28,827
Dustin Group AB*(a)	30,750	103,324
Just Eat Takeaway.com NV*(a)(b)	3,403	86,603
Mercari, Inc.*	1,900	40,894
Prosus NV*	17,343	1,390,427
Rakuten Group, Inc.	15,800	79,823
Takkt AG	2,728	42,071
Temple & Webster Group Ltd.*	7,304	29,388
THG plc*(b)	50,904	36,335
Zalando SE*(a)	2,506	115,915
Zalando SE*‡(a)	938	43,387
ZOZO, Inc.	2,800	72,129

		2,602,941

IT Services - 1.6%
Addnode Group AB	9,676	96,115
Adesso SE	220	34,645
Adyen NV*(a)	451	674,760
Alten SA	616	94,129
Amadeus IT Group SA*	6,765	423,929
Atea ASA*	2,420	27,184
Atos SE*	39,278	514,454
Bechtle AG	1,364	57,137
Bell System24 Holdings, Inc.	13,500	154,677
BIPROGY, Inc.	1,100	28,590
Bouvet ASA	5,764	33,932
CANCOM SE	1,981	67,900
Capgemini SE	2,378	449,119
CGI, Inc.*	3,239	276,821
Change, Inc.(b)	3,500	64,378
Computacenter plc	1,092	29,818
Computershare Ltd.	8,897	148,895
Comture Corp.	2,300	43,950
Converge Technology Solutions Corp.*(b)	11,792	50,903
Data#3 Ltd.	12,760	65,817
Digital Garage, Inc.	1,300	46,134

Investments	Shares	Value ($)
DTS Corp.	2,100	51,271
Econocom Group SA/NV	29,084	90,022
Edenred	4,059	220,370
FDM Group Holdings plc	3,850	37,207
Formula Systems 1985 Ltd.	389	30,744
Fujitsu Ltd.	2,600	370,072
Future Corp.	3,400	43,871
GFT Technologies SE	924	38,384
GMO internet group, Inc.	1,200	23,429
GMO Payment Gateway, Inc.	1,000	91,507
Indra Sistemas SA(b)	46,740	568,534
Infomart Corp.	5,300	16,913
Itochu Techno-Solutions Corp.	2,400	59,149
Kainos Group plc	4,469	81,041
Keywords Studios plc(b)	4,346	151,950
KNOW IT AB	1,144	22,290
Kontron AG	3,168	64,167
Link Administration Holdings Ltd.	27,142	36,721
Matrix IT Ltd.	924	19,478
Megaport Ltd.*(b)	3,960	16,129
NCC Group plc	23,672	54,730
NEC Corp.	3,300	118,632
NEC Networks & System Integration Corp.	2,400	31,891
NET One Systems Co. Ltd.	2,300	61,902
Netcompany Group A/S*(a)	1,886	74,506
Network International Holdings plc*(a)	14,574	47,331
Nexi SpA*(a)	15,170	132,792
NEXTDC Ltd.*(b)	10,736	74,819
Nomura Research Institute Ltd.	6,445	153,635
NS Solutions Corp.	800	20,485
NTT Data Corp.	9,800	150,943
Nuvei Corp.*(a)	836	29,428
Obic Co. Ltd.	700	111,692
One Software Technologies Ltd.	3,388	42,523
Otsuka Corp.	2,500	81,799
Pushpay Holdings Ltd.*	37,926	31,618
Reply SpA	484	62,500
SCSK Corp.	2,700	43,766
SHIFT, Inc.*	300	55,319
Shopify, Inc., Class A*(b)	18,040	886,486
Societe pour l’Informatique Industrielle(b)	656	34,162
Softcat plc	2,288	33,970
Sopra Steria Group SACA	396	65,544
SUNeVision Holdings Ltd.	90,000	52,127
TechMatrix Corp.	3,300	44,839
TELUS International CDA, Inc.*(b)	4,639	110,069
TietoEVRY OYJ	1,598	48,490
TIS, Inc.	4,600	131,939
Transcosmos, Inc.(b)	8,200	213,126
Tyro Payments Ltd.*	8,888	9,300
Wise plc, Class A*	9,328	62,242
Worldline SA*(a)	4,346	196,068

		8,685,209

Leisure Products - 0.2%
Bandai Namco Holdings, Inc.	2,900	193,029

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Beneteau SA	13,817	225,389
BRP, Inc.	639	53,171
Games Workshop Group plc	684	78,986
MIPS AB(a)(b)	1,517	57,653
Sanlorenzo SpA	984	43,068
Sega Sammy Holdings, Inc.	2,600	41,006
Shimano, Inc.(b)	1,100	194,463
Snow Peak, Inc.(b)	1,600	26,391
Spin Master Corp.(a)	1,936	50,723
Technogym SpA(a)	4,905	43,336
Thule Group AB(a)	2,024	48,155
Tomy Co. Ltd.	4,600	45,206
Universal Entertainment Corp.*	300	5,673
Yamaha Corp.	2,800	108,086
Yonex Co. Ltd.	5,600	54,430

		1,268,765

Life Sciences Tools & Services - 0.4%
AddLife AB, Class B	6,847	71,741
Bachem Holding AG, Class B(b)	440	38,528
Biotage AB	3,690	56,743
Chemometec A/S*	902	78,483
Ergomed plc*	2,420	35,930
Eurofins Scientific SE(b)	2,050	146,364
Evotec SE*	3,042	59,435
Gerresheimer AG	1,260	92,642
Lonza Group AG (Registered)	1,148	649,253
Oxford Nanopore Technologies plc*	5,808	16,910
QIAGEN NV*	3,549	173,901
Sartorius AG (Preference)	410	182,699
Sartorius Stedim Biotech	328	113,600
Siegfried Holding AG (Registered)*	88	64,174
SKAN Group AG	451	33,429
Tecan Group AG (Registered)	220	91,472
Wuxi Biologics Cayman, Inc.*(a)	57,500	478,644

		2,383,948

Machinery - 3.4%
Aalberts NV	1,454	68,297
Alfa Laval AB	4,920	153,665
Alstom SA(b)	6,601	194,997
Amada Co. Ltd.	7,200	64,335
ANDRITZ AG	1,517	90,285
Atlas Copco AB, Class A	36,941	435,185
Atlas Copco AB, Class B	25,871	271,169
ATS Corp.*(b)	943	38,078
AutoStore Holdings Ltd.*(a)	15,006	34,389
Beijer Alma AB	2,304	45,553
Bodycote plc	11,283	90,427
Bucher Industries AG (Registered)	82	37,004
Burckhardt Compression Holding AG	132	81,176
Bystronic AG	55	41,067
Cargotec OYJ, Class B	684	34,662
CKD Corp.	23,000	352,839
CNH Industrial NV	20,213	354,530
Concentric AB	2,420	51,429
Construcciones y Auxiliar de Ferrocarriles SA	6,273	201,318
Daetwyler Holding AG	176	37,049
Daifuku Co. Ltd.	2,300	125,395

Investments	Shares	Value ($)
Daimler Truck Holding AG*	11,726	391,857
Danieli & C Officine Meccaniche SpA(b)	4,305	111,276
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	13,899	258,427
DMG Mori Co. Ltd.	2,100	31,812
Duerr AG	3,321	125,949
Ebara Corp.	1,100	46,269
Electrolux Professional AB, Class B	13,038	60,571
Epiroc AB, Class A(b)	9,440	182,943
Epiroc AB, Class B	7,339	121,933
FANUC Corp.	3,100	546,007
Fincantieri SpA*(b)	198,567	130,471
FLSmidth & Co. A/S(b)	2,870	122,429
Fluidra SA	912	16,006
Fuji Corp.	1,000	16,540
Fujitec Co. Ltd.(b)	2,400	59,149
GEA Group AG	3,034	136,251
Georg Fischer AG (Registered)	1,554	106,137
Giken Ltd.	1,200	27,175
Glory Ltd.(b)	4,200	73,184
Harmonic Drive Systems, Inc.	1,500	50,060
Hino Motors Ltd.*	10,300	43,799
Hitachi Construction Machinery Co. Ltd.	2,800	65,562
Hitachi Zosen Corp.	12,400	81,621
Hoshizaki Corp.	2,400	85,909
Husqvarna AB, Class B	7,480	63,270
IHI Corp.	2,500	75,551
IMI plc	3,784	67,408
Indutrade AB(b)	5,016	110,670
Interpump Group SpA	1,584	82,196
Interroll Holding AG (Registered)	41	126,737
Iveco Group NV*	69,700	568,187
Japan Steel Works Ltd. (The)	900	19,025
Jungheinrich AG (Preference)	3,036	119,888
Kardex Holding AG (Registered)	264	51,090
Kawasaki Heavy Industries Ltd.	2,800	63,710
KION Group AG	1,419	56,821
Komatsu Ltd.	20,100	487,643
Komax Holding AG (Registered)	176	57,565
Kone OYJ, Class B	5,904	320,858
Konecranes OYJ	1,394	45,131
Krones AG	246	28,587
Kubota Corp.(b)	16,400	244,402
Kurita Water Industries Ltd.(b)	2,500	112,269
Makino Milling Machine Co. Ltd.(b)	8,200	292,891
Makita Corp.	4,600	121,681
Manitou BF SA(b)	4,059	119,024
Max Co. Ltd.	2,800	43,600
Meidensha Corp.	15,800	233,516
Metso Outotec OYJ	12,669	144,678
MINEBEA MITSUMI, Inc.	7,311	126,099
MISUMI Group, Inc.	3,900	97,016
Mitsubishi Heavy Industries Ltd.	8,200	320,320
Mitsubishi Logisnext Co. Ltd.	4,300	23,807
Mitsuboshi Belting Ltd.	1,300	36,937
Miura Co. Ltd.	2,100	52,159
Morgan Advanced Materials plc	100,409	388,146

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Nabtesco Corp.	2,900	84,182
Nachi-Fujikoshi Corp.	8,200	246,545
NGK Insulators Ltd.	7,900	108,800
Nitta Corp.(b)	8,200	180,590
Noritake Co. Ltd.	4,100	132,416
NSK Ltd.	9,600	53,741
NTN Corp.	184,500	380,222
OC Oerlikon Corp. AG (Registered)(b)	73,062	498,213
OKUMA Corp.(b)	9,200	370,702
Organo Corp.(b)	8,200	207,136
OSG Corp.	1,600	24,902
Palfinger AG	787	23,761
Pfeiffer Vacuum Technology AG	220	40,045
Rational AG	55	35,959
Rotork plc	13,640	53,399
Sandvik AB	16,810	345,840
Schindler Holding AG	658	139,192
Schindler Holding AG (Registered)	220	44,156
SFS Group AG	220	25,143
Shibaura Machine Co. Ltd.	8,200	178,509
Skellerup Holdings Ltd.	10,736	36,980
SKF AB, Class A	1,408	24,879
SKF AB, Class B(b)	7,626	134,277
SMC Corp.	900	452,267
Spirax-Sarco Engineering plc	1,148	162,954
Stabilus SE	1,188	81,542
Stadler Rail AG	1,056	40,137
Sulzer AG (Registered)(b)	943	79,648
Sumitomo Heavy Industries Ltd.	3,300	73,006
Tadano Ltd.	8,900	65,700
Takeuchi Manufacturing Co. Ltd.(b)	12,300	270,979
Takuma Co. Ltd.	28,900	285,122
Techtronic Industries Co. Ltd.	26,500	340,101
THK Co. Ltd.(b)	1,700	35,766
Tocalo Co. Ltd.	3,800	36,146
Toyota Industries Corp.	4,100	248,122
Trelleborg AB, Class B	4,682	116,538
Troax Group AB	1,806	37,863
Tsubakimoto Chain Co.	10,400	247,514
Union Tool Co.	500	13,130
Valmet OYJ(b)	3,228	100,861
VAT Group AG(a)(b)	451	138,920
Vesuvius plc	78,597	395,752
Volvo AB, Class A	3,212	66,450
Volvo AB, Class B	34,850	688,525
Wacker Neuson SE	10,537	207,589
Wartsila OYJ Abp	5,720	54,170
Weir Group plc (The)	3,920	85,998
Yaskawa Electric Corp.	4,100	158,584

		18,248,041

Marine - 0.8%
AP Moller - Maersk A/S, Class A	65	137,690
AP Moller - Maersk A/S, Class B	123	266,029
Clarkson plc	1,408	53,302
D/S Norden A/S	8,979	481,603
Dfds A/S	11,726	439,267
Golden Ocean Group Ltd.	4,796	45,644
Gram Car Carriers ASA*	4,879	70,145

Investments	Shares	Value ($)
Hoegh Autoliners ASA	16,728	103,836
Iino Kaiun Kaisha Ltd.	36,900	259,346
Irish Continental Group plc	7,708	35,996
Kawasaki Kisen Kaisha Ltd.(b)	6,000	124,295
Kuehne + Nagel International AG (Registered)(b)	820	194,212
Mitsui OSK Lines Ltd.(b)	9,300	229,201
MPC Container Ships ASA	106,313	168,279
Nippon Yusen KK(b)	12,300	290,842
NS United Kaiun Kaisha Ltd.(b)	4,100	122,642
Odfjell SE, Class A	12,054	103,545
Pacific Basin Shipping Ltd.(b)	1,845,000	647,282
SITC International Holdings Co. Ltd.	24,000	52,295
Stolt-Nielsen Ltd.	1,435	37,569
Wallenius Wilhelmsen ASA	2,952	27,855
Wilh Wilhelmsen Holding ASA, Class A	4,368	123,323
Wilh Wilhelmsen Holding ASA, Class B	2,747	72,606

		4,086,804

Media - 1.3%
4imprint Group plc	1,517	85,535
Ascential plc*	26,292	87,005
Cogeco Communications, Inc.	6,724	346,442
CyberAgent, Inc.	6,300	58,424
Cyfrowy Polsat SA	8,140	34,414
Dentsu Group, Inc.(b)	3,800	121,704
Eutelsat Communications SA(b)	58,999	449,813
Future plc(b)	40,631	752,813
Hakuhodo DY Holdings, Inc.	4,700	50,417
Informa plc(b)	19,680	162,134
IPSOS	13,940	900,802
ITV plc	82,500	82,146
JCDecaux SE*	968	21,846
Kadokawa Corp.(b)	2,200	40,855
Mediaset Espana Comunicacion SA*	18,450	65,924
Metropole Television SA(b)	23,165	368,067
MFE-MediaForEurope NV, Class A	268,550	117,422
MFE-MediaForEurope NV, Class B(b)	79,422	53,651
Next Fifteen Communications Group plc	5,104	62,961
Nine Entertainment Co. Holdings Ltd.	10,556	15,100
Nippon Television Holdings, Inc.	2,400	19,341
oOh!media Ltd.(b)	47,520	48,051
ProSiebenSat.1 Media SE	63,427	648,896
Publicis Groupe SA	4,879	343,047
Quebecor, Inc., Class B	2,728	64,523
RTL Group SA(b)	1,056	51,082
S4 Capital plc*	22,509	60,631
Schibsted ASA, Class A	1,144	24,854
Schibsted ASA, Class B	2,493	51,816
SES SA, ADR	5,964	46,131
Seven West Media Ltd.*(b)	391,386	124,106
Shaw Communications, Inc., Class B	6,424	190,647
SKY Perfect JSAT Holdings, Inc.	48,100	185,306
Stroeer SE & Co. KGaA	620	33,903
Telenet Group Holding NV	17,138	294,081
Television Francaise 1	35,383	282,444

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
TV Asahi Holdings Corp.	8,400	86,619
TX Group AG	205	31,997
ValueCommerce Co. Ltd.	1,400	19,076
Viaplay Group AB, Class B*	1,188	29,162
Vivendi SE	9,786	104,772
WPP plc	22,796	264,869
YouGov plc	7,040	84,589

		6,967,418

Metals & Mining - 5.8%
Acerinox SA	4,674	50,376
Agnico Eagle Mines Ltd.(b)	6,970	392,495
Alamos Gold, Inc., Class A	3,983	43,819
Algoma Steel Group, Inc.(b)	33,768	282,423
Alleima AB*	77,572	386,460
Allkem Ltd.*	8,316	76,061
Altius Minerals Corp.	1,599	26,795
Alumina Ltd.(b)	42,504	46,872
AMG Advanced Metallurgical Group NV	11,480	445,601
Anglo American plc	28,864	1,231,802
Antofagasta plc	5,371	114,557
Aperam SA	1,594	62,530
ArcelorMittal SA	13,046	401,822
Argosy Minerals Ltd.*	70,684	31,628
Asahi Holdings, Inc.(b)	28,100	440,369
Aurubis AG	738	77,489
AVZ Minerals Ltd.*‡(b)	111,012	45,898
B2Gold Corp.(b)	27,675	109,302
Barrick Gold Corp.	26,978	525,948
Bekaert SA	12,423	521,601
Bellevue Gold Ltd.*(b)	49,941	42,053
BHP Group Ltd.	108,937	3,790,530
BlueScope Steel Ltd.	10,209	137,833
Boliden AB	5,863	261,796
Capricorn Metals Ltd.*(b)	19,272	61,517
Capstone Copper Corp.*(b)	118,736	581,066
Centamin plc(b)	407,417	556,995
Centerra Gold, Inc.	17,010	108,866
Chalice Mining Ltd.*(b)	18,163	82,679
Champion Iron Ltd.(b)	6,468	32,587
Daido Steel Co. Ltd.(b)	13,100	492,591
De Grey Mining Ltd.*(b)	86,240	90,546
Deterra Royalties Ltd.	23,083	79,538
Dowa Holdings Co. Ltd.	1,100	38,148
Dundee Precious Metals, Inc.	66,625	433,898
Eldorado Gold Corp.*	7,175	68,505
Endeavour Mining plc	3,438	80,798
Equinox Gold Corp.*	9,450	43,130
Eramet SA(b)	3,608	358,540
ERO Copper Corp.*	4,268	69,889
Evolution Mining Ltd.	35,786	80,693
Falcon Metals Ltd.*	1	— (e)
Ferrexpo plc	106,641	207,957
Filo Mining Corp.*(b)	4,428	78,946
First Majestic Silver Corp.	3,432	27,032
First Quantum Minerals Ltd.	9,143	211,522
Fortescue Metals Group Ltd.(b)	37,802	592,411
Fortuna Silver Mines, Inc.*(b)	9,512	36,641

Investments	Shares	Value ($)
Franco-Nevada Corp.	2,753	402,670
Fresnillo plc	3,872	39,155
Glencore plc	260,268	1,734,091
Gold Road Resources Ltd.(b)	58,958	68,341
Grange Resources Ltd.	183,065	130,932
Granges AB	36,654	305,281
Grupa Kety SA	308	35,410
Hill & Smith plc	5,236	81,220
Hudbay Minerals, Inc.(b)	75,112	435,130
IAMGOLD Corp.*	17,424	48,837
IGO Ltd.(b)	10,332	106,076
Iluka Resources Ltd.	6,916	52,632
Imdex Ltd.	25,872	45,577
ioneer Ltd.*(b)	110,528	33,490
Ivanhoe Mines Ltd., Class A*	10,250	96,020
Jastrzebska Spolka Weglowa SA*	1,189	18,420
Jervois Global Ltd.*	58,236	10,054
JFE Holdings, Inc.	12,300	161,453
K92 Mining, Inc.*(b)	16,544	95,469
KGHM Polska Miedz SA	2,288	74,144
Kinross Gold Corp.	22,985	106,627
Kobe Steel Ltd.	6,900	36,982
Labrador Iron Ore Royalty Corp.(b)	22,345	653,596
Lake Resources NL*	76,296	43,816
Liontown Resources Ltd.*(b)	27,470	30,390
Lithium Americas Corp.*(b)	2,508	62,890
Lundin Gold, Inc.	6,342	73,194
Lundin Mining Corp.(b)	12,726	96,040
Lynas Rare Earths Ltd.*	13,899	91,965
MAG Silver Corp.*(b)	4,656	63,750
Maruichi Steel Tube Ltd.	2,000	42,893
Mineral Resources Ltd.	2,952	185,006
Mitsubishi Materials Corp.	3,800	65,045
Mitsui Mining & Smelting Co. Ltd.	20,500	543,062
Newcrest Mining Ltd.	14,350	225,593
Nickel Industries Ltd.(b)	729,800	563,108
Nippon Light Metal Holdings Co. Ltd.(b)	20,500	233,934
Nippon Steel Corp.	20,215	418,927
Norsk Hydro ASA	29,930	240,740
Northern Star Resources Ltd.(b)	17,556	155,254
Novagold Resources, Inc.*	16,044	101,000
OceanaGold Corp.*	240,875	519,894
Orla Mining Ltd.*	10,780	46,373
OSAKA Titanium Technologies Co. Ltd.	1,300	36,637
Osisko Gold Royalties Ltd.	9,030	120,526
Osisko Mining, Inc.*	17,794	49,874
Outokumpu OYJ(b)	7,392	42,115
OZ Minerals Ltd.	5,248	103,248
Pan American Silver Corp.(b)	4,082	74,185
Perseus Mining Ltd.	37,802	57,004
Pilbara Minerals Ltd.*(b)	35,307	118,176
Regis Resources Ltd.(b)	23,329	35,179
Rio Tinto Ltd.	7,872	702,473
Rio Tinto plc	22,919	1,782,942
Salzgitter AG	13,366	542,033
Sandfire Resources Ltd.(b)	160,146	705,293

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sandstorm Gold Ltd.	13,772	79,679
Sanyo Special Steel Co. Ltd.	8,600	163,939
Sayona Mining Ltd.*(b)	267,529	49,014
Seabridge Gold, Inc.*	5,588	73,287
Silver Lake Resources Ltd.*	70,620	64,691
SilverCrest Metals, Inc.*	9,416	61,393
Sims Ltd.(b)	3,192	34,323
South32 Ltd.	102,254	327,122
SSAB AB, Class A	6,150	43,668
SSAB AB, Class B	9,504	64,378
SSR Mining, Inc.	3,864	65,097
Stelco Holdings, Inc.(b)	11,972	464,489
Straits Trading Co. Ltd.	53,300	97,731
Sumitomo Metal Mining Co. Ltd.	5,900	238,096
Syrah Resources Ltd.*(b)	49,077	76,081
Teck Resources Ltd., Class B	9,922	428,006
thyssenkrupp AG*	8,316	64,865
Tietto Minerals Ltd.*(b)	308,443	163,008
Toho Titanium Co. Ltd.(b)	1,700	31,518
Tokyo Steel Manufacturing Co. Ltd.	4,100	44,422
UACJ Corp.	11,100	206,815
voestalpine AG	1,880	62,070
Vulcan Energy Resources Ltd.*(b)	6,732	33,823
Wesdome Gold Mines Ltd.*	8,888	41,098
West African Resources Ltd.*(b)	352,231	276,743
Wheaton Precious Metals Corp.(b)	6,929	315,929
Yamana Gold, Inc.	17,010	102,365
Yamato Kogyo Co. Ltd.	1,300	48,983
Yodogawa Steel Works Ltd.	11,100	235,409

		30,862,763

Multiline Retail - 0.4%
B&M European Value Retail SA(b)	16,926	93,290
Canadian Tire Corp. Ltd., Class A(b)	1,164	138,003
Dollarama, Inc.(b)	4,141	246,936
Europris ASA(a)	12,997	83,474
H2O Retailing Corp.(b)	5,615	54,619
Harvey Norman Holdings Ltd.(b)	17,952	56,545
Isetan Mitsukoshi Holdings Ltd.	5,000	54,250
Izumi Co. Ltd.(b)	1,300	29,370
J Front Retailing Co. Ltd.(b)	4,100	38,085
Next plc	2,747	223,810
Pan Pacific International Holdings Corp.	8,200	150,954
Ryohin Keikaku Co. Ltd.(b)	6,000	66,162
Seria Co. Ltd.	1,000	21,923
Takashimaya Co. Ltd.	4,300	60,014
Tokmanni Group Corp.(b)	18,368	235,992
Warehouse Group Ltd. (The)(b)	30,712	51,604
Wesfarmers Ltd.	16,646	582,375

		2,187,406

Multi-Utilities - 0.6%
A2A SpA	15,990	23,948
ACEA SpA	1,552	23,699
AGL Energy Ltd.	12,344	66,541
Algonquin Power & Utilities Corp.(b)	11,661	84,769
Atco Ltd., Class I	1,064	33,761
Canadian Utilities Ltd., Class A(b)	1,628	45,118
Centrica plc	117,711	146,001

Investments	Shares	Value ($)
E.ON SE	51,127	554,487
Engie SA	40,426	571,639
Hera SpA	19,272	55,068
Iren SpA	221,523	398,890
National Grid plc	59,901	755,877
REN - Redes Energeticas Nacionais SGPS SA	10,496	28,783
Sembcorp Industries Ltd.	16,300	44,770
Telecom Plus plc	4,728	116,296
Veolia Environnement SA(b)	10,824	319,512

		3,269,159

Oil, Gas & Consumable Fuels - 6.0%
Advantage Energy Ltd.*	63,591	395,552
Africa Oil Corp.(b)	135,900	282,117
Aker BP ASA	6,319	191,818
Ampol Ltd.	5,494	118,037
ARC Resources Ltd.(b)	15,047	174,337
Athabasca Oil Corp.*	205,902	452,125
Baytex Energy Corp.*(b)	17,514	80,853
Beach Energy Ltd.	39,336	41,854
Birchcliff Energy Ltd.(b)	93,398	597,058
Boss Energy Ltd.*	21,197	38,387
BP plc	391,304	2,354,958
BRIGHTOIL*‡	50,147	—
BW Energy Ltd.*	30,750	85,893
BW LPG Ltd.(a)	4,797	39,550
Cameco Corp.	6,765	188,752
Canadian Natural Resources Ltd.(b)	24,354	1,490,607
Capricorn Energy plc*	23,656	70,710
Cardinal Energy Ltd.	6,109	35,069
Cenovus Energy, Inc.(b)	28,536	568,432
Cosmo Energy Holdings Co. Ltd.(b)	1,600	44,538
Crescent Point Energy Corp.	12,474	92,923
Denison Mines Corp.*(b)	53,196	76,145
Diversified Energy Co. plc(a)(b)	301,022	410,612
DNO ASA	22,968	28,169
Enbridge, Inc.	30,873	1,260,510
ENEOS Holdings, Inc.	73,850	263,042
Energean plc	4,182	59,980
Energy Fuels, Inc.*(b)	10,296	75,695
Enerplus Corp.	5,535	97,936
Eni SpA	52,726	809,471
Equinor ASA(b)	23,001	698,441
Etablissements Maurel et Prom SA	20,951	83,962
Euronav NV	2,829	44,458
FLEX LNG Ltd.	1,176	36,240
Freehold Royalties Ltd.(b)	5,060	60,977
Frontera Energy Corp.*	16,318	148,462
Galp Energia SGPS SA, Class B	11,726	160,143
Gaztransport Et Technigaz SA	410	45,196
Gibson Energy, Inc.(b)	1,537	27,449
Hafnia Ltd.	7,872	41,140
Harbour Energy plc	13,992	53,985
Headwater Exploration, Inc.(b)	66,625	324,549
Idemitsu Kosan Co. Ltd.	5,882	145,868
Imperial Oil Ltd.(b)	4,346	236,850
Inpex Corp.(b)	22,500	245,684
International Petroleum Corp.*(b)	32,923	354,064

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Itochu Enex Co. Ltd.(b)	16,500	141,090
Iwatani Corp.	1,397	59,943
Japan Petroleum Exploration Co. Ltd.	1,700	54,643
Karoon Energy Ltd.*	198,604	323,276
Kelt Exploration Ltd.*(b)	55,391	189,708
Keyera Corp.(b)	3,108	70,692
Koninklijke Vopak NV	1,558	46,735
MEG Energy Corp.*	4,928	81,213
Naphtha Israel Petroleum Corp. Ltd.*	10,742	54,962
Neste OYJ	6,355	302,508
New Hope Corp. Ltd.	17,010	70,239
NexGen Energy Ltd.*	22,550	108,496
Norwegian Energy Co. ASA*(b)	9,061	371,938
NuVista Energy Ltd.*(b)	60,762	507,735
Obsidian Energy Ltd.*	27,429	181,305
Oil Refineries Ltd.	56,047	19,285
OKEA ASA	13,899	46,964
Okeanis Eco Tankers Corp.*(a)	4,920	88,467
OMV AG	2,829	140,871
Pantheon Resources plc*(b)	52,080	32,154
Paramount Resources Ltd., Class A	2,772	63,901
Parex Resources, Inc.	39,811	675,774
Parkland Corp.	3,977	93,170
Paz Oil Co. Ltd.*	206	25,572
Pembina Pipeline Corp.	8,364	295,923
Peyto Exploration & Development Corp.(b)	60,598	550,870
Pipestone Energy Corp.*(b)	46,289	102,683
Polski Koncern Naftowy ORLEN SA	10,615	158,774
PrairieSky Royalty Ltd.(b)	3,977	68,134
Repsol SA(b)	32,185	527,464
Santos Ltd.	69,495	348,174
Saras SpA*	202,868	350,757
Serica Energy plc	87,043	271,111
Shell plc	153,012	4,471,977
Spartan Delta Corp.	49,651	559,264
Suncor Energy, Inc.(b)	29,192	1,010,295
Tamarack Valley Energy Ltd.(b)	153,627	554,938
TC Energy Corp.	14,965	642,967
Topaz Energy Corp.	1,763	27,337
TORM plc, Class A	1,517	38,336
TotalEnergies SE(b)	53,423	3,305,982
Tourmaline Oil Corp.(b)	6,658	309,411
Tullow Oil plc*(b)	513,894	228,642
United Energy Group Ltd.	358,000	35,167
Var Energi ASA	7,339	22,219
Vermilion Energy, Inc.	3,526	53,907
Viva Energy Group Ltd.(a)	17,630	36,151
Washington H Soul Pattinson & Co. Ltd.	2,856	57,778
Whitecap Resources, Inc.(b)	12,558	104,372
Whitehaven Coal Ltd.	16,702	98,860
Woodside Energy Group Ltd.	40,960	1,046,551

		32,161,283

Paper & Forest Products - 0.6%
Altri SGPS SA(b)	21,115	106,129
Canfor Corp.*	21,279	402,026
Daio Paper Corp.(b)	3,745	28,798

Investments	Shares	Value ($)
Ence Energia y Celulosa SA	11,726	38,460
Hokuetsu Corp.(b)	61,600	395,051
Holmen AB, Class B	1,540	63,219
Interfor Corp.*	18,286	364,665
Metsa Board OYJ, Class B	3,813	33,936
Mondi plc	10,004	187,572
Navigator Co. SA (The)	5,269	18,392
Nippon Paper Industries Co. Ltd.	41,000	304,556
Norske Skog ASA*(c)	24,436	167,094
Oji Holdings Corp.	25,400	104,690
Semapa-Sociedade de Investimento e Gestao	3,520	46,334
Stella-Jones, Inc.(b)	2,173	78,852
Stora Enso OYJ, Class R	11,644	165,599
Svenska Cellulosa AB SCA, Class A(b)	2,068	28,719
Svenska Cellulosa AB SCA, Class B	8,692	120,130
UPM-Kymmene OYJ	8,364	302,034
West Fraser Timber Co. Ltd.(b)	1,271	110,197

		3,066,453

Personal Products - 1.0%
Beiersdorf AG	1,640	198,773
Blackmores Ltd.(b)	1,320	81,499
euglena Co. Ltd.*(b)	4,400	33,801
Fancl Corp.	400	8,086
Haleon plc*	76,506	305,400
Interparfums SA	145	9,464
Jamieson Wellness, Inc.(a)	2,330	64,731
Kao Corp.	7,500	303,126
Kobayashi Pharmaceutical Co. Ltd.	900	64,432
Kose Corp.(b)	700	76,704
L’Occitane International SA	4,500	12,486
L’Oreal SA	3,813	1,565,546
Milbon Co. Ltd.	1,000	43,831
Noevir Holdings Co. Ltd.	1,000	43,908
Pola Orbis Holdings, Inc.	2,000	28,713
PZ Cussons plc	7,995	21,359
Rohto Pharmaceutical Co. Ltd.(b)	4,000	73,728
Shiseido Co. Ltd.	6,400	330,372
Unilever plc	16,330	825,967
Unilever plc	23,440	1,185,915

		5,277,841

Pharmaceuticals - 4.5%
ALK-Abello A/S*	2,640	39,235
Almirall SA	4,471	44,940
Astellas Pharma, Inc.	28,700	422,075
AstraZeneca plc	23,575	3,073,555
Bausch Health Cos., Inc.*	7,014	53,669
Bayer AG (Registered)	21,361	1,322,350
Camurus AB*	1,435	34,238
Canopy Growth Corp.*	16,113	48,665
Chugai Pharmaceutical Co. Ltd.	9,300	240,143
COSMO Pharmaceuticals NV	413	29,893
Cronos Group, Inc.*	12,505	31,489
Daiichi Sankyo Co. Ltd.	29,800	931,272
Dechra Pharmaceuticals plc	2,142	75,577
Eisai Co. Ltd.	4,500	277,243
Euroapi SA*	3,444	55,226

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Faes Farma SA	17,235	64,390
Financiere de Tubize SA(b)	264	21,217
GSK plc	61,008	1,069,072
H Lundbeck A/S, Class A*	484	1,665
Haw Par Corp. Ltd.	3,200	23,811
Hikma Pharmaceuticals plc	2,900	60,997
Hisamitsu Pharmaceutical Co., Inc.(b)	1,900	58,953
Hutchmed China Ltd.*(b)	27,388	98,455
Indivior plc*	2,993	71,667
Ipsen SA	770	80,615
JCR Pharmaceuticals Co. Ltd.(b)	2,400	29,436
Kaken Pharmaceutical Co. Ltd.(b)	1,500	43,427
Kissei Pharmaceutical Co. Ltd.	1,400	27,506
KYORIN Holdings, Inc.	4,400	58,195
Kyowa Kirin Co. Ltd.	4,300	95,559
Merck KGaA	2,091	433,861
Mochida Pharmaceutical Co. Ltd.	900	24,084
Nippon Shinyaku Co. Ltd.	1,400	71,806
Novartis AG (Registered)	36,572	3,282,424
Novo Nordisk A/S, Class B	24,846	3,420,505
Ono Pharmaceutical Co. Ltd.	8,200	178,036
Orion OYJ, Class A	352	18,847
Orion OYJ, Class B	1,404	75,006
Otsuka Holdings Co. Ltd.	8,300	265,381
Recordati Industria Chimica e Farmaceutica SpA	1,628	70,953
Roche Holding AG	10,660	3,309,676
Roche Holding AG - BR	463	168,419
Sanofi	17,548	1,708,931
Santen Pharmaceutical Co. Ltd.	4,500	34,950
Sawai Group Holdings Co. Ltd.	16,400	506,332
Shionogi & Co. Ltd.	4,400	209,198
Sosei Group Corp.*	5,200	98,046
Sumitomo Pharma Co. Ltd.	3,600	25,191
Taisho Pharmaceutical Holdings Co. Ltd.	600	25,191
Takeda Pharmaceutical Co. Ltd.	24,600	773,686
Teva Pharmaceutical Industries Ltd.*(b)	26,117	276,252
Torii Pharmaceutical Co. Ltd.	800	19,101
Towa Pharmaceutical Co. Ltd.(b)	9,400	148,035
Tsumura & Co.	900	19,170
UCB SA	2,173	177,896
Vetoquinol SA	308	28,533
Virbac SA	132	39,925
ZERIA Pharmaceutical Co. Ltd.	1,800	29,967

		23,923,937

Professional Services - 1.2%
Adecco Group AG (Registered)(b)	3,690	135,993
AFRY AB, Class B	2,640	47,506
ALS Ltd.	8,712	80,113
Applus Services SA	47,396	362,895
Arcadis NV	1,189	51,291
BayCurrent Consulting, Inc.	1,400	58,887
Benefit One, Inc.	1,000	16,356
BTS Group AB, Class B(b)	1,100	35,091
Bureau Veritas SA	4,005	114,134
Danel Adir Yeoshua Ltd.(b)	220	16,827

Investments	Shares	Value ($)
dip Corp.	1,400	41,286
DKSH Holding AG	660	55,925
en Japan, Inc.	2,000	37,833
Experian plc	14,883	541,062
Funai Soken Holdings, Inc.(b)	2,700	58,113
GlobalData plc(b)	2,508	38,749
Hays plc	34,264	52,011
Insource Co. Ltd.	3,800	42,341
Intertek Group plc	2,214	118,430
IPH Ltd.	13,904	83,278
JAC Recruitment Co. Ltd.	1,300	23,512
Marlowe plc*(b)	4,092	25,289
McMillan Shakespeare Ltd.	3,198	31,864
Meitec Corp.	2,400	44,938
Nihon M&A Center Holdings, Inc.	4,800	48,463
Nomura Co. Ltd.	6,000	43,000
Open Up Group, Inc.	4,400	64,488
Outsourcing, Inc.	36,900	284,032
Pagegroup plc	22,468	126,187
Pasona Group, Inc.	6,000	96,105
Persol Holdings Co. Ltd.	4,200	91,431
Randstad NV	2,419	154,161
Recruit Holdings Co. Ltd.	24,600	783,901
RELX plc	30,340	897,185
RWS Holdings plc	15,666	72,633
SGS SA (Registered)	82	198,585
SmartGroup Corp. Ltd.(b)	7,766	30,919
SMS Co. Ltd.	2,000	51,982
S-Pool, Inc.	4,400	26,052
Synergie SE(b)	2,870	104,107
TechnoPro Holdings, Inc.	1,100	33,961
Teleperformance	861	238,448
Thomson Reuters Corp.(b)	2,337	277,214
Tinexta Spa	1,056	28,557
UT Group Co. Ltd.	2,000	40,294
Weathernews, Inc.	500	27,068
Wolters Kluwer NV	3,895	423,651

		6,256,148

Real Estate Management & Development - 2.4%
Aeon Mall Co. Ltd.(b)	1,990	27,957
AFI Properties Ltd.*(b)	165	5,372
Africa Israel Residences Ltd.(b)	2,173	101,561
Airport City Ltd.*	1,928	30,370
Allreal Holding AG (Registered)	366	62,384
Alony Hetz Properties & Investments Ltd.	2,596	27,647
Altus Group Ltd.	2,578	110,010
Amot Investments Ltd.	5,448	31,785
Aroundtown SA(b)	20,160	55,810
Atrium Ljungberg AB, Class B(b)	792	14,093
Aura Investments Ltd.(b)	44,280	75,478
Azrieli Group Ltd.	532	34,025
Big Shopping Centers Ltd.*	287	28,655
Blue Square Real Estate Ltd.(b)	1,517	91,754
CA Immobilien Anlagen AG(b)	572	17,767
Capitaland India Trust	49,200	45,294
Capitaland Investment Ltd.	42,131	126,936
Castellum AB	4,830	65,877

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Catena AB	924	38,426
Cibus Nordic Real Estate AB	3,432	48,514
City Developments Ltd.	9,400	59,360
Citycon OYJ*(b)	30,873	232,193
CK Asset Holdings Ltd.	41,000	262,051
Colliers International Group, Inc.	748	80,011
Corem Property Group AB, Class B(b)	193,438	176,536
Daito Trust Construction Co. Ltd.	1,000	98,581
Daiwa House Industry Co. Ltd.	15,300	366,014
Deutsche Wohnen SE	1,012	23,795
Dios Fastigheter AB(b)	7,480	56,762
DREAM Unlimited Corp., Class A	1,584	33,203
Electra Real Estate Ltd.(b)	8,282	92,348
Entra ASA(a)	2,068	24,307
ESR Group Ltd.(a)(b)	32,800	65,612
Fabege AB	5,412	50,958
Far East Consortium International Ltd.(b)	451,000	117,949
Fastighets AB Balder, Class B*	12,348	63,156
FastPartner AB, Class A	3,124	25,362
FirstService Corp.	676	96,333
G City Ltd.(b)	28,290	109,625
Gav-Yam Lands Corp. Ltd.	593	4,767
Goldcrest Co. Ltd.(b)	4,100	51,264
Grainger plc	41,287	131,951
Grand City Properties SA(b)	2,508	26,612
Great Eagle Holdings Ltd.(b)	83,451	200,362
GuocoLand Ltd.	100,000	124,016
Hang Lung Group Ltd.	238,000	439,046
Hang Lung Properties Ltd.	44,000	82,852
Heba Fastighets AB, Class B	5,280	19,265
Heiwa Real Estate Co. Ltd.	1,300	37,087
Henderson Land Development Co. Ltd.	33,239	122,761
Hiag Immobilien Holding AG	355	31,916
Ho Bee Land Ltd.	76,800	138,484
Hufvudstaden AB, Class A	2,610	39,213
Hulic Co. Ltd.(b)	13,400	109,636
Hysan Development Co. Ltd.	19,000	63,870
Ichigo, Inc.	5,500	12,561
IES Holdings Ltd.	943	61,048
Intershop Holding AG	76	50,708
Israel Canada T.R Ltd.(b)	45,838	119,853
Israel Land Development Co. Ltd. (The)(b)	6,478	74,839
Isras Investment Co. Ltd.	136	26,460
IWG plc*	41,041	93,750
Jeudan A/S(b)	3,403	130,162
K Wah International Holdings Ltd.	546,089	203,428
Katitas Co. Ltd.	1,100	26,772
Kerry Properties Ltd.	16,500	41,805
Kojamo OYJ	1,980	30,320
Kowloon Development Co. Ltd.(b)	123,000	130,084
LEG Immobilien SE	1,353	105,181
Lendlease Corp. Ltd.(b)	14,582	88,264
Levinstein Properties Ltd.(b)	533	13,296
Lifestyle Communities Ltd.	5,148	70,846
Mega Or Holdings Ltd., REIT(b)	1,085	29,971
Melisron Ltd.	460	31,963
Mitsubishi Estate Co. Ltd.	20,500	263,491

Investments	Shares	Value ($)
Mitsui Fudosan Co. Ltd.	12,300	229,930
Mivne Real Estate KD Ltd.(b)	14,248	45,439
Mobimo Holding AG (Registered)	352	90,035
Morguard Corp.	1,353	118,960
Neobo Fastigheter AB*‡(b)	2,274	4,246
New World Development Co. Ltd.	33,590	100,274
Nexity SA	17,179	517,552
Nomura Real Estate Holdings, Inc.	1,400	30,789
NP3 Fastigheter AB	396	8,718
Nyfosa AB	2,684	23,252
OUE Ltd.	90,000	86,963
PATRIZIA SE	3,248	40,072
PEXA Group Ltd.*	3,609	33,086
Platzer Fastigheter Holding AB, Class B	3,080	26,917
Prashkovsky Investments and Construction Ltd.(b)	1,672	44,976
Property & Building Corp. Ltd.*	984	61,567
PSP Swiss Property AG (Registered)	531	65,830
Relo Group, Inc.	2,270	38,245
Sagax AB, Class B	2,420	59,889
Samhallsbyggnadsbolaget i Norden AB(b)	22,748	41,271
SAMTY Co. Ltd.	12,600	198,527
Savills plc(b)	51,373	616,958
Sino Land Co. Ltd.	72,691	94,405
Sirius Real Estate Ltd.	417,175	433,979
Starts Corp., Inc.	12,300	243,456
StorageVault Canada, Inc.	12,833	61,840
Sumitomo Realty & Development Co. Ltd.	11,200	271,807
Summit Real Estate Holdings Ltd.	574	8,096
Sun Hung Kai Properties Ltd.	34,500	488,987
Swire Pacific Ltd., Class A	10,500	96,179
Swire Properties Ltd.	24,800	69,605
Swiss Prime Site AG (Registered)	1,227	108,711
TAG Immobilien AG	62,771	535,495
Tokyo Tatemono Co. Ltd.	5,200	64,218
Tokyu Fudosan Holdings Corp.	11,200	56,583
Tosei Corp.	8,200	93,259
Tricon Residential, Inc.	4,830	41,808
UOL Group Ltd.	6,799	36,107
VGP NV(b)	738	73,418
Villar International Ltd.	1,599	76,261
Vitania Ltd.(b)	8,200	61,700
Vonovia SE	17,671	496,486
Wallenstam AB, Class B	8,888	40,595
Wharf Holdings Ltd. (The)	17,000	44,243
Wharf Real Estate Investment Co. Ltd.	25,000	142,884
Wihlborgs Fastigheter AB	7,304	59,856
Wing Tai Holdings Ltd.	24,000	28,120
Yanlord Land Group Ltd.	196,800	166,202
YH Dimri Construction & Development Ltd.(b)	452	29,039

		12,708,610

Road & Rail - 1.3%
ALD SA(a)	2,214	27,748
Aurizon Holdings Ltd.	31,840	82,789

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Canadian National Railway Co.	9,266	1,099,823
Canadian Pacific Railway Ltd.	13,940	1,097,147
Central Japan Railway Co.	2,900	353,232
ComfortDelGro Corp. Ltd.	18,400	16,799
East Japan Railway Co.	5,500	306,202
Firstgroup plc	31,646	42,232
Fukuyama Transporting Co. Ltd.	13,300	342,101
Hamakyorex Co. Ltd.	4,100	102,307
Hankyu Hanshin Holdings, Inc.	4,300	127,467
Keikyu Corp.	5,700	58,953
Keio Corp.	1,800	65,816
Keisei Electric Railway Co. Ltd.	2,900	84,294
Kelsian Group Ltd.	13,288	54,589
Kintetsu Group Holdings Co. Ltd.	2,200	71,475
Kyushu Railway Co.	2,100	47,008
MTR Corp. Ltd.	25,264	135,046
Mullen Group Ltd.(b)	30,709	324,040
Nagoya Railroad Co. Ltd.	4,400	72,575
Nankai Electric Railway Co. Ltd.(b)	3,000	65,124
National Express Group plc*	17,136	28,100
Nikkon Holdings Co. Ltd.(b)	23,100	442,478
Nishi-Nippon Railroad Co. Ltd.	1,100	20,233
NTG Nordic Transport Group A/S*(b)	792	32,143
Odakyu Electric Railway Co. Ltd.	4,600	60,204
Redde Northgate plc	85,649	457,620
Sankyu, Inc.	1,333	52,174
Seibu Holdings, Inc.	6,700	75,014
Seino Holdings Co. Ltd.	3,100	30,846
Senko Group Holdings Co. Ltd.(b)	48,700	375,235
Sixt SE	308	38,100
Sixt SE (Preference)	298	22,590
Stef SA(b)	1,230	129,309
TFI International, Inc.	1,271	141,154
Tobu Railway Co. Ltd.	4,000	93,660
Tokyu Corp.(b)	8,300	106,459
Trancom Co. Ltd.(b)	900	51,351
West Japan Railway Co.	4,100	171,352

		6,904,789

Semiconductors & Semiconductor Equipment - 2.0%
Advantest Corp.	3,100	219,309
AEM Holdings Ltd.	13,200	34,749
AIXTRON SE	2,337	69,138
Alphawave IP Group plc*(b)	19,492	22,821
ams-OSRAM AG*	91,840	848,477
ASM International NV	656	219,577
ASML Holding NV	6,150	4,024,890
ASMPT Ltd.	5,000	41,175
BE Semiconductor Industries NV	1,470	104,219
Disco Corp.(b)	400	119,036
Elmos Semiconductor SE	410	27,741
Ferrotec Holdings Corp.	16,400	405,444
Infineon Technologies AG	20,131	719,630
Japan Material Co. Ltd.	2,500	46,580
Lasertec Corp.(b)	1,300	255,212
Megachips Corp.	5,100	105,651
Melexis NV	495	52,415
Meyer Burger Technology AG*(b)	160,380	113,117

Investments	Shares	Value ($)
Mimasu Semiconductor Industry Co. Ltd.	4,600	90,447
Nordic Semiconductor ASA*	3,828	60,324
Nova Ltd.*	352	31,630
Optorun Co. Ltd.	2,900	56,731
REC Silicon ASA*(b)	22,352	31,665
Renesas Electronics Corp.*	22,900	234,115
Rohm Co. Ltd.	1,600	127,094
Rorze Corp.(b)	400	30,359
Sanken Electric Co. Ltd.	1,600	90,061
SCREEN Holdings Co. Ltd.	1,100	80,949
Shinko Electric Industries Co. Ltd.	1,400	38,863
Siltronic AG	5,699	471,632
SMA Solar Technology AG*	1,100	92,705
SOITEC*	369	55,524
STMicroelectronics NV	10,168	476,062
SUMCO Corp.	5,700	83,717
Tokyo Electron Ltd.	2,500	868,353
Tokyo Seimitsu Co. Ltd.(b)	1,600	54,627
Tower Semiconductor Ltd.*	2,139	89,758
Tri Chemical Laboratories, Inc.(b)	1,800	32,292
Ulvac, Inc.	1,000	46,292
X-Fab Silicon Foundries SE*(a)	16,933	147,305

		10,719,686

Software - 1.2%
Altium Ltd.(b)	1,716	46,819
Appier Group, Inc.*(b)	4,100	51,768
Atoss Software AG	176	31,042
BlackBerry Ltd.*(b)	8,682	36,957
BrainChip Holdings Ltd.*(b)	89,100	39,554
Bytes Technology Group plc	10,736	51,150
Constellation Software, Inc.	287	505,618
Crayon Group Holding ASA*(a)	4,100	40,987
Dassault Systemes SE	10,549	390,217
Descartes Systems Group, Inc. (The)*	1,375	100,058
Digital Arts, Inc.	1,000	44,215
Docebo, Inc.*(b)	1,100	41,944
Dye & Durham Ltd.	3,388	54,031
Enghouse Systems Ltd.(b)	2,552	75,603
Fortnox AB	7,995	40,167
Freee KK*(b)	1,200	31,281
Fuji Soft, Inc.	700	41,609
GB Group plc	17,999	78,220
Hansen Technologies Ltd.	15,092	56,682
Hilan Ltd.	287	13,912
IRESS Ltd.(b)	6,556	45,735
Kape Technologies plc*	69,249	213,131
Kinaxis, Inc.*	520	60,268
Learning Technologies Group plc	20,240	34,934
Lectra	1,188	49,351
Lightspeed Commerce, Inc.*(b)	2,184	39,397
Magic Software Enterprises Ltd.	2,288	37,060
Micro Focus International plc‡	126,854	830,824
Money Forward, Inc.*	1,100	40,052
Nemetschek SE	884	46,919
Nice Ltd.*	985	202,676
Open Text Corp.	4,346	145,361
Oracle Corp. Japan	800	54,504

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
QT Group OYJ*(b)	308	17,943
Rakus Co. Ltd.	1,600	21,580
Sage Group plc (The)	15,375	147,034
Sansan, Inc.*	4,100	50,350
SAP SE	16,687	1,964,162
SimCorp A/S(b)	660	45,960
Sinch AB*(a)	14,637	59,940
Software AG	2,352	65,290
Systena Corp.	7,600	24,253
TeamViewer AG*(c)	8,274	115,739
Technology One Ltd.(b)	5,166	52,710
Temenos AG (Registered)	1,160	82,043
TomTom NV*(b)	6,776	47,944
Trend Micro, Inc.*(b)	2,500	122,842
Truecaller AB, Class B*(b)	3,168	11,196
Vitec Software Group AB, Class B	1,025	43,272
WiseTech Global Ltd.(b)	3,239	138,174

		6,582,478

Specialty Retail - 1.4%
ABC-Mart, Inc.	700	37,625
Accent Group Ltd.(b)	42,845	66,118
Alpen Co. Ltd.(b)	4,600	68,622
Aritzia, Inc.*	1,716	61,716
Autobacs Seven Co. Ltd.	2,100	23,334
Bic Camera, Inc.	4,200	39,596
Bilia AB, Class A	22,427	257,905
Carasso Motors Ltd.	11,193	71,231
CECONOMY AG	60,147	146,323
Currys plc(b)	383,391	305,615
DCM Holdings Co. Ltd.(b)	45,100	410,268
Delek Automotive Systems Ltd.	2,436	29,947
Dufry AG (Registered)*	1,188	54,076
Dunelm Group plc	6,478	92,910
Eagers Automotive Ltd.(b)	4,180	33,637
EDION Corp.(b)	28,700	283,149
Fast Retailing Co. Ltd.(b)	1,000	603,022
Fenix Outdoor International AG(b)	369	34,116
Fielmann AG	607	22,796
Fnac Darty SA(b)	7,093	262,376
Fox Wizel Ltd.(b)	123	11,049
Frasers Group plc*	4,620	44,535
H & M Hennes & Mauritz AB, Class B	10,660	130,447
Hikari Tsushin, Inc.	400	56,811
Hornbach Holding AG & Co. KGaA	3,239	285,990
Hour Glass Ltd. (The)	98,400	155,721
IDOM, Inc.	19,600	125,849
Industria de Diseno Textil SA	17,220	535,245
JB Hi-Fi Ltd.(b)	1,722	58,705
JD Sports Fashion plc	44,135	88,430
JINS Holdings, Inc.	900	26,991
Joyful Honda Co. Ltd.	2,000	28,636
Kingfisher plc	41,944	144,068
Kohnan Shoji Co. Ltd.(b)	9,700	249,129
Komeri Co. Ltd.	12,300	251,779
K’s Holdings Corp.	6,100	53,802
Leon’s Furniture Ltd.	9,471	133,439
Lovisa Holdings Ltd.(b)	2,583	47,851
Luk Fook Holdings International Ltd.	123,672	428,357

Investments	Shares	Value ($)
MEKO AB	14,965	165,376
Musti Group OYJ*	2,068	34,902
Nick Scali Ltd.(b)	6,996	58,910
Nishimatsuya Chain Co. Ltd.(b)	13,600	161,052
Nitori Holdings Co. Ltd.	1,600	210,389
Nojima Corp.	24,600	263,129
Pet Valu Holdings Ltd.(b)	1,716	51,171
Pets at Home Group plc	19,950	86,551
Premier Investments Ltd.(b)	1,517	29,653
Sanrio Co. Ltd.	1,800	68,376
Shimamura Co. Ltd.	500	46,945
Super Retail Group Ltd.(b)	5,324	47,532
T-Gaia Corp.	5,100	65,061
USS Co. Ltd.	1,500	24,580
Watches of Switzerland Group plc*(c)	3,344	39,027
WH Smith plc(b)	7,134	140,127
Yamada Holdings Co. Ltd.	17,300	62,791
Yellow Hat Ltd.	12,500	170,806

		7,487,594

Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd.	3,800	58,733
Canon, Inc.(b)	21,600	480,517
Eizo Corp.	5,600	156,100
Elecom Co. Ltd.	1,600	16,708
FUJIFILM Holdings Corp.	6,400	336,425
Konica Minolta, Inc.(b)	14,200	59,183
Logitech International SA (Registered)	2,899	168,244
MCJ Co. Ltd.	24,600	190,679
Melco Holdings, Inc.	2,900	74,593
Ricoh Co. Ltd.	12,700	98,147
Riso Kagaku Corp.	1,700	28,249
Seiko Epson Corp.	8,200	126,552
Toshiba TEC Corp.	1,100	31,128
Wacom Co. Ltd.(b)	8,800	43,105

		1,868,363

Textiles, Apparel & Luxury Goods - 1.9%
adidas AG	2,706	433,128
Asics Corp.	3,400	80,265
Brunello Cucinelli SpA	660	54,655
Burberry Group plc	6,191	187,571
Canada Goose Holdings, Inc.*	2,464	59,423
Chow Sang Sang Holdings International Ltd.	143,000	217,823
Cie Financiere Richemont SA (Registered)	7,995	1,221,767
Coats Group plc(b)	564,488	505,222
Crystal International Group Ltd.(a)	127,500	40,502
Delta Galil Ltd.(b)	378	14,845
Descente Ltd.(b)	1,200	32,942
Dr. Martens plc	8,536	16,309
Gildan Activewear, Inc.	2,703	84,512
Goldwin, Inc.(b)	1,000	75,820
Hermes International	533	992,463
HUGO BOSS AG	1,232	83,251
Japan Wool Textile Co. Ltd. (The)	22,900	170,106
Kering SA	1,107	685,888
LPP SA	24	55,959

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	3,977	3,455,377
Moncler SpA	3,444	213,948
New Wave Group AB, Class B	2,552	57,183
Pandora A/S	2,091	172,780
Puma SE	1,640	111,071
Samsonite International SA*(a)	24,600	72,966
Seiko Group Corp.	1,200	26,945
Stella International Holdings Ltd.	144,000	145,313
Swatch Group AG (The)(b)	451	161,894
Swatch Group AG (The) (Registered)	792	51,636
Tod’s SpA*	245	9,536
Wacoal Holdings Corp.	3,900	73,085
Yue Yuen Industrial Holdings Ltd.	266,500	436,543

		10,000,728

Thrifts & Mortgage Finance - 0.6%
Aareal Bank AG*	3,608	128,369
Deutsche Pfandbriefbank AG(a)	46,002	417,170
EQB, Inc.(b)	9,020	445,744
First National Financial Corp.	1,452	42,732
Helia Group Ltd.	98,810	194,954
Home Capital Group, Inc.(b)	14,309	454,894
Liberty Financial Group Ltd.(a)(b)	27,280	76,123
OSB Group plc	128,002	859,617
Paragon Banking Group plc	85,321	631,282

		3,250,885

Tobacco - 0.6%
British American Tobacco plc	48,421	1,845,559
Imperial Brands plc	20,459	511,550
Japan Tobacco, Inc.(b)	24,600	502,234
Scandinavian Tobacco Group A/S(a)(b)	20,746	359,204

		3,218,547

Trading Companies & Distributors - 2.3%
AddTech AB, Class B	4,180	66,434
Ashtead Group plc	6,601	431,842
Azelis Group NV	1,148	30,895
BayWa AG	336	15,272
Beijer Ref AB	4,576	70,237
Bossard Holding AG (Registered), Class A	220	55,673
Brenntag SE	2,055	152,568
Bufab AB	968	25,009
Bunzl plc	5,576	203,879
Diploma plc	1,364	45,843
Ferguson plc	2,993	418,580
Finning International, Inc.	2,562	72,078
Grafton Group plc	75,973	859,263
Hanwa Co. Ltd.(b)	15,100	477,808
Howden Joinery Group plc	11,508	97,812
IMCD NV	984	155,011
Inaba Denki Sangyo Co. Ltd.	3,500	75,735
Inabata & Co. Ltd.	16,400	316,915
ITOCHU Corp.(b)	32,800	1,055,038
Japan Pulp & Paper Co. Ltd.	4,100	172,771
Kanamoto Co. Ltd.	12,300	213,095
Kanematsu Corp.	28,700	349,577
Kloeckner & Co. SE	28,167	296,119

Investments	Shares	Value ($)
KPP Group Holdings Co. Ltd.	20,500	139,194
Marubeni Corp.	35,800	436,747
Mitsubishi Corp.	32,800	1,093,628
Mitsui & Co. Ltd.	35,500	1,042,793
MonotaRO Co. Ltd.	5,600	84,143
Nagase & Co. Ltd.	2,200	35,323
Nippon Steel Trading Corp.	4,700	333,946
Nishio Rent All Co. Ltd.	8,500	204,256
OEM International AB, Class B	32,062	237,331
Reece Ltd.(b)	3,403	38,583
Rexel SA*	4,641	102,118
Richelieu Hardware Ltd.	2,684	79,594
RS GROUP plc	5,808	67,212
Russel Metals, Inc.(b)	21,812	529,791
Scope Metals Group Ltd.*(b)	1,968	72,900
Seven Group Holdings Ltd.(b)	3,036	48,498
Sojitz Corp.	3,999	78,999
Sumitomo Corp.	26,800	478,730
Theme International Holdings Ltd.*(b)	1,640,000	213,407
Thermador Groupe(b)	396	39,739
Toromont Industries Ltd.	1,230	97,978
Toyota Tsusho Corp.	5,000	209,927
Travis Perkins plc	74,538	931,402
Trusco Nakayama Corp.	1,800	29,344
Yamazen Corp.	28,700	234,155
Yellow Cake plc*(a)	7,602	38,970

		12,556,162

Transportation Infrastructure - 0.4%
Aena SME SA*(a)	1,025	153,065
Aeroports de Paris*	555	85,742
Atlas Arteria Ltd.(b)	13,979	67,573
Auckland International Airport Ltd.*	22,332	122,673
Dalrymple Bay Infrastructure Ltd.(b)	86,059	150,391
Enav SpA(a)	12,657	58,119
Flughafen Zurich AG (Registered)*	320	57,922
Fraport AG Frankfurt Airport Services Worldwide*	890	50,320
Getlink SE	6,888	116,176
Hamburger Hafen und Logistik AG	1,220	17,172
Japan Airport Terminal Co. Ltd.*(b)	1,200	62,286
Kamigumi Co. Ltd.	3,100	63,218
Mitsubishi Logistics Corp.	1,700	39,544
Port of Tauranga Ltd.	5,225	21,205
Qube Holdings Ltd.(b)	36,652	79,030
SATS Ltd.*	19,000	43,657
Sumitomo Warehouse Co. Ltd. (The)(b)	24,600	377,006
Transurban Group	46,879	456,190
Westshore Terminals Investment Corp.(b)	1,647	30,253

		2,051,542

Water Utilities - 0.1%
Pennon Group plc	2,970	33,547
Severn Trent plc	3,854	133,610
United Utilities Group plc	10,455	136,177

		303,334

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.6%
Airtel Africa plc(a)	34,804	50,217
Cellcom Israel Ltd.*	4,961	25,527
Freenet AG	2,198	53,233
KDDI Corp.	24,600	767,822
Millicom International Cellular SA, SDR*	3,036	51,804
Okinawa Cellular Telephone Co.	8,200	198,308
Orange Belgium SA*	1,188	21,418
Rogers Communications, Inc., Class B(b)	4,797	232,561
SoftBank Corp.	41,000	468,657
SoftBank Group Corp.	17,782	840,114
StarHub Ltd.	61,500	53,342
Tele2 AB, Class B	8,052	69,370
Vodafone Group plc	578,920	663,674

		3,496,047

TOTAL COMMON STOCKS (COST $455,401,660)		519,367,415

CLOSED END FUNDS - 0.0%(f)
Independent Power and Renewable Electricity Producers - 0.0%(f)
Renewables Infrastructure Group Ltd. (The) (Cost $50,126)	34,059	54,593

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(f)

Commercial Services & Supplies - 0.0%(f)
Veridis Environment Ltd., expiring 1/18/2023, price 27.40 ILS*‡ (b)	14	3

Construction & Engineering - 0.0%(f)
ACS Actividades de Construccion y Servicios SA, expiring 2/3/2023, price 0.48 EUR*(b)	3,133	1,588

Real Estate Management & Development - 0.0%
S IMMO AG, expiring 12/31/2023, price 1.00 EUR*‡	2,564	—

TOTAL RIGHTS (Cost $1,610)		1,591

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/2/2030*‡(b) (Cost $–)	10,785	—

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 1.3%

REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $3,510,547, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $3,564,709	3,510,130	3,510,130
National Bank of Canada, 4.32%, dated 1/31/2023, due 2/7/2023, repurchase price $3,002,520, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.13%, maturing 4/15/2023 - 8/15/2052; total market value $3,055,426	3,000,000	3,000,000
TD Prime Services LLC, 4.40%, dated 1/31/2023, due 2/1/2023, repurchase price $379,440, collateralized by various Common Stocks; total market value $422,911	379,394	379,394

		6,889,524

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $6,889,524)		6,889,524

Total Investments - 98.4% (Cost $462,342,920)		526,313,123
Other assets less liabilities - 1.6%		8,589,770

Net Assets - 100.0%		534,902,893

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $75,570,592, collateralized in the form of cash with a value of $6,889,524 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $54,038,534 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 9, 2023 – November 15, 2052 and $20,962,637 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from February 22, 2023 – June 30, 2120; a total value of $81,890,695.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Amount represents less than one share.
(e)	Amount less than one dollar.
(f)	Represents less than 0.05% of net assets.
(g)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $6,889,524.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	115	03/17/2023	EUR	$5,209,402	$258,425
FTSE 100 Index	33	03/17/2023	GBP	3,148,335	104,870
Nikkei 225 Index	37	03/09/2023	JPY	3,886,501	(44,164)
S&P/TSX 60 Index	13	03/16/2023	CAD	2,443,242	83,174
SPI 200 Index	12	03/16/2023	AUD	1,569,608	61,474

					$463,779

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	1,388,017	Citibank NA	USD	932,093	03/15/2023	$47,511
CAD	379,642	Morgan Stanley	USD	277,990	03/15/2023	6,602
CAD	1,004,150	UBS AG	USD	734,108	03/15/2023	18,635
EUR	678,361	Morgan Stanley	USD	719,648	03/15/2023	18,965
EUR	467,687	UBS AG	USD	500,073	03/15/2023	9,153
GBP	823,203	Citibank NA	USD	1,005,912	03/15/2023	8,424
JPY	371,427,409	Goldman Sachs & Co.	USD	2,866,855	03/15/2023	4,805
SGD	143,900	BNP Paribas SA	USD	106,424	03/15/2023	3,151

Total unrealized appreciation						$117,246

HKD	362,598	Bank of New York Mellon (The)	USD	46,648	03/15/2023	$(296)
ILS	366,970	Goldman Sachs & Co.	USD	107,621	03/15/2023	(1,278)
NOK	1,450,557	Bank of New York Mellon (The)	USD	147,342	03/15/2023	(1,846)
SEK	4,244,576	UBS AG	USD	412,539	03/15/2023	(6,241)
USD	380,734	JPMorgan Chase Bank NA	AUD	563,969	03/15/2023	(17,292)
USD	358,618	BNP Paribas SA	CHF	330,788	03/15/2023	(2,972)
USD	25,652	UBS AG	DKK	178,253	03/15/2023	(445)
USD	39,268	Toronto-Dominion Bank (The)	JPY	5,319,111	03/15/2023	(1,857)
USD	453,131	Citibank NA	NZD	711,055	03/15/2023	(6,548)
USD	315,017	JPMorgan Chase Bank NA	SEK	3,314,767	03/15/2023	(2,278)

Total unrealized depreciation						$(41,053)

Net unrealized appreciation						$76,193

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	6.2%
Austria	0.3
Belgium	1.0
Canada	10.4
Denmark	2.0
Finland	1.0
France	7.8
Germany	6.0
Hong Kong	2.6
Ireland	0.4
Israel	1.1
Italy	2.6
Japan	23.8
Netherlands	3.1
New Zealand	0.3
Norway	1.1
Poland	0.4
Portugal	0.2
Singapore	1.4
Spain	1.9
Sweden	3.3
Switzerland	6.0
United Kingdom	14.1
United States	0.1
Other[1]	2.9

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.1%
Closed End Funds	0.0	†
Rights	0.0	†
Warrants	—
Securities Lending Reinvestments	1.3
Others(1)	1.6

	100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Aerospace & Defense - 0.2%
AECC Aviation Power Co. Ltd., Class A	4,700	31,544
Aselsan Elektronik Sanayi ve Ticaret A/S	6,972	21,053
AVIC Electromechanical Systems Co. Ltd., Class A	5,300	8,636
AviChina Industry & Technology Co. Ltd., Class H(a)	81,000	42,057
Bharat Dynamics Ltd.(b)	705	8,135
Bharat Electronics Ltd.	61,932	71,775
Data Patterns India Ltd.	1,225	20,821
Embraer SA*	9,400	30,186
Hanwha Aerospace Co. Ltd.*	882	57,568
Hanwha Systems Co. Ltd.*	689	7,467
Hindustan Aeronautics Ltd.(b)	1,708	53,220
Korea Aerospace Industries Ltd.*	1,176	45,921
Kuang-Chi Technologies Co. Ltd., Class A	5,600	15,225
LIG Nex1 Co. Ltd.*	250	16,399
Mazagon Dock Shipbuilders Ltd.	1,175	11,377
United Aircraft Corp. PAO*‡	25,155,036	—

		441,384

Air Freight & Logistics - 0.2%
Agility Public Warehousing Co. KSC	27,701	53,633
Allcargo Logistics Ltd.	1,900	9,718
Aramex PJSC	32,940	32,464
Blue Dart Express Ltd.	94	7,246
Hyundai Glovis Co. Ltd.	686	92,391
JD Logistics, Inc.*(b)	29,400	64,962
Kerry Express Thailand PCL, NVDR*	8,700	4,850
Kerry TJ Logistics Co. Ltd.	8,000	10,391
SF Holding Co. Ltd., Class A	7,300	63,353
Sinotrans Ltd., Class A	4,700	2,782
Sinotrans Ltd., Class H	47,000	16,189
YTO Express Group Co. Ltd., Class A	4,700	14,600
Yunda Holding Co. Ltd., Class A	5,800	12,687
ZTO Express Cayman, Inc.	7,350	207,038

		592,304

Airlines - 0.3%
Aeroflot PJSC*‡	74,029	—
Air Arabia PJSC	34,310	20,550
Asiana Airlines, Inc.*	13,573	168,588
Azul SA (Preference)*	11,700	27,231
China Airlines Ltd.	61,000	39,414
China Eastern Airlines Corp. Ltd., Class A*	14,300	11,365
China Eastern Airlines Corp. Ltd., Class H*(a)	46,000	18,427

Investments	Shares	Value ($)
China Southern Airlines Co. Ltd., Class A*	14,100	15,296
China Southern Airlines Co. Ltd., Class H*(a)	24,000	15,921
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	36,400	40,698
Eva Airways Corp.	52,798	50,996
Hanjin Kal Corp.*	273	9,076
InterGlobe Aviation Ltd.*(b)	1,875	48,615
Jazeera Airways Co. KSCP	4,053	21,510
Jeju Air Co. Ltd.*	1,962	25,962
Jin Air Co. Ltd.*	658	9,321
Korean Air Lines Co. Ltd.*	5,096	100,323
Pegasus Hava Tasimaciligi A/S*	1,081	28,395
Turk Hava Yollari AO*	19,635	143,631

		795,319

Auto Components - 1.1%
Apollo Tyres Ltd.	4,465	17,505
Asahi India Glass Ltd.	4,900	30,383
Balkrishna Industries Ltd.	1,715	46,498
Bharat Forge Ltd.	3,871	41,300
Bosch Ltd.	204	42,401
Ceat Ltd.	799	15,342
Cheng Shin Rubber Industry Co. Ltd.	49,000	56,303
Depo Auto Parts Ind Co. Ltd.	49,000	122,724
DN Automotive Corp.	1,519	80,278
Endurance Technologies Ltd.(b)	350	6,290
Exide Industries Ltd.	15,150	33,442
Fuyao Glass Industry Group Co. Ltd., Class A	4,800	27,733
Fuyao Glass Industry Group Co. Ltd., Class H(b)	8,400	41,311
Hankook & Co. Co Ltd.*	907	9,896
Hankook Tire & Technology Co. Ltd.*	2,492	65,648
Hanon Systems	2,756	20,450
HL Mando Co. Ltd.*	1,045	37,752
Hota Industrial Manufacturing Co. Ltd.	12,134	29,097
Huayu Automotive Systems Co. Ltd., Class A	9,400	25,347
Hyundai Mobis Co. Ltd.	1,911	318,810
Hyundai Wia Corp.*	583	25,321
Iljin Hysolus Co. Ltd.*	383	10,307
Kenda Rubber Industrial Co. Ltd.	37,000	38,140
Kordsa Teknik Tekstil A/S	2,068	8,333
Kumho Tire Co., Inc.*	41,748	107,607
Mahindra CIE Automotive Ltd.	1,715	8,263
Minth Group Ltd.	12,000	35,058
Motherson Sumi Wiring India Ltd.	30,126	18,919
MRF Ltd.	38	42,147
Myoung Shin Industrial Co. Ltd.*	10,584	145,640
Nan Kang Rubber Tire Co. Ltd.*	14,000	15,853
Nexen Tire Corp.*	13,049	70,976
Nexteer Automotive Group Ltd.(a)	343,000	248,546

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ningbo Tuopu Group Co. Ltd., Class A	1,200	12,623
Samvardhana Motherson International Ltd.	38,364	35,354
Sebang Global Battery Co. Ltd.*	2,303	88,620
SL Corp.*	550	11,453
SNT Motiv Co. Ltd.	3,038	112,587
Sona Blw Precision Forgings Ltd.(b)	2,550	14,006
Sri Trang Agro-Industry PCL, NVDR	283,900	188,349
Sundram Fasteners Ltd.	1,504	18,085
Tianneng Power International Ltd.(a)	262,000	387,725
Tong Yang Industry Co. Ltd.	19,000	28,476
Tube Investments of India Ltd.	1,715	54,634
Tung Thih Electronic Co. Ltd.	1,000	4,929
UNO Minda Ltd.	3,740	22,277
Weifu High-Technology Group Co. Ltd., Class A	4,700	12,973

		2,835,711

Automobiles - 2.0%
Astra International Tbk. PT	573,300	229,473
Bajaj Auto Ltd.	1,151	53,642
BYD Co. Ltd., Class A	2,600	109,973
BYD Co. Ltd., Class H	13,000	406,325
China Motor Corp.	98,000	197,142
Chongqing Changan Automobile Co. Ltd., Class A	17,108	35,776
Chongqing Changan Automobile Co. Ltd., Class B	37,590	18,894
Dongfeng Motor Group Co. Ltd., Class H	882,000	524,347
DRB-Hicom Bhd.	23,500	9,696
Eicher Motors Ltd.	2,470	98,384
Ford Otomotiv Sanayi A/S	1,808	49,029
Geely Automobile Holdings Ltd.(a)	147,000	237,044
Great Wall Motor Co. Ltd., Class A	4,700	21,521
Great Wall Motor Co. Ltd., Class H(a)	49,000	68,763
Guangzhou Automobile Group Co. Ltd., Class A	13,500	23,436
Guangzhou Automobile Group Co. Ltd., Class H	64,000	45,886
Hero MotoCorp Ltd.	2,107	71,064
Hyundai Motor Co.	4,116	558,022
Hyundai Motor Co. (2nd Preference)	1,127	78,592
Hyundai Motor Co. (3rd Preference)	54	3,647
Hyundai Motor Co. (Preference)	650	45,328
Karsan Otomotiv Sanayii ve Ticaret A/S*	13,583	6,643
Kia Corp.	7,894	428,088
Li Auto, Inc., Class A*(a)	19,600	237,544
Mahindra & Mahindra Ltd.	15,778	265,522
Maruti Suzuki India Ltd.	2,205	239,405
NIO, Inc., Class A*	23,030	269,419

Investments	Shares	Value ($)
Oriental Holdings Bhd.	8,500	13,789
SAIC Motor Corp. Ltd., Class A	24,500	54,461
Tata Motors Ltd.*	27,587	152,231
Tata Motors Ltd., Class A*	8,230	23,180
Tofas Turk Otomobil Fabrikasi A/S	3,233	27,173
TVS Motor Co. Ltd.	3,493	44,201
UMW Holdings Bhd.	14,100	12,230
XPeng, Inc., Class A*(a)	14,700	74,358
Yadea Group Holdings Ltd.(a)(b)	16,000	36,456
Yulon Motor Co. Ltd.	26,986	74,509

		4,845,193

Banks - 12.5%
Absa Group Ltd.	23,863	272,280
Abu Dhabi Commercial Bank PJSC‡	83,928	192,166
Abu Dhabi Islamic Bank PJSC	23,694	60,766
AFFIN Bank Bhd.	6,674	3,317
Agricultural Bank of China Ltd., Class A	393,100	169,295
Agricultural Bank of China Ltd., Class H	833,000	299,680
Ahli United Bank KSCP	8,800	8,216
Akbank TAS, ADR(a)	46,845	81,510
Al Ahli Bank of Kuwait KSCP	9,527	10,643
Al Rajhi Bank*	31,311	684,120
Alinma Bank	15,813	138,411
Alliance Bank Malaysia Bhd.	27,600	23,228
Alpha Services and Holdings SA*	63,014	85,101
AMMB Holdings Bhd.	73,500	70,299
AU Small Finance Bank Ltd.(b)	4,998	37,756
Axis Bank Ltd.	37,583	399,827
Banco Bradesco SA*	45,600	113,027
Banco Bradesco SA (Preference)	151,900	418,277
Banco de Bogota SA	3,242	24,735
Banco de Chile	1,373,176	149,539
Banco de Credito e Inversiones SA	1,670	50,169
Banco del Bajio SA(b)	19,600	79,057
Banco do Brasil SA	39,200	313,357
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	73,500	144,648
Banco Pan SA (Preference)	10,600	12,075
Banco Santander Chile	1,891,547	79,247
Bancolombia SA	8,820	79,775
Bancolombia SA (Preference)	13,747	105,091
Bandhan Bank Ltd.*(b)	11,877	35,401
Bangkok Bank PCL, NVDR	15,000	72,024
Bank Aladin Syariah Tbk. PT*	78,400	6,930
Bank AlBilad*	8,364	99,953
Bank Al-Jazira	6,066	31,292
Bank Central Asia Tbk. PT	872,200	493,122
Bank Ina Perdana PT*	14,100	3,697
Bank Jago Tbk. PT*	75,000	16,061
Bank Mandiri Persero Tbk. PT	352,800	234,180
Bank Negara Indonesia Persero Tbk. PT	112,700	68,793
Bank OCBC Nisp Tbk. PT	1,269,100	65,614
Bank of Ayudhya PCL, NVDR	53,600	51,148
Bank of Baroda	31,698	64,941

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bank of Beijing Co. Ltd., Class A	70,000	44,029
Bank of Changsha Co. Ltd., Class A	9,400	9,543
Bank of Chengdu Co. Ltd., Class A	10,600	22,778
Bank of China Ltd., Class A	200,900	95,738
Bank of China Ltd., Class H	2,205,000	841,093
Bank of Communications Co. Ltd., Class A	102,100	73,285
Bank of Communications Co. Ltd., Class H	588,000	363,067
Bank of Hangzhou Co. Ltd., Class A	18,800	36,226
Bank of India	21,338	21,539
Bank of Jiangsu Co. Ltd., Class A	42,580	46,758
Bank of Nanjing Co. Ltd., Class A	31,200	47,975
Bank of Ningbo Co. Ltd., Class A	16,350	79,367
Bank of Qingdao Co. Ltd., Class H(a)(b)	23,500	9,084
Bank of Shanghai Co. Ltd., Class A	45,000	39,892
Bank of the Philippine Islands	23,710	45,573
Bank of Zhengzhou Co. Ltd., Class A*	17,490	6,264
Bank Pan Indonesia Tbk. PT	71,500	7,536
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	2,146,200	195,434
Bank Pembangunan Daerah Jawa Timur Tbk. PT	918,000	45,012
Bank Rakyat Indonesia Persero Tbk. PT	1,185,800	362,306
Bank Tabungan Negara Persero Tbk. PT	2,253,024	204,410
Banque Saudi Fransi	10,613	115,519
BDO Unibank, Inc.	28,670	64,449
BNK Financial Group, Inc.	10,830	62,247
BOC Hong Kong Holdings Ltd.	98,000	341,938
Boubyan Bank KSCP	19,922	51,167
Burgan Bank SAK	30,004	22,018
Canara Bank	9,541	35,396
Capitec Bank Holdings Ltd.	1,492	153,395
Chang Hwa Commercial Bank Ltd.	114,919	67,363
China Banking Corp.	377,300	197,879
China Bohai Bank Co. Ltd., Class H(a)(b)	1,053,500	208,320
China CITIC Bank Corp. Ltd., Class H	245,000	118,147
China Construction Bank Corp., Class A	28,200	23,413
China Construction Bank Corp., Class H	2,793,000	1,810,085
China Everbright Bank Co. Ltd., Class A	117,600	53,431
China Everbright Bank Co. Ltd., Class H	53,000	16,904
China Merchants Bank Co. Ltd., Class A	44,100	268,962
China Merchants Bank Co. Ltd., Class H	98,000	635,743
China Minsheng Banking Corp. Ltd., Class A	83,300	43,025

Investments	Shares	Value ($)
China Minsheng Banking Corp. Ltd., Class H(a)	196,000	73,264
China Zheshang Bank Co. Ltd., Class A*	47,000	20,589
China Zheshang Bank Co. Ltd., Class H*(a)	53,000	19,338
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	9,989
Chongqing Rural Commercial Bank Co. Ltd., Class H	47,000	16,969
CIMB Group Holdings Bhd.	208,040	280,427
City Union Bank Ltd.	9,675	18,729
Commercial Bank PSQC (The)	59,417	97,893
Commercial International Bank Egypt SAE	68,104	111,724
Credicorp Ltd.	2,009	269,809
Credit Agricole Egypt SAE	178,395	57,987
Credit Bank of Moscow PJSC*‡	229,590	—
CTBC Financial Holding Co. Ltd.	539,000	410,196
DGB Financial Group, Inc.*	61,495	396,887
Doha Bank QPSC	858,938	456,386
Dongguan Rural Commercial Bank Co. Ltd., Class H(b)	322,000	283,034
Dubai Islamic Bank PJSC	84,427	127,570
E.Sun Financial Holding Co. Ltd.	245,179	200,063
Emirates NBD Bank PJSC	72,520	255,682
Eurobank Ergasias Services and Holdings SA*	81,242	109,409
Faisal Islamic Bank of Egypt	46,688	52,757
Far Eastern International Bank	65,617	25,569
Federal Bank Ltd.	30,426	49,931
First Abu Dhabi Bank PJSC	69,433	257,086
First Financial Holding Co. Ltd.	147,000	127,784
Grupo Aval Acciones y Valores SA (Preference)	142,166	17,547
Grupo Bolivar SA	1,518	19,946
Grupo Elektra SAB de CV(a)	980	54,010
Grupo Financiero Banorte SAB de CV, Class O	68,600	569,927
Grupo Financiero Inbursa SAB de CV, Class O*(a)	28,946	62,357
Gulf Bank KSCP	44,835	45,973
Habib Bank Ltd.	304,952	82,246
Haci Omer Sabanci Holding A/S	31,455	65,249
Hana Financial Group, Inc.	8,330	329,670
HDFC Bank Ltd.	67,228	1,315,779
Hong Leong Bank Bhd.	14,300	68,789
Hong Leong Financial Group Bhd.	9,800	42,501
Hua Nan Financial Holdings Co. Ltd.	161,065	122,039
Huaxia Bank Co. Ltd., Class A	47,000	36,240
ICICI Bank Ltd.	82,173	834,380
IDFC First Bank Ltd.*	64,593	45,885
Indian Bank	7,425	27,619
IndusInd Bank Ltd.	9,523	125,877
Industrial & Commercial Bank of China Ltd., Class A	254,800	162,904
Industrial & Commercial Bank of China Ltd., Class H	2,009,000	1,073,886

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Industrial Bank Co. Ltd., Class A	53,900	140,554
Industrial Bank of Korea*	9,751	81,140
Intercorp Financial Services, Inc.(b)	1,040	25,106
Itau CorpBanca Chile SA	10,585,840	23,997
Itau Unibanco Holding SA (Preference)	142,100	706,949
Itausa SA*	29,065	50,121
Itausa SA (Preference)	158,750	265,963
JB Financial Group Co. Ltd.	3,370	27,741
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	7,318
KakaoBank Corp.*	5,243	115,348
Karur Vysya Bank Ltd. (The)	14,523	19,003
Kasikornbank PCL, NVDR	34,000	149,349
KB Financial Group, Inc.	10,584	480,310
Kiatnakin Phatra Bank PCL, NVDR	9,800	20,262
King’s Town Bank Co. Ltd.	24,000	27,697
Komercni Banka A/S	1,517	50,917
Kotak Mahindra Bank Ltd.	18,369	388,102
Krung Thai Bank PCL, NVDR	112,400	59,588
Kuwait Finance House KSCP	120,491	329,993
Kuwait International Bank KSCP	26,655	17,726
Kuwait Projects Co. Holding KSCP	56,513	20,735
Malayan Banking Bhd.	209,700	429,650
Malaysia Building Society Bhd.*	14,100	2,000
Masraf Al Rayan QSC	108,432	81,285
MCB Bank Ltd.	151,508	63,876
Meezan Bank Ltd.	148,421	51,216
Mega Financial Holding Co. Ltd.	186,775	198,750
Metropolitan Bank & Trust Co.	48,620	50,954
Moneta Money Bank A/S(b)	17,993	66,263
National Bank of Greece SA*	13,715	64,734
National Bank of Kuwait SAKP	125,370	450,552
Nedbank Group Ltd.	13,981	180,640
O-Bank Co. Ltd.	47,000	14,480
OTP Bank Nyrt.	6,713	201,523
Ping An Bank Co. Ltd., Class A	47,100	104,489
Piraeus Financial Holdings SA*	15,980	32,784
Postal Savings Bank of China Co. Ltd., Class A	98,199	69,904
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	196,000	133,275
Public Bank Bhd.	256,600	255,051
Punjab National Bank	43,248	28,268
Qatar International Islamic Bank QSC	14,896	42,171
Qatar Islamic Bank SAQ	26,407	142,631
Qatar National Bank QPSC	68,825	340,180
Qingdao Rural Commercial Bank Corp., Class A	18,800	8,208
RBL Bank Ltd.*(b)	161,847	307,678
RHB Bank Bhd.	103,184	139,086
Riyad Bank	24,217	198,743
Saudi British Bank (The)	6,958	67,300
Saudi Investment Bank (The)	8,484	40,645
Saudi National Bank (The)	34,708	437,434
Sberbank of Russia PJSC*	369,050	—

Investments	Shares	Value ($)
Sberbank of Russia PJSC (Preference)*‡	39,708	—
SCB X PCL, NVDR	24,200	76,244
Security Bank Corp.	116,810	196,724
Shanghai Commercial & Savings Bank Ltd. (The)	98,000	152,100
Shanghai Pudong Development Bank Co. Ltd., Class A	73,500	80,169
Sharjah Islamic Bank	14,014	7,898
Shinhan Financial Group Co. Ltd.	14,308	482,625
SinoPac Financial Holdings Co. Ltd.	346,640	199,729
Standard Bank Group Ltd.	37,227	370,038
State Bank of India	27,734	187,367
Taichung Commercial Bank Co. Ltd.	51,967	22,673
Taishin Financial Holding Co. Ltd.	355,315	192,302
Taiwan Business Bank	90,107	40,064
Taiwan Cooperative Financial Holding Co. Ltd.	147,000	129,497
Thanachart Capital PCL, NVDR	19,300	24,995
Tisco Financial Group PCL, NVDR	9,300	28,878
TMBThanachart Bank PCL, NVDR	1,288,800	57,393
Turkiye Garanti Bankasi A/S	13,849	17,699
Turkiye Halk Bankasi A/S*	15,557	8,684
Turkiye Is Bankasi A/S, Class C	98,441	56,938
Union Bank of India Ltd.	27,150	26,014
Union Bank of Taiwan	50,000	26,894
Union Bank of the Philippines	7,980	14,119
United Bank Ltd.	193,914	73,506
VTB Bank PJSC*‡	136,511,531	—
Warba Bank KSCP*	13,340	10,488
Woori Financial Group, Inc.	17,885	185,703
Yapi ve Kredi Bankasi A/S	79,442	38,347
Yes Bank Ltd.*	38,361	8,077

		30,993,828

Beverages - 1.2%
Ambev SA	68,600	184,049
Anadolu Efes Biracilik ve Malt Sanayii A/S	5,350	14,846
Anhui Gujing Distillery Co. Ltd., Class A	700	28,800
Anhui Gujing Distillery Co. Ltd., Class B	2,200	37,609
Arca Continental SAB de CV	9,800	86,709
Becle SAB de CV(a)	4,700	11,380
Carabao Group PCL, NVDR	4,600	14,353
China Foods Ltd.	294,000	109,520
China Resources Beer Holdings Co. Ltd.	27,107	203,859
Chongqing Brewery Co. Ltd., Class A	600	10,673
Coca-Cola Femsa SAB de CV	9,800	74,678
Coca-Cola Icecek A/S	1,269	12,359
Distell Group Holdings Ltd.*	2,280	22,829
Embotelladora Andina SA (Preference), Class B	136,073	336,393
Emperador, Inc.*	28,200	10,583

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Fomento Economico Mexicano SAB de CV	29,914	262,448
Fraser & Neave Holdings Bhd.	3,700	21,511
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	2,300	10,042
Heineken Malaysia Bhd.	3,800	24,943
Hite Jinro Co. Ltd.*	348	7,430
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	54,575
JiuGui Liquor Co. Ltd., Class A	500	10,391
Kweichow Moutai Co. Ltd., Class A	1,600	437,063
Lotte Chilsung Beverage Co. Ltd.*	47	6,101
Luzhou Laojiao Co. Ltd., Class A	2,400	84,180
Nongfu Spring Co. Ltd., Class H(a)(b)	32,600	184,033
Osotspa PCL, NVDR	31,700	26,889
Radico Khaitan Ltd.	3,528	48,546
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,960	84,570
Tsingtao Brewery Co. Ltd., Class A	1,100	16,449
Tsingtao Brewery Co. Ltd., Class H	10,000	96,255
United Breweries Ltd.	1,379	26,799
United Spirits Ltd.*	5,586	52,407
Varun Beverages Ltd.	3,724	52,102
Vina Concha y Toro SA	179,427	228,411
Wuliangye Yibin Co. Ltd., Class A	4,900	151,562

		3,045,347

Biotechnology - 0.8%
3SBio, Inc.(b)	294,000	320,309
ABLBio, Inc.*	1,585	25,168
Adimmune Corp.*	19,000	25,091
Akeso, Inc., Class B*(b)	7,000	42,419
Alteogen, Inc.*	858	25,563
BeiGene Ltd.*	14,700	287,491
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,015	20,139
Biocon Ltd.	6,644	19,061
Bioneer Corp.*	799	17,254
Bloomage Biotechnology Corp. Ltd., Class A	611	11,260
Celltrion, Inc.	1,772	232,521
Daan Gene Co. Ltd., Class A	4,700	11,067
GC Cell Corp.*	329	12,339
GeneOne Life Science, Inc.*	3,823	26,349
Genexine, Inc.*	2,302	27,528
Green Cross Corp.*	163	17,057
Green Cross Holdings Corp.*	15,092	207,059
Helixmith Co. Ltd.*	2,723	25,798
Hugel, Inc.*	126	14,433
InnoCare Pharma Ltd.*(b)	31,000	53,627
Innovent Biologics, Inc.*(b)	19,000	102,895
L&C Bio Co. Ltd.	1,291	23,057
Medigen Vaccine Biologics Corp.*	4,564	11,157
MedPacto, Inc.*	1,215	20,566
Medytox, Inc.	126	13,656
Naturecell Co. Ltd.*	1,833	20,148

Investments	Shares	Value ($)
NKMax Co. Ltd.*	1,797	18,761
OBI Pharma, Inc.*	10,354	25,001
PharmaEssentia Corp.*	2,000	32,573
PharmaResearch Co. Ltd.*	349	21,873
Pharmicell Co. Ltd.*	2,919	24,669
Seegene, Inc.	1,378	30,484
Shanghai Junshi Biosciences Co. Ltd., Class A*	1,113	9,456
Shanghai Junshi Biosciences Co. Ltd., Class H*(a)(b)	2,200	10,623
Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	8,653
SK Bioscience Co. Ltd.*	468	28,495
Tanvex BioPharma, Inc.*	6,000	7,564
Vaxcell-Bio Therapeutics Co. Ltd.*	371	10,572
Zai Lab Ltd.*(a)	24,500	100,956

		1,942,692

Building Products - 0.3%
Astral Ltd.	1,731	43,370
Beijing New Building Materials plc, Class A	5,300	22,394
Blue Star Ltd.	2,817	42,256
China Lesso Group Holdings Ltd.	33,000	37,511
Kajaria Ceramics Ltd.	1,150	14,802
KCC Glass Corp.	3,724	118,964
Kyung Dong Navien Co. Ltd.*	2,205	62,652
Luoyang Glass Co. Ltd., Class H*(a)	18,000	22,068
Qua Granite Hayal*	21,217	70,101
Ras Al Khaimah Ceramics	148,568	112,850
Saudi Ceramic Co.	935	7,661
Taiwan Glass Industry Corp.	50,000	38,884
Xinyi Glass Holdings Ltd.	80,000	170,031
Zhuzhou Kibing Group Co. Ltd., Class A	5,300	9,412

		772,956

Capital Markets - 2.1%
360 ONE WAM Ltd.	2,010	44,825
Angel One Ltd.	2,482	37,190
B3 SA - Brasil Bolsa Balcao	93,100	236,981
Banco BTG Pactual SA	19,600	83,228
Bangkok Commercial Asset Management PCL, NVDR	26,500	12,764
Beyond Securities PCL, NVDR*	37,500	13,519
Bolsa Mexicana de Valores SAB de CV	10,400	22,592
Boursa Kuwait Securities Co. KPSC	5,005	33,383
Bursa Malaysia Bhd.	8,000	12,584
Caitong Securities Co. Ltd., Class A	12,220	14,106
Capital Securities Corp.	833,000	321,825
Changjiang Securities Co. Ltd., Class A	14,100	11,999
China Bills Finance Corp.	53,000	26,654
China Cinda Asset Management Co. Ltd., Class H	3,185,000	451,021
China Everbright Ltd.(a)	294,000	228,042

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Galaxy Securities Co. Ltd., Class A	5,200	7,542
China Galaxy Securities Co. Ltd., Class H	70,500	37,955
China Huarong Asset Management Co. Ltd., Class H*(a)(b)	423,000	25,633
China International Capital Corp. Ltd., Class A	1,600	9,455
China International Capital Corp. Ltd., Class H(b)	19,600	43,708
China Merchants Securities Co. Ltd., Class A	21,220	44,877
China Merchants Securities Co. Ltd., Class H(b)	16,600	18,107
Chinalin Securities Co. Ltd., Class A	4,900	10,762
CITIC Securities Co. Ltd., Class A	38,975	123,496
CITIC Securities Co. Ltd., Class H	29,073	66,391
Coronation Fund Managers Ltd.	90,166	180,979
CRISIL Ltd.	342	13,137
CSC Financial Co. Ltd., Class A	7,500	29,958
CSC Financial Co. Ltd., Class H(a)(b)	318,500	329,936
Daishin Securities Co. Ltd.*	212	2,311
Daishin Securities Co. Ltd. (Preference)*	530	5,296
Daou Data Corp.*	4,900	196,907
Daou Technology, Inc.*	9,485	176,333
Dubai Financial Market PJSC	33,628	12,909
Egyptian Financial Group-Hermes Holding Co.*	327,009	205,654
Everbright Securities Co. Ltd., Class A	4,700	11,060
GF Securities Co. Ltd., Class A	14,100	36,309
GF Securities Co. Ltd., Class H	29,400	48,084
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	11,664	11,428
Guosen Securities Co. Ltd., Class A	14,100	19,574
Guotai Junan Securities Co. Ltd., Class A	19,600	41,393
Guotai Junan Securities Co. Ltd., Class H(b)	21,200	25,964
Haitong Securities Co. Ltd., Class A	18,800	25,987
Haitong Securities Co. Ltd., Class H	56,400	38,854
Hanwha Investment & Securities Co. Ltd.*	42,483	115,364
HDFC Asset Management Co. Ltd.(b)	1,150	26,534
Huatai Securities Co. Ltd., Class A	25,100	48,180
Huatai Securities Co. Ltd., Class H(b)	46,200	59,765
IBF Financial Holdings Co. Ltd.	56,381	23,660
ICICI Securities Ltd.(b)	1,880	11,307
IDFC Ltd.	53,949	56,465
Indian Energy Exchange Ltd.(b)	16,732	28,306
Industrial Securities Co. Ltd., Class A	34,450	35,179

Investments	Shares	Value ($)
Investec Ltd.	4,353	27,633
Is Yatirim Menkul Degerler A/S	47,824	142,248
JM Financial Ltd.	150,439	119,905
JSE Ltd.	1,224	8,130
KIWOOM Securities Co. Ltd.*	666	53,094
Korea Investment Holdings Co. Ltd.*	1,225	62,155
Meritz Securities Co. Ltd.	6,708	34,907
Mirae Asset Securities Co. Ltd.*	7,325	40,496
Moscow Exchange MICEX-RTS PJSC*‡	29,911	—
Multi Commodity Exchange of India Ltd.	583	10,778
NH Investment & Securities Co. Ltd.*	5,582	41,690
Ninety One Ltd.	6,828	16,839
Nippon Life India Asset Management Ltd.(b)	1,739	5,284
Norte Grande SA	1,265,334	14,255
Orient Securities Co. Ltd., Class A	12,032	19,267
Orient Securities Co. Ltd., Class H(a)(b)	20,400	12,024
Pacific Strategic Financial Tbk. PT*	448,500	33,660
Pihsiang Machinery Manufacturing Co. Ltd.*‡	5,000	—
President Securities Corp.	343,000	187,922
PSG Konsult Ltd.	24,750	18,135
Reinet Investments SCA	2,450	46,323
Samsung Securities Co. Ltd.	2,009	54,474
Saratoga Investama Sedaya Tbk. PT	27,500	4,458
Saudi Tadawul Group Holding Co.	779	33,626
Shenwan Hongyuan Group Co. Ltd., Class A	47,900	29,419
Shinyoung Securities Co. Ltd.	1,617	77,056
Sociedad de Inversiones Oro Blanco SA	1,353,420	13,627
SPIC Industry-Finance Holdings Co. Ltd., Class A	10,000	6,823
Tata Investment Corp. Ltd.	517	13,424
UTI Asset Management Co. Ltd.	3,250	29,527
Western Securities Co. Ltd., Class A	10,000	9,827
Woori Investment Bank Co. Ltd.*	131,859	89,383
Yuanta Securities Korea Co. Ltd.*	39,528	88,246
Zheshang Securities Co. Ltd., Class A	4,700	7,394
Zhongtai Securities Co. Ltd., Class A	15,900	16,260

		5,123,761

Chemicals - 4.2%
Aarti Industries Ltd.	4,205	27,613
Advanced Nano Products Co. Ltd.*	355	24,122
Advanced Petrochemical Co.	2,025	25,414
AECI Ltd.	40,122	201,422
Alkyl Amines Chemicals	220	7,060
Alpek SAB de CV	4,700	7,450

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Alujain Corp.	12,292	129,700
Asia Polymer Corp.	147,000	142,961
Asian Paints Ltd.	7,423	246,971
Atul Ltd.	259	22,554
Avia Avian Tbk. PT	277,300	12,024
Balaji Amines Ltd.	350	10,193
Barito Pacific Tbk. PT	476,398	26,219
BASF India Ltd.	400	11,910
Batu Kawan Bhd.	6,300	33,673
Bayer CropScience Ltd.	141	7,658
Berger Paints India Ltd.	5,126	34,358
Boubyan Petrochemicals Co. KSCP	7,344	19,223
Braskem SA (Preference), Class A	5,500	25,202
Carborundum Universal Ltd.	5,096	60,515
Castrol India Ltd.	18,650	26,827
Chambal Fertilisers and Chemicals Ltd.	4,398	16,786
Chandra Asri Petrochemical Tbk. PT	392,000	60,408
Chemplast Sanmar Ltd.*	2,585	13,944
China General Plastics Corp.	147,000	137,820
China Lumena New Materials Corp.*‡	22,200	—
China Man-Made Fiber Corp.*	50,000	14,355
China Petrochemical Development Corp.	47,000	15,810
China Risun Group Ltd.(a)(b)	490,000	236,294
China Steel Chemical Corp.	9,000	32,223
Chunbo Co. Ltd.	47	9,081
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	7,975	8,805
Coromandel International Ltd.	1,898	20,735
Cosmochemical Co. Ltd.*	987	18,429
D&L Industries, Inc.	110,800	16,835
DCM Shriram Ltd.	423	4,460
Deepak Fertilisers & Petrochemicals Corp. Ltd.	2,538	20,052
Deepak Nitrite Ltd.	1,105	25,357
Dongjin Semichem Co. Ltd.*	725	19,658
Dongyue Group Ltd.	42,000	50,099
Ecopro Co. Ltd.	289	28,854
Egypt Kuwait Holding Co. SAE	121,979	149,546
EID Parry India Ltd.	35,623	236,468
Enchem Co. Ltd.*	235	11,389
Engro Corp. Ltd.	111,181	123,693
Engro Fertilizers Ltd.	239,264	72,895
Eternal Materials Co. Ltd.	27,550	29,775
Fauji Fertilizer Co. Ltd.	280,616	108,425
Fertiglobe plc	33,746	36,750
Fine Organic Industries Ltd.	94	5,730
Finolex Industries Ltd.	9,600	20,207
Foosung Co. Ltd.*	1,768	18,200
Formosa Chemicals & Fibre Corp.	68,000	163,517
Formosa Plastics Corp.	76,000	226,038
Fufeng Group Ltd.	392,000	275,051
Galaxy Surfactants Ltd.(b)	250	7,114
GHCL Ltd.	2,867	17,198
Grand Pacific Petrochemical	47,000	31,386

Investments	Shares	Value ($)
Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,000	36,318
Gujarat Fluorochemicals Ltd.	715	24,239
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	33,614	225,820
Hangzhou Oxygen Plant Group Co. Ltd.	2,400	13,664
Hansol Chemical Co. Ltd.*	141	24,152
Hanwha Solutions Corp.*	3,591	132,206
Hektas Ticaret TAS*	16,074	26,917
Hengli Petrochemical Co. Ltd., Class A	14,100	36,560
Hengyi Petrochemical Co. Ltd., Class A	14,100	16,277
Hoshine Silicon Industry Co. Ltd., Class A	1,900	26,148
Huabao International Holdings Ltd.(a)	17,000	8,675
Huafon Chemical Co. Ltd., Class A	5,300	5,953
Hubei Xingfa Chemicals Group Co. Ltd., Class A	5,000	24,020
Hyosung Advanced Materials Corp.*	55	17,101
Hyosung TNC Corp.*	882	296,793
Indorama Ventures PCL, NVDR	66,700	81,834
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	15,407
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	14,100	18,697
International CSRC Investment Holdings Co.	50,000	32,973
ISU Chemical Co. Ltd.*	799	12,597
Jiangsu Eastern Shenghong Co. Ltd., Class A	11,000	25,429
Jubilant Ingrevia Ltd.	2,701	16,153
Kansai Nerolac Paints Ltd.	2,196	11,342
KCC Corp.	106	20,265
Kolon Industries, Inc.*	674	24,923
Korea Petrochemical Ind Co. Ltd.*	141	18,864
KuibyshevAzot PJSC‡	9,900	—
Kum Yang Co. Ltd.*	564	12,088
Kumho Petrochemical Co. Ltd.*	441	52,771
Laxmi Organic Industries Ltd.(b)	2,107	6,850
LB Group Co. Ltd., Class A	4,700	14,496
LG Chem Ltd.	735	411,715
LG Chem Ltd. (Preference)	170	42,093
Linde India Ltd.	282	11,430
Lotte Chemical Corp.*	584	83,821
LOTTE Fine Chemical Co. Ltd.*	397	18,467
Luxi Chemical Group Co. Ltd., Class A	6,500	12,910
Mesaieed Petrochemical Holding Co.	68,381	40,370
Miwon Commercial Co. Ltd.	125	16,825
Miwon Specialty Chemical Co. Ltd.	120	13,600
Nan Ya Plastics Corp.	173,000	434,445
Nantex Industry Co. Ltd.	109,000	143,760
National Industrialization Co.*	5,584	18,331

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Navin Fluorine International Ltd.	645	31,067
Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	20,990
Nizhnekamskneftekhim PJSC‡	28,600	—
Nizhnekamskneftekhim PJSC (Preference)‡	26,400	—
OCI Co. Ltd.*	602	43,887
Omnia Holdings Ltd.	61,002	219,611
Orbia Advance Corp. SAB de CV	29,933	60,057
Organichesky Sintez PJSC‡	11,550	—
Oriental Union Chemical Corp.	38,000	23,920
Petkim Petrokimya Holding A/S*	38,400	33,336
Petronas Chemicals Group Bhd.	44,100	86,324
PhosAgro PJSC‡	1,540	—
PI Advanced Materials Co. Ltd.*	520	14,374
PI Industries Ltd.	1,239	45,329
Pidilite Industries Ltd.	2,401	66,804
PTT Global Chemical PCL, NVDR	48,700	72,659
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,700	17,410
Rongsheng Petrochemical Co. Ltd., Class A	24,500	48,007
SABIC Agri-Nutrients Co.	3,907	142,622
Sahara International Petrochemical Co.	10,089	99,465
Sasa Polyester Sanayi A/S*	6,811	36,317
Sasol Ltd.	17,437	313,451
Satellite Chemical Co. Ltd., Class A	4,662	12,219
Saudi Basic Industries Corp.	14,112	348,570
Saudi Industrial Investment Group	6,478	42,807
Saudi Kayan Petrochemical Co.*	15,974	56,609
Scientex Bhd.	14,100	11,668
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,110	30,591
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,800	22,874
Shinkong Synthetic Fibers Corp.	490,000	292,939
Shiny Chemical Industrial Co. Ltd.	3,750	16,049
Sichuan Hebang Biotechnology Co. Ltd., Class A	37,600	17,863
Sichuan Yahua Industrial Group Co. Ltd., Class A	3,600	13,735
Sinofert Holdings Ltd.*	700,000	96,446
Sinoma Science & Technology Co. Ltd., Class A	4,700	17,250
Sinon Corp.	21,000	27,172
SK Chemicals Co. Ltd.	412	28,029
SK IE Technology Co. Ltd.*(b)	349	18,983
SKC Co. Ltd.*	424	32,769
Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,254	218,505
Solar Applied Materials Technology Corp.	173,000	199,649
Solar Industries India Ltd.	405	19,785
Soulbrain Co. Ltd.	47	8,909
Soulbrain Holdings Co. Ltd.*	1,782	36,022
SRF Ltd.	2,588	68,940
Sumitomo Chemical India Ltd.	2,585	14,342

Investments	Shares	Value ($)
Supreme Industries Ltd.	1,204	37,163
Supreme Petrochem Ltd.	3,456	16,308
Surya Esa Perkasa Tbk. PT	280,400	18,519
Taekwang Industrial Co. Ltd.*	98	59,032
Taiwan Fertilizer Co. Ltd.	13,000	24,160
Tata Chemicals Ltd.	2,679	31,829
Tianqi Lithium Corp., Class A*	1,500	21,307
Tianqi Lithium Corp., Class H*	1,200	11,076
TKG Huchems Co. Ltd.*	6,811	108,540
Tongkun Group Co. Ltd., Class A	9,400	21,869
TSRC Corp.	245,000	230,108
Unid Co. Ltd.	1,666	114,691
UPC Technology Corp.	294,000	144,919
UPL Ltd.	9,408	86,950
USI Corp.	294,000	232,556
Wanhua Chemical Group Co. Ltd., Class A	4,900	70,060
Xinjiang Zhongtai Chemical Co. Ltd., Class A	10,600	12,017
Yanbu National Petrochemical Co.	5,439	64,201
Yunnan Energy New Material Co. Ltd.	1,200	27,685
Yunnan Yuntianhua Co. Ltd., Class A*	4,700	16,137
Zangge Mining Co. Ltd., Class A	4,700	19,379
Zhejiang Yongtai Technology Co. Ltd., Class A	2,800	10,103

		10,320,719

Commercial Services & Supplies - 0.2%
China Everbright Environment Group Ltd.	98,000	43,508
Cleanaway Co. Ltd.	5,000	30,141
Dynagreen Environmental Protection Group Co. Ltd., Class H(a)(b)	165,000	57,466
Ecopro HN Co. Ltd.	376	15,354
Frontken Corp. Bhd.	42,300	32,624
GPS Participacoes e Empreendimentos SA*(c)	14,100	34,340
Indian Railway Catering & Tourism Corp. Ltd.	6,370	49,496
KEPCO Plant Service & Engineering Co. Ltd.*	100	2,809
PNB Holdings Corp.* ‡	46,815	35,776
S-1 Corp.	347	16,226
Saudi Airlines Catering Co.*	1,848	37,226
Sunny Friend Environmental Technology Co. Ltd.	5,000	28,060
Taiwan Secom Co. Ltd.	3,165	10,594

		393,620

Communications Equipment - 0.3%
Accton Technology Corp.	9,000	72,989
Advanced Ceramic X Corp.	2,000	13,455
Arcadyan Technology Corp.	69,000	232,107
BYD Electronic International Co. Ltd.(a)	11,000	37,960
Hengtong Optic-electric Co. Ltd., Class A	4,700	10,781

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Intellian Technologies, Inc.	218	12,123
KMW Co. Ltd.*	563	12,318
Seojin System Co. Ltd.*	9,457	125,065
Sercomm Corp.	10,000	26,744
Sterlite Technologies Ltd.	6,627	14,693
Tejas Networks Ltd.*(b)	4,260	29,464
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	900	4,708
Wistron NeWeb Corp.	13,000	35,331
ZTE Corp., Class A	14,700	57,956
ZTE Corp., Class H	20,400	49,188

		734,882

Construction & Engineering - 1.0%
Acter Group Corp. Ltd.	49,000	179,517
BES Engineering Corp.	441,000	123,083
CH Karnchang PCL, NVDR	30,400	20,813
China Conch Venture Holdings Ltd.(a)	49,000	103,644
China Energy Engineering Corp. Ltd., Class A	80,000	27,823
China Energy Engineering Corp. Ltd., Class H(a)	100,000	12,885
China Railway Group Ltd., Class A	45,200	38,130
China Railway Group Ltd., Class H	119,000	64,824
Continental Holdings Corp.	147,000	143,940
Daewoo Engineering & Construction Co. Ltd.*	3,901	15,154
Dayamitra Telekomunikasi Tbk. PT	202,100	9,101
DL E&C Co. Ltd.*	799	24,648
DL Holdings Co. Ltd.*	397	19,660
Estithmar Holding QPSC*	30,456	14,008
Gamuda Bhd.	51,119	46,976
Greentown Management Holdings Co. Ltd.(b)	35,000	28,845
GS Engineering & Construction Corp.*	2,450	46,343
HDC Hyundai Development Co-Engineering & Construction, Class E*	13,573	121,868
Hyundai Engineering & Construction Co. Ltd.*	2,280	70,429
IJM Corp. Bhd.	37,600	13,750
IRB Infrastructure Developers Ltd.	4,804	16,782
IS Dongseo Co. Ltd.*	5,390	152,275
KEC International Ltd.	6,962	38,656
KEPCO Engineering & Construction Co., Inc.*	141	7,520
KNR Constructions Ltd.	6,325	19,065
Kontrolmatik Enerji ve Muhendislik A/S	2,010	15,280
Larsen & Toubro Ltd.	10,841	281,105
Larsen & Toubro Ltd., GDR(b)	296	7,563
Metallurgical Corp. of China Ltd., Class A	42,300	21,097
Metallurgical Corp. of China Ltd., Class H	106,000	23,936
NBCC India Ltd.	41,870	18,705
PNC Infratech Ltd.(b)	2,700	10,828

Investments	Shares	Value ($)
Power Construction Corp. of China Ltd., Class A	34,100	35,428
Praj Industries Ltd.	6,061	25,393
PSG Corp. PCL, NVDR*	300,700	11,387
Rail Vikas Nigam Ltd.(b)	168,168	156,204
Ruentex Engineering & Construction Co.	26,000	108,243
Samsung Engineering Co. Ltd.*	2,842	59,641
Shanghai Construction Group Co. Ltd., Class A	23,500	9,147
Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	11,289
Sichuan Road and Bridge Group Co. Ltd., Class A	14,600	25,345
Tekfen Holding A/S	63,210	130,852
TY Holdings Co. Ltd.*	8,750	83,465
United Integrated Services Co. Ltd.	3,000	20,583
Voltas Ltd.	3,969	38,884
Waskita Karya Persero Tbk. PT*	173,900	3,944
Yankey Engineering Co. Ltd.	15,000	107,660

		2,565,718

Construction Materials - 1.4%
ACC Ltd.	1,376	33,058
Ambuja Cements Ltd.	11,368	55,668
Anhui Conch Cement Co. Ltd., Class A	9,800	42,670
Anhui Conch Cement Co. Ltd., Class H	35,000	132,614
Arabian Cement Co.	2,310	21,881
Asia Cement Corp.	79,000	110,903
BBMG Corp., Class A	42,300	15,838
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	6,000	32,962
Berkah Beton Sadaya Tbk. PT‡	425,000	16,870
Birla Corp. Ltd.	750	8,294
Bursa Cimento Fabrikasi A/S*	221,480	60,520
Cementos Argos SA	172,970	119,711
Cemex SAB de CV*	428,000	228,570
Chia Hsin Cement Corp.	20,000	12,090
China Jushi Co. Ltd., Class A	5,143	11,227
China National Building Material Co. Ltd., Class H	134,050	122,788
China Resources Cement Holdings Ltd.(a)	68,000	39,298
China Tianrui Group Cement Co. Ltd.*	36,000	27,740
City Cement Co.	4,208	23,479
CSG Holding Co. Ltd., Class B	4,700	1,841
Dalmia Bharat Ltd.	1,782	38,450
Eastern Province Cement Co.	1,199	13,993
GCC SAB de CV(a)	4,700	37,767
Goldsun Building Materials Co. Ltd.	343,000	293,021
Grasim Industries Ltd.	5,978	116,030
Grupo Argos SA	122,500	247,114
Grupo Argos SA (Preference)	66,300	78,547
Hanil Cement Co. Ltd.	9,751	94,280

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Huaxin Cement Co. Ltd., Class A	3,700	8,947
Huaxin Cement Co. Ltd., Class H	10,400	11,901
India Cements Ltd. (The)	5,000	11,797
Indocement Tunggal Prakarsa Tbk. PT	32,900	21,948
JK Cement Ltd.	530	17,532
Lucky Cement Ltd.*	45,227	68,980
Nuh Cimento Sanayi A/S	2,068	10,059
Nuvoco Vistas Corp. Ltd.*	3,650	16,098
Oyak Cimento Fabrikalari A/S*	21,550	24,540
POSCO Chemical Co. Ltd.	499	90,742
Qassim Cement Co. (The)	1,998	35,829
Qatar National Cement Co. QSC	11,041	15,462
Ramco Cements Ltd. (The)	2,289	18,878
Rhi Magnesita India Ltd.	1,850	17,587
Riyadh Cement Co.	1,967	16,588
Saudi Cement Co.	2,022	27,962
Semen Indonesia Persero Tbk. PT	65,817	32,491
Shree Cement Ltd.	196	56,661
Siam Cement PCL (The), NVDR	9,500	96,698
Southern Province Cement Co.	1,634	21,900
SSANGYONG C&E Co. Ltd.	290	1,356
Taiwan Cement Corp.	98,000	118,318
Tangshan Jidong Cement Co. Ltd., Class A	4,700	6,038
Tipco Asphalt PCL, NVDR	23,400	12,902
TPI Polene PCL, NVDR	1,950,300	109,302
UltraTech Cement Ltd.	1,813	156,796
Unacem Corp. SAA	326,046	152,623
Universal Cement Corp.	148,000	116,330
Yamama Cement Co.*	3,763	28,776
Yanbu Cement Co.	2,888	28,472

		3,390,737

Consumer Finance - 0.9%
360 DigiTech, Inc., ADR	44,345	1,070,045
AEON Credit Service M Bhd.	5,600	16,567
Bajaj Finance Ltd.	4,263	306,287
BFI Finance Indonesia Tbk. PT	343,100	26,436
Capri Global Capital Ltd.	1,948	17,878
Cholamandalam Investment and Finance Co. Ltd.	7,595	65,536
CreditAccess Grameen Ltd.*	1,166	12,247
Differ Group Auto Ltd.*(a)	94,000	2,698
Gentera SAB de CV	26,941	32,960
JMT Network Services PCL, NVDR	14,200	23,014
Krungthai Card PCL, NVDR	23,400	40,052
Lufax Holding Ltd., ADR	16,029	48,888
Mahindra & Mahindra Financial Services Ltd.	9,024	25,636
Manappuram Finance Ltd.	188,405	264,456
Muangthai Capital PCL, NVDR	9,300	10,565
Muthoot Finance Ltd.	2,226	28,368
Ngern Tid Lor PCL, NVDR	23,692	19,917
Poonawalla Fincorp Ltd.	5,720	20,764
Ratchthani Leasing PCL, NVDR	117,400	14,582
Samsung Card Co. Ltd.	1,140	28,088
SBI Cards & Payment Services Ltd.	4,949	43,665

Investments	Shares	Value ($)
Shriram Finance Ltd.	6,596	103,583
Srisawad Corp. PCL, NVDR	14,000	22,584
Sundaram Finance Ltd.	1,505	41,674
Transaction Capital Ltd.	7,989	15,815
Yulon Finance Corp.	4,248	23,557

		2,325,862

Containers & Packaging - 0.2%
Cheng Loong Corp.	16,000	15,507
Klabin SA	24,552	93,261
Polyplex Thailand PCL, NVDR	132,000	100,970
SCG Packaging PCL, NVDR	18,700	29,599
Taiwan Hon Chuan Enterprise Co. Ltd.	9,000	26,828
Ton Yi Industrial Corp.	245,000	144,430
Youlchon Chemical Co. Ltd.*	470	14,995

		425,590

Distributors - 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	13,800	10,008
Xinhua Winshare Publishing and Media Co. Ltd., Class H(a)	147,000	107,082

		117,090

Diversified Consumer Services - 0.4%
Advtech Ltd.	24,310	25,806
China Education Group Holdings Ltd.(b)	343,000	544,351
Cogna Educacao*	52,400	24,494
Fu Shou Yuan International Group Ltd.	55,000	46,380
Humansoft Holding Co. KSC	1,431	15,897
Koolearn Technology Holding Ltd.*(b)	3,000	24,418
Lung Yen Life Service Corp.	2,000	2,538
MegaStudyEdu Co. Ltd.*	2,940	177,574
New Oriental Education & Technology Group, Inc.*	24,500	103,300
Offcn Education Technology Co. Ltd., Class A*	4,700	4,271
TAL Education Group, ADR*	13,867	101,368
YDUQS Participacoes SA	10,500	21,303

		1,091,700

Diversified Financial Services - 1.3%
Al Waha Capital PJSC	350,889	115,592
AVIC Industry-Finance Holdings Co. Ltd., Class A	23,500	18,224
Bajaj Finserv Ltd.	6,488	106,310
Bajaj Holdings & Investment Ltd.	574	41,223
Chailease Holding Co. Ltd.	27,177	203,658
Corp. Financiera Colombiana SA*	39,053	134,594
CSSC Hong Kong Shipping Co. Ltd.(b)	490,000	80,640
Far East Horizon Ltd.(a)	53,000	47,871
FirstRand Ltd.	88,612	327,703
Genertec Universal Medical Group Co. Ltd.(b)	245,000	150,028
Grupo de Inversiones Suramericana SA	4,400	38,764

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Grupo de Inversiones Suramericana SA (Preference)	3,587	9,488
Housing & Urban Development Corp. Ltd.	131,320	77,739
Housing Development Finance Corp. Ltd.	29,155	933,398
Indian Railway Finance Corp. Ltd.(b)	34,250	13,816
International Alliance Financial Leasing Co. Ltd.*(b)	21,000	45,544
Invictus Investment Co. plc*	44,737	42,629
L&T Finance Holdings Ltd.	11,562	12,546
Meritz Financial Group, Inc.	947	33,020
Metro Pacific Investments Corp.	381,000	28,177
National Investments Co. KSCP	139,775	109,897
NICE Holdings Co. Ltd.*	6,432	69,970
Piramal Enterprises Ltd.	2,112	22,167
Power Finance Corp. Ltd.	35,812	61,829
REC Ltd.	30,647	45,543
Remgro Ltd.	7,469	60,001
Shandong Hi-Speed Holdings Group Ltd.*	49,500	30,564
Turkiye Sinai Kalkinma Bankasi A/S*	451,976	100,436
Yuanta Financial Holding Co. Ltd.	376,580	282,200

		3,243,571

Diversified Telecommunication Services - 1.0%
AL Yah Satellite Communications Co. PJSC	43,340	30,325
China Tower Corp. Ltd., Class H(b)	1,274,000	144,652
Chunghwa Telecom Co. Ltd.	67,000	251,041
CITIC Telecom International Holdings Ltd.	637,000	226,729
Converge Information and Communications Technology Solutions, Inc.*	48,000	15,359
Emirates Telecommunications Group Co. PJSC	54,978	384,676
Hellenic Telecommunications Organization SA	2,597	40,812
HFCL Ltd.	22,055	18,655
Indus Towers Ltd.	25,442	47,606
KT Corp.*	3,590	102,151
LG Uplus Corp.	7,465	67,329
Magyar Telekom Telecommunications plc	131,124	138,907
Ooredoo QPSC	18,114	44,467
Operadora De Sites Mexicanos SAB de CV, Series A-1	9,400	10,150
Rostelecom PJSC‡	33,770	—
Rostelecom PJSC (Preference)‡	15,392	—
Sarana Menara Nusantara Tbk. PT	315,700	23,588
Saudi Telecom Co.	29,562	290,658
Tata Communications Ltd.	1,646	24,775
Tata Teleservices Maharashtra Ltd.*	6,148	5,947
Telefonica Brasil SA	4,900	40,248
Telekom Malaysia Bhd.	36,100	44,176

Investments	Shares	Value ($)
Telkom Indonesia Persero Tbk. PT	739,900	190,034
Telkom SA SOC Ltd.*(a)	110,021	219,505
TIME dotCom Bhd.	9,000	11,098
Tower Bersama Infrastructure Tbk. PT	42,300	5,926
True Corp. PCL, NVDR	491,200	72,318
Turk Telekomunikasyon A/S	19,746	21,562

		2,472,694

Electric Utilities - 1.0%
Adani Transmission Ltd.*	4,459	96,551
Alupar Investimento SA	3,500	19,509
Can2 Termik A/S*	1,551	8,089
Centrais Eletricas Brasileiras SA	34,300	273,850
Centrais Eletricas Brasileiras SA (Preference), Class B	8,481	70,744
CESC Ltd.*	251,900	222,756
CEZ A/S	4,508	182,679
Cia de Transmissao de Energia Eletrica Paulista (Preference)*	5,200	23,358
Cia Energetica de Minas Gerais	4,700	15,361
Cia Energetica de Minas Gerais (Preference)	46,802	105,343
Cia Paranaense de Energia	5,500	40,628
CPFL Energia SA	4,700	30,721
EDP - Energias do Brasil SA	9,400	37,608
Enel Americas SA	529,169	69,814
Enel Chile SA	829,052	39,009
Energisa SA	4,800	39,831
Enerjisa Enerji A/S(b)	7,676	13,458
Equatorial Energia SA	14,700	80,899
Federal Grid Co. - Rosseti PJSC (Registered)*‡	9,827,068	—
Federal Grid Co. Unified Energy System PJSC*‡	12,705,298	—
Inter RAO UES PJSC‡	1,596,292	—
Interconexion Electrica SA ESP	12,936	53,054
Korea Electric Power Corp.*	7,595	122,329
Manila Electric Co.	5,840	29,998
Mosenergo PJSC‡	4,455,000	—
Neoenergia SA	4,700	13,902
ODAS Elektrik Uretim ve Sanayi Ticaret A/S*	44,274	18,241
Power Grid Corp. of India Ltd.	93,345	246,839
Public Power Corp. SA*	2,126	16,855
RusHydro PJSC‡	2,361,000	—
Saudi Electricity Co.	23,618	144,867
SGC Energy Co. Ltd.*	2,326	61,086
SJVN Ltd.	174,636	72,473
Synergy Grid & Development Phils, Inc.	411,600	82,881
Tata Power Co. Ltd. (The)	26,117	67,868
Tenaga Nasional Bhd.	90,100	198,967
Torrent Power Ltd.	1,927	10,583
Transmissora Alianca de Energia Eletrica SA	5,000	36,394

		2,546,545

Electrical Equipment - 1.0%
ABB India Ltd.	1,044	36,183

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Amara Raja Batteries Ltd.	2,700	18,671
Bharat Heavy Electricals Ltd.	21,300	20,383
Bizlink Holding, Inc.	2,000	17,419
CG Power & Industrial Solutions Ltd.*	12,844	47,415
Chicony Power Technology Co. Ltd.	65,000	166,911
Chung-Hsin Electric & Machinery Manufacturing Corp.	21,000	56,653
CS Wind Corp.	581	30,187
Dongfang Electric Corp. Ltd., Class A	5,000	15,821
Doosan Enerbility Co. Ltd.*	7,146	96,881
Doosan Fuel Cell Co. Ltd.*	690	18,597
Ecopro BM Co. Ltd.	828	67,084
ElSewedy Electric Co.*	195,813	82,984
Fangda Carbon New Material Co. Ltd., Class A*	5,300	5,161
Finolex Cables Ltd.	3,245	21,941
Gotion High-tech Co. Ltd., Class A	4,600	22,091
Graphite India Ltd.	5	21
Gulf Cables & Electrical Industries Group Co. KSCP	4,140	16,750
Havells India Ltd.	4,450	64,187
Hitachi Energy India Ltd.	371	14,055
Hyosung Heavy Industries Corp.*	1,813	105,677
Hyundai Electric & Energy System Co. Ltd.	752	24,450
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,500	10,889
KEI Industries Ltd.	1,595	31,454
Korea Electric Terminal Co. Ltd.	2,597	114,691
LG Energy Solution Ltd.*	686	290,149
LS Corp.*	889	50,880
LS Electric Co. Ltd.*	235	10,168
Ming Yang Smart Energy Group Ltd., Class A	4,500	18,541
NARI Technology Co. Ltd., Class A	10,000	39,056
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	658	7,657
Phihong Technology Co. Ltd.*	17,000	22,450
Polycab India Ltd.	990	35,299
Shanghai Electric Group Co. Ltd., Class A*	24,000	14,527
Shihlin Electric & Engineering Corp.	13,000	28,187
Suzlon Energy Ltd.*	266,458	31,873
Ta Ya Electric Wire & Cable	245,000	187,677
Taihan Electric Wire Co. Ltd.*	20,586	26,756
Tatung Co. Ltd.*	42,000	47,840
TBEA Co. Ltd., Class A	8,500	26,770
Teco Electric and Machinery Co. Ltd.	22,000	21,029
Triveni Turbine Ltd.	6,484	21,467
V-Guard Industries Ltd.	6,399	19,272
Voltronic Power Technology Corp.	1,000	50,291
Walsin Lihwa Corp.	83,665	151,029
WEG SA	24,500	184,011

Investments	Shares	Value ($)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	15,000	15,309
Zhefu Holding Group Co. Ltd., Class A	21,200	12,927
Zhejiang Chint Electrics Co. Ltd., Class A	4,700	22,363

		2,442,084

Electronic Equipment, Instruments & Components - 3.9%
AAC Technologies Holdings, Inc.*	14,000	37,150
Asia Optical Co., Inc.	94,000	199,427
AUO Corp.	196,000	109,342
Aurora Corp.	4,900	12,680
BH Co. Ltd.*	9,332	155,306
BOE Technology Group Co. Ltd., Class A	75,700	44,589
BOE Varitronix Ltd.	7,000	16,610
Career Technology MFG. Co. Ltd.*	147,000	119,950
Chang Wah Electromaterials, Inc.	22,000	23,337
Cheng Uei Precision Industry Co. Ltd.	136,000	174,615
China Railway Signal & Communication Corp. Ltd., Class A	31,500	22,563
Chroma ATE, Inc.	8,000	49,292
Compeq Manufacturing Co. Ltd.	33,000	50,063
Coretronic Corp.	113,000	220,919
Cowell e Holdings, Inc.*(a)	12,000	23,515
Daeduck Electronics Co. Ltd.	893	15,514
Daejoo Electronic Materials Co. Ltd.*	250	17,393
DataTec Ltd.	69,090	134,473
Delta Electronics Thailand PCL, NVDR	7,600	207,210
Delta Electronics, Inc.	32,000	308,010
Dreamtech Co. Ltd.*	11,297	87,859
E Ink Holdings, Inc.	15,000	86,178
Elite Material Co. Ltd.	5,000	30,058
EM-Tech Co. Ltd.*	4,998	91,496
FLEXium Interconnect, Inc.*	10,000	33,306
Foxconn Industrial Internet Co. Ltd., Class A	34,300	48,275
Foxconn Technology Co. Ltd.	32,000	57,765
General Interface Solution Holding Ltd.	69,000	195,337
Genius Electronic Optical Co. Ltd.	2,237	27,231
Global Brands Manufacture Ltd.	98,800	94,605
GoerTek, Inc., Class A	3,800	11,630
Gold Circuit Electronics Ltd.	9,000	26,168
Hana Microelectronics PCL, NVDR	23,400	42,887
Hannstar Board Corp.	98,000	106,731
HannStar Display Corp.	47,000	18,941
Hollysys Automation Technologies Ltd.	20,825	388,178
Holy Stone Enterprise Co. Ltd.	56,000	170,285
Hon Hai Precision Industry Co. Ltd.	343,000	1,138,954
Honeywell Automation India Ltd.	32	15,320
Huagong Tech Co. Ltd., Class A	4,700	13,049

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Iljin Materials Co. Ltd.*	235	11,981
Innolux Corp.	245,000	99,550
ITEQ Corp.	98,000	264,706
Jay Mart PCL, NVDR	9,300	10,495
KCE Electronics PCL, NVDR	9,300	15,425
Kingboard Holdings Ltd.	18,500	75,524
Kingboard Laminates Holdings Ltd.(a)	27,500	33,504
L&F Co. Ltd.	428	71,577
Largan Precision Co. Ltd.	1,000	70,774
LG Display Co. Ltd.*	6,360	70,271
LG Innotek Co. Ltd.	441	97,200
Lingyi iTech Guangdong Co., Class A*	15,900	12,613
Lotes Co. Ltd.	1,299	32,794
Luxshare Precision Industry Co. Ltd., Class A	9,800	47,108
Mcnex Co. Ltd.	657	16,161
MH Development Ltd.*‡	22,000	—
Nan Ya Printed Circuit Board Corp.	4,000	32,373
Nex Point Parts PCL, NVDR*	47,500	25,182
OFILM Group Co. Ltd., Class A*	4,700	3,506
Pan-International Industrial Corp.	24,000	30,814
Park Systems Corp.*	200	19,890
Partron Co. Ltd.	19,277	135,211
Primax Electronics Ltd.	160,000	306,411
Raytron Technology Co. Ltd., Class A	1,862	12,155
Redington Ltd.	216,286	488,123
Samsung Electro-Mechanics Co. Ltd.	1,666	193,001
Samsung SDI Co. Ltd.	882	490,477
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	376	11,798
Shengyi Technology Co. Ltd., Class A	4,700	11,234
Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	8,083
Simplo Technology Co. Ltd.	5,200	51,264
Sinbon Electronics Co. Ltd.	3,000	28,726
SOLUM Co. Ltd.*	1,802	32,623
Solus Advanced Materials Co. Ltd.*	377	12,043
STCUBE*	2,719	28,806
Sunny Optical Technology Group Co. Ltd.	12,200	164,046
Supreme Electronics Co. Ltd.	117,331	145,760
Synnex Technology International Corp.	36,000	72,420
Taiwan Union Technology Corp.	99,000	203,770
Tianma Microelectronics Co. Ltd., Class A	9,400	13,119
Tong Hsing Electronic Industries Ltd.	2,719	20,647
Tripod Technology Corp.	14,000	46,162
TXC Corp.	112,000	324,903
Unimicron Technology Corp.	49,000	222,764
Unitech Printed Circuit Board Corp.*	196,000	119,134

Investments	Shares	Value ($)
Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	11,700
VS Industry Bhd.	137,700	31,312
Wah Lee Industrial Corp.	68,640	195,004
Walsin Technology Corp.	9,378	28,079
Weikeng Industrial Co. Ltd.	138,000	125,475
Wingtech Technology Co. Ltd., Class A	3,100	26,802
Wintek Corp.*‡	64,000	—
WPG Holdings Ltd.	49,440	78,544
WT Microelectronics Co. Ltd.	14,000	30,495
Wuhan Guide Infrared Co. Ltd., Class A	9,212	16,060
WUS Printed Circuit Kunshan Co. Ltd., Class A	5,170	9,733
Yageo Corp.	10,347	186,091
Zhejiang Dahua Technology Co. Ltd., Class A	2,900	5,429
Zhejiang Supcon Technology Co. Ltd., Class A	1,222	16,646
Zhen Ding Technology Holding Ltd.	17,150	62,831

		9,634,540

Energy Equipment & Services - 0.2%
ADNOC Drilling Co. PJSC	38,963	35,960
Bumi Armada Bhd.*	1,208,600	162,913
China Oilfield Services Ltd., Class A	5,000	12,062
China Oilfield Services Ltd., Class H	28,000	33,756
Dialog Group Bhd.	51,700	31,511
Gulf International Services QSC*	331,283	160,559
Yinson Holdings Bhd.	35,800	22,576

		459,337

Entertainment - 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd.	4,700	14,190
Alibaba Pictures Group Ltd.*	540,000	40,645
Bilibili, Inc., Class Z*(a)	6,860	170,482
China Ruyi Holdings Ltd.*(a)	142,799	38,075
CJ CGV Co. Ltd.*	8,918	138,063
CJ ENM Co. Ltd.*	140	12,172
Cloud Music, Inc.*(b)	2,350	30,400
Com2uSCorp	133	7,159
Devsisters Co. Ltd.*	235	11,657
Fire Rock Holdings Ltd.*‡(a)	106,000	7,217
HYBE Co. Ltd.*	378	58,827
International Games System Co. Ltd.	2,000	32,939
iQIYI, Inc., ADR*	13,592	91,066
JYP Entertainment Corp.*	489	28,781
Kakao Games Corp.*	956	35,933
Kingsoft Corp. Ltd.	16,000	58,786
MD Pictures Tbk. PT*	107,800	6,832
MNC Digital Entertainment Tbk. PT*	37,600	11,363
NCSoft Corp.*	281	103,567

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Neowiz*	470	15,968
NetDragon Websoft Holdings Ltd.	73,500	170,469
NetEase, Inc.	31,400	559,616
Netmarble Corp.*(b)	410	20,304
Nexon Games Co. Ltd.*	2,161	26,771
NHN Corp.*	630	14,883
Pearl Abyss Corp.*	517	18,992
Perfect World Co. Ltd., Class A	4,100	8,513
PVR Ltd.*	1,551	32,137
Saregama India Ltd.*	2,498	10,336
SM Entertainment Co. Ltd.*	475	33,934
SMI Holdings Group Ltd.*‡	72,000	—
Studio Dragon Corp.*	188	12,256
Tencent Music Entertainment Group, ADR*	8,233	69,075
Tencent Music Entertainment Group, Class A*	4,700	19,337
Webzen, Inc.*	440	6,608
Wemade Co. Ltd.*	94	2,976
Wysiwyg Studios Co. Ltd.*	1,034	15,907
XD, Inc.*(b)	8,000	27,199
XPEC Entertainment, Inc.*‡	14,800	—
YG Entertainment, Inc.*	605	25,491
Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	6,627

		1,995,553

Equity Real Estate Investment Trusts (REITs) - 1.3%
AREIT, Inc.	30,000	19,551
Axis REIT	70,600	30,618
Concentradora Fibra Danhos SA de CV	39,200	51,940
CPN Retail Growth Leasehold REIT	44,100	25,784
Embassy Office Parks REIT	8,680	34,785
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	715,645	298,653
Equites Property Fund Ltd.	281,229	256,741
ESR Kendall Square REIT Co. Ltd.	3,896	12,968
FIBRA Macquarie Mexico(b)	269,500	456,286
Fibra Uno Administracion SA de CV	93,100	126,279
Fortress Real Estate Investments Ltd., Class A*(a)	434,445	253,276
Fortress Real Estate Investments Ltd., Class B*	322,812	87,615
Growthpoint Properties Ltd.	106,428	85,619
Hyprop Investments Ltd.	10,974	21,063
IGB REIT	6,200	2,558
Investec Property Fund Ltd.	221,074	118,608
Is Gayrimenkul Yatirim Ortakligi A/S*	169,981	104,100
JR Global Reit	7,119	25,920
KLCCP Stapled Group	6,900	11,404
LOTTE Reit Co. Ltd.	1,828	6,055
Mindspace Business Parks REIT(b)	4,100	16,543
Ozak Gayrimenkul Yatirim Ortakligi*	82,173	61,159
Pavilion REIT	15,000	4,747

Investments	Shares	Value ($)
Prologis Property Mexico SA de CV	9,400	30,620
Redefine Properties Ltd.	244,978	56,369
Resilient REIT Ltd.	11,280	34,220
RL Commercial REIT, Inc.	164,500	17,827
Sinpas Gayrimenkul Yatirim Ortakligi A/S*	221,659	36,176
TF Administradora Industrial S de RL de CV	284,200	483,291
Vukile Property Fund Ltd.	336,091	253,985
Yuexiu REIT(a)	833,000	272,050

		3,296,810

Food & Staples Retailing - 1.0%
Abdullah Al Othaim Markets Co.	363	10,175
Al Meera Consumer Goods Co. QSC	1,990	8,803
Al-Dawaa Medical Services Co.	686	14,129
Almacenes Exito SA	56,252	46,044
Atacadao SA	9,400	30,371
Avenue Supermarts Ltd.*(b)	2,681	114,608
Berli Jucker PCL	500	576
Berli Jucker PCL, NVDR	13,800	15,886
BGF retail Co. Ltd.*	141	21,371
Bid Corp. Ltd.	5,670	116,637
BIM Birlesik Magazalar A/S	13,261	87,770
Cencosud SA	44,247	79,200
Cia Brasileira de Distribuicao	53,900	219,350
Clicks Group Ltd.	4,165	63,423
CP ALL PCL, NVDR	83,800	168,819
DaShenLin Pharmaceutical Group Co. Ltd., Class A	3,600	20,246
Dis-Chem Pharmacies Ltd.(b)	6,949	11,902
Dongsuh Cos., Inc.	859	14,575
E-MART, Inc.*	572	48,386
Great Tree Pharmacy Co. Ltd.	1,257	12,874
Grupo Comercial Chedraui SA de CV	4,700	23,157
Grupo Mateus SA*	9,800	13,166
GS Retail Co. Ltd.*	1,332	31,197
Hyundai Greenfood Co. Ltd.*	19,194	114,061
InRetail Peru Corp.(b)	406	13,966
La Comer SAB de CV	18,800	41,910
Magnit PJSC*‡	2,296	—
Migros Ticaret A/S*	1,410	10,329
Nahdi Medical Co.	611	30,802
Pick n Pay Stores Ltd.	6,784	21,721
President Chain Store Corp.	11,000	98,918
Puregold Price Club, Inc.	26,060	15,981
Raia Drogasil SA	19,100	93,147
Sendas Distribuidora SA	14,996	57,876
Shoprite Holdings Ltd.	8,918	122,884
Siam Makro PCL, NVDR	28,900	36,552
SMU SA	797,524	123,287
Sok Marketler Ticaret A/S*	113,288	158,996
SPAR Group Ltd. (The)	2,560	20,191
Sumber Alfaria Trijaya Tbk. PT	344,600	65,058
Sun Art Retail Group Ltd.	70,500	28,421

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Wal-Mart de Mexico SAB de CV	83,300	326,820

		2,553,585

Food Products - 2.4%
Adani Wilmar Ltd.*	2,491	14,182
Agthia Group PJSC	10,622	11,770
Alicorp SAA	177,240	285,774
Almarai Co. JSC	3,835	56,610
Anjoy Foods Group Co. Ltd., Class A	500	11,786
Astra Agro Lestari Tbk. PT	137,200	75,282
Avanti Feeds Ltd.	507	2,382
AVI Ltd.	14,737	62,550
Balrampur Chini Mills Ltd.	3,850	17,768
Beijing Dabeinong Technology Group Co. Ltd., Class A*	5,300	7,201
Bombay Burmah Trading Co.	235	2,534
BRF SA*	14,700	22,982
Britannia Industries Ltd.	1,949	102,711
Century Pacific Food, Inc.	17,700	8,360
Charoen Pokphand Enterprise	10,300	27,101
Charoen Pokphand Foods PCL, NVDR	108,500	77,570
Charoen Pokphand Indonesia Tbk. PT	119,900	46,592
Cherkizovo Group PJSC‡	2,594	—
China Feihe Ltd.(a)(b)	101,000	96,767
China Huiyuan Juice Group Ltd.*‡	24,000	—
China Mengniu Dairy Co. Ltd.	49,000	235,981
China Modern Dairy Holdings Ltd.(a)	1,043,000	147,697
China Youran Dairy Group Ltd.*(a)(b)	490,000	136,275
Chongqing Fuling Zhacai Group Co. Ltd., Class A	2,400	9,462
CJ CheilJedang Corp.	223	62,457
CJ CheilJedang Corp. (Preference)	104	13,872
COFCO Joycome Foods Ltd.*(b)	980,000	317,559
Daesang Corp.*	7,869	135,750
Dali Foods Group Co. Ltd.(b)	23,500	10,493
Dongwon Industries Co. Ltd.*	1,960	73,432
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,900	57,536
Garudafood Putra Putri Jaya Tbk. PT	463,100	15,138
Genting Plantations Bhd.	10,400	14,799
Great Wall Enterprise Co. Ltd.	8,400	12,953
Gruma SAB de CV, Class B	3,765	54,851
Grupo Bimbo SAB de CV, Series A	26,400	132,028
Grupo Nutresa SA	1,692	16,692
Guangdong Haid Group Co. Ltd., Class A	3,400	31,369
Harim Holdings Co. Ltd.*	16,170	114,337
Heilongjiang Agriculture Co. Ltd., Class A	5,200	10,866
Henan Shuanghui Investment & Development Co. Ltd., Class A	5,000	18,869
Huishan Dairy*‡	158,000	—

Investments	Shares	Value ($)
Indofood CBP Sukses Makmur Tbk. PT	51,800	34,902
Indofood Sukses Makmur Tbk. PT	127,400	57,156
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	39,538
IOI Corp. Bhd.	58,800	52,656
Japfa Comfeed Indonesia Tbk. PT	1,886,500	169,898
JBS SA	19,700	77,694
Kuala Lumpur Kepong Bhd.	10,631	53,382
Lien Hwa Industrial Holdings Corp.	16,170	27,951
Lotte Confectionery Co. Ltd.*	1,421	138,316
Marfrig Global Foods SA	112,700	170,441
Marico Ltd.	8,820	53,623
Mayora Indah Tbk. PT	83,900	13,265
Minerva SA	98,000	269,279
Monde Nissin Corp.(b)	107,400	25,952
Muyuan Foods Co. Ltd., Class A	7,120	52,623
Namchow Holdings Co. Ltd.	19,000	28,919
Nestle India Ltd.	637	147,864
Nestle Malaysia Bhd.	900	28,525
New Hope Liuhe Co. Ltd., Class A*	9,000	17,462
NongShim Co. Ltd.	56	15,593
Orion Corp.*	520	52,557
Orion Holdings Corp.*	9,136	115,702
Ottogi Corp.*	15	5,796
Patanjali Foods Ltd.	2,059	26,240
PPB Group Bhd.	14,080	58,093
QL Resources Bhd.	25,395	34,946
Samyang Foods Co. Ltd.	141	14,068
Samyang Holdings Corp.*	2,508	146,392
San Miguel Food and Beverage, Inc.	7,670	6,487
Sao Martinho SA	3,500	17,193
Sarawak Oil Palms Bhd.	78,400	48,704
Saudia Dairy & Foodstuff Co.	698	43,669
Savola Group (The)	5,311	42,383
Sawit Sumbermas Sarana Tbk. PT	1,190,700	125,901
Shandong Denghai Seeds Co. Ltd., Class A	4,900	15,004
Shree Renuka Sugars Ltd.*	30,100	19,031
Sime Darby Plantation Bhd.	54,403	55,222
Sumber Tani Agung Resources Tbk. PT	1,254,400	84,101
Ta Ann Holdings Bhd.	93,900	75,063
Taiwan TEA Corp.*	8,000	5,729
Tata Consumer Products Ltd.	10,407	92,665
Thai Union Group PCL, NVDR	85,600	41,490
Thaifoods Group PCL, NVDR	1,033,600	176,911
Tiger Brands Ltd.	3,591	42,867
Tingyi Cayman Islands Holding Corp.(a)	30,000	49,831
Toly Bread Co. Ltd., Class A	4,700	11,630
Tongwei Co. Ltd., Class A	5,500	34,358
Tres Tentos Agroindustrial SA	49,000	97,395
Triputra Agro Persada PT	916,500	37,907
Ulker Biskuvi Sanayi A/S*	6,392	12,994
Uni-President Enterprises Corp.	80,000	179,317
Universal Robina Corp.	13,530	34,130

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Want Want China Holdings Ltd.	98,000	63,762
Yihai International Holding Ltd.*(a)	13,000	46,105
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,100	12,952
Zad Holding Co.	3,130	12,119
Zhou Hei Ya International Holdings Co. Ltd.*(a)(b)	47,000	25,723

		5,991,814

Gas Utilities - 0.6%
Adani Total Gas Ltd.	4,361	112,218
Aygaz A/S	4,199	20,180
Beijing Enterprises Holdings Ltd.	16,000	54,296
China Gas Holdings Ltd.	88,200	137,275
China Resources Gas Group Ltd.	24,200	101,727
ENN Energy Holdings Ltd.	20,100	302,581
ENN Natural Gas Co. Ltd., Class A	10,000	26,728
GAIL India Ltd.	67,522	78,418
Grupo Energia Bogota SA ESP	87,796	29,691
Gujarat Gas Ltd.	2,679	14,942
Gujarat State Petronet Ltd.	13,547	44,612
Indraprastha Gas Ltd.	4,564	23,701
Korea Gas Corp.*	999	27,047
Kunlun Energy Co. Ltd.	118,000	93,033
Mahanagar Gas Ltd.(b)	1,456	15,709
National Gas & Industrialization Co.	1,155	16,157
Perusahaan Gas Negara Tbk. PT	311,200	32,075
Petronas Gas Bhd.	14,700	57,963
Samchully Co. Ltd.*	96	38,110
Towngas Smart Energy Co. Ltd.(a)	408,000	211,845

		1,438,308

Health Care Equipment & Supplies - 0.3%
Dentium Co. Ltd.*	257	24,515
Eoflow Co. Ltd.*	799	12,097
Hartalega Holdings Bhd.	30,800	11,625
HLB, Inc.*	2,286	56,411
Jeisys Medical, Inc.*	3,853	27,432
Kangji Medical Holdings Ltd.	25,000	29,597
Kossan Rubber Industries Bhd.	504,700	124,230
Lifetech Scientific Corp.*	110,000	43,784
Lutronic Corp.*	1,128	21,337
Microport Cardioflow Medtech Corp.*(b)	39,000	16,070
Microport Scientific Corp.*(a)	11,498	35,938
Poly Medicure Ltd.	2,613	28,556
Qingdao Haier Biomedical Co. Ltd., Class A	1,568	16,838
Sansure Biotech, Inc., Class A	4,949	16,787
SD Biosensor, Inc.	990	22,986
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	59,705
Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	490	15,227
Sri Trang Gloves Thailand PCL, NVDR	504,400	158,914
St Shine Optical Co. Ltd.	2,000	16,853
Supermax Corp. Bhd.	79,900	15,172

Investments	Shares	Value ($)
TaiDoc Technology Corp.	3,000	17,935
Top Glove Corp. Bhd.*	120,100	23,368

		795,377

Health Care Providers & Services - 0.7%
Al Hammadi Holding	3,792	48,499
Apollo Hospitals Enterprise Ltd.	1,608	83,530
Aster DM Healthcare Ltd.*(b)	6,324	16,410
Bangkok Chain Hospital PCL, NVDR	20,800	13,736
Bangkok Dusit Medical Services PCL, NVDR	72,000	64,889
Bumrungrad Hospital PCL, NVDR	9,500	62,451
Celltrion Healthcare Co. Ltd.	1,579	73,336
Chabiotech Co. Ltd.*	841	9,647
China Meheco Co. Ltd., Class A	4,700	10,601
Chularat Hospital PCL, NVDR	101,400	12,287
CM Hospitalar SA	5,000	18,659
Dallah Healthcare Co.	879	32,040
Diagnosticos da America SA*	990	2,133
Dr Lal PathLabs Ltd.(b)	822	21,083
Dr Sulaiman Al Habib Medical Services Group Co.	1,411	87,976
Fleury SA	3,600	10,945
Fortis Healthcare Ltd.*	11,593	39,854
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H(a)	12,000	35,057
Gushengtang Holdings Ltd.*	3,200	21,780
Hapvida Participacoes e Investimentos SA*(b)	78,400	79,302
HLB Life Science Co. Ltd.*	3,168	28,519
Huadong Medicine Co. Ltd., Class A	3,300	23,150
Hygeia Healthcare Holdings Co. Ltd.*(a)(b)	6,400	50,581
IHH Healthcare Bhd.	58,800	81,603
Jinxin Fertility Group Ltd.(b)	49,000	45,446
KPJ Healthcare Bhd.	14,124	3,410
Krishna Institute of Medical Sciences Ltd.*(b)	1,650	30,355
Life Healthcare Group Holdings Ltd.	29,257	28,539
Max Healthcare Institute Ltd.*	16,317	87,969
Medikaloka Hermina Tbk. PT(b)	179,700	18,641
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	8,862
Metro Healthcare Indonesia Tbk. PT*	286,700	9,448
Metropolis Healthcare Ltd.(b)	940	15,432
Mitra Keluarga Karyasehat Tbk. PT(b)	100,200	19,987
MLP Saglik Hizmetleri A/S*(b)	3,572	15,182
Mouwasat Medical Services Co.	688	37,764
Narayana Hrudayalaya Ltd.(b)	2,750	24,382
Netcare Ltd.	70,667	57,945
New Horizon Health Ltd.*(b)	4,000	15,513
Odontoprev SA	5,390	12,047
Rainbow Children’s Medicare Ltd.	2,451	22,944

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ramkhamhaeng Hospital PCL, NVDR	9,300	15,354
Rede D’Or Sao Luiz SA*(b)	18,491	115,854
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	41,307	84,983
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	12,993
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	24,500	43,133
Siloam International Hospitals Tbk. PT	165,000	13,429
Sinopharm Group Co. Ltd., Class H	39,200	96,118
Thonburi Healthcare Group PCL, NVDR	9,300	19,440
Topchoice Medical Corp., Class A*	500	12,014
Universal Vision Biotechnology Co. Ltd.	2,100	22,766

		1,818,018

Hotels, Restaurants & Leisure - 1.0%
Abu Dhabi National Hotels	18,200	26,162
Alsea SAB de CV*	24,500	58,474
Ananti, Inc.*	24,451	156,417
Asset World Corp. PCL, NVDR	171,900	30,985
Bloomberry Resorts Corp.*	236,200	39,866
Central Plaza Hotel PCL*	1,600	2,520
Central Plaza Hotel PCL, NVDR*	5,700	8,979
China Travel International Investment Hong Kong Ltd.*(a)	122,000	25,992
DoubleUGames Co. Ltd.*	3,675	146,785
Easy Trip Planners Ltd.*	36,534	23,188
EIH Ltd.*	8,250	16,414
Genting Bhd.	68,600	79,604
Genting Malaysia Bhd.	61,100	40,678
H World Group Ltd.	24,500	117,209
Haichang Ocean Park Holdings Ltd.*(a)(b)	54,000	12,745
Haidilao International Holding Ltd.*(a)(b)	21,164	57,375
Hana Tour Service, Inc.*	450	23,490
Helens International Holdings Co. Ltd.*(a)	6,500	12,356
Herfy Food Services Co.*	436	4,206
Indian Hotels Co. Ltd.	17,668	64,911
Jiumaojiu International Holdings Ltd.(a)(b)	14,000	35,721
Jollibee Foods Corp.	10,180	44,352
Jubilant Foodworks Ltd.	4,950	29,415
Kangwon Land, Inc.*	2,240	42,734
Leejam Sports Co. JSC	1,155	26,036
Lemon Tree Hotels Ltd.*(b)	19,505	18,213
Lotte Tour Development Co. Ltd.*	1,961	22,097
Magnum Bhd.	19,594	6,109
Minor International PCL, NVDR*	50,500	50,867
MK Restaurants Group PCL, NVDR	4,800	8,252
Nayuki Holdings Ltd.*(a)(b)	25,000	19,965
OPAP SA	3,937	58,920
Paradise Co. Ltd.*	421	6,149

Investments	Shares	Value ($)
Sapphire Foods India Ltd.*	800	12,695
Seera Group Holding*	6,600	32,428
Shanghai Jinjiang International Hotels Co. Ltd., Class A	4,900	41,698
Shenzhen Overseas Chinese Town Co. Ltd., Class A	22,200	17,643
Sports Toto Bhd.	28,200	10,643
Sun International Ltd.	6,110	11,952
Tongcheng Travel Holdings Ltd.*(b)	19,600	44,258
Travellers International Hotel Group, Inc.*‡	209,900	—
Trip.com Group Ltd.*	8,650	319,138
Tsogo Sun Gaming Ltd.	192,196	130,244
Westlife Foodworld Ltd.*	3,000	26,928
Yum China Holdings, Inc.	6,713	413,588

		2,378,401

Household Durables - 1.0%
Amber Enterprises India Ltd.*	935	21,823
Arcelik A/S	2,914	16,607
Bajaj Electricals Ltd.	2,173	28,506
Coway Co. Ltd.*	1,177	53,317
Crompton Greaves Consumer Electricals Ltd.	7,896	31,896
Cuckoo Holdings Co. Ltd.*	2,953	39,364
Cyrela Brazil Realty SA Empreendimentos e Participacoes	98,000	292,184
Dixon Technologies India Ltd.(b)	663	21,700
Ecovacs Robotics Co. Ltd., Class A	1,500	19,358
Gree Electric Appliances, Inc. of Zhuhai, Class A	14,700	75,339
Haier Smart Home Co. Ltd., Class A	10,600	40,317
Haier Smart Home Co. Ltd., Class H	39,200	144,027
Hanssem Co. Ltd.	303	12,742
Kinpo Electronics	50,000	22,481
Konka Group Co. Ltd., Class B	291,800	71,474
LG Electronics, Inc.	2,989	242,896
LG Electronics, Inc. (Preference)	584	21,643
Merry Electronics Co. Ltd.	75,235	203,717
Midea Group Co. Ltd., Class A	18,800	153,584
MRV Engenharia e Participacoes SA	117,600	162,145
Nien Made Enterprise Co. Ltd.	2,000	20,749
Orient Electric Ltd.	6,985	22,414
PIK Group PJSC*‡	4,646	—
Skyworth Group Ltd.(a)	490,000	313,183
TCL Electronics Holdings Ltd.*	294,000	133,900
TCL Technology Group Corp., Class A	37,600	23,371
TTK Prestige Ltd.	1,825	17,457
Vestel Beyaz Esya Sanayi ve Ticaret A/S	111,934	77,001
Vestel Elektronik Sanayi ve Ticaret A/S*	46,795	157,223
Whirlpool of India Ltd.	674	11,444

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Zinus, Inc.*	3,717	115,572

		2,567,434

Household Products - 0.0%(d)
Blue Moon Group Holdings Ltd.(b)	26,500	17,343
Kimberly-Clark de Mexico SAB de CV, Class A	14,100	26,955
Unilever Indonesia Tbk. PT	75,200	23,378
Vinda International Holdings Ltd.	3,000	8,286

		75,962

Independent Power and Renewable Electricity Producers - 1.3%
Aboitiz Power Corp.	34,200	22,663
ACEN Corp.	103,400	13,250
ACWA Power Co.	2,058	83,132
Adani Green Energy Ltd.*	5,586	83,447
Adani Power Ltd.*	21,903	59,831
AES Brasil Energia SA	93,100	184,684
Aksa Enerji Uretim A/S	3,760	7,104
Auren Energia SA	5,000	15,133
Banpu Power PCL, NVDR	19,300	10,115
Canvest Environmental Protection Group Co. Ltd.(b)	196,000	102,519
CGN New Energy Holdings Co. Ltd.(a)	392,000	149,028
CGN Power Co. Ltd., Class A	44,000	17,647
CGN Power Co. Ltd., Class H(b)	343,000	80,077
China Longyuan Power Group Corp. Ltd., Class H	98,000	134,775
China National Nuclear Power Co. Ltd., Class A	40,700	36,381
China Power International Development Ltd.(a)	147,000	63,012
China Resources Power Holdings Co. Ltd.(a)	54,000	112,153
China Three Gorges Renewables Group Co. Ltd., Class A	47,000	39,996
China Yangtze Power Co. Ltd., Class A	34,300	105,535
Colbun SA	169,153	19,617
Datang International Power Generation Co. Ltd., Class H*	128,000	21,882
Electricity Generating PCL, NVDR	8,900	46,913
Enel Generacion Peru SAA	10,152	10,560
Energy Absolute PCL, NVDR	29,100	76,254
Eneva SA*	19,600	46,195
Engie Brasil Energia SA	6,350	49,077
First Gen Corp.	142,100	45,730
GD Power Development Co. Ltd., Class A*	42,500	24,971
Global Power Synergy PCL, NVDR	13,700	28,533
Gulf Energy Development PCL, NVDR	84,000	136,777
Huadian Power International Corp. Ltd., Class A	26,500	22,825
Huadian Power International Corp. Ltd., Class H	38,000	15,174
Huaneng Lancang River Hydropower, Inc., Class A	15,000	14,829

Investments	Shares	Value ($)
Huaneng Power International, Inc., Class A*	4,700	5,203
Huaneng Power International, Inc., Class H*(a)	100,000	48,733
Hub Power Co. Ltd. (The)	364,168	87,047
Hubei Energy Group Co. Ltd., Class A	4,700	2,956
JSW Energy Ltd.	5,875	17,092
Malakoff Corp. Bhd.	681,600	110,251
Margun Enerji Uretim Sanayi ve Ticaret A/S	43,610	66,538
Mega First Corp. Bhd.	259,700	216,734
NHPC Ltd.	82,798	44,366
NLC India Ltd.	77,420	73,755
NTPC Ltd.	143,442	299,652
OGK-2 PJSC‡	11,431,280	—
Omega Energia SA*	11,994	20,801
Ratch Group PCL, NVDR	8,900	11,391
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	26,687	15,912
Shanghai Electric Power Co. Ltd., Class A*	10,000	14,903
Shenzhen Energy Group Co. Ltd., Class A	10,600	9,711
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	17,417
Super Energy Corp. PCL, NVDR	4,764,500	90,931
Taiwan Cogeneration Corp.	23,000	26,428
Terna Energy SA	1,276	27,716
TPI Polene Power PCL, NVDR	1,062,000	112,602
Unipro PJSC*‡	5,337,000	—
Xinyi Energy Holdings Ltd.	94,000	34,537
Zorlu Enerji Elektrik Uretim A/S*	24,628	6,507

		3,241,002

Industrial Conglomerates - 2.0%
3M India Ltd.	69	19,648
Aamal Co.	21,949	5,900
Aboitiz Equity Ventures, Inc.	28,670	29,836
AG Anadolu Grubu Holding A/S	3,478	16,826
Alfa SAB de CV, Class A	78,400	56,882
Alliance Global Group, Inc.	56,400	12,906
Alpha Dhabi Holding PJSC*	41,111	268,622
AntarChile SA	3,206	27,690
Astra Industrial Group	1,827	26,336
Ayala Corp.	4,190	54,228
Bera Holding A/S	232,358	137,855
Bidvest Group Ltd. (The)	5,247	67,616
China Baoan Group Co. Ltd., Class A	5,500	10,191
CITIC Ltd.	196,000	229,042
CJ Corp.*	564	37,728
DMCI Holdings, Inc.	121,000	24,365
Doosan Co. Ltd.*	352	26,461
Dubai Investments PJSC	16,050	9,482
Enka Insaat ve Sanayi A/S	53,350	84,178
Far Eastern New Century Corp.	121,000	131,780
Fosun International Ltd.(a)	61,500	57,118

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Godrej Industries Ltd.*	3,377	17,708
Grupo Carso SAB de CV, Series A1	4,700	23,830
GS Holdings Corp.*	2,570	92,218
GT Capital Holdings, Inc.	1,610	15,031
Hanwha Corp.*	1,692	38,873
HAP Seng Consolidated Bhd.	11,900	20,643
Hong Leong Industries Bhd.	1,200	2,492
Hosken Consolidated Investments Ltd.	21,125	193,946
Hyosung Corp.*	201	11,520
Industries Qatar QSC	31,838	122,832
International Holding Co. PJSC*	7,742	843,536
JG Summit Holdings, Inc.	58,911	57,749
KAP Industrial Holdings Ltd.	952,315	226,228
KOC Holding A/S	28,781	116,972
LG Corp.*	3,724	250,322
Lotte Corp.*	1,392	36,557
LT Group, Inc.	5,700	1,052
LX Holdings Corp.*	752	5,384
Mannai Corp. QSC	29,204	61,596
Multiply Group PJSC*	100,827	110,900
Mytilineos SA	2,799	72,044
National Industries Group Holding SAK	63,553	44,347
Quinenco SA	8,136	28,210
Reunert Ltd.	59,192	194,414
Samsung C&T Corp.	2,554	245,697
San Miguel Corp.	13,510	24,706
Shanghai Industrial Holdings Ltd.(a)	152,000	204,773
Siemens Ltd.	1,335	47,685
Sigdo Koppers SA	100,156	138,105
Sime Darby Bhd.	79,800	43,213
SK, Inc.	1,162	186,875
SM Investments Corp.	8,820	148,541
Sunway Bhd.	18,800	7,096
Turkiye Sise ve Cam Fabrikalari A/S	36,113	75,910

		5,045,695

Insurance - 2.7%
Abu Dhabi National Insurance Co. PSC	114,074	180,131
Al Rajhi Co. for Co-operative Insurance*	705	19,086
Allianz Malaysia Bhd.	24,500	79,719
Bangkok Insurance PCL, NVDR	4,600	41,248
BB Seguridade Participacoes SA	9,800	72,719
Bupa Arabia for Cooperative Insurance Co.	327	13,627
Caixa Seguridade Participacoes S/A	15,000	25,602
Capital Financial Indonesia Tbk. PT*	481,800	23,463
Cathay Financial Holding Co. Ltd.	281,486	398,909
Central Reinsurance Co. Ltd.	80,927	48,785
China Development Financial Holding Corp.	490,000	215,420

Investments	Shares	Value ($)
China Life Insurance Co. Ltd., Class H	221,000	405,993
China Pacific Insurance Group Co. Ltd., Class A	19,200	73,311
China Pacific Insurance Group Co. Ltd., Class H	58,800	161,280
China Taiping Insurance Holdings Co. Ltd.	31,800	43,895
Co. for Cooperative Insurance (The)*	974	21,800
DB Insurance Co. Ltd.*	1,176	62,628
Discovery Ltd.*	9,230	73,088
Fubon Financial Holding Co. Ltd.	233,575	468,317
General Insurance Corp. of India(b)	39	88
Hanwha Life Insurance Co. Ltd.*	12,318	27,400
HDFC Life Insurance Co. Ltd.(b)	16,290	115,094
Hyundai Marine & Fire Insurance Co. Ltd.	1,262	31,709
ICICI Lombard General Insurance Co. Ltd.(b)	3,611	49,794
ICICI Prudential Life Insurance Co. Ltd.(b)	5,670	31,309
Korean Reinsurance Co.*	35,084	214,754
Max Financial Services Ltd.*	2,721	27,753
Mercuries & Associates Holding Ltd.	147,000	75,152
Meritz Fire & Marine Insurance Co. Ltd.* ‡	1,034	43,314
Mirae Asset Life Insurance Co. Ltd.*	27,274	65,096
Momentum Metropolitan Holdings	40,751	44,147
New China Life Insurance Co. Ltd., Class A	4,700	21,646
New China Life Insurance Co. Ltd., Class H(a)	24,500	65,637
Old Mutual Ltd.	139,322	94,573
OUTsurance Group Ltd.	10,487	21,651
PB Fintech Ltd.*	3,620	18,935
People’s Insurance Co. Group of China Ltd. (The), Class H	225,000	75,779
PICC Property & Casualty Co. Ltd., Class H	196,000	184,284
Ping An Insurance Group Co. of China Ltd., Class A	24,600	185,603
Ping An Insurance Group Co. of China Ltd., Class H(a)	173,500	1,343,546
Porto Seguro SA	5,000	25,435
Qatar Insurance Co. SAQ	76,097	38,135
Qualitas Controladora SAB de CV(a)	73,500	406,048
Samsung Fire & Marine Insurance Co. Ltd.	995	163,976
Samsung Life Insurance Co. Ltd.	2,548	146,658
Sanlam Ltd.	56,265	181,766
Santam Ltd.	723	11,610
SBI Life Insurance Co. Ltd.(b)	7,378	109,825
Shin Kong Financial Holding Co. Ltd.	441,000	132,043
Shinkong Insurance Co. Ltd.	82,000	137,372

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Syarikat Takaful Malaysia Keluarga Bhd.	191,100	163,067
Tongyang Life Insurance Co. Ltd.*	13,123	50,924
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	11,000	36,627

		6,769,771

Interactive Media & Services - 2.9%
AfreecaTV Co. Ltd.*	275	17,726
Autohome, Inc., Class A(a)	5,000	42,737
Baidu, Inc., Class A*	36,750	620,740
Brightcom Group Ltd.	37,130	11,330
Info Edge India Ltd.	1,318	59,055
JOYY, Inc., ADR	1,813	64,688
Kakao Corp.*	4,998	249,129
Kanzhun Ltd., ADR*	3,479	84,505
Kuaishou Technology*(b)	29,400	257,485
NAVER Corp.	2,352	386,654
Tencent Holdings Ltd.	98,700	4,812,515
Weibo Corp., Class A*	26,460	604,237

		7,210,801

Internet & Direct Marketing Retail - 4.6%
Alibaba Group Holding Ltd.*	450,800	6,188,145
Alibaba Health Information Technology Ltd.*(a)	84,000	74,692
Bukalapak.com PT Tbk.*	700,000	13,542
Dada Nexus Ltd., ADR*(a)	2,805	36,493
GoTo Gojek Tokopedia Tbk. PT*	15,596,700	116,533
Hyundai Home Shopping Network Corp.*	2,038	92,651
Jahez International Co.*	94	14,778
JD Health International, Inc.*(a)(b)	17,150	141,776
JD.com, Inc., Class A	38,001	1,122,788
Meituan, Class B*(b)	74,770	1,665,466
momo.com, Inc.	1,560	41,202
Naspers Ltd., Class N	3,467	665,758
Pinduoduo, Inc., ADR*	8,722	854,582
Ping An Healthcare and Technology Co. Ltd.*(a)(b)	4,700	12,442
RattanIndia Enterprises Ltd.*	126,616	67,845
Vipshop Holdings Ltd., ADR*	10,045	155,396
Zomato Ltd.*	81,438	49,452

		11,313,541

IT Services - 1.7%
Al Moammar Information Systems Co.	505	12,864
Arabian Internet & Communications Services Co.	573	38,658
BLS International Services Ltd.	9,898	22,115
Chinasoft International Ltd.*	46,000	40,316
Chindata Group Holdings Ltd., ADR*	4,935	40,911
Cielo SA	32,900	32,374
Coforge Ltd.	517	27,632
Computer Age Management Services Ltd.	1,007	28,021
Dagang NeXchange Bhd.	134,400	20,637
DHC Software Co. Ltd., Class A	9,400	8,611
eClerx Services Ltd.	679	12,039

Investments	Shares	Value ($)
E-Finance for Digital & Financial Investments	27,195	16,436
Elm Co.	546	51,792
Fawry for Banking & Payment Technology Services SAE*	107,751	22,350
Firstsource Solutions Ltd.	6,900	9,100
GDS Holdings Ltd., Class A*(a)	333,200	973,430
Happiest Minds Technologies Ltd.	2,940	30,362
HCL Technologies Ltd.	17,003	232,895
Hyundai Autoever Corp.	94	8,547
Infosys Ltd.	58,898	1,102,602
Jasmine Technology Solution PCL, NVDR*	4,100	5,806
Kakaopay Corp.*	398	19,709
Locaweb Servicos de Internet SA*(b)	14,100	17,751
LTIMindtree Ltd.(b)	682	36,365
Mphasis Ltd.	1,715	43,389
My EG Services Bhd.	87,557	18,678
One 97 Communications Ltd.*	1,598	10,355
Persistent Systems Ltd.	920	52,638
Posco ICT Co. Ltd.	2,080	11,449
Samsung SDS Co. Ltd.	686	69,614
Sonata Software Ltd.	2,854	21,145
Systems Ltd.	14,063	24,034
Systex Corp.	13,000	32,170
Tata Consultancy Services Ltd.	16,415	672,939
Tech Mahindra Ltd.	10,486	129,909
TravelSky Technology Ltd., Class H	35,000	72,692
Wipro Ltd.	25,521	124,243
Yeahka Ltd.*(a)	13,200	43,784

		4,138,362

Leisure Products - 0.3%
Advanced International Multitech Co. Ltd.	49,000	161,728
Fusheng Precision Co. Ltd.	41,000	302,465
Giant Manufacturing Co. Ltd.	5,181	35,374
GOLFZON Co. Ltd.*	1,470	168,266
Johnson Health Tech Co. Ltd.	2,000	4,783
Merida Industry Co. Ltd.	5,350	32,340

		704,956

Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	2,340	94,690
EirGenix, Inc.*	9,000	35,371
Genscript Biotech Corp.*	20,000	67,487
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	5,900	77,151
LegoChem Biosciences, Inc.*	1,250	37,293
Samsung Biologics Co. Ltd.*(b)	294	189,269
ST Pharm Co. Ltd.*	141	9,306
Syngene International Ltd.(b)	1,400	9,609
WuXi AppTec Co. Ltd., Class A	4,060	56,030
WuXi AppTec Co. Ltd., Class H(a)(b)	6,818	88,285

		664,491

Machinery - 1.0%
AIA Engineering Ltd.	600	20,121

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Airtac International Group	1,913	64,988
Ashok Leyland Ltd.	30,502	55,659
BEML Ltd.	800	15,035
China CSSC Holdings Ltd., Class A	5,900	20,703
China International Marine Containers Group Co. Ltd., Class H(a)	9,400	7,207
CIMC Enric Holdings Ltd.(a)	30,000	33,641
CNPC Capital Co. Ltd., Class A	14,100	12,416
Creative & Innovative System*	2,703	22,426
Cummins India Ltd.	2,376	41,639
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	705	13,192
Dawonsys Co. Ltd.*	1,081	13,278
Doosan Bobcat, Inc.	1,272	35,884
Elgi Equipments Ltd.	8,864	41,118
Escorts Kubota Ltd.	564	14,377
GMM Pfaudler Ltd.	1,390	27,871
Grindwell Norton Ltd.	771	18,793
Haitian International Holdings Ltd.	16,000	48,989
Hiwin Technologies Corp.	5,535	41,109
Hyundai Construction Equipment Co. Ltd.*	4,263	203,840
Hyundai Doosan Infracore Co. Ltd.	43,509	273,742
Hyundai Elevator Co. Ltd.*	9,359	226,415
Hyundai Heavy Industries Co. Ltd.*	282	25,366
Hyundai Mipo Dockyard Co. Ltd.*	400	26,108
Hyundai Rotem Co. Ltd.*	1,175	26,327
Kinik Co.	6,000	23,780
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	605	39,096
Lakshmi Machine Works Ltd.	165	22,722
LK Technology Holdings Ltd.(a)	22,000	25,540
Ningbo Deye Technology Co. Ltd., Class A	500	25,804
Otokar Otomotiv ve Savunma Sanayi A/S	2,744	145,847
Pentamaster Corp. Bhd.	21,200	24,004
People & Technology, Inc.	705	25,383
Sam Engineering & Equipment M Bhd.	14,500	16,826
SAM KANG M&T Co. Ltd.*	1,219	20,435
Samsung Heavy Industries Co. Ltd.*	14,188	66,690
Sany Heavy Equipment International Holdings Co. Ltd.	12,000	12,125
Sany Heavy Industry Co. Ltd., Class A	14,100	36,560
Schaeffler India Ltd.	846	27,797
SFA Engineering Corp.	704	21,318
Shin Zu Shing Co. Ltd.	62,000	170,152
Sinotruk Hong Kong Ltd.	30,500	52,607
SKF India Ltd.	385	20,648
Thermax Ltd.	944	22,182
Timken India Ltd.	329	12,553
Turk Traktor ve Ziraat Makineleri A/S	423	12,960

Investments	Shares	Value ($)
UWC Bhd.	20,400	19,368
Weichai Power Co. Ltd., Class A	17,300	28,701
Weichai Power Co. Ltd., Class H	68,000	102,539
XCMG Construction Machinery Co. Ltd., Class A	18,800	16,193
Yangzijiang Shipbuilding Holdings Ltd.	73,500	72,138
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	10,000	10,984
Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,800	62,774
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	15,246
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	29,200	16,205

		2,499,421

Marine - 0.6%
Cia Sud Americana de Vapores SA	402,367	34,802
COSCO SHIPPING Holdings Co. Ltd., Class H	104,450	107,934
Evergreen Marine Corp. Taiwan Ltd.	29,023	146,927
Far-Eastern Shipping Co. plc*‡	302,500	—
HMM Co. Ltd.*	10,290	181,691
Korea Line Corp.*	60,123	111,773
MISC Bhd.	22,400	38,386
Orient Overseas International Ltd.(a)	3,500	57,913
Pan Ocean Co. Ltd.*	9,229	45,179
Precious Shipping PCL, NVDR	274,100	137,008
Qatar Navigation QSC	19,070	49,747
Regional Container Lines PCL, NVDR	92,800	92,069
Shanghai Zhonggu Logistics Co. Ltd., Class A	4,900	11,429
Shipping Corp. of India Ltd.	61,005	98,921
Sun Kwang Co. Ltd.*	98	11,401
Temas Tbk. PT	409,400	68,825
Transcoal Pacific Tbk. PT	14,100	7,901
U-Ming Marine Transport Corp.	14,000	23,547
Wan Hai Lines Ltd.	45,885	115,992
Wisdom Marine Lines Co. Ltd.	11,898	24,054
Yang Ming Marine Transport Corp.	52,000	108,243

		1,473,742

Media - 0.4%
Affle India Ltd.*	1,050	14,164
Astro Malaysia Holdings Bhd.	989,800	142,701
BEC World PCL, NVDR	42,200	13,551
Cheil Worldwide, Inc.	1,074	19,138
China Literature Ltd.*(a)(b)	6,200	32,390
Echo Marketing, Inc.	6,419	71,704
Elang Mahkota Teknologi Tbk. PT	686,000	49,425
Focus Media Information Technology Co. Ltd., Class A	23,500	24,171
Grupo Televisa SAB, Series CPO(a)	68,600	84,035
Innocean Worldwide, Inc.	3,399	123,482
Media Nusantara Citra Tbk. PT*	2,781,600	128,967

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Megacable Holdings SAB de CV	14,100	44,108
Mobvista, Inc.*(a)(b)	20,000	11,507
MultiChoice Group	9,555	65,683
Plan B Media PCL, NVDR	97,500	26,435
Saudi Research & Media Group*	605	30,210
Sun TV Network Ltd.	1,889	10,652
Surya Citra Media Tbk. PT	427,000	6,438
Zee Entertainment Enterprises Ltd.	17,444	48,290

		947,051

Metals & Mining - 5.6%
Adaro Minerals Indonesia Tbk. PT*	120,400	13,173
African Rainbow Minerals Ltd.	3,822	62,229
Alrosa PJSC*‡	85,800	—
Aluminum Corp. of China Ltd., Class A	26,500	20,747
Aluminum Corp. of China Ltd., Class H	124,000	65,966
Aneka Tambang Tbk.	201,400	31,036
Angang Steel Co. Ltd., Class H	38,000	11,732
Anglo American Platinum Ltd.	1,470	108,394
AngloGold Ashanti Ltd.	12,544	260,525
APL Apollo Tubes Ltd.	3,361	46,916
Baoshan Iron & Steel Co. Ltd., Class A	58,800	53,779
Beijing Shougang Co. Ltd., Class A	10,600	6,181
Bradespar SA	9,800	54,395
Bradespar SA (Preference)	93,100	583,309
Bumi Resources Minerals Tbk. PT*	1,235,000	15,159
CAP SA	24,059	221,346
Century Iron & Steel Industrial Co. Ltd.	6,000	19,804
China Gold International Resources Corp. Ltd.	88,200	316,183
China Hongqiao Group Ltd.	49,000	56,635
China Metal Recycling Holdings Ltd.*‡	51,000	—
China Nonferrous Mining Corp. Ltd.(a)	441,000	240,232
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	5,300	22,770
China Steel Corp.	196,000	206,608
China Zhongwang Holdings Ltd.*‡	699,600	—
Chung Hung Steel Corp.	23,000	22,215
Cia Brasileira de Aluminio	4,700	11,724
Cia Ferro Ligas da Bahia - FERBASA (Preference)	14,700	163,762
Cia Siderurgica Nacional SA	19,600	71,217
Citic Pacific Special Steel Group Co. Ltd., Class A	10,600	28,598
CMOC Group Ltd., Class A	22,500	18,881
CMOC Group Ltd., Class H(a)	57,000	32,868
Dongkuk Steel Mill Co. Ltd.*	23,667	261,686
DRDGOLD Ltd.	10,054	7,956
Eregli Demir ve Celik Fabrikalari TAS	40,376	81,780
EVERGREEN Steel Corp.	49,000	86,821
Ezz Steel Co. SAE	64,485	50,639

Investments	Shares	Value ($)
Feng Hsin Steel Co. Ltd.	11,000	25,279
Ganfeng Lithium Group Co. Ltd.(a)(b)	7,280	66,219
Ganfeng Lithium Group Co. Ltd., Class A	3,080	35,933
GEM Co. Ltd., Class A	5,300	6,259
Gerdau SA (Preference)	29,400	189,053
Gold Fields Ltd.	25,255	285,931
Grupo Mexico SAB de CV, Series B	91,113	405,841
Harmony Gold Mining Co. Ltd.	17,673	62,458
Henan Shenhuo Coal & Power Co. Ltd., Class A	5,500	14,269
Hesteel Co. Ltd., Class A	37,600	13,411
Hindalco Industries Ltd.	41,356	236,439
Hindustan Copper Ltd.	16,483	24,806
Huaibei Mining Holdings Co. Ltd., Class A	9,400	18,669
Hunan Valin Steel Co. Ltd., Class A	23,500	17,250
Hyundai Steel Co.	2,109	58,555
Impala Platinum Holdings Ltd.	24,775	286,240
Industrias CH SAB de CV, Series B*	1,147	13,605
Industrias Penoles SAB de CV*(a)	2,585	36,900
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	70,500	21,285
Inner Mongolia ERDOS Resources Co. Ltd., Class A	4,480	11,119
Inner Mongolia ERDOS Resources Co. Ltd., Class B	7,420	15,137
Jiangxi Copper Co. Ltd., Class A	9,400	27,044
Jiangxi Copper Co. Ltd., Class H	31,000	53,232
Jinchuan Group International Resources Co. Ltd.(a)	784,000	77,014
Jindal Stainless Hisar Ltd.*	35,329	198,510
Jindal Stainless Ltd.*	55,664	173,014
Jindal Steel & Power Ltd.	12,907	91,932
JSW Steel Ltd.	14,994	131,119
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	83,741	72,031
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	271,803	237,984
KG DONGBUSTEEL	10,241	70,335
Korea Zinc Co. Ltd.*	245	107,603
Koza Altin Isletmeleri A/S	705	20,797
Koza Anadolu Metal Madencilik Isletmeleri A/S*	68,257	192,501
Kumba Iron Ore Ltd.	1,470	44,667
Lloyds Metals & Energy Ltd.	31,017	109,828
Maanshan Iron & Steel Co. Ltd., Class A	21,200	9,256
Maanshan Iron & Steel Co. Ltd., Class H	22,000	5,361
Magnitogorsk Iron & Steel Works PJSC*‡	45,174	—
Merdeka Copper Gold Tbk. PT*	230,462	72,567
Metalurgica Gerdau SA (Preference)	22,200	63,180

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Minsur SA	11,032	10,529
MMC Norilsk Nickel PJSC‡	2,090	—
MMG Ltd.*	1,176,000	379,570
National Aluminium Co. Ltd.	329,476	335,192
Nickel Asia Corp.	1,690,500	194,650
NMDC Ltd.*‡	32,389	15,220
NMDC Ltd.	32,389	48,685
Northam Platinum Holdings Ltd.*	7,270	71,196
Novolipetsk Steel PJSC*‡	51,150	—
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	14,100	10,851
PMB Technology Bhd.	4,700	4,661
Polyus PJSC*‡	1,155	—
Poongsan Corp.*	6,272	183,557
POSCO Holdings, Inc.	2,107	514,007
Press Metal Aluminium Holdings Bhd.	58,800	71,402
Qatar Aluminum Manufacturing Co.	42,858	21,360
Raspadskaya OJSC*‡	4,240	—
Ratnamani Metals & Tubes Ltd.	1,291	34,988
Royal Bafokeng Platinum Ltd.	1,450	13,853
Saudi Arabian Mining Co.*	13,364	262,437
Seah Besteel Holdings Corp.*	4,900	65,238
SeAH Steel Holdings Corp.*	691	91,326
Severstal PAO*‡	5,995	—
Shandong Gold Mining Co. Ltd., Class A	5,100	14,937
Shandong Nanshan Aluminum Co. Ltd., Class A	18,800	10,044
Shanxi Meijin Energy Co. Ltd., Class A	9,400	13,369
Shanxi Taigang Stainless Steel Co. Ltd., Class A	15,900	10,801
Shougang Fushan Resources Group Ltd.	1,176,000	424,579
Shyam Metalics & Energy Ltd.	10,246	37,943
Sibanye Stillwater Ltd.	79,331	206,436
Steel Authority of India Ltd.	46,172	51,059
TA Chen Stainless Pipe	49,000	73,112
Tata Steel Ltd.	240,100	350,792
Tiangong International Co. Ltd.(a)	490,000	208,789
Tianshan Aluminum Group Co. Ltd., Class A	10,600	14,119
Tung Ho Steel Enterprise Corp.	17,050	32,822
United Co. RUSAL International PJSC‡	75,100	—
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	171,500	287,324
Vale Indonesia Tbk. PT*	28,200	13,968
Vale SA	111,100	2,062,294
Vedanta Ltd.	29,204	118,486
Volcan Cia Minera SAA, Class B*	122,924	15,984
VSMPO-AVISMA Corp. PJSC‡	53	—
Western Superconducting Technologies Co. Ltd., Class A	752	10,946
Xiamen Tungsten Co. Ltd., Class A	3,900	12,785

Investments	Shares	Value ($)
YC INOX Co. Ltd.	147,000	149,081
Yieh Phui Enterprise Co. Ltd.	52,500	29,900
Young Poong Corp.*	245	124,310
Yunnan Aluminium Co. Ltd., Class A	6,300	12,540
Zhaojin Mining Industry Co. Ltd., Class H*	24,500	28,099
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,140	20,817
Zijin Mining Group Co. Ltd., Class A	33,300	58,104
Zijin Mining Group Co. Ltd., Class H	196,000	322,560

		13,902,621

Multiline Retail - 0.5%
Aeon Co. M Bhd.	18,800	5,950
Central Retail Corp. PCL, NVDR	53,475	68,848
El Puerto de Liverpool SAB de CV, Class C1	6,185	39,068
Falabella SA	22,688	52,538
Hyundai Department Store Co. Ltd.*	224	11,202
Lotte Shopping Co. Ltd.*	448	34,187
Magazine Luiza SA*	37,600	32,715
MINISO Group Holding Ltd., ADR(a)	46,942	714,457
Mitra Adiperkasa Tbk. PT*	314,900	27,310
Shinsegae, Inc.*	212	39,843
V-Mart Retail Ltd.	484	16,383
Woolworths Holdings Ltd.	17,787	76,966

		1,119,467

Multi-Utilities - 0.1%
Dubai Electricity & Water Authority PJSC	138,131	89,128
Qatar Electricity & Water Co. QSC	9,126	44,555
YTL Power International Bhd.	1,531	264

		133,947

Oil, Gas & Consumable Fuels - 4.3%
3R Petroleum Oleo E Gas SA*	63,700	560,876
ABM Investama Tbk. PT	215,600	45,306
Adaro Energy Indonesia Tbk. PT	382,300	75,491
Aegis Logistics Ltd.	4,841	22,551
AKR Corporindo Tbk. PT	140,000	12,235
Aldrees Petroleum and Transport Services Co.	1,760	37,235
Bangchak Corp. PCL, NVDR	14,000	15,480
Banpu PCL, NVDR	93,200	32,751
Bashneft PJSC‡	1,305	—
Bashneft PJSC (Preference)‡	1,163	—
Bayan Resources Tbk. PT	227,200	304,651
Bharat Petroleum Corp. Ltd.	28,410	119,027
Bukit Asam Tbk. PT	106,000	24,043
Bumi Resources Tbk. PT*	5,042,100	51,464
China Coal Energy Co. Ltd., Class A	16,100	20,730
China Coal Energy Co. Ltd., Class H(a)	49,000	39,195

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Merchants Energy Shipping Co. Ltd., Class A	14,100	13,334
China Petroleum & Chemical Corp., Class A	104,900	70,172
China Petroleum & Chemical Corp., Class H	686,000	369,318
China Shenhua Energy Co. Ltd., Class A	19,600	82,351
China Shenhua Energy Co. Ltd., Class H	98,000	304,431
China Suntien Green Energy Corp. Ltd., Class H(a)	50,000	23,410
Coal India Ltd.	65,072	178,587
Cosan SA	19,600	64,288
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	8,600	18,175
Dana Gas PJSC	1,245,580	280,786
Ecopetrol SA	146,461	84,202
Empresas Copec SA	10,437	78,451
Enauta Participacoes SA	30,201	89,272
Esso Thailand PCL, NVDR	37,500	10,565
Exxaro Resources Ltd.	6,125	76,533
Formosa Petrochemical Corp.	29,000	81,036
Gazprom PJSC‡	412,500	—
Great Eastern Shipping Co. Ltd. (The)	36,652	287,007
Guanghui Energy Co. Ltd., Class A	15,100	22,839
Harum Energy Tbk. PT	89,300	10,306
HD Hyundai Co. Ltd.	1,505	74,651
Helleniq Energy Holdings SA	1,316	11,062
Hibiscus Petroleum Bhd.	617,400	164,997
Hindustan Petroleum Corp. Ltd.	14,504	42,116
Indian Oil Corp. Ltd.	107,751	107,516
Indika Energy Tbk. PT	641,200	103,088
Indo Tambangraya Megah Tbk. PT	9,400	22,700
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	5,300	10,338
Inner Mongolia Yitai Coal Co. Ltd., Class B	31,500	47,187
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S*	36,309	65,088
IRPC PCL, NVDR	242,000	22,433
Jizhong Energy Resources Co. Ltd., Class A	14,100	13,731
LUKOIL PJSC‡	12,265	—
Mangalore Refinery & Petrochemicals Ltd.*	75,902	53,363
Mari Petroleum Co. Ltd.	611	3,462
Medco Energi Internasional Tbk. PT	178,600	16,621
MOL Hungarian Oil & Gas plc	13,034	96,943
Motor Oil Hellas Corinth Refineries SA	1,645	40,019
Novatek PJSC‡	20,020	—
Oil & Natural Gas Corp. Ltd.	112,504	198,976
Oil India Ltd.	12,376	35,189
Pakistan Oilfields Ltd.	55,027	84,885
Pakistan Petroleum Ltd.	246,176	71,216
Petro Rio SA*	9,800	81,034

Investments	Shares	Value ($)
PetroChina Co. Ltd., Class H	588,000	312,808
Petroleo Brasileiro SA	102,900	595,397
Petroleo Brasileiro SA (Preference)	132,300	677,422
Petronas Dagangan Bhd.	6,600	33,729
Petronet LNG Ltd.	25,624	67,947
Petroreconcavo SA	44,100	273,533
Productive Technologies Co. Ltd.*(a)	188,000	26,382
PTT Exploration & Production PCL	469	2,437
PTT Exploration & Production PCL, NVDR	39,131	203,301
PTT PCL, NVDR	260,900	262,797
Qatar Fuel QSC	8,595	42,152
Qatar Gas Transport Co. Ltd.	54,208	56,564
Rabigh Refining & Petrochemical Co.*	5,254	15,595
Reliance Industries Ltd.	55,468	1,593,621
Rosneft Oil Co. PJSC‡	74,042	—
Saudi Arabian Oil Co.(b)	36,317	318,850
Semirara Mining & Power Corp.	42,200	24,720
Shaanxi Coal Industry Co. Ltd., Class A	24,500	70,886
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	4,700	10,921
Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,400	16,346
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	11,100	32,527
Siamgas & Petrochemicals PCL, NVDR	226,500	69,302
SK Discovery Co. Ltd.	4,116	106,258
SK Gas Ltd.	931	92,133
SK Innovation Co. Ltd.*	1,519	199,894
S-Oil Corp.	1,362	97,523
Star Petroleum Refining PCL, NVDR	33,500	11,671
Surgutneftegas PJSC‡	319,000	—
Surgutneftegas PJSC (Preference)‡	225,500	—
Tatneft PJSC‡	26,900	—
Tatneft PJSC (Preference)‡	3,870	—
Thai Oil PCL, NVDR	17,902	31,319
Thungela Resources Ltd.	4,116	54,758
Transneft PJSC (Preference)‡	55	—
Turkiye Petrol Rafinerileri A/S*	2,059	64,732
Ultrapar Participacoes SA	21,538	55,797
United Tractors Tbk. PT	39,200	64,200
Yancoal Australia Ltd.(b)	9,400	38,794
Yankuang Energy Group Co. Ltd., Class A	5,300	26,928
Yankuang Energy Group Co. Ltd., Class H(a)	46,000	147,591

		10,571,548

Paper & Forest Products - 0.5%
Alkim Kagit Sanayi ve Ticaret A/S	53,998	81,009
Century Plyboards India Ltd.	3,256	20,602
Century Textiles & Industries Ltd.	2,118	18,157

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Dexco SA*	123,910	183,500
Empresas CMPC SA	25,344	43,430
Indah Kiat Pulp & Paper Tbk. PT	85,800	47,651
JK Paper Ltd.	2,867	14,421
Lee & Man Paper Manufacturing Ltd.	784,000	343,063
Longchen Paper & Packaging Co. Ltd.	306,967	191,695
Nine Dragons Paper Holdings Ltd.	55,000	49,256
Pabrik Kertas Tjiwi Kimia Tbk. PT	28,200	13,780
Sappi Ltd.	16,314	48,163
Shandong Sun Paper Industry JSC Ltd., Class A	9,400	15,539
Suzano SA	24,500	223,084

		1,293,350

Personal Products - 0.5%
Amorepacific Corp.*	541	63,903
AMOREPACIFIC Group*	611	20,362
Colgate-Palmolive India Ltd.	2,295	40,703
Cosmax, Inc.*	3,087	196,227
Dabur India Ltd.	10,829	73,721
Emami Ltd.	4,717	25,517
Gillette India Ltd.	103	6,148
Godrej Consumer Products Ltd.*	7,252	80,837
Grape King Bio Ltd.	7,000	40,217
Hengan International Group Co. Ltd.	18,000	88,409
Hindustan Unilever Ltd.	14,308	450,002
Hyundai Bioscience Co. Ltd.*	1,504	29,181
Kolmar Korea Co. Ltd.*	142	5,124
LG H&H Co. Ltd.	147	88,668
LG H&H Co. Ltd. (Preference)	43	11,083
Microbio Co. Ltd.	16,461	36,349
Natura & Co. Holding SA	10,958	31,315
Procter & Gamble Hygiene & Health Care Ltd.	200	34,596
TCI Co. Ltd.	1,000	6,278

		1,328,640

Pharmaceuticals - 1.2%
Aarti Pharmalabs Ltd.*	1,095	3,660
Adcock Ingram Holdings Ltd.	2,912	8,520
Ajanta Pharma Ltd.	576	8,505
Alembic Pharmaceuticals Ltd.	3,400	22,337
Alkem Laboratories Ltd.	516	18,966
Aspen Pharmacare Holdings Ltd.	6,909	59,934
AstraZeneca Pharma India Ltd.	235	9,641
Asymchem Laboratories Tianjin Co. Ltd., Class A	700	16,534
Aurobindo Pharma Ltd.	5,645	28,122
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	5,000	7,616
Beijing Tongrentang Co. Ltd., Class A	4,700	32,790
Bukwang Pharmaceutical Co. Ltd.*	1,431	10,781
CanSino Biologics, Inc., Class A	318	6,184
CanSino Biologics, Inc., Class H(a)(b)	800	6,583
Caregen Co. Ltd.	141	16,483

Investments	Shares	Value ($)
Celltrion Pharm, Inc.*	137	7,070
Center Laboratories, Inc.	10,414	16,371
Changchun High & New Technology Industry Group, Inc., Class A	600	17,857
China Medical System Holdings Ltd.	43,000	74,167
China Resources Pharmaceutical Group Ltd.(a)(b)	52,000	39,140
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	88,000	42,100
Chong Kun Dang Pharmaceutical Corp.*	107	7,088
Cipla Ltd.	8,967	111,413
CSPC Pharmaceutical Group Ltd.	146,080	166,607
Daewoong Co. Ltd.*	339	6,096
Daewoong Pharmaceutical Co. Ltd.*	49	6,058
Dong-A Socio Holdings Co. Ltd.	1,686	138,789
Dong-A ST Co. Ltd.*	94	4,930
DongKook Pharmaceutical Co. Ltd.*	950	13,119
Dr Reddy’s Laboratories Ltd.	2,141	113,001
Genomma Lab Internacional SAB de CV, Class B	31,531	29,653
Gland Pharma Ltd.*(b)	971	15,419
GlaxoSmithKline Pharmaceuticals Ltd.	376	5,719
Glenmark Pharmaceuticals Ltd.	8,465	39,675
Grand Pharmaceutical Group Ltd.(a)	465,500	289,804
Granules India Ltd.	5,750	20,750
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	4,900	17,042
Hanall Biopharma Co. Ltd.*	919	12,235
Hanmi Pharm Co. Ltd.*	100	20,823
Hanmi Science Co. Ltd.*	671	16,396
Hansoh Pharmaceutical Group Co. Ltd.(b)	16,000	32,741
HK inno N Corp.*	644	20,520
Hua Han Health Industry Holdings Ltd.*‡	3,780,000	—
Hypera SA	7,100	64,705
Il Dong Pharmaceutical Co. Ltd.*	1,148	24,185
Ipca Laboratories Ltd.	3,080	31,949
JB Chemicals & Pharmaceuticals Ltd.	1,677	41,816
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,400	52,474
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	8,180
Jubilant Pharmova Ltd.	4,141	17,791
Kalbe Farma Tbk. PT	365,800	50,270
Komipharm International Co. Ltd.*	1,425	7,901
Laurus Labs Ltd.(b)	7,802	31,454
Livzon Pharmaceutical Group, Inc., Class H(a)	3,930	13,361
Lotus Pharmaceutical Co. Ltd.*	2,000	15,853
Lupin Ltd.	4,816	43,341

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Luye Pharma Group Ltd.*(b)	47,000	24,104
Mega Lifesciences PCL, NVDR	9,300	14,720
Natco Pharma Ltd.	4,680	30,449
Oneness Biotech Co. Ltd.*	3,000	26,878
Oscotec, Inc.*	1,034	16,075
Pfizer Ltd.	341	16,104
Pharmally International Holding Co. Ltd.*‡	2,564	3,625
Procter & Gamble Health Ltd.	400	19,987
Richter Gedeon Nyrt.	3,528	79,347
Sam Chun Dang Pharm Co. Ltd.*	517	20,188
Sanofi India Ltd.	163	10,940
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,800	19,132
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	8,000	25,719
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,700	20,172
Shin Poong Pharmaceutical Co. Ltd.*	432	7,295
Sihuan Pharmaceutical Holdings Group Ltd.	125,000	15,947
Sino Biopharmaceutical Ltd.	175,999	102,161
SK Biopharmaceuticals Co. Ltd.*	330	19,396
SSY Group Ltd.	44,000	27,337
Sun Pharmaceutical Industries Ltd.	18,057	228,003
Suven Pharmaceuticals Ltd.	3,735	22,477
Torrent Pharmaceuticals Ltd.	1,434	26,635
TTY Biopharm Co. Ltd.	11,000	28,430
United Laboratories International Holdings Ltd. (The)(a)	300,000	198,634
Yuhan Corp.*	1,078	45,770
Yungjin Pharmaceutical Co. Ltd.*	1,602	4,662
Yunnan Baiyao Group Co. Ltd., Class A	1,540	13,096
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	700	32,198
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	4,700	14,920
Zydus Lifesciences Ltd.	4,844	25,515

		3,084,435

Professional Services - 0.0%(d)
CTOS Digital Bhd.	84,900	30,650
L&T Technology Services Ltd.(b)	376	15,310
NICE Information Service Co. Ltd.*	2,317	24,396
Quess Corp. Ltd.(b)	3,339	14,551
Sporton International, Inc.	3,000	21,982

		106,889

Real Estate Management & Development - 3.7%
Agile Group Holdings Ltd.*(a)	490,000	157,529
Aldar Properties PJSC	67,345	79,940
Aliansce Sonae Shopping Centers sa	17,137	60,619
A-Living Smart City Services Co. Ltd.(b)	232,750	294,554
AP Thailand PCL, NVDR	362,300	130,608
Arabian Centres Co. Ltd.	676	3,610

Investments	Shares	Value ($)
Arriyadh Development Co.	2,145	10,848
Ayala Land, Inc.	83,300	44,679
Barwa Real Estate Co.	13,319	10,387
Brigade Enterprises Ltd.	4,730	26,514
C&D International Investment Group Ltd.	16,587	52,690
Cencosud Shopping SA	11,750	17,645
Central Pattana PCL, NVDR	24,200	52,234
China Aoyuan Group Ltd.*‡(a)	713,000	71,897
China Dili Group*‡(a)	100,000	10,311
China Evergrande Group*‡(a)	66,000	93
China Jinmao Holdings Group Ltd.	1,960,000	450,083
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	19,600	43,076
China Overseas Grand Oceans Group Ltd.	490,000	228,792
China Overseas Land & Investment Ltd.	111,000	299,501
China Overseas Property Holdings Ltd.(a)	30,000	39,191
China Resources Land Ltd.	82,000	393,338
China Resources Mixc Lifestyle Services Ltd.(b)	10,000	57,600
China Vanke Co. Ltd., Class A	29,400	79,581
China Vanke Co. Ltd., Class H	52,100	105,283
Chong Hong Construction Co. Ltd.	85,000	209,775
Ciputra Development Tbk. PT	179,449	11,672
Commercial Real Estate Co. KSC	591,035	190,525
Corp. Inmobiliaria Vesta SAB de CV(a)	24,000	65,668
Cosmopolitan International Holdings Ltd.*(a)	94,000	15,710
Country Garden Holdings Co. Ltd.(a)	245,000	91,892
Country Garden Services Holdings Co. Ltd.	49,000	132,524
Dar Al Arkan Real Estate Development Co.*	7,655	25,496
DLF Ltd.	11,270	48,978
Eco World Development Group Bhd.	436,100	70,541
Emaar Development PJSC*	15,780	19,118
Emaar Economic City*	9,847	21,462
Emaar Properties PJSC	175,175	265,167
Evergrande Property Services Group Ltd.*‡(b)	78,500	—
Gemdale Corp., Class A	14,100	20,617
Gemdale Properties & Investment Corp. Ltd.(a)	2,156,000	187,035
Godrej Properties Ltd.*	2,621	37,801
Greentown China Holdings Ltd.	25,000	36,805
Greentown Service Group Co. Ltd.(a)(b)	490,000	357,566
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	14,100	22,182
Hanson International Tbk. PT*‡	2,409,275	—
Highwealth Construction Corp.	35,755	48,944
Hopson Development Holdings Ltd.(a)	18,800	22,305

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Huaku Development Co. Ltd.	88,000	260,849
Huang Hsiang Construction Corp.	49,000	67,808
Iguatemi SA	9,400	36,168
IOI Properties Group Bhd.	52,800	13,615
JHSF Participacoes SA	107,800	109,040
Jinke Smart Services Group Co. Ltd., Class H(b)	53,900	95,580
Kaisa Group Holdings Ltd.*	119,714	8,457
KE Holdings, Inc., ADR*	11,270	206,692
Kindom Development Co. Ltd.	147,400	142,368
King’s Town Construction Co. Ltd.*	2,000	2,198
LAMDA Development SA*	1,368	9,315
Longfor Group Holdings Ltd.(b)	49,000	161,905
LSR Group PJSC*‡	21,295	—
Mabanee Co. KPSC	13,622	38,155
Macrotech Developers Ltd.*(b)	825	10,295
MAS P.L.C.	18,975	23,191
Matrix Concepts Holdings Bhd.	318,500	116,477
MBK PCL, NVDR	30,344	16,914
Megaworld Corp.	3,626,000	140,719
Midea Real Estate Holding Ltd.(a)(b)	107,800	163,655
Multiplan Empreendimentos Imobiliarios SA*	5,000	23,363
National Real Estate Co. KPSC*	396,895	131,063
Oberoi Realty Ltd.	1,551	15,541
Origin Property PCL, NVDR	367,200	135,712
OSK Holdings Bhd.	406,700	95,341
Pakuwon Jati Tbk. PT	155,100	4,635
Phoenix Mills Ltd. (The)	1,600	26,729
Poly Developments and Holdings Group Co. Ltd., Class A	29,400	68,442
Prestige Estates Projects Ltd.	3,219	16,467
Prince Housing & Development Corp.	50,000	18,568
Pruksa Holding PCL, NVDR	259,700	103,849
Quality Houses PCL, NVDR	178,500	12,762
Radiance Holdings Group Co. Ltd.(a)(b)	245,000	128,149
Redco Properties Group Ltd.*(a)(b)	196,000	38,507
Robinsons Land Corp.	23,506	6,584
Ruentex Development Co. Ltd.	41,400	61,704
Salhia Real Estate Co. KSCP	15,502	27,576
Sansiri PCL, NVDR	2,165,500	127,923
Saudi Real Estate Co.*	3,478	11,306
Seazen Group Ltd.*	784,000	306,057
Seazen Holdings Co. Ltd., Class A*	4,700	14,788
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	83,300	78,135
Shanghai Lingang Holdings Corp. Ltd., Class A	5,640	10,275
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	8,000	12,041

Investments	Shares	Value ($)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	30,940	24,783
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	8,813
Shenzhen Investment Ltd.	784,000	154,028
Shimao Group Holdings Ltd.*‡	32,000	14,294
Shoucheng Holdings Ltd.	110,000	26,382
Shui On Land Ltd.	1,151,500	155,716
Sichuan Languang Justbon Services Group Co. Ltd., Class H*‡	26,500	183,066
Sime Darby Property Bhd.	42,300	4,859
Sinic Holdings Group Co. Ltd., Class H*‡(b)	318,000	—
Sinyi Realty, Inc.	98,000	90,574
SK D&D Co. Ltd.	3,408	58,377
SM Prime Holdings, Inc.	171,500	115,845
SOHO China Ltd.*	76,000	14,737
SP Setia Bhd. Group	592,900	96,599
Summarecon Agung Tbk. PT	227,900	9,350
Sunac China Holdings Ltd.*‡(a)	145,000	59,694
Supalai PCL, NVDR	23,800	17,448
Talaat Moustafa Group	356,441	119,877
United Development Co. QSC	67,999	22,612
UOA Development Bhd.	21,800	8,586
WHA Corp. PCL, NVDR	117,490	13,454
Yuexiu Property Co. Ltd.	41,600	60,395
Yungshin Construction & Development Co. Ltd.	28,000	49,146
Zhejiang China Commodities City Group Co. Ltd., Class A	5,500	4,151

		9,034,090

Road & Rail - 0.3%
BTS Group Holdings PCL, NVDR	119,640	30,626
Container Corp. of India Ltd.	4,480	34,365
Daqin Railway Co. Ltd., Class A	40,000	39,663
Full Truck Alliance Co. Ltd., ADR*(a)	10,535	84,807
GMexico Transportes SAB de CV(a)(b)	9,400	20,400
Localiza Rent a Car SA	12,107	140,796
Localiza Rent a Car SA*‡	51	593
Lotte Rental Co. Ltd.*	5,194	117,643
Movida Participacoes SA	44,100	65,395
Rumo SA	19,600	70,755
SIMPAR SA	107,800	164,512
Theeb Rent A Car Co.	441	7,920
United International Transportation Co.	996	13,269
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA*	5,500	15,793

		806,537

Semiconductors & Semiconductor Equipment - 6.4%
3peak, Inc., Class A	245	10,515
ADATA Technology Co. Ltd.	104,000	226,878
Advanced Power Electronics Corp.	49,000	186,045
Advanced Wireless Semiconductor Co.	10,000	26,478
Alchip Technologies Ltd.	1,000	28,077
Andes Technology Corp.	2,379	41,598

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	539	15,480
AP Memory Technology Corp.	1,000	6,994
Ardentec Corp.	147,000	258,015
ASE Technology Holding Co. Ltd.	105,000	349,709
ASMedia Technology, Inc.	1,000	29,742
Borosil Renewables Ltd.*	1,880	10,943
China Resources Microelectronics Ltd., Class A	1,350	10,963
Chipbond Technology Corp.	21,000	42,315
ChipMOS Technologies, Inc.	171,000	197,056
D&O Green Technologies Bhd.	15,300	16,929
Daqo New Energy Corp., ADR*	1,568	71,360
DB HiTek Co. Ltd.*	1,396	51,225
Duk San Neolux Co. Ltd.*	423	12,345
Elan Microelectronics Corp.	98,000	316,276
Elite Semiconductor Microelectronics Technology, Inc.	98,000	253,935
eMemory Technology, Inc.	1,000	53,955
Ennostar, Inc.	7,000	11,657
Eo Technics Co. Ltd.*	134	8,137
Episil Technologies, Inc.	6,292	20,180
Eugene Technology Co. Ltd.	65	1,364
Everlight Electronics Co. Ltd.	130,000	162,365
Faraday Technology Corp.	4,000	22,581
Fitipower Integrated Technology, Inc.	49,000	235,004
Flat Glass Group Co. Ltd., Class A	3,600	20,027
Flat Glass Group Co. Ltd., Class H(a)	7,000	21,879
Formosa Advanced Technologies Co. Ltd.	64,000	85,369
Formosa Sumco Technology Corp.	1,000	5,179
GCL System Integration Technology Co. Ltd., Class A*	34,300	16,447
GCL Technology Holdings Ltd.*(a)	539,000	148,527
GemVax & Kael Co. Ltd.*	920	10,957
GigaDevice Semiconductor, Inc., Class A	1,440	24,412
Global Mixed Mode Technology, Inc.	26,000	139,850
Global Unichip Corp.	2,000	52,090
Globalwafers Co. Ltd.	4,000	69,675
Greatek Electronics, Inc.	101,000	170,884
HAESUNG DS Co. Ltd.*	4,116	132,823
Hana Materials, Inc.	318	9,720
Hangzhou First Applied Material Co. Ltd., Class A	2,660	29,616
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,900	15,163
Holtek Semiconductor, Inc.	6,000	14,528
Hua Hong Semiconductor Ltd.*(b)	11,000	42,380
Hyundai Energy Solutions Co. Ltd.*	235	9,959
Inari Amertron Bhd.	18,800	11,415
Innox Advanced Materials Co. Ltd.	5,586	141,033
JA Solar Technology Co. Ltd., Class A	3,780	36,888

Investments	Shares	Value ($)
Jentech Precision Industrial Co. Ltd.	2,199	27,465
Jusung Engineering Co. Ltd.*	13,181	129,584
King Yuan Electronics Co. Ltd.	35,000	44,646
Kinsus Interconnect Technology Corp.	4,000	14,988
Koh Young Technology, Inc.*	1,692	23,543
LEENO Industrial, Inc.	94	13,011
LONGi Green Energy Technology Co. Ltd., Class A	10,448	74,452
LX Semicon Co. Ltd.	235	15,300
Macronix International Co. Ltd.	50,000	59,617
MediaTek, Inc.	49,000	1,171,757
Montage Technology Co. Ltd., Class A	1,692	13,875
Nanya Technology Corp.	30,000	57,752
NAURA Technology Group Co. Ltd., Class A	900	31,207
NEXTIN, Inc.	265	10,714
Novatek Microelectronics Corp.	18,000	212,823
Nuvoton Technology Corp.	4,000	17,252
Pan Jit International, Inc.	8,000	17,665
Parade Technologies Ltd.	1,400	42,991
Phison Electronics Corp.	6,000	74,138
Pixart Imaging, Inc.	9,000	29,855
Powerchip Semiconductor Manufacturing Corp.	80,000	91,391
Powertech Technology, Inc.	20,000	55,620
Radiant Opto-Electronics Corp.	14,330	48,920
Raydium Semiconductor Corp.	20,000	236,470
Realtek Semiconductor Corp.	11,070	117,982
RFHIC Corp.*	282	5,517
S&S Tech Corp.	423	10,302
SDI Corp.	8,000	30,241
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	1,050	10,530
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	4,000	16,610
Shenzhen Xinyichang Technology Co. Ltd., Class A	833	13,804
Sigurd Microelectronics Corp.	147,000	249,202
Silergy Corp.	5,000	100,083
Silicon Integrated Systems Corp.	196,000	112,933
SIMMTECH Co. Ltd.*	7,791	191,012
Sino-American Silicon Products, Inc.	18,000	97,419
Sitronix Technology Corp.	49,000	345,162
SK Hynix, Inc.	8,624	619,601
SK Square Co. Ltd.*	1,604	47,203
Sunplus Technology Co. Ltd.	196,000	155,364
Taiwan Mask Corp.	7,000	21,379
Taiwan Semiconductor Co. Ltd.	9,000	26,468
Taiwan Semiconductor Manufacturing Co. Ltd.	306,000	5,319,967
Taiwan Surface Mounting Technology Corp.	98,000	295,714
Taiwan-Asia Semiconductor Corp.	13,000	16,453

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	4,700	29,520
Tokai Carbon Korea Co. Ltd.*	86	7,261
Topco Scientific Co. Ltd.	64,000	360,233
TSEC Corp.*	25,241	31,021
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,679	31,259
Unisem M Bhd.	14,700	10,855
United Microelectronics Corp.*	350,000	568,859
United Renewable Energy Co. Ltd.*	40,574	28,513
Vanguard International Semiconductor Corp.	18,000	59,770
Visual Photonics Epitaxy Co. Ltd.	10,000	29,509
ViTrox Corp. Bhd.	19,400	35,655
Wafer Works Corp.	11,511	17,195
Will Semiconductor Co. Ltd. Shanghai, Class A	2,025	28,219
Win Semiconductors Corp.	6,961	44,513
Winbond Electronics Corp.	47,000	33,734
WONIK IPS Co. Ltd.*	329	8,240
Wonik QnC Corp.*	5,684	117,205
XinTec, Inc.	3,000	10,691
Xinyi Solar Holdings Ltd.	81,343	105,433

		15,762,609

Software - 0.3%
360 Security Technology, Inc., Class A	15,500	16,058
Ahnlab, Inc.*	190	14,422
AsiaInfo Technologies Ltd.(b)	21,200	39,162
Beijing Kingsoft Office Software, Inc., Class A	611	25,437
Birlasoft Ltd.	9,308	34,305
Cyient Ltd.	4,410	47,360
Dear U Co. Ltd.*	423	14,491
Douzone Bizon Co. Ltd.	530	15,059
Hundsun Technologies, Inc., Class A	4,550	31,797
Iflytek Co. Ltd., Class A	4,700	28,227
Intellect Design Arena Ltd.	4,762	25,563
Kingdee International Software Group Co. Ltd.*	49,000	106,770
KPIT Technologies Ltd.	2,397	22,320
Linklogis, Inc., Class B*(a)(b)	53,000	32,320
Ming Yuan Cloud Group Holdings Ltd.	11,000	10,314
NavInfo Co. Ltd., Class A	4,700	8,340
Oracle Financial Services Software Ltd.	282	10,487
Route Mobile Ltd.	954	14,325
Shanghai Baosight Software Co. Ltd., Class A	3,510	25,984
Shanghai Baosight Software Co. Ltd., Class B	6,909	21,597
Tanla Platforms Ltd.	1,963	15,497
Tata Elxsi Ltd.	637	51,570
TOTVS SA	4,700	27,758

Investments	Shares	Value ($)
Weimob, Inc.*(a)(b)	87,000	69,702
Yonyou Network Technology Co. Ltd., Class A	4,700	17,049

		725,914

Specialty Retail - 1.7%
Abu Dhabi National Oil Co. for Distribution PJSC	48,412	57,993
Ace Hardware Indonesia Tbk. PT	206,000	6,734
Bermaz Auto Bhd.	56,000	28,487
China Meidong Auto Holdings Ltd.(a)	196,000	485,090
China Tourism Group Duty Free Corp. Ltd., Class A	2,500	78,549
China Tourism Group Duty Free Corp. Ltd., Class H*(b)	200	6,118
China Yongda Automobiles Services Holdings Ltd.	490,000	423,203
Chow Tai Fook Jewellery Group Ltd.(a)	42,600	90,977
Com7 PCL, NVDR	9,300	8,804
Cuckoo Homesys Co. Ltd.*	3,038	73,619
Detsky Mir PJSC*‡(b)	258,500	—
Dogan Sirketler Grubu Holding A/S	425,271	199,178
Dogus Otomotiv Servis ve Ticaret A/S	893	7,548
EEKA Fashion Holdings Ltd.	73,500	98,456
Foschini Group Ltd. (The)	6,063	37,750
Grupo SBF SA	5,300	11,534
Home Product Center PCL, NVDR	78,600	34,050
Hotai Motor Co. Ltd.	6,000	131,091
Hotel Shilla Co. Ltd.	470	30,219
Italtile Ltd.	10,931	8,342
Jarir Marketing Co.	839	33,623
JUMBO SA	3,506	62,751
K Car Co. Ltd.	176	1,819
Lojas Renner SA	16,350	69,460
M.Video PJSC*‡	31,680	—
Metro Brands Ltd.	1,128	10,417
Motus Holdings Ltd.	64,631	457,043
MR DIY Group M Bhd.(b)	63,600	28,328
Mr Price Group Ltd.	5,194	49,012
Pan German Universal Motors Ltd.	9,000	65,046
Pepkor Holdings Ltd.(b)	25,185	29,697
Pet Center Comercio e Participacoes SA	11,807	16,789
Pop Mart International Group Ltd.(a)(b)	29,400	95,080
PTT Oil & Retail Business PCL, NVDR	52,000	35,286
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	9,400	11,004
Shinsegae International, Inc.*	6,517	129,356
Siam Global House PCL, NVDR	38,944	24,539
Singer Thailand PCL, NVDR	18,700	15,579
Super Group Ltd.	124,578	197,295
Topsports International Holdings Ltd.(b)	99,000	93,335
Truworths International Ltd.	148,519	562,033

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
United Electronics Co.	1,619	32,699
Via S/A*	519,400	244,834
Vibra Energia SA	29,400	95,046
Zhongsheng Group Holdings Ltd.	12,500	70,565

		4,248,378

Technology Hardware, Storage & Peripherals - 4.5%
Acer, Inc.	71,000	58,999
Advantech Co. Ltd.	7,941	90,188
Asia Vital Components Co. Ltd.	8,000	28,243
ASROCK, Inc.	21,000	105,962
Asustek Computer, Inc.	20,000	181,182
AURAS Technology Co. Ltd.	30,000	154,871
Catcher Technology Co. Ltd.	14,000	82,998
Chicony Electronics Co. Ltd.	15,992	46,232
China Greatwall Technology Group Co. Ltd., Class A	5,500	9,906
Clevo Co.	196,000	203,670
Compal Electronics, Inc.	98,000	73,765
CosmoAM&T Co. Ltd.*	450	21,590
Darfon Electronics Corp.	71,000	93,169
Ennoconn Corp.	2,000	14,854
Getac Holdings Corp.	166,000	251,557
Gigabyte Technology Co. Ltd.	18,000	69,242
HTC Corp.*	18,000	36,450
Innodisk Corp.	4,872	30,668
Inventec Corp.	72,000	60,550
Legend Holdings Corp., Class H(b)	210,700	246,489
Lenovo Group Ltd.	196,000	156,779
Lite-On Technology Corp.	72,000	159,227
Micro-Star International Co. Ltd.	21,000	91,624
Mitac Holdings Corp.	33,600	34,467
Multilaser Industrial SA	61,100	40,202
Ninestar Corp., Class A	2,900	22,017
Pegatron Corp.	61,000	131,041
Qisda Corp.	56,000	52,783
Quanta Computer, Inc.	82,000	204,010
Samsung Electronics Co. Ltd.	146,216	7,240,766
Samsung Electronics Co. Ltd. (Preference)	23,030	1,028,292
Shenzhen Transsion Holdings Co. Ltd., Class A	1,316	16,658
Wistron Corp.	75,000	78,684
Wiwynn Corp.	3,000	74,938

		11,192,073

Textiles, Apparel & Luxury Goods - 1.3%
361 Degrees International Ltd.*(a)	294,000	142,151
Aditya Birla Fashion and Retail Ltd.*	6,536	20,475
Aksa Akrilik Kimya Sanayii A/S	2,021	8,316
Alok Industries Ltd.*	23,980	3,922
Alpargatas SA (Preference)*	5,500	14,702
ANTA Sports Products Ltd.	19,600	296,055
Arezzo Industria e Comercio SA	1,748	30,075
Bata India Ltd.	848	15,829
Bosideng International Holdings Ltd.(a)	54,000	30,036
Eclat Textile Co. Ltd.	3,698	61,151
F&F Co. Ltd.*	490	60,345

Investments	Shares	Value ($)
Feng TAY Enterprise Co. Ltd.	10,600	69,549
FF Group*‡	3,536	—
Fila Holdings Corp.	1,167	36,664
Fuguiniao Group Ltd.*‡	334,800	—
Fulgent Sun International Holding Co. Ltd.	4,000	17,652
Garware Technical Fibres Ltd.	450	16,017
Golden Solar New Energy Technology Holdings Ltd.*(a)	42,000	43,937
Grendene SA	8,264	10,615
Grupo de Moda Soma SA	4,700	9,693
Handsome Co. Ltd.*	3,871	85,949
Hansae Co. Ltd.	7,546	99,486
Hwaseung Enterprise Co. Ltd.*	6,125	50,718
KPR Mill Ltd.	1,754	11,321
Lao Feng Xiang Co. Ltd., Class B	2,500	7,622
Li Ning Co. Ltd.	39,500	389,026
Makalot Industrial Co. Ltd.	4,334	31,467
Mavi Giyim Sanayi ve Ticaret A/S, Class B(b)	26,705	164,826
Page Industries Ltd.	118	57,664
Pou Chen Corp.	63,000	71,970
Rajesh Exports Ltd.	2,600	27,736
Raymond Ltd.	1,316	24,505
Relaxo Footwears Ltd.	987	9,880
Ruentex Industries Ltd.	28,819	64,213
Shenzhou International Group Holdings Ltd.	14,700	184,253
Tainan Spinning Co. Ltd.	392,000	223,254
Taiwan Paiho Ltd.	100,000	197,835
Titan Co. Ltd.	6,664	193,355
Trident Ltd.	22,165	9,320
Vaibhav Global Ltd.	2,050	7,612
Vardhman Textiles Ltd.*	39,053	144,574
VIP Industries Ltd.	3,025	25,818
Viva China Holdings Ltd.*(a)	832,000	150,722
Vivara Participacoes SA	5,300	25,504
Welspun India Ltd.	7,370	6,045
Xtep International Holdings Ltd.(a)	27,500	36,486
Youngone Corp.*	890	31,502
Youngone Holdings Co. Ltd.*	1,764	87,641

		3,307,488

Thrifts & Mortgage Finance - 0.2%
Aavas Financiers Ltd.*	611	13,493
Can Fin Homes Ltd.	4,876	33,778
IIFL Finance Ltd.	7,301	45,746
Indiabulls Housing Finance Ltd.*	148,274	222,333
LIC Housing Finance Ltd.	10,094	49,430
PNB Housing Finance Ltd.*(b)	10,604	71,736

		436,516

Tobacco - 0.2%
British American Tobacco Malaysia Bhd.	400	1,187
Eastern Co. SAE	27,721	16,441
Gudang Garam Tbk. PT	14,900	22,862
ITC Ltd.	46,599	200,408
KT&G Corp.*	3,254	244,354
RLX Technology, Inc., ADR*(a)	27,146	67,322

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Smoore International Holdings Ltd.(a)(b)	33,000	49,678

		602,252

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	4,622	167,772
ALAFCO Aviation Lease & Finance Co. KSCP*	3,260	2,286
Armac Locacao Logistica E Servicos SA	5,000	12,884
Barloworld Ltd.	69,237	357,716
BOC Aviation Ltd.(a)(b)	5,100	42,356
Chin Hin Group Bhd.	9,400	8,087
COSCO SHIPPING Development Co. Ltd., Class A	37,600	13,967
COSCO SHIPPING Development Co. Ltd., Class H	62,000	8,543
IndiaMart InterMesh Ltd.(b)	517	28,640
LX International Corp.*	800	22,764
Posco International Corp.	1,484	28,251
Realord Group Holdings Ltd.*(a)	12,000	13,533
SK Networks Co. Ltd.*	46,452	153,105
Xiamen C & D, Inc., Class A	9,400	18,461

		878,365

Transportation Infrastructure - 1.3%
Abu Dhabi Ports Co. PJSC*	13,395	21,516
Adani Ports & Special Economic Zone Ltd.	11,172	83,542
Airports of Thailand PCL*	54,000	121,463
Airports of Thailand PCL, NVDR*	21,700	48,810
Anhui Expressway Co. Ltd., Class H	136,000	123,880
Bangkok Expressway & Metro PCL, NVDR	148,000	43,490
Beijing Capital International Airport Co. Ltd., Class H*	56,000	42,579
CCR SA	19,982	46,154
China Merchants Port Holdings Co. Ltd.	38,410	53,804
COSCO SHIPPING Ports Ltd.	647,348	488,904
EcoRodovias Infraestrutura e Logistica SA	4,700	4,191
Evergreen International Storage & Transport Corp.	16,000	14,335
GMR Airports Infrastructure Ltd.*	48,418	22,664
Grupo Aeroportuario del Centro Norte SAB de CV	4,700	42,928
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,736	99,187
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,410	92,768
Guangdong Provincial Expressway Development Co. Ltd., Class B	122,500	90,642
International Container Terminal Services, Inc.	16,170	61,391
Jasa Marga Persero Tbk. PT*	39,723	8,374
Jiangsu Expressway Co. Ltd., Class H	32,000	31,557

Investments	Shares	Value ($)
Lingkaran Trans Kota Holdings Bhd.	4,700	573
Malaysia Airports Holdings Bhd.*	16,800	27,805
National Marine Dredging Co.*	5,399	47,889
Ningbo Zhoushan Port Co. Ltd., Class A	23,500	12,764
Novorossiysk Commercial Sea Port PJSC‡	189,696	—
Promotora y Operadora de Infraestructura SAB de CV	2,160	20,965
Salik Co. PJSC*	24,346	16,703
Santos Brasil Participacoes SA	28,200	48,796
Saudi Ground Services Co.*	4,431	26,187
Shanghai International Airport Co. Ltd., Class A*	3,600	32,234
Shanghai International Port Group Co. Ltd., Class A	56,700	44,726
Shenzhen International Holdings Ltd.(a)	490,000	476,963
Sociedad Matriz SAAM SA	1,426,733	168,229
Taiwan High Speed Rail Corp.	50,000	48,626
TAV Havalimanlari Holding A/S*	2,961	13,010
Westports Holdings Bhd.	17,500	15,466
Wilson Sons Holdings Brasil SA	63,700	128,865
Zhejiang Expressway Co. Ltd., Class H	524,000	451,900

		3,123,880

Water Utilities - 0.5%
Aguas Andinas SA, Class A	1,053,095	251,483
Athens Water Supply & Sewage Co. SA	94	714
Beijing Enterprises Water Group Ltd.(a)	132,000	33,680
China Water Affairs Group Ltd.(a)	346,000	300,599
Cia de Saneamento Basico do Estado de Sao Paulo	4,900	53,567
Cia de Saneamento de Minas Gerais-COPASA*	70,639	203,116
Cia de Saneamento do Parana	88,200	298,478
Guangdong Investment Ltd.	58,000	62,968
Manila Water Co., Inc.	37,900	13,668
National Central Cooling Co. PJSC	5,029	3,697

		1,221,970

Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL, NVDR	19,300	114,011
America Movil SAB de CV, Series L	558,700	584,852
Axiata Group Bhd.	77,304	54,910
Bharti Airtel Ltd.	38,514	362,111
DiGi.Com Bhd.	63,700	62,867
Empresa Nacional de Telecomunicaciones SA	47,579	181,942
Etihad Etisalat Co.	7,632	71,887
Far EasTone Telecommunications Co. Ltd.	30,000	66,644
Globe Telecom, Inc.	470	17,380
Indosat Tbk. PT	31,800	12,941

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Intouch Holdings PCL, NVDR	23,300	51,350
Kuwait Telecommunications Co.	3,699	8,483
Maxis Bhd.	32,900	30,542
Mobile Telecommunications Co. KSCP	30,838	55,968
Mobile Telecommunications Co. Saudi Arabia*	8,508	23,713
Mobile TeleSystems PJSC‡	31,356	—
MTN Group Ltd.	24,549	206,886
PLDT, Inc.	2,735	67,189
Sistema PJSFC*‡	122,643	—
SK Telecom Co. Ltd.	3,127	118,297
Smartfren Telecom Tbk. PT*	620,400	2,814
Taiwan Mobile Co. Ltd.	30,000	94,521
TIM SA	8,600	19,915
Turkcell Iletisim Hizmetleri A/S	37,864	73,069
Vodacom Group Ltd.(a)	12,005	84,040
Vodafone Idea Ltd.*	97,468	8,387
Vodafone Qatar QSC	105,056	49,474

		2,424,193

TOTAL COMMON STOCKS (COST $221,216,042)		245,778,441

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(d)

Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $–)	INR 49,126	8,125

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.6%

REPURCHASE AGREEMENTS - 0.6%
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $1,440,372, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $1,462,595 (Cost $1,440,201)	1,440,201	1,440,201

Total Investments - 99.8% (Cost $222,656,243)		247,226,767
Other assets less liabilities - 0.2%		422,527

Net Assets - 100.0%		247,649,294

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $8,236,295, collateralized in the form of cash with a value of $1,440,201 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,473,741 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 2, 2023 – November 15, 2052 and $1,890,848 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from February 22, 2023 – June 30, 2120; a total value of $8,804,790.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $1,440,201.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	52	03/17/2023	USD	$2,715,960	$187,454

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
KRW*	118,183,410	Citibank NA	USD		90,408	03/15/2023	$5,678
USD	515,387	Bank of New York Mellon (The)	HKD		4,006,137	03/15/2023	3,270
USD	26,913	Bank of New York Mellon (The)	ZAR		470,000	03/15/2023	37

Total unrealized appreciation							$8,985

HKD	3,500,000	JPMorgan Chase Bank NA	USD		449,725	03/15/2023	$(2,309)
USD	29,413	Citibank NA	BRL	*	159,553	03/15/2023	(1,698)
USD	106,267	Citibank NA	INR	*	8,848,500	03/15/2023	(1,493)
USD	84,297	Toronto-Dominion Bank (The)	TWD	*	2,556,120	03/15/2023	(1,190)

Total unrealized depreciation							$(6,690)

Net unrealized appreciation							$2,295

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Brazil	5.9%
Chile	1.1
China	28.6
Colombia	0.4
Czech Republic	0.1
Egypt	0.4
Greece	0.3
Hungary	0.2
India	11.3
Indonesia	1.9
Kuwait	0.7
Malaysia	2.0
Mexico	2.2
Pakistan	0.4
Peru	0.3
Philippines	0.9
Qatar	0.8
Saudi Arabia	2.1
South Africa	4.1
South Korea	14.0
Taiwan	15.4
Thailand	2.2
Turkey	1.7
United Arab Emirates	1.6
United Kingdom	0.0 †
United States	0.6
Other[1]	0.8

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.2%
Corporate Bonds	0.0 †
Securities Lending Reinvestments	0.6
Others(1)	0.2

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%

Aerospace & Defense - 1.0%
General Dynamics Corp.	1,469	342,365
Lockheed Martin Corp.	1,978	916,329
Textron, Inc.	452	32,928

		1,291,622

Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	5,989	647,711
United Parcel Service, Inc., Class B	7,458	1,381,445

		2,029,156

Automobiles - 1.3%
Ford Motor Co.	18,645	251,894
Tesla, Inc.*(a)	8,249	1,428,892

		1,680,786

Banks - 4.5%
Bank of America Corp.	25,425	902,079
Citigroup, Inc.	28,250	1,475,215
Citizens Financial Group, Inc.	5,650	244,758
Fifth Third Bancorp	10,170	369,069
JPMorgan Chase & Co.	791	110,708
SVB Financial Group*	1,808	546,812
Wells Fargo & Co.	44,296	2,076,154

		5,724,795

Biotechnology - 2.5%
AbbVie, Inc.	2,034	300,524
Amgen, Inc.	7,232	1,825,357
Biogen, Inc.*	113	32,872
Gilead Sciences, Inc.	3,277	275,071
Moderna, Inc.*	2,034	358,106
Regeneron Pharmaceuticals, Inc.*	173	131,215
Vertex Pharmaceuticals, Inc.*	904	292,082

		3,215,227

Building Products - 0.4%
Masco Corp.	9,718	516,998

Capital Markets - 1.6%
Ameriprise Financial, Inc.	452	158,254
Bank of New York Mellon Corp. (The)	14,125	714,301
Goldman Sachs Group, Inc. (The)	791	289,356
Morgan Stanley	9,266	901,860

		2,063,771

Chemicals - 1.0%
CF Industries Holdings, Inc.	3,277	277,562
Dow, Inc.	12,543	744,427
LyondellBasell Industries NV, Class A	2,373	229,445
Mosaic Co. (The)	1,243	61,578

		1,313,012

Investments	Shares	Value ($)
Communications Equipment - 1.5%
Cisco Systems, Inc.	40,228	1,957,897

Consumer Finance - 2.2%
Ally Financial, Inc.	4,407	143,183
American Express Co.	2,712	474,410
Capital One Financial Corp.	7,232	860,608
Discover Financial Services	6,441	751,858
Synchrony Financial	16,272	597,671

		2,827,730

Distributors - 0.1%
Genuine Parts Co.	452	75,855
LKQ Corp.	1,017	59,962

		135,817

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc., Class B*	9,266	2,886,544
Equitable Holdings, Inc.	13,108	420,374

		3,306,918

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	69,834	1,422,519
Lumen Technologies, Inc.(a)	20,001	105,005

		1,527,524

Electric Utilities - 1.9%
Evergy, Inc.	8,927	559,276
Exelon Corp.	17,967	758,028
Southern Co. (The)	17,515	1,185,415

		2,502,719

Electrical Equipment - 0.3%
Emerson Electric Co.	1,356	122,338
Hubbell, Inc.	1,017	232,802

		355,140

Entertainment - 0.9%
Activision Blizzard, Inc.	8,475	648,931
Electronic Arts, Inc.	3,277	421,684
Liberty Media Corp-Liberty Formula One, Class C*	452	32,002

		1,102,617

Equity Real Estate Investment Trusts (REITs) - 2.4%
Healthpeak Properties, Inc.	6,441	176,999
Host Hotels & Resorts, Inc.	36,273	683,746
Iron Mountain, Inc.	12,769	696,932
Mid-America Apartment Communities, Inc.	226	37,679
Public Storage	2,712	825,370
Regency Centers Corp.	339	22,587
Weyerhaeuser Co.	20,227	696,416

		3,139,729

Food & Staples Retailing - 0.5%
Kroger Co. (The)	14,803	660,658

Food Products - 1.3%
Campbell Soup Co.	2,486	129,098
General Mills, Inc.(a)	7,797	610,973
Hershey Co. (The)	1,469	329,937

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Kraft Heinz Co. (The)	2,147	87,018
Tyson Foods, Inc., Class A	7,910	520,083

		1,677,109

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	2,147	237,351
Hologic, Inc.*	4,746	386,182
IDEXX Laboratories, Inc.*	904	434,372

		1,057,905

Health Care Providers & Services - 4.4%
Cardinal Health, Inc.	4,746	366,629
Centene Corp.*	1,356	103,381
Cigna Corp.	2,260	715,674
CVS Health Corp.	8,249	727,727
Elevance Health, Inc.	565	282,494
HCA Healthcare, Inc.	904	230,583
Laboratory Corp. of America Holdings	2,599	655,260
McKesson Corp.	2,486	941,398
Quest Diagnostics, Inc.	2,260	335,565
UnitedHealth Group, Inc.	2,599	1,297,395

		5,656,106

Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc., Class A*(a)	2,938	326,441
Booking Holdings, Inc.*	252	613,393
Carnival Corp.*(a)	21,131	228,638
DraftKings, Inc., Class A*(a)	8,136	121,959
Expedia Group, Inc.*	678	77,495
Yum! Brands, Inc.	2,938	383,438

		1,751,364

Household Durables - 0.6%
Lennar Corp., Class A	5,537	566,989
NVR, Inc.*	33	173,910

		740,899

Household Products - 1.9%
Colgate-Palmolive Co.	6,441	480,048
Procter & Gamble Co. (The)	13,786	1,962,850

		2,442,898

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp. (The)(a)	24,747	678,315
Vistra Corp.	6,102	140,712

		819,027

Industrial Conglomerates - 0.2%
3M Co.	1,695	195,061

Insurance - 2.9%
Aflac, Inc.	10,735	789,023
Allstate Corp. (The)	5,311	682,304
American International Group, Inc.	13,447	850,119
Arch Capital Group Ltd.*	904	58,172
MetLife, Inc.	12,091	882,885
Prudential Financial, Inc.	3,955	415,038

		3,677,541

Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	32,883	3,250,156
Alphabet, Inc., Class C*	31,414	3,137,316
Meta Platforms, Inc., Class A*	7,571	1,127,852

Investments	Shares	Value ($)
Pinterest, Inc., Class A*	2,034	53,474

		7,568,798

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	16,159	1,666,478
eBay, Inc.	14,577	721,561
Etsy, Inc.*(a)	339	46,640

		2,434,679

IT Services - 4.7%
Accenture plc, Class A	3,955	1,103,643
Amdocs Ltd.	565	51,940
Automatic Data Processing, Inc.	339	76,550
Cognizant Technology Solutions Corp., Class A	8,475	565,706
Gartner, Inc.*	2,034	687,777
Jack Henry & Associates, Inc.	2,712	488,404
Mastercard, Inc., Class A	1,582	586,289
Paychex, Inc.	2,034	235,659
Visa, Inc., Class A(a)	9,605	2,211,167

		6,007,135

Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class A*	791	369,761
Danaher Corp.	452	119,500
Mettler-Toledo International, Inc.*	510	781,789
Waters Corp.*	1,921	631,202

		1,902,252

Machinery - 1.4%
Caterpillar, Inc.	1,695	427,632
Illinois Tool Works, Inc.	5,311	1,253,608
Parker-Hannifin Corp.	113	36,838
Snap-on, Inc.	226	56,213

		1,774,291

Media - 1.7%
Comcast Corp., Class A	18,080	711,448
Fox Corp., Class A	1,469	49,858
Interpublic Group of Cos., Inc. (The)	19,436	708,636
Omnicom Group, Inc.	7,684	660,747

		2,130,689

Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	10,848	484,038
Nucor Corp.(a)	3,503	592,077
Steel Dynamics, Inc.	5,989	722,513

		1,798,628

Multiline Retail - 0.2%
Target Corp.	1,695	291,777

Multi-Utilities - 1.0%
DTE Energy Co.	5,198	604,891
Public Service Enterprise Group, Inc.	10,735	664,819

		1,269,710

Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp.*(a)	7,571	218,348
EQT Corp.	5,085	166,127
Exxon Mobil Corp.	6,554	760,330
Marathon Oil Corp.	21,809	599,093

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Marathon Petroleum Corp.	9,379	1,205,389
Occidental Petroleum Corp.(a)	16,046	1,039,620
Valero Energy Corp.	4,294	601,289

		4,590,196

Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	16,046	1,165,742
Eli Lilly & Co.	4,746	1,633,336
Johnson & Johnson	17,741	2,899,234
Pfizer, Inc.	37,177	1,641,736

		7,340,048

Professional Services - 0.1%
Booz Allen Hamilton Holding Corp.	1,130	106,943
Leidos Holdings, Inc.	452	44,676

		151,619

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*	7,797	666,721

Road & Rail - 0.5%
Old Dominion Freight Line, Inc.(a)	1,921	640,154

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.*	904	67,935
Applied Materials, Inc.	6,102	680,312
Broadcom, Inc.	1,669	976,382
KLA Corp.	1,808	709,604
Lam Research Corp.	1,921	960,692
Microchip Technology, Inc.	8,927	692,914
Micron Technology, Inc.	2,599	156,720
NVIDIA Corp.	6,102	1,192,148
QUALCOMM, Inc.	3,729	496,740
Texas Instruments, Inc.	11,526	2,042,522

		7,975,969

Software - 8.3%
Adobe, Inc.*	3,051	1,129,907
Autodesk, Inc.*	113	24,313
Cadence Design Systems, Inc.*	339	61,979
Check Point Software Technologies Ltd.*	5,198	661,186
Fair Isaac Corp.*(a)	678	451,514
Fortinet, Inc.*	9,605	502,726
Intuit, Inc.	2,938	1,241,804
Microsoft Corp.	20,905	5,180,468
Oracle Corp.	14,012	1,239,502
Roper Technologies, Inc.	113	48,223
Zoom Video Communications, Inc., Class A*	1,243	93,225

		10,634,847

Specialty Retail - 2.8%
AutoZone, Inc.*	339	826,770
Best Buy Co., Inc.	3,842	340,862
Home Depot, Inc. (The)	3,616	1,172,199
Lowe’s Cos., Inc.	4,181	870,693
O’Reilly Automotive, Inc.*	339	268,607
Ulta Beauty, Inc.*	339	174,232

		3,653,363

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	64,975	9,375,243
HP, Inc.	8,475	246,961
NetApp, Inc.	1,017	67,356
Seagate Technology Holdings plc(a)	1,130	76,591

		9,766,151

Tobacco - 0.9%
Altria Group, Inc.	4,746	213,760
Philip Morris International, Inc.	8,475	883,434

		1,097,194

Trading Companies & Distributors - 0.9%
United Rentals, Inc.*(a)	1,130	498,273
WW Grainger, Inc.	1,191	702,071

		1,200,344

TOTAL COMMON STOCKS (COST $121,861,367)		126,264,591

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 0.0%(c)

REPURCHASE AGREEMENTS - 0.0%(c)
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $54,709, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $55,554 (Cost $54,703)	54,703	54,703

Total Investments - 98.4% (Cost $121,916,070)		126,319,294
Other assets less liabilities - 1.6%		2,053,756

Net Assets - 100.0%		128,373,050

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $7,671,590, collateralized in the form of cash with a value of $54,703 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,657,302 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 23, 2023 – May 15, 2052; a total value of $7,712,005.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $54,703.
(c)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	6	03/17/2023	USD	$1,227,000	$31,962
S&P 500 Micro E-Mini Index	39	03/17/2023	USD	797,550	21,509

					$53,471

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.4%
Securities Lending Reinvestments	0.0 †
Others(1)	1.6

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 0.1%
Howmet Aerospace, Inc.	4,623	188,110

Air Freight & Logistics - 0.2%
FedEx Corp.	2,070	401,290

Airlines - 0.2%
American Airlines Group, Inc.*(a)	4,278	69,047
Delta Air Lines, Inc.*	1,932	75,541
Southwest Airlines Co.	3,381	120,938
United Airlines Holdings, Inc.*	1,380	67,565

		333,091

Auto Components - 0.1%
Aptiv plc*	897	101,442

Automobiles - 1.8%
General Motors Co.	14,766	580,599
Tesla, Inc.*	14,007	2,426,293

		3,006,892

Banks - 5.2%
Bank of America Corp.	74,520	2,643,970
Citigroup, Inc.	20,217	1,055,732
Fifth Third Bancorp	6,348	230,369
Huntington Bancshares, Inc.	14,421	218,766
JPMorgan Chase & Co.	31,050	4,345,758
KeyCorp	7,590	145,652
Regions Financial Corp.	8,763	206,281

		8,846,528

Beverages - 0.6%
Coca-Cola Co. (The)	13,938	854,678
Keurig Dr Pepper, Inc.	2,967	104,676

		959,354

Biotechnology - 1.2%
Amgen, Inc.	1,863	470,221
Biogen, Inc.*	483	140,505
Gilead Sciences, Inc.	6,555	550,227
Vertex Pharmaceuticals, Inc.*	2,691	869,462

		2,030,415

Building Products - 0.3%
Trane Technologies plc	2,415	432,575

Capital Markets - 4.0%
Bank of New York Mellon Corp. (The)	5,037	254,721
BlackRock, Inc.	1,587	1,204,866
Blackstone, Inc., Class A	2,553	244,986
Goldman Sachs Group, Inc. (The)	3,588	1,312,526
Intercontinental Exchange, Inc.	1,932	207,787
Moody’s Corp.	1,104	356,316
Morgan Stanley	11,730	1,141,681
MSCI, Inc.	690	366,777

Investments	Shares	Value ($)
Nasdaq, Inc.	3,657	220,115
Northern Trust Corp.(b)	1,587	153,891
S&P Global, Inc.	2,898	1,086,576
State Street Corp.	2,622	239,467

		6,789,709

Chemicals - 0.9%
Air Products and Chemicals, Inc.	1,173	375,958
DuPont de Nemours, Inc.(a)	3,657	270,435
Eastman Chemical Co.	552	48,670
Ecolab, Inc.	1,449	224,349
PPG Industries, Inc.	1,173	152,889
Sherwin-Williams Co. (The)	1,725	408,118

		1,480,419

Commercial Services & Supplies - 0.2%
Cintas Corp.	897	398,035

Communications Equipment - 1.0%
Cisco Systems, Inc.	36,294	1,766,429

Construction & Engineering - 0.1%
AECOM	1,104	96,346

Consumer Finance - 0.2%
Capital One Financial Corp.	3,243	385,917

Containers & Packaging - 0.3%
Amcor plc	15,387	185,567
Ball Corp.	3,105	180,835
Westrock Co.	1,932	75,812

		442,214

Distributors - 0.1%
LKQ Corp.	1,587	93,570

Diversified Financial Services - 2.7%
Apollo Global Management, Inc.(a)	4,485	317,448
Berkshire Hathaway, Inc., Class B*	13,731	4,277,481

		4,594,929

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	29,325	1,219,040

Electric Utilities - 0.2%
Duke Energy Corp.	2,622	268,624
Entergy Corp.	759	82,185
Evergy, Inc.	690	43,228

		394,037

Electrical Equipment - 0.6%
Eaton Corp. plc	3,519	570,817
Emerson Electric Co.	2,139	192,980
Rockwell Automation, Inc.	828	233,521

		997,318

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	4,071	324,743
Corning, Inc.	4,347	150,450
Keysight Technologies, Inc.*	1,311	235,128

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares		Value ($)
TE Connectivity Ltd.	1,173		149,147
Trimble, Inc.*	1,932		112,172

			971,640

Energy Equipment & Services - 0.6%
Baker Hughes Co.	6,693		212,436
Schlumberger Ltd.	14,766		841,367

			1,053,803

Entertainment - 1.1%
Activision Blizzard, Inc.	2,484		190,200
Walt Disney Co. (The)*	15,939		1,729,222

			1,919,422

Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	483		77,637
American Tower Corp.	3,312		739,868
Boston Properties, Inc.	897		66,862
Camden Property Trust	345		42,508
Digital Realty Trust, Inc.	966		110,723
Equity Residential	1,104		70,270
Essex Property Trust, Inc.	345		77,994
Healthpeak Properties, Inc.	5,244		144,105
Iron Mountain, Inc.	1,725		94,151
Prologis, Inc.	3,312		428,175
Realty Income Corp.	6,762		458,667
Simon Property Group, Inc.	1,242		159,547
Sun Communities, Inc.	897		140,703
Ventas, Inc.	3,312		171,595
Welltower, Inc.	4,761		357,265
Weyerhaeuser Co.	8,073		277,953

			3,418,023

Food & Staples Retailing - 1.4%
Kroger Co. (The)	3,243		144,735
Walgreens Boots Alliance, Inc.	2,760		101,733
Walmart, Inc.	15,249		2,193,874

			2,440,342

Food Products - 0.3%
Bunge Ltd.	483		47,865
Darling Ingredients, Inc.*	414		27,444
General Mills, Inc.	2,208		173,019
Hershey Co. (The)	483		108,482
Kellogg Co.	1,242		85,176

			441,986

Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	3,381		154,478
Becton Dickinson and Co.	2,001		504,692
Boston Scientific Corp.*	10,212		472,305
Cooper Cos., Inc. (The)	276		96,305
Dexcom, Inc.*	2,070		221,676
Edwards Lifesciences Corp.*	5,313		407,507
GE HealthCare Technologies, Inc.*	—	(c)	23
Hologic, Inc.*	2,346		190,894
IDEXX Laboratories, Inc.*	414		198,927
Intuitive Surgical, Inc.*	3,105		762,867
Medtronic plc	9,453		791,122
Stryker Corp.	3,795		963,209
Zimmer Biomet Holdings, Inc.	1,518		193,302

			4,957,307

Investments	Shares	Value ($)
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	2,208	170,568
Centene Corp.*	1,932	147,296
Cigna Corp.	2,139	677,357
Elevance Health, Inc.	2,553	1,276,474
Humana, Inc.	483	247,151
Quest Diagnostics, Inc.	621	92,206
UnitedHealth Group, Inc.	4,968	2,479,976

		5,091,028

Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc.*	345	839,764
Caesars Entertainment, Inc.*	1,311	68,251
Carnival Corp.*	4,209	45,541
Chipotle Mexican Grill, Inc.*	207	340,801
Domino’s Pizza, Inc.	276	97,428
Hilton Worldwide Holdings, Inc.	2,346	340,381
Las Vegas Sands Corp.*(a)	1,794	105,846
Marriott International, Inc., Class A	2,484	432,663
McDonald’s Corp.	3,864	1,033,234
MGM Resorts International	2,553	105,720
Royal Caribbean Cruises Ltd.*(a)	1,380	89,617
Starbucks Corp.	8,142	888,618
Yum China Holdings, Inc.	2,967	182,797
Yum! Brands, Inc.	2,967	387,223

		4,957,884

Household Products - 0.1%
Clorox Co. (The)	828	119,803

Industrial Conglomerates - 0.9%
3M Co.	4,830	555,836
General Electric Co.	11,454	921,818

		1,477,654

Insurance - 2.6%
Aflac, Inc.	6,210	456,435
Allstate Corp. (The)	1,794	230,475
American International Group, Inc.	4,071	257,369
Aon plc, Class A	1,380	439,778
Arch Capital Group Ltd.*	1,794	115,444
Chubb Ltd.	2,139	486,601
Hartford Financial Services Group, Inc. (The)	2,691	208,848
Marsh & McLennan Cos., Inc.	2,622	458,614
MetLife, Inc.	6,003	438,339
Principal Financial Group, Inc.	2,691	249,052
Progressive Corp. (The)	4,071	555,081
Travelers Cos., Inc. (The)	1,656	316,495
Willis Towers Watson plc	966	245,548

		4,458,079

Interactive Media & Services - 4.1%
Alphabet, Inc., Class C*	32,223	3,218,111
Meta Platforms, Inc., Class A*	23,667	3,525,673
Snap, Inc., Class A*(a)	10,074	116,455

		6,860,239

Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc.*	81,006	8,354,149
eBay, Inc.	4,554	225,423
Etsy, Inc.*(a)	1,242	170,874

		8,750,446

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
IT Services - 6.4%
Accenture plc, Class A	7,038	1,963,954
Automatic Data Processing, Inc.	3,657	825,787
Block, Inc., Class A*	2,001	163,522
Broadridge Financial Solutions, Inc.	828	124,498
Cognizant Technology Solutions Corp., Class A	5,244	350,037
Fidelity National Information Services, Inc.	4,278	321,021
Gartner, Inc.*	690	233,317
International Business Machines Corp.	9,522	1,282,899
Mastercard, Inc., Class A	5,934	2,199,140
PayPal Holdings, Inc.*	9,936	809,685
Visa, Inc., Class A(a)	11,523	2,652,710

		10,926,570

Leisure Products - 0.1%
Hasbro, Inc.	1,518	89,820

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,587	241,351
Avantor, Inc.*	1,863	44,526
Bio-Rad Laboratories, Inc., Class A*	138	64,510
Charles River Laboratories International, Inc.*	276	67,137
Danaher Corp.	3,588	948,595
Illumina, Inc.*	1,104	236,477
Mettler-Toledo International, Inc.*	69	105,772
PerkinElmer, Inc.	414	56,937
West Pharmaceutical Services, Inc.	414	109,958

		1,875,263

Machinery - 1.6%
Caterpillar, Inc.	2,760	696,320
Cummins, Inc.	1,242	309,929
Deere & Co.	1,587	671,047
Fortive Corp.	2,967	201,845
Ingersoll Rand, Inc.	2,346	131,376
Otis Worldwide Corp.	2,829	232,629
Parker-Hannifin Corp.	897	292,422
Stanley Black & Decker, Inc.	1,173	104,761
Xylem, Inc.	1,035	107,650

		2,747,979

Media - 0.7%
Comcast Corp., Class A	22,494	885,139
Interpublic Group of Cos., Inc. (The)	4,416	161,007
Omnicom Group, Inc.	1,863	160,200
Paramount Global, Class B(a)	2,070	47,941

		1,254,287

Metals & Mining - 0.6%
Alcoa Corp.	759	39,650
Freeport-McMoRan, Inc.	7,797	347,902
Newmont Corp.	6,762	357,913
Nucor Corp.(a)	1,863	314,884

		1,060,349

Investments	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(d)
Annaly Capital Management, Inc.	1,173	27,530

Multiline Retail - 0.5%
Dollar Tree, Inc.*	1,173	176,161
Target Corp.	4,071	700,782

		876,943

Multi-Utilities - 0.1%
CMS Energy Corp.	1,173	74,122
Public Service Enterprise Group, Inc.	1,725	106,829

		180,951

Oil, Gas & Consumable Fuels - 6.2%
Antero Resources Corp.*(a)	2,208	63,679
APA Corp.	2,277	100,939
Chevron Corp.	18,768	3,266,007
ConocoPhillips	6,624	807,267
Devon Energy Corp.	2,484	157,088
Diamondback Energy, Inc.	690	100,823
Exxon Mobil Corp.	43,539	5,050,959
Marathon Oil Corp.	5,175	142,157
Ovintiv, Inc.(a)	1,035	50,953
Phillips 66	5,106	511,979
Valero Energy Corp.	1,449	202,904

		10,454,755

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A(a)	2,001	554,437

Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.	18,768	1,363,495
Eli Lilly & Co.	6,693	2,303,396
Johnson & Johnson	27,600	4,510,392
Merck & Co., Inc.	26,703	2,868,169
Pfizer, Inc.	49,335	2,178,634
Zoetis, Inc.	4,140	685,129

		13,909,215

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,380	130,603
Jacobs Solutions, Inc.	759	93,775
Verisk Analytics, Inc.	1,380	250,870

		475,248

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*(a)	3,243	277,309

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	345	65,222
Uber Technologies, Inc.*	17,181	531,409
Union Pacific Corp.	3,243	662,188

		1,258,819

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	8,625	648,169
Analog Devices, Inc.	3,588	615,234
Applied Materials, Inc.	7,521	838,516
Intel Corp.	35,949	1,015,919
KLA Corp.	759	297,892

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Lam Research Corp.	966	483,097
Marvell Technology, Inc.	3,243	139,936
Microchip Technology, Inc.	2,760	214,231
Micron Technology, Inc.	11,661	703,158
NVIDIA Corp.	13,179	2,574,781
ON Semiconductor Corp.*	1,449	106,429
Qorvo, Inc.*	414	44,985
QUALCOMM, Inc.	7,866	1,047,830
Skyworks Solutions, Inc.	483	52,971
Teradyne, Inc.	621	63,156
Texas Instruments, Inc.	6,417	1,137,157
Wolfspeed, Inc.*(a)	345	26,568

		10,010,029

Software - 8.7%
Adobe, Inc.*	4,071	1,507,654
Autodesk, Inc.*	2,277	489,919
Cadence Design Systems, Inc.*	966	176,614
Check Point Software Technologies Ltd.*	345	43,884
Crowdstrike Holdings, Inc., Class A*	1,104	116,914
DocuSign, Inc.*(a)	1,932	117,156
Fortinet, Inc.*(a)	4,692	245,579
Gen Digital, Inc.	6,072	139,717
Intuit, Inc.	2,001	845,763
Microsoft Corp.	32,775	8,121,973
Oracle Corp.	8,211	726,345
Palo Alto Networks, Inc.*(a)	2,070	328,385
Salesforce, Inc.*	5,313	892,425
ServiceNow, Inc.*	1,104	502,463
Splunk, Inc.*	690	66,081
Synopsys, Inc.*	1,104	390,540

		14,711,412

Specialty Retail - 2.6%
AutoZone, Inc.*	138	336,561
Best Buy Co., Inc.	2,070	183,650
Burlington Stores, Inc.*	483	111,008
Home Depot, Inc. (The)	3,588	1,163,122
Lowe’s Cos., Inc.	4,347	905,263
Ross Stores, Inc.	3,105	366,980
TJX Cos., Inc. (The)	10,350	847,251
Tractor Supply Co.	1,173	267,432
Ulta Beauty, Inc.*	276	141,853
Williams-Sonoma, Inc.(a)	621	83,798

		4,406,918

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	56,856	8,203,752
Dell Technologies, Inc., Class C	690	28,028
Hewlett Packard Enterprise Co.	12,006	193,657
HP, Inc.	9,798	285,514
NetApp, Inc.	2,001	132,526
Seagate Technology Holdings plc(a)	897	60,799
Western Digital Corp.*	3,657	160,725

		9,065,001

Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc.*(a)	1,311	402,320
NIKE, Inc., Class B	8,832	1,124,578

Investments	Shares	Value ($)
VF Corp.	2,898	89,664

		1,616,562

Trading Companies & Distributors - 0.2%
United Rentals, Inc.*(a)	345	152,128
WW Grainger, Inc.	276	162,696

		314,824

Water Utilities - 0.1%
American Water Works Co., Inc.	1,311	205,159
Essential Utilities, Inc.	621	29,019

		234,178

TOTAL COMMON STOCKS (COST $160,194,404)		168,203,715

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.0%(d)

REPURCHASE AGREEMENTS - 0.0%(d)
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $8,383, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $8,512 (Cost $8,382)	8,382	8,382

Total Investments - 99.2% (Cost $160,202,786)		168,212,097
Other assets less liabilities - 0.8%		1,433,474

Net Assets - 100.0%		169,645,571

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $5,568,972, collateralized in the form of cash with a value of $8,382 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,593,083 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from February 2, 2023 – August 15, 2052 and $15,868 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from June 22, 2023 – June 30, 2120; a total value of $5,617,333.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Amount represents less than one share.
(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $8,382.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investment in a company which was affiliated for the period ended January 31, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares January 31, 2023	Value January 31, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$—	$139,990	$2,276	1,587	$153,891	$15,901	$—	$276

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	7	03/17/2023	USD	$1,431,500	$41,279

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.2%
Securities Lending Reinvestments	0.0 †
Others(1)	0.8

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Aerospace & Defense - 0.1%
Howmet Aerospace, Inc.	1,776	72,265
Kongsberg Gruppen ASA	288	11,418
MTU Aero Engines AG	144	35,782
QinetiQ Group plc	2,256	10,076
Rheinmetall AG	192	44,624
Saab AB, Class B	360	14,686
Singapore Technologies Engineering Ltd.	9,600	26,879

		215,730

Air Freight & Logistics - 0.3%
Deutsche Post AG (Registered)	2,520	107,777
DSV A/S	984	161,754
FedEx Corp.	720	139,579
International Distributions Services plc	5,400	15,211

		424,321

Airlines - 0.1%
ANA Holdings, Inc.*	2,400	52,957
Deutsche Lufthansa AG (Registered)*	1,104	11,643
International Consolidated Airlines Group SA*	12,480	25,935
Qantas Airways Ltd.*	12,408	55,432
Singapore Airlines Ltd.	4,800	21,620

		167,587

Auto Components - 0.4%
Aisin Corp.(a)	2,400	69,761
Bridgestone Corp.	4,800	178,461
Cie Generale des Etablissements Michelin SCA	4,176	131,321
Continental AG	696	48,619
Denso Corp.	2,400	128,669
Faurecia SE*	1,032	20,331
Sumitomo Electric Industries Ltd.	2,400	28,689
Valeo	984	21,357

		627,208

Automobiles - 1.9%
Bayerische Motoren Werke AG	2,208	223,565
Ferrari NV	528	131,259
General Motors Co.	10,392	408,613
Honda Motor Co. Ltd.	9,600	236,743
Isuzu Motors Ltd.	2,400	30,174
Mazda Motor Corp.	2,400	19,230
Mercedes-Benz Group AG	5,184	383,690
Mitsubishi Motors Corp.*	4,800	18,418
Nissan Motor Co. Ltd.	14,400	51,302
Renault SA*	1,104	44,651
Stellantis NV	12,744	198,973
Subaru Corp.	2,400	39,337
Suzuki Motor Corp.	2,400	89,305
Toyota Motor Corp.	57,600	840,005

Investments	Shares	Value ($)
Volkswagen AG (Preference)	1,008	138,966
Yamaha Motor Co. Ltd.	2,400	58,780

		2,913,011

Banks - 8.8%
AIB Group plc	7,056	29,427
ANZ Group Holdings Ltd.	19,680	347,936
Banco Bilbao Vizcaya Argentaria SA	34,200	240,055
Banco BPM SpA	10,152	45,503
Banco de Sabadell SA(a)	22,728	29,559
Banco Santander SA	105,528	367,092
Bank of America Corp.	21,240	753,595
Bank of Ireland Group plc	6,720	71,421
Bank of Montreal	2,736	274,553
Bank of Nova Scotia (The)	3,288	177,491
Bankinter SA(a)	4,176	30,024
Barclays plc	65,088	148,913
BAWAG Group AG(b)	528	32,485
BNP Paribas SA	6,576	449,223
Canadian Imperial Bank of Commerce	3,888	176,983
Citigroup, Inc.	14,256	744,448
Close Brothers Group plc	700	8,350
Commerzbank AG*	3,432	39,006
Commonwealth Bank of Australia(a)	11,208	869,223
Danske Bank A/S	4,056	84,142
DBS Group Holdings Ltd.	7,200	196,057
Fifth Third Bancorp	1,296	47,032
Hang Seng Bank Ltd.	4,800	79,851
HSBC Holdings plc	103,776	761,952
Huntington Bancshares, Inc.	4,224	64,078
ING Groep NV	9,264	133,331
Intesa Sanpaolo SpA	92,256	241,469
JPMorgan Chase & Co.	25,536	3,574,019
KBC Group NV	1,368	100,821
Lloyds Banking Group plc	336,168	217,606
Mediobanca Banca di Credito Finanziario SpA(a)	3,168	33,911
Mitsubishi UFJ Financial Group, Inc.	79,200	580,213
National Australia Bank Ltd.	6,336	141,932
National Bank of Canada	1,296	97,077
NatWest Group plc	22,368	84,815
Nordea Bank Abp	24,360	283,928
Oversea-Chinese Banking Corp. Ltd.	19,200	188,881
Regions Financial Corp.	3,144	74,010
Royal Bank of Canada	6,144	626,947
Skandinaviska Enskilda Banken AB, Class A	11,376	137,069
Societe Generale SA	4,704	139,367
Standard Chartered plc	10,944	91,510
Svenska Handelsbanken AB, Class A	9,552	99,308
Swedbank AB, Class A	6,096	116,682

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Toronto-Dominion Bank (The)	6,168	425,545
Virgin Money UK plc	7,248	17,217
Westpac Banking Corp.	19,464	325,327

		13,799,384

Beverages - 1.7%
Anheuser-Busch InBev SA/NV	3,984	238,365
Asahi Group Holdings Ltd.	2,400	79,025
Britvic plc	2,328	22,269
Budweiser Brewing Co. APAC Ltd.(b)	7,200	22,688
Carlsberg A/S, Class B	360	50,853
Coca-Cola Co. (The)	16,944	1,039,006
Coca-Cola HBC AG*	768	18,546
Davide Campari-Milano NV	2,256	24,080
Diageo plc	9,168	397,293
Heineken Holding NV	480	39,436
Heineken NV	1,320	131,230
Keurig Dr Pepper, Inc.	3,792	133,782
Kirin Holdings Co. Ltd.	4,800	73,784
Pernod Ricard SA	1,224	252,439
Remy Cointreau SA	144	26,993
Treasury Wine Estates Ltd.	3,720	38,061

		2,587,850

Biotechnology - 0.8%
CSL Ltd.(a)	2,088	438,568
Gilead Sciences, Inc.	3,624	304,199
Grifols SA*	888	11,693
Swedish Orphan Biovitrum AB*	1,296	28,767
Vertex Pharmaceuticals, Inc.*	1,488	480,773

		1,264,000

Building Products - 0.5%
Assa Abloy AB, Class B	6,096	142,883
Belimo Holding AG (Registered)	48	25,130
Cie de Saint-Gobain	1,920	109,578
Daikin Industries Ltd.	1,100	190,065
Fletcher Building Ltd.	3,288	10,773
Lixil Corp.	2,400	41,155
Nibe Industrier AB, Class B(a)	3,408	36,571
Reliance Worldwide Corp. Ltd.	550	1,360
ROCKWOOL A/S, Class B	48	13,665
Trane Technologies plc	1,008	180,553

		751,733

Capital Markets - 2.5%
3i Group plc	1,296	25,129
abrdn plc	11,280	29,523
Allfunds Group plc	1,560	12,309
ASX Ltd.	1,296	62,985
BlackRock, Inc.	1,272	965,715
Credit Suisse Group AG (Registered)(a)	13,464	45,825
Daiwa Securities Group, Inc.(a)	16,800	79,062
Deutsche Boerse AG	384	68,499
Euronext NV(b)	312	25,176
Goldman Sachs Group, Inc. (The)	1,944	711,135
Hong Kong Exchanges & Clearing Ltd.	7,200	323,693
IG Group Holdings plc	1,248	12,230
Intermediate Capital Group plc	768	13,123

Investments	Shares	Value ($)
Julius Baer Group Ltd.	1,368	86,957
London Stock Exchange Group plc	1,728	157,551
Macquarie Group Ltd.	2,400	316,822
Man Group plc	2,625	8,037
Morgan Stanley	3,840	373,747
Nasdaq, Inc.	1,512	91,007
S&P Global, Inc.	888	332,947
Schroders plc	3,624	21,322
St James’s Place plc	2,376	35,759
UBS Group AG (Registered)	6,816	144,221

		3,942,774

Chemicals - 0.7%
Air Liquide SA	1,680	266,496
Akzo Nobel NV	1,056	78,148
Arkema SA	240	24,178
Chr Hansen Holding A/S	648	47,641
Covestro AG(b)	768	35,132
Croda International plc	576	48,829
Ecolab, Inc.	816	126,341
Givaudan SA (Registered)(a)	24	77,218
Hexpol AB	2,112	22,714
Incitec Pivot Ltd.	11,280	27,343
Koninklijke DSM NV	1,008	128,851
LANXESS AG	288	14,269
Mitsubishi Chemical Group Corp.	7,200	40,201
Novozymes A/S, Class B	1,032	53,470
OCI NV	408	13,843
Orica Ltd.	2,208	23,011
Solvay SA	504	58,377
Victrex plc	792	17,931
Wacker Chemie AG	25	3,759
Yara International ASA	696	30,799

		1,138,551

Commercial Services & Supplies - 0.3%
Brambles Ltd.	6,720	56,776
Cintas Corp.	648	287,544
Downer EDI Ltd.	4,944	13,134
Elis SA	984	17,206
ISS A/S*	1,008	21,926
Rentokil Initial plc	10,296	62,198
Serco Group plc	6,528	11,725
SPIE SA	792	21,538

		492,047

Communications Equipment - 0.4%
Cisco Systems, Inc.	11,760	572,359
Nokia OYJ	18,864	89,150

		661,509

Construction & Engineering - 0.5%
AECOM	312	27,228
Balfour Beatty plc	1,925	8,683
Bouygues SA(a)	552	18,129
Eiffage SA	504	53,620
Ferrovial SA	3,072	90,215
Obayashi Corp.	4,800	37,132
Shimizu Corp.	4,800	26,834
Skanska AB, Class B	2,160	37,919
Sweco AB, Class B	1,344	14,519
Vinci SA	3,216	361,987

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
WSP Global, Inc.	360	45,779

		722,045

Construction Materials - 0.2%
CRH plc	2,112	97,679
HeidelbergCement AG	384	26,190
Holcim AG*	3,072	182,097
Wienerberger AG	456	13,619

		319,585

Consumer Finance - 0.1%
Capital One Financial Corp.	768	91,392
Marui Group Co. Ltd.	2,400	40,712

		132,104

Containers & Packaging - 0.2%
Amcor plc	10,752	129,669
Ball Corp.	1,416	82,468
Billerud AB	1,080	12,492
DS Smith plc	6,120	26,634
Huhtamaki OYJ	672	25,048
Orora Ltd.(a)	1,225	2,572
SIG Group AG*	816	20,090
Smurfit Kappa Group plc	1,512	63,106
Westrock Co.	175	6,867

		368,946

Distributors - 0.1%
D’ieteren Group	96	18,235
Inchcape plc	1,800	20,210
LKQ Corp.	792	46,696

		85,141

Diversified Consumer Services - 0.0%(c)
Pearson plc	3,912	44,481

Diversified Financial Services - 1.8%
AMP Ltd.*	9,125	8,584
Apollo Global Management, Inc.(a)	2,352	166,475
Berkshire Hathaway, Inc., Class B*	7,464	2,325,185
Eurazeo SE	288	20,096
EXOR NV*	624	49,391
Kinnevik AB, Class B*	1,224	18,770
M&G plc	12,744	31,676
Mitsubishi HC Capital, Inc.	2,400	12,217
ORIX Corp.	4,800	83,971
Wendel SE	168	17,698

		2,734,063

Diversified Telecommunication Services - 1.3%
BCE, Inc.	2,208	104,083
BT Group plc	31,224	47,915
Chorus Ltd.	3,144	16,986
Deutsche Telekom AG (Registered)	23,136	513,844
Infrastrutture Wireless Italiane SpA(a)(b)	1,464	15,971
Koninklijke KPN NV	17,160	58,538
NetLink NBN Trust(b)	12,500	8,322
Orange SA	5,784	61,071
Singapore Telecommunications Ltd.	40,800	77,915
Spark New Zealand Ltd.	13,752	46,258
Swisscom AG (Registered)	144	84,637
Telecom Italia SpA*(a)	33,575	9,623

Investments	Shares	Value ($)
Telefonica SA	26,400	99,978
Telenor ASA	4,560	47,640
Telia Co. AB(a)	7,920	20,409
Telstra Group Ltd.	67,392	193,750
TELUS Corp.	4,848	104,165
Vantage Towers AG	744	27,133
Verizon Communications, Inc.	12,504	519,791

		2,058,029

Electric Utilities - 1.0%
Acciona SA	144	27,994
CLP Holdings Ltd.	12,000	89,098
Contact Energy Ltd.	4,416	22,146
Duke Energy Corp.	2,208	226,210
EDP - Energias de Portugal SA	13,464	66,650
Electricite de France SA	3,264	42,769
Elia Group SA/NV	168	23,500
Endesa SA(a)	1,368	27,144
Enel SpA	21,000	122,953
Entergy Corp.	576	62,369
Evergy, Inc.	624	39,093
Fortum OYJ(a)	2,328	34,929
Iberdrola SA(a)	38,352	447,553
Iberdrola SA*‡	639	7,457
Kansai Electric Power Co., Inc. (The)	4,800	46,064
Origin Energy Ltd.	9,264	48,763
Orsted A/S(b)	432	38,156
Red Electrica Corp. SA	3,072	54,182
SSE plc	5,280	112,031
Terna - Rete Elettrica Nazionale	4,536	35,726
Verbund AG(a)	432	36,619

		1,611,406

Electrical Equipment - 0.8%
Eaton Corp. plc	1,152	186,866
Hexatronic Group AB	624	7,632
Legrand SA	1,560	138,453
Mitsubishi Electric Corp.	9,600	105,268
NEL ASA*(a)	11,256	19,113
Nexans SA	192	20,247
Nidec Corp.	3,900	215,026
Prysmian SpA	1,608	65,314
Schneider Electric SE	2,160	347,939
Siemens Energy AG	1,992	41,364
Signify NV(b)	312	11,213
Vestas Wind Systems A/S	4,608	133,723

		1,292,158

Electronic Equipment, Instruments & Components - 0.9%
Alps Alpine Co. Ltd.	2,400	24,416
Amphenol Corp., Class A	2,520	201,020
Corning, Inc.	2,424	83,895
Halma plc	1,296	34,271
Hexagon AB, Class B	8,136	92,668
Ibiden Co. Ltd.	1,700	65,493
Keyence Corp.	600	273,505
Kyocera Corp.	2,100	108,290
Murata Manufacturing Co. Ltd.	4,800	272,915
Omron Corp.	1,200	68,838
Shimadzu Corp.	1,100	33,581

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Taiyo Yuden Co. Ltd.(a)	700	23,550
TDK Corp.	2,400	84,986

		1,367,428

Energy Equipment & Services - 0.4%
Baker Hughes Co.(a)	2,928	92,935
Schlumberger Ltd.	10,248	583,931
Worley Ltd.	2,112	22,993

		699,859

Entertainment - 0.8%
Bollore SE	4,296	23,935
Walt Disney Co. (The)*	10,608	1,150,862

		1,174,797

Equity Real Estate Investment Trusts (REITs) - 1.4%
Aedifica SA	216	18,896
American Tower Corp.	1,392	310,959
Big Yellow Group plc	1,248	18,575
Boston Properties, Inc.	528	39,357
British Land Co. plc (The)	3,240	17,646
Camden Property Trust	384	47,313
CapitaLand Ascendas REIT	12,000	26,294
CapitaLand Integrated Commercial Trust	33,600	54,707
Charter Hall Group	1,320	12,808
Charter Hall Long Wale REIT	5,304	17,043
Covivio	168	11,486
Derwent London plc	600	19,072
Dexus(a)	3,576	20,537
Equity Residential	1,008	64,159
Essex Property Trust, Inc.	336	75,960
Gecina SA	216	25,476
Goodman Group	9,384	132,050
GPT Group (The)	6,120	19,622
Healthpeak Properties, Inc.	3,288	90,354
Iron Mountain, Inc.	864	47,157
Keppel DC REIT	2,500	3,880
Klepierre SA	1,104	27,889
Land Securities Group plc	2,280	19,884
Link REIT(a)	9,600	76,790
Mirvac Group	27,264	43,610
Realty Income Corp.(a)	3,696	250,700
Safestore Holdings plc	1,320	16,348
Segro plc	5,952	60,833
Stockland	15,792	43,732
Sun Communities, Inc.	576	90,351
Unibail-Rodamco-Westfield*	288	18,507
Ventas, Inc.	1,728	89,528
Vicinity Ltd.	25,944	37,660
Warehouses De Pauw CVA	1,008	31,813
Welltower, Inc.	2,496	187,300
Weyerhaeuser Co.	4,368	150,390

		2,218,686

Food & Staples Retailing - 1.7%
Aeon Co. Ltd.	2,400	49,045
Axfood AB	528	13,561
Carrefour SA	3,072	58,286
Coles Group Ltd.	3,432	42,950
Endeavour Group Ltd.	4,680	21,864
HelloFresh SE*	744	17,922

Investments	Shares	Value ($)
J Sainsbury plc	7,848	25,372
Jeronimo Martins SGPS SA	1,392	30,145
Kesko OYJ, Class B(a)	1,368	31,750
Koninklijke Ahold Delhaize NV	6,456	192,011
Kroger Co. (The)	2,880	128,534
Loblaw Cos. Ltd.	504	45,023
Marks & Spencer Group plc*	8,856	15,896
Ocado Group plc*	2,232	17,751
Seven & i Holdings Co. Ltd.	3,600	169,612
Walgreens Boots Alliance, Inc.	2,232	82,271
Walmart, Inc.	10,416	1,498,550
Woolworths Group Ltd.	8,016	203,797

		2,644,340

Food Products - 0.7%
AAK AB	1,128	19,382
Ajinomoto Co., Inc.	2,400	78,859
Associated British Foods plc	1,584	36,193
Barry Callebaut AG (Registered)	24	49,816
Bunge Ltd.	408	40,433
Danone SA	1,896	103,596
Darling Ingredients, Inc.*	432	28,637
General Mills, Inc.	2,520	197,467
Hershey Co. (The)	768	172,493
JDE Peet’s NV	528	15,792
Kellogg Co.	1,344	92,172
Kerry Group plc, Class A(a)	768	71,681
McCormick & Co., Inc. (Non-Voting)	744	55,889
Mowi ASA	1,752	32,284
Orkla ASA	4,320	32,187
Salmar ASA(a)	360	16,666
Viscofan SA	125	8,030

		1,051,577

Gas Utilities - 0.1%
Enagas SA	504	9,012
Italgas SpA	1,728	10,068
Naturgy Energy Group SA	840	23,719
Rubis SCA	720	20,073
Snam SpA	10,248	52,021
Tokyo Gas Co. Ltd.	2,400	50,180

		165,073

Health Care Equipment & Supplies - 2.1%
Ansell Ltd.	1,008	20,009
Baxter International, Inc.	1,128	51,538
Becton Dickinson and Co.	1,248	314,770
Boston Scientific Corp.*	4,272	197,580
Carl Zeiss Meditec AG	144	20,636
Cochlear Ltd.	432	64,671
Coloplast A/S, Class B	264	31,704
ConvaTec Group plc(b)	7,488	21,590
Demant A/S*(a)	225	6,335
Dexcom, Inc.*	1,128	120,797
Edwards Lifesciences Corp.*	3,624	277,961
Elekta AB, Class B	2,208	15,990
Fisher & Paykel Healthcare Corp. Ltd.	3,672	59,943
Getinge AB, Class B	1,296	29,040
GN Store Nord A/S	552	13,522

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Hologic, Inc.*	1,464	119,126
Hoya Corp.	2,400	262,063
IDEXX Laboratories, Inc.*	240	115,320
Intuitive Surgical, Inc.*	1,536	377,380
Medtronic plc	3,960	331,412
Olympus Corp.	4,800	89,637
Straumann Holding AG (Registered)	720	93,218
Stryker Corp.	2,088	529,955
Terumo Corp.	2,400	69,447
Zimmer Biomet Holdings, Inc.	600	76,404

		3,310,048

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	1,128	87,138
Cigna Corp.	936	296,403
CVS Health Corp.	3,840	338,765
Elevance Health, Inc.	1,392	695,986
Fresenius Medical Care AG & Co. KGaA	1,272	47,508
Fresenius SE & Co. KGaA	840	24,203
Galenica AG(b)	192	14,942
Ramsay Health Care Ltd.(a)	1,176	55,206
Sonic Healthcare Ltd.	456	10,148
UnitedHealth Group, Inc.	2,712	1,353,803

		2,924,102

Hotels, Restaurants & Leisure - 1.7%
Accor SA*	1,200	38,798
Aristocrat Leisure Ltd.	1,656	39,628
Booking Holdings, Inc.*	168	408,929
Chipotle Mexican Grill, Inc.*	72	118,539
Compass Group plc	9,072	215,664
Domino’s Pizza Enterprises Ltd.(a)	480	25,604
Domino’s Pizza, Inc.	168	59,304
Entain plc	2,952	54,095
Greggs plc	480	15,920
Hilton Worldwide Holdings, Inc.	1,128	163,661
InterContinental Hotels Group plc	984	67,814
La Francaise des Jeux SAEM(b)	504	21,484
Marriott International, Inc., Class A	1,200	209,016
MGM Resorts International	1,272	52,674
Oriental Land Co. Ltd.	1,400	232,320
Sodexo SA	552	54,566
Star Entertainment Grp Ltd. (The)*	4,725	6,459
Starbucks Corp.	5,016	547,446
Whitbread plc	600	22,463
Yum China Holdings, Inc.	1,224	75,411
Yum! Brands, Inc.	1,656	216,125

		2,645,920

Household Durables - 1.0%
Barratt Developments plc	4,416	24,997
Berkeley Group Holdings plc	384	19,595
Casio Computer Co. Ltd.	2,400	24,619
Electrolux AB, Class B(a)	1,080	15,222
Panasonic Holdings Corp.	14,400	132,877
Persimmon plc	1,128	19,608
SEB SA	120	12,492
Sekisui Chemical Co. Ltd.	2,400	33,459
Sekisui House Ltd.(a)	4,800	90,467

Investments	Shares	Value ($)
Sony Group Corp.	12,000	1,068,553
Taylor Wimpey plc	21,096	30,439
Vistry Group plc	1,848	16,938

		1,489,266

Household Products - 1.2%
Clorox Co. (The)	552	79,869
Colgate-Palmolive Co.	2,400	178,872
Essity AB, Class B	3,240	84,390
Henkel AG & Co. KGaA (Preference)	936	66,482
Kimberly-Clark Corp.	984	127,930
Procter & Gamble Co. (The)	6,840	973,879
Reckitt Benckiser Group plc	3,504	248,905
Unicharm Corp.	1,200	45,676

		1,806,003

Independent Power and Renewable Electricity Producers - 0.0%(c)
Drax Group plc	1,872	14,888
Meridian Energy Ltd.	6,384	21,990

		36,878

Industrial Conglomerates - 1.0%
3M Co.	1,656	190,572
CK Hutchison Holdings Ltd.	12,000	76,239
DCC plc	312	17,692
General Electric Co.	7,944	639,333
Hitachi Ltd.	4,800	250,326
Investment AB Latour, Class B	720	15,102
Keppel Corp. Ltd.	4,800	27,573
Melrose Industries plc	11,904	20,839
Siemens AG (Registered)	1,728	268,180
Smiths Group plc	1,848	39,290
Toshiba Corp.(a)	2,400	82,291

		1,627,437

Insurance - 2.1%
Admiral Group plc	720	19,501
Aegon NV	5,712	31,241
Aflac, Inc.	2,520	185,220
AIA Group Ltd.	28,800	325,346
Assicurazioni Generali SpA	7,152	139,037
Aviva plc	8,784	49,279
AXA SA	11,496	357,265
Direct Line Insurance Group plc	6,624	14,471
Gjensidige Forsikring ASA(a)	744	13,326
Hannover Rueck SE	240	48,533
Hartford Financial Services Group, Inc. (The)	888	68,918
Insurance Australia Group Ltd.	16,488	56,929
Japan Post Holdings Co. Ltd.	9,600	84,155
Medibank Pvt Ltd.	12,624	26,153
MetLife, Inc.	2,040	148,961
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	912	327,848
nib holdings Ltd.(a)	2,208	12,245
NN Group NV	1,872	80,957
Phoenix Group Holdings plc	3,456	27,264
Poste Italiane SpA(a)(b)	3,072	32,649
Power Corp. of Canada	3,000	81,141
Principal Financial Group, Inc.	1,200	111,060

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Prudential plc(a)	7,320	120,711
Storebrand ASA	2,664	23,055
Sun Life Financial, Inc.	2,208	110,636
Suncorp Group Ltd.	6,480	57,214
Swiss Life Holding AG (Registered)	144	84,637
Swiss Re AG	1,248	129,806
Topdanmark A/S	192	10,337
Tryg A/S	2,280	52,092
Willis Towers Watson plc	312	79,307
Zurich Insurance Group AG	648	318,939

		3,228,233

Interactive Media & Services - 2.8%
Alphabet, Inc., Class C*	17,808	1,778,485
Auto Trader Group plc(a)(b)	5,352	41,312
carsales.com Ltd.	1,848	29,547
Meta Platforms, Inc., Class A*	16,296	2,427,615
REA Group Ltd.(a)	216	19,120
Rightmove plc	2,160	15,604
Snap, Inc., Class A*(a)	4,176	48,275
Z Holdings Corp.(a)	14,400	41,136

		4,401,094

Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc.*	53,328	5,499,717
eBay, Inc.	1,800	89,100
Etsy, Inc.*(a)	720	99,057
Just Eat Takeaway.com NV*(a)(b)	1,344	34,229
Prosus NV*	2,784	223,199
Rakuten Group, Inc.(a)	7,200	36,375
Zalando SE*(b)	1,135	52,499
Zalando SE*‡ (b)	233	10,778

		6,044,954

IT Services - 2.9%
Accenture plc, Class A	5,856	1,634,117
Alten SA	96	14,669
Automatic Data Processing, Inc.	1,800	406,458
Bechtle AG	408	17,091
Capgemini SE	888	167,711
CGI, Inc.*	1,416	121,018
Cognizant Technology Solutions Corp., Class A	3,000	200,250
Computacenter plc	600	16,383
Computershare Ltd.	3,504	58,641
Edenred	1,464	79,483
Fujitsu Ltd.	1,600	227,737
Gartner, Inc.*	456	154,192
International Business Machines Corp.	6,552	882,751
Netcompany Group A/S*(b)	264	10,429
Nexi SpA*(b)	3,336	29,202
Nomura Research Institute Ltd.	2,400	57,211
NTT Data Corp.	4,800	73,931
PayPal Holdings, Inc.*	3,360	273,806
Softcat plc	840	12,472
Sopra Steria Group SACA	72	11,917
Worldline SA*(b)	1,272	57,386

		4,506,855

Investments	Shares	Value ($)
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,000	66,562
Hasbro, Inc.	792	46,863
Thule Group AB(a)(b)	864	20,556
Yamaha Corp.	900	34,742

		168,723

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	864	131,397
Bio-Rad Laboratories, Inc., Class A*	72	33,657
Charles River Laboratories International, Inc.*	168	40,866
Danaher Corp.	1,968	520,300
Eurofins Scientific SE	600	42,838
Illumina, Inc.*	672	143,942
Lonza Group AG (Registered)	264	149,305
QIAGEN NV*	552	26,768
Sartorius AG (Preference)	144	64,167
Siegfried Holding AG (Registered)*	24	17,502
Tecan Group AG (Registered)	48	19,958
West Pharmaceutical Services, Inc.	216	57,370
Wuxi Biologics Cayman, Inc.*(b)	12,000	99,891

		1,347,961

Machinery - 1.2%
Aalberts NV	384	18,037
Alfa Laval AB	1,416	44,225
Alstom SA	1,512	44,665
ANDRITZ AG	312	18,569
Atlas Copco AB, Class A	11,520	135,712
Bucher Industries AG (Registered)	48	21,661
CNH Industrial NV	3,792	66,511
Cummins, Inc.	528	131,757
Ebara Corp.	300	12,619
Epiroc AB, Class A(a)	3,432	66,511
Fortive Corp.	1,032	70,207
GEA Group AG	720	32,334
Georg Fischer AG (Registered)	648	44,258
Husqvarna AB, Class B	3,384	28,624
IMI plc	696	12,399
Indutrade AB	720	15,886
KION Group AG	360	14,415
Knorr-Bremse AG	264	17,249
Komatsu Ltd.	4,800	116,452
Kone OYJ, Class B	2,112	114,779
Kubota Corp.	4,800	71,532
Metso Outotec OYJ	3,744	42,756
MINEBEA MITSUMI, Inc.	2,400	41,395
NSK Ltd.	2,400	13,435
Otis Worldwide Corp.	1,152	94,729
Rotork plc	7,512	29,409
Sandvik AB	4,752	97,765
Schindler Holding AG	264	55,846
SKF AB, Class B	1,056	18,594
Spirax-Sarco Engineering plc	312	44,287
Stanley Black & Decker, Inc.	672	60,016
Techtronic Industries Co. Ltd.(a)	3,000	38,502
Trelleborg AB, Class B	2,064	51,374

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Valmet OYJ(a)	792	24,746
Volvo AB, Class B	8,664	171,173
Wartsila OYJ Abp	3,576	33,866
Weir Group plc (The)	1,080	23,693

		1,939,988

Marine - 0.1%
AP Moller - Maersk A/S, Class B	24	51,908
Kuehne + Nagel International AG (Registered)(a)	120	28,421
Nippon Yusen KK(a)	2,400	56,750

		137,079

Media - 0.2%
Dentsu Group, Inc.	1,200	38,433
Informa plc(a)	7,320	60,306
Interpublic Group of Cos., Inc. (The)	1,968	71,753
ITV plc	20,544	20,456
Publicis Groupe SA	1,368	96,185
Vivendi SE	4,104	43,938
WPP plc	3,984	46,291

		377,362

Metals & Mining - 1.8%
Anglo American plc	4,824	205,869
Antofagasta plc	1,296	27,642
ArcelorMittal SA	2,136	65,790
Aurubis AG	192	20,160
BHP Group Ltd.	27,336	951,173
BlueScope Steel Ltd.	2,568	34,671
Boliden AB	840	37,508
Fortescue Metals Group Ltd.(a)	11,064	173,389
IGO Ltd.	1,368	14,045
Iluka Resources Ltd.	2,544	19,360
JFE Holdings, Inc.	2,400	31,503
Lynas Rare Earths Ltd.*(a)	5,904	39,065
Mineral Resources Ltd.	1,008	63,173
Newcrest Mining Ltd.	4,104	64,518
Newmont Corp.	3,264	172,710
Norsk Hydro ASA	7,272	58,492
Northern Star Resources Ltd.(a)	7,608	67,280
Nucor Corp.(a)	744	125,751
OZ Minerals Ltd.	672	13,221
Rio Tinto Ltd.	1,944	173,477
Rio Tinto plc	4,704	365,939
Sims Ltd.	500	5,376
South32 Ltd.	21,648	69,254
SSAB AB, Class B	2,856	19,346
Sumitomo Metal Mining Co. Ltd.	600	24,213
thyssenkrupp AG*	1,464	11,419
voestalpine AG	648	21,394

		2,875,738

Multiline Retail - 0.5%
Dollar Tree, Inc.*(a)	648	97,317
Dollarama, Inc.	888	52,953
Isetan Mitsukoshi Holdings Ltd.	2,500	27,125
Next plc	672	54,751
Target Corp.	2,016	347,034

Investments	Shares	Value ($)
Wesfarmers Ltd.	7,320	256,097

		835,277

Multi-Utilities - 0.4%
A2A SpA	17,040	25,520
AGL Energy Ltd.	4,992	26,910
Centrica plc	14,736	18,278
CMS Energy Corp.(a)	816	51,563
Engie SA	9,096	128,621
Hera SpA	8,472	24,208
National Grid plc	16,032	202,304
Public Service Enterprise Group, Inc.	2,208	136,741
Veolia Environnement SA(a)	1,848	54,551

		668,696

Oil, Gas & Consumable Fuels - 6.4%
Aker BP ASA	1,392	42,255
Ampol Ltd.	1,056	22,688
Antero Resources Corp.*(a)	1,176	33,916
BP plc	54,384	327,296
Cameco Corp.	1,008	28,124
Canadian Natural Resources Ltd.	2,424	148,363
Chevron Corp.	15,432	2,685,477
Enbridge, Inc.	6,096	248,893
Eni SpA	16,464	252,762
Equinor ASA(a)	6,840	207,701
Exxon Mobil Corp.	29,808	3,458,026
Galp Energia SGPS SA, Class B	2,136	29,172
Gaztransport Et Technigaz SA	96	10,582
Marathon Oil Corp.	2,712	74,499
OMV AG	672	33,462
Phillips 66(a)	2,856	286,371
Repsol SA(a)	2,544	41,692
Shell plc(a)	36,480	1,068,527
Suncor Energy, Inc.	4,512	156,154
TotalEnergies SE(a)	10,368	641,604
Woodside Energy Group Ltd.	6,336	161,889

		9,959,453

Paper & Forest Products - 0.1%
Mondi plc	2,424	45,449
Stora Enso OYJ, Class R	3,576	50,858
Svenska Cellulosa AB SCA, Class B	1,968	27,199

		123,506

Personal Products - 1.2%
Beiersdorf AG	456	55,269
Estee Lauder Cos., Inc. (The), Class A(a)	1,368	379,045
Kao Corp.	1,200	48,500
L’Oreal SA	1,416	581,383
Shiseido Co. Ltd.	3,500	180,672
Unilever plc	13,200	667,731

		1,912,600

Pharmaceuticals - 10.2%
ALK-Abello A/S*	575	8,546
Astellas Pharma, Inc.	12,000	176,477
AstraZeneca plc	7,944	1,035,687
Bayer AG (Registered)	3,120	193,143
Bristol-Myers Squibb Co.	9,264	673,030

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Chugai Pharmaceutical Co. Ltd.	2,400	61,972
Daiichi Sankyo Co. Ltd.	9,600	300,007
Dechra Pharmaceuticals plc	288	10,162
Eisai Co. Ltd.	1,300	80,092
Eli Lilly & Co.	2,832	974,633
GSK plc	19,968	349,909
Ipsen SA	120	12,563
Johnson & Johnson	22,800	3,725,976
Kyowa Kirin Co. Ltd.	2,400	53,335
Merck & Co., Inc.	18,312	1,966,892
Merck KGaA	744	154,373
Novartis AG (Registered)	14,880	1,335,515
Novo Nordisk A/S, Class B	5,424	746,713
Ono Pharmaceutical Co. Ltd.	2,400	52,108
Orion OYJ, Class B	696	37,182
Pfizer, Inc.	32,496	1,435,023
Roche Holding AG	3,816	1,184,777
Sanofi	6,528	635,737
Santen Pharmaceutical Co. Ltd.	2,400	18,640
Shionogi & Co. Ltd.	2,400	114,108
Takeda Pharmaceutical Co. Ltd.	4,800	150,963
UCB SA	168	13,754
Zoetis, Inc.	2,064	341,571

		15,842,888

Professional Services - 0.5%
Adecco Group AG (Registered)(a)	1,344	49,532
ALS Ltd.	1,752	16,111
Arcadis NV	528	22,777
Booz Allen Hamilton Holding Corp.	576	54,513
Bureau Veritas SA	1,704	48,560
DKSH Holding AG	75	6,355
Experian plc	1,320	47,988
Intertek Group plc	768	41,081
Randstad NV	504	32,120
RELX plc	10,152	300,205
SGS SA (Registered)	24	58,122
Verisk Analytics, Inc.	672	122,163

		799,527

Real Estate Management & Development - 0.5%
Aroundtown SA(a)	5,112	14,152
Castellum AB	2,472	33,716
CBRE Group, Inc., Class A*(a)	2,352	201,120
City Developments Ltd.	2,400	15,156
CK Asset Holdings Ltd.	7,000	44,740
Daiwa House Industry Co. Ltd.	2,400	57,414
Fabege AB(a)	2,352	22,146
Hongkong Land Holdings Ltd.	2,400	11,688
Mitsubishi Estate Co. Ltd.	4,800	61,696
Mitsui Fudosan Co. Ltd.	2,400	44,864
Neobo Fastigheter AB*‡(a)	464	866
Sagax AB, Class B	552	13,661
Samhallsbyggnadsbolaget i Norden AB(a)	4,650	8,436
Sun Hung Kai Properties Ltd.	6,000	85,041
Swire Properties Ltd.	9,600	26,944
Swiss Prime Site AG (Registered)	264	23,390
Tokyu Fudosan Holdings Corp.	2,400	12,125

Investments	Shares	Value ($)
Vonovia SE	2,928	82,265
Wihlborgs Fastigheter AB	2,472	20,258

		779,678

Road & Rail - 0.7%
Aurizon Holdings Ltd.	6,216	16,163
Canadian National Railway Co.	2,928	347,537
Canadian Pacific Railway Ltd.	4,080	321,116
ComfortDelGro Corp. Ltd.	7,500	6,848
Hankyu Hanshin Holdings, Inc.	1,100	32,608
MTR Corp. Ltd.	12,000	64,145
Uber Technologies, Inc.*	11,640	360,025

		1,148,442

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc.*	4,704	353,506
ams-OSRAM AG*	2,448	22,616
Analog Devices, Inc.	2,208	378,606
Applied Materials, Inc.	4,704	524,449
ASM International NV	240	80,333
ASML Holding NV	1,776	1,162,310
BE Semiconductor Industries NV	408	28,926
Infineon Technologies AG	7,224	258,239
Intel Corp.	24,192	683,666
KLA Corp.	408	160,132
Lam Research Corp.	576	288,058
Microchip Technology, Inc.	1,560	121,087
Micron Technology, Inc.	7,944	479,023
NVIDIA Corp.	7,224	1,411,353
QUALCOMM, Inc.	4,872	648,999
Renesas Electronics Corp.*	9,600	98,144
Rohm Co. Ltd.	400	31,774
Skyworks Solutions, Inc.	480	52,642
SOITEC*	96	14,445
STMicroelectronics NV	3,552	166,303
SUMCO Corp.	2,400	35,249
Texas Instruments, Inc.	3,984	706,005
Tokyo Electron Ltd.	1,000	347,341

		8,053,206

Software - 7.8%
Adobe, Inc.*	2,688	995,474
Autodesk, Inc.*	1,560	335,649
Crowdstrike Holdings, Inc., Class A*	960	101,664
Dassault Systemes SE	3,096	114,524
DocuSign, Inc.*	912	55,304
Fortinet, Inc.*	2,832	148,227
Gen Digital, Inc.	4,536	104,373
Intuit, Inc.	1,224	517,348
Microsoft Corp.	29,832	7,392,668
Oracle Corp.	4,776	422,485
Palo Alto Networks, Inc.*(a)	1,320	209,405
Sage Group plc (The)	5,400	51,641
Salesforce, Inc.*	2,616	439,409
SAP SE	5,376	632,788
ServiceNow, Inc.*	576	262,155
SimCorp A/S(a)	240	16,713
Splunk, Inc.*	336	32,179
Synopsys, Inc.*	672	237,720

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
WiseTech Global Ltd.(a)	984	41,977

		12,111,703

Specialty Retail - 1.3%
AutoZone, Inc.*	48	117,065
Best Buy Co., Inc.	1,200	106,464
Burlington Stores, Inc.*(a)	192	44,127
Fast Retailing Co. Ltd.(a)	300	180,907
H & M Hennes & Mauritz AB, Class B	4,920	60,206
Industria de Diseno Textil SA	3,696	114,882
JB Hi-Fi Ltd.(a)	504	17,182
Kingfisher plc	10,656	36,601
Lowe’s Cos., Inc.	1,968	409,836
Ross Stores, Inc.	1,512	178,703
TJX Cos., Inc. (The)	6,624	542,241
Tractor Supply Co.	672	153,209
Watches of Switzerland Group plc*(d)	1,032	12,044
Williams-Sonoma, Inc.(a)	480	64,771
Yamada Holdings Co. Ltd.	4,800	17,422

		2,055,660

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	51,984	7,500,771
Brother Industries Ltd.	2,400	37,095
Canon, Inc.(a)	2,400	53,391
Dell Technologies, Inc., Class C	792	32,171
FUJIFILM Holdings Corp.	2,400	126,159
Hewlett Packard Enterprise Co.	7,728	124,653
HP, Inc.	6,048	176,239
Konica Minolta, Inc.(a)	2,400	10,003
Logitech International SA (Registered)	696	40,392
NetApp, Inc.	1,056	69,939
Ricoh Co. Ltd.	2,400	18,547
Seiko Epson Corp.	4,800	74,079
Western Digital Corp.*	2,400	105,480

		8,368,919

Textiles, Apparel & Luxury Goods - 2.0%
adidas AG	576	92,196
Asics Corp.	2,400	56,657
Burberry Group plc	1,776	53,808
Christian Dior SE	48	41,287
Hermes International	144	268,133
HUGO BOSS AG	408	27,570
Kering SA	384	237,923
Lululemon Athletica, Inc.*	888	272,510
LVMH Moet Hennessy Louis Vuitton SE	1,488	1,292,834
Moncler SpA	1,296	80,510
NIKE, Inc., Class B	3,648	464,500
Pandora A/S	528	43,629
Puma SE	528	35,759
Shenzhou International Group Holdings Ltd.	2,400	30,082
Swatch Group AG (The)(a)	216	77,537
VF Corp.	528	16,336

		3,091,271

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.0%(c)
OSB Group plc	825	5,540

Tobacco - 0.4%
Altria Group, Inc.	5,208	234,568
British American Tobacco plc	8,640	329,313
Japan Tobacco, Inc.	4,800	97,997

		661,878

Trading Companies & Distributors - 0.8%
AddTech AB, Class B	1,032	16,402
Ashtead Group plc	2,280	149,159
Bunzl plc	768	28,081
Ferguson plc(a)	984	137,615
Grafton Group plc	1,200	13,572
IMCD NV	216	34,027
Marubeni Corp.	4,800	58,558
Mitsubishi Corp.	4,800	160,043
Mitsui & Co. Ltd.	9,600	281,995
Rexel SA*	1,272	27,988
RS GROUP plc	1,464	16,942
Sojitz Corp.	1,599	31,588
Sumitomo Corp.	4,800	85,743
Toyota Tsusho Corp.	2,400	100,765
Travis Perkins plc	2,544	31,789

		1,174,267

Transportation Infrastructure - 0.2%
Aena SME SA*(b)	360	53,759
Aeroports de Paris*	144	22,247
Auckland International Airport Ltd.*	8,616	47,329
Getlink SE	2,136	36,027
Qube Holdings Ltd.(a)	9,192	19,820
Transurban Group	16,608	161,616

		340,798

Water Utilities - 0.2%
American Water Works Co., Inc.	792	123,940
Essential Utilities, Inc.	696	32,524
Pennon Group plc	1,440	16,265
Severn Trent plc	1,440	49,922
United Utilities Group plc	2,760	35,949

		258,600

Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA, SDR*	936	15,971
Tele2 AB, Class B	4,032	34,737
Vodafone Group plc	140,856	161,477

		212,185

TOTAL COMMON STOCKS (COST $130,930,565)		154,947,158

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.2%

REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $276,179, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $280,440 (Cost $276,147)	276,147	276,147

Total Investments - 99.5% (Cost $131,206,712)		155,223,305
Other assets less liabilities - 0.5%		832,181

Net Assets - 100.0%		156,055,486

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $6,002,979, collateralized in the form of cash with a value of $276,147 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,071,447 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from February 2, 2023 – August 15, 2052 and $1,059,980 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 25, 2023 – June 30, 2120; a total value of $6,407,574.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $276,147.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	4	03/17/2023	USD	$423,800	$20,834
S&P 500 E-Mini Index	3	03/17/2023	USD	613,500	16,704

					$37,538

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	138,277	BNP Paribas SA	CHF	127,546	03/15/2023	$(1,146)
USD	122,105	Toronto-Dominion Bank (The)	JPY	16,540,000	03/15/2023	(5,773)

Net unrealized depreciation						$(6,919)

Abbreviations:

CHF — Swiss Franc
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	4.2%
Austria	0.1
Belgium	0.3
Canada	2.4
Denmark	1.0
Finland	0.5
France	5.2
Germany	2.8
Hong Kong	0.9
Ireland	0.2
Italy	1.2
Japan	7.4
Luxembourg	0.0 †
Netherlands	2.5
New Zealand	0.2
Norway	0.3
Portugal	0.1
Singapore	0.4
Spain	1.1
Sweden	1.3
Switzerland	2.9
United Kingdom	5.6
United States	58.7
Other[1]	0.7

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.3%
Securities Lending Reinvestments	0.2
Others(1)	0.5

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate US Large Cap Core Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	198	21,414
United Parcel Service, Inc., Class B	242	44,825

		66,239

Automobiles - 1.5%
Tesla, Inc.*	2,178	377,273

Banks - 3.9%
Bank of America Corp.	9,988	354,374
Citigroup, Inc.	4,246	221,726
Fifth Third Bancorp	726	26,347
JPMorgan Chase & Co.	2,640	369,495
PNC Financial Services Group, Inc. (The)	154	25,476

		997,418

Beverages - 1.5%
Coca-Cola Co. (The)	792	48,565
PepsiCo, Inc.	2,024	346,145

		394,710

Biotechnology - 2.9%
AbbVie, Inc.	1,804	266,541
Amgen, Inc.	1,034	260,982
Biogen, Inc.*	506	147,195
Regeneron Pharmaceuticals, Inc.*	44	33,373
Vertex Pharmaceuticals, Inc.*	132	42,649

		750,740

Building Products - 1.2%
Johnson Controls International plc	2,134	148,462
Trane Technologies plc	814	145,804

		294,266

Capital Markets - 4.2%
Bank of New York Mellon Corp. (The)	176	8,900
BlackRock, Inc.	22	16,703
Goldman Sachs Group, Inc. (The)	440	160,956
Moody’s Corp.	572	184,613
Morgan Stanley	2,530	246,245
MSCI, Inc.	110	58,472
Nasdaq, Inc.	154	9,269
S&P Global, Inc.	748	280,455
State Street Corp.	1,210	110,509

		1,076,122

Chemicals - 1.5%
Ecolab, Inc.	902	139,656
International Flavors & Fragrances, Inc.	880	98,965
PPG Industries, Inc.	814	106,097
Sherwin-Williams Co. (The)	110	26,025

		370,743

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.9%
Waste Management, Inc.	1,430	221,264

Communications Equipment - 1.0%
Arista Networks, Inc.*	264	33,269
Cisco Systems, Inc.	4,620	224,856

		258,125

Consumer Finance - 0.1%
American Express Co.	198	34,636

Containers & Packaging - 0.4%
Amcor plc	1,584	19,103
Avery Dennison Corp.	176	33,341
International Paper Co.	374	15,641
Packaging Corp. of America	176	25,115

		93,200

Diversified Financial Services - 1.0%
Apollo Global Management, Inc.	1,056	74,744
Berkshire Hathaway, Inc., Class B*	484	150,776
Equitable Holdings, Inc.	990	31,749

		257,269

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	14,146	288,154
Verizon Communications, Inc.	2,794	116,147

		404,301

Electric Utilities - 1.2%
Edison International	924	63,664
Eversource Energy	1,188	97,808
Exelon Corp.	3,476	146,652

		308,124

Electrical Equipment - 0.3%
Plug Power, Inc.*	1,650	28,083
Rockwell Automation, Inc.	176	49,637

		77,720

Energy Equipment & Services - 0.8%
Baker Hughes Co.	1,320	41,897
Halliburton Co.	814	33,553
Schlumberger Ltd.	2,420	137,891

		213,341

Entertainment - 1.0%
Spotify Technology SA*	264	29,758
Walt Disney Co. (The)*	2,178	236,291

		266,049

Equity Real Estate Investment Trusts (REITs) - 3.1%
Boston Properties, Inc.	484	36,077
Equinix, Inc.	308	227,344
Healthpeak Properties, Inc.	1,958	53,806
Host Hotels & Resorts, Inc.	396	7,464
Prologis, Inc.	2,288	295,793
Ventas, Inc.	1,320	68,389
Weyerhaeuser Co.	2,662	91,653

		780,526

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
Food & Staples Retailing - 1.2%
Kroger Co. (The)	2,398	107,023
Walgreens Boots Alliance, Inc.	2,574	94,878
Walmart, Inc.	814	117,110

		319,011

Food Products - 0.7%
General Mills, Inc.	638	49,994
Kellogg Co.	858	58,841
Mondelez International, Inc., Class A	1,254	82,062

		190,897

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,826	201,864
Boston Scientific Corp.*	1,804	83,435
Edwards Lifesciences Corp.*	308	23,624
Insulet Corp.*	22	6,321
Medtronic plc	2,068	173,071

		488,315

Health Care Providers & Services - 3.5%
Cigna Corp.	836	264,736
CVS Health Corp.	1,782	157,208
Elevance Health, Inc.	550	274,995
Humana, Inc.	242	123,831
UnitedHealth Group, Inc.	154	76,875

		897,645

Hotels, Restaurants & Leisure - 1.4%
Caesars Entertainment, Inc.*	748	38,941
Las Vegas Sands Corp.*	1,254	73,986
Marriott International, Inc., Class A	176	30,655
McDonald’s Corp.	352	94,125
MGM Resorts International	1,144	47,373
Starbucks Corp.	748	81,637

		366,717

Household Products - 2.0%
Church & Dwight Co., Inc.	264	21,347
Clorox Co. (The)	220	31,832
Colgate-Palmolive Co.	1,914	142,650
Kimberly-Clark Corp.	726	94,387
Procter & Gamble Co. (The)	1,496	213,001

		503,217

Industrial Conglomerates - 0.2%
3M Co.	484	55,699

Insurance - 2.9%
American International Group, Inc.	814	51,461
Chubb Ltd.	726	165,158
Hartford Financial Services Group, Inc. (The)	1,144	88,786
Marsh & McLennan Cos., Inc.	594	103,897
MetLife, Inc.	2,398	175,102
Principal Financial Group, Inc.	88	8,144
Prudential Financial, Inc.	946	99,273
Travelers Cos., Inc. (The)	198	37,842

		729,663

Interactive Media & Services - 4.9%
Alphabet, Inc., Class A*	5,390	532,748
Alphabet, Inc., Class C*	5,214	520,722
Meta Platforms, Inc., Class A*	1,298	193,363

		1,246,833

Investments	Shares	Value ($)
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc.*	6,798	701,078
eBay, Inc.	1,958	96,921
Etsy, Inc.*	440	60,535

		858,534

IT Services - 4.4%
Accenture plc, Class A	154	42,974
Akamai Technologies, Inc.*	572	50,879
Automatic Data Processing, Inc.	1,034	233,488
International Business Machines Corp.	1,936	260,837
Mastercard, Inc., Class A	1,144	423,967
Okta, Inc.*	110	8,097
Visa, Inc., Class A	506	116,486

		1,136,728

Leisure Products - 0.1%
Hasbro, Inc.	418	24,733

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	308	46,841
Illumina, Inc.*	440	94,248
Mettler-Toledo International, Inc.*	22	33,724
Repligen Corp.*	176	32,613
Thermo Fisher Scientific, Inc.	44	25,095
West Pharmaceutical Services, Inc.	264	70,118

		302,639

Machinery - 2.4%
Caterpillar, Inc.	462	116,558
Cummins, Inc.	484	120,777
Deere & Co.	396	167,445
Illinois Tool Works, Inc.	176	41,543
Stanley Black & Decker, Inc.	550	49,121
Westinghouse Air Brake Technologies Corp.	616	63,947
Xylem, Inc.	638	66,358

		625,749

Media - 0.7%
Comcast Corp., Class A	2,046	80,510
Interpublic Group of Cos., Inc. (The)	1,408	51,336
Omnicom Group, Inc.	440	37,835

		169,681

Metals & Mining - 0.8%
Newmont Corp.	2,794	147,886
Steel Dynamics, Inc.	484	58,390

		206,276

Multiline Retail - 0.5%
Target Corp.	792	136,335

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	1,210	115,325
Sempra Energy	1,100	176,363

		291,688

Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp.*	198	5,710
Cheniere Energy, Inc.	704	107,564
Chevron Corp.	66	11,485

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
ConocoPhillips	1,386	168,912
Devon Energy Corp.	506	31,999
EQT Corp.	814	26,593
Exxon Mobil Corp.	770	89,328
Hess Corp.	902	135,444
Marathon Petroleum Corp.	1,540	197,921
Occidental Petroleum Corp.	264	17,105
Pioneer Natural Resources Co.	352	81,083
Valero Energy Corp.	1,188	166,356
Williams Cos., Inc. (The)	594	19,151

		1,058,651

Personal Products - 0.9%
Estee Lauder Cos., Inc. (The), Class A	814	225,543

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	2,090	151,839
Eli Lilly & Co.	132	45,428
Johnson & Johnson	2,926	478,167
Merck & Co., Inc.	2,398	257,569
Pfizer, Inc.	6,226	274,940

		1,207,943

Professional Services - 0.7%
Equifax, Inc.	396	87,991
Verisk Analytics, Inc.	528	95,985

		183,976

Road & Rail - 1.6%
CSX Corp.	7,436	229,921
Norfolk Southern Corp.	748	183,866
Union Pacific Corp.	22	4,492

		418,279

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	660	49,599
Applied Materials, Inc.	814	90,753
Enphase Energy, Inc.*	440	97,407
First Solar, Inc.*	330	58,608
Intel Corp.	7,128	201,437
Micron Technology, Inc.	1,210	72,963
NVIDIA Corp.	2,288	447,007
QUALCOMM, Inc.	440	58,612
SolarEdge Technologies, Inc.*	198	63,188
Texas Instruments, Inc.	374	66,277

		1,205,851

Software - 9.2%
Adobe, Inc.*	792	293,309
Autodesk, Inc.*	396	85,203
Cadence Design Systems, Inc.*	66	12,067
Intuit, Inc.	22	9,299
Microsoft Corp.	5,500	1,362,955
Oracle Corp.	1,430	126,498
Salesforce, Inc.*	1,760	295,627
ServiceNow, Inc.*	110	50,064
Workday, Inc., Class A*	660	119,744

		2,354,766

Specialty Retail - 2.7%
Best Buy Co., Inc.	176	15,615
Home Depot, Inc. (The)	638	206,820
Lowe’s Cos., Inc.	484	100,793

Investments	Shares	Value ($)
TJX Cos., Inc. (The)	3,322	271,939
Tractor Supply Co.	396	90,284

		685,451

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	11,286	1,628,457
Dell Technologies, Inc., Class C	946	38,426
Hewlett Packard Enterprise Co.	4,532	73,101
HP, Inc.	3,520	102,573
NetApp, Inc.	286	18,942

		1,861,499

Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc.*	66	20,254
NIKE, Inc., Class B	1,452	184,883
VF Corp.	792	24,505

		229,642

Trading Companies & Distributors - 0.4%
WW Grainger, Inc.	154	90,780

Water Utilities - 0.2%
American Water Works Co., Inc.	396	61,970

TOTAL COMMON STOCKS (COST $26,119,132)		25,376,777

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills 4.55%, 5/11/2023(a) (Cost $29,632)	30,000	29,625

Total Investments - 99.2% (Cost $26,148,764)		25,406,402
Other assets less liabilities - 0.8%		201,164

Net Assets - 100.0%		25,607,566

*	Non-income producing security.
(a)	The rate shown was the current yield as of January 31, 2023.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 Micro E-Mini Index	11	03/17/2023	USD	$224,950	$5,488

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.1%
Short-Term Investments	0.1
Others(1)	0.8

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%
Air Freight & Logistics - 0.7%
Deutsche Post AG (Registered)	4,026	172,187

Auto Components - 0.9%
Bridgestone Corp.	2,200	81,795
Cie Generale des Etablissements Michelin SCA	2,882	90,629
Sumitomo Electric Industries Ltd.	4,400	52,595

		225,019

Automobiles - 1.9%
Bayerische Motoren Werke AG	429	43,437
Honda Motor Co. Ltd.	500	12,331
Mercedes-Benz Group AG	1,342	99,327
Porsche Automobil Holding SE (Preference)	968	57,569
Toyota Motor Corp.	18,700	272,710

		485,374

Banks - 12.0%
ABN AMRO Bank NV, CVA(a)	2,464	40,702
ANZ Group Holdings Ltd.	7,106	125,632
Banco Bilbao Vizcaya Argentaria SA	4,642	32,583
Banco Santander SA	22,660	78,825
Bank of Montreal	1,078	108,176
Bank of Nova Scotia (The)	3,069	165,669
Barclays plc	14,432	33,019
BNP Paribas SA	4,543	310,344
Commonwealth Bank of Australia	3,531	273,842
Credit Agricole SA	2,805	33,620
DBS Group Holdings Ltd.	1,100	29,953
HSBC Holdings plc	31,174	228,888
ING Groep NV	10,197	146,758
Mitsubishi UFJ Financial Group, Inc.	27,500	201,463
Mizuho Financial Group, Inc.	2,200	34,300
National Australia Bank Ltd.	6,831	153,020
NatWest Group plc	12,089	45,839
Nordea Bank Abp	2,343	27,253
Resona Holdings, Inc.	2,200	12,150
Royal Bank of Canada	3,399	346,841
Societe Generale SA	2,574	76,261
Sumitomo Mitsui Trust Holdings, Inc.	200	7,282
Toronto-Dominion Bank (The)	3,982	274,728
UniCredit SpA	3,509	68,155
Westpac Banking Corp.	8,217	137,341

		2,992,644

Beverages - 2.2%
Anheuser-Busch InBev SA/NV	1,650	98,720
Asahi Group Holdings Ltd.	1,300	42,805
Budweiser Brewing Co. APAC Ltd.(a)	1,100	3,466
Carlsberg A/S, Class B	110	15,539

Investments	Shares	Value ($)
Coca-Cola HBC AG*	1,298	31,344
Diageo plc	4,367	189,243
Kirin Holdings Co. Ltd.	3,300	50,726
Pernod Ricard SA	352	72,597
Suntory Beverage & Food Ltd.	1,100	37,049

		541,489

Biotechnology - 0.8%
CSL Ltd.	858	180,216
Grifols SA*	1,463	19,265

		199,481

Building Products - 1.0%
Cie de Saint-Gobain	1,485	84,752
Daikin Industries Ltd.	200	34,557
Geberit AG (Registered)	143	80,563
Kingspan Group plc	968	61,816

		261,688

Capital Markets - 2.7%
Credit Suisse Group AG (Registered)	1,008	3,431
Daiwa Securities Group, Inc.	6,600	31,060
Deutsche Bank AG (Registered)	2,981	39,523
Deutsche Boerse AG	198	35,320
EQT AB	913	20,397
Hong Kong Exchanges & Clearing Ltd.	1,500	67,436
IGM Financial, Inc.	902	28,074
London Stock Exchange Group plc	165	15,044
Macquarie Group Ltd.	726	95,839
Nomura Holdings, Inc.	22,000	87,580
St James’s Place plc	3,410	51,321
UBS Group AG (Registered)	8,965	189,692

		664,717

Chemicals - 3.4%
Akzo Nobel NV	1,188	87,916
Arkema SA	407	41,002
Chr Hansen Holding A/S	913	67,124
Clariant AG (Registered)*	1,419	24,125
Covestro AG(a)	737	33,714
Croda International plc	990	83,926
Givaudan SA (Registered)	22	70,783
Johnson Matthey plc	660	18,331
Koninklijke DSM NV	792	101,240
Mitsui Chemicals, Inc.	1,100	25,757
Nissan Chemical Corp.	600	28,144
Novozymes A/S, Class B	550	28,496
Nutrien Ltd.	814	67,189
Shin-Etsu Chemical Co. Ltd.	200	29,336
Sika AG (Registered)	264	74,365
Sumitomo Chemical Co. Ltd.	11,000	42,039
Umicore SA	198	7,447
Wacker Chemie AG	33	4,962

		835,896

Commercial Services & Supplies - 0.2%
Brambles Ltd.	2,783	23,513
Dai Nippon Printing Co. Ltd.	1,200	28,236

		51,749

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Communications Equipment - 0.2%
Nokia OYJ	10,670	50,426

Construction & Engineering - 0.3%
Taisei Corp.	1,100	37,895
WSP Global, Inc.	363	46,160

		84,055

Containers & Packaging - 0.5%
SIG Group AG*	2,519	62,019
Smurfit Kappa Group plc	1,760	73,457

		135,476

Diversified Consumer Services - 0.1%
Pearson plc	3,146	35,771

Diversified Financial Services - 0.1%
M&G plc	14,366	35,708

Diversified Telecommunication Services - 2.4%
BCE, Inc.	1,408	66,598
Deutsche Telekom AG (Registered)	9,141	203,019
Koninklijke KPN NV	3,377	11,520
Nippon Telegraph & Telephone Corp.	1,800	53,871
Singapore Telecommunications Ltd.	19,800	37,812
Swisscom AG (Registered)	187	109,910
Telefonica Deutschland Holding AG	5,819	17,088
Telefonica SA	5,049	19,121
Telia Co. AB	594	1,531
TELUS Corp.	3,190	68,541

		589,011

Electric Utilities - 1.9%
Acciona SA	220	42,769
Electricite de France SA	1,188	15,567
Hydro One Ltd.(a)	1,166	31,790
Iberdrola SA	12,221	142,614
Iberdrola SA*(b)	203	2,369
Orsted A/S(a)	1,265	111,729
Terna - Rete Elettrica Nazionale	10,263	80,832
Verbund AG	473	40,094

		467,764

Electrical Equipment - 2.1%
Mitsubishi Electric Corp.	3,300	36,186
Schneider Electric SE	1,749	281,734
Vestas Wind Systems A/S	6,941	201,427

		519,347

Electronic Equipment, Instruments & Components - 0.5%
Murata Manufacturing Co. Ltd.	1,100	62,543
Omron Corp.	1,300	74,574

		137,117

Energy Equipment & Services - 0.1%
Tenaris SA	715	12,618

Entertainment - 0.1%
Nintendo Co. Ltd.	400	17,302

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 1.5%
British Land Co. plc (The)	3,311	18,033
Dexus	6,512	37,398
Gecina SA	242	28,543
GPT Group (The)	13,640	43,732
Japan Real Estate Investment Corp.	11	47,114
Land Securities Group plc	231	2,014
Mirvac Group	25,795	41,260
Nippon Prologis REIT, Inc.	11	24,894
Segro plc	5,643	57,675
Stockland	968	2,681
Unibail-Rodamco-Westfield*	660	42,413
Vicinity Ltd.	26,092	37,874

		383,631

Food & Staples Retailing - 2.1%
Aeon Co. Ltd.	2,200	44,957
Carrefour SA	990	18,784
Jeronimo Martins SGPS SA	1,309	28,347
Loblaw Cos. Ltd.	539	48,150
Metro, Inc.	352	19,052
Tesco plc	51,843	156,943
Woolworths Group Ltd.	7,843	199,399

		515,632

Food Products - 2.1%
Nestle SA (Registered)	4,235	513,870
Orkla ASA	2,915	21,719

		535,589

Gas Utilities - 0.5%
AltaGas Ltd.	209	3,897
Enagas SA	2,299	41,110
Hong Kong & China Gas Co. Ltd.	77,000	77,211

		122,218

Health Care Equipment & Supplies - 2.2%
BioMerieux	385	39,036
Coloplast A/S, Class B	319	38,309
Koninklijke Philips NV	5,808	99,764
Olympus Corp.	4,400	82,167
Siemens Healthineers AG(a)	1,672	89,105
Sonova Holding AG (Registered)	363	90,044
Sysmex Corp.	1,100	72,414
Terumo Corp.	1,100	31,830

		542,669

Hotels, Restaurants & Leisure - 0.8%
Genting Singapore Ltd.	48,400	36,456
Oriental Land Co. Ltd.	200	33,188
Sands China Ltd.*	17,600	65,788
Whitbread plc	1,749	65,479

		200,911

Household Durables - 1.4%
Barratt Developments plc	4,642	26,276
Berkeley Group Holdings plc	638	32,557
Sekisui House Ltd.	3,300	62,196
Sony Group Corp.	2,600	231,520

		352,549

Household Products - 0.5%
Henkel AG & Co. KGaA (Preference)	1,243	88,287
Reckitt Benckiser Group plc	506	35,944

		124,231

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA	2,024	43,842

Industrial Conglomerates - 1.9%
Hitachi Ltd.	4,700	245,110
Siemens AG (Registered)	1,485	230,467

		475,577

Insurance - 6.3%
AIA Group Ltd.	17,600	198,823
Allianz SE (Registered)	1,045	248,775
ASR Nederland NV	605	28,503
Aviva plc	15,741	88,309
AXA SA	7,733	240,321
Dai-ichi Life Holdings, Inc.	100	2,338
Insurance Australia Group Ltd.	7,161	24,725
Japan Post Insurance Co. Ltd.	1,100	19,573
Legal & General Group plc	40,271	125,927
MS&AD Insurance Group Holdings, Inc.	2,900	92,746
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	220	79,086
NN Group NV	1,705	73,735
QBE Insurance Group Ltd.	3,201	30,992
Sun Life Financial, Inc.	2,266	113,542
Swiss Re AG	132	13,730
Zurich Insurance Group AG	363	178,665

		1,559,790

Interactive Media & Services - 0.2%
Z Holdings Corp.	16,500	47,136

Internet & Direct Marketing Retail - 0.5%
Rakuten Group, Inc.	7,700	38,901
Zalando SE*(a)	1,925	89,041

		127,942

IT Services - 2.3%
Capgemini SE	1,122	211,906
CGI, Inc.*	451	38,545
Fujitsu Ltd.	1,400	199,269
Nomura Research Institute Ltd.	2,200	52,443
Worldline SA*(a)	1,485	66,995

		569,158

Leisure Products - 0.2%
Yamaha Corp.	1,100	42,462

Machinery - 2.0%
Alstom SA	1,947	57,515
Atlas Copco AB, Class A	5,324	62,720
Epiroc AB, Class A	1,771	34,321
GEA Group AG	1,331	59,773
Hitachi Construction Machinery Co. Ltd.	1,100	25,756
Husqvarna AB, Class B	4,213	35,636
KION Group AG	209	8,369
Komatsu Ltd.	3,300	80,061
Kone OYJ, Class B	121	6,576
Kubota Corp.	1,100	16,393
SKF AB, Class B	1,870	32,927
Volvo AB, Class B	2,046	40,422

Investments	Shares	Value ($)
Yaskawa Electric Corp.	1,100	42,547

		503,016

Media - 1.0%
Dentsu Group, Inc.	1,400	44,838
Informa plc	3,806	31,356
Publicis Groupe SA	1,320	92,810
WPP plc	6,237	72,469

		241,473

Metals & Mining - 3.5%
Anglo American plc	418	17,839
BlueScope Steel Ltd.	3,080	41,583
Fortescue Metals Group Ltd.	8,217	128,772
Fresnillo plc	2,178	22,024
Kinross Gold Corp.	7,172	33,271
Newcrest Mining Ltd.	6,006	94,419
Norsk Hydro ASA	4,246	34,153
Northern Star Resources Ltd.	5,698	50,389
Rio Tinto Ltd.	1,078	96,197
Rio Tinto plc	1,650	128,359
Sumitomo Metal Mining Co. Ltd.	200	8,071
Teck Resources Ltd., Class B	3,168	136,658
Wheaton Precious Metals Corp.	1,606	73,226

		864,961

Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A	330	39,125
Next plc	1,067	86,933

		126,058

Multi-Utilities - 0.2%
National Grid plc	3,652	46,084

Oil, Gas & Consumable Fuels - 6.2%
Ampol Ltd.	1,408	30,251
Cameco Corp.	3,256	90,846
Enbridge, Inc.	6,831	278,902
ENEOS Holdings, Inc.	15,400	54,852
Eni SpA	4,730	72,617
Neste OYJ	3,157	150,278
Pembina Pipeline Corp.	3,762	133,101
Repsol SA	5,027	82,385
Shell plc	14,036	410,221
TC Energy Corp.	550	23,631
TotalEnergies SE	3,201	198,088
Tourmaline Oil Corp.	363	16,869
Woodside Energy Group Ltd.	1	24

		1,542,065

Paper & Forest Products - 0.4%
Mondi plc	3,454	64,761
UPM-Kymmene OYJ	715	25,820

		90,581

Personal Products - 2.3%
Kao Corp.	3,300	133,375
L’Oreal SA	682	280,016
Unilever plc	3,311	167,470

		580,861

Pharmaceuticals - 8.7%
AstraZeneca plc	2,684	349,922
Daiichi Sankyo Co. Ltd.	4,400	137,503
GSK plc	9,097	159,411
Merck KGaA	209	43,365

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Novartis AG (Registered)	2,772	248,794
Novo Nordisk A/S, Class B	3,157	434,619
Ono Pharmaceutical Co. Ltd.	2,300	49,937
Roche Holding AG	1,188	368,846
Sanofi	2,101	204,608
Takeda Pharmaceutical Co. Ltd.	4,500	141,528
UCB SA	264	21,613

		2,160,146

Professional Services - 2.3%
Adecco Group AG (Registered)	1,397	51,485
Experian plc	1,012	36,791
Randstad NV	1,012	64,494
Recruit Holdings Co. Ltd.	2,500	79,665
RELX plc	9,185	271,610
Wolters Kluwer NV	682	74,180

		578,225

Real Estate Management & Development - 0.6%
City Developments Ltd.	3,300	20,839
Daiwa House Industry Co. Ltd.	4,400	105,259
New World Development Co. Ltd.	11,000	32,838

		158,936

Road & Rail - 2.1%
Canadian National Railway Co.	1,628	193,234
Canadian Pacific Railway Ltd.	1,584	124,669
Central Japan Railway Co.	300	36,541
East Japan Railway Co.	2,200	122,481
MTR Corp. Ltd.	7,500	40,090
West Japan Railway Co.	300	12,538

		529,553

Semiconductors & Semiconductor Equipment - 2.0%
Advantest Corp.	700	49,521
ASML Holding NV	649	424,741
Tokyo Electron Ltd.	100	34,734

		508,996

Software - 1.8%
Open Text Corp.	1,650	55,188
SAP SE	2,970	349,587
WiseTech Global Ltd.	242	10,324
Xero Ltd.*	781	42,265

		457,364

Specialty Retail - 1.3%
Chow Tai Fook Jewellery Group Ltd.	4,400	9,397
H & M Hennes & Mauritz AB, Class B	2,530	30,960
Industria de Diseno Textil SA	7,557	234,892
Kingfisher plc	17,435	59,885

		335,134

Technology Hardware, Storage & Peripherals - 0.9%
Canon, Inc.	6,700	149,049
Ricoh Co. Ltd.	4,400	34,004
Seiko Epson Corp.	2,200	33,953

		217,006

Textiles, Apparel & Luxury Goods - 3.1%
adidas AG	242	38,735
Burberry Group plc	2,959	89,650
Cie Financiere Richemont SA (Registered)	924	141,203
Kering SA	418	258,989

Investments	Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	286	248,488

		777,065

Trading Companies & Distributors - 0.9%
Ferguson plc	242	33,844
ITOCHU Corp.	5,500	176,912
Rexel SA*	1,056	23,236

		233,992

Transportation Infrastructure - 0.9%
Getlink SE	3,146	53,061
Transurban Group	18,227	177,371

		230,432

Water Utilities - 0.1%
Severn Trent plc	704	24,406

Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc., Class B	264	12,799
SoftBank Corp.	11,000	125,737
Vodafone Group plc	45,375	52,018

		190,554

TOTAL COMMON STOCKS (COST $23,812,724)		24,555,084

Total Investments - 98.4% (Cost $23,812,724)		24,555,084
Other assets less liabilities - 1.6%		395,729

Net Assets - 100.0%		24,950,813

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of January 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2023 amounted to $2,369, which represents approximately 0.01% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	3	03/17/2023	USD	$317,850	$17,958
TOPIX Mini Index	3	03/09/2023	JPY	45,573	2,284

					$20,242

Forward Foreign Currency Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	47,124	UBS AG	USD	34,451	03/15/2023	$875
CHF	26,398	BNP Paribas SA	USD	28,619	03/15/2023	237
GBP	15,946	Citibank NA	USD	19,486	03/15/2023	163
JPY	10,239,927	Toronto-Dominion Bank (The)	USD	75,595	03/15/2023	3,574
USD	7,086	Bank of New York	HKD	55,077	03/15/2023	45
USD	2,519	Goldman Sachs & Co.	ILS	8,590	03/15/2023	30
USD	22,820	UBS AG	SEK	234,796	03/15/2023	345

Total unrealized appreciation						$5,269

NOK	23,302	Bank of New York	USD	2,367	03/15/2023	$(30)
USD	36,575	Citibank NA	AUD	54,466	03/15/2023	(1,864)
USD	11,622	JPMorgan Chase Bank NA	CHF	10,732	03/15/2023	(109)
USD	8,100	UBS AG	DKK	56,285	03/15/2023	(140)
USD	39,987	JPMorgan Chase Bank NA	EUR	37,430	03/15/2023	(767)
USD	106,806	UBS AG	EUR	99,889	03/15/2023	(1,955)
USD	17,594	JPMorgan Chase Bank NA	GBP	14,445	03/15/2023	(205)
USD	16,078	JPMorgan Chase Bank NA	JPY	2,172,342	03/15/2023	(717)
USD	8,764	Citibank NA	NZD	13,752	03/15/2023	(127)
USD	7,821	BNP Paribas SA	SGD	10,575	03/15/2023	(231)

Total unrealized depreciation						$(6,145)

Net unrealized depreciation						$(876)

Abbreviations:

AUD —Australian Dollar
CAD —Canadian Dollar
CHF —Swiss Franc
DKK —Danish Krone
EUR —Euro
GBP —British Pound
HKD —Hong Kong Dollar
ILS —Israeli Shekel
JPY —Japanese Yen
NOK —Norwegian Krone
NZD —New Zealand Dollar
SEK —Swedish Krona
SGD —Singapore Dollar
USD —US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	8.2%
Austria	0.2
Belgium	0.5
Canada	10.6
Denmark	3.6
Finland	0.9
France	12.1
Germany	8.1
Hong Kong	2.0
Ireland	0.3
Italy	0.9
Japan	17.9
Netherlands	4.8
New Zealand	0.2
Norway	0.2
Portugal	0.3
Singapore	0.5
Spain	2.8
Sweden	1.1
Switzerland	8.9
United Kingdom	14.3
Other[1]	1.6

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.4%
Others(1)	1.6

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Emerging Markets Core Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%
Air Freight & Logistics - 0.5%
Hyundai Glovis Co. Ltd.	62	8,350
ZTO Express Cayman, Inc., ADR	482	13,742

		22,092

Airlines - 0.1%
Korean Air Lines Co. Ltd.*	142	2,795

Auto Components - 0.9%
Hankook Tire & Technology Co. Ltd.*	276	7,271
Hyundai Mobis Co. Ltd.	218	36,369

		43,640

Automobiles - 0.7%
Li Auto, Inc., ADR*	656	16,334
XPeng, Inc., Class A*	3,600	18,210

		34,544

Banks - 16.2%
Agricultural Bank of China Ltd., Class H	50,000	17,988
Akbank TAS	11,480	10,363
Alinma Bank	2,090	18,294
Axis Bank Ltd.	1,512	16,085
Banco Bradesco SA*	5,600	13,880
Banco Bradesco SA (Preference)	10,600	29,189
Banco do Brasil SA	3,000	23,981
Bancolombia SA	918	8,303
Bancolombia SA (Preference)	1,470	11,238
Bank AlBilad*	538	6,429
Bank Al-Jazira	158	815
Bank of the Philippine Islands	3,420	6,574
Bank Polska Kasa Opieki SA	60	1,275
Bank Rakyat Indonesia Persero Tbk. PT	89,400	27,315
Banque Saudi Fransi	332	3,614
China Construction Bank Corp., Class H	86,000	55,735
CIMB Group Holdings Bhd.	16,800	22,645
Commercial International Bank Egypt SAE	8,800	14,436
CTBC Financial Holding Co. Ltd.	34,000	25,875
E.Sun Financial Holding Co. Ltd.	46,000	37,535
First Abu Dhabi Bank PJSC	9,284	34,375
First Financial Holding Co. Ltd.	36,000	31,294
Grupo Financiero Banorte SAB de CV, Class O	1,200	9,970
Industrial & Commercial Bank of China Ltd., Class H	70,000	37,418
ING Bank Slaski SA	114	4,533
Itau Unibanco Holding SA (Preference)	2,400	11,940

Investments	Shares	Value ($)
KB Financial Group, Inc.	1,154	52,369
Mega Financial Holding Co. Ltd.	36,000	38,308
Nedbank Group Ltd.	1,654	21,370
OTP Bank Nyrt.	790	23,716
Powszechna Kasa Oszczednosci Bank Polski SA	1,488	11,025
Santander Bank Polska SA	118	7,803
Shinhan Financial Group Co. Ltd.	1,510	50,934
SinoPac Financial Holdings Co. Ltd.	4,000	2,305
Standard Bank Group Ltd.	3,690	36,679
State Bank of India	1,934	13,066
Turkiye Is Bankasi A/S, Class C	12,320	7,126
Yapi ve Kredi Bankasi A/S	10,982	5,301
Yes Bank Ltd.*	39,544	8,326

		759,427

Beverages - 0.5%
Arca Continental SAB de CV	200	1,770
Coca-Cola Femsa SAB de CV	1,800	13,716
United Spirits Ltd.*	1,056	9,907

		25,393

Biotechnology - 0.5%
BeiGene Ltd.*	1,200	23,469

Capital Markets - 0.5%
B3 SA - Brasil Bolsa Balcao	3,400	8,654
Mirae Asset Securities Co. Ltd.*	834	4,611
NH Investment & Securities Co. Ltd.*	516	3,854
Saudi Tadawul Group Holding Co.	128	5,525

		22,644

Chemicals - 3.2%
Asian Paints Ltd.	1,046	34,801
Indorama Ventures PCL, NVDR	5,800	7,116
LG Chem Ltd.	56	31,369
Orbia Advance Corp. SAB de CV	3,500	7,022
PI Industries Ltd.	56	2,049
PTT Global Chemical PCL, NVDR	7,800	11,637
Sahara International Petrochemical Co.	1,162	11,456
SK IE Technology Co. Ltd.*(a)	88	4,787
Sociedad Quimica y Minera de Chile SA (Preference), Class B	304	29,470
Yanbu National Petrochemical Co.	916	10,812

		150,519

Commercial Services & Supplies - 0.0%(b)
China Everbright Environment Group Ltd.	2,000	888

Construction & Engineering - 0.4%
Hyundai Engineering & Construction Co. Ltd.*	276	8,525
Samsung Engineering Co. Ltd.*	422	8,856

		17,381

Construction Materials - 0.8%
Siam Cement PCL (The), NVDR	2,800	28,501

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
UltraTech Cement Ltd.	122	10,551

		39,052

Consumer Finance - 0.0%(b)
Bajaj Finance Ltd.	12	862

Containers & Packaging - 0.3%
Klabin SA	2,400	9,116
SCG Packaging PCL, NVDR	4,200	6,648

		15,764

Diversified Financial Services - 1.6%
FirstRand Ltd.	9,284	34,334
Housing Development Finance Corp. Ltd.	528	16,904
Yuanta Financial Holding Co. Ltd.	34,000	25,479

		76,717

Diversified Telecommunication Services - 1.9%
Chunghwa Telecom Co. Ltd.	12,000	44,963
Emirates Telecommunications Group Co. PJSC	518	3,624
Hellenic Telecommunications Organization SA	712	11,189
Indus Towers Ltd.	2,388	4,468
LG Uplus Corp.	764	6,891
Saudi Telecom Co.	462	4,542
Telefonica Brasil SA	1,800	14,785

		90,462

Electric Utilities - 1.1%
Centrais Eletricas Brasileiras SA	2,200	17,565
Centrais Eletricas Brasileiras SA (Preference), Class B	800	6,673
CEZ A/S	114	4,620
Cia Energetica de Minas Gerais (Preference)	5,000	11,254
Cia Paranaense de Energia (Preference)	6,400	9,767

		49,879

Electrical Equipment - 0.5%
CG Power & Industrial Solutions Ltd.*	2,020	7,457
Doosan Enerbility Co. Ltd.*	120	1,627
Havells India Ltd.	884	12,751
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,800	2,858

		24,693

Electronic Equipment, Instruments & Components - 1.9%
AUO Corp.	18,000	10,042
Delta Electronics Thailand PCL, NVDR	700	19,085
Delta Electronics, Inc.	2,000	19,251
Hon Hai Precision Industry Co. Ltd.	2,000	6,641
Samsung Electro-Mechanics Co. Ltd.	198	22,938
Samsung SDI Co. Ltd.	16	8,897

		86,854

Investments	Shares	Value ($)
Energy Equipment & Services - 0.2%
Dialog Group Bhd.	13,000	7,924

Entertainment - 1.7%
Kingsoft Corp. Ltd.	3,200	11,757
NetEase, Inc., ADR	756	66,989

		78,746

Equity Real Estate Investment Trusts (REITs) - 0.1%
Growthpoint Properties Ltd.	8,000	6,436

Food & Staples Retailing - 2.1%
CP ALL PCL, NVDR	13,000	26,189
Nahdi Medical Co.	20	1,008
Raia Drogasil SA	200	975
Shoprite Holdings Ltd.	1,138	15,681
Sun Art Retail Group Ltd.	7,000	2,822
Wal-Mart de Mexico SAB de CV	12,600	49,435

		96,110

Food Products - 1.0%
Charoen Pokphand Foods PCL, NVDR	6,200	4,433
CJ CheilJedang Corp.	28	7,842
Grupo Bimbo SAB de CV, Series A	1,800	9,002
Marico Ltd.	1,836	11,162
Nestle India Ltd.	14	3,250
Nestle Malaysia Bhd.	300	9,508

		45,197

Gas Utilities - 0.9%
ENN Energy Holdings Ltd.	2,800	42,151
GAIL India Ltd.	1,874	2,176

		44,327

Health Care Equipment & Supplies - 0.0%(b)
Microport Scientific Corp.*	600	1,875

Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	84	4,363
Sinopharm Group Co. Ltd., Class H	800	1,962

		6,325

Hotels, Restaurants & Leisure - 2.0%
Genting Bhd.	6,400	7,427
Kangwon Land, Inc.*	336	6,410
OPAP SA	690	10,326
Trip.com Group Ltd.*	400	14,758
Yum China Holdings, Inc.	898	55,326

		94,247

Household Durables - 0.9%
Arcelik A/S	422	2,405
Coway Co. Ltd.*	202	9,151
LG Electronics, Inc.	378	30,717

		42,273

Household Products - 0.3%
Blue Moon Group Holdings Ltd.(a)	3,000	1,963
Unilever Indonesia Tbk. PT	26,800	8,332
Vinda International Holdings Ltd.	1,000	2,762

		13,057

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 1.0%
Adani Green Energy Ltd.*	1,098	16,403
China Longyuan Power Group Corp. Ltd., Class H	12,000	16,503
Energy Absolute PCL, NVDR	6,000	15,722

		48,628

Industrial Conglomerates - 1.9%
Far Eastern New Century Corp.	10,000	10,891
International Holding Co. PJSC*	350	38,134
Samsung C&T Corp.	222	21,357
Siemens Ltd.	250	8,930
Turkiye Sise ve Cam Fabrikalari A/S	4,658	9,791

		89,103

Insurance - 3.7%
Cathay Financial Holding Co. Ltd.	25,958	36,786
Fubon Financial Holding Co. Ltd.	24,000	48,120
ICICI Prudential Life Insurance Co. Ltd.(a)	1,062	5,864
Ping An Insurance Group Co. of China Ltd., Class H	10,000	77,438
Powszechny Zaklad Ubezpieczen SA	502	4,247

		172,455

Interactive Media & Services - 2.7%
Autohome, Inc., ADR	50	1,743
Info Edge India Ltd.	248	11,112
Kanzhun Ltd., ADR*	318	7,724
Kuaishou Technology*(a)	6,200	54,300
NAVER Corp.	310	50,962

		125,841

Internet & Direct Marketing Retail - 10.4%
Alibaba Group Holding Ltd., ADR*	2,276	250,815
Alibaba Health Information Technology Ltd.*	16,000	14,227
JD.com, Inc., ADR	166	9,882
Meituan, Class B*(a)	4,400	98,008
Naspers Ltd., Class N	200	38,405
Pinduoduo, Inc., ADR*	190	18,616
Prosus NV*	434	34,795
Vipshop Holdings Ltd., ADR*	1,514	23,422

		488,170

IT Services - 3.7%
Arabian Internet & Communications Services Co.	52	3,508
Elm Co.	14	1,328
GDS Holdings Ltd., ADR*	616	14,384
HCL Technologies Ltd.	2,250	30,819
Infosys Ltd.	3,992	74,732
Tech Mahindra Ltd.	2,068	25,620
Wipro Ltd.	4,882	23,767

		174,158

Life Sciences Tools & Services - 1.4%
Divi’s Laboratories Ltd.	456	18,452
WuXi AppTec Co. Ltd., Class H(a)	1,200	15,539
Wuxi Biologics Cayman, Inc.*(a)	4,000	33,297

		67,288

Machinery - 0.3%
Weichai Power Co. Ltd., Class H	2,000	3,016

Investments	Shares	Value ($)
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,000	10,640

		13,656

Marine - 0.2%
MISC Bhd.	5,000	8,568

Media - 0.4%
Elang Mahkota Teknologi Tbk. PT	64,800	4,669
Grupo Televisa SAB, Series CPO	9,400	11,515

		16,184

Metals & Mining - 3.0%
Anglo American Platinum Ltd.	184	13,568
AngloGold Ashanti Ltd.	136	2,825
Gold Fields Ltd.	3,148	35,641
Grupo Mexico SAB de CV, Series B	4,000	17,817
Hindalco Industries Ltd.	4,734	27,065
JSW Steel Ltd.	1,218	10,651
Kumba Iron Ore Ltd.	214	6,503
POSCO Holdings, Inc.	80	19,516
Press Metal Aluminium Holdings Bhd.	6,600	8,014

		141,600

Multiline Retail - 0.3%
Woolworths Holdings Ltd.	3,332	14,418

Oil, Gas & Consumable Fuels - 3.8%
Bharat Petroleum Corp. Ltd.	2,348	9,837
Cosan SA	3,200	10,496
Empresas Copec SA	1,170	8,794
Indian Oil Corp. Ltd.	2,406	2,401
MOL Hungarian Oil & Gas plc	482	3,585
Petroleo Brasileiro SA (Preference)	400	2,048
Petronas Dagangan Bhd.	1,000	5,111
Polski Koncern Naftowy ORLEN SA	1,806	27,013
PTT Exploration & Production PCL, NVDR	5,000	25,977
PTT PCL, NVDR	23,000	23,167
Reliance Industries Ltd.	784	22,525
SK Innovation Co. Ltd.*	196	25,793
Thai Oil PCL, NVDR	3,600	6,298
Ultrapar Participacoes SA	2,600	6,736

		179,781

Paper & Forest Products - 0.2%
Empresas CMPC SA	3,974	6,810
Suzano SA	400	3,642

		10,452

Personal Products - 1.5%
AMOREPACIFIC Group*	52	1,733
Colgate-Palmolive India Ltd.	38	674
Godrej Consumer Products Ltd.*	588	6,554
Hindustan Unilever Ltd.	1,666	52,398
LG H&H Co. Ltd.	14	8,444

		69,803

Pharmaceuticals - 1.9%
Aspen Pharmacare Holdings Ltd.	1,284	11,139

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
China Medical System Holdings Ltd.	4,000	6,899
Cipla Ltd.	502	6,237
CSPC Pharmaceutical Group Ltd.	32,000	36,497
Dr Reddy’s Laboratories Ltd.	420	22,167
Richter Gedeon Nyrt.	288	6,477

		89,416

Real Estate Management & Development - 1.3%
China Overseas Land & Investment Ltd.	10,000	26,982
DLF Ltd.	2,056	8,935
KE Holdings, Inc., ADR*	68	1,247
Longfor Group Holdings Ltd.(a)	4,000	13,217
NEPI Rockcastle NV	1,398	8,668

		59,049

Road & Rail - 0.7%
BTS Group Holdings PCL, NVDR	24,200	6,195
Full Truck Alliance Co. Ltd., ADR*	1,042	8,388
Rumo SA	4,600	16,606

		31,189

Semiconductors & Semiconductor Equipment - 9.6%
Flat Glass Group Co. Ltd., Class H	2,000	6,251
GCL Technology Holdings Ltd.*	72,000	19,840
SK Hynix, Inc.	398	28,595
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	347,710
United Microelectronics Corp.*	16,000	26,005
Xinyi Solar Holdings Ltd.	16,000	20,739

		449,140

Specialty Retail - 0.3%
GOME Retail Holdings Ltd.*	62,000	1,108
Lojas Renner SA	3,400	14,444

		15,552

Technology Hardware, Storage & Peripherals - 3.9%
Asustek Computer, Inc.	2,000	18,118
Lenovo Group Ltd.	24,000	19,198
Samsung Electronics Co. Ltd.	2,916	144,403
Samsung Electronics Co. Ltd. (Preference)	72	3,215

		184,934

Textiles, Apparel & Luxury Goods - 1.3%
Feng TAY Enterprise Co. Ltd.	2,000	13,122
Li Ning Co. Ltd.	3,500	34,471
LPP SA	4	9,326
Page Industries Ltd.	10	4,887

		61,806

Transportation Infrastructure - 1.4%
Abu Dhabi Ports Co. PJSC*	3,814	6,126
Airports of Thailand PCL, NVDR*	4,000	8,997
CCR SA	4,000	9,239
Grupo Aeroportuario del Pacifico SAB de CV, Class B	630	10,894
Grupo Aeroportuario del Sureste SAB de CV, Class B	190	5,169
International Container Terminal Services, Inc.	3,560	13,516
Malaysia Airports Holdings Bhd.*	2,600	4,303

Investments	Shares	Value ($)
Taiwan High Speed Rail Corp.	6,000	5,835
Westports Holdings Bhd.	2,800	2,475

		66,554

Wireless Telecommunication Services - 3.1%
Advanced Info Service PCL, NVDR	2,600	15,359
Bharti Airtel Ltd.	4,882	45,901
Etihad Etisalat Co.	1,296	12,207
Far EasTone Telecommunications Co. Ltd.	6,000	13,329
Mobile Telecommunications Co. KSCP	7,538	13,681
SK Telecom Co. Ltd.	94	3,556
Taiwan Mobile Co. Ltd.	6,000	18,904
TIM SA	3,000	6,947
Vodacom Group Ltd.	2,254	15,779

		145,663

TOTAL COMMON STOCKS (COST $4,821,750)		4,647,000

Total Investments - 98.9% (Cost $4,821,750)		4,647,000
Other assets less liabilities - 1.1%		53,798

Net Assets - 100.0%		4,700,798

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares®ESG & Climate Emerging Markets Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate Emerging Markets Core Index Fund had the following open futures contract as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	1	03/17/2023	USD	$52,230	$3,813

Abbreviations:
USD —	US Dollar

FlexShares® ESG & Climate Emerging Markets Core Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Brazil	4.9%
Chile	1.0
China	26.2
Colombia	0.4
Czech Republic	0.1
Egypt	0.3
Greece	0.5
Hungary	0.7
India	12.6
Indonesia	0.9
Kuwait	0.3
Malaysia	1.6
Mexico	2.9
Philippines	0.4
Poland	1.4
Saudi Arabia	1.7
South Africa	6.3
South Korea	13.2
Taiwan	16.6
Thailand	4.4
Turkey	0.7
United Arab Emirates	1.8
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.9%
Others(1)	1.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%
Building Products - 0.5%
Simpson Manufacturing Co., Inc.(a)	155,115	16,614,368
UFP Industries, Inc.(a)	220,608	20,637,878

		37,252,246

Chemicals - 14.4%
CF Industries Holdings, Inc.(a)	1,096,146	92,843,566
Corteva, Inc.	3,877,875	249,929,044
FMC Corp.	661,824	88,108,629
ICL Group Ltd.	5,087,772	40,049,024
K+S AG (Registered)	1,489,104	35,514,621
Mosaic Co. (The)(a)	1,916,532	94,944,995
Nutrien Ltd.(a)	4,084,695	337,159,147
PhosAgro PJSC‡	308,581	—
PI Industries Ltd.	599,778	21,942,781
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,102,300	11,491,955
SABIC Agri-Nutrients Co.	1,820,016	66,438,101
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,378,800	6,903,234
UPL Ltd.	4,012,308	37,082,460
Yara International ASA	1,247,814	55,218,260

		1,137,625,817

Equity Real Estate Investment Trusts (REITs) - 1.2%
Weyerhaeuser Co.	2,688,660	92,570,564

Food Products - 9.6%
a2 Milk Co. Ltd. (The)*(a)	5,105,007	24,446,411
Adani Wilmar Ltd.*	1,085,805	6,181,880
Archer-Daniels-Midland Co.	2,998,890	248,458,036
Bakkafrost P/F	348,147	21,523,367
Bunge Ltd.	854,856	84,716,230
Cal-Maine Foods, Inc.(a)	189,585	10,848,054
Charoen Pokphand Foods PCL, NVDR	24,818,400	17,743,539
Charoen Pokphand Indonesia Tbk. PT	52,739,100	20,494,013
Kuala Lumpur Kepong Bhd.	4,136,400	20,770,483
Mowi ASA	3,378,060	62,246,334
Muyuan Foods Co. Ltd., Class A	2,757,600	20,381,170
New Hope Liuhe Co. Ltd., Class A*	2,412,900	4,681,568
PPB Group Bhd.	5,170,500	21,332,896
Tongwei Co. Ltd., Class A	2,757,600	17,226,455
Tyson Foods, Inc., Class A	1,547,703	101,761,472
Wilmar International Ltd.	22,750,200	70,447,989

		753,259,897

Industrial Conglomerates - 4.6%
International Holding Co. PJSC*	3,357,378	365,805,713

Metals & Mining - 30.9%
Agnico Eagle Mines Ltd.(a)	1,247,814	70,266,979
Alcoa Corp.(a)	441,216	23,049,124
Anglo American plc	3,908,898	166,816,452
Barrick Gold Corp.	4,839,588	94,372,601
BHP Group Ltd.	11,957,643	416,073,568
Boliden AB	772,128	34,477,243

Investments	Shares	Value ($)
First Quantum Minerals Ltd.(a)	1,692,477	39,155,218
Fortescue Metals Group Ltd.(a)	4,515,570	70,765,376
Franco-Nevada Corp.	556,367	81,377,560
Freeport-McMoRan, Inc.	3,495,258	155,958,412
Glencore plc	35,635,086	237,426,361
Gold Fields Ltd.	2,623,167	29,698,871
Grupo Mexico SAB de CV, Series B	9,306,900	41,455,309
Hindalco Industries Ltd.	4,015,755	22,958,725
Impala Platinum Holdings Ltd.	2,423,241	27,997,107
Mineral Resources Ltd.	465,345	29,163,902
MMC Norilsk Nickel PJSC	1,277,631	—
Newcrest Mining Ltd.	2,395,665	37,661,630
Newmont Corp.	1,864,827	98,705,293
Norsk Hydro ASA	3,988,179	32,078,723
Pilbara Minerals Ltd.*(a)	7,304,193	24,447,773
Rio Tinto plc	2,964,420	230,611,747
Saudi Arabian Mining Co.*	2,464,605	48,398,984
Sibanye Stillwater Ltd.	7,841,925	20,406,329
South32 Ltd.(a)	12,616,020	40,360,049
Sumitomo Metal Mining Co. Ltd.	689,400	27,820,917
Teck Resources Ltd., Class B	1,371,906	59,180,057
Vale SA	11,177,834	207,488,455
Wheaton Precious Metals Corp.(a)	1,258,155	57,365,871
Zijin Mining Group Co. Ltd., Class A	4,825,800	8,420,394

		2,433,959,030

Oil, Gas & Consumable Fuels - 30.5%
APA Corp.	313,677	13,905,301
BP plc	27,672,516	166,539,633
Cameco Corp.(a)	1,389,141	38,758,736
Canadian Natural Resources Ltd.(a)	1,547,703	94,728,448
Cenovus Energy, Inc.(a)	1,906,191	37,970,965
Chevron Corp.	1,626,984	283,127,756
ConocoPhillips	1,154,745	140,728,773
Coterra Energy, Inc.(a)	713,529	17,859,631
Devon Energy Corp.(a)	592,884	37,493,984
Diamondback Energy, Inc.(a)	165,456	24,176,431
Eni SpA	3,395,295	52,125,937
Enviva, Inc.(a)	110,304	5,016,626
EOG Resources, Inc.(a)	561,861	74,306,117
EQT Corp.(a)	361,935	11,824,416
Equinor ASA(a)	1,406,376	42,705,563
Exxon Mobil Corp.	3,609,009	418,681,134
Gazprom PJSC‡	15,937,700	—
Hess Corp.	248,184	37,267,309
Inpex Corp.	1,378,800	15,055,527
LUKOIL PJSC‡	214,305	—
LUKOIL PJSC, ADR*‡	269,035	—
Marathon Oil Corp.	630,801	17,328,103
Novatek PJSC‡	1,237,715	—
Occidental Petroleum Corp.(a)	696,294	45,112,888

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Ovintiv, Inc.(a)	230,949	11,369,619
Petroleo Brasileiro SA (Preference)	6,204,600	31,769,716
Pioneer Natural Resources Co.(a)	206,820	47,640,987
Repsol SA(a)	2,009,601	32,934,335
Rosneft Oil Co. PJSC‡	2,926,433	—
Santos Ltd.	4,343,220	21,759,799
Saudi Arabian Oil Co.(b)	2,957,526	25,966,022
Shell plc	10,016,982	292,759,465
Suncor Energy, Inc.(a)	1,926,873	66,686,398
Tatneft PJSC‡	2,021,036	—
Texas Pacific Land Corp.(a)	5,347	10,671,810
TotalEnergies SE(a)	3,274,650	202,645,589
Tourmaline Oil Corp.(a)	455,004	21,144,976
Woodside Energy Group Ltd.	2,485,288	63,500,614

		2,403,562,608

Paper & Forest Products - 3.2%
Canfor Corp.*(a)	248,184	4,688,964
Chengxin Lithium Group Co. Ltd., Class A	344,700	2,180,344
Dexco SA*	1,513,960	2,242,045
Dongwha Enterprise Co. Ltd.*	41,364	1,786,463
Interfor Corp.*	217,161	4,330,688
Mondi plc	2,337,066	43,819,177
Stella-Jones, Inc.(a)	224,055	8,130,358
Suzano SA	3,791,700	34,525,177
Svenska Cellulosa AB SCA, Class B(a)	2,736,918	37,826,132
UPM-Kymmene OYJ	2,388,771	86,261,298
West Fraser Timber Co. Ltd.(a)	299,889	26,000,793

		251,791,439

Water Utilities - 4.8%
American States Water Co.(a)	151,668	14,282,576
American Water Works Co., Inc.(a)	727,317	113,817,837
Beijing Enterprises Water Group Ltd.(a)	24,762,000	6,318,005
California Water Service Group(a)	227,502	13,916,297
China Water Affairs Group Ltd.(a)	6,894,000	5,989,391
Chongqing Water Group Co. Ltd., Class A	337,880	262,025
Cia de Saneamento Basico do Estado de Sao Paulo	2,215,973	24,225,134
Cia de Saneamento de Minas Gerais-COPASA*	1,034,100	2,973,460
Cia de Saneamento do Parana	1,378,800	4,666,004
Essential Utilities, Inc.(a)	972,054	45,424,083
Guangdong Investment Ltd.	16,905,941	18,354,103
Pennon Group plc	1,544,256	17,442,901
Severn Trent plc	1,506,339	52,221,424
SJW Group(a)	103,410	8,004,968
United Utilities Group plc	4,022,649	52,395,157

		380,293,365

TOTAL COMMON STOCKS (COST $6,175,617,304)		7,856,120,679

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 2.8%
CERTIFICATES OF DEPOSIT(d) - 0.2%
Barclays Bank plc, New York
(SOFR + 0.52%), 4.82%, 4/5/202	3,000,000	3,001,377
Credit Agricole CIB, New York
(SOFR + 0.68%), 4.98%, 4/25/2023	6,000,000	6,006,342
MUFG Bank Ltd., New York Branch
(SOFR + 0.59%), 4.89%, 2/10/2023	3,000,000	3,000,000
Standard Chartered, New York
(US Federal Funds Effective Rate (continuous series) + 0.52%), 4.58%, 2/9/2023	3,000,000	3,000,176
The Sumitomo Bank Ltd., New York
(SOFR + 0.75%), 5.05%, 4/21/2023	3,000,000	3,003,129

TOTAL CERTIFICATES OF DEPOSIT (Cost $18,000,176)		18,011,024

REPURCHASE AGREEMENTS - 2.6%
BofA Securities, Inc., 4.77%, dated 1/31/2023, due 5/3/2023, repurchase price $8,097,520, collateralized by various Common Stocks, U.S. Treasury Securities, 3.63%, 4/15/2028; total market value $8,779,767	8,000,000	8,000,000
CF Secured LLC, 4.28%, dated 1/31/2023, due 2/1/2023, repurchase price $75,008,917, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.50%, maturing 2/15/2023 - 5/15/2052; total market value $76,240,684	75,000,000	75,000,000
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $99,819,974, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $101,360,048	99,808,136	99,808,136
Societe Generale, 4.41%, dated 1/31/2023, due 2/1/2023, repurchase price $20,002,450, collateralized by various Common Stocks; total market value $22,561,615	20,000,000	20,000,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
TD Prime Services LLC, 4.40%, dated 1/31/2023, due 2/1/2023, repurchase price $2,000,244, collateralized by various Common Stocks; total market value $2,229,402	2,000,000	2,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $204,808,136)		204,808,136

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $222,808,312)		222,819,160

Total Investments - 102.5% (Cost $6,398,425,616)		8,078,939,839
Liabilities in excess of other assets - (2.5%)		(200,539,676)

Net Assets - 100.0%		7,878,400,163

* Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $561,391,848, collateralized in the form of cash with a value of $222,808,820 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $329,553,747 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 2, 2023 – August 15, 2052 and $28,615,793 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from February 22, 2023 – June 30, 2120; a total value of $580,978,360.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $222,819,160.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2023.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
FTSE 100 Index	39	03/17/2023	GBP	$3,720,760	$110,097
FTSE/JSE Top 40 Index	16	03/16/2023	ZAR	677,678	50,956
MSCI Emerging Markets E-Mini Index	32	03/17/2023	USD	1,671,360	109,858
Russell 2000 E-Mini Index	28	03/17/2023	USD	2,715,160	179,450
S&P/TSX 60 Index	66	03/16/2023	CAD	12,404,152	495,433
SPI 200 Index	15	03/16/2023	AUD	1,962,010	91,132

					$1,036,926

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	4,343,480	Citibank NA	USD		2,916,773	03/15/2023	$148,675
CAD	3,129,539	UBS AG	USD		2,287,926	03/15/2023	58,079
GBP	1,069,860	Citibank NA	USD		1,307,314	03/15/2023	10,948
JPY	285,000,000	Bank of New York Mellon (The)	USD		2,103,565	03/15/2023	99,889
MXN	2,080,000	Goldman Sachs & Co.	USD		103,579	03/15/2023	6,272
NZD	126,346	Citibank NA	USD		80,516	03/15/2023	1,164
SGD	79,915	BNP Paribas SA	USD		59,102	03/15/2023	1,750
USD	2,242,919	Bank of New York Mellon (The)	HKD		17,434,345	03/15/2023	14,232
USD	750,541	Bank of New York Mellon (The)	NOK		7,388,952	03/15/2023	9,405
USD	642,137	BNP Paribas SA	SEK		6,670,000	03/15/2023	3,673

Total unrealized appreciation							$354,087

HKD	18,000,000	Toronto-Dominion Bank (The)	USD		2,312,572	03/15/2023	$(11,577)
NOK	10,000,000	Morgan Stanley	USD		1,011,272	03/15/2023	(8,239)
SEK	3,099,173	UBS AG	USD		301,215	03/15/2023	(4,557)
USD	2,872,861	Citibank NA	AUD		4,312,000	03/15/2023	(170,369)
USD	2,011,348	Citibank NA	BRL	*	10,910,760	03/15/2023	(116,131)
USD	779,789	Goldman Sachs & Co.	BRL	*	4,000,000	03/15/2023	(167)
USD	2,198,884	Bank of Montreal	CAD		3,000,000	03/15/2023	(50,014)
USD	175,125	BNP Paribas SA	CHF		161,534	03/15/2023	(1,451)
USD	331,716	Morgan Stanley	EUR		311,000	03/15/2023	(6,906)
USD	2,706,692	UBS AG	EUR		2,531,398	03/15/2023	(49,543)
USD	203,254	Citibank NA	INR	*	16,924,290	03/15/2023	(2,856)
USD	386,686	Toronto-Dominion Bank (The)	JPY		52,379,584	03/15/2023	(18,282)
USD	267,782	Citibank NA	KRW	*	350,052,156	03/15/2023	(16,818)
USD	205,455	Toronto-Dominion Bank (The)	TWD	*	6,230,000	03/15/2023	(2,901)
ZAR	5,390,000	Bank of New York Mellon (The)	USD		308,641	03/15/2023	(426)

Total unrealized depreciation							$(460,237)

Net unrealized depreciation							$(106,150)

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	US Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	8.9%
Brazil	3.9
Canada	13.2
China	1.3
Finland	1.1
France	2.6
Germany	0.5
India	1.1
Indonesia	0.3
Israel	0.5
Italy	0.7
Japan	0.6
Malaysia	0.5
Mexico	0.5
New Zealand	0.3
Norway	2.7
Saudi Arabia	1.8
Singapore	0.9
South Africa	1.0
South Korea	0.0 †
Spain	0.4
Sweden	0.9
Thailand	0.2
United Arab Emirates	4.6
United Kingdom	16.0
United States	35.2
Other[1]	0.3

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.7%
Securities Lending Reinvestments	2.8
Others(1)	(2.5)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%
Air Freight & Logistics - 2.6%
bpost SA(a)	104,977	566,403
CTT-Correios de Portugal SA(a)	213,670	824,960
Deutsche Post AG (Registered)	1,325,683	56,697,671
International Distributions Services plc(a)	922,497	2,598,450
Oesterreichische Post AG(a)	44,592	1,583,633
PostNL NV(a)	361,381	753,165

		63,024,282

Commercial Services & Supplies - 4.4%
Ambipar Participacoes e Empreendimentos S/A	92,900	436,998
Befesa SA(b)	47,379	2,706,584
Casella Waste Systems, Inc., Class A*(a)	20,438	1,637,492
China Everbright Environment Group Ltd.	4,645,000	2,062,193
Clean Harbors, Inc.*(a)	21,367	2,784,120
Cleanaway Co. Ltd.	112,000	675,171
Cleanaway Waste Management Ltd.(a)	3,135,375	6,031,504
CoreCivic, Inc., REIT*(a)	51,095	543,651
Daiseki Co. Ltd.	75,160	2,516,989
GEO Group, Inc. (The)*(a)	53,882	619,643
Insun ENT Co. Ltd.*	36,231	257,070
Koentec Co. Ltd.*	40,775	240,982
Midac Holdings Co. Ltd.(a)	21,400	464,384
Renewi plc*	102,190	824,030
Republic Services, Inc.	88,255	11,015,989
Shanghai Youngsun Investment Co. Ltd., Class B*‡	57,800	—
Stericycle, Inc.*(a)	40,876	2,199,537
TRE Holdings Corp.(a)	70,500	790,953
Waste Connections, Inc.(a)	348,375	46,096,669
Waste Management, Inc.	175,581	27,167,648

		109,071,607

Diversified Financial Services - 0.0%(c)
Metro Pacific Investments Corp.	11,148,000	824,455

Diversified Telecommunication Services - 15.3%
AT&T, Inc.	3,064,771	62,429,385
BCE, Inc.(a)	756,206	35,646,837
BT Group plc	5,727,285	8,788,898
Cellnex Telecom SA(b)	478,435	18,643,403
China Tower Corp. Ltd., Class H(b)	35,302,000	4,008,239
Deutsche Telekom AG (Registered)	2,903,125	64,477,601
Frontier Communications Parent, Inc.*	104,048	3,080,861
HKT Trust & HKT Ltd.	3,039,000	3,977,794
Infrastrutture Wireless Italiane SpA(b)	281,487	3,070,846
Koninklijke KPN NV	2,732,189	9,320,270
Liberty Global plc, Class C*	130,060	2,906,841

Investments	Shares	Value ($)
Lumen Technologies, Inc.(a)	426,411	2,238,658
Nippon Telegraph & Telephone Corp.	2,043,800	61,167,055
Spark New Zealand Ltd.	1,570,939	5,284,217
Swisscom AG (Registered)	21,367	12,558,563
Vantage Towers AG	77,107	2,812,058
Verizon Communications, Inc.	1,811,550	75,306,134

		375,717,660

Electric Utilities - 13.0%
American Electric Power Co., Inc.	220,173	20,687,455
Duke Energy Corp.	331,653	33,977,850
Enel SpA	6,236,377	36,513,336
Eversource Energy	150,498	12,390,500
Exelon Corp.	427,340	18,029,475
Iberdrola SA(a)	4,618,319	53,893,969
Iberdrola SA*‡	79,636	929,321
NextEra Energy, Inc.	854,680	63,784,768
Orsted A/S(b)	150,498	13,292,547
Southern Co. (The)	467,287	31,625,984
SSE plc	887,195	18,824,511
Xcel Energy, Inc.	235,037	16,163,495

		320,113,211

Energy Equipment & Services - 0.1%
Secure Energy Services, Inc.	264,765	1,607,222

Equity Real Estate Investment Trusts (REITs) - 5.4%
American Tower Corp.	200,664	44,826,331
Crown Castle, Inc.	186,729	27,656,432
Digital Realty Trust, Inc.(a)	125,415	14,375,067
Equinix, Inc.	39,947	29,486,079
Keppel DC REIT	1,021,900	1,586,089
SBA Communications Corp.	46,450	13,820,269

		131,750,267

Gas Utilities - 0.9%
APA Group	847,248	6,304,461
Beijing Enterprises Holdings Ltd.	386,000	1,309,885
Enagas SA	180,226	3,222,768
Keppel Infrastructure Trust	4,552,100	1,991,446
Petronas Gas Bhd.	371,600	1,465,232
PetroVietnam Gas JSC	92,900	421,165
Snam SpA	1,675,916	8,507,281

		23,222,238

Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc.*	38,089	3,200,238
Apollo Hospitals Enterprise Ltd.	156,072	8,107,372
Bangkok Dusit Medical Services PCL, NVDR	16,443,300	14,819,393
Bumrungrad Hospital PCL, NVDR	929,000	6,107,028
Encompass Health Corp.	39,018	2,436,674
HCA Healthcare, Inc.	91,971	23,459,043
IHH Healthcare Bhd.	3,623,100	5,028,132
Life Healthcare Group Holdings Ltd.	1,609,957	1,570,464
Mediclinic International plc	450,565	2,754,593
Ramsay Health Care Ltd.(a)	250,830	11,774,909
Rede D’Or Sao Luiz SA*(b)	1,137,287	7,125,564

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Select Medical Holdings Corp.(a)	49,237	1,431,320
Tenet Healthcare Corp.*(a)	44,592	2,445,871
Universal Health Services, Inc., Class B	26,012	3,855,239

		94,115,840

Independent Power and Renewable Electricity Producers - 1.0%
RWE AG	550,897	24,410,709

IT Services - 0.1%
Fastly, Inc., Class A*(a)	24,154	249,994
NEXTDC Ltd.*(a)	353,020	2,460,192

		2,710,186

Media - 4.6%
Cable One, Inc.	2,197	1,735,366
Charter Communications, Inc., Class A*(a)	46,450	17,851,200
Comcast Corp., Class A	1,859,858	73,185,412
DISH Network Corp., Class A*(a)	98,474	1,417,041
Liberty Broadband Corp., Class C*	57,598	5,171,149
Shaw Communications, Inc., Class B	372,529	11,055,681
Sirius XM Holdings, Inc.(a)	434,772	2,517,330

		112,933,179

Multi-Utilities - 7.7%
Consolidated Edison, Inc.	150,498	14,343,964
Dominion Energy, Inc.	360,452	22,939,165
E.ON SE	1,714,005	18,588,890
Engie SA	1,509,625	21,346,658
National Grid plc	2,948,646	37,208,301
Public Service Enterprise Group, Inc.	216,457	13,405,182
Sempra Energy	134,705	21,597,253
Veolia Environnement SA(a)	897,414	26,490,619
WEC Energy Group, Inc.	135,634	12,748,240

		188,668,272

Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream Corp.(a)	150,498	1,640,428
DT Midstream, Inc.(a)	38,089	2,081,945
Enbridge, Inc.	1,631,324	66,605,112
Equitrans Midstream Corp.(a)	182,084	1,320,109
Keyera Corp.(a)	184,871	4,204,920
Kinder Morgan, Inc.	862,112	15,776,650
Koninklijke Vopak NV	46,450	1,393,347
ONEOK, Inc.	194,161	13,296,145
Pembina Pipeline Corp.	447,778	15,842,620
Plains GP Holdings LP, Class A*(a)	92,900	1,216,061
Targa Resources Corp.	97,545	7,317,826
TC Energy Corp.(a)	820,307	35,244,276
Transneft PJSC (Preference)‡	1,473	—
Williams Cos., Inc. (The)	522,098	16,832,439

		182,771,878

Road & Rail - 17.6%
Aurizon Holdings Ltd.	2,393,104	6,222,450
Canadian National Railway Co.	847,248	100,563,674
Canadian Pacific Railway Ltd.	1,257,866	99,020,617
Central Japan Railway Co.	278,700	33,946,772
CSX Corp.	908,562	28,092,737
East Japan Railway Co.	508,400	28,304,172

Investments	Shares	Value ($)
Keisei Electric Railway Co. Ltd.	233,300	6,781,299
Kyushu Railway Co.	215,700	4,828,349
MTR Corp. Ltd.	2,154,500	11,516,613
Norfolk Southern Corp.	100,332	24,662,609
Odakyu Electric Railway Co. Ltd.	517,900	6,778,160
Rumo SA	1,765,100	6,371,964
Tobu Railway Co. Ltd.	278,700	6,525,753
Union Pacific Corp.	264,765	54,062,365
West Japan Railway Co.	326,100	13,628,771

		431,306,305

Transportation Infrastructure - 6.9%
Adani Ports & Special Economic Zone Ltd.	886,266	6,627,354
Aena SME SA*(b)	97,545	14,566,578
Aeroports de Paris*	35,302	5,453,828
Airports of Thailand PCL, NVDR*	5,759,800	12,955,624
Atlas Arteria Ltd.(a)	1,956,474	9,457,398
Auckland International Airport Ltd.*	1,659,194	9,114,160
Bangkok Expressway & Metro PCL, NVDR	11,612,500	3,412,337
CCR SA	1,486,400	3,433,219
China Merchants Port Holdings Co. Ltd.	1,858,000	2,602,629
COSCO SHIPPING Ports Ltd.	2,211,457	1,670,185
Flughafen Zurich AG (Registered)*	25,083	4,540,194
Getlink SE	453,352	7,646,396
Grupo Aeroportuario del Pacifico SAB de CV, Class B	543,465	9,397,608
Grupo Aeroportuario del Sureste SAB de CV, Class B	255,475	6,950,143
International Container Terminal Services, Inc.	2,396,820	9,099,821
Japan Airport Terminal Co. Ltd.*(a)	130,500	6,773,617
Jiangsu Expressway Co. Ltd., Class H(a)	1,858,000	1,832,270
Promotora y Operadora de Infraestructura SAB de CV(a)	269,410	2,614,853
Qube Holdings Ltd.(a)	2,391,246	5,156,074
Santos Brasil Participacoes SA	650,300	1,125,248
Shenzhen International Holdings Ltd.	1,858,679	1,809,228
Transurban Group	4,160,062	40,482,464
Westports Holdings Bhd.	1,300,600	1,149,449
Westshore Terminals Investment Corp.(a)	47,379	870,281

		168,740,958

Water Utilities - 2.6%
Aguas Andinas SA, Class A	3,532,987	843,689
American States Water Co.	14,864	1,399,743
American Water Works Co., Inc.	78,036	12,211,854
Beijing Enterprises Water Group Ltd.(a)	5,574,000	1,422,202
California Water Service Group(a)	22,296	1,363,846
Cia de Saneamento Basico do Estado de Sao Paulo	464,500	5,077,938
Cia de Saneamento de Minas Gerais-COPASA*	278,700	801,376

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Cia de Saneamento do Parana (Preference)	1,672,200	1,156,084
Essential Utilities, Inc.	102,190	4,775,339
Guangdong Investment Ltd.	3,716,000	4,034,312
Middlesex Water Co.	7,432	623,248
Pennon Group plc	332,582	3,756,628
Severn Trent plc	349,304	12,109,593
SJW Group	13,006	1,006,794
TTW PCL, NVDR	1,300,600	372,332
United Utilities Group plc	926,213	12,063,960

		63,018,938

Wireless Telecommunication Services - 5.9%
KDDI Corp.	1,284,100	40,079,679
SoftBank Group Corp.	869,300	41,070,239
T-Mobile US, Inc.*	254,546	38,006,263
Vodafone Group plc	21,537,936	24,691,097

		143,847,278

TOTAL COMMON STOCKS (COST $2,339,382,698)		2,437,854,485

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.5%

REPURCHASE AGREEMENTS - 1.5%
BofA Securities, Inc., 4.77%, dated 1/31/2023, due 5/3/2023, repurchase price $2,024,380, collateralized by various Common Stocks, U.S. Treasury Securities, 3.63%, 4/15/2028; ; total market value $2,194,942	2,000,000	2,000,000
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $29,024,616, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $29,472,422	29,021,174	29,021,174
National Bank of Canada, 4.32%, dated 1/31/2023, due 2/7/2023, repurchase price $6,005,040, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.13%, maturing 4/15/2023 - 8/15/2052; total market value $6,110,852	6,000,000	6,000,000

		37,021,174

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $37,021,174)		37,021,174

Total Investments - 100.8% (Cost $2,376,403,872)		2,474,875,659
Liabilities in excess of other assets - (0.8%)		(18,579,507)

Net Assets - 100.0%		2,456,296,152

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $153,710,602, collateralized in the form of cash with a value of $37,021,174 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $116,693,164 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 2, 2023 – November 15, 2052 and $8,891,419 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from February 22, 2023 – June 30, 2120; a total value of $162,605,757.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $37,021,174.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	3	03/17/2023	EUR	$135,898	$1,901
FTSE 100 Index	36	03/17/2023	GBP	3,434,547	88,225
S&P 500 E-Mini Index	27	03/17/2023	USD	5,521,500	154,183
S&P/TSX 60 Index	29	03/16/2023	CAD	5,450,309	173,211
SPI 200 Index	9	03/16/2023	AUD	1,177,206	50,183
TOPIX Index	15	03/09/2023	JPY	2,278,634	39,504

					$507,207

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	3.6%
Austria	0.1
Belgium	0.0	†
Brazil	1.0
Canada	16.6
Chile	0.0	†
China	0.8
Denmark	0.6
France	2.5
Germany	6.9
Hong Kong	0.7
India	0.6
Italy	2.0
Japan	10.3
Malaysia	0.3
Mexico	0.8
Netherlands	0.5
New Zealand	0.6
Philippines	0.4
Portugal	0.0	†
Singapore	0.2
South Africa	0.1
South Korea	0.0	†
Spain	3.7
Switzerland	0.7
Taiwan	0.0	†
Thailand	1.5
United Kingdom	5.0
United States	39.8
Vietnam	0.0	†
Other[1]	0.7

	100.0%

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.3%
Securities Lending Reinvestments	1.5
Others(1)	(0.8)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.9%

Commercial Services & Supplies - 0.3%
GEO Group, Inc. (The)*(a)	87,068	1,001,282

Equity Real Estate Investment Trusts (REITs) - 78.8%
Abacus Property Group(a)	410,564	807,158
AEON REIT Investment Corp.(a)	827	913,201
American Tower Corp.	60,760	13,573,176
Apartment Income REIT Corp.	78,492	3,003,104
Apartment Investment and Management Co., Class A(a)	106,144	797,142
Apple Hospitality REIT, Inc.	109,492	1,941,293
ARGAN SA	2,232	189,319
Argosy Property Ltd.(a)	126,480	93,998
AvalonBay Communities, Inc.	70,060	12,431,446
Big Yellow Group plc	86,304	1,284,549
Boardwalk REIT(a)	21,328	898,610
British Land Co. plc (The)	445,408	2,425,864
Brixmor Property Group, Inc.	149,544	3,518,770
BWP Trust(a)	313,968	867,251
Canadian Apartment Properties REIT(a)	42,780	1,577,379
Charter Hall Long Wale REIT	319,920	1,027,968
Charter Hall Retail REIT	334,924	941,657
Corporate Office Properties Trust(a)	57,040	1,601,113
Covivio	23,436	1,602,246
Crown Castle, Inc.	24,180	3,581,300
CT REIT(a)	62,744	773,514
Dexus(a)	442,804	2,542,978
DiamondRock Hospitality Co.	110,856	1,067,543
Dream Industrial REIT(a)	82,088	861,267
Dream Office REIT(a)	3,968	48,710
Empire State Realty Trust, Inc., Class A(a)	107,632	897,651
EPR Properties(a)	37,200	1,580,256
Equinix, Inc.(a)	5,208	3,844,181
Equity Commonwealth	56,296	1,436,674
Equity Residential	178,808	11,381,129
Far East Hospitality Trust	1,686,400	859,655
Federal Realty Investment Trust(a)	14,012	1,562,758
First Capital REIT(a)	67,828	912,439
First Industrial Realty Trust, Inc.	65,844	3,512,777
Frasers Logistics & Commercial Trust(b)	1,426,000	1,367,033
Frontier Real Estate Investment Corp.	248	955,423
Fukuoka REIT Corp.(a)	620	796,663
Gaming and Leisure Properties, Inc.(a)	118,172	6,329,292
Gecina SA	23,188	2,734,909
Getty Realty Corp.(a)	27,280	993,810
Goodman Property Trust	670,716	892,908

Investments	Shares	Value ($)
GPT Group (The)(a)	954,924	3,061,637
Granite REIT(a)	16,120	983,739
Growthpoint Properties Australia Ltd.	323,516	738,608
H&R REIT(a)	95,108	927,309
Healthpeak Properties, Inc.	271,188	7,452,246
Highwoods Properties, Inc.	52,204	1,585,436
HomeCo Daily Needs REIT(a)(b)	1,019,652	969,972
Host Hotels & Resorts, Inc.(a)	357,244	6,734,049
InterRent REIT(a)	48,608	524,931
InvenTrust Properties Corp.	37,200	925,164
Iron Mountain, Inc.	145,948	7,965,842
Killam Apartment REIT(a)	57,412	791,682
Kimco Realty Corp.	307,272	6,901,329
Lamar Advertising Co., Class A	41,292	4,399,250
LondonMetric Property plc(a)	458,180	1,062,135
LTC Properties, Inc.	23,064	879,892
LXP Industrial Trust	141,732	1,637,005
Merlin Properties Socimi SA	162,812	1,585,209
Mid-America Apartment Communities, Inc.	57,784	9,633,749
Mori Trust Sogo Reit, Inc.(a)	772	870,871
National Health Investors, Inc.	22,940	1,349,560
National Retail Properties, Inc.	88,288	4,180,437
National Storage REIT(a)	559,488	910,702
NIPPON REIT Investment Corp.	22	55,912
NorthWest Healthcare Properties REIT(a)	91,512	690,618
NSI NV	2,604	67,874
NTT UD REIT Investment Corp.	868	884,386
Omega Healthcare Investors, Inc.(a)	118,172	3,478,984
Paramount Group, Inc.(a)	128,588	829,393
Parkway Life REIT	287,700	888,699
Pebblebrook Hotel Trust(a)	66,216	1,085,942
Phillips Edison & Co., Inc.(a)	57,536	1,928,607
Physicians Realty Trust	112,840	1,789,642
Piedmont Office Realty Trust, Inc., Class A	78,864	835,958
PotlatchDeltic Corp.	40,548	1,984,825
Prologis, Inc.	240,064	31,035,474
Public Storage	59,768	18,189,793
Rayonier, Inc.(a)	72,788	2,648,755
Realty Income Corp.(a)	1,240	84,109
Regency Centers Corp.	77,748	5,180,349
Region RE Ltd.	596,192	1,134,288
RioCan REIT(a)	74,896	1,295,462
RLJ Lodging Trust	86,056	1,081,724
RPT Realty	74,524	781,012
Safestore Holdings plc	104,036	1,288,472
Saul Centers, Inc.(a)	17,856	764,415
Segro plc	296,732	3,032,777
SITE Centers Corp.(a)	97,092	1,325,306
SL Green Realty Corp.	1	40
SmartCentres REIT(a)	37,696	796,663
Summit Industrial Income REIT	54,932	941,915

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
Sunstone Hotel Investors, Inc.	106,144	1,166,523
Tanger Factory Outlet Centers, Inc.(a)	53,320	1,018,945
Tokyu REIT, Inc.(a)	601	904,885
Tritax Big Box REIT plc(a)	925,908	1,775,941
UK Commercial Property REIT Ltd.	1,027,340	731,030
Universal Health Realty Income Trust(a)	15,252	835,962
Vicinity Ltd.	1,953,620	2,835,834
Waypoint REIT Ltd.(a)	465,372	911,630
Weyerhaeuser Co.	372,620	12,829,307
WP Carey, Inc.	96,844	8,283,067

		279,893,386

Household Durables - 0.3%
Iida Group Holdings Co. Ltd.	69,000	1,146,065

Real Estate Management & Development - 17.5%
Airport City Ltd.*	48,360	761,763
Alony Hetz Properties & Investments Ltd.	76,260	812,157
Atrium Ljungberg AB, Class B(a)	51,336	913,475
Bukit Sembawang Estates Ltd.	39,000	135,900
CA Immobilien Anlagen AG(a)	25,420	789,571
Capitaland India Trust	892,800	821,918
CK Asset Holdings Ltd.	992,000	6,340,356
Daito Trust Construction Co. Ltd.	30,800	3,036,303
Dios Fastigheter AB(a)	90,707	688,329
Fabege AB(a)	131,192	1,235,258
Gav-Yam Lands Corp. Ltd.(a)	86,676	696,830
Grand City Properties SA(a)	59,024	626,287
Heiwa Real Estate Co. Ltd.	30,500	870,122
Hufvudstaden AB, Class A	68,944	1,035,826
Intershop Holding AG	1,205	803,989
Kerry Properties Ltd.(a)	433,500	1,098,329
Kojamo OYJ(a)	68,696	1,051,963
LEG Immobilien SE	36,952	2,872,629
Mitsubishi Estate Co. Ltd.	186,000	2,390,703
Mitsui Fudosan Co. Ltd.	157,400	2,942,362
Nomura Real Estate Holdings, Inc.	61,300	1,348,133
PSP Swiss Property AG (Registered)	22,940	2,843,936
Shurgard Self Storage SA	18,104	871,020
Sino Land Co. Ltd.	1,736,379	2,255,052
Sumitomo Realty & Development Co. Ltd.(a)	156,800	3,805,304
Sun Hung Kai Properties Ltd.	725,500	10,282,903
Swire Properties Ltd.	49,600	139,209
Swiss Prime Site AG (Registered)	38,440	3,405,732
TAG Immobilien AG	94,860	809,243
Tokyo Tatemono Co. Ltd.	98,400	1,215,198
Tokyu Fudosan Holdings Corp.	310,000	1,566,150
Tricon Residential, Inc.	110,732	958,485
UOL Group Ltd.	235,600	1,251,180
Wihlborgs Fastigheter AB	137,392	1,125,927

Investments	Shares	Value ($)
Wing Tai Holdings Ltd.	74,400	87,173

		61,888,715

TOTAL COMMON STOCKS (COST $347,290,248)		343,929,448

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 2.0%

REPURCHASE AGREEMENTS - 2.0%
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $6,244,145, collateralized by various U.S. Treasury Securities, ranging from 1.00% – 3.13%, maturing 5/15/2029 – 5/15/2048; total market value $6,340,483	6,243,404	6,243,404
National Bank of Canada, 4.32%, dated 1/31/2023, due 2/7/2023, repurchase price $1,000,840, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.13%, maturing 4/15/2023 – 8/15/2052; total market value $1,018,475	1,000,000	1,000,000

		7,243,404

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $7,243,404)		7,243,404

Total Investments - 98.9% (Cost $354,533,652)		351,172,852
Other assets less liabilities - 1.1%		3,903,221

Net Assets - 100.0%		355,076,073

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $39,285,079, collateralized in the form of cash with a value of $7,243,404 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $29,975,730 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 2, 2023 – August 15, 2052 and $3,717,981 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 15, 2023 – June 30, 2120; a total value of $40,937,115.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $7,243,404.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	29	03/17/2023	EUR	$1,313,675	$81,145
S&P Midcap 400 E-Mini Index	27	03/17/2023	USD	7,189,830	428,714
SPI 200 Index	18	03/16/2023	AUD	2,354,412	101,489
TOPIX Mini Index	17	03/09/2023	JPY	258,245	5,079

					$616,427

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	560,730	UBS AG	USD	409,936	03/15/2023	$10,406
CHF	10,699	BNP Paribas SA	USD	11,599	03/15/2023	96
EUR	118,645	UBS AG	USD	126,861	03/15/2023	2,322
GBP	192,955	Citibank NA	USD	235,780	03/15/2023	1,974
JPY	82,348,201	Toronto-Dominion Bank (The)	USD	607,926	03/15/2023	28,742
NZD	63,030	Citibank NA	USD	40,167	03/15/2023	580
USD	32,801	Goldman Sachs & Co.	ILS	111,846	03/15/2023	390
USD	31,973	Bank of New York Mellon (The)	NOK	314,773	03/15/2023	401

Total unrealized appreciation						$44,911

HKD	1,265,868	Bank of New York Mellon (The)	USD	162,853	03/15/2023	$(1,034)
SEK	795,966	UBS AG	USD	77,362	03/15/2023	(1,170)
USD	23,073	Citibank NA	AUD	34,359	03/15/2023	(1,176)
USD	46,514	BNP Paribas SA	SGD	62,894	03/15/2023	(1,377)

Total unrealized depreciation						$(4,757)

Net unrealized appreciation						$40,154

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	4.7%
Austria	0.2
Belgium	0.2
Canada	3.7
Finland	0.3
France	1.3
Germany	1.2
Hong Kong	5.7
Israel	0.6
Japan	6.7
Netherlands	0.0 †
New Zealand	0.3
Singapore	1.5
Spain	0.5
Sweden	1.4
Switzerland	2.0
United Kingdom	3.3
United States	63.3
Other[1]	3.1

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	96.9%
Securities Lending Reinvestments	2.0
Others(1)	1.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	97,470	5,580,879
FlexShares® Global Upstream Natural Resources Index Fund(a)	130,920	6,019,701
FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	230,760	12,230,280

TOTAL EXCHANGE TRADED FUNDS (COST $25,798,675)		23,830,860

Total Investments - 100.0% (Cost $25,798,675)		23,830,860
Liabilities in excess of other assets - 0.0%(b)		(986)

Net Assets - 100.0%		23,829,874

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	Represents less than 0.05% of Net Assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares January 31, 2023	Value January 31, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Global Quality Real Estate Index Fund	$6,766,701	$195,860	$1,970,686	97,470	$5,580,879	$1,061,414	$34,214	$(472,410)
FlexShares® Global Upstream Natural Resources Index Fund	7,230,364	217,047	2,139,520	130,920	6,019,701	518,449	30,856	193,361
FlexShares® STOXX® Global Broad Infrastructure Index Fund	14,861,299	445,784	4,371,653	230,760	12,230,280	1,795,282	52,062	(500,432)

	$28,858,364	$858,691	$8,481,859	459,150	$23,830,860	$3,375,145	$117,132	$(779,481)

Security Type	% of Net Assets
Exchange Traded Funds	100.0%
Others(1)	0.0 †

100.0%

(1)	Includes any other net assets/(liabilities).
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 0.7%
Lockheed Martin Corp.	23,730	10,993,160

Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	146,900	27,210,287

Banks - 2.8%
Bank of America Corp.	79,100	2,806,468
Cullen/Frost Bankers, Inc.(a)	55,370	7,213,604
JPMorgan Chase & Co.	59,890	8,382,204
Prosperity Bancshares, Inc.(a)	106,220	8,057,849
United Community Banks, Inc.(a)	122,040	3,971,182
US Bancorp	272,330	13,562,034

		43,993,341

Beverages - 0.3%
Coca-Cola Co. (The)	40,680	2,494,498
PepsiCo, Inc.	11,300	1,932,526

		4,427,024

Biotechnology - 4.1%
AbbVie, Inc.	116,390	17,196,623
Amgen, Inc.	103,960	26,239,504
Gilead Sciences, Inc.	244,080	20,488,075

		63,924,202

Building Products - 1.2%
A O Smith Corp.(a)	131,080	8,874,116
Carrier Global Corp.	209,050	9,518,046

		18,392,162

Capital Markets - 2.1%
Ameriprise Financial, Inc.	27,120	9,495,254
Bank of New York Mellon Corp. (The)	202,270	10,228,794
Janus Henderson Group plc(a)	309,620	8,025,350
Jefferies Financial Group, Inc.(a)	126,560	4,971,277

		32,720,675

Chemicals - 2.0%
CF Industries Holdings, Inc.	20,340	1,722,798
Dow, Inc.	180,800	10,730,480
LyondellBasell Industries NV, Class A	102,830	9,942,633
Mosaic Co. (The)	11,300	559,802
Olin Corp.	127,690	8,247,497

		31,203,210

Commercial Services & Supplies - 0.6%
Cintas Corp.	5,650	2,507,131
Rollins, Inc.(a)	188,710	6,869,044

		9,376,175

Communications Equipment - 2.6%
Cisco Systems, Inc.	824,900	40,147,883

Consumer Finance - 0.8%
Ally Financial, Inc.(a)	209,050	6,792,034

Investments	Shares	Value ($)
OneMain Holdings, Inc.(a)	152,550	6,581,007

		13,373,041

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	296,060	6,030,742

Electric Utilities - 0.7%
Evergy, Inc.	137,860	8,636,929
OGE Energy Corp.(a)	41,810	1,643,969

		10,280,898

Equity Real Estate Investment Trusts (REITs) - 6.2%
Apartment Income REIT Corp.	181,930	6,960,642
Apple Hospitality REIT, Inc.(a)	481,380	8,534,867
Boston Properties, Inc.	113,000	8,423,020
Camden Property Trust	25,990	3,202,228
Equity Residential	136,730	8,702,865
Healthpeak Properties, Inc.	333,350	9,160,458
Highwoods Properties, Inc.(a)	193,230	5,868,395
Lamar Advertising Co., Class A(a)	58,760	6,260,290
Prologis, Inc.	183,060	23,665,997
Public Storage	30,510	9,285,413
Weyerhaeuser Co.	230,520	7,936,804

		98,000,979

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	3,390	1,732,765

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	229,390	25,359,065

Health Care Providers & Services - 1.4%
McKesson Corp.(a)	28,250	10,697,710
UnitedHealth Group, Inc.	22,600	11,281,694

		21,979,404

Hotels, Restaurants & Leisure - 2.2%
Boyd Gaming Corp.	129,950	8,097,184
Domino’s Pizza, Inc.(a)	4,520	1,595,560
International Game Technology plc(a)	131,080	3,467,066
Marriott International, Inc., Class A(a)	2,260	393,647
McDonald’s Corp.	1,130	302,162
Red Rock Resorts, Inc., Class A(a)	21,470	966,365
Starbucks Corp.	152,550	16,649,307
Wyndham Hotels & Resorts, Inc.	46,330	3,591,038

		35,062,329

Household Products - 3.4%
Colgate-Palmolive Co.	33,900	2,526,567
Procter & Gamble Co. (The)	355,950	50,680,161

		53,206,728

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)(a)	185,320	5,079,621

Industrial Conglomerates - 1.2%
3M Co.	109,610	12,613,919

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Honeywell International, Inc.(a)	28,250	5,889,560

		18,503,479

Insurance - 3.7%
Aflac, Inc.	131,080	9,634,380
Allstate Corp. (The)	67,800	8,710,266
Lincoln National Corp.(a)	215,830	7,646,857
MetLife, Inc.	137,860	10,066,537
Principal Financial Group, Inc.(a)	93,790	8,680,265
Prudential Financial, Inc.(a)	87,010	9,130,829
Travelers Cos., Inc. (The)	9,040	1,727,725
Unum Group	74,580	3,134,597

		58,731,456

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.(a)	118,650	5,873,175

IT Services - 6.1%
Accenture plc, Class A	61,020	17,027,631
Cognizant Technology Solutions Corp., Class A	145,770	9,730,147
Mastercard, Inc., Class A	54,240	20,101,344
Paychex, Inc.(a)	75,710	8,771,761
Visa, Inc., Class A(a)	137,860	31,736,751
Western Union Co. (The)(a)	562,740	7,974,026

		95,341,660

Machinery - 1.4%
Illinois Tool Works, Inc.	57,630	13,602,985
Snap-on, Inc.(a)	35,030	8,713,012

		22,315,997

Marine - 0.4%
ZIM Integrated Shipping Services Ltd.(a)	299,450	5,674,578

Media - 3.9%
Comcast Corp., Class A	734,500	28,902,575
Interpublic Group of Cos., Inc. (The)	246,340	8,981,556
Nexstar Media Group, Inc., Class A(a)	45,200	9,255,604
Sirius XM Holdings, Inc.(a)	1,213,620	7,026,860
TEGNA, Inc.	386,460	7,702,148

		61,868,743

Metals & Mining - 1.5%
Freeport-McMoRan, Inc.(a)	270,070	12,050,523
Nucor Corp.	63,280	10,695,586
Southern Copper Corp.(a)	13,560	1,019,848

		23,765,957

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp.(a)	657,660	7,628,856

Multiline Retail - 0.7%
Dillard’s, Inc., Class A(a)	6,780	2,666,642
Macy’s, Inc.	343,520	8,117,377

		10,784,019

Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.(a)	152,550	9,447,422

Investments	Shares	Value ($)
WEC Energy Group, Inc.	81,360	7,647,026

		17,094,448

Oil, Gas & Consumable Fuels - 4.2%
APA Corp.	85,880	3,807,060
Chevron Corp.	36,160	6,292,563
CVR Energy, Inc.(a)	189,840	6,302,688
Devon Energy Corp.	131,080	8,289,499
Exxon Mobil Corp.	100,570	11,667,126
Marathon Oil Corp.(a)	274,590	7,542,987
Marathon Petroleum Corp.	77,970	10,020,705
Occidental Petroleum Corp.(a)	30,510	1,976,743
Pioneer Natural Resources Co.(a)	11,300	2,602,955
Range Resources Corp.(a)	88,140	2,205,263
SM Energy Co.	171,760	5,645,751
Vitesse Energy, Inc.*	1	14

		66,353,354

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.(a)	119,780	8,155,820

Pharmaceuticals - 6.5%
Eli Lilly & Co.	94,920	32,666,718
Johnson & Johnson	297,190	48,566,790
Merck & Co., Inc.	24,860	2,670,212
Pfizer, Inc.	395,500	17,465,280

		101,369,000

Professional Services - 0.6%
Robert Half International, Inc.(a)	103,960	8,728,482

Road & Rail - 2.0%
Old Dominion Freight Line, Inc.(a)	27,120	9,037,469
Union Pacific Corp.	108,480	22,150,531

		31,188,000

Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials, Inc.	167,240	18,645,588
Broadcom, Inc.	80,230	46,935,352
Microchip Technology, Inc.(a)	124,300	9,648,166
NVIDIA Corp.	50,850	9,934,564
Power Integrations, Inc.(a)	98,310	8,463,508
Teradyne, Inc.	88,140	8,963,838

		102,591,016

Software - 5.1%
Dolby Laboratories, Inc., Class A(a)	83,620	6,652,807
Microsoft Corp.	258,770	64,125,794
Roper Technologies, Inc.	21,470	9,162,322

		79,940,923

Specialty Retail - 4.8%
Bath & Body Works, Inc.	192,100	8,838,521
Best Buy Co., Inc.(a)	107,350	9,524,092
Home Depot, Inc. (The)	89,270	28,938,656
Lowe’s Cos., Inc.	96,050	20,002,412
Williams-Sonoma, Inc.(a)	59,890	8,081,557

		75,385,238

Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	850,890	122,774,918

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Seagate Technology Holdings plc(a)	146,900	9,956,882

		132,731,800

Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.(a)	224,870	10,247,326

Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	355,950	7,866,495

Tobacco - 3.0%
Altria Group, Inc.	362,730	16,337,359
Philip Morris International, Inc.	298,320	31,096,877

		47,434,236

Trading Companies & Distributors - 0.5%
Fastenal Co.(a)	158,200	7,997,010

TOTAL COMMON STOCKS (COST $1,354,115,605)		1,560,064,759

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 10.3%

CERTIFICATES OF DEPOSIT - 1.0%
Barclays Bank plc, New York (SOFR + 0.52%), 4.82%, 4/5/2023(c)	2,000,000	2,000,918
Credit Agricole CIB, New York (SOFR + 0.68%), 4.98%, 4/25/2023(c)	3,000,000	3,003,171
MUFG Bank Ltd., New York Branch (SOFR + 0.59%), 4.89%, 2/10/2023(c)	3,000,000	3,000,000
Standard Chartered, New York (US Federal Funds Effective Rate (continuous series) + 0.52%), 4.58%, 2/9/2023(c)	4,000,000	4,000,235
The Sumitomo Bank Ltd., New York (SOFR + 0.75%), 5.05%, 4/21/2023(c)	4,000,000	4,004,172

TOTAL CERTIFICATES OF DEPOSIT (Cost $16,000,235)		16,008,496

REPURCHASE AGREEMENTS - 9.3%
BofA Securities, Inc., 4.77%, dated 1/31/2023, due 5/3/2023, repurchase price $8,097,520, collateralized by various Common Stocks, U.S. Treasury Securities, 3.63%, 4/15/2028; total market value $8,779,767	8,000,000	8,000,000

Investments	Principal Amount ($)	Value ($)
CF Secured LLC, 4.28%, dated 1/31/2023, due 2/1/2023, repurchase price $5,000,594, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.50%, maturing 2/15/2023 - 5/15/2052; total market value $5,082,712	5,000,000	5,000,000
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $87,700,433, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $89,053,521	87,690,032	87,690,032
National Bank of Canada, 4.32%, dated 1/31/2023, due 2/7/2023, repurchase price $15,012,600, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.13%, maturing 4/15/2023 - 8/15/2052; total market value $15,277,130	15,000,000	15,000,000
Societe Generale, 4.41%, dated 1/31/2023, due 2/1/2023, repurchase price $20,002,450, collateralized by various Common Stocks; total market value $22,561,615	20,000,000	20,000,000
Societe Generale, New York Branch, 4.30%, dated 1/31/2023, due 2/7/2023, repurchase price $10,008,361, collateralized by various U.S. Treasury Securities, 3.50%, 1/31/2028; total market value $10,239,364	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $145,690,032)		145,690,032

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $161,690,267)		161,698,528

Total Investments - 109.8% (Cost $1,515,805,872)		1,721,763,287
Liabilities in excess of other assets - (9.8%)		(154,084,767)

Net Assets - 100.0%		1,567,678,520

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $238,875,629, collateralized in the form of cash with a value of $161,690,944 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $77,975,140 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 2, 2023 – August 15, 2052 and $113,946 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from June 22, 2023 – June 30, 2120; a total value of $239,780,030.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $161,698,528.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2023.

Percentages shown are based on Net Assets.

Abbreviations

SOFR	Secured Overnight Financing Rate

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	31	03/17/2023	USD	$6,339,500	$200,385
S&P Midcap 400 E-Mini Index	4	03/17/2023	USD	1,065,160	58,477

					$258,862

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.5%
Securities Lending Reinvestments	10.3
Others(1)	(9.8)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%

Aerospace & Defense - 1.3%
Lockheed Martin Corp.	10,530	4,878,128

Air Freight & Logistics - 2.7%
CH Robinson Worldwide, Inc.(a)	19,170	1,920,259
Expeditors International of Washington, Inc.(a)	17,010	1,839,631
United Parcel Service, Inc., Class B	32,400	6,001,452

		9,761,342

Banks - 2.1%
Bank of America Corp.	19,440	689,731
JPMorgan Chase & Co.	13,500	1,889,460
Prosperity Bancshares, Inc.	24,570	1,863,880
US Bancorp	62,100	3,092,580

		7,535,651

Beverages - 2.0%
Coca-Cola Co. (The)	111,240	6,821,237
PepsiCo, Inc.	2,970	507,929

		7,329,166

Biotechnology - 5.1%
AbbVie, Inc.	51,570	7,619,467
Amgen, Inc.	23,760	5,997,024
Gilead Sciences, Inc.	55,620	4,668,743

		18,285,234

Building Products - 0.8%
A O Smith Corp.(a)	24,840	1,681,668
Masco Corp.	21,600	1,149,120

		2,830,788

Capital Markets - 1.6%
Bank of New York Mellon Corp. (The)	46,170	2,334,817
Janus Henderson Group plc(a)	69,930	1,812,586
Virtu Financial, Inc., Class A	80,730	1,558,896

		5,706,299

Chemicals - 1.6%
Dow, Inc.	34,290	2,035,112
LyondellBasell Industries NV, Class A	18,090	1,749,122
Olin Corp.	29,160	1,883,444

		5,667,678

Commercial Services & Supplies - 0.4%
Rollins, Inc.	43,470	1,582,308

Communications Equipment - 2.5%
Cisco Systems, Inc.	187,380	9,119,785

Containers & Packaging - 0.1%
International Paper Co.(a)	9,990	417,782

Investments	Shares	Value ($)
Diversified Consumer Services - 0.4%
H&R Block, Inc.(a)	38,880	1,515,542

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	125,550	2,557,454

Electric Utilities - 2.9%
Entergy Corp.	17,550	1,900,314
Evergy, Inc.	31,860	1,996,029
Exelon Corp.	55,080	2,323,825
OGE Energy Corp.(a)	46,440	1,826,021
Portland General Electric Co.(a)	38,340	1,824,217
PPL Corp.	19,170	567,432

		10,437,838

Equity Real Estate Investment Trusts (REITs) - 6.1%
American Tower Corp.	17,010	3,799,864
Apartment Income REIT Corp.	31,050	1,187,973
Boston Properties, Inc.	21,330	1,589,938
Camden Property Trust	16,200	1,996,002
Digital Realty Trust, Inc.(a)	18,360	2,104,423
Equity Residential	31,320	1,993,518
Healthpeak Properties, Inc.	75,330	2,070,068
Highwoods Properties, Inc.(a)	9,180	278,797
Mid-America Apartment Communities, Inc.	9,990	1,665,533
Prologis, Inc.	22,950	2,966,976
Public Storage	7,290	2,218,639

		21,871,731

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	810	414,023

Gas Utilities - 0.5%
ONE Gas, Inc.	21,330	1,756,739

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories(a)	79,110	8,745,610

Health Care Providers & Services - 1.2%
Chemed Corp.	3,510	1,773,041
UnitedHealth Group, Inc.	5,130	2,560,845

		4,333,886

Hotels, Restaurants & Leisure - 4.6%
Domino’s Pizza, Inc.(a)	5,130	1,810,890
McDonald’s Corp.	33,480	8,952,552
Starbucks Corp.	51,840	5,657,818

		16,421,260

Household Products - 4.1%
Clorox Co. (The)	10,260	1,484,519
Kimberly-Clark Corp.	12,960	1,684,930
Procter & Gamble Co. (The)	81,540	11,609,665

		14,779,114

Industrial Conglomerates - 0.8%
3M Co.	25,110	2,889,659

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Insurance - 4.3%
Aflac, Inc.	29,970	2,202,795
Allstate Corp. (The)	15,120	1,942,467
Assurant, Inc.	11,070	1,467,771
Globe Life, Inc.	16,200	1,957,770
Loews Corp.	23,490	1,444,165
MetLife, Inc.	31,320	2,286,987
Travelers Cos., Inc. (The)	11,610	2,218,903
Willis Towers Watson plc	8,370	2,127,570

		15,648,428

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	27,540	1,363,230

IT Services - 6.1%
Cognizant Technology Solutions Corp., Class A	33,480	2,234,790
Jack Henry & Associates, Inc.(a)	9,450	1,701,850
Mastercard, Inc., Class A	2,970	1,100,682
Maximus, Inc.(a)	28,620	2,142,207
Paychex, Inc.	15,930	1,845,650
Visa, Inc., Class A(a)	48,330	11,126,049
Western Union Co. (The)(a)	127,440	1,805,825

		21,957,053

Machinery - 1.5%
Illinois Tool Works, Inc.	13,230	3,122,809
Otis Worldwide Corp.	26,190	2,153,604

		5,276,413

Marine - 0.2%
ZIM Integrated Shipping Services Ltd.(a)	40,500	767,475

Media - 3.5%
Comcast Corp., Class A	170,910	6,725,309
Fox Corp., Class A	15,930	540,664
Interpublic Group of Cos., Inc. (The)(a)	56,430	2,057,438
Sirius XM Holdings, Inc.(a)	277,560	1,607,072
TEGNA, Inc.	88,290	1,759,620

		12,690,103

Metals & Mining - 0.6%
Southern Copper Corp.(a)	30,240	2,274,350

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp.(a)	190,350	2,208,060

Multi-Utilities - 2.0%
CMS Energy Corp.(a)	32,130	2,030,295
Dominion Energy, Inc.	16,200	1,030,968
Public Service Enterprise Group, Inc.	35,370	2,190,464
WEC Energy Group, Inc.	19,710	1,852,543

		7,104,270

Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Energy Corp.(a)	15,930	1,381,450
Chevron Corp.	8,370	1,456,547
Coterra Energy, Inc.(a)	19,980	500,099
CVR Energy, Inc.(a)	8,640	286,848

Investments	Shares	Value ($)
Exxon Mobil Corp.	25,920	3,006,979
Pioneer Natural Resources Co.	4,590	1,057,307

		7,689,230

Pharmaceuticals - 6.5%
Eli Lilly & Co.	29,700	10,221,255
Johnson & Johnson	61,020	9,971,889
Merck & Co., Inc.	6,210	667,016
Pfizer, Inc.	54,270	2,396,563

		23,256,723

Professional Services - 0.9%
Booz Allen Hamilton Holding Corp.	11,070	1,047,665
Verisk Analytics, Inc.(a)	11,610	2,110,582

		3,158,247

Road & Rail - 0.6%
Old Dominion Freight Line, Inc.	6,210	2,069,420

Semiconductors & Semiconductor Equipment - 4.1%
Broadcom, Inc.	17,820	10,424,878
NVIDIA Corp.	11,610	2,268,246
Power Integrations, Inc.(a)	22,410	1,929,277

		14,622,401

Software - 5.1%
Dolby Laboratories, Inc., Class A	25,110	1,997,752
Microsoft Corp.	59,130	14,653,005
Roper Technologies, Inc.	3,780	1,613,115

		18,263,872

Specialty Retail - 4.8%
Best Buy Co., Inc.	24,570	2,179,850
Home Depot, Inc. (The)	36,990	11,991,048
Lowe’s Cos., Inc.	8,640	1,799,280
Williams-Sonoma, Inc.(a)	9,990	1,348,051

		17,318,229

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	163,620	23,608,730
Seagate Technology Holdings plc	33,750	2,287,575

		25,896,305

Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	79,650	1,760,265

Tobacco - 3.0%
Altria Group, Inc.(a)	81,540	3,672,562
Philip Morris International, Inc.	69,930	7,289,503

		10,962,065

Water Utilities - 0.6%
American Water Works Co., Inc.	12,960	2,028,110

TOTAL COMMON STOCKS (COST $321,637,510)		355,151,266

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 4.9%

REPURCHASE AGREEMENTS - 4.9%
BofA Securities, Inc., 4.77%, dated 1/31/2023, due 5/3/2023, repurchase price $1,012,190, collateralized by various Common Stocks, U.S. Treasury Securities, 3.63%, 4/15/2028; ; total market value $1,097,471	1,000,000	1,000,000
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $11,558,331, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $11,736,659	11,556,960	11,556,960
National Bank of Canada, 4.32%, dated 1/31/2023, due 2/7/2023, repurchase price $5,004,200, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.13%, maturing 4/15/2023 - 8/15/2052; total market value $5,092,377	5,000,000	5,000,000

		17,556,960

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $17,556,960)		17,556,960

Total Investments - 103.5% (Cost $339,194,470)		372,708,226
Liabilities in excess of other assets - (3.5%)		(12,670,431)

Net Assets - 100.0%		360,037,795

(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $38,079,895, collateralized in the form of cash with a value of $17,556,960 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $20,585,812 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 2, 2023 – August 15, 2052 and $140,853 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 25, 2023 – June 30, 2120; a total value of $38,283,625.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $17,556,960.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	24	03/17/2023	USD	$4,908,000	$135,665

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	98.6%
Securities Lending Reinvestments	4.9
Others(1)	(3.5)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.9%
Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	1,620	300,073

Banks - 2.4%
Bank of America Corp.	936	33,209
Citigroup, Inc.	4,152	216,818
Cullen/Frost Bankers, Inc.(a)	612	79,731
JPMorgan Chase & Co.	672	94,053
US Bancorp	143	7,122

		430,933

Beverages - 0.3%
Coca-Cola Co. (The)	444	27,226
PepsiCo, Inc.	144	24,627

		51,853

Biotechnology - 3.5%
AbbVie, Inc.	2,256	333,324
Amgen, Inc.	1,140	287,736

		621,060

Building Products - 1.4%
A O Smith Corp.	1,344	90,989
Masco Corp.	1,272	67,670
Owens Corning	984	95,104

		253,763

Capital Markets - 2.1%
Ameriprise Financial, Inc.	312	109,237
Bank of New York Mellon Corp. (The)	2,256	114,086
Janus Henderson Group plc(a)	3,456	89,580
Jefferies Financial Group, Inc.	1,524	59,863

		372,766

Chemicals - 2.1%
Chemours Co. (The)	2,604	94,759
Dow, Inc.	1,992	118,225
LyondellBasell Industries NV, Class A	1,140	110,227
Olin Corp.	888	57,356

		380,567

Commercial Services & Supplies - 0.6%
Cintas Corp.	228	101,173

Communications Equipment - 2.5%
Cisco Systems, Inc.	9,168	446,207

Consumer Finance - 1.0%
Ally Financial, Inc.	732	23,783
Capital One Financial Corp.	924	109,956
OneMain Holdings, Inc.	1,080	46,591

		180,330

Diversified Financial Services - 0.9%
Equitable Holdings, Inc.	2,340	75,044

Investments	Shares	Value ($)
Voya Financial, Inc.(a)	1,152	80,375

		155,419

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	4,176	85,065

Electric Utilities - 0.4%
PPL Corp.	2,328	68,909

Equity Real Estate Investment Trusts (REITs) - 6.2%
Apple Hospitality REIT, Inc.	5,364	95,104
Boston Properties, Inc.	1,260	93,920
Brixmor Property Group, Inc.(a)	3,684	86,684
Equity Residential	1,224	77,908
Federal Realty Investment Trust	816	91,008
Healthpeak Properties, Inc.	3,720	102,226
Highwoods Properties, Inc.	2,148	65,235
Host Hotels & Resorts, Inc.	660	12,441
Lamar Advertising Co., Class A	888	94,607
Prologis, Inc.	1,908	246,666
Ryman Hospitality Properties, Inc.	228	21,179
Weyerhaeuser Co.	2,976	102,464

		1,089,442

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	36	18,401

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	3,744	413,899

Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	252	125,796

Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	1,464	91,222
International Game Technology plc	3,468	91,728
Marriott International, Inc., Class A	528	91,967
McDonald’s Corp.	12	3,209
Red Rock Resorts, Inc., Class A	1,968	88,580
Wyndham Hotels & Resorts, Inc.	960	74,410

		441,116

Household Products - 0.6%
Procter & Gamble Co. (The)	804	114,473

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp. (The)	3,108	85,190

Industrial Conglomerates - 1.5%
3M Co.	1,224	140,858
Honeywell International, Inc.	624	130,091

		270,949

Insurance - 3.5%
Aflac, Inc.	1,464	107,604
American International Group, Inc.	480	30,345
Lincoln National Corp.	2,388	84,607
MetLife, Inc.	1,536	112,159

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Principal Financial Group, Inc.	1,056	97,733
Prudential Financial, Inc.	960	100,742
Unum Group	2,160	90,785

		623,975

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	1,344	66,528

IT Services - 5.5%
Accenture plc, Class A	1,044	291,328
Cognizant Technology Solutions Corp., Class A	696	46,458
Genpact Ltd.	234	11,064
Mastercard, Inc., Class A	876	324,646
Paychex, Inc.	840	97,322
Visa, Inc., Class A(a)	468	107,738
Western Union Co. (The)	6,264	88,761

		967,317

Machinery - 1.4%
Illinois Tool Works, Inc.	684	161,452
Snap-on, Inc.	384	95,512

		256,964

Marine - 0.4%
ZIM Integrated Shipping Services Ltd.(a)	3,324	62,990

Media - 3.8%
Comcast Corp., Class A	7,620	299,847
Interpublic Group of Cos., Inc. (The)	2,760	100,630
Nexstar Media Group, Inc., Class A(a)	504	103,204
Sirius XM Holdings, Inc.(a)	13,728	79,485
TEGNA, Inc.	4,260	84,902

		668,068

Metals & Mining - 2.1%
Freeport-McMoRan, Inc.	3,192	142,427
Nucor Corp.	720	121,695
United States Steel Corp.(a)	3,588	102,222

		366,344

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp.(a)	7,140	82,824

Multiline Retail - 0.5%
Macy’s, Inc.	3,804	89,888

Oil, Gas & Consumable Fuels - 6.5%
APA Corp.	1,956	86,709
Chevron Corp.	420	73,088
CVR Energy, Inc.	2,088	69,322
Devon Energy Corp.	1,452	91,824
Diamondback Energy, Inc.	600	87,672
Exxon Mobil Corp.	1,272	147,565
Magnolia Oil & Gas Corp., Class A	3,312	78,196
Marathon Oil Corp.	3,036	83,399
Marathon Petroleum Corp.	1,200	154,224
Occidental Petroleum Corp.(a)	2,016	130,617
Pioneer Natural Resources Co.	216	49,756

Investments	Shares	Value ($)
Range Resources Corp.	1,272	31,825
SM Energy Co.	1,908	62,716
Vitesse Energy, Inc.*	—(b)	6

		1,146,919

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	1,416	96,415

Pharmaceuticals - 6.3%
Eli Lilly & Co.	120	41,298
Johnson & Johnson	3,504	572,624
Merck & Co., Inc.	300	32,223
Pfizer, Inc.	10,476	462,620

		1,108,765

Professional Services - 1.2%
Insperity, Inc.	744	82,249
Korn Ferry(a)	588	31,746
Robert Half International, Inc.	1,152	96,722

		210,717

Road & Rail - 2.2%
Old Dominion Freight Line, Inc.	324	107,970
Union Pacific Corp.	1,344	274,431

		382,401

Semiconductors & Semiconductor Equipment - 6.3%
Applied Materials, Inc.	1,860	207,371
Broadcom, Inc.	888	519,489
Microchip Technology, Inc.	1,392	108,047
NVIDIA Corp.	576	112,533
Power Integrations, Inc.	816	70,250
Teradyne, Inc.	984	100,073

		1,117,763

Software - 5.0%
Dolby Laboratories, Inc., Class A	1,032	82,106
Microsoft Corp.	2,856	707,745
Roper Technologies, Inc.	240	102,420

		892,271

Specialty Retail - 4.7%
Bath & Body Works, Inc.	1,188	54,660
Best Buy Co., Inc.	1,200	106,464
Home Depot, Inc. (The)	888	287,863
Lowe’s Cos., Inc.	1,368	284,886
Williams-Sonoma, Inc.(a)	672	90,679

		824,552

Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	9,936	1,433,665
Seagate Technology Holdings plc	1,632	110,617

		1,544,282

Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc.	2,508	114,290

Tobacco - 2.9%
Altria Group, Inc.	4,008	180,521
Philip Morris International, Inc.	3,168	330,232

		510,753

Trading Companies & Distributors - 1.1%
Fastenal Co.	1,776	89,777

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
WW Grainger, Inc.	168	99,032

		188,809

TOTAL COMMON STOCKS (COST $15,324,442)		17,330,219

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 1.5%

REPURCHASE AGREEMENTS - 1.5%
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $265,955, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $270,059 (Cost $265,924)	265,924	265,924

Total Investments - 99.4% (Cost $15,590,366)		17,596,143
Other assets less liabilities - 0.6%		113,132

Net Assets - 100.0%		17,709,275

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $984,993, collateralized in the form of cash with a value of $265,924 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $711,472 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 2, 2023 – August 15, 2052 and $19,023 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from June 22, 2023 – June 30, 2120; a total value of $996,418.

(b)	Amount represents less than one share.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $265,924.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 Micro E-Mini Index	18	03/17/2023	USD	$368,100	$8,918

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	97.9%
Securities Lending Reinvestments	1.5
Others(1)	0.6

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.5%

Auto Components - 0.9%
Bridgestone Corp.	102,800	3,822,046
Fuyao Glass Industry Group Co. Ltd., Class H(a)	241,200	1,186,222

		5,008,268

Automobiles - 2.9%
Bajaj Auto Ltd.	65,926	3,072,449
Ford Otomotiv Sanayi A/S	169,920	4,607,862
Mercedes-Benz Group AG	89,040	6,590,234
Toyota Motor Corp.	72,000	1,050,006

		15,320,551

Banks - 13.8%
Agricultural Bank of China Ltd., Class H	10,948,000	3,938,657
Bank of Communications Co. Ltd., Class H	714,000	440,867
Bank of Montreal	29,040	2,914,120
BOC Hong Kong Holdings Ltd.	952,000	3,321,686
China Merchants Bank Co. Ltd., Class H	119,000	771,973
Commonwealth Bank of Australia	4,800	372,258
FinecoBank Banca Fineco SpA	240,000	4,287,725
First Abu Dhabi Bank PJSC	546,686	2,024,184
HSBC Holdings plc	959,760	7,046,827
Industrial & Commercial Bank of China Ltd., Class H	2,856,000	1,526,640
Japan Post Bank Co. Ltd.(b)	168,000	1,490,807
KBC Group NV	75,120	5,536,295
Mitsubishi UFJ Financial Group, Inc.	1,320,000	9,670,222
NatWest Group plc	356,640	1,352,303
Powszechna Kasa Oszczednosci Bank Polski SA	613,440	4,545,361
Royal Bank of Canada	153,840	15,698,171
Sberbank of Russia PJSC*‡	1,227,390	—
Skandinaviska Enskilda Banken AB, Class A	348,720	4,201,707
Swedbank AB, Class A	242,400	4,639,722
Toronto-Dominion Bank (The)	2,640	182,140

		73,961,665

Beverages - 0.8%
Arca Continental SAB de CV	432,000	3,822,281
Nongfu Spring Co. Ltd., Class H(a)(b)	76,000	429,033

		4,251,314

Building Products - 1.1%
Geberit AG (Registered)	4,080	2,298,566
Lixil Corp.	192,000	3,292,399

		5,590,965

Capital Markets - 5.0%
3i Group plc	138,480	2,685,103

Investments	Shares	Value ($)
China Galaxy Securities Co. Ltd., Class H	4,046,000	2,178,224
Hargreaves Lansdown plc	64,320	703,949
IGM Financial, Inc.(b)	120,960	3,764,731
Julius Baer Group Ltd.	40,320	2,562,926
Korea Investment Holdings Co. Ltd.*	43,316	2,197,800
Macquarie Korea Infrastructure Fund	36,176	349,190
Moscow Exchange MICEX-RTS PJSC*‡	775,590	—
NH Investment & Securities Co. Ltd.*	481,236	3,594,229
Partners Group Holding AG	2,287	2,125,821
Samsung Securities Co. Ltd.	133,994	3,633,219
SBI Holdings, Inc.	150,600	3,176,561

		26,971,753

Chemicals - 2.0%
Fertiglobe plc	1,542,240	1,679,520
Kumho Petrochemical Co. Ltd.*	11,424	1,367,022
Nissan Chemical Corp.	8,500	398,708
Nitto Denko Corp.	17,300	1,112,138
Wacker Chemie AG	17,280	2,598,283
Yara International ASA	81,120	3,589,722

		10,745,393

Construction Materials - 0.8%
Ambuja Cements Ltd.	295,596	1,447,515
Anhui Conch Cement Co. Ltd., Class H	749,000	2,837,936

		4,285,451

Diversified Financial Services - 1.0%
Power Finance Corp. Ltd.	863,702	1,491,182
REC Ltd.	2,699,670	4,011,837

		5,503,019

Diversified Telecommunication Services - 2.0%
Elisa OYJ	6,480	368,630
Koninklijke KPN NV	718,320	2,450,393
Spark New Zealand Ltd.	45,360	152,579
Swisscom AG (Registered)	3,840	2,256,980
Telenor ASA	394,800	4,124,584
Telstra Group Ltd.	486,960	1,399,996

		10,753,162

Electric Utilities - 2.1%
Endesa SA(b)	60,000	1,190,528
Enel SpA	462,000	2,704,962
Fortum OYJ(b)	228,960	3,435,265
Origin Energy Ltd.	552,000	2,905,582
Red Electrica Corp. SA	46,800	825,433

		11,061,770

Electronic Equipment, Instruments & Components - 0.4%
AUO Corp.	2,474,400	1,380,390
Largan Precision Co. Ltd.	4,000	283,097
Shimadzu Corp.	10,200	311,385

		1,974,872

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 1.0%
Capcom Co. Ltd.	10,400	335,884
Nintendo Co. Ltd.	121,000	5,233,765

		5,569,649

Equity Real Estate Investment Trusts (REITs) - 0.8%
Dexus(b)	286,320	1,644,307
Stockland	921,120	2,550,834

		4,195,141

Food & Staples Retailing - 0.9%
Cencosud SA	2,477,280	4,434,235
Kesko OYJ, Class B	10,320	239,516

		4,673,751

Food Products - 3.6%
China Feihe Ltd.(a)(b)	3,332,000	3,192,340
Nestle SA (Registered)	87,840	10,658,398
Uni-President China Holdings Ltd.(b)	4,284,000	4,120,834
Want Want China Holdings Ltd.	1,904,000	1,238,801

		19,210,373

Gas Utilities - 0.8%
Kunlun Energy Co. Ltd.	676,000	532,966
Naturgy Energy Group SA	130,080	3,673,108

		4,206,074

Health Care Equipment & Supplies - 0.1%
Hoya Corp.	5,800	633,319

Hotels, Restaurants & Leisure - 1.1%
InterContinental Hotels Group plc	26,400	1,819,408
OPAP SA	259,920	3,889,903

		5,709,311

Household Durables - 1.1%
Nien Made Enterprise Co. Ltd.	320,000	3,319,900
Persimmon plc	140,640	2,444,764

		5,764,664

Household Products - 0.6%
Unilever Indonesia Tbk. PT	9,624,000	2,991,851

Independent Power and Renewable Electricity Producers - 0.0%
Unipro PJSC*‡	125,500,000	—

Industrial Conglomerates - 0.3%
Industries Qatar QSC	412,692	1,592,180

Insurance - 1.9%
Admiral Group plc	60,240	1,631,552
AIA Group Ltd.	19,000	214,638
BB Seguridade Participacoes SA	648,000	4,808,343
Caixa Seguridade Participacoes S/A	48,000	81,926
Manulife Financial Corp.	127,200	2,509,968
Sampo OYJ, Class A	15,840	828,670

		10,075,097

Interactive Media & Services - 1.0%
Rightmove plc	254,640	1,839,543
Tencent Holdings Ltd.	71,400	3,481,394

		5,320,937

Internet & Direct Marketing Retail - 1.1%
Meituan, Class B*(a)	6,930	154,362

Investments	Shares	Value ($)
momo.com, Inc.	91,920	2,427,729
ZOZO, Inc.	130,500	3,361,721

		5,943,812

IT Services - 2.0%
HCL Technologies Ltd.	174,000	2,383,324
Infosys Ltd.	57,596	1,078,228
Itochu Techno-Solutions Corp.(b)	103,600	2,553,255
Nomura Research Institute Ltd.	72,000	1,716,329
Obic Co. Ltd.	4,800	765,889
Otsuka Corp.	48,000	1,570,533
SCSK Corp.	42,200	684,052

		10,751,610

Machinery - 3.0%
Atlas Copco AB, Class A	174,960	2,061,125
Atlas Copco AB, Class B	42,480	445,257
Daifuku Co. Ltd.	6,200	338,022
Epiroc AB, Class A(b)	115,920	2,246,477
Epiroc AB, Class B	14,160	235,261
FANUC Corp.	9,000	1,585,182
GEA Group AG	17,280	776,013
Haitian International Holdings Ltd.	766,000	2,345,332
Kone OYJ, Class B	60,480	3,286,843
Rational AG	480	313,825
Schindler Holding AG	1,920	406,152
VAT Group AG(a)(b)	2,880	887,118
Yaskawa Electric Corp.	32,900	1,272,536

		16,199,143

Marine - 3.1%
AP Moller - Maersk A/S, Class A	1,440	3,050,366
AP Moller - Maersk A/S, Class B	1,440	3,114,485
Evergreen Marine Corp. Taiwan Ltd.	176,000	890,991
Nippon Yusen KK(b)	144,000	3,404,975
Orient Overseas International Ltd.(b)	211,500	3,499,570
SITC International Holdings Co. Ltd.	618,000	1,346,606
Yang Ming Marine Transport Corp.	714,000	1,486,262

		16,793,255

Metals & Mining - 7.1%
BHP Group Ltd.	400,560	13,937,732
China Hongqiao Group Ltd.	3,451,000	3,988,756
Cia Siderurgica Nacional SA	48,000	174,410
Grupo Mexico SAB de CV, Series B	624,000	2,779,455
Kumba Iron Ore Ltd.	127,680	3,879,670
MMC Norilsk Nickel PJSC‡	16,315	—
Rio Tinto plc	124,080	9,652,582
Severstal PAO*‡	58,985	—
Vedanta Ltd.	926,296	3,758,153

		38,170,758

Multiline Retail - 0.0%(c)
B&M European Value Retail SA(b)	32,640	179,900

Oil, Gas & Consumable Fuels - 5.7%
Adaro Energy Indonesia Tbk. PT	16,176,000	3,194,193
Canadian Natural Resources Ltd.(b)	127,440	7,800,071

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
China Shenhua Energy Co. Ltd., Class H	1,272,000	3,951,394
Coal India Ltd.	1,251,166	3,433,772
Exxaro Resources Ltd.	284,160	3,550,634
Ovintiv, Inc.(b)	5,040	248,119
Petroleo Brasileiro SA	144,000	833,209
Petroleo Brasileiro SA (Preference)	816,000	4,178,205
Shell plc	77,280	2,258,610
TotalEnergies SE(b)	14,880	920,821

		30,369,028

Personal Products - 2.2%
Hengan International Group Co. Ltd.	119,000	584,483
L’Oreal SA	26,400	10,839,344
Unilever plc	6,000	303,478

		11,727,305

Pharmaceuticals - 8.8%
Astellas Pharma, Inc.	24,000	352,955
China Medical System Holdings Ltd.	714,000	1,231,514
Chugai Pharmaceutical Co. Ltd.	113,200	2,923,031
GSK plc	391,200	6,855,185
Ipsen SA	2,640	276,395
Novartis AG (Registered)	106,320	9,542,473
Novo Nordisk A/S, Class B	77,040	10,605,962
Orion OYJ, Class B	77,520	4,141,335
Roche Holding AG	34,320	10,655,543
Roche Holding AG - BR	720	261,904

		46,846,297

Professional Services - 1.7%
Bureau Veritas SA	27,600	786,543
Nihon M&A Center Holdings, Inc.	107,100	1,081,336
Randstad NV	19,200	1,223,605
Recruit Holdings Co. Ltd.	42,600	1,357,487
RELX plc	62,880	1,859,426
SGS SA (Registered)	1,126	2,726,911

		9,035,308

Real Estate Management & Development - 2.3%
China Overseas Land & Investment Ltd.	714,000	1,926,517
China Resources Land Ltd.	44,000	211,059
CK Asset Holdings Ltd.	119,000	760,587
Daito Trust Construction Co. Ltd.	34,200	3,371,479
Land & Houses PCL, NVDR	5,208,000	1,561,927
Sun Hung Kai Properties Ltd.	328,000	4,648,921

		12,480,490

Road & Rail - 0.8%
Aurizon Holdings Ltd.	1,535,520	3,992,596
Canadian National Railway Co.	2,160	256,380

		4,248,976

Semiconductors & Semiconductor Equipment - 5.0%
Advantest Corp.	24,000	1,697,874
ASML Holding NV	12,000	7,853,445
Nanya Technology Corp.	1,365,000	2,627,710
Novatek Microelectronics Corp.	368,000	4,351,041
Parade Technologies Ltd.	32,000	982,648
Realtek Semiconductor Corp.	80,000	852,623
Silergy Corp.	24,000	480,399

Investments	Shares	Value ($)
Taiwan Semiconductor Manufacturing Co. Ltd.	382,222	6,645,125
Vanguard International Semiconductor Corp.	299,000	992,849

		26,483,714

Software - 0.7%
Nemetschek SE	42,720	2,267,375
SAP SE	960	112,998
Temenos AG (Registered)	15,840	1,120,308

		3,500,681

Specialty Retail - 1.9%
H & M Hennes & Mauritz AB, Class B(b)	105,600	1,292,238
Industria de Diseno Textil SA	150,720	4,684,792
Topsports International Holdings Ltd.(a)	1,190,000	1,121,904
USS Co. Ltd.	192,000	3,146,234

		10,245,168

Technology Hardware, Storage & Peripherals - 0.7%
Catcher Technology Co. Ltd.	214,000	1,268,676
Samsung Electronics Co. Ltd.	54,502	2,698,995

		3,967,671

Textiles, Apparel & Luxury Goods - 3.0%
ANTA Sports Products Ltd.	142,800	2,156,970
Bosideng International Holdings Ltd.(b)	2,592,000	1,441,736
Hermes International	2,640	4,915,767
Kering SA	8,160	5,055,867
LVMH Moet Hennessy Louis Vuitton SE	2,880	2,502,259
Pandora A/S	2,160	178,481

		16,251,080

Tobacco - 1.5%
Imperial Brands plc	158,880	3,972,579
Japan Tobacco, Inc.	205,700	4,199,573

		8,172,152

Trading Companies & Distributors - 0.1%
Howden Joinery Group plc	70,320	597,686

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,000	518,761

Wireless Telecommunication Services - 0.7%
Intouch Holdings PCL, NVDR	240,000	528,931
Tele2 AB, Class B	351,360	3,027,056

		3,555,987

TOTAL COMMON STOCKS (COST $511,120,724)		521,409,312

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

REPURCHASE AGREEMENTS - 0.0%(c)
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $45,481, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $46,183 (Cost $45,476)	45,476	45,476

Total Investments - 97.5% (Cost $511,166,200)		521,454,788
Other assets less liabilities - 2.5%		13,324,380

Net Assets - 100.0%		534,779,168

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $22,397,763, collateralized in the form of cash with a value of $45,476 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $22,810,548 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from February 9, 2023 – November 15, 2052 and $1,929,935 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 25, 2023 – June 30, 2120; a total value of $24,785,958.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $45,476.

Percentages	shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	55	03/17/2023	EUR	$2,491,453	$131,371
FTSE 100 Index	25	03/17/2023	GBP	2,385,102	76,171
Hang Seng Index	2	02/27/2023	HKD	279,414	385
MSCI Emerging Markets E-Mini Index	67	03/17/2023	USD	3,499,410	194,791
S&P/TSX 60 Index	6	03/16/2023	CAD	1,127,650	38,608
SPI 200 Index	8	03/16/2023	AUD	1,046,405	42,209
TOPIX Index	9	03/09/2023	JPY	1,367,181	19,510

					$503,045

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	622,628	Citibank NA	USD		418,113	03/15/2023	$21,312
CAD	509,794	UBS AG	USD		372,698	03/15/2023	9,461
CHF	301,077	BNP Paribas SA	USD		326,407	03/15/2023	2,705
DKK	1,417,078	UBS AG	USD		203,930	03/15/2023	3,534
EUR	623,164	UBS AG	USD		666,317	03/15/2023	12,196
GBP	489,229	Citibank NA	USD		597,813	03/15/2023	5,007
JPY	151,764,696	Toronto-Dominion Bank (The)	USD		1,120,386	03/15/2023	52,970
USD	224,314	JPMorgan Chase Bank NA	HKD		1,745,736	03/15/2023	1,152

Total unrealized appreciation							$108,337

HKD	2,013,376	Bank of New York Mellon (The)	USD		259,020	03/15/2023	$(1,644)
JPY	52,386,934	JPMorgan Chase Bank NA	USD		405,063	03/15/2023	(39)
SEK	3,786,434	UBS AG	USD		368,011	03/15/2023	(5,567)
USD	213,409	JPMorgan Chase Bank NA	AUD		318,466	03/15/2023	(11,351)
USD	365,980	Citibank NA	BRL	*	1,985,293	03/15/2023	(21,131)
USD	309,997	JPMorgan Chase Bank NA	CAD		424,095	03/15/2023	(7,918)
USD	424,784	JPMorgan Chase Bank NA	CHF		392,254	03/15/2023	(3,995)
USD	767,949	JPMorgan Chase Bank NA	EUR		718,838	03/15/2023	(14,735)
USD	411,727	JPMorgan Chase Bank NA	GBP		338,031	03/15/2023	(4,789)
USD	632,196	JPMorgan Chase Bank NA	JPY		85,415,178	03/15/2023	(28,184)
USD	710,613	Goldman Sachs & Co.	KRW	*	880,255,885	03/15/2023	(5,054)
USD	225,291	Goldman Sachs & Co.	MXN		4,524,150	03/15/2023	(13,642)
USD	443,118	Toronto-Dominion Bank (The)	TWD	*	13,436,624	03/15/2023	(6,257)

Total unrealized depreciation							$(124,306)

Net unrealized depreciation							$(15,969)

* Non-deliverable	forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
SEK — Swedish Krona
TWD — Taiwan Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	5.0%
Belgium	1.0
Brazil	1.9
Canada	6.2
Chile	0.8
China	9.1
Denmark	3.2
Finland	2.3
France	4.7
Germany	2.4
Greece	0.7
Hong Kong	1.9
India	3.9
Indonesia	1.2
Italy	1.3
Japan	12.3
Mexico	1.3
Netherlands	2.2
New Zealand	0.0 †
Norway	1.4
Poland	0.9
Qatar	0.3
South Africa	1.4
South Korea	2.6
Spain	1.9
Sweden	3.4
Switzerland	8.5
Taiwan	5.2
Thailand	0.4
Turkey	0.9
United Arab Emirates	0.7
United Kingdom	8.5
Other[1]	2.5

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.5%
Securities Lending Reinvestments	0.0 †
Others(1)	2.5

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%

Aerospace & Defense - 1.1%
BAE Systems plc	11,696	123,370
Thales SA	2,108	277,933

		401,303

Air Freight & Logistics - 0.1%
SG Holdings Co. Ltd.	3,400	52,237

Auto Components - 0.7%
Bridgestone Corp.	6,900	256,538

Automobiles - 2.0%
Bajaj Auto Ltd.	2,023	94,281
Ford Otomotiv Sanayi A/S	11,203	303,801
Hero MotoCorp Ltd.	6,919	233,361
Toyota Motor Corp.	5,100	74,375

		705,818

Banks - 11.1%
ABN AMRO Bank NV, CVA(a)	6,222	102,780
Banco de Chile	871,080	94,860
Bank of China Ltd., Class H	306,000	116,723
Bank of Communications Co. Ltd., Class H	102,000	62,981
Bankinter SA(b)	41,174	296,027
BOC Hong Kong Holdings Ltd.	25,500	88,974
China CITIC Bank Corp. Ltd., Class H(b)	34,000	16,396
China Everbright Bank Co. Ltd., Class H	221,000	70,485
Commercial International Bank Egypt SAE	159,715	262,011
Commonwealth Bank of Australia	6,562	508,908
Credit Agricole SA	8,568	102,693
Hang Seng Bank Ltd.	5,100	84,842
HSBC Holdings plc	3,162	23,216
Intercorp Financial Services, Inc.	2,788	66,884
Japan Post Bank Co. Ltd.(b)	34,000	301,711
Malayan Banking Bhd.	26,291	53,867
National Bank of Canada(b)	1,394	104,418
Nordea Bank Abp	11,560	134,461
Royal Bank of Canada	6,392	652,254
Sberbank of Russia PJSC*‡	79,800	—
Sumitomo Mitsui Financial Group, Inc.	9,700	421,580
Swedbank AB, Class A	15,521	297,084
Toronto-Dominion Bank (The)	454	31,323

		3,894,478

Beverages - 0.8%
Budweiser Brewing Co. APAC Ltd.(a)	85,000	267,843

Investments	Shares	Value ($)
Building Products - 0.3%
Xinyi Glass Holdings Ltd.(b)	51,000	108,395

Capital Markets - 5.3%
Deutsche Boerse AG	1,020	181,951
GF Securities Co. Ltd., Class H	163,200	266,915
IGM Financial, Inc.(b)	8,347	259,790
Korea Investment Holdings Co. Ltd.*	5,066	257,043
Macquarie Korea Infrastructure Fund	24,548	236,951
Moscow Exchange MICEX-RTS PJSC*‡	227,100	—
NH Investment & Securities Co. Ltd.*	32,827	245,176
Samsung Securities Co. Ltd.	9,095	246,609
Singapore Exchange Ltd.	23,800	166,954

		1,861,389

Chemicals - 1.5%
Evonik Industries AG	2,737	60,521
Nutrien Ltd.	2,567	211,885
Yara International ASA	5,474	242,235

		514,641

Commercial Services & Supplies - 0.2%
Brambles Ltd.	9,452	79,858

Construction & Engineering - 0.5%
Bouygues SA(b)	493	16,191
Taisei Corp.	2,600	89,569
WSP Global, Inc.	646	82,148

		187,908

Construction Materials - 1.5%
ACC Ltd.	6,358	152,748
Anhui Conch Cement Co. Ltd., Class H	68,000	257,650
China Resources Cement Holdings Ltd.(b)	102,000	58,947
LafargeHolcim Maroc SA	340	47,439

		516,784

Diversified Financial Services - 0.3%
Power Finance Corp. Ltd.	57,664	99,557

Diversified Telecommunication Services - 3.5%
Elisa OYJ	4,522	257,244
Itissalat Al-Maghrib	24,922	236,580
Koninklijke KPN NV	17,799	60,717
Nippon Telegraph & Telephone Corp.	4,500	134,677
Proximus SADP	4,284	43,791
Spark New Zealand Ltd.	2,550	8,578
Telefonica Deutschland Holding AG	23,477	68,944
Telefonica SA	22,169	83,955
Telenor ASA	26,078	272,444

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Telia Co. AB(b)	18,683	48,145

		1,215,075

Electric Utilities - 2.7%
EDP - Energias de Portugal SA	18,666	92,401
Endesa SA(b)	4,471	88,714
Enel SpA	30,600	179,160
Fortum OYJ(b)	6,222	93,354
Hydro One Ltd.(a)(b)	2,771	75,549
Iberdrola SA	5,412	63,156
Iberdrola SA*‡	95	1,109
Power Grid Corp. of India Ltd.	64,192	169,747
Red Electrica Corp. SA	4,794	84,554
SSE plc	4,437	94,144

		941,888

Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	2,600	28,510

Electronic Equipment, Instruments & Components - 0.8%
Kingboard Laminates Holdings Ltd.(b)	61,500	74,928
Largan Precision Co. Ltd.	3,000	212,323

		287,251

Entertainment - 0.7%
Capcom Co. Ltd.	7,900	255,142

Equity Real Estate Investment Trusts (REITs) - 0.2%
Growthpoint Properties Ltd.	81,413	65,495

Food & Staples Retailing - 0.2%
Loblaw Cos. Ltd.	306	27,336
Metro, Inc.	510	27,603

		54,939

Food Products - 3.4%
Nestle SA (Registered)	9,911	1,202,589

Gas Utilities - 2.0%
China Resources Gas Group Ltd.	20,400	85,753
Enagas SA	1,105	19,759
Naturgy Energy Group SA	8,789	248,178
Petronas Gas Bhd.	64,600	254,720
Snam SpA	15,725	79,823

		688,233

Health Care Equipment & Supplies - 0.0%(c)
Fisher & Paykel Healthcare Corp. Ltd.(b)	544	8,880

Health Care Providers & Services - 0.8%
Mitra Keluarga Karyasehat Tbk. PT(a)	1,361,700	271,613

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Holdings Co. Japan Ltd.(b)	1,900	75,097
OPAP SA	17,476	261,542

		336,639

Investments	Shares	Value ($)
Household Durables - 0.8%
Persimmon plc	10,574	183,809
Sekisui House Ltd.(b)	5,100	96,122

		279,931

Independent Power and Renewable Electricity Producers - 0.3%
China Resources Power Holdings Co. Ltd.(b)	34,000	70,615
Huadian Power International Corp. Ltd., Class H	68,000	27,153

		97,768

Industrial Conglomerates - 0.9%
Alfa SAB de CV, Class A	51,000	37,002
Jardine Matheson Holdings Ltd.	1,700	90,134
Quinenco SA	32,793	113,702
Siemens AG (Registered)	170	26,383
Toshiba Corp.(b)	1,700	58,290

		325,511

Insurance - 4.2%
AIA Group Ltd.	3,400	38,409
Allianz SE (Registered)	1,105	263,059
BB Seguridade Participacoes SA	44,200	327,976
Medibank Pvt Ltd.	27,999	58,005
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	527	189,447
Ping An Insurance Group Co. of China Ltd., Class H(b)	24,500	189,723
Sampo OYJ, Class A	2,363	123,620
Zurich Insurance Group AG	544	267,752

		1,457,991

Interactive Media & Services - 0.8%
Tencent Holdings Ltd.	5,600	273,051

Internet & Direct Marketing Retail - 0.6%
Meituan, Class B*(a)	590	13,142
ZOZO, Inc.	7,400	190,626

		203,768

IT Services - 2.1%
HCL Technologies Ltd.	19,567	268,014
Itochu Techno-Solutions Corp.	7,700	189,769
Tata Consultancy Services Ltd.	7,157	293,404

		751,187

Leisure Products - 0.5%
Shimano, Inc.	1,000	176,785

Machinery - 0.6%
Kone OYJ, Class B	4,131	224,503

Marine - 3.2%
AP Moller - Maersk A/S, Class A	58	122,862
AP Moller - Maersk A/S, Class B	102	220,609
Evergreen Marine Corp. Taiwan Ltd.	51,000	258,185
Mitsui OSK Lines Ltd.(b)	1,000	24,645
Orient Overseas International Ltd.(b)	9,000	148,918

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
SITC International Holdings Co. Ltd.	125,000	272,372
Yang Ming Marine Transport Corp.	42,000	87,427

		1,135,018

Metals & Mining - 7.4%
BHP Group Ltd.	35,547	1,236,880
China Hongqiao Group Ltd.	195,500	225,964
Fortescue Metals Group Ltd.	7,650	119,887
Gerdau SA (Preference)	13,600	87,453
Kumba Iron Ore Ltd.	8,619	261,896
Magnitogorsk Iron & Steel Works PJSC*‡	172,884	—
Novolipetsk Steel PJSC*‡	47,108	—
Rio Tinto Ltd.	136	12,136
Rio Tinto plc	8,177	636,115
Severstal PAO*‡	6,900	—

		2,580,331

Multiline Retail - 0.9%
B&M European Value Retail SA(b)	15,113	83,297
Dollarama, Inc.	1,564	93,265
Wesfarmers Ltd.(b)	4,165	145,716

		322,278

Multi-Utilities - 0.1%
Engie SA	2,210	31,250

Oil, Gas & Consumable Fuels - 6.4%
Adaro Energy Indonesia Tbk. PT	1,069,300	211,149
Aker BP ASA(b)	1,326	40,252
BP plc	68,629	413,025
China Petroleum & Chemical Corp., Class H	170,000	91,522
Exxaro Resources Ltd.	19,295	241,095
LUKOIL PJSC‡	240	—
Pembina Pipeline Corp.	2,703	95,633
Petroleo Brasileiro SA	40,800	236,076
Petroleo Brasileiro SA (Preference)	47,600	243,728
Shell plc	12,495	365,183
Surgutneftegas PJSC (Preference)‡	276,000	—
TotalEnergies SE(b)	4,692	290,356

		2,228,019

Personal Products - 3.2%
Hengan International Group Co. Ltd.	51,000	250,493
Kobayashi Pharmaceutical Co. Ltd.	4,000	286,362
L’Oreal SA	1,343	551,411
Unilever plc	646	32,674

		1,120,940

Pharmaceuticals - 7.4%
GSK plc	29,971	525,196
Novartis AG (Registered)	4,437	398,231
Novo Nordisk A/S, Class B	969	133,401
Orion OYJ, Class B	5,117	273,364
Roche Holding AG	3,910	1,213,962
Sanofi	357	34,767

		2,578,921

Investments	Shares	Value ($)
Professional Services - 1.0%
Nihon M&A Center Holdings, Inc.	8,500	85,820
RELX plc	289	8,546
Teleperformance	374	103,577
Thomson Reuters Corp.	1,326	157,289

		355,232

Real Estate Management & Development - 1.5%
China Overseas Land & Investment Ltd.	17,000	45,870
Daito Trust Construction Co. Ltd.	2,500	246,453
Greentown Service Group Co. Ltd.(a)(b)	84,000	61,297
Hopson Development Holdings Ltd.(b)	58,029	68,848
Land & Houses PCL, NVDR	372,300	111,656

		534,124

Road & Rail - 1.2%
Aurizon Holdings Ltd.	92,344	240,109
Canadian National Railway Co.	1,411	167,478

		407,587

Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	323	211,389
Novatek Microelectronics Corp.	22,000	260,117
Powerchip Semiconductor Manufacturing Corp.	34,000	38,841
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	591,107
Vanguard International Semiconductor Corp.	85,000	282,248

		1,383,702

Software - 0.1%
SAP SE	187	22,011

Specialty Retail - 2.2%
Hikari Tsushin, Inc.	500	71,014
Home Product Center PCL, NVDR	204,000	88,373
Industria de Diseno Textil SA	10,268	319,158
Jarir Marketing Co.	4,012	160,779
Topsports International Holdings Ltd.(a)	17,000	16,027
USS Co. Ltd.	6,800	111,429

		766,780

Technology Hardware, Storage & Peripherals - 1.9%
Asustek Computer, Inc.	9,000	81,532
Catcher Technology Co. Ltd.	34,000	201,565
Inventec Corp.	85,000	71,482
Lite-On Technology Corp.	34,000	75,191
Ricoh Co. Ltd.	9,500	73,417
Samsung Electronics Co. Ltd.	3,621	179,316

		682,503

Textiles, Apparel & Luxury Goods - 0.7%
Kering SA	119	73,731
LVMH Moet Hennessy Louis Vuitton SE	187	162,473

		236,204

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Tobacco - 2.4%
British American Tobacco plc	7,888	300,650
Imperial Brands plc	10,710	267,789
Japan Tobacco, Inc.	13,600	277,658

		846,097

Trading Companies & Distributors - 1.3%
ITOCHU Corp.(b)	5,800	186,561
Mitsubishi Corp.	5,100	170,046
Sumitomo Corp.	5,800	103,606

		460,213

Wireless Telecommunication Services - 1.9%
KDDI Corp.	6,800	212,243
SoftBank Corp.	8,600	98,304
Tele2 AB, Class B	28,577	246,198
Vodafone Group plc	98,651	113,094

		669,839

TOTAL COMMON STOCKS (COST $33,801,423)		34,454,547

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.0%

REPURCHASE AGREEMENTS - 1.0%
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $364,379, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $370,001 (Cost $364,336)	364,336	364,336

Total Investments - 99.4% (Cost $34,165,759)		34,818,883
Other assets less liabilities - 0.6%		193,352

Net Assets - 100.0%		35,012,235

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $2,702,980, collateralized in the form of cash with a value of $364,336 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,219,368 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from February 9, 2023 – November 15, 2052 and $368,541 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from February 22, 2023 – June 30, 2120; a total value of $2,952,244.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $364,336.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	4	03/17/2023	USD	$423,800	$28,251
MSCI Emerging Markets E-Mini Index	3	03/17/2023	USD	156,690	11,000

					$39,251

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	14,636	Citibank NA	USD		9,829	03/15/2023	$501
CAD	76,000	UBS AG	USD		55,562	03/15/2023	1,411
USD	42,946	Bank of New York Mellon (The)	ZAR		750,000	03/15/2023	59

Total unrealized appreciation							$1,971

NOK	59,477	Bank of New York Mellon (The)	USD		6,041	03/15/2023	$(76)
USD	18,435	Citibank NA	BRL	*	100,000	03/15/2023	(1,064)
USD	79,142	BNP Paribas SA	CHF		73,000	03/15/2023	(656)
USD	245,927	UBS AG	EUR		230,000	03/15/2023	(4,501)
USD	9,776	Citibank NA	GBP		8,000	03/15/2023	(82)
USD	90,139	Toronto-Dominion Bank (The)	JPY		12,210,000	03/15/2023	(4,262)

Total unrealized depreciation							$(10,641)

Net unrealized depreciation							$(8,670)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	6.9%
Belgium	0.1
Brazil	2.6
Canada	5.7
Chile	0.6
China	7.1
Denmark	1.4
Egypt	0.7
Finland	2.8
France	4.7
Germany	2.3
Greece	0.7
Hong Kong	2.5
India	3.7
Indonesia	1.4
Italy	0.7
Japan	12.4
Malaysia	0.9
Mexico	0.1
Morocco	0.8
Netherlands	1.1
New Zealand	0.0 †
Norway	1.6
Peru	0.2
Portugal	0.3
Saudi Arabia	0.5
Singapore	0.7
South Africa	1.6
South Korea	3.3
Spain	3.4
Sweden	2.1
Switzerland	8.8
Taiwan	6.2
Thailand	0.6
Turkey	0.9
United Kingdom	9.0
Other[1]	1.6

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.4%
Securities Lending Reinvestments	1.0
Others(1)	0.6

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Auto Components - 0.6%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	51,600	253,769
Koito Manufacturing Co. Ltd.	8,600	144,165
Magna International, Inc.	4,558	295,065

		692,999

Automobiles - 3.3%
Ford Otomotiv Sanayi A/S	35,217	955,009
Geely Automobile Holdings Ltd.(b)	406,000	654,692
Mercedes-Benz Group AG	18,490	1,368,525
Yadea Group Holdings Ltd.(a)(b)	372,000	847,595

		3,825,821

Banks - 13.8%
ABN AMRO Bank NV, CVA(a)	19,092	315,377
Agricultural Bank of China Ltd., Class H	645,000	232,046
ANZ Group Holdings Ltd.	66,134	1,169,227
Banco Bilbao Vizcaya Argentaria SA	75,723	531,511
Bank of Communications Co. Ltd., Class H	1,204,000	743,423
Bank Polska Kasa Opieki SA	12,255	260,330
BNP Paribas SA	12,943	884,169
China Construction Bank Corp., Class H	1,247,000	808,155
China Merchants Bank Co. Ltd., Class H	172,000	1,115,793
Credit Agricole SA	24,080	288,614
DBS Group Holdings Ltd.	21,563	587,165
DNB Bank ASA	13,459	250,565
Erste Group Bank AG	26,488	999,663
FinecoBank Banca Fineco SpA	23,177	414,069
Hana Financial Group, Inc.	7,826	309,724
Industrial & Commercial Bank of China Ltd., Class H	1,849,000	988,360
KBC Group NV	15,652	1,153,542
National Bank of Canada(b)	4,472	334,977
Nordea Bank Abp	38,098	443,139
Powszechna Kasa Oszczednosci Bank Polski SA	125,689	931,309
Royal Bank of Canada	18,275	1,864,821
Sberbank of Russia PJSC (Preference)*‡	31,920	—
Skandinaviska Enskilda Banken AB, Class A	74,648	899,429
Standard Bank Group Ltd.	26,660	265,001

		15,790,409

Beverages - 0.9%
Ambev SA	55,900	149,976
Diageo plc	20,124	872,068

		1,022,044

Investments	Shares	Value ($)
Capital Markets - 5.3%
3i Group plc	53,965	1,046,372
Amundi SA(a)	4,300	280,201
EQT AB(b)	34,701	775,236
IGM Financial, Inc.(b)	12,126	377,407
Korea Investment Holdings Co. Ltd.*	11,094	562,896
Meritz Securities Co. Ltd.	118,207	615,122
Partners Group Holding AG	860	799,390
Samsung Securities Co. Ltd.	28,896	783,509
SBI Holdings, Inc.	38,700	816,287

		6,056,420

Chemicals - 3.0%
BASF SE	11,954	680,290
Fertiglobe plc	499,144	543,574
Nissan Chemical Corp.	15,000	703,603
Shin-Etsu Chemical Co. Ltd.	5,100	748,068
Wacker Chemie AG	4,859	730,617

		3,406,152

Construction Materials - 0.1%
CRH plc	2,709	125,290

Diversified Financial Services - 1.8%
FirstRand Ltd.	140,868	520,955
Power Finance Corp. Ltd.	357,545	617,302
REC Ltd.	587,423	872,938

		2,011,195

Diversified Telecommunication Services - 0.4%
Hellenic Telecommunications Organization SA	7,740	121,635
Telefonica SA	69,445	262,992
Telenor ASA	2,580	26,954

		411,581

Electric Utilities - 1.2%
Endesa SA(b)	13,803	273,881
Enel SpA	63,683	372,857
Fortum OYJ(b)	26,660	400,001
SSE plc	14,620	310,207

		1,356,946

Electrical Equipment - 0.3%
Mitsubishi Electric Corp.	30,100	330,060

Electronic Equipment, Instruments & Components - 0.5%
Kingboard Holdings Ltd.	72,500	295,973
Kingboard Laminates Holdings Ltd.(b)	215,000	261,943

		557,916

Equity Real Estate Investment Trusts (REITs) - 1.4%
Fibra Uno Administracion SA de CV(b)	180,600	244,963
Growthpoint Properties Ltd.	261,569	210,426
RioCan REIT(b)	13,975	241,723
Stockland	319,576	884,993

		1,582,105

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Food & Staples Retailing - 0.2%
Cencosud SA	43,860	78,508
Jeronimo Martins SGPS SA	6,278	135,955
Kesko OYJ, Class B	1,591	36,925

		251,388

Food Products - 1.6%
JBS SA	34,400	135,669
Nestle SA (Registered)	6,794	824,376
Uni-President China Holdings Ltd.	903,000	868,607

		1,828,652

Gas Utilities - 0.5%
AltaGas Ltd.	13,244	246,945
Kunlun Energy Co. Ltd.	282,000	222,332
Naturgy Energy Group SA(b)	3,139	88,637

		557,914

Health Care Equipment & Supplies - 2.9%
Carl Zeiss Meditec AG	1,720	246,483
Coloplast A/S, Class B	1,806	216,885
Hoya Corp.	8,900	971,817
Sonova Holding AG (Registered)	2,881	714,645
Straumann Holding AG (Registered)	6,880	890,749
Sysmex Corp.	4,300	283,074

		3,323,653

Health Care Providers & Services - 0.2%
Amplifon SpA	7,654	210,060

Hotels, Restaurants & Leisure - 1.3%
Aristocrat Leisure Ltd.	10,707	256,217
Evolution AB(a)	3,010	336,425
OPAP SA	59,426	889,356

		1,481,998

Household Durables - 1.5%
Barratt Developments plc	44,892	254,115
Haier Smart Home Co. Ltd., Class H	86,000	315,977
Persimmon plc	51,342	892,485
Taylor Wimpey plc	153,381	221,306

		1,683,883

Industrial Conglomerates - 0.9%
Siemens AG (Registered)	6,407	994,344

Insurance - 2.3%
AXA SA	21,543	669,499
BB Seguridade Participacoes SA	47,300	350,979
Legal & General Group plc	89,784	280,754
Manulife Financial Corp.	52,116	1,028,377
Powszechny Zaklad Ubezpieczen SA	33,626	284,484

		2,614,093

Interactive Media & Services - 2.4%
Autohome, Inc., ADR	6,020	209,857
REA Group Ltd.(b)	8,772	776,481
Rightmove plc	122,120	882,207
SEEK Ltd.	14,491	247,210
Tencent Holdings Ltd.	13,100	638,743

		2,754,498

Investments	Shares	Value ($)
Internet & Direct Marketing Retail - 1.6%
Meituan, Class B*(a)	990	22,052
momo.com, Inc.	43,000	1,135,687
ZOZO, Inc.	28,200	726,441

		1,884,180

IT Services - 0.2%
Infosys Ltd.	12,126	227,005

Life Sciences Tools & Services - 0.2%
Sartorius AG (Preference)	559	249,094

Machinery - 4.9%
Atlas Copco AB, Class A	76,798	904,723
Atlas Copco AB, Class B	5,633	59,043
Daifuku Co. Ltd.	6,600	359,829
FANUC Corp.	5,100	898,270
Komatsu Ltd.	13,300	322,669
MISUMI Group, Inc.	11,000	273,636
VAT Group AG(a)(b)	2,924	900,672
Volvo AB, Class B	18,060	356,808
Wartsila OYJ Abp	65,833	623,462
Weichai Power Co. Ltd., Class H	129,000	194,523
Yaskawa Electric Corp.	18,500	715,560

		5,609,195

Marine - 3.1%
AP Moller - Maersk A/S, Class A	301	637,611
AP Moller - Maersk A/S, Class B	311	672,642
Evergreen Marine Corp. Taiwan Ltd.	43,000	217,685
Hapag-Lloyd AG(a)	86	18,736
Mitsui OSK Lines Ltd.(b)	10,300	253,847
Nippon Yusen KK(b)	17,200	406,706
Orient Overseas International Ltd.(b)	45,000	744,589
Yang Ming Marine Transport Corp.	258,000	537,053

		3,488,869

Media - 1.1%
Publicis Groupe SA	4,472	314,430
WPP plc	80,539	935,793

		1,250,223

Metals & Mining - 7.1%
BHP Group Ltd.	109,349	3,804,866
China Hongqiao Group Ltd.	731,000	844,909
Fortescue Metals Group Ltd.	23,564	369,281
Gerdau SA (Preference)	43,000	276,507
Kumba Iron Ore Ltd.	27,907	847,979
MMC Norilsk Nickel PJSC‡	2,128	—
Rio Tinto plc	14,792	1,150,717
Severstal PAO*‡	7,952	—
Vedanta Ltd.	201,197	816,293

		8,110,552

Oil, Gas & Consumable Fuels - 7.2%
Adaro Energy Indonesia Tbk. PT	2,154,300	425,399
BP plc	161,207	970,181
Canadian Natural Resources Ltd.	26,617	1,629,115
China Petroleum & Chemical Corp., Class H	602,000	324,096
Coal India Ltd.	269,911	740,759

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Exxaro Resources Ltd.	62,178	776,926
Ovintiv, Inc.(b)	14,921	734,561
Pembina Pipeline Corp.(b)	8,170	289,059
Petroleo Brasileiro SA	150,500	870,819
Petroleo Brasileiro SA (Preference)	172,000	880,700
Shell plc	7,095	207,361
Var Energi ASA	13,158	39,837
Woodside Energy Group Ltd.	15,309	391,152

		8,279,965

Personal Products - 2.0%
L’Oreal SA	5,590	2,295,149

Pharmaceuticals - 3.8%
Astellas Pharma, Inc.	25,800	379,426
China Medical System Holdings Ltd.	402,000	693,373
Chugai Pharmaceutical Co. Ltd.	1,600	41,315
CSPC Pharmaceutical Group Ltd.	632,000	720,807
GSK plc	43,903	769,333
Novartis AG (Registered)	1,247	111,921
Novo Nordisk A/S, Class B	989	136,154
Orion OYJ, Class B	16,082	859,146
Roche Holding AG	1,032	320,411
Takeda Pharmaceutical Co. Ltd.	10,600	333,377

		4,365,263

Professional Services - 1.6%
Adecco Group AG (Registered)(b)	5,633	207,601
Nihon M&A Center Holdings, Inc.	57,500	580,549
Recruit Holdings Co. Ltd.	33,200	1,057,948

		1,846,098

Real Estate Management & Development - 1.0%
China Evergrande Group*‡(b)	928,000	1,307
China Resources Land Ltd.	92,000	441,306
Daiwa House Industry Co. Ltd.	5,300	126,789
Land & Houses PCL, NVDR	1,229,800	368,828
NEPI Rockcastle NV	37,625	233,274

		1,171,504

Road & Rail - 0.7%
Aurizon Holdings Ltd.	298,162	775,268

Semiconductors & Semiconductor Equipment - 7.4%
ASM International NV	1,677	561,327
ASML Holding NV	7,138	4,671,491
Globalwafers Co. Ltd.	11,000	191,607
Novatek Microelectronics Corp.	78,000	922,232
Silergy Corp.	16,000	320,266
Taiwan Semiconductor Manufacturing Co. Ltd.	65,000	1,130,058
Tokyo Electron Ltd.	1,800	625,214

		8,422,195

Software - 0.9%
Nemetschek SE	5,547	294,408
SAP SE	6,751	794,634

		1,089,042

Specialty Retail - 1.5%
Fast Retailing Co. Ltd.(b)	500	301,511
Industria de Diseno Textil SA	34,658	1,077,266
USS Co. Ltd.	17,200	281,850

		1,660,627

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 1.1%
Asustek Computer, Inc.	24,000	217,419
Samsung Electronics Co. Ltd.	12,943	640,950
Samsung Electronics Co. Ltd. (Preference)	8,815	393,591

		1,251,960

Textiles, Apparel & Luxury Goods - 4.3%
Burberry Group plc	12,255	371,294
Cie Financiere Richemont SA (Registered)	10,621	1,623,062
Eclat Textile Co. Ltd.	13,000	214,971
Hermes International	102	189,927
Kering SA	1,634	1,012,413
LVMH Moet Hennessy Louis Vuitton SE	258	224,161
Moncler SpA	4,687	291,166
Pandora A/S	11,266	930,911

		4,857,905

Tobacco - 1.5%
Imperial Brands plc	34,658	866,576
Japan Tobacco, Inc.(b)	44,000	898,305

		1,764,881

Trading Companies & Distributors - 0.7%
Ferguson plc(b)	2,666	372,848
Howden Joinery Group plc	46,483	395,083

		767,931

Wireless Telecommunication Services - 0.2%
SK Telecom Co. Ltd.	2,924	110,617
Vodafone Group plc	65,919	75,570

		186,187

TOTAL COMMON STOCKS (COST $110,819,446)		112,422,514

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.6%

REPURCHASE AGREEMENTS - 0.6%
Citigroup Global Markets, Inc., 4.27%, dated 1/31/2023, due 2/1/2023, repurchase price $712,571, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.13%, maturing 5/15/2029 - 5/15/2048; total market value $723,564 (Cost $712,486)	712,486	712,486

Total Investments - 99.1% (Cost $111,531,932)		113,135,000
Other assets less liabilities - 0.9%		1,049,908

Net Assets - 100.0%		114,184,908

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $4,681,140, collateralized in the form of cash with a value of $712,486 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,890,455 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 9, 2023 – November 15, 2052 and $470,054 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 25, 2023 – June 30, 2120; a total value of $5,072,995.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $712,486.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	11	03/17/2023	USD	$1,165,450	$73,003
MSCI Emerging Markets E-Mini Index	12	03/17/2023	USD	626,760	31,054

					$104,057

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of January 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	85,542	UBS AG	USD	62,537	03/15/2023	$1,587
JPY	4,300,000	JPMorgan Chase Bank NA	USD	31,826	03/15/2023	1,419

Total unrealized appreciation						$3,006

USD	126,054	BNP Paribas SA	CHF	116,272	03/15/2023	$(1,045)
USD	54,354	JPMorgan Chase Bank NA	EUR	50,000	03/15/2023	(87)
USD	82,636	UBS AG	EUR	77,284	03/15/2023	(1,512)
USD	43,890	Citibank NA	GBP	35,918	03/15/2023	(367)
USD	101,316	Toronto-Dominion Bank (The)	JPY	13,724,060	03/15/2023	(4,790)

Total unrealized depreciation						$(7,801)

Net unrealized depreciation						$(4,795)

Abbreviations:

CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	7.6%
Austria	0.9
Belgium	1.0
Brazil	2.3
Canada	6.2
Chile	0.1
China	10.9
Denmark	2.3
Finland	1.7
France	5.4
Germany	4.7
Greece	0.9
India	2.9
Indonesia	0.4
Italy	1.1
Japan	11.0
Mexico	0.2
Netherlands	4.9
Norway	0.3
Poland	1.3
Portugal	0.1
Singapore	0.5
South Africa	2.5
South Korea	3.0
Spain	1.9
Sweden	3.3
Switzerland	5.6
Taiwan	4.3
Thailand	0.3
Turkey	0.8
United Arab Emirates	0.5
United Kingdom	9.6
Other[1]	1.5

100.0%

[1] Includes	any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.5%
Securities Lending Reinvestments	0.6
Others(1)	0.9

100.0%

(1) Includes	any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	65,180,259	65,474,758
2.00%, 1/15/2026	44,844,603	45,115,248
2.38%, 1/15/2027	35,832,025	36,960,524
1.75%, 1/15/2028	32,757,315	33,300,178
3.63%, 4/15/2028	45,201,579	50,103,125
2.50%, 1/15/2029	29,039,015	30,890,252
3.88%, 4/15/2029	52,040,034	59,598,036
U.S. Treasury Inflation Linked Notes
0.63%, 1/15/2024	133,972	131,348
0.50%, 4/15/2024	55,297,955	53,915,507
0.13%, 7/15/2024	74,977,838	72,790,008
0.13%, 10/15/2024	59,590,801	57,674,468
0.25%, 1/15/2025	75,226,602	72,568,694
0.13%, 4/15/2025	59,728,483	57,263,516
0.38%, 7/15/2025	75,236,122	72,772,580
0.13%, 10/15/2025	57,447,022	55,092,293
0.63%, 1/15/2026	241,692,703	233,793,632
0.13%, 4/15/2026	205,965,235	195,656,916
0.13%, 7/15/2026	208,277,625	198,518,679
0.13%, 10/15/2026	189,815,306	180,470,979
0.38%, 1/15/2027	69,210,024	66,130,718
0.13%, 4/15/2027(a)	60,643,912	57,269,410
0.38%, 7/15/2027	65,744,501	62,910,553
1.63%, 10/15/2027	59,966,340	60,746,371
0.50%, 1/15/2028	68,590,400	65,640,477
0.75%, 7/15/2028	63,695,204	61,811,717
0.88%, 1/15/2029	62,347,635	60,673,869
0.25%, 7/15/2029	118,715	111,230

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,085,632,353)		2,007,385,086

Total Investments - 99.9% (Cost $2,085,632,353)		2,007,385,086
Other assets less liabilities - 0.1%		1,782,563

Net Assets - 100.0%		2,009,167,649

(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $56,454,475, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2025 – May 15, 2051; a total value of $57,529,883.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares ® iBoxx 3-Year Target Duration TIPS Index Fund (cont.)

Security Type	% of Net Assets
U.S. Treasury Obligations	99.9%
Others(1)	0.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2027	16,323,117	16,837,200
1.75%, 1/15/2028	14,864,497	15,110,835
3.63%, 4/15/2028	20,554,874	22,783,793
2.50%, 1/15/2029	21,560,865	22,935,370
3.88%, 4/15/2029	39,229,232	44,926,665
3.38%, 4/15/2032	5,556,729	6,532,630
2.13%, 2/15/2040	13,863,531	15,242,438
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2026	30,073,113	28,567,989
0.13%, 7/15/2026(a)	30,428,003	29,002,285
0.13%, 10/15/2026	27,737,326	26,371,858
0.38%, 1/15/2027	31,548,511	30,144,849
0.13%, 4/15/2027(a)	27,547,777	26,014,894
0.38%, 7/15/2027	29,862,510	28,575,273
1.63%, 10/15/2027	28,492,755	28,863,383
0.50%, 1/15/2028	31,158,363	29,818,310
0.75%, 7/15/2028	47,796,606	46,383,245
0.88%, 1/15/2029	46,608,630	45,357,389
0.25%, 7/15/2029	50,915,821	47,705,737
0.13%, 1/15/2030	31,565,349	29,070,947
0.13%, 7/15/2030(a)	33,067,514	30,392,404
0.13%, 1/15/2031	32,934,833	30,052,392
0.13%, 7/15/2031	34,558,587	31,439,540
0.13%, 1/15/2032	36,485,249	32,941,120
0.63%, 7/15/2032	33,173,044	31,372,499
1.13%, 1/15/2033	12,102,340	11,959,255

TOTAL U.S. TREASURY OBLIGATIONS (Cost $745,970,945)		708,402,300

Total Investments - 99.9% (Cost $745,970,945)		708,402,300
Other assets less liabilities - 0.1%		1,027,655

Net Assets - 100.0%		709,429,955

(a)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $62,266,583, collateralized by $26,194,595 in U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2025 – May 15, 2051 and $37,753,767 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from February 8, 2023 – June 30, 2120; a total value of $63,948,363.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (cont.)

Security Type	% of Net Assets
U.S. Treasury Obligations	99.9%
Others(1)	0.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 97.5%

FHLMC
3.00%, 12/1/2026	85,482	82,984
3.00%, 1/1/2027	349,658	339,588
3.00%, 4/1/2027	286,379	278,154
2.50%, 1/1/2028	148,203	142,146
2.50%, 4/1/2028	463,453	443,976
2.00%, 6/1/2028	265,943	251,479
2.50%, 7/1/2028	231,749	221,603
2.50%, 1/1/2029	33,548	32,116
2.50%, 1/1/2030	379,869	364,181
2.00%, 8/1/2031	127,829	118,848
2.00%, 10/1/2031	28,011	26,044
3.00%, 4/1/2033	112,658	108,898
3.00%, 6/1/2033	90,780	87,527
5.00%, 5/1/2034	43,778	44,931
5.00%, 7/1/2034	231,545	238,198
3.00%, 5/1/2035	15,773	15,207
5.00%, 7/1/2035	232,543	239,227
5.00%, 8/1/2035	87,835	90,361
5.00%, 10/1/2035	15,403	15,810
3.00%, 11/1/2035	18,379	17,583
5.00%, 11/1/2035	147,214	151,447
5.00%, 12/1/2035	90,774	93,516
6.00%, 1/1/2037	58,999	62,355
6.00%, 4/1/2037	30,724	32,472
6.00%, 5/1/2037	51,927	54,881
5.00%, 2/1/2038	45,174	46,472
5.00%, 7/1/2038	136,769	140,708
5.00%, 10/1/2038	40,891	42,069
5.00%, 11/1/2038	162,727	167,024
5.00%, 12/1/2038	274,190	281,432
5.00%, 2/1/2039	107,735	110,832
5.00%, 5/1/2039	58,555	60,244
5.00%, 6/1/2039	21,161	21,771
5.00%, 7/1/2039	46,899	48,139
5.00%, 9/1/2039	56,675	58,093
6.00%, 11/1/2039	31,971	33,790
5.00%, 12/1/2039	190,776	196,281
5.00%, 1/1/2040	14,329	14,742
5.00%, 3/1/2040	37,385	38,464
5.00%, 4/1/2040	16,570	17,048
6.00%, 4/1/2040	36,860	38,570
5.00%, 5/1/2040	14,977	15,382
6.00%, 5/1/2040	87,746	91,885
5.00%, 7/1/2040	83,560	85,877
6.00%, 7/1/2040	138,250	145,934
5.00%, 9/1/2040	88,102	90,644
4.00%, 1/1/2041	13,225	13,080
5.00%, 5/1/2041	121,239	123,848
5.00%, 7/1/2041	183,599	188,884
3.50%, 11/1/2041	57,585	55,638

Investments	Principal Amount ($)	Value ($)
3.00%, 3/1/2042	10,043	9,455
4.50%, 3/1/2042	460,207	468,178
3.00%, 4/1/2042	76,432	71,958
3.00%, 6/1/2042	64,251	60,490
3.00%, 8/1/2042	35,784	33,690
3.00%, 11/1/2042	252,885	238,080
3.00%, 12/1/2042	78,256	73,675
3.00%, 1/1/2043	40,296	37,937
3.00%, 2/1/2043	20,936	19,711
3.00%, 3/1/2043	110,541	104,069
3.00%, 4/1/2043	26,183	24,649
3.00%, 6/1/2043	16,768	15,787
3.00%, 10/1/2043	50,689	47,721
4.00%, 8/1/2044	11,517	11,241
5.00%, 8/1/2044	33,648	34,616
4.00%, 1/1/2045	35,288	34,812
4.00%, 2/1/2045	78,636	78,321
4.50%, 2/1/2045	394,369	394,121
4.00%, 8/1/2045	87,965	86,803
4.00%, 9/1/2045	14,818	14,618
4.00%, 10/1/2045	148,480	146,363
4.00%, 11/1/2045	30,090	29,692
4.00%, 12/1/2045	12,421	12,253
4.00%, 1/1/2046	38,478	37,962
2.50%, 9/1/2046	22,681	20,224
3.00%, 11/1/2046	25,990	24,221
FHLMC UMBS
3.00%, 8/1/2026	55,247	53,702
3.00%, 1/1/2027	88,367	85,737
3.00%, 2/1/2027	49,001	47,490
3.00%, 4/1/2027	314,247	304,643
2.50%, 6/1/2027	29,367	28,198
2.50%, 3/1/2028	996,825	953,795
3.00%, 8/1/2029	132,666	129,211
2.50%, 8/1/2030	1,004,762	955,806
2.50%, 11/1/2030	42,816	40,896
3.00%, 5/1/2031	86,822	84,077
2.00%, 8/1/2031	31,190	28,968
4.00%, 8/1/2031	79,954	79,588
4.00%, 9/1/2031	70,174	69,853
2.00%, 11/1/2031	50,908	47,227
2.50%, 12/1/2031	677,647	644,101
2.00%, 1/1/2032	100,436	93,283
3.00%, 1/1/2032	396,784	385,809
4.00%, 1/1/2032	95,500	95,063
2.00%, 2/1/2032	106,544	98,949
3.50%, 2/1/2032	173,774	172,459
4.00%, 2/1/2032	142,351	141,699
3.50%, 3/1/2032	150,232	149,095
3.50%, 7/1/2032	111,207	109,270
2.00%, 12/1/2032	822,461	763,879
3.00%, 4/1/2033	1,652,832	1,594,176
3.50%, 5/1/2033	33,681	33,094
3.00%, 10/1/2033	3,690,973	3,594,673
3.00%, 4/1/2035	51,359	49,467

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.00%, 5/1/2035	222,312	214,121
3.00%, 8/1/2035	25,584	24,452
5.00%, 8/1/2035	376,177	386,600
2.00%, 10/1/2035	1,193,126	1,087,247
1.50%, 2/1/2036	1,247,560	1,106,152
2.00%, 3/1/2036	791,291	720,931
1.50%, 4/1/2036	822,229	728,993
4.00%, 5/1/2036	26,994	26,870
2.50%, 10/1/2036	671,444	623,145
5.00%, 3/1/2038	51,425	52,851
5.00%, 7/1/2039	73,698	75,568
3.00%, 9/1/2039	108,487	102,338
3.00%, 10/1/2039	31,406	29,626
5.00%, 10/1/2039	26,124	26,931
3.00%, 11/1/2039	122,837	115,875
3.00%, 1/1/2040	102,853	97,023
5.00%, 1/1/2040	26,296	27,120
5.00%, 3/1/2040	41,190	42,614
5.00%, 5/1/2040	55,093	56,622
2.00%, 7/1/2040	110,423	96,991
6.00%, 7/1/2040	638,815	674,606
1.50%, 10/1/2040	566,981	480,046
3.50%, 12/1/2040	43,860	42,333
2.00%, 1/1/2041	175,143	153,403
2.00%, 2/1/2041	1,259,182	1,105,999
1.50%, 3/1/2041	737,538	624,402
2.00%, 3/1/2041	631,965	555,083
4.50%, 3/1/2041	74,786	75,930
1.50%, 4/1/2041	212,897	180,239
2.00%, 4/1/2041	164,962	144,893
4.50%, 4/1/2041	15,991	16,252
1.50%, 5/1/2041	649,642	549,987
2.50%, 6/1/2041	822,250	746,732
4.00%, 1/1/2042	59,257	58,959
5.00%, 2/1/2042	48,616	49,965
3.00%, 3/1/2042	116,857	109,904
3.50%, 11/1/2042	74,053	71,436
3.00%, 12/1/2042	502,734	472,814
3.50%, 1/1/2043	39,270	37,930
3.50%, 2/1/2043	26,738	25,807
2.50%, 6/1/2043	397,654	354,230
4.00%, 12/1/2043	11,539	11,373
4.50%, 3/1/2044	55,252	55,990
4.00%, 6/1/2044	4,183	4,078
4.50%, 7/1/2044	20,711	20,879
4.00%, 8/1/2044	12,445	12,134
4.00%, 12/1/2044	742,485	726,823
4.50%, 12/1/2044	13,195	13,291
5.00%, 12/1/2044	126,403	129,909
4.00%, 2/1/2045	15,727	15,648
4.50%, 9/1/2045	14,839	14,918
4.00%, 10/1/2045	40,244	39,669
4.00%, 12/1/2045	19,946	19,767
4.50%, 12/1/2045	643,743	648,458
3.00%, 1/1/2046	43,996	40,972
4.00%, 1/1/2046	34,398	33,905
4.00%, 2/1/2046	1,080,128	1,067,171
4.50%, 4/1/2046	33,177	33,543

Investments	Principal Amount ($)	Value ($)
4.00%, 11/1/2046	995,973	969,567
4.50%, 3/1/2047	461,251	465,933
4.50%, 8/1/2048	443,841	447,046
FNMA UMBS
3.50%, 12/1/2025	668,263	660,524
4.00%, 5/1/2026	675,721	671,002
3.00%, 11/1/2026	776,215	753,249
3.00%, 12/1/2026	228,324	221,575
3.50%, 12/1/2026	364,555	360,851
3.00%, 1/1/2027	78,401	76,073
3.00%, 2/1/2027	88,357	85,687
3.00%, 6/1/2027	304,547	294,967
3.00%, 8/1/2027	311,390	301,478
3.00%, 10/1/2027	86,351	83,505
2.50%, 11/1/2027	454,409	434,911
3.00%, 11/1/2027	111,100	109,303
2.50%, 12/1/2027	211,144	202,361
2.50%, 1/1/2028	1,670,436	1,599,138
2.50%, 4/1/2028	69,809	66,843
2.50%, 9/1/2028	55,576	53,272
3.50%, 12/1/2028	102,352	100,799
3.00%, 2/1/2029	141,214	136,287
2.50%, 3/1/2029	261,171	249,951
2.50%, 6/1/2029	99,956	95,828
3.50%, 12/1/2029	1,637,563	1,612,746
2.50%, 7/1/2030	245,897	235,342
3.00%, 7/1/2030	930,071	897,660
2.50%, 8/1/2030	1,012,322	962,993
3.00%, 9/1/2030	1,319,719	1,274,229
3.50%, 10/1/2030	57,178	56,746
3.50%, 11/1/2030	9,923	9,848
3.50%, 2/1/2031	891,648	878,148
2.50%, 3/1/2031	504,067	481,642
4.00%, 8/1/2031	188,839	187,974
2.00%, 9/1/2031	25,584	23,763
2.00%, 11/1/2031	61,611	57,220
4.00%, 12/1/2031	65,931	65,629
2.00%, 2/1/2032	57,567	53,042
4.00%, 3/1/2032	46,497	46,284
3.50%, 7/1/2032	246,449	240,258
3.50%, 10/1/2032	351,505	347,924
6.00%, 12/1/2032	10,911	11,412
6.00%, 4/1/2033	6,847	7,148
3.00%, 5/1/2033	104,384	100,801
3.00%, 6/1/2033	93,036	89,844
3.00%, 7/1/2033	13,111	12,629
3.00%, 10/1/2033	22,825	21,985
4.00%, 10/1/2033	39,201	39,021
4.00%, 3/1/2034	693,750	688,905
6.00%, 3/1/2034	212,760	222,572
6.00%, 8/1/2034	37,499	39,239
6.50%, 9/1/2034	103,717	109,610
6.00%, 12/1/2034	167,705	175,416
3.00%, 2/1/2035	854,785	832,494
6.00%, 4/1/2035	631,430	659,922
3.00%, 7/1/2035	1,992,757	1,934,086
5.00%, 8/1/2035	21,902	22,509
1.50%, 11/1/2035	840,891	745,374

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
6.00%, 11/1/2035	31,889	33,359
5.00%, 12/1/2035	48,108	49,440
2.00%, 1/1/2036	501,464	457,010
5.00%, 2/1/2036	182,112	187,156
4.50%, 6/1/2036	476,905	483,766
6.00%, 6/1/2036	43,950	46,224
2.00%, 7/1/2036	993,981	905,721
2.50%, 7/1/2036	778,993	729,478
5.00%, 7/1/2036	21,119	21,704
6.50%, 8/1/2036	16,900	17,838
6.00%, 9/1/2036	676,659	707,748
2.50%, 11/1/2036	818,793	759,967
6.00%, 11/1/2036	41,531	43,781
1.50%, 2/1/2037	1,282,580	1,136,749
6.00%, 6/1/2037	95,476	100,307
6.00%, 8/1/2037	146,756	153,508
6.00%, 9/1/2037	21,287	22,406
6.50%, 10/1/2037	31,596	32,849
5.00%, 3/1/2038	53,958	55,454
5.00%, 5/1/2038	41,091	42,229
6.00%, 5/1/2038	14,236	15,019
3.00%, 8/1/2038	95,797	91,563
6.00%, 9/1/2038	27,014	28,369
5.00%, 6/1/2039	48,798	50,150
3.50%, 8/1/2039	1,088,035	1,066,376
5.00%, 10/1/2039	50,549	51,954
3.00%, 1/1/2040	39,592	37,349
5.00%, 2/1/2040	40,021	41,773
5.00%, 3/1/2040	155,953	160,287
5.00%, 6/1/2040	15,285	15,682
6.00%, 6/1/2040	108,183	113,170
2.00%, 11/1/2040	721,104	633,392
2.00%, 12/1/2040	388,536	341,274
2.00%, 1/1/2041	181,923	159,792
3.50%, 1/1/2041	38,051	36,804
1.50%, 2/1/2041	815,912	690,810
2.50%, 2/1/2041	284,226	253,730
3.50%, 2/1/2041	23,767	22,936
4.50%, 2/1/2041	119,472	121,074
1.50%, 4/1/2041	440,933	373,325
2.00%, 5/1/2041	847,231	744,167
4.50%, 5/1/2041	39,601	40,195
5.00%, 5/1/2041	33,684	34,619
6.00%, 5/1/2041	24,590	25,904
4.50%, 6/1/2041	537,687	544,898
2.50%, 7/1/2041	830,891	754,576
5.00%, 7/1/2041	443,441	455,744
6.00%, 7/1/2041	692,272	728,300
4.50%, 8/1/2041	116,218	118,113
5.00%, 8/1/2041	65,058	67,047
4.00%, 9/1/2041	203,750	202,544
4.50%, 9/1/2041	73,724	74,712
3.50%, 10/1/2041	132,700	128,081
4.00%, 10/1/2041	50,641	50,387
5.00%, 10/1/2041	64,101	65,879
4.00%, 11/1/2041	74,200	73,309
4.00%, 12/1/2041	17,894	17,679
4.00%, 1/1/2042	163,456	159,703

Investments	Principal Amount ($)	Value ($)
4.50%, 1/1/2042	18,485	18,786
6.00%, 1/1/2042	71,988	76,282
3.00%, 3/1/2042	146,780	138,047
4.00%, 3/1/2042	84,594	84,258
3.00%, 4/1/2042	49,323	46,389
4.50%, 4/1/2042	99,391	101,008
3.50%, 5/1/2042	25,045	24,173
4.50%, 5/1/2042	70,798	71,950
3.50%, 6/1/2042	44,748	43,191
3.50%, 7/1/2042	133,390	128,746
4.00%, 7/1/2042	114,505	114,748
3.50%, 8/1/2042	41,513	40,222
3.00%, 9/1/2042	72,016	67,730
3.50%, 9/1/2042	14,049	13,560
4.00%, 9/1/2042	70,153	69,800
3.00%, 10/1/2042	148,683	139,835
3.50%, 10/1/2042	25,767	24,870
2.50%, 12/1/2042	239,104	212,994
3.00%, 12/1/2042	142,684	134,193
2.50%, 1/1/2043	7,996	7,123
3.00%, 1/1/2043	135,494	127,430
3.50%, 1/1/2043	38,785	37,419
4.00%, 1/1/2043	75,237	74,559
4.50%, 1/1/2043	187,372	190,421
2.50%, 2/1/2043	749,531	667,390
3.00%, 2/1/2043	188,304	177,096
3.50%, 2/1/2043	73,372	70,833
3.50%, 3/1/2043	88,634	85,548
2.50%, 5/1/2043	12,501	11,012
2.50%, 6/1/2043	6,617	5,879
4.00%, 8/1/2043	39,835	39,289
4.00%, 9/1/2043	94,310	93,460
4.50%, 9/1/2043	26,276	26,547
4.00%, 10/1/2043	118,032	116,346
4.00%, 11/1/2043	243,880	242,450
4.50%, 11/1/2043	93,439	94,302
4.50%, 12/1/2043	63,626	64,430
4.00%, 1/1/2044	94,886	93,526
4.50%, 2/1/2044	18,281	18,415
4.50%, 3/1/2044	107,596	110,126
5.00%, 3/1/2044	19,237	19,830
4.00%, 4/1/2044	918,146	907,147
4.50%, 4/1/2044	196,843	198,563
5.00%, 6/1/2044	31,634	32,502
4.00%, 10/1/2044	37,301	37,014
4.50%, 10/1/2044	8,742	8,806
4.50%, 12/1/2044	34,289	34,540
4.00%, 2/1/2045	27,254	26,859
4.50%, 2/1/2045	115,757	116,604
4.00%, 4/1/2045	24,619	24,392
4.00%, 8/1/2045	11,401	11,235
4.00%, 11/1/2045	63,390	62,781
4.50%, 11/1/2045	77,009	77,781
4.00%, 12/1/2045	312,910	309,853
4.00%, 2/1/2046	8,241	8,179
4.50%, 3/1/2046	127,909	129,179
4.00%, 4/1/2046	11,363	11,210
2.50%, 6/1/2046	75,662	67,409

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.50%, 6/1/2046	86,417	87,050
4.50%, 7/1/2046	17,364	17,491
4.50%, 8/1/2046	15,151	15,262
2.50%, 10/1/2046	60,937	54,285
4.50%, 10/1/2046	29,545	29,761
2.50%, 12/1/2046	20,858	18,531
4.50%, 1/1/2047	27,250	27,450
4.00%, 2/1/2047	30,294	29,945
4.50%, 2/1/2047	33,682	34,129
4.50%, 3/1/2047	182,472	185,439
4.50%, 5/1/2047	542,466	542,730
4.50%, 7/1/2047	80,895	81,487
5.00%, 7/1/2047	247,178	254,021
4.50%, 4/1/2048	740,720	752,769
4.00%, 7/1/2048	132,516	131,257
6.00%, 2/1/2049	87,713	93,548
4.50%, 11/1/2049	922,679	929,433
GNMA
6.00%, 3/15/2033	47,379	50,260
5.50%, 8/20/2033	28,487	29,511
5.50%, 11/20/2033	26,796	27,289
6.00%, 12/15/2033	77,488	81,769
5.50%, 3/20/2034	32,927	34,355
5.50%, 7/20/2034	20,644	21,586
5.50%, 9/20/2034	8,891	9,096
6.00%, 2/15/2035	21,169	22,456
5.50%, 3/20/2036	65,166	68,452
5.50%, 9/20/2038	39,266	41,264
5.50%, 2/20/2039	65,059	68,362
4.50%, 5/15/2039	2,020,438	2,049,430
5.00%, 11/15/2039	1,946,498	2,006,671
4.00%, 6/15/2040	322,465	320,409
4.00%, 8/15/2040	312,335	310,339
4.00%, 11/15/2040	245,584	243,977
5.50%, 12/20/2040	18,855	19,794
5.50%, 1/20/2041	19,657	20,650
5.50%, 5/20/2041	115,351	121,213
4.00%, 9/15/2041	948,038	935,060
4.50%, 11/15/2041	420,319	425,161
5.50%, 11/20/2041	190,928	200,645
5.50%, 12/20/2041	49,782	51,427
5.50%, 2/20/2042	13,033	13,689
3.50%, 6/15/2042	458,116	444,208
2.50%, 3/20/2043	41,794	37,876
2.50%, 5/20/2043	60,679	54,987
5.50%, 3/20/2044	57,901	60,822
4.50%, 10/20/2044	121,722	124,768
2.50%, 11/20/2044	36,213	32,816
5.00%, 6/20/2045	155,458	160,546
4.00%, 8/15/2045	1,804,920	1,769,419
4.50%, 12/20/2045	257,039	263,435
5.50%, 3/20/2046	527,428	554,287
4.50%, 4/20/2046	864,909	886,347
5.00%, 5/20/2046	365,601	377,576
3.50%, 6/15/2046	2,182,290	2,111,034
5.50%, 2/20/2047	251,910	264,678
5.00%, 5/20/2048	139,985	142,999
5.50%, 1/20/2049	325,831	334,693

Investments	Principal Amount ($)	Value ($)
5.50%, 7/20/2049	9,688	10,032
4.00%, 12/20/2051	442,373	429,443
5.50%, 11/20/2052	1,943	1,976

TOTAL MORTGAGE-BACKED SECURITIES (Cost $101,426,015)		94,376,393

Total Investments - 97.5% (Cost $101,426,015)		94,376,393

Other assets less liabilities - 2.5%		2,392,066

Net Assets - 100.0%		96,768,459

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
UMBS	Uniform Mortgage-Backed Securities

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Security Type	% of Net Assets
Mortgage-Backed Securities	97.5%
Others(1)	2.5

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.6%

Aerospace & Defense - 0.9%
Boeing Co. (The)
5.15%, 5/1/2030	100,000	100,791
General Dynamics Corp.
3.50%, 5/15/2025	375,000	367,275
3.75%, 5/15/2028	600,000	583,683
L3Harris Technologies, Inc.
4.40%, 6/15/2028	500,000	495,598
Leidos, Inc.
4.38%, 5/15/2030	250,000	236,023
Lockheed Martin Corp.
3.55%, 1/15/2026	151,000	148,354
Precision Castparts Corp.
3.25%, 6/15/2025	135,000	129,880

		2,061,604

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	210,000	205,069
United Parcel Service, Inc.
2.50%, 9/1/2029	1,000,000	895,455
4.45%, 4/1/2030	50,000	50,506

		1,151,030

Auto Components - 0.1%
BorgWarner, Inc.
2.65%, 7/1/2027	200,000	183,995

Banks - 28.1%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(a)	600,000	617,698
Banco Santander SA
5.18%, 11/19/2025	150,000	149,520
1.72%, 9/14/2027(a)	600,000	526,891
Bank of America Corp.
4.45%, 3/3/2026	450,000	445,936
3.38%, 4/2/2026(a)	1,250,000	1,209,141
1.73%, 7/22/2027(a)	360,000	322,564
Series L, 4.18%, 11/25/2027	775,000	761,013
3.82%, 1/20/2028(a)	500,000	481,348
3.71%, 4/24/2028(a)	5,000	4,768
4.95%, 7/22/2028(a)	775,000	776,329
3.42%, 12/20/2028(a)	200,000	187,057
4.27%, 7/23/2029(a)	300,000	290,007
3.97%, 2/7/2030(a)	300,000	283,721
3.19%, 7/23/2030(a)	250,000	224,208
2.50%, 2/13/2031(a)	600,000	510,375
2.59%, 4/29/2031(a)	188,000	160,784
1.90%, 7/23/2031(a)	250,000	202,088
Series N, 2.65%, 3/11/2032(a)	500,000	421,483
2.69%, 4/22/2032(a)	162,000	136,769

Investments	Principal Amount ($)	Value ($)
2.30%, 7/21/2032(a)	500,000	407,008
2.57%, 10/20/2032(a)	250,000	206,712
3.85%, 3/8/2037(a)	200,000	174,287
Bank of Montreal
2.65%, 3/8/2027	300,000	279,660
Series H, 4.70%, 9/14/2027	250,000	251,044
3.80%, 12/15/2032(a)	500,000	457,758
3.09%, 1/10/2037(a)	25,000	20,329
Bank of Nova Scotia (The)
4.50%, 12/16/2025	350,000	345,839
Series 2, 3.62%, 10/27/2081(a)	250,000	197,620
8.62%, 10/27/2082(a)	300,000	319,428
BankUnited, Inc.
5.13%, 6/11/2030	250,000	242,583
Barclays plc
4.38%, 9/11/2024	440,000	434,020
3.65%, 3/16/2025	150,000	145,830
5.20%, 5/12/2026	250,000	248,994
5.30%, 8/9/2026(a)	450,000	450,029
4.84%, 5/9/2028	300,000	289,810
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	300,000	285,421
Citigroup, Inc.
3.35%, 4/24/2025(a)	600,000	587,038
5.50%, 9/13/2025	650,000	658,952
4.60%, 3/9/2026	380,000	377,778
3.11%, 4/8/2026(a)	500,000	479,469
3.20%, 10/21/2026	300,000	284,241
4.45%, 9/29/2027	1,000,000	981,113
3.89%, 1/10/2028(a)	500,000	480,129
3.67%, 7/24/2028(a)	500,000	473,595
2.98%, 11/5/2030(a)	1,400,000	1,231,197
2.67%, 1/29/2031(a)	500,000	430,352
4.41%, 3/31/2031(a)	386,000	370,250
2.57%, 6/3/2031(a)	250,000	212,153
2.56%, 5/1/2032(a)	50,000	41,639
6.63%, 6/15/2032	375,000	411,020
3.06%, 1/25/2033(a)	200,000	171,327
Citizens Financial Group, Inc.
3.25%, 4/30/2030	200,000	180,423
Comerica, Inc.
4.00%, 2/1/2029	300,000	290,335
Cooperatieve Rabobank UA
3.75%, 7/21/2026	250,000	238,984
Discover Bank
2.45%, 9/12/2024	500,000	478,247
4.65%, 9/13/2028	250,000	242,989
2.70%, 2/6/2030	300,000	250,735
Fifth Third Bancorp
2.55%, 5/5/2027	200,000	184,462
4.06%, 4/25/2028(a)	250,000	241,721
6.36%, 10/27/2028(a)	500,000	529,056

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.77%, 7/28/2030(a)	275,000	271,759
Fifth Third Bank NA
3.85%, 3/15/2026	350,000	337,539
HSBC Holdings plc
3.80%, 3/11/2025(a)	450,000	441,565
4.29%, 9/12/2026(a)	650,000	632,992
4.04%, 3/13/2028(a)	490,000	469,756
7.39%, 11/3/2028(a)	1,000,000	1,090,111
4.58%, 6/19/2029(a)	870,000	842,942
3.97%, 5/22/2030(a)	590,000	544,099
2.36%, 8/18/2031(a)	50,000	40,456
2.80%, 5/24/2032(a)	200,000	164,576
5.40%, 8/11/2033(a)	200,000	199,737
Huntington Bancshares, Inc.
4.00%, 5/15/2025	150,000	147,145
2.55%, 2/4/2030	200,000	171,558
ING Groep NV
3.55%, 4/9/2024	150,000	147,464
1.73%, 4/1/2027(a)	500,000	449,010
4.02%, 3/28/2028(a)	500,000	479,872
4.55%, 10/2/2028	300,000	293,430
4.05%, 4/9/2029	200,000	190,049
JPMorgan Chase & Co.
2.30%, 10/15/2025(a)	120,000	114,227
2.00%, 3/13/2026(a)	115,000	108,183
2.08%, 4/22/2026(a)	1,000,000	939,152
3.96%, 1/29/2027(a)	750,000	732,719
1.58%, 4/22/2027(a)	250,000	224,685
3.63%, 12/1/2027	200,000	192,120
3.78%, 2/1/2028(a)	400,000	384,482
4.85%, 7/25/2028(a)	600,000	599,848
4.01%, 4/23/2029(a)	130,000	124,639
4.20%, 7/23/2029(a)	400,000	385,950
4.45%, 12/5/2029(a)	500,000	487,647
3.70%, 5/6/2030(a)	250,000	232,821
2.74%, 10/15/2030(a)	200,000	174,803
4.49%, 3/24/2031(a)	150,000	146,434
2.96%, 5/13/2031(a)	500,000	433,776
1.95%, 2/4/2032(a)	225,000	180,813
2.96%, 1/25/2033(a)	100,000	85,722
4.59%, 4/26/2033(a)	400,000	388,293
4.91%, 7/25/2033(a)	800,000	797,070
KeyCorp
2.25%, 4/6/2027	300,000	274,187
4.10%, 4/30/2028	200,000	194,565
2.55%, 10/1/2029	150,000	130,554
Lloyds Banking Group plc
3.51%, 3/18/2026(a)	600,000	577,335
M&T Bank Corp.
4.55%, 8/16/2028(a)	120,000	119,614
Mitsubishi UFJ Financial Group, Inc.
3.41%, 3/7/2024	50,000	49,195
2.19%, 2/25/2025	700,000	662,111
3.29%, 7/25/2027	700,000	660,408
2.34%, 1/19/2028(a)	1,000,000	902,994
3.74%, 3/7/2029	200,000	189,578
3.20%, 7/18/2029	500,000	453,025

Investments	Principal Amount ($)	Value ($)
2.05%, 7/17/2030	100,000	82,068
2.31%, 7/20/2032(a)	500,000	405,325
Mizuho Financial Group, Inc.
2.23%, 5/25/2026(a)	700,000	650,685
1.23%, 5/22/2027(a)	500,000	439,597
3.17%, 9/11/2027	450,000	419,512
4.02%, 3/5/2028	340,000	327,261
4.25%, 9/11/2029(a)	250,000	239,313
3.15%, 7/16/2030(a)	150,000	132,230
2.59%, 5/25/2031(a)	250,000	208,949
2.56%, 9/13/2031	50,000	40,031
National Australia Bank Ltd.
3.91%, 6/9/2027	550,000	536,453
NatWest Group plc
5.08%, 1/27/2030(a)	1,250,000	1,234,506
4.44%, 5/8/2030(a)	950,000	905,164
PNC Bank NA
3.88%, 4/10/2025	250,000	245,005
4.05%, 7/26/2028	250,000	241,778
2.70%, 10/22/2029	500,000	439,029
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	550,000	544,560
2.55%, 1/22/2030	250,000	219,663
Regions Financial Corp.
2.25%, 5/18/2025	600,000	566,853
Royal Bank of Canada
4.65%, 1/27/2026	550,000	546,618
Santander Holdings USA, Inc.
4.50%, 7/17/2025	190,000	187,415
Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	185,427
Sumitomo Mitsui Financial Group, Inc.
1.47%, 7/8/2025	250,000	229,660
2.63%, 7/14/2026	550,000	510,634
1.40%, 9/17/2026	450,000	397,835
3.45%, 1/11/2027	110,000	104,823
3.36%, 7/12/2027	400,000	378,871
1.90%, 9/17/2028	240,000	205,172
4.31%, 10/16/2028	450,000	435,307
2.47%, 1/14/2029	1,450,000	1,261,951
3.04%, 7/16/2029	300,000	268,220
2.72%, 9/27/2029	250,000	215,909
2.75%, 1/15/2030	200,000	174,236
2.13%, 7/8/2030	250,000	206,661
2.14%, 9/23/2030	250,000	200,289
SVB Financial Group
3.13%, 6/5/2030	500,000	429,220
Toronto-Dominion Bank (The)
3.25%, 3/11/2024	450,000	442,252
1.25%, 9/10/2026	350,000	310,677
3.62%, 9/15/2031(a)	200,000	189,040
4.46%, 6/8/2032	770,000	755,793
Truist Bank
3.63%, 9/16/2025	500,000	485,649
Truist Financial Corp.
2.85%, 10/26/2024	100,000	97,335
4.00%, 5/1/2025	160,000	157,550

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
US Bancorp
3.38%, 2/5/2024	200,000	197,046
3.95%, 11/17/2025	200,000	197,652
3.90%, 4/26/2028	500,000	493,036
4.55%, 7/22/2028(a)	550,000	549,174
3.00%, 7/30/2029	200,000	182,129
4.97%, 7/22/2033(a)	100,000	99,583
Wells Fargo & Co.
3.00%, 2/19/2025	450,000	433,957
3.55%, 9/29/2025	430,000	417,716
2.41%, 10/30/2025(a)	500,000	477,319
3.00%, 4/22/2026	450,000	427,278
4.10%, 6/3/2026	240,000	235,895
3.20%, 6/17/2027(a)	1,000,000	946,489
4.30%, 7/22/2027	500,000	494,413
3.53%, 3/24/2028(a)	500,000	475,501
3.58%, 5/22/2028(a)	1,110,000	1,054,851
2.39%, 6/2/2028(a)	850,000	770,331
4.81%, 7/25/2028(a)	700,000	698,509
2.88%, 10/30/2030(a)	450,000	398,247
2.57%, 2/11/2031(a)	450,000	387,802
4.48%, 4/4/2031(a)	500,000	486,756
Westpac Banking Corp.
2.89%, 2/4/2030(a)	250,000	233,339
4.32%, 11/23/2031(a)	200,000	192,157
4.11%, 7/24/2034(a)	400,000	362,061
2.67%, 11/15/2035(a)	300,000	235,641

		66,857,695

Beverages - 0.8%
Coca-Cola Co. (The)
3.45%, 3/25/2030	150,000	143,165
2.25%, 1/5/2032	300,000	259,285
Coca-Cola Femsa SAB de CV
2.75%, 1/22/2030	300,000	269,322
Constellation Brands, Inc.
4.65%, 11/15/2028	300,000	298,140
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029	300,000	288,857
4.05%, 4/15/2032	150,000	142,185
PepsiCo, Inc.
7.00%, 3/1/2029	360,000	413,351
3.90%, 7/18/2032	200,000	195,406

		2,009,711

Biotechnology - 2.3%
AbbVie, Inc.
3.80%, 3/15/2025	500,000	490,400
2.95%, 11/21/2026	2,000,000	1,892,660
4.25%, 11/14/2028	500,000	495,418
3.20%, 11/21/2029	1,000,000	929,835
Amgen, Inc.
3.00%, 2/22/2029	500,000	459,145
4.05%, 8/18/2029	450,000	434,672
2.45%, 2/21/2030	250,000	217,419
Gilead Sciences, Inc.
3.65%, 3/1/2026	280,000	272,745
2.95%, 3/1/2027	250,000	236,947

		5,429,241

Investments	Principal Amount ($)	Value ($)
Building Products - 1.0%
Allegion plc
3.50%, 10/1/2029	250,000	224,125
Carlisle Cos., Inc.
3.75%, 12/1/2027	150,000	143,895
Carrier Global Corp.
2.49%, 2/15/2027	700,000	646,492
2.72%, 2/15/2030	250,000	218,376
Lennox International, Inc.
1.35%, 8/1/2025	450,000	411,672
Masco Corp.
3.50%, 11/15/2027	450,000	429,131
Owens Corning
3.95%, 8/15/2029	320,000	303,406

		2,377,097

Capital Markets - 6.7%
Ameriprise Financial, Inc.
2.88%, 9/15/2026	100,000	93,972
Ares Capital Corp.
2.15%, 7/15/2026	500,000	436,933
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	175,000	152,451
Bank of New York Mellon Corp. (The)
2.45%, 8/17/2026	300,000	280,290
3.99%, 6/13/2028(a)	300,000	292,166
BlackRock, Inc.
3.20%, 3/15/2027	150,000	144,489
3.25%, 4/30/2029	350,000	331,957
Blackstone Secured Lending Fund
3.63%, 1/15/2026	700,000	652,742
2.13%, 2/15/2027	250,000	211,893
Cboe Global Markets, Inc.
3.65%, 1/12/2027	150,000	146,208
1.63%, 12/15/2030	150,000	122,101
Charles Schwab Corp. (The)
4.20%, 3/24/2025	300,000	298,732
2.45%, 3/3/2027	1,900,000	1,767,822
3.20%, 1/25/2028	100,000	95,328
4.00%, 2/1/2029	400,000	389,636
CME Group, Inc.
3.00%, 3/15/2025	325,000	316,399
3.75%, 6/15/2028	100,000	98,142
Credit Suisse AG
1.25%, 8/7/2026	400,000	336,337
Credit Suisse Group AG
3.75%, 3/26/2025	100,000	93,843
Deutsche Bank AG
3.70%, 5/30/2024	505,000	500,821
1.45%, 4/1/2025(a)	750,000	708,384
3.96%, 11/26/2025(a)	100,000	96,862
2.13%, 11/24/2026(a)	250,000	225,534
3.55%, 9/18/2031(a)	200,000	173,775
Goldman Sachs BDC, Inc.
3.75%, 2/10/2025	150,000	145,753
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	500,000	495,203
3.85%, 7/8/2024	250,000	246,449

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.50%, 1/23/2025	415,000	403,794
3.50%, 4/1/2025	500,000	485,362
1.43%, 3/9/2027(a)	200,000	179,205
4.48%, 8/23/2028(a)	700,000	687,867
Lazard Group LLC
3.75%, 2/13/2025	450,000	438,017
4.50%, 9/19/2028	250,000	242,627
Moody’s Corp.
3.75%, 3/24/2025	250,000	244,872
4.25%, 2/1/2029	250,000	245,445
Morgan Stanley
0.79%, 5/30/2025(a)	500,000	469,471
2.72%, 7/22/2025(a)	500,000	482,782
3.13%, 7/27/2026	450,000	426,491
1.59%, 5/4/2027(a)	500,000	449,005
5.30%, 4/20/2037(a)	300,000	290,946
Nasdaq, Inc.
3.85%, 6/30/2026	165,000	161,035
1.65%, 1/15/2031	100,000	79,171
S&P Global, Inc.
2.95%, 1/22/2027	150,000	142,838
4.75%, 8/1/2028(b)	500,000	507,301
2.70%, 3/1/2029(b)	1,000,000	906,370
State Street Corp.
3.55%, 8/18/2025	300,000	293,980
Stifel Financial Corp.
4.00%, 5/15/2030	100,000	89,416

		16,080,217

Chemicals - 1.0%
Air Products and Chemicals, Inc.
1.85%, 5/15/2027	200,000	182,217
Cabot Corp.
4.00%, 7/1/2029	250,000	231,283
Celanese US Holdings LLC
6.38%, 7/15/2032	700,000	705,148
Dow Chemical Co. (The)
7.38%, 11/1/2029	300,000	343,613
FMC Corp.
3.20%, 10/1/2026	150,000	142,189
Huntsman International LLC
4.50%, 5/1/2029	250,000	234,426
Nutrien Ltd.
4.20%, 4/1/2029	100,000	96,957
Rohm and Haas Co.
7.85%, 7/15/2029	250,000	286,243
RPM International, Inc.
4.55%, 3/1/2029	250,000	238,060

		2,460,136

Commercial Services & Supplies - 0.5%
Cintas Corp. No.2
3.70%, 4/1/2027	350,000	341,278
RELX Capital, Inc.
3.00%, 5/22/2030	200,000	177,622
Republic Services, Inc.
3.95%, 5/15/2028	150,000	146,115
Waste Connections, Inc.
4.25%, 12/1/2028	200,000	196,880

Investments	Principal Amount ($)	Value ($)
Waste Management, Inc.
1.15%, 3/15/2028	250,000	213,505

		1,075,400

Communications Equipment - 0.5%
Cisco Systems, Inc.
3.63%, 3/4/2024	250,000	247,852
2.95%, 2/28/2026	50,000	48,243
Juniper Networks, Inc.
3.75%, 8/15/2029	500,000	461,198
Motorola Solutions, Inc.
4.60%, 2/23/2028	100,000	99,412
4.60%, 5/23/2029	300,000	292,857

		1,149,562

Consumer Finance - 1.4%
AerCap Ireland Capital DAC
1.65%, 10/29/2024	200,000	187,108
1.75%, 1/30/2026	300,000	269,655
American Express Co.
4.99%, 5/26/2033(a)	625,000	619,493
American Honda Finance Corp.
1.00%, 9/10/2025	200,000	182,361
Capital One Financial Corp.
3.30%, 10/30/2024	200,000	194,289
4.98%, 7/24/2026(a)	300,000	297,340
Caterpillar Financial Services Corp.
3.60%, 8/12/2027	300,000	292,620
Synchrony Financial
4.50%, 7/23/2025	600,000	583,856
3.95%, 12/1/2027	450,000	415,658
5.15%, 3/19/2029	200,000	190,926

		3,233,306

Containers & Packaging - 0.3%
Amcor Finance USA, Inc.
4.50%, 5/15/2028	300,000	292,170
Avery Dennison Corp.
4.88%, 12/6/2028	150,000	150,786
Packaging Corp. of America
3.00%, 12/15/2029	275,000	243,271

		686,227

Diversified Financial Services - 0.8%
Block Financial LLC
2.50%, 7/15/2028	350,000	307,375
Corebridge Financial, Inc.
3.85%, 4/5/2029(b)	600,000	560,004
6.87%, 12/15/2052(a)(b)	400,000	397,896
National Rural Utilities Cooperative Finance Corp.
5.25%, 4/20/2046(a)	150,000	139,875
Synchrony Bank
5.63%, 8/23/2027	400,000	398,338
Voya Financial, Inc.
4.70%, 1/23/2048(a)	100,000	85,454

		1,888,942

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
2.25%, 2/1/2032	300,000	244,966
British Telecommunications plc
9.62%, 12/15/2030(c)	200,000	252,228

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(c)	100,000	122,167
Verizon Communications, Inc.
4.33%, 9/21/2028	450,000	443,856
1.75%, 1/20/2031	450,000	362,375
2.55%, 3/21/2031	450,000	384,096

		1,809,688

Electric Utilities - 3.0%
American Electric Power Co., Inc.
3.88%, 2/15/2062(a)	450,000	385,938
Arizona Public Service Co.
2.60%, 8/15/2029	250,000	215,527
Avangrid, Inc.
3.80%, 6/1/2029	300,000	282,287
Duke Energy Corp.
4.30%, 3/15/2028	600,000	591,309
2.45%, 6/1/2030	300,000	256,620
3.25%, 1/15/2082(a)	450,000	367,676
Evergy, Inc.
2.90%, 9/15/2029	175,000	155,627
Fortis, Inc.
3.06%, 10/4/2026	150,000	140,835
MidAmerican Energy Co.
3.65%, 4/15/2029	300,000	288,550
NextEra Energy Capital Holdings, Inc.
4.20%, 6/20/2024	700,000	693,839
1.90%, 6/15/2028	600,000	525,462
5.00%, 7/15/2032	200,000	203,337
4.80%, 12/1/2077(a)	100,000	90,163
5.65%, 5/1/2079(a)	175,000	166,989
3.80%, 3/15/2082(a)	500,000	436,804
Oklahoma Gas and Electric Co.
3.25%, 4/1/2030	300,000	271,702
Sierra Pacific Power Co.
2.60%, 5/1/2026	20,000	18,823
Southern Co. (The)
4.48%, 8/1/2024(c)	500,000	494,712
Series 21-B, 1.75%, 3/15/2028	950,000	821,337
Series B, 4.00%, 1/15/2051(a)	500,000	475,665
Series 21-A, 3.75%, 9/15/2051(a)	250,000	217,587
Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	150,000	145,355

		7,246,144

Electrical Equipment - 0.5%
ABB Finance USA, Inc.
3.80%, 4/3/2028	250,000	244,919
Emerson Electric Co.
0.88%, 10/15/2026	150,000	132,507
2.00%, 12/21/2028	450,000	395,902
Hubbell, Inc.
3.35%, 3/1/2026	150,000	144,121
3.50%, 2/15/2028	200,000	189,014

		1,106,463

Investments	Principal Amount ($)	Value ($)
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp.
4.35%, 6/1/2029	500,000	491,320
Avnet, Inc.
4.63%, 4/15/2026	125,000	122,376
CDW LLC
4.13%, 5/1/2025	250,000	241,932
2.67%, 12/1/2026	450,000	404,586
4.25%, 4/1/2028	200,000	185,700
3.28%, 12/1/2028	250,000	219,709
Flex Ltd.
4.88%, 6/15/2029	200,000	197,397
Jabil, Inc.
4.25%, 5/15/2027	500,000	486,118
Keysight Technologies, Inc.
4.60%, 4/6/2027	650,000	650,604
Teledyne Technologies, Inc.
2.25%, 4/1/2028	225,000	200,050
Trimble, Inc.
4.90%, 6/15/2028	250,000	246,653
Tyco Electronics Group SA
3.70%, 2/15/2026	150,000	147,386
Vontier Corp.
2.40%, 4/1/2028	250,000	205,353

		3,799,184

Entertainment - 0.5%
Activision Blizzard, Inc.
3.40%, 6/15/2027	200,000	192,176
Electronic Arts, Inc.
4.80%, 3/1/2026	50,000	50,305
Netflix, Inc.
5.88%, 11/15/2028	800,000	829,943
Warnermedia Holdings, Inc.
4.28%, 3/15/2032(b)	100,000	88,996

		1,161,420

Equity Real Estate Investment Trusts (REITs) - 6.2%
Agree LP
2.00%, 6/15/2028	200,000	170,621
American Homes 4 Rent LP
4.90%, 2/15/2029	160,000	155,680
American Tower Corp.
2.40%, 3/15/2025	300,000	284,469
AvalonBay Communities, Inc.
3.45%, 6/1/2025	150,000	145,635
3.50%, 11/15/2025	50,000	48,310
2.30%, 3/1/2030	500,000	431,384
Boston Properties LP
3.25%, 1/30/2031	190,000	163,345
Brandywine Operating Partnership LP
4.10%, 10/1/2024	50,000	48,353
Brixmor Operating Partnership LP
4.05%, 7/1/2030	150,000	137,183
Corporate Office Properties LP
2.00%, 1/15/2029	300,000	237,880
Crown Castle, Inc.
1.35%, 7/15/2025	200,000	183,740
3.80%, 2/15/2028	200,000	190,856

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.10%, 11/15/2029	700,000	630,102
2.10%, 4/1/2031	300,000	245,551
CubeSmart LP
4.00%, 11/15/2025	250,000	243,325
3.00%, 2/15/2030	200,000	172,302
EPR Properties
4.50%, 6/1/2027	300,000	273,626
4.95%, 4/15/2028	350,000	316,485
Equinix, Inc.
1.45%, 5/15/2026	410,000	367,845
2.00%, 5/15/2028	500,000	434,546
3.20%, 11/18/2029	250,000	226,304
ERP Operating LP
3.25%, 8/1/2027	45,000	42,368
Essex Portfolio LP
3.88%, 5/1/2024	450,000	442,146
4.00%, 3/1/2029	150,000	141,352
GLP Capital LP
5.25%, 6/1/2025	200,000	198,516
5.38%, 4/15/2026	500,000	499,490
5.75%, 6/1/2028	500,000	509,295
Healthpeak Properties, Inc.
3.00%, 1/15/2030	250,000	222,100
Highwoods Realty LP
4.13%, 3/15/2028	200,000	182,727
4.20%, 4/15/2029	100,000	88,722
Host Hotels & Resorts LP
Series E, 4.00%, 6/15/2025	200,000	194,934
Series H, 3.38%, 12/15/2029	300,000	261,246
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	300,000	255,833
Kilroy Realty LP
4.38%, 10/1/2025	350,000	342,348
4.25%, 8/15/2029	50,000	44,635
Life Storage LP
2.20%, 10/15/2030	150,000	120,794
LifeStorage LP
3.50%, 7/1/2026	200,000	189,560
Mid-America Apartments LP
3.95%, 3/15/2029	300,000	290,543
2.75%, 3/15/2030	150,000	133,838
National Retail Properties, Inc.
3.90%, 6/15/2024	450,000	442,611
3.50%, 10/15/2027	150,000	139,344
4.30%, 10/15/2028	90,000	85,870
Omega Healthcare Investors, Inc.
5.25%, 1/15/2026	250,000	248,505
4.75%, 1/15/2028	300,000	288,023
3.63%, 10/1/2029	150,000	129,575
Physicians Realty LP
4.30%, 3/15/2027	150,000	145,223
Prologis LP
2.25%, 4/15/2030	200,000	172,513
Public Storage
3.09%, 9/15/2027	200,000	190,464
1.85%, 5/1/2028	300,000	264,427

Investments	Principal Amount ($)	Value ($)
1.95%, 11/9/2028	450,000	395,040
Realty Income Corp.
4.63%, 11/1/2025	200,000	199,245
Sabra Health Care LP
5.13%, 8/15/2026	200,000	193,439
3.90%, 10/15/2029	150,000	128,247
Simon Property Group LP
3.38%, 10/1/2024	550,000	537,770
SITE Centers Corp.
3.63%, 2/1/2025	129,000	122,958
Spirit Realty LP
2.10%, 3/15/2028	250,000	209,193
3.40%, 1/15/2030	200,000	173,115
Ventas Realty LP
3.50%, 2/1/2025	50,000	48,446
VICI Properties LP
5.13%, 5/15/2032	525,000	502,215
Welltower OP LLC
4.00%, 6/1/2025	200,000	195,538
Weyerhaeuser Co.
4.00%, 4/15/2030	500,000	471,798
WP Carey, Inc.
4.60%, 4/1/2024	195,000	192,967
4.00%, 2/1/2025	100,000	97,866

		14,842,381

Food Products - 1.5%
Campbell Soup Co.
4.15%, 3/15/2028	100,000	98,129
Flowers Foods, Inc.
3.50%, 10/1/2026	250,000	238,386
General Mills, Inc.
4.20%, 4/17/2028	200,000	197,727
Hershey Co. (The)
0.90%, 6/1/2025	450,000	415,104
Hormel Foods Corp.
1.70%, 6/3/2028	100,000	88,739
Kellogg Co.
Series B, 7.45%, 4/1/2031	250,000	293,433
Mondelez International, Inc.
1.50%, 5/4/2025	400,000	373,897
2.75%, 4/13/2030	92,000	81,919
Tyson Foods, Inc.
4.35%, 3/1/2029	600,000	589,615
Unilever Capital Corp.
2.60%, 5/5/2024	700,000	682,259
2.90%, 5/5/2027	150,000	142,671
3.50%, 3/22/2028	40,000	38,568
2.13%, 9/6/2029	500,000	436,167

		3,676,614

Gas Utilities - 0.2%
Eastern Energy Gas Holdings LLC
3.60%, 12/15/2024	4,000	3,880
National Fuel Gas Co.
5.20%, 7/15/2025	150,000	149,805
5.50%, 1/15/2026	275,000	276,219
4.75%, 9/1/2028	100,000	96,383

		526,287

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories
3.88%, 9/15/2025	450,000	445,064
DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	240,025
Edwards Lifesciences Corp.
4.30%, 6/15/2028	150,000	147,376
GE HealthCare Technologies, Inc.
5.86%, 3/15/2030(b)	950,000	1,008,193
Stryker Corp.
1.95%, 6/15/2030	50,000	42,137

		1,882,795

Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.
3.45%, 12/15/2027	60,000	57,349
Centene Corp.
2.50%, 3/1/2031	220,000	179,855
Cigna Corp.
3.40%, 3/1/2027	500,000	478,596
2.38%, 3/15/2031	275,000	233,187
CVS Health Corp.
4.30%, 3/25/2028	229,000	225,122
3.25%, 8/15/2029	300,000	275,222
Elevance Health, Inc.
1.50%, 3/15/2026	1,400,000	1,276,016
Humana, Inc.
1.35%, 2/3/2027	700,000	616,351
3.70%, 3/23/2029	500,000	471,435
Laboratory Corp. of America Holdings
1.55%, 6/1/2026	250,000	225,252
McKesson Corp.
1.30%, 8/15/2026	500,000	446,134
Quest Diagnostics, Inc.
2.95%, 6/30/2030	200,000	178,355
UnitedHealth Group, Inc.
3.70%, 5/15/2027	250,000	245,832
2.95%, 10/15/2027	350,000	330,233
3.85%, 6/15/2028	1,000,000	976,628
3.88%, 12/15/2028	15,000	14,616
4.00%, 5/15/2029	1,100,000	1,078,609

		7,308,792

Hotels, Restaurants & Leisure - 0.9%
Choice Hotels International, Inc.
3.70%, 12/1/2029	250,000	225,022
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	12,000	12,204
5.00%, 10/15/2027	300,000	302,765
Series FF, 4.63%, 6/15/2030	250,000	243,854
Series HH, 2.85%, 4/15/2031	450,000	383,004
McDonald’s Corp.
3.50%, 7/1/2027	800,000	773,676
3.80%, 4/1/2028	90,000	87,870
3.60%, 7/1/2030	250,000	236,133

		2,264,528

Investments	Principal Amount ($)	Value ($)
Household Durables - 0.9%
DR Horton, Inc.
2.50%, 10/15/2024	200,000	192,357
1.30%, 10/15/2026	450,000	395,611
Lennar Corp.
4.50%, 4/30/2024	300,000	298,028
4.75%, 11/29/2027	410,000	404,436
PulteGroup, Inc.
5.50%, 3/1/2026	390,000	393,717
Toll Brothers Finance Corp.
4.88%, 3/15/2027	500,000	487,837

		2,171,986

Household Products - 0.4%
Colgate-Palmolive Co.
3.25%, 3/15/2024	200,000	198,238
Procter & Gamble Co. (The)
2.70%, 2/2/2026	250,000	239,899
2.80%, 3/25/2027	95,000	90,359
3.00%, 3/25/2030	400,000	374,184

		902,680

Industrial Conglomerates - 1.2%
3M Co.
3.38%, 3/1/2029	200,000	187,290
2.38%, 8/26/2029	600,000	525,008
Honeywell International, Inc.
1.35%, 6/1/2025	1,000,000	931,891
2.50%, 11/1/2026	250,000	235,372
2.70%, 8/15/2029	100,000	90,953
Pentair Finance Sarl
4.50%, 7/1/2029	500,000	473,986
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	150,000	144,860
Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	200,000	191,901
3.80%, 3/21/2029	200,000	190,304

		2,971,565

Insurance - 3.7%
Aflac, Inc.
3.60%, 4/1/2030	200,000	190,090
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	193,400
Allstate Corp. (The)
0.75%, 12/15/2025	150,000	134,851
American Equity Investment Life Holding Co.
5.00%, 6/15/2027	150,000	148,014
American International Group, Inc.
2.50%, 6/30/2025	300,000	285,490
Series A-9, 5.75%, 4/1/2048(a)	200,000	196,750
Aon Corp.
2.85%, 5/28/2027	300,000	281,175
2.80%, 5/15/2030	200,000	177,079
2.05%, 8/23/2031	50,000	40,925
Aon Global Ltd.
3.88%, 12/15/2025	400,000	391,841
Assurant, Inc.
3.70%, 2/22/2030	100,000	88,423

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
AXIS Specialty Finance LLC
4.90%, 1/15/2040(a)	200,000	169,897
AXIS Specialty Finance plc
4.00%, 12/6/2027	200,000	191,353
Brown & Brown, Inc.
4.20%, 9/15/2024	150,000	147,874
2.38%, 3/15/2031	250,000	201,344
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	261,841
CNA Financial Corp.
3.90%, 5/1/2029	250,000	233,499
Enstar Group Ltd.
4.95%, 6/1/2029	200,000	188,223
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	250,000	242,826
4.63%, 4/29/2030	250,000	234,952
Fidelity National Financial, Inc.
3.40%, 6/15/2030	250,000	220,161
First American Financial Corp.
4.60%, 11/15/2024	200,000	197,441
Globe Life, Inc.
4.55%, 9/15/2028	100,000	99,592
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	250,000	197,970
Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/2029	200,000	178,550
Manulife Financial Corp.
4.15%, 3/4/2026	200,000	197,520
2.48%, 5/19/2027	200,000	184,441
4.06%, 2/24/2032(a)	50,000	46,280
Markel Corp.
3.35%, 9/17/2029	300,000	271,873
Marsh & McLennan Cos., Inc.
3.50%, 6/3/2024	516,000	508,299
3.50%, 3/10/2025	75,000	73,279
2.25%, 11/15/2030	465,000	393,117
Principal Financial Group, Inc.
3.70%, 5/15/2029	300,000	284,456
Progressive Corp. (The)
3.20%, 3/26/2030	100,000	92,828
Prudential Financial, Inc.
5.20%, 3/15/2044(a)	10,000	9,814
5.70%, 9/15/2048(a)	300,000	291,750
3.70%, 10/1/2050(a)	100,000	86,094
Reinsurance Group of America, Inc.
3.90%, 5/15/2029	200,000	188,838
Trinity Acquisition plc
4.40%, 3/15/2026	150,000	147,693
Willis North America, Inc.
3.60%, 5/15/2024	650,000	636,340
2.95%, 9/15/2029	500,000	442,444

		8,748,627

Interactive Media & Services - 0.4%
Alphabet, Inc.
0.80%, 8/15/2027	335,000	291,352
Meta Platforms, Inc.
3.50%, 8/15/2027	350,000	336,113

Investments	Principal Amount ($)	Value ($)
3.85%, 8/15/2032	150,000	139,440
Weibo Corp.
3.50%, 7/5/2024	200,000	193,570

		960,475

IT Services - 2.8%
Automatic Data Processing, Inc.
1.70%, 5/15/2028	330,000	293,983
1.25%, 9/1/2030	150,000	121,469
Broadridge Financial Solutions, Inc.
2.90%, 12/1/2029	250,000	219,390
Fiserv, Inc.
3.50%, 7/1/2029	1,350,000	1,257,331
Genpact Luxembourg Sarl
3.38%, 12/1/2024	250,000	240,915
Global Payments, Inc.
1.50%, 11/15/2024	300,000	281,213
4.80%, 4/1/2026	250,000	248,234
4.45%, 6/1/2028	110,000	106,081
3.20%, 8/15/2029	300,000	266,439
5.30%, 8/15/2029	220,000	220,557
2.90%, 5/15/2030	200,000	171,649
International Business Machines Corp.
4.00%, 7/27/2025	250,000	246,862
4.15%, 7/27/2027	750,000	743,818
1.95%, 5/15/2030	350,000	294,151
Mastercard, Inc.
2.00%, 3/3/2025	300,000	285,130
2.95%, 11/21/2026	50,000	47,878
2.95%, 6/1/2029	150,000	139,942
PayPal Holdings, Inc.
1.65%, 6/1/2025	300,000	280,671
VeriSign, Inc.
4.75%, 7/15/2027	450,000	446,097
Visa, Inc.
1.90%, 4/15/2027	225,000	206,401
2.05%, 4/15/2030	300,000	261,685
Western Union Co. (The)
2.85%, 1/10/2025	350,000	336,322

		6,716,218

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.
2.30%, 3/12/2031	150,000	125,832

Machinery - 0.9%
Cummins, Inc.
1.50%, 9/1/2030	150,000	122,329
Dover Corp.
3.15%, 11/15/2025	150,000	143,813
Fortive Corp.
3.15%, 6/15/2026	100,000	94,820
Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	189,274
nVent Finance Sarl
4.55%, 4/15/2028	250,000	237,368
Otis Worldwide Corp.
2.06%, 4/5/2025	250,000	235,820
2.29%, 4/5/2027	700,000	641,762

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.57%, 2/15/2030	50,000	43,642
Stanley Black & Decker, Inc.
4.00%, 3/15/2060(a)	100,000	88,117
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/2028(c)	450,000	447,001

		2,243,946

Media - 0.4%
Fox Corp.
4.71%, 1/25/2029	500,000	494,166
3.50%, 4/8/2030	200,000	183,102
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030	200,000	195,395

		872,663

Metals & Mining - 0.8%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028	250,000	224,673
ArcelorMittal SA
4.25%, 7/16/2029	200,000	191,568
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	300,000	284,495
4.63%, 8/1/2030	300,000	288,138
Nucor Corp.
4.30%, 5/23/2027	250,000	247,624
Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	250,000	229,032
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028	170,000	191,627
Steel Dynamics, Inc.
2.80%, 12/15/2024	100,000	96,038
Vale Overseas Ltd.
3.75%, 7/8/2030	250,000	223,712

		1,976,907

Multiline Retail - 0.2%
Dollar General Corp.
3.88%, 4/15/2027	100,000	97,033
4.63%, 11/1/2027	380,000	379,877

		476,910

Multi-Utilities - 1.3%
Ameren Corp.
1.75%, 3/15/2028	500,000	436,131
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025	1,100,000	1,086,152
3.25%, 4/15/2028	100,000	94,945
CMS Energy Corp.
4.75%, 6/1/2050(a)	300,000	272,838
Dominion Energy, Inc.
5.75%, 10/1/2054(a)	200,000	193,049
Sempra Energy
3.70%, 4/1/2029	500,000	471,661
4.12%, 4/1/2052(a)	100,000	87,535
WEC Energy Group, Inc.
2.20%, 12/15/2028	500,000	437,123

		3,079,434

Oil, Gas & Consumable Fuels - 7.0%
Boardwalk Pipelines LP
4.45%, 7/15/2027	250,000	243,217
4.80%, 5/3/2029	200,000	196,978

Investments	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
3.85%, 6/1/2027	550,000	531,154
Chevron Corp.
2.00%, 5/11/2027	350,000	321,103
Chevron USA, Inc.
3.85%, 1/15/2028	450,000	444,640
Continental Resources, Inc.
4.38%, 1/15/2028	290,000	275,927
Devon Energy Corp.
4.50%, 1/15/2030	500,000	483,370
Diamondback Energy, Inc.
3.13%, 3/24/2031	400,000	349,172
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	200,000	179,324
Enbridge, Inc.
5.50%, 7/15/2077(a)	350,000	326,995
6.25%, 3/1/2078(a)	350,000	333,089
Series 20-A, 5.75%,
7/15/2080(a)	550,000	520,460
Energy Transfer LP
4.20%, 4/15/2027	250,000	241,566
4.95%, 5/15/2028	250,000	246,742
5.25%, 4/15/2029	100,000	100,935
3.75%, 5/15/2030	425,000	389,512
Enterprise Products Operating LLC
3.75%, 2/15/2025	650,000	639,528
3.95%, 2/15/2027	300,000	294,002
4.15%, 10/16/2028	90,000	87,884
3.13%, 7/31/2029	250,000	228,286
2.80%, 1/31/2030	225,000	199,424
Series E, 5.25%,
8/16/2077(a)	200,000	174,588
5.38%, 2/15/2078(a)	350,000	292,772
EOG Resources, Inc.
4.38%, 4/15/2030	200,000	199,390
EQT Corp.
7.00%, 2/1/2030(c)	250,000	265,903
Exxon Mobil Corp.
2.99%, 3/19/2025	550,000	534,740
3.48%, 3/19/2030	500,000	479,919
2.61%, 10/15/2030	350,000	315,621
Hess Corp.
7.88%, 10/1/2029	275,000	312,634
Magellan Midstream Partners LP
5.00%, 3/1/2026	200,000	201,027
Marathon Oil Corp.
4.40%, 7/15/2027	150,000	146,532
Marathon Petroleum Corp.
3.80%, 4/1/2028	400,000	378,736
MPLX LP
4.88%, 6/1/2025	450,000	448,823
1.75%, 3/1/2026	250,000	227,673
4.00%, 3/15/2028	100,000	96,019
4.95%, 9/1/2032	450,000	443,094
ONEOK Partners LP
4.90%, 3/15/2025	400,000	398,371

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
ONEOK, Inc.
5.85%, 1/15/2026	350,000	358,620
4.35%, 3/15/2029	750,000	715,602
3.10%, 3/15/2030	125,000	109,964
Phillips 66 Co.
3.15%, 12/15/2029(b)	275,000	248,351
Pioneer Natural Resources Co.
1.13%, 1/15/2026	450,000	407,045
Plains All American Pipeline LP
3.80%, 9/15/2030	350,000	317,961
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	200,000	194,139
Spectra Energy Partners LP
3.38%, 10/15/2026	300,000	285,214
Targa Resources Partners LP
6.88%, 1/15/2029	500,000	513,495
4.88%, 2/1/2031	150,000	140,224
4.00%, 1/15/2032	450,000	392,942
Tosco Corp.
8.13%, 2/15/2030	250,000	299,293
TotalEnergies Capital International SA
2.83%, 1/10/2030	250,000	227,483
Transcanada Trust
5.30%, 3/15/2077(a)	300,000	268,125
5.50%, 9/15/2079(a)	300,000	270,734
Valero Energy Partners LP
4.50%, 3/15/2028	200,000	198,369
Williams Cos., Inc. (The)
2.60%, 3/15/2031	200,000	169,277

		16,665,988

Paper & Forest Products - 0.1%
Suzano Austria GmbH
6.00%, 1/15/2029	250,000	250,309

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The)
2.38%, 12/1/2029	200,000	177,349
GSK Consumer Healthcare Capital US LLC
3.38%, 3/24/2029	500,000	461,201

		638,550

Pharmaceuticals - 1.6%
Eli Lilly & Co.
3.38%, 3/15/2029	350,000	335,667
Johnson & Johnson
2.90%, 1/15/2028	410,000	390,259
Merck & Co., Inc.
1.70%, 6/10/2027	450,000	406,393
1.90%, 12/10/2028	400,000	353,024
3.40%, 3/7/2029	500,000	480,617
2.15%, 12/10/2031	150,000	127,215
Merck Sharp & Dohme Corp.
6.40%, 3/1/2028	150,000	165,196
Novartis Capital Corp.
1.75%, 2/14/2025	100,000	94,923
3.00%, 11/20/2025	450,000	434,466
2.20%, 8/14/2030	200,000	176,177

Investments	Principal Amount ($)	Value ($)
Pfizer, Inc.
3.45%, 3/15/2029	500,000	482,294
2.63%, 4/1/2030	125,000	113,171
Zoetis, Inc.
3.00%, 9/12/2027	95,000	89,638
3.90%, 8/20/2028	250,000	244,230

		3,893,270

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/1/2024	100,000	95,902
3.10%, 5/15/2030	200,000	175,483
Verisk Analytics, Inc.
4.00%, 6/15/2025	250,000	244,836
4.13%, 3/15/2029	250,000	238,654

		754,875

Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.88%, 3/1/2026	150,000	149,366
2.50%, 4/1/2031	100,000	83,961

		233,327

Road & Rail - 0.7%
Burlington Northern Santa Fe LLC
3.40%, 9/1/2024	450,000	441,756
Canadian National Railway Co.
2.75%, 3/1/2026	400,000	380,971
CSX Corp.
3.80%, 3/1/2028	100,000	97,467
4.25%, 3/15/2029	200,000	198,205
Norfolk Southern Corp.
3.15%, 6/1/2027	200,000	189,965
Union Pacific Corp.
2.38%, 5/20/2031	450,000	390,992

		1,699,356

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp.
3.88%, 1/15/2027	690,000	664,845
Broadcom, Inc.
3.46%, 9/15/2026	150,000	143,385
4.00%, 4/15/2029(b)	2,000,000	1,875,158
4.15%, 11/15/2030	149,000	138,992
KLA Corp.
4.65%, 11/1/2024	8,000	7,967
Micron Technology, Inc.
4.66%, 2/15/2030	400,000	382,122
NXP BV
3.15%, 5/1/2027	300,000	279,591
4.40%, 6/1/2027	400,000	393,052
4.30%, 6/18/2029	250,000	240,418
Qorvo, Inc.
4.38%, 10/15/2029	200,000	180,619
Texas Instruments, Inc.
1.38%, 3/12/2025	200,000	187,773
2.90%, 11/3/2027	250,000	237,798
TSMC Arizona Corp.
3.88%, 4/22/2027	500,000	491,049

		5,222,769

See Accompanying Notes to the Schedules of Investments.-.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Software - 1.4%
Adobe, Inc.
2.30%, 2/1/2030	350,000	308,998
Autodesk, Inc.
2.40%, 12/15/2031	200,000	167,674
Microsoft Corp.
2.70%, 2/12/2025	390,000	378,912
3.13%, 11/3/2025	276,000	268,588
3.30%, 2/6/2027	89,000	86,656
Oracle Corp.
2.30%, 3/25/2028	300,000	267,913
2.95%, 4/1/2030	200,000	175,925
Roper Technologies, Inc.
1.40%, 9/15/2027	475,000	412,679
4.20%, 9/15/2028	150,000	148,410
1.75%, 2/15/2031	250,000	200,548
VMware, Inc.
1.40%, 8/15/2026	100,000	88,552
1.80%, 8/15/2028	950,000	801,040

		3,305,895

Specialty Retail - 1.6%
Advance Auto Parts, Inc.
1.75%, 10/1/2027	260,000	225,310
AutoNation, Inc.
1.95%, 8/1/2028	220,000	182,339
4.75%, 6/1/2030	200,000	187,640
AutoZone, Inc.
3.25%, 4/15/2025	490,000	473,582
3.13%, 4/21/2026	75,000	71,659
3.75%, 6/1/2027	200,000	194,426
4.00%, 4/15/2030	250,000	238,643
Best Buy Co., Inc.
4.45%, 10/1/2028	150,000	148,225
Home Depot, Inc. (The)
3.35%, 9/15/2025	3,000	2,926
2.80%, 9/14/2027	400,000	376,523
3.25%, 4/15/2032	325,000	298,955
Lowe’s Cos., Inc.
3.75%, 4/1/2032	350,000	324,654
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	250,000	243,294
3.60%, 9/1/2027	150,000	144,539
4.35%, 6/1/2028	550,000	545,668
TJX Cos., Inc. (The)
3.88%, 4/15/2030	150,000	144,997

		3,803,380

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.
1.13%, 5/11/2025	450,000	419,088
3.20%, 5/13/2025	250,000	243,986
3.25%, 2/23/2026	468,000	454,955
2.05%, 9/11/2026	500,000	463,766
3.35%, 2/9/2027	830,000	807,133
3.20%, 5/11/2027	365,000	352,167
3.00%, 11/13/2027	1,240,000	1,182,013
1.20%, 2/8/2028	1,350,000	1,174,247
1.40%, 8/5/2028	440,000	381,547

Investments	Principal Amount ($)	Value ($)
HP, Inc.
3.00%, 6/17/2027	350,000	325,505
4.00%, 4/15/2029	450,000	424,961
NetApp, Inc.
1.88%, 6/22/2025	150,000	139,548

		6,368,916

Textiles, Apparel & Luxury Goods - 0.0%(d)
Tapestry, Inc.
4.13%, 7/15/2027	8,000	7,692

Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.
4.88%, 3/15/2027	300,000	285,366

Tobacco - 2.1%
Altria Group, Inc.
2.35%, 5/6/2025	360,000	341,894
4.40%, 2/14/2026	500,000	497,906
4.80%, 2/14/2029	200,000	197,831
3.40%, 5/6/2030	300,000	265,468
BAT Capital Corp.
4.70%, 4/2/2027	500,000	489,874
3.56%, 8/15/2027	790,000	737,182
2.73%, 3/25/2031	225,000	181,042
Philip Morris International, Inc.
2.88%, 5/1/2024	150,000	146,535
1.50%, 5/1/2025	223,000	208,646
2.75%, 2/25/2026	250,000	237,798
0.88%, 5/1/2026	450,000	401,244
5.13%, 11/17/2027	1,100,000	1,124,236
3.38%, 8/15/2029	300,000	277,911

		5,107,567

Trading Companies & Distributors - 0.1%
Aircastle Ltd.
4.25%, 6/15/2026	250,000	241,009

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
3.88%, 4/15/2030	150,000	140,487
5.20%, 1/15/2033	250,000	255,051

		395,538

TOTAL CORPORATE BONDS (COST $247,726,579)		232,389,509

Total Investments - 97.6% (Cost $247,726,579)		232,389,509
Other assets less liabilities - 2.4%		5,809,775

Net Assets - 100.0%		238,199,284

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2023.

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	97.6%
Others(1)	2.4

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.0%

Aerospace & Defense - 1.8%
Boeing Co. (The)
5.81%, 5/1/2050	80,000	81,672
L3Harris Technologies, Inc.
5.05%, 4/27/2045	100,000	96,925
Lockheed Martin Corp.
4.09%, 9/15/2052	125,000	114,567
4.15%, 6/15/2053	150,000	137,282
5.90%, 11/15/2063	140,000	163,861
Precision Castparts Corp.
3.90%, 1/15/2043	50,000	44,578

		638,885

Auto Components - 0.2%
Lear Corp.
5.25%, 5/15/2049	75,000	66,631

Banks - 8.0%
Bank of America Corp.
6.11%, 1/29/2037	250,000	270,245
7.75%, 5/14/2038	200,000	248,972
3.31%, 4/22/2042(a)	25,000	20,118
Series L, 4.75%, 4/21/2045	20,000	19,147
Citigroup, Inc.
5.88%, 1/30/2042	35,000	38,175
2.90%, 11/3/2042(a)	25,000	18,717
6.68%, 9/13/2043	150,000	175,174
5.30%, 5/6/2044	100,000	98,279
4.75%, 5/18/2046	135,000	124,051
4.28%, 4/24/2048(a)	25,000	22,568
Cooperatieve Rabobank UA
5.25%, 5/24/2041	100,000	109,333
Fifth Third Bancorp
8.25%, 3/1/2038	75,000	98,110
HSBC Holdings plc
6.50%, 5/2/2036	100,000	106,225
6.10%, 1/14/2042	50,000	56,078
JPMorgan Chase & Co.
6.40%, 5/15/2038	35,000	40,268
2.53%, 11/19/2041(a)	80,000	57,354
4.95%, 6/1/2045	330,000	322,653
Regions Financial Corp.
7.38%, 12/10/2037	100,000	117,230
Royal Bank of Canada
5.00%, 2/1/2033	20,000	20,302
Wells Fargo & Co.
3.07%, 4/30/2041(a)	300,000	233,907
5.38%, 11/2/2043	265,000	267,032
5.61%, 1/15/2044	100,000	103,783
4.90%, 11/17/2045	150,000	142,354
4.75%, 12/7/2046	5,000	4,614
5.01%, 4/4/2051(a)	10,000	9,859

Investments	Principal Amount ($)	Value ($)
Westpac Banking Corp.
3.13%, 11/18/2041	250,000	180,886

		2,905,434

Beverages - 1.3%
Brown-Forman Corp.
4.00%, 4/15/2038	100,000	91,865
Constellation Brands, Inc.
5.25%, 11/15/2048	75,000	74,816
3.75%, 5/1/2050	50,000	40,388
Keurig Dr Pepper, Inc.
4.50%, 11/15/2045	100,000	91,295
3.80%, 5/1/2050	100,000	80,934
4.50%, 4/15/2052	100,000	90,420

		469,718

Biotechnology - 3.8%
AbbVie, Inc.
4.85%, 6/15/2044	200,000	194,388
4.75%, 3/15/2045	15,000	14,412
4.88%, 11/14/2048	200,000	195,698
Amgen, Inc.
5.15%, 11/15/2041	228,000	224,182
4.40%, 5/1/2045	200,000	178,506
4.56%, 6/15/2048	100,000	90,822
3.38%, 2/21/2050	100,000	74,854
4.66%, 6/15/2051	250,000	229,811
Biogen, Inc.
3.25%, 2/15/2051	100,000	73,177
Gilead Sciences, Inc.
2.80%, 10/1/2050	45,000	31,374
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	100,000	66,879

		1,374,103

Building Products - 0.9%
Carrier Global Corp.
3.58%, 4/5/2050	200,000	155,728
Johnson Controls International plc
4.50%, 2/15/2047	100,000	89,472
Masco Corp.
4.50%, 5/15/2047	50,000	42,691
Owens Corning
4.40%, 1/30/2048	50,000	42,868

		330,759

Capital Markets - 1.9%
CI Financial Corp.
4.10%, 6/15/2051	100,000	63,151
Goldman Sachs Group, Inc. (The)
4.02%, 10/31/2038(a)	65,000	57,656
2.91%, 7/21/2042(a)	65,000	48,570
4.75%, 10/21/2045	85,000	82,206
Jefferies Financial Group, Inc.
6.50%, 1/20/2043	100,000	105,072
Morgan Stanley
6.38%, 7/24/2042	75,000	87,578
4.30%, 1/27/2045	60,000	55,309

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Nasdaq, Inc.
3.25%, 4/28/2050	100,000	72,239
S&P Global, Inc.
3.70%, 3/1/2052(b)	50,000	42,185
2.30%, 8/15/2060	100,000	60,473

		674,439

Chemicals - 1.8%
Albemarle Corp.
5.45%, 12/1/2044	50,000	48,882
CF Industries, Inc.
5.15%, 3/15/2034	40,000	39,566
Dow Chemical Co. (The)
9.40%, 5/15/2039	58,000	80,611
5.55%, 11/30/2048	100,000	101,363
FMC Corp.
4.50%, 10/1/2049	50,000	43,033
LYB International Finance BV
4.88%, 3/15/2044	100,000	89,881
LYB International Finance III LLC
4.20%, 10/15/2049	50,000	40,700
4.20%, 5/1/2050	120,000	97,382
LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	85,889
RPM International, Inc.
4.25%, 1/15/2048	50,000	39,767

		667,074

Communications Equipment 1.2%
Cisco Systems, Inc.
5.90%, 2/15/2039	200,000	228,742
5.50%, 1/15/2040	100,000	110,423
Motorola Solutions, Inc.
5.50%, 9/1/2044	100,000	96,351

		435,516

Construction & Engineering - 0.4%
Quanta Services, Inc.
3.05%, 10/1/2041	60,000	42,669
Valmont Industries, Inc.
5.00%, 10/1/2044	100,000	91,948

		134,617

Containers & Packaging - 0.3%
International Paper Co.
6.00%, 11/15/2041	100,000	107,187

Diversified Telecommunication Services - 5.0%
AT&T, Inc.
3.55%, 9/15/2055	100,000	73,168
3.80%, 12/1/2057	352,000	267,611
3.65%, 9/15/2059	5,000	3,666
Bell Canada (The)
4.46%, 4/1/2048	150,000	136,680
4.30%, 7/29/2049	25,000	21,931
3.65%, 8/15/2052	200,000	158,510
Telefonica Emisiones SA
5.21%, 3/8/2047	150,000	132,808
5.52%, 3/1/2049	150,000	137,552
TELUS Corp.
4.30%, 6/15/2049	50,000	43,691

Investments	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
3.40%, 3/22/2041	300,000	241,479
2.88%, 11/20/2050	100,000	68,002
3.55%, 3/22/2051	200,000	155,093
3.88%, 3/1/2052	250,000	205,177
2.99%, 10/30/2056	100,000	66,558
3.70%, 3/22/2061	100,000	75,963

		1,787,889

Electric Utilities - 4.6%
AEP Texas, Inc.
3.45%, 5/15/2051	100,000	76,886
5.25%, 5/15/2052	35,000	35,716
American Electric Power Co., Inc.
3.25%, 3/1/2050	50,000	35,942
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	100,000	88,570
Arizona Public Service Co.
3.35%, 5/15/2050	235,000	167,818
Dominion Energy South Carolina, Inc.
5.10%, 6/1/2065	50,000	50,439
Duke Energy Corp.
4.80%, 12/15/2045	150,000	141,177
3.75%, 9/1/2046	150,000	119,058
3.95%, 8/15/2047	190,000	153,293
Emera US Finance LP
4.75%, 6/15/2046	100,000	84,064
Evergy Kansas Central, Inc.
3.45%, 4/15/2050	30,000	23,308
Georgia Power Co.
4.30%, 3/15/2043	100,000	88,856
Series B, 3.70%, 1/30/2050	16,000	12,742
5.13%, 5/15/2052	75,000	75,125
Idaho Power Co.
Series K, 4.20%, 3/1/2048	40,000	34,588
MidAmerican Energy Co.
4.25%, 7/15/2049	100,000	90,925
Oklahoma Gas and Electric Co.
3.85%, 8/15/2047	150,000	120,405
Pacific Gas and Electric Co.
4.95%, 7/1/2050	50,000	41,743
PacifiCorp
6.25%, 10/15/2037	100,000	112,412
Tucson Electric Power Co.
4.00%, 6/15/2050	100,000	81,267
Virginia Electric and Power Co.
8.88%, 11/15/2038	10,000	14,086
Wisconsin Power and Light Co.
3.65%, 4/1/2050	20,000	15,720

		1,664,140

Electrical Equipment - 0.3%
Eaton Corp.
4.70%, 8/23/2052	80,000	77,803
Rockwell Automation, Inc.
2.80%, 8/15/2061	25,000	16,435

		94,238

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.
4.38%, 11/15/2057	125,000	107,574
5.45%, 11/15/2079	100,000	95,949
Tyco Electronics Group SA
7.13%, 10/1/2037	50,000	59,723

		263,246

Entertainment - 0.3%
Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	35,177
Warnermedia Holdings, Inc.
5.14%, 3/15/2052(b)	100,000	83,056

		118,233

Equity Real Estate Investment Trusts (REITs) - 1.4%
American Homes 4 Rent LP
4.30%, 4/15/2052	50,000	40,727
Crown Castle, Inc.
5.20%, 2/15/2049	100,000	95,841
3.25%, 1/15/2051	100,000	71,520
Kimco Realty OP LLC
4.60%, 2/1/2033	60,000	58,033
National Retail Properties, Inc.
3.50%, 4/15/2051	150,000	109,205
Omega Healthcare Investors, Inc.
3.25%, 4/15/2033	60,000	45,123
Regency Centers LP
4.40%, 2/1/2047	60,000	50,048
Weyerhaeuser Co.
4.00%, 3/9/2052	50,000	41,608

		512,105

Food Products - 0.9%
Campbell Soup Co.
3.13%, 4/24/2050	100,000	73,169
Conagra Brands, Inc.
5.40%, 11/1/2048	100,000	98,692
General Mills, Inc.
5.40%, 6/15/2040	50,000	52,377
Tyson Foods, Inc.
5.10%, 9/28/2048	100,000	98,743

		322,981

Gas Utilities - 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	65,670
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/2046	20,000	15,255

		80,925

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
4.90%, 11/30/2046	100,000	104,589

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.
4.30%, 12/15/2047	75,000	67,171
Cardinal Health, Inc.
4.37%, 6/15/2047	150,000	126,497
CVS Health Corp.
5.13%, 7/20/2045	340,000	327,315

Investments	Principal Amount ($)	Value ($)
5.05%, 3/25/2048	210,000	199,651
Elevance Health, Inc.
4.55%, 5/15/2052	170,000	158,045
Humana, Inc.
8.15%, 6/15/2038	25,000	30,703
3.95%, 8/15/2049	130,000	108,666
Laboratory Corp. of America Holdings
4.70%, 2/1/2045	100,000	91,794
UnitedHealth Group, Inc.
5.95%, 2/15/2041	100,000	111,525
4.63%, 11/15/2041	220,000	213,695
3.70%, 8/15/2049	75,000	63,549
3.25%, 5/15/2051	15,000	11,736
4.75%, 5/15/2052	30,000	29,710
3.88%, 8/15/2059	100,000	84,744
3.13%, 5/15/2060	125,000	90,832
4.95%, 5/15/2062	100,000	100,600

		1,816,233

Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.
4.88%, 7/15/2040	50,000	49,281
4.88%, 12/9/2045	125,000	123,431
4.45%, 3/1/2047	100,000	92,962
4.45%, 9/1/2048	100,000	93,453
3.63%, 9/1/2049	100,000	81,947
4.20%, 4/1/2050	100,000	89,531
5.15%, 9/9/2052	15,000	15,431

		546,036

Household Durables - 0.2%
MDC Holdings, Inc.
3.97%, 8/6/2061	100,000	60,343

Household Products - 0.3%
Church & Dwight Co., Inc.
5.00%, 6/15/2052	100,000	100,041

Industrial Conglomerates - 0.1%
3M Co.
3.70%, 4/15/2050	1,000	801
Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	50,000	43,071

		43,872

Insurance - 6.5%
Aflac, Inc.
6.45%, 8/15/2040	50,000	54,960
4.75%, 1/15/2049	50,000	48,828
Alleghany Corp.
4.90%, 9/15/2044	75,000	73,661
American Financial Group, Inc.
4.50%, 6/15/2047	60,000	51,310
American International Group, Inc.
4.38%, 6/30/2050	40,000	36,457
Aon Corp.
6.25%, 9/30/2040	50,000	54,072
3.90%, 2/28/2052	100,000	82,684
Aon Global Ltd.
4.60%, 6/14/2044	55,000	50,346

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.75%, 5/15/2045	100,000	93,585
Arch Capital Group Ltd.
7.35%, 5/1/2034	200,000	235,227
Arthur J Gallagher & Co.
3.50%, 5/20/2051	50,000	37,953
3.05%, 3/9/2052	65,000	44,448
Athene Holding Ltd.
3.45%, 5/15/2052	10,000	6,726
Berkshire Hathaway Finance Corp.
3.85%, 3/15/2052	100,000	86,338
Brown & Brown, Inc.
4.95%, 3/17/2052	50,000	45,087
Chubb INA Holdings, Inc.
3.05%, 12/15/2061	50,000	35,516
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	100,000	74,623
3.13%, 10/15/2052	50,000	34,687
Fidelity National Financial, Inc.
3.20%, 9/17/2051	45,000	28,310
Hartford Financial Services Group, Inc. (The)
2.90%, 9/15/2051	165,000	114,113
Markel Corp.
5.00%, 4/5/2046	100,000	92,102
4.15%, 9/17/2050	125,000	102,142
3.45%, 5/7/2052	15,000	10,981
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039	100,000	98,217
4.90%, 3/15/2049	80,000	79,584
MetLife, Inc.
10.75%, 8/1/2039	100,000	137,510
Old Republic International Corp.
3.85%, 6/11/2051	50,000	37,913
Progressive Corp. (The)
3.70%, 3/15/2052	50,000	42,146
Prudential Financial, Inc.
3.70%, 3/13/2051	100,000	82,581
Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	22,935
Unum Group
4.13%, 6/15/2051	95,000	71,423
W R Berkley Corp.
6.25%, 2/15/2037	100,000	108,143
4.75%, 8/1/2044	100,000	93,565
Willis North America, Inc.
5.05%, 9/15/2048	75,000	67,666

		2,335,839

Interactive Media & Services - 1.0%
Alphabet, Inc.
2.25%, 8/15/2060	75,000	46,157
Meta Platforms, Inc.
4.45%, 8/15/2052	10,000	8,733
4.65%, 8/15/2062	365,000	319,875

		374,765

Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.
4.20%, 12/6/2047	25,000	20,738

Investments	Principal Amount ($)	Value ($)
3.15%, 2/9/2051	80,000	54,745

		75,483

IT Services - 2.7%
Fidelity National Information Services, Inc.
5.63%, 7/15/2052	100,000	100,691
Fiserv, Inc.
4.40%, 7/1/2049	30,000	25,750
Global Payments, Inc.
4.15%, 8/15/2049	100,000	77,854
International Business Machines Corp.
4.15%, 5/15/2039	100,000	90,329
4.25%, 5/15/2049	150,000	132,665
3.43%, 2/9/2052	100,000	75,817
4.90%, 7/27/2052	273,000	265,103
PayPal Holdings, Inc.
5.05%, 6/1/2052	100,000	97,304
Western Union Co. (The)
6.20%, 6/21/2040	100,000	99,223

		964,736

Leisure Products - 0.1%
Hasbro, Inc.
6.35%, 3/15/2040	50,000	51,448

Machinery - 0.7%
Crane Holdings Co.
4.20%, 3/15/2048	25,000	19,043
Dover Corp.
5.38%, 3/1/2041	100,000	101,251
Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	22,786
Otis Worldwide Corp.
3.11%, 2/15/2040	50,000	39,213
3.36%, 2/15/2050	100,000	75,546

		257,839

Media - 3.1%
Charter Communications Operating LLC
6.48%, 10/23/2045	100,000	98,375
5.75%, 4/1/2048	99,000	88,137
4.80%, 3/1/2050	100,000	78,745
3.70%, 4/1/2051	100,000	66,436
Comcast Corp.
2.94%, 11/1/2056	120,000	81,891
Fox Corp.
5.48%, 1/25/2039	100,000	97,058
5.58%, 1/25/2049	150,000	145,017
Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/2048	50,000	49,681
Time Warner Cable LLC
7.30%, 7/1/2038	200,000	214,451
6.75%, 6/15/2039	100,000	102,811
5.88%, 11/15/2040	100,000	93,667

		1,116,269

Metals & Mining - 2.6%
ArcelorMittal SA
6.75%, 3/1/2041(c)	100,000	103,647
Freeport-McMoRan, Inc.
5.45%, 3/15/2043	200,000	194,300

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Nucor Corp.
3.85%, 4/1/2052	50,000	41,747
Teck Resources Ltd.
5.20%, 3/1/2042	50,000	46,389
Vale Overseas Ltd.
6.88%, 11/21/2036	500,000	547,543

		933,626

Multi-Utilities - 3.5%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	200,000	221,970
4.45%, 1/15/2049	100,000	92,401
4.25%, 10/15/2050	150,000	133,000
2.85%, 5/15/2051	200,000	141,483
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	270,000	313,419
4.50%, 5/15/2058	50,000	44,735
Dominion Energy, Inc.
Series A, 4.60%,
3/15/2049	100,000	90,996
Sempra Energy
4.00%, 2/1/2048	100,000	83,994
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	160,000	137,439

		1,259,437

Oil, Gas & Consumable Fuels - 15.2%
Canadian Natural Resources Ltd.
6.50%, 2/15/2037	100,000	105,282
6.25%, 3/15/2038	100,000	107,032
6.75%, 2/1/2039	100,000	108,734
Cenovus Energy, Inc.
6.75%, 11/15/2039	45,000	49,293
ConocoPhillips Co.
4.03%, 3/15/2062	50,000	43,143
Continental Resources, Inc.
4.90%, 6/1/2044	100,000	80,299
Devon Energy Corp.
5.00%, 6/15/2045	70,000	64,271
Diamondback Energy, Inc.
4.25%, 3/15/2052	85,000	68,434
Enbridge Energy Partners LP
7.38%, 10/15/2045	35,000	41,853
Enbridge, Inc.
5.50%, 12/1/2046	25,000	25,262
3.40%, 8/1/2051	10,000	7,457
Energy Transfer LP
5.80%, 6/15/2038	100,000	98,316
6.50%, 2/1/2042	200,000	210,965
5.00%, 5/15/2044(c)	50,000	43,898
6.13%, 12/15/2045	100,000	99,947
6.25%, 4/15/2049	100,000	101,554
5.00%, 5/15/2050	160,000	139,630
Enterprise Products Operating LLC
5.95%, 2/1/2041	180,000	192,385
4.45%, 2/15/2043	100,000	91,185
4.85%, 3/15/2044	230,000	219,055
4.25%, 2/15/2048	85,000	73,408
3.70%, 1/31/2051	85,000	66,741

Investments	Principal Amount ($)	Value ($)
3.95%, 1/31/2060	100,000	79,097
Exxon Mobil Corp.
3.45%, 4/15/2051	100,000	81,542
Hess Corp.
6.00%, 1/15/2040	50,000	52,193
5.80%, 4/1/2047	100,000	101,323
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	113,118
6.50%, 9/1/2039	150,000	160,444
6.38%, 3/1/2041	100,000	105,680
5.50%, 3/1/2044	150,000	144,239
Kinder Morgan, Inc.
5.55%, 6/1/2045	125,000	121,808
5.05%, 2/15/2046	50,000	45,610
5.20%, 3/1/2048	100,000	93,045
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	13,928
4.20%, 10/3/2047	145,000	117,658
4.85%, 2/1/2049	100,000	89,877
3.95%, 3/1/2050	40,000	31,733
Marathon Oil Corp.
5.20%, 6/1/2045	100,000	90,646
Marathon Petroleum Corp.
6.50%, 3/1/2041	100,000	109,524
4.50%, 4/1/2048	105,000	89,114
MPLX LP
4.70%, 4/15/2048	200,000	172,577
5.50%, 2/15/2049	100,000	95,431
4.95%, 3/14/2052	200,000	177,258
4.90%, 4/15/2058	150,000	127,614
ONEOK Partners LP
6.85%, 10/15/2037	200,000	215,103
6.13%, 2/1/2041	40,000	40,408
ONEOK, Inc.
4.95%, 7/13/2047	150,000	131,039
7.15%, 1/15/2051	100,000	111,125
Plains All American Pipeline LP
5.15%, 6/1/2042	100,000	87,250
4.70%, 6/15/2044	100,000	82,280
Spectra Energy Partners LP
5.95%, 9/25/2043	100,000	102,872
Suncor Energy, Inc.
6.50%, 6/15/2038	100,000	108,830
Targa Resources Corp.
6.25%, 7/1/2052	100,000	101,389
Valero Energy Corp.
3.65%, 12/1/2051	50,000	38,254
4.00%, 6/1/2052	100,000	81,267
Williams Cos., Inc. (The)
6.30%, 4/15/2040	30,000	32,516
4.85%, 3/1/2048	35,000	31,845
3.50%, 10/15/2051	100,000	73,836

		5,489,617

Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.
3.90%, 3/15/2062	100,000	84,345

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Eli Lilly & Co.
2.50%, 9/15/2060	40,000	26,690
Merck & Co., Inc.
2.75%, 12/10/2051	75,000	54,012
2.90%, 12/10/2061	175,000	121,829
Royalty Pharma plc
3.55%, 9/2/2050	50,000	35,236
3.35%, 9/2/2051	100,000	67,319
Zoetis, Inc.
4.45%, 8/20/2048	100,000	91,210

		480,641

Professional Services - 0.3%
Equifax, Inc.
7.00%, 7/1/2037	50,000	55,202
Verisk Analytics, Inc.
3.63%, 5/15/2050	50,000	37,731

		92,933

Road & Rail - 2.9%
Burlington Northern Santa Fe LLC
5.15%, 9/1/2043	200,000	207,111
4.90%, 4/1/2044	150,000	150,711
Canadian Pacific Railway Co.
6.13%, 9/15/2115	100,000	109,778
CSX Corp.
4.50%, 8/1/2054	50,000	45,681
Kansas City Southern
4.20%, 11/15/2069	50,000	42,200
Norfolk Southern Corp.
3.16%, 5/15/2055	50,000	36,068
5.10%, 8/1/2118	50,000	45,324
Union Pacific Corp.
3.84%, 3/20/2060	180,000	149,095
4.10%, 9/15/2067	200,000	169,445
3.75%, 2/5/2070	100,000	78,695

		1,034,108

Semiconductors & Semiconductor Equipment - 2.8%
Broadcom, Inc.
3.42%, 4/15/2033(b)	150,000	125,842
3.47%, 4/15/2034(b)	200,000	165,826
3.14%, 11/15/2035(b)	200,000	155,271
3.19%, 11/15/2036(b)	110,000	84,111
3.50%, 2/15/2041(b)	275,000	210,193
KLA Corp.
5.25%, 7/15/2062	100,000	103,586
Micron Technology, Inc.
3.37%, 11/1/2041	100,000	71,768
NXP BV
3.25%, 11/30/2051	100,000	68,269
Texas Instruments, Inc.
4.15%, 5/15/2048	35,000	33,317

		1,018,183

Software - 2.8%
Microsoft Corp.
2.92%, 3/17/2052	100,000	76,460
3.04%, 3/17/2062	269,000	203,667
Oracle Corp.
6.13%, 7/8/2039	105,000	110,505

Investments	Principal Amount ($)	Value ($)
3.65%, 3/25/2041	140,000	110,806
4.13%, 5/15/2045	225,000	182,520
3.60%, 4/1/2050	200,000	146,971
4.38%, 5/15/2055	115,000	94,851
3.85%, 4/1/2060	125,000	90,340

		1,016,120

Specialty Retail - 1.5%
Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	100,000	70,392
Lowe’s Cos., Inc.
4.55%, 4/5/2049	150,000	133,959
5.13%, 4/15/2050	100,000	97,681
4.25%, 4/1/2052	200,000	169,956
4.45%, 4/1/2062	100,000	84,423

		556,411

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.
4.38%, 5/13/2045	100,000	97,330
4.65%, 2/23/2046	190,000	191,369
2.70%, 8/5/2051	200,000	142,199
2.55%, 8/20/2060	100,000	65,644
2.80%, 2/8/2061	100,000	68,568
4.10%, 8/8/2062	70,000	62,646
Dell International LLC
8.35%, 7/15/2046	70,000	84,487
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(c)	50,000	52,707
HP, Inc.
6.00%, 9/15/2041	100,000	101,612

		866,562

Tobacco - 5.2%
Altria Group, Inc.
5.80%, 2/14/2039	250,000	240,874
4.25%, 8/9/2042	140,000	109,860
4.50%, 5/2/2043	100,000	79,548
5.38%, 1/31/2044	225,000	208,308
5.95%, 2/14/2049	250,000	236,275
BAT Capital Corp.
3.73%, 9/25/2040	670,000	485,114
Philip Morris International, Inc.
6.38%, 5/16/2038	50,000	55,665
4.13%, 3/4/2043	330,000	277,808
4.25%, 11/10/2044	200,000	170,045

		1,863,497

Trading Companies & Distributors - 0.3%
GATX Corp.
4.90%, 3/15/2033	20,000	19,627
WW Grainger, Inc.
4.60%, 6/15/2045	100,000	98,304

		117,931

Water Utilities - 0.4%
Essential Utilities, Inc.
3.35%, 4/15/2050	200,000	147,251

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 4.55%, 3/15/2052(b)	50,000	42,029

TOTAL CORPORATE BONDS (COST $42,017,603)		35,413,959

Total Investments - 98.0% (Cost $42,017,603)		35,413,959
Other assets less liabilities - 2.0%		724,567

Net Assets - 100.0%		36,138,526

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2023.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	98.0%
Others(1)	2.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.3%

Aerospace & Defense - 1.8%
BWX Technologies, Inc.
4.13%, 6/30/2028(a)	240,000	216,601
F-Brasile SpA Series NR,
7.38%, 8/15/2026(a)	1,650,000	1,351,977
Howmet Aerospace, Inc.
5.95%, 2/1/2037	405,000	408,807
Spirit AeroSystems, Inc.
7.50%, 4/15/2025(a)	1,900,000	1,906,536
9.38%, 11/30/2029(a)	1,250,000	1,358,463
TransDigm UK Holdings plc
6.88%, 5/15/2026	845,000	837,095
TransDigm, Inc.
7.50%, 3/15/2027	825,000	831,423
5.50%, 11/15/2027	4,290,000	4,096,846
4.63%, 1/15/2029	3,085,000	2,783,164
4.88%, 5/1/2029	1,250,000	1,127,881
Triumph Group, Inc.
6.25%, 9/15/2024(a)	800,000	772,180
7.75%, 8/15/2025	2,270,000	1,928,184
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024(a)	2,620,000	1,270,700

		18,889,857

Air Freight & Logistics - 0.1%
Western Global Airlines LLC 10.38%, 8/15/2025(a)	1,035,000	724,500

Airlines - 1.1%
Allegiant Travel Co.
7.25%, 8/15/2027(a)	1,075,000	1,050,933
American Airlines Group, Inc.
3.75%, 3/1/2025(a)	1,152,000	1,079,122
American Airlines, Inc.
11.75%, 7/15/2025(a)	4,170,000	4,641,439
5.75%, 4/20/2029(a)	1,425,000	1,378,292
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	2,160,000	2,062,779
Spirit Loyalty Cayman Ltd.
8.00%, 9/20/2025(a)	890,000	912,232
United Airlines, Inc.
4.63%, 4/15/2029(a)	545,000	497,100

		11,621,897

Auto Components - 1.5%
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	480,000	455,146
5.88%, 6/1/2029(a)	1,113,000	1,071,563
3.75%, 1/30/2031(a)	585,000	494,693
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	390,000	365,570
6.50%, 4/1/2027	1,095,000	1,010,050

Investments	Principal Amount ($)	Value ($)
6.88%, 7/1/2028	725,000	659,750
5.00%, 10/1/2029	300,000	247,069
Clarios Global LP
8.50%, 5/15/2027(a)	3,140,000	3,127,477
Dealer Tire LLC
8.00%, 2/1/2028(a)	1,265,000	1,164,838
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(a)	1,445,000	1,084,962
Icahn Enterprises LP
5.25%, 5/15/2027	1,050,000	977,650
4.38%, 2/1/2029	445,000	387,511
IHO Verwaltungs GmbH
4.75%, 9/15/2026(a)(b)	655,000	599,115
6.00%, 5/15/2027(a)(b)	565,000	524,784
6.37%, 5/15/2029(a)(b)	1,220,000	1,067,438
Patrick Industries, Inc.
7.50%, 10/15/2027(a)	635,000	628,301
4.75%, 5/1/2029(a)	875,000	747,994
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	1,535,000	1,139,738
Wheel Pros, Inc.
6.50%, 5/15/2029(a)	795,000	317,809

		16,071,458

Automobiles - 1.7%
Ford Holdings LLC
9.30%, 3/1/2030	255,000	292,612
Ford Motor Co.
6.63%, 10/1/2028	735,000	765,561
6.38%, 2/1/2029	305,000	307,669
9.63%, 4/22/2030	750,000	882,825
3.25%, 2/12/2032	760,000	603,187
6.10%, 8/19/2032	620,000	608,377
4.75%, 1/15/2043	1,611,000	1,257,568
7.40%, 11/1/2046	115,000	118,645
5.29%, 12/8/2046	790,000	651,537
Jaguar Land Rover Automotive plc
7.75%, 10/15/2025(a)	1,715,000	1,689,275
4.50%, 10/1/2027(a)	2,055,000	1,708,589
5.88%, 1/15/2028(a)	3,016,000	2,564,829
5.50%, 7/15/2029(a)	2,100,000	1,674,666
Mclaren Finance plc
7.50%, 8/1/2026(a)	1,435,000	1,054,725
PM General Purchaser LLC
9.50%, 10/1/2028(a)	1,510,000	1,155,150
Thor Industries, Inc.
4.00%, 10/15/2029(a)	2,180,000	1,812,714
Winnebago Industries, Inc.
6.25%, 7/15/2028(a)	505,000	485,633

		17,633,562

Banks - 0.6%
Texas Capital Bancshares, Inc.
4.00%, 5/6/2031(c)	760,000	691,917
UniCredit SpA
5.86%, 6/19/2032(a)(c)	1,950,000	1,812,695

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
7.30%, 4/2/2034(a)(c)	3,125,000	3,038,330
5.46%, 6/30/2035(a)(c)	1,035,000	905,482

		6,448,424

Beverages - 0.2%
Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)	425,000	370,702
Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)	1,825,000	1,448,610

		1,819,312

Building Products - 2.0%
Camelot Return Merger Sub, Inc.
8.75%, 8/1/2028(a)	1,750,000	1,645,438
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029(a)	1,680,000	1,258,522
CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a)	1,109,000	856,702
Eco Material Technologies, Inc.
7.88%, 1/31/2027(a)	755,000	726,167
Griffon Corp.
5.75%, 3/1/2028	1,445,000	1,367,577
James Hardie International Finance DAC
5.00%, 1/15/2028(a)	500,000	474,738
JELD-WEN, Inc.
6.25%, 5/15/2025(a)	377,000	361,184
4.63%, 12/15/2025(a)	1,130,000	1,000,050
4.88%, 12/15/2027(a)	1,690,000	1,380,882
Masonite International Corp.
5.38%, 2/1/2028(a)	1,030,000	964,101
MIWD Holdco II LLC
5.50%, 2/1/2030(a)	1,290,000	1,072,596
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(a)	1,160,000	1,067,838
9.75%, 7/15/2028(a)	1,055,000	1,000,441
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(a)	1,585,000	1,418,575
PGT Innovations, Inc.
4.38%, 10/1/2029(a)	1,470,000	1,268,213
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)	1,650,000	1,506,483
Standard Industries, Inc.
5.00%, 2/15/2027(a)	330,000	312,720
4.75%, 1/15/2028(a)	620,000	581,033
4.38%, 7/15/2030(a)	1,205,000	1,030,119
3.38%, 1/15/2031(a)	720,000	571,837
Victors Merger Corp.
6.38%, 5/15/2029(a)	2,245,000	1,368,409

		21,233,625

Capital Markets - 0.5%
Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	465,000	479,763
AG Issuer LLC
6.25%, 3/1/2028(a)	300,000	283,500
AG TTMT Escrow Issuer LLC
8.63%, 9/30/2027(a)	590,000	608,744
Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(a)	970,000	860,875

Investments	Principal Amount ($)	Value ($)
Brightsphere Investment Group, Inc.
4.80%, 7/27/2026	185,000	170,663
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	1,745,000	1,570,116
Hightower Holding LLC
6.75%, 4/15/2029(a)	655,000	563,837
Jane Street Group
4.50%, 11/15/2029(a)	520,000	464,219
Nomura Holdings, Inc.
2.65%, 1/16/2025	140,000	133,141

		5,134,858

Chemicals - 4.5%
Ashland LLC
3.38%, 9/1/2031(a)	310,000	257,300
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028(a)	1,445,000	1,238,046
7.50%, 9/30/2029(a)	1,006,000	724,422
Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	995,000	940,275
Cerdia Finanz GmbH
10.50%, 2/15/2027(a)	1,445,000	1,228,344
Chemours Co. (The)
5.38%, 5/15/2027	825,000	762,700
5.75%, 11/15/2028(a)	1,825,000	1,663,031
4.63%, 11/15/2029(a)	1,745,000	1,457,982
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	170,000	135,150
CVR Partners LP
6.13%, 6/15/2028(a)	2,035,000	1,841,743
Diamond BC BV
4.63%, 10/1/2029(a)	215,000	180,856
FXI Holdings, Inc.
7.88%, 11/1/2024(a)	795,000	716,504
12.25%, 11/15/2026(a)	1,905,000	1,721,644
Gates Global LLC
6.25%, 1/15/2026(a)	1,090,000	1,073,473
GPD Cos., Inc.
10.13%, 4/1/2026(a)	1,245,000	1,116,093
HB Fuller Co.
4.25%, 10/15/2028	235,000	207,975
Herens Holdco Sarl
4.75%, 5/15/2028(a)	875,000	712,190
Illuminate Buyer LLC
9.00%, 7/1/2028(a)	1,210,000	1,081,183
Innophos Holdings, Inc.
9.38%, 2/15/2028(a)	565,000	557,124
Iris Holding, Inc.
10.00%, 12/15/2028(a)	1,050,000	840,259
LSB Industries, Inc.
6.25%, 10/15/2028(a)	2,980,000	2,685,010
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(a)	860,000	705,712
Minerals Technologies, Inc.
5.00%, 7/1/2028(a)	805,000	736,172
NOVA Chemicals Corp.
5.25%, 6/1/2027(a)	1,865,000	1,734,599
4.25%, 5/15/2029(a)	1,485,000	1,273,343

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.
7.13%, 10/1/2027(a)	410,000	401,800
4.25%, 10/1/2028(a)	1,620,000	1,358,876
6.25%, 10/1/2029(a)	940,000	780,172
Polar US Borrower LLC
6.75%, 5/15/2026(a)	695,000	312,750
Rain CII Carbon LLC
7.25%, 4/1/2025(a)	1,070,000	1,006,086
Rayonier AM Products, Inc.
7.63%, 1/15/2026(a)	1,060,000	991,121
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	1,903,000	1,674,640
6.63%, 5/1/2029(a)	1,865,000	1,594,948
SCIL IV LLC
5.38%, 11/1/2026(a)	1,395,000	1,278,601
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(a)	2,765,000	2,267,300
Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	1,914,000	1,674,750
5.13%, 4/1/2029(a)	1,930,000	1,390,382
Tronox, Inc.
4.63%, 3/15/2029(a)	2,765,000	2,364,075
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a)	1,895,000	1,460,409
WR Grace Holdings LLC
4.88%, 6/15/2027(a)	980,000	909,244
5.63%, 8/15/2029(a)	2,925,000	2,437,987

		47,494,271

Commercial Services & Supplies - 3.7%
ADT Security Corp. (The)
4.88%, 7/15/2032(a)	401,000	357,836
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	2,680,000	2,580,170
9.75%, 7/15/2027(a)	2,615,000	2,497,325
4.63%, 6/1/2028(a)	3,435,000	2,958,020
6.00%, 6/1/2029(a)	2,305,000	1,854,603
Aptim Corp.
7.75%, 6/15/2025(a)	1,380,000	979,800
APX Group, Inc.
5.75%, 7/15/2029(a)	2,045,000	1,769,059
CoreCivic, Inc.
4.75%, 10/15/2027	520,000	454,617
Covanta Holding Corp.
4.88%, 12/1/2029(a)	435,000	380,082
5.00%, 9/1/2030	645,000	548,772
Deluxe Corp.
8.00%, 6/1/2029(a)	2,215,000	1,896,594
Garda World Security Corp.
4.63%, 2/15/2027(a)	940,000	855,504
9.50%, 11/1/2027(a)	1,185,000	1,170,292
6.00%, 6/1/2029(a)	1,090,000	909,823
GEO Group, Inc. (The)
10.50%, 6/30/2028	465,000	475,654
GFL Environmental, Inc.
4.00%, 8/1/2028(a)	1,080,000	958,770
4.75%, 6/15/2029(a)	425,000	383,580
4.38%, 8/15/2029(a)	500,000	443,410

Investments	Principal Amount ($)	Value ($)
Interface, Inc.
5.50%, 12/1/2028(a)	1,150,000	966,173
Intrado Corp.
8.50%, 10/15/2025(a)	780,000	698,100
Legends Hospitality Holding Co. LLC
5.00%, 2/1/2026(a)	660,000	608,150
Madison IAQ LLC
4.13%, 6/30/2028(a)	415,000	365,287
5.88%, 6/30/2029(a)	2,595,000	2,058,458
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)	4,905,000	4,767,807
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	1,825,000	1,788,572
6.25%, 1/15/2028(a)	3,435,000	3,257,754
Steelcase, Inc.
5.13%, 1/18/2029	1,055,000	941,767
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a)	1,055,000	973,468
Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	560,000	520,800

		38,420,247

Construction & Engineering - 1.4%
Arcosa, Inc.
4.38%, 4/15/2029(a)	710,000	634,943
Artera Services LLC
9.03%, 12/4/2025(a)	2,555,000	2,184,423
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	2,472,000	2,020,242
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/2026(a)	920,000	876,843
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)	1,053,000	863,460
7.50%, 4/15/2032(a)	650,000	552,598
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)	1,500,000	1,264,125
HTA Group Ltd.
7.00%, 12/18/2025(a)	1,030,000	968,200
Pike Corp.
5.50%, 9/1/2028(a)	1,995,000	1,760,899
Promontoria Holding 264 BV
7.88%, 3/1/2027(a)	855,000	808,856
Railworks Holdings LP
8.25%, 11/15/2028(a)	700,000	648,169
Tutor Perini Corp.
6.88%, 5/1/2025(a)	1,305,000	1,162,624
VM Consolidated, Inc.
5.50%, 4/15/2029(a)	760,000	700,150
Weekley Homes LLC
4.88%, 9/15/2028(a)	815,000	709,254

		15,154,786

Consumer Finance - 2.2%
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(a)	1,180,000	719,800
Credit Acceptance Corp.
5.13%, 12/31/2024(a)	695,000	649,046
6.63%, 3/15/2026	852,000	779,580

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Enova International, Inc.
8.50%, 9/1/2024(a)	370,000	359,362
8.50%, 9/15/2025(a)	860,000	818,075
Ford Motor Credit Co. LLC
4.27%, 1/9/2027	1,535,000	1,434,591
4.95%, 5/28/2027	2,555,000	2,438,154
4.13%, 8/17/2027	2,115,000	1,950,622
3.82%, 11/2/2027	1,240,000	1,119,100
7.35%, 11/4/2027	2,730,000	2,863,088
2.90%, 2/16/2028	1,160,000	997,711
2.90%, 2/10/2029	1,235,000	1,030,187
5.11%, 5/3/2029	2,467,000	2,337,994
7.35%, 3/6/2030	1,870,000	1,962,752
4.00%, 11/13/2030	195,000	170,262
goeasy Ltd.
4.38%, 5/1/2026(a)	525,000	468,524
LFS Topco LLC
5.88%, 10/15/2026(a)	670,000	554,244
OneMain Finance Corp.
7.13%, 3/15/2026	205,000	203,658
PRA Group, Inc.
7.38%, 9/1/2025(a)	395,000	391,676
5.00%, 10/1/2029(a)	1,510,000	1,296,091
World Acceptance Corp.
7.00%, 11/1/2026(a)	1,280,000	988,800

		23,533,317

Containers & Packaging - 2.0%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029(a)	850,000	702,831
Cascades, Inc.
5.13%, 1/15/2026(a)	190,000	177,088
5.38%, 1/15/2028(a)	1,065,000	994,731
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a)	1,390,000	1,366,531
8.75%, 4/15/2030(a)	4,740,000	4,189,129
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	425,000	443,949
Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)	2,035,000	1,778,569
Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(a)	1,575,000	1,391,242
LABL, Inc.
10.50%, 7/15/2027(a)	1,680,000	1,598,100
8.25%, 11/1/2029(a)	1,675,000	1,404,906
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/2025(a)	1,690,000	1,649,862
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025(a)	345,000	334,705
6.38%, 8/15/2025(a)	500,000	490,125
6.63%, 5/13/2027(a)	1,005,000	985,305
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(a)	305,000	273,737
Pactiv LLC
7.95%, 12/15/2025	275,000	271,970
Sealed Air Corp.
6.88%, 7/15/2033(a)	150,000	155,906

Investments	Principal Amount ($)	Value ($)
Trident TPI Holdings, Inc.
9.25%, 8/1/2024(a)	565,000	551,478
Trivium Packaging Finance BV
5.50%, 8/15/2026(a)(d)	1,290,000	1,238,323
8.50%, 8/15/2027(a)(d)	1,150,000	1,106,001

		21,104,488

Distributors - 0.2%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028(a)	220,000	200,435
3.88%, 11/15/2029(a)	200,000	170,500
BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a)	1,160,000	1,086,665
Resideo Funding, Inc.
4.00%, 9/1/2029(a)	750,000	621,998

		2,079,598

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)	855,000	795,817
Grand Canyon University
4.13%, 10/1/2024	990,000	941,054
5.13%, 10/1/2028	960,000	908,727
Metis Merger Sub LLC
6.50%, 5/15/2029(a)	1,045,000	890,863
Service Corp. International
4.00%, 5/15/2031	730,000	638,370
Signal Parent, Inc.
6.13%, 4/1/2029(a)	655,000	249,672
Sotheby’s
7.38%, 10/15/2027(a)	1,240,000	1,190,986
5.88%, 6/1/2029(a)	1,275,000	1,090,419
StoneMor, Inc.
8.50%, 5/15/2029(a)	1,060,000	853,300
WW International, Inc.
4.50%, 4/15/2029(a)	2,180,000	1,161,368

		8,720,576

Diversified Financial Services - 1.2%
Armor Holdco, Inc.
8.50%, 11/15/2029(a)	760,000	647,900
CPI CG, Inc.
8.63%, 3/15/2026(a)	336,000	331,652
Jefferies Finance LLC
5.00%, 8/15/2028(a)	1,690,000	1,433,366
Jefferson Capital Holdings LLC
6.00%, 8/15/2026(a)	450,000	374,499
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	1,670,000	1,469,600
5.63%, 1/15/2030(a)	900,000	726,750
MPH Acquisition Holdings LLC
5.75%, 11/1/2028(a)	4,960,000	3,602,200
Oxford Finance LLC
6.38%, 2/1/2027(a)	360,000	344,315
Sabre GLBL, Inc.
9.25%, 4/15/2025(a)	1,350,000	1,385,039
7.38%, 9/1/2025(a)	1,505,000	1,476,205
Stena International SA
6.13%, 2/1/2025(a)	660,000	624,092

		12,415,618

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services - 6.2%
Altice France Holding SA
10.50%, 5/15/2027(a)	3,880,000	3,331,950
6.00%, 2/15/2028(a)	2,765,000	1,865,577
Altice France SA
8.13%, 2/1/2027(a)	2,285,000	2,142,050
5.50%, 1/15/2028(a)	2,075,000	1,723,329
5.13%, 1/15/2029(a)	735,000	576,064
5.13%, 7/15/2029(a)	4,370,000	3,430,100
5.50%, 10/15/2029(a)	5,150,000	4,072,083
CCO Holdings LLC
5.38%, 6/1/2029(a)	235,000	217,375
6.38%, 9/1/2029(a)	2,610,000	2,518,650
4.75%, 3/1/2030(a)	1,525,000	1,332,530
4.50%, 8/15/2030(a)	1,195,000	1,021,080
4.25%, 2/1/2031(a)	1,285,000	1,070,469
4.50%, 5/1/2032	1,182,000	978,105
4.50%, 6/1/2033(a)	1,105,000	897,812
4.25%, 1/15/2034(a)	1,485,000	1,157,632
Embarq Corp.
8.00%, 6/1/2036	5,995,000	2,892,887
Frontier Communications Holdings LLC
5.00%, 5/1/2028(a)	170,000	154,556
6.75%, 5/1/2029(a)	4,280,000	3,670,100
5.88%, 11/1/2029	3,197,000	2,606,386
6.00%, 1/15/2030(a)	4,235,000	3,478,756
8.75%, 5/15/2030(a)	35,000	36,269
Frontier Florida LLC
Series E, 6.86%, 2/1/2028	385,000	357,276
Iliad Holding SASU
7.00%, 10/15/2028(a)	1,395,000	1,310,156
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	2,280,000	2,070,240
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	765,000	606,255
3.63%, 1/15/2029(a)	410,000	305,040
3.75%, 7/15/2029(a)	325,000	237,588
Lumen Technologies, Inc.
5.13%, 12/15/2026(a)	1,535,000	1,312,425
Series G, 6.88%, 1/15/2028	1,190,000	963,900
4.50%, 1/15/2029(a)	4,010,000	2,696,725
5.38%, 6/15/2029(a)	1,150,000	796,632
Series P, 7.60%, 9/15/2039	124,000	83,624
Series U, 7.65%, 3/15/2042	190,000	126,267
Sprint Capital Corp.
6.88%, 11/15/2028	570,000	609,807
8.75%, 3/15/2032	990,000	1,222,650
Telecom Italia Capital SA
6.38%, 11/15/2033	600,000	510,138
6.00%, 9/30/2034	540,000	433,288
7.20%, 7/18/2036	652,000	553,900
7.72%, 6/4/2038	595,000	513,116
Telesat Canada
5.63%, 12/6/2026(a)	1,035,000	478,036
4.88%, 6/1/2027(a)	1,260,000	617,135

Investments	Principal Amount ($)	Value ($)
6.50%, 10/15/2027(a)	830,000	231,899
Virgin Media Finance plc 5.00%, 7/15/2030(a)	1,125,000	944,314
Virgin Media Secured Finance plc 5.50%, 5/15/2029(a)	85,000	78,854
Windstream Escrow LLC 7.75%, 8/15/2028(a)	3,561,000	2,882,736
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	3,810,000	3,029,331
6.13%, 3/1/2028(a)	4,450,000	3,059,375

		65,204,467

Electric Utilities - 2.1%
DPL, Inc. 4.13%, 7/1/2025	555,000	528,423
Drax Finco plc 6.63%, 11/1/2025(a)	430,000	419,250
Emera, Inc.
Series 16-A, 6.75%, 6/15/2076(c)	3,060,000	3,005,327
FirstEnergy Corp.
Series B, 4.15%, 7/15/2027(d)	2,675,000	2,556,364
Series C, 5.10%, 7/15/2047(d)	225,000	207,563
Series C, 3.40%, 3/1/2050	340,000	241,539
Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a)	445,000	391,023
NextEra Energy Operating Partners LP
3.88%, 10/15/2026(a)	825,000	765,193
4.50%, 9/15/2027(a)	950,000	894,159
NRG Energy, Inc. 5.75%, 1/15/2028	1,500,000	1,437,443
3.38%, 2/15/2029(a)	2,000,000	1,653,464
5.25%, 6/15/2029(a)	3,055,000	2,757,137
3.63%, 2/15/2031(a)	605,000	479,220
3.88%, 2/15/2032(a)	665,000	517,638
Pattern Energy Operations LP 4.50%, 8/15/2028(a)	215,000	197,262
Vistra Operations Co. LLC 5.63%, 2/15/2027(a)	2,050,000	1,979,750
5.00%, 7/31/2027(a)	2,025,000	1,905,687
4.38%, 5/1/2029(a)	2,365,000	2,079,647

		22,016,089

Electrical Equipment - 0.0%(e)
EnerSys 4.38%, 12/15/2027(a)	310,000	286,363

Electronic Equipment, Instruments & Components - 0.1%
Likewize Corp. 9.75%, 10/15/2025(a)	585,000	549,900

Energy Equipment & Services - 1.8%
Archrock Partners LP 6.88%, 4/1/2027(a)	775,000	759,500
6.25%, 4/1/2028(a)	2,070,000	1,966,500
Bristow Group, Inc. 6.88%, 3/1/2028(a)	795,000	757,412

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
CGG SA 8.75%, 4/1/2027(a)	1,100,000	975,743
Enerflex Ltd. 9.00%, 10/15/2027(a)	2,765,000	2,816,208
Oceaneering International, Inc. 6.00%, 2/1/2028	850,000	812,857
Precision Drilling Corp. 6.88%, 1/15/2029(a)	1,065,000	1,025,851
Solaris Midstream Holdings LLC 7.63%, 4/1/2026(a)	565,000	565,000
Transocean Titan Financing Ltd. 8.38%, 2/1/2028(a)	500,000	518,860
USA Compression Partners LP 6.88%, 4/1/2026	1,760,000	1,727,352
6.88%, 9/1/2027	2,025,000	1,964,250
Valaris Ltd. 8.25%, 4/30/2028(a)(b)	415,000	419,150
Weatherford International Ltd. 8.63%, 4/30/2030(a)	4,120,000	4,158,769
Welltec International ApS 8.25%, 10/15/2026(a)	575,000	577,798

		19,045,250

Entertainment - 0.6%
Allen Media LLC 10.50%, 2/15/2028(a)	1,695,000	685,047
Cinemark USA, Inc. 5.88%, 3/15/2026(a)	825,000	740,829
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029(a)	4,195,000	2,726,750
Live Nation Entertainment, Inc. 5.63%, 3/15/2026(a)	550,000	533,632
4.75%, 10/15/2027(a)	1,675,000	1,549,375
WMG Acquisition Corp. 3.00%, 2/15/2031(a)	540,000	447,838

		6,683,471

Equity Real Estate Investment Trusts (REITs) - 2.9%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	1,500,000	1,426,875
4.50%, 4/1/2027(a)	1,735,000	1,523,209
CTR Partnership LP 3.88%, 6/30/2028(a)	515,000	461,136
Diversified Healthcare Trust 4.75%, 5/1/2024	755,000	658,738
9.75%, 6/15/2025	770,000	751,211
Global Net Lease, Inc. 3.75%, 12/15/2027(a)	1,400,000	1,183,360
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032(a)	500,000	433,501
Iron Mountain, Inc. 4.50%, 2/15/2031(a)	700,000	599,823
5.63%, 7/15/2032(a)	224,000	201,585
MPT Operating Partnership LP 5.25%, 8/1/2026	1,400,000	1,273,538
5.00%, 10/15/2027	2,385,000	2,016,124
4.63%, 8/1/2029	2,300,000	1,788,250
3.50%, 3/15/2031	800,000	560,006

Investments	Principal Amount ($)	Value ($)
Office Properties Income Trust 4.50%, 2/1/2025	1,095,000	1,018,739
Park Intermediate Holdings LLC 5.88%, 10/1/2028(a)	1,650,000	1,526,861
4.88%, 5/15/2029(a)	2,180,000	1,884,611
SBA Communications Corp. 3.13%, 2/1/2029	90,000	76,246
Service Properties Trust 4.50%, 3/15/2025	505,000	457,060
5.25%, 2/15/2026	675,000	584,449
4.75%, 10/1/2026	1,080,000	891,789
4.95%, 2/15/2027	895,000	732,199
3.95%, 1/15/2028	1,030,000	784,407
4.95%, 10/1/2029	200,000	150,000
Uniti Group LP 7.88%, 2/15/2025(a)	3,640,000	3,592,391
4.75%, 4/15/2028(a)	1,455,000	1,189,772
6.50%, 2/15/2029(a)	4,730,000	3,287,350
6.00%, 1/15/2030(a)	2,980,000	1,975,271

		31,028,501

Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC 5.00%, 12/15/2028(a)	820,000	632,425
Rite Aid Corp. 7.50%, 7/1/2025(a)	1,365,000	892,041
8.00%, 11/15/2026(a)	3,255,000	1,814,662

		3,339,128

Food Products - 0.6%
B&G Foods, Inc. 5.25%, 4/1/2025	1,910,000	1,740,679
5.25%, 9/15/2027	1,660,000	1,342,525
Post Holdings, Inc. 5.63%, 1/15/2028(a)	1,410,000	1,357,125
4.63%, 4/15/2030(a)	1,063,000	935,440
4.50%, 9/15/2031(a)	765,000	659,812
Sigma Holdco BV 7.88%, 5/15/2026(a)	345,000	265,650
Simmons Foods, Inc. 4.63%, 3/1/2029(a)	525,000	445,113

		6,746,344

Gas Utilities - 0.6%
AmeriGas Partners LP 5.50%, 5/20/2025	1,320,000	1,280,400
5.88%, 8/20/2026	1,560,000	1,508,957
5.75%, 5/20/2027	1,185,000	1,116,886
Suburban Propane Partners LP 5.88%, 3/1/2027	585,000	565,344
5.00%, 6/1/2031(a)	2,500,000	2,174,941

		6,646,528

Health Care Equipment & Supplies - 0.6%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	300,000	282,777
Garden Spinco Corp. 8.63%, 7/20/2030(a)	395,000	422,651
Hologic, Inc. 4.63%, 2/1/2028(a)	608,000	579,400

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Medline Borrower LP 3.88%, 4/1/2029(a)	3,715,000	3,176,381
5.25%, 10/1/2029(a)	1,885,000	1,578,282
Varex Imaging Corp. 7.88%, 10/15/2027(a)	494,000	491,387

		6,530,878

Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028(a)	830,000	799,605
AHP Health Partners, Inc. 5.75%, 7/15/2029(a)	1,025,000	843,253
Community Health Systems, Inc. 5.63%, 3/15/2027(a)	480,000	424,896
DaVita, Inc. 4.63%, 6/1/2030(a)	2,198,000	1,851,815
3.75%, 2/15/2031(a)	1,015,000	789,163
Encompass Health Corp. 4.63%, 4/1/2031	200,000	176,039
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	3,775,000	1,017,082
Global Medical Response, Inc. 6.50%, 10/1/2025(a)	1,470,000	1,033,733
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026(a)	155,000	128,745
Legacy LifePoint Health LLC 4.38%, 2/15/2027(a)	675,000	590,625
LifePoint Health, Inc. 5.38%, 1/15/2029(a)	1,115,000	744,815
ModivCare, Inc. 5.88%, 11/15/2025(a)	974,000	941,488
Molina Healthcare, Inc. 4.38%, 6/15/2028(a)	1,025,000	946,639
3.88%, 11/15/2030(a)	295,000	253,738
3.88%, 5/15/2032(a)	400,000	335,352
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030(a)	25,000	22,125
Prime Healthcare Services, Inc. 7.25%, 11/1/2025(a)	1,460,000	1,285,803
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	1,545,000	934,725
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026(a)	2,370,000	2,078,087
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	1,425,000	1,162,800
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	455,000	299,822
Tenet Healthcare Corp. 6.13%, 10/1/2028	1,745,000	1,631,715
Toledo Hospital (The) Series B, 5.33%, 11/15/2028 495,000		403,848
6.02%, 11/15/2048	255,000	169,626
US Acute Care Solutions LLC 6.38%, 3/1/2026(a)	925,000	836,755
US Renal Care, Inc. 10.63%, 7/15/2027(a)	1,265,000	411,125

		20,113,419

Investments	Principal Amount ($)	Value ($)
Hotels, Restaurants & Leisure - 5.5%
1011778 BC ULC 3.88%, 1/15/2028(a)	300,000	274,194
4.38%, 1/15/2028(a)	1,160,000	1,067,441
4.00%, 10/15/2030(a)	2,180,000	1,855,725
Affinity Gaming 6.88%, 12/15/2027(a)	1,245,000	1,114,586
Boyne USA, Inc. 4.75%, 5/15/2029(a)	350,000	317,129
Caesars Entertainment, Inc. 8.13%, 7/1/2027(a)	2,580,000	2,618,700
Carnival Corp. 10.50%, 2/1/2026(a)	1,155,000	1,208,026
CCM Merger, Inc. 6.38%, 5/1/2026(a)	190,000	183,825
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030(a)	980,000	928,550
CEC Entertainment LLC 6.75%, 5/1/2026(a)	705,000	652,125
Cedar Fair LP 6.50%, 10/1/2028	445,000	431,256
5.25%, 7/15/2029	500,000	458,325
Churchill Downs, Inc. 4.75%, 1/15/2028(a)	990,000	926,303
Everi Holdings, Inc. 5.00%, 7/15/2029(a)	1,000,000	904,850
Fertitta Entertainment LLC 4.63%, 1/15/2029(a)	625,000	551,606
6.75%, 1/15/2030(a)	3,195,000	2,651,850
Genting New York LLC 3.30%, 2/15/2026(a)	1,195,000	1,069,527
Golden Entertainment, Inc. 7.63%, 4/15/2026(a)	460,000	462,875
GPS Hospitality Holding Co. LLC 7.00%, 8/15/2028(a)	870,000	539,400
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/2032(a)	1,270,000	1,066,483
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029(a)	1,375,000	1,229,731
4.88%, 7/1/2031(a)	485,000	420,583
Jacobs Entertainment, Inc. 6.75%, 2/15/2029(a)	720,000	669,629
Las Vegas Sands Corp. 3.90%, 8/8/2029	405,000	362,935
MajorDrive Holdings IV LLC 6.38%, 6/1/2029(a)	1,195,000	944,229
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	935,000	843,838
4.50%, 6/15/2029(a)	1,200,000	1,044,611
Merlin Entertainments Ltd. 5.75%, 6/15/2026(a)	840,000	799,768
Midwest Gaming Borrower LLC 4.88%, 5/1/2029(a)	1,900,000	1,662,579
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026(a)	1,470,000	1,396,500
Motion Bondco DAC 6.63%, 11/15/2027(a)	890,000	805,433

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Penn Entertainment, Inc. 5.63%, 1/15/2027(a)	660,000	620,400
Raptor Acquisition Corp. 4.88%, 11/1/2026(a)	400,000	372,000
Resorts World Las Vegas LLC 4.63%, 4/16/2029(a)	4,170,000	3,410,030
4.63%, 4/6/2031(a)	1,800,000	1,391,278
Royal Caribbean Cruises Ltd. 9.25%, 1/15/2029(a)	1,480,000	1,561,208
Scientific Games Holdings LP 6.63%, 3/1/2030(a)	3,310,000	2,948,465
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029(a)	1,975,000	1,785,030
Six Flags Entertainment Corp. 5.50%, 4/15/2027(a)	780,000	735,197
Sizzling Platter LLC 8.50%, 11/28/2025(a)	230,000	212,705
Speedway Motorsports LLC 4.88%, 11/1/2027(a)	250,000	233,403
Station Casinos LLC 4.50%, 2/15/2028(a)	405,000	364,601
4.63%, 12/1/2031(a)	300,000	252,875
TKC Holdings, Inc. 6.88%, 5/15/2028(a)	1,170,000	956,299
10.50%, 5/15/2029(a)	1,625,000	990,405
Travel + Leisure Co. 6.60%, 10/1/2025(d)	440,000	437,783
6.63%, 7/31/2026(a)	1,175,000	1,166,037
6.00%, 4/1/2027(d)	605,000	593,656
4.50%, 12/1/2029(a)	400,000	344,042
4.63%, 3/1/2030(a)	35,000	29,762
Viking Cruises Ltd. 6.25%, 5/15/2025(a)	270,000	245,795
5.88%, 9/15/2027(a)	2,115,000	1,801,515
7.00%, 2/15/2029(a)	1,290,000	1,122,300
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029(a)	910,000	778,050
VOC Escrow Ltd. 5.00%, 2/15/2028(a)	1,155,000	1,015,418
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	3,135,000	3,046,475
Yum! Brands, Inc. 4.75%, 1/15/2030(a)	535,000	500,358
3.63%, 3/15/2031	570,000	485,884
4.63%, 1/31/2032	700,000	636,888
5.38%, 4/1/2032	755,000	716,329
6.88%, 11/15/2037	65,000	69,598

		58,286,398

Household Durables - 2.4%
Adams Homes, Inc. 7.50%, 2/15/2025(a)	460,000	395,628
Ashton Woods USA LLC 6.63%, 1/15/2028(a)	785,000	716,077
4.63%, 8/1/2029(a)	875,000	730,625
4.63%, 4/1/2030(a)	1,115,000	925,911
Beazer Homes USA, Inc. 6.75%, 3/15/2025	265,000	259,679

Investments	Principal Amount ($)	Value ($)
5.88%, 10/15/2027	1,280,000	1,142,400
7.25%, 10/15/2029	1,425,000	1,316,344
Brookfield Residential Properties, Inc. 6.25%, 9/15/2027(a)	2,900,000	2,578,767
5.00%, 6/15/2029(a)	1,640,000	1,302,406
4.88%, 2/15/2030(a)	2,140,000	1,658,422
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)	900,000	816,750
Century Communities, Inc. 6.75%, 6/1/2027	940,000	926,957
Empire Communities Corp. 7.00%, 12/15/2025(a)	1,190,000	1,076,950
Installed Building Products, Inc. 5.75%, 2/1/2028(a)	715,000	657,689
KB Home 7.25%, 7/15/2030	630,000	629,014
4.00%, 6/15/2031	150,000	125,076
LGI Homes, Inc. 4.00%, 7/15/2029(a)	1,235,000	1,000,350
M/I Homes, Inc. 4.95%, 2/1/2028	1,030,000	950,010
3.95%, 2/15/2030	5,000	4,207
Mattamy Group Corp. 5.25%, 12/15/2027(a)	815,000	745,725
4.63%, 3/1/2030(a)	1,175,000	990,983
New Home Co., Inc. (The) 7.25%, 10/15/2025(a)	1,570,000	1,361,975
Newell Brands, Inc. 5.75%, 4/1/2046(d)	391,000	324,995
Shea Homes LP 4.75%, 2/15/2028	970,000	864,406
4.75%, 4/1/2029	245,000	211,925
SWF Escrow Issuer Corp. 6.50%, 10/1/2029(a)	1,675,000	1,101,179
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028(a)	930,000	902,114
5.13%, 8/1/2030(a)	180,000	164,610
TopBuild Corp. 4.13%, 2/15/2032(a)	175,000	148,472
Tri Pointe Homes, Inc. 5.25%, 6/1/2027	865,000	813,844
5.70%, 6/15/2028	880,000	825,598

		25,669,088

Household Products - 0.3%
Central Garden & Pet Co. 4.13%, 4/30/2031(a)	400,000	335,542
Energizer Holdings, Inc. 6.50%, 12/31/2027(a)	700,000	682,675
4.75%, 6/15/2028(a)	910,000	814,450
Kronos Acquisition Holdings, Inc. 5.00%, 12/31/2026(a)	300,000	272,325
7.00%, 12/31/2027(a)	855,000	745,133

		2,850,125

Independent Power and Renewable Electricity Producers - 0.7%
Atlantica Sustainable Infrastructure plc 4.13%, 6/15/2028(a)	735,000	654,150

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Calpine Corp. 5.13%, 3/15/2028(a)	2,320,000	2,100,552
4.63%, 2/1/2029(a)	1,670,000	1,451,374
5.00%, 2/1/2031(a)	1,515,000	1,298,217
3.75%, 3/1/2031(a)	600,000	500,195
Clearway Energy Operating LLC 3.75%, 1/15/2032(a)	95,000	78,315
TransAlta Corp. 7.75%, 11/15/2029	735,000	755,803

		6,838,606

Insurance - 1.8%
Acrisure LLC 7.00%, 11/15/2025(a)	1,075,000	1,022,723
10.13%, 8/1/2026(a)	500,000	499,998
4.25%, 2/15/2029(a)	490,000	406,700
6.00%, 8/1/2029(a)	1,190,000	981,750
Alliant Holdings Intermediate LLC 6.75%, 10/15/2027(a)	1,810,000	1,692,947
5.88%, 11/1/2029(a)	1,175,000	1,023,684
AmWINS Group, Inc. 4.88%, 6/30/2029(a)	445,000	390,338
Assurant, Inc. 7.00%, 3/27/2048(c)	1,025,000	1,014,745
AssuredPartners, Inc. 5.63%, 1/15/2029(a)	1,145,000	979,410
BroadStreet Partners, Inc. 5.88%, 4/15/2029(a)	1,275,000	1,126,220
Enstar Finance LLC 5.75%, 9/1/2040(c)	865,000	775,299
5.50%, 1/15/2042(c)	1,250,000	1,031,000
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)(c)	1,540,000	1,325,749
HUB International Ltd. 5.63%, 12/1/2029(a)	1,125,000	1,006,731
Jones Deslauriers Insurance Management, Inc. 10.50%, 12/15/2030(a)	300,000	304,560
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	275,000	306,195
4.30%, 2/1/2061(a)	225,000	146,690
NFP Corp. 4.88%, 8/15/2028(a)	290,000	253,091
6.88%, 8/15/2028(a)	5,445,000	4,708,074

		18,995,904

Interactive Media & Services - 0.4%
Cars.com, Inc. 6.38%, 11/1/2028(a)	860,000	797,237
Rackspace Technology Global, Inc. 3.50%, 2/15/2028(a)	2,295,000	1,379,869
5.38%, 12/1/2028(a)	2,310,000	851,096
ZipRecruiter, Inc. 5.00%, 1/15/2030(a)	1,395,000	1,213,650

		4,241,852

Internet & Direct Marketing Retail - 0.8%
ANGI Group LLC 3.88%, 8/15/2028(a)	2,065,000	1,582,884
Millennium Escrow Corp. 6.63%, 8/1/2026(a)	2,050,000	1,426,185

Investments	Principal Amount ($)	Value ($)
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	1,870,000	935,000
QVC, Inc. 4.45%, 2/15/2025	1,000,000	851,550
4.75%, 2/15/2027	1,440,000	1,091,246
4.38%, 9/1/2028	1,225,000	790,098
Rakuten Group, Inc. 10.25%, 11/30/2024(a)	1,440,000	1,457,959

		8,134,922

IT Services - 1.1%
Acuris Finance US, Inc. 5.00%, 5/1/2028(a)	559,000	456,652
Ahead DB Holdings LLC 6.63%, 5/1/2028(a)	735,000	621,075
Arches Buyer, Inc. 4.25%, 6/1/2028(a)	1,100,000	924,000
6.13%, 12/1/2028(a)	1,121,000	944,173
Cogent Communications Group, Inc. 3.50%, 5/1/2026(a)	910,000	842,528
7.00%, 6/15/2027(a)	875,000	866,075
Conduent Business Services LLC 6.00%, 11/1/2029(a)	1,990,000	1,761,150
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029(a)	1,675,000	1,190,315
ION Trading Technologies Sarl 5.75%, 5/15/2028(a)	655,000	560,844
Northwest Fiber LLC 4.75%, 4/30/2027(a)	55,000	49,916
6.00%, 2/15/2028(a)	580,000	478,808
10.75%, 6/1/2028(a)	354,000	330,992
Presidio Holdings, Inc. 8.25%, 2/1/2028(a)	1,320,000	1,268,850
Virtusa Corp. 7.13%, 12/15/2028(a)	1,430,000	1,201,200

		11,496,578

Leisure Products - 0.3%
Universal Entertainment Corp. 8.50%, 12/11/2024(a)	1,769,000	1,658,721
Vista Outdoor, Inc. 4.50%, 3/15/2029(a)	2,045,000	1,656,450

		3,315,171

Machinery - 1.5%
Chart Industries, Inc. 7.50%, 1/1/2030(a)	2,490,000	2,546,025
9.50%, 1/1/2031(a)	1,275,000	1,330,450
GrafTech Finance, Inc. 4.63%, 12/15/2028(a)	1,425,000	1,214,496
Husky III Holding Ltd. 13.00%, 2/15/2025(a)(b)	980,000	908,264
Interpipe Holdings plc 8.38%, 5/13/2026(a)	500,000	210,000
JPW Industries Holding Corp. 9.00%, 10/1/2024(a)	360,000	321,300
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026(a)	200,000	196,750
OT Merger Corp. 7.88%, 10/15/2029(a)	855,000	548,995

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SPX FLOW, Inc. 8.75%, 4/1/2030(a)	1,290,000	1,061,577
Terex Corp. 5.00%, 5/15/2029(a)	925,000	863,719
Titan Acquisition Ltd. 7.75%, 4/15/2026(a)	2,035,000	1,924,906
Titan International, Inc. 7.00%, 4/30/2028	665,000	640,574
TK Elevator Holdco GmbH 7.63%, 7/15/2028(a)	1,030,000	915,923
TK Elevator US Newco, Inc. 5.25%, 7/15/2027(a)	2,040,000	1,888,163
Wabash National Corp. 4.50%, 10/15/2028(a)	875,000	767,777

		15,338,919

Media - 7.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)	2,075,000	1,577,000
Altice Financing SA 5.00%, 1/15/2028(a)	2,005,000	1,704,831
5.75%, 8/15/2029(a)	3,520,000	2,956,468
AMC Networks, Inc. 4.75%, 8/1/2025	2,025,000	1,731,375
4.25%, 2/15/2029	4,420,000	2,723,825
Belo Corp. 7.75%, 6/1/2027	410,000	396,163
7.25%, 9/15/2027	645,000	613,556
CMG Media Corp. 8.88%, 12/15/2027(a)	2,540,000	1,981,200
CSC Holdings LLC 7.50%, 4/1/2028(a)	4,260,000	3,115,168
6.50%, 2/1/2029(a)	395,000	341,746
5.75%, 1/15/2030(a)	9,385,000	5,912,550
4.63%, 12/1/2030(a)	1,575,000	931,301
5.00%, 11/15/2031(a)	200,000	119,982
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	925,000	68,219
Directv Financing LLC 5.88%, 8/15/2027(a)	3,010,000	2,726,473
DISH DBS Corp. 7.75%, 7/1/2026	8,520,000	6,919,603
5.25%, 12/1/2026(a)	1,135,000	978,228
7.38%, 7/1/2028	4,254,000	3,054,946
5.75%, 12/1/2028(a)	1,840,000	1,505,456
5.13%, 6/1/2029	6,404,000	4,072,240
DISH Network Corp. 11.75%, 11/15/2027(a)	3,815,000	3,964,548
GCI LLC 4.75%, 10/15/2028(a)	1,625,000	1,430,877
Gray Escrow II, Inc. 5.38%, 11/15/2031(a)	925,000	711,348
Gray Television, Inc. 7.00%, 5/15/2027(a)	1,110,000	1,009,800
4.75%, 10/15/2030(a)	370,000	272,875
iHeartCommunications, Inc. 8.38%, 5/1/2027	2,920,000	2,617,050

Investments	Principal Amount ($)	Value ($)
Liberty Interactive LLC 8.50%, 7/15/2029	305,000	155,740
8.25%, 2/1/2030	430,000	204,519
Nexstar Media, Inc. 5.63%, 7/15/2027(a)	2,730,000	2,600,516
Paramount Global 6.37%, 3/30/2062(c)	1,920,000	1,675,142
Radiate Holdco LLC 4.50%, 9/15/2026(a)	1,700,000	1,301,809
6.50%, 9/15/2028(a)	2,420,000	1,260,796
Sinclair Television Group, Inc. 5.13%, 2/15/2027(a)	790,000	698,220
5.50%, 3/1/2030(a)	2,125,000	1,694,688
Sirius XM Radio, Inc. 3.13%, 9/1/2026(a)	1,810,000	1,629,046
5.00%, 8/1/2027(a)	2,570,000	2,431,862
4.00%, 7/15/2028(a)	595,000	529,609
4.13%, 7/1/2030(a)	995,000	853,342
3.88%, 9/1/2031(a)	965,000	795,527
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)	1,161,000	954,242
TEGNA, Inc. 4.75%, 3/15/2026(a)	785,000	761,092
4.63%, 3/15/2028	1,460,000	1,370,279
Townsquare Media, Inc. 6.88%, 2/1/2026(a)	800,000	748,392
Univision Communications, Inc. 4.50%, 5/1/2029(a)	900,000	774,378
7.38%, 6/30/2030(a)	345,000	338,325
UPC Holding BV 5.50%, 1/15/2028(a)	984,000	897,900
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028(a)	885,000	803,226
VZ Secured Financing BV 5.00%, 1/15/2032(a)	760,000	650,811
Ziggo Bond Co. BV 5.13%, 2/28/2030(a)	963,000	795,920
Ziggo BV 4.88%, 1/15/2030(a)	920,000	801,357

		78,163,566

Metals & Mining - 1.5%
Arconic Corp. 6.13%, 2/15/2028(a)	1,670,000	1,604,525
ATI, Inc. 5.88%, 12/1/2027	600,000	578,935
Baffinland Iron Mines Corp. 8.75%, 7/15/2026(a)	835,000	810,879
Carpenter Technology Corp. 6.38%, 7/15/2028	542,000	533,870
Compass Minerals International, Inc. 4.88%, 7/15/2024(a)	320,000	310,104
6.75%, 12/1/2027(a)	745,000	726,854
Eldorado Gold Corp. 6.25%, 9/1/2029(a)	560,000	513,177
FMG Resources August 2006 Pty. Ltd. 4.38%, 4/1/2031(a)	970,000	853,600
6.13%, 4/15/2032(a)	550,000	536,250

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hecla Mining Co. 7.25%, 2/15/2028	900,000	897,492
Hudbay Minerals, Inc. 4.50%, 4/1/2026(a)	1,155,000	1,064,044
Kaiser Aluminum Corp. 4.50%, 6/1/2031(a)	170,000	143,754
Mineral Resources Ltd. 8.50%, 5/1/2030(a)	1,075,000	1,110,604
New Gold, Inc. 7.50%, 7/15/2027(a)	1,830,000	1,697,876
SunCoke Energy, Inc. 4.88%, 6/30/2029(a)	1,350,000	1,188,000
Tacora Resources, Inc. 8.25%, 5/15/2026(a)	761,000	584,068
Taseko Mines Ltd. 7.00%, 2/15/2026(a)	480,000	454,800
TMS International Corp. 6.25%, 4/15/2029(a)	1,475,000	1,107,929
Warrior Met Coal, Inc. 7.88%, 12/1/2028(a)	765,000	753,525

		15,470,286

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029(a)	590,000	483,062
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027(a)	645,000	568,929
Rithm Capital Corp. 6.25%, 10/15/2025(a)	1,065,000	991,781
Starwood Property Trust, Inc. 3.63%, 7/15/2026(a)	660,000	592,343
4.38%, 1/15/2027(a)	905,000	812,238

		3,448,353

Multiline Retail - 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026(a)	1,210,000	1,155,386

Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp. 4.75%, 1/18/2082(c)	1,470,000	1,242,150

Oil, Gas & Consumable Fuels - 13.4%
Aethon United BR LP 8.25%, 2/15/2026(a)	950,000	945,250
Alliance Resource Operating Partners LP 7.50%, 5/1/2025(a)	155,000	153,997
Antero Midstream Partners LP 5.75%, 3/1/2027(a)	950,000	921,500
5.75%, 1/15/2028(a)	1,080,000	1,032,750
5.38%, 6/15/2029(a)	1,840,000	1,708,900
Apache Corp. 5.10%, 9/1/2040	910,000	794,658
5.25%, 2/1/2042	175,000	147,012
4.75%, 4/15/2043	300,000	237,489
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	575,000	548,045
8.25%, 12/31/2028(a)	685,000	670,774
5.88%, 6/30/2029(a)	510,000	448,928

Investments	Principal Amount ($)	Value ($)
Athabasca Oil Corp. 9.75%, 11/1/2026(a)	180,000	189,000
Baytex Energy Corp. 8.75%, 4/1/2027(a)	685,000	708,831
Berry Petroleum Co. LLC 7.00%, 2/15/2026(a)	320,000	306,380
Blue Racer Midstream LLC 6.63%, 7/15/2026(a)	220,000	216,700
Buckeye Partners LP 3.95%, 12/1/2026	800,000	732,192
4.13%, 12/1/2027	420,000	379,953
4.50%, 3/1/2028(a)	585,000	533,957
5.85%, 11/15/2043	220,000	168,300
California Resources Corp. 7.13%, 2/1/2026(a)	1,401,000	1,363,523
Callon Petroleum Co. 6.38%, 7/1/2026	715,000	688,653
8.00%, 8/1/2028(a)	1,595,000	1,594,139
7.50%, 6/15/2030(a)	2,450,000	2,370,375
Chesapeake Energy Corp. 5.50%, 2/1/2026(a)	860,000	833,689
5.88%, 2/1/2029(a)	710,000	679,910
6.75%, 4/15/2029(a)	1,835,000	1,809,402
Chord Energy Corp. 6.38%, 6/1/2026(a)	620,000	610,700
CITGO Petroleum Corp. 6.38%, 6/15/2026(a)	665,000	651,610
Civitas Resources, Inc. 5.00%, 10/15/2026(a)	795,000	741,337
CNX Midstream Partners LP 4.75%, 4/15/2030(a)	1,635,000	1,383,423
CNX Resources Corp. 7.25%, 3/14/2027(a)	440,000	437,800
6.00%, 1/15/2029(a)	1,095,000	1,005,185
7.38%, 1/15/2031(a)	200,000	194,498
Comstock Resources, Inc. 6.75%, 3/1/2029(a)	2,665,000	2,458,463
5.88%, 1/15/2030(a)	585,000	501,637
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026(a)	400,000	412,326
CQP Holdco LP 5.50%, 6/15/2031(a)	965,000	878,743
Crescent Energy Finance LLC 7.25%, 5/1/2026(a)	1,475,000	1,416,000
Crestwood Midstream Partners LP 5.63%, 5/1/2027(a)	930,000	888,810
6.00%, 2/1/2029(a)	2,980,000	2,827,029
8.00%, 4/1/2029(a)	970,000	984,517
7.38%, 2/1/2031(a)	1,535,000	1,544,594
CrownRock LP 5.00%, 5/1/2029(a)	200,000	183,190
CVR Energy, Inc. 5.75%, 2/15/2028(a)	865,000	791,475
Delek Logistics Partners LP 6.75%, 5/15/2025	255,000	248,625
7.13%, 6/1/2028(a)	1,720,000	1,577,654

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
DT Midstream, Inc. 4.13%, 6/15/2029(a)	825,000	723,938
4.38%, 6/15/2031(a)	550,000	481,097
Earthstone Energy Holdings LLC 8.00%, 4/15/2027(a)	1,465,000	1,428,375
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(a)	1,770,000	1,650,189
Energy Ventures Gom LLC 11.75%, 4/15/2026(a)	401,000	418,993
EnLink Midstream Partners LP 5.05%, 4/1/2045	225,000	176,883
5.45%, 6/1/2047	130,000	108,139
EnQuest plc
11.63%, 11/1/2027(a)	1,050,000	1,031,835
EQM Midstream Partners LP 4.13%, 12/1/2026	970,000	877,504
7.50%, 6/1/2027(a)	685,000	684,985
6.50%, 7/1/2027(a)	1,500,000	1,473,015
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027(a)	1,205,000	1,208,777
Genesis Energy LP 6.25%, 5/15/2026	800,000	764,497
Global Partners LP 7.00%, 8/1/2027	1,000,000	960,127
6.88%, 1/15/2029	1,525,000	1,439,143
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(a)	355,000	317,454
Gran Tierra Energy, Inc. 7.75%, 5/23/2027(a)	1,095,000	930,291
Gulfport Energy Corp. 8.00%, 5/17/2026(a)	844,000	836,244
Harbour Energy plc 5.50%, 10/15/2026(a)	1,230,000	1,125,450
Harvest Midstream I LP 7.50%, 9/1/2028(a)	1,210,000	1,190,338
Hess Midstream Operations LP 5.13%, 6/15/2028(a)	500,000	470,866
4.25%, 2/15/2030(a)	285,000	249,605
Hilcorp Energy I LP 6.25%, 11/1/2028(a)	825,000	792,421
5.75%, 2/1/2029(a)	960,000	892,800
6.00%, 4/15/2030(a)	990,000	920,357
6.00%, 2/1/2031(a)	725,000	670,408
6.25%, 4/15/2032(a)	785,000	724,588
Holly Energy Partners LP 6.38%, 4/15/2027(a)	595,000	588,306
5.00%, 2/1/2028(a)	945,000	880,032
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027(a)	500,000	487,500
Ithaca Energy North Sea plc 9.00%, 7/15/2026(a)	2,023,000	1,987,219
ITT Holdings LLC 6.50%, 8/1/2029(a)	2,972,000	2,581,925
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026(a)	330,000	319,275
Martin Midstream Partners LP 11.50%, 2/28/2025(a)	200,000	200,084

Investments	Principal Amount ($)	Value ($)
Matador Resources Co. 5.88%, 9/15/2026	1,060,000	1,042,640
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026(a)	2,705,000	2,497,797
10.50%, 5/15/2027(a)	2,205,000	2,129,081
Murphy Oil Corp. 7.05%, 5/1/2029	420,000	430,004
6.13%, 12/1/2042(d)	35,000	28,639
New Fortress Energy, Inc. 6.75%, 9/15/2025(a)	2,115,000	2,023,285
6.50%, 9/30/2026(a)	6,200,000	5,704,991
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	5,240,000	4,976,215
NGL Energy Partners LP 6.13%, 3/1/2025	1,555,000	1,380,062
7.50%, 4/15/2026	1,454,000	1,235,676
Northern Oil and Gas, Inc. 8.13%, 3/1/2028(a)	3,160,000	3,147,613
Northriver Midstream Finance LP 5.63%, 2/15/2026(a)	755,000	724,800
NuStar Logistics LP 6.00%, 6/1/2026	805,000	788,352
5.63%, 4/28/2027	1,327,000	1,273,625
6.38%, 10/1/2030	295,000	284,159
Occidental Petroleum Corp. 8.88%, 7/15/2030	1,430,000	1,683,825
6.63%, 9/1/2030	570,000	605,139
6.45%, 9/15/2036	990,000	1,041,114
Zero Coupon, 10/10/2036	680,000	343,178
7.95%, 6/15/2039	105,000	120,487
Parkland Corp. 5.88%, 7/15/2027(a)	875,000	839,388
4.50%, 10/1/2029(a)	2,045,000	1,754,184
PBF Holding Co. LLC 6.00%, 2/15/2028	2,280,000	2,149,675
PDC Energy, Inc. 5.75%, 5/15/2026	1,235,000	1,194,406
Permian Resources Operating LLC 5.38%, 1/15/2026(a)	470,000	444,221
7.75%, 2/15/2026(a)	400,000	399,760
6.88%, 4/1/2027(a)	500,000	489,945
ROCC Holdings LLC 9.25%, 8/15/2026(a)	830,000	841,412
Rockcliff Energy II LLC 5.50%, 10/15/2029(a)	485,000	461,351
Rockies Express Pipeline LLC 4.95%, 7/15/2029(a)	745,000	673,389
4.80%, 5/15/2030(a)	975,000	867,750
6.88%, 4/15/2040(a)	90,000	76,269
SM Energy Co. 5.63%, 6/1/2025	520,000	509,600
6.75%, 9/15/2026	540,000	531,552
6.63%, 1/15/2027	720,000	699,729
6.50%, 7/15/2028	768,000	730,537
Strathcona Resources Ltd. 6.88%, 8/1/2026(a)	1,275,000	1,086,937

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Summit Midstream Holdings LLC 8.50%, 10/15/2026(a)	1,810,000	1,762,487
Sunoco LP 5.88%, 3/15/2028	870,000	852,600
4.50%, 5/15/2029	2,000,000	1,809,380
4.50%, 4/30/2030	1,845,000	1,643,618
Tallgrass Energy Partners LP 6.00%, 3/1/2027(a)	605,000	573,602
5.50%, 1/15/2028(a)	1,600,000	1,473,416
6.00%, 12/31/2030(a)	3,045,000	2,773,325
Talos Production, Inc. 12.00%, 1/15/2026	1,290,000	1,367,400
Tap Rock Resources LLC 7.00%, 10/1/2026(a)	800,000	757,200
Teine Energy Ltd. 6.88%, 4/15/2029(a)	905,000	845,044
TerraForm Power Operating LLC 5.00%, 1/31/2028(a)	1,160,000	1,089,614
Topaz Solar Farms LLC 5.75%, 9/30/2039(a)	2,406,383	2,312,149
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029(a)	1,060,000	943,400
6.25%, 1/15/2030(a)	645,000	657,113
4.13%, 8/15/2031(a)	620,000	549,667
3.88%, 11/1/2033(a)	820,000	696,549
Vermilion Energy, Inc. 6.88%, 5/1/2030(a)	1,865,000	1,720,463
Viper Energy Partners LP 5.38%, 11/1/2027(a)	125,000	120,993
Vital Energy, Inc. 9.50%, 1/15/2025	900,000	908,208
10.13%, 1/15/2028	1,275,000	1,268,714
7.75%, 7/31/2029(a)	1,245,000	1,148,139
W&T Offshore, Inc. 11.75%, 2/1/2026(a)	470,000	475,976
Western Midstream Operating LP 5.45%, 4/1/2044	105,000	92,422
5.30%, 3/1/2048	200,000	175,000
5.50%, 2/1/2050(d)	920,000	798,100

		141,539,949

Paper & Forest Products - 0.6%
Clearwater Paper Corp. 4.75%, 8/15/2028(a)	255,000	226,586
Domtar Corp. 6.75%, 10/1/2028(a)	1,099,000	1,009,904
Louisiana-Pacific Corp. 3.63%, 3/15/2029(a)	730,000	631,942
Mercer International, Inc. 5.50%, 1/15/2026	452,000	437,319
5.13%, 2/1/2029	3,045,000	2,604,084
Resolute Forest Products, Inc. 4.88%, 3/1/2026(a)	375,000	371,719
Sylvamo Corp. 7.00%, 9/1/2029(a)	980,000	937,037

		6,218,591

Investments	Principal Amount ($)	Value ($)
Personal Products - 0.3%
Coty, Inc. 4.75%, 1/15/2029(a)	175,000	158,813
Herbalife Nutrition Ltd. 7.88%, 9/1/2025(a)	1,172,000	1,099,138
Oriflame Investment Holding plc 5.13%, 5/4/2026(a)	1,575,000	995,400
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	770,000	735,543
3.75%, 4/1/2031(a)	400,000	339,640

		3,328,534

Pharmaceuticals - 2.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	2,990,000	2,223,275
8.50%, 1/31/2027(a)	2,810,000	1,481,516
Bausch Health Cos., Inc. 5.50%, 11/1/2025(a)	250,000	212,632
9.00%, 12/15/2025(a)	3,838,000	3,023,615
6.13%, 2/1/2027(a)	4,165,000	2,842,613
5.75%, 8/15/2027(a)	1,885,000	1,276,880
5.00%, 1/30/2028(a)	2,235,000	1,002,582
4.88%, 6/1/2028(a)	1,195,000	768,170
11.00%, 9/30/2028(a)	5,445,000	4,260,168
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028(a)	675,000	602,478
HLF Financing Sarl LLC 4.88%, 6/1/2029(a)	2,030,000	1,484,437
Jazz Securities DAC 4.38%, 1/15/2029(a)	285,000	260,017
Organon & Co. 4.13%, 4/30/2028(a)	715,000	646,682
5.13%, 4/30/2031(a)	717,000	647,300
P&L Development LLC 7.75%, 11/15/2025(a)	690,000	561,806
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	1,115,000	1,055,738

		22,349,909

Professional Services - 0.6%
ASGN, Inc. 4.63%, 5/15/2028(a)	810,000	738,967
CoreLogic, Inc. 4.50%, 5/1/2028(a)	1,960,000	1,558,200
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029(a)	1,150,000	1,018,326
KBR, Inc. 4.75%, 9/30/2028(a)	425,000	383,708
Korn Ferry 4.63%, 12/15/2027(a)	580,000	545,200
Science Applications International Corp. 4.88%, 4/1/2028(a)	665,000	623,437
TriNet Group, Inc. 3.50%, 3/1/2029(a)	1,040,000	873,319

		5,741,157

Real Estate Management & Development - 1.2%
Forestar Group, Inc. 3.85%, 5/15/2026(a)	891,000	793,966
5.00%, 3/1/2028(a)	1,045,000	911,765

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hunt Cos., Inc. 5.25%, 4/15/2029(a)	1,185,000	1,004,317
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	2,800,000	2,352,000
4.75%, 2/1/2030	2,295,000	1,882,439
5.00%, 3/1/2031	260,000	212,083
Realogy Group LLC 5.75%, 1/15/2029(a)	3,835,000	2,981,866
5.25%, 4/15/2030(a)	755,000	566,250
WeWork Cos. LLC 5.00%, 7/10/2025(a)	1,185,000	501,758
WeWork Cos., Inc. 7.88%, 5/1/2025(a)	2,650,000	1,431,000

		12,637,444

Road & Rail - 0.9%
Albion Financing 1 Sarl 6.13%, 10/15/2026(a)	825,000	740,212
Albion Financing 2SARL 8.75%, 4/15/2027(a)	1,255,000	1,063,613
Carriage Purchaser, Inc. 7.88%, 10/15/2029(a)	805,000	584,120
First Student Bidco, Inc. 4.00%, 7/31/2029(a)	305,000	253,944
Hertz Corp. (The) 4.63%, 12/1/2026(a)	995,000	885,550
5.00%, 12/1/2029(a)	2,475,000	2,023,312
NESCO Holdings II, Inc. 5.50%, 4/15/2029(a)	1,580,000	1,419,014
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029(a)	1,395,000	1,063,687
Uber Technologies, Inc. 6.25%, 1/15/2028(a)	785,000	768,097
4.50%, 8/15/2029(a)	130,000	115,741
Watco Cos. LLC 6.50%, 6/15/2027(a)	760,000	717,531

		9,634,821

Software - 3.6%
AthenaHealth Group, Inc. 6.50%, 2/15/2030(a)	9,800,000	8,119,420
Boxer Parent Co., Inc. 9.13%, 3/1/2026(a)	520,000	494,062
Central Parent, Inc. 7.25%, 6/15/2029(a)	340,000	339,114
Cloud Software Group Holdings, Inc. 6.50%, 3/31/2029(a)	10,225,000	8,973,349
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026(a)	470,000	449,152
6.50%, 10/15/2028(a)	985,000	922,167
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)	1,425,000	1,200,562
GoTo Group, Inc. 5.50%, 9/1/2027(a)	2,839,000	1,428,826
Helios Software Holdings, Inc. 4.63%, 5/1/2028(a)	540,000	434,020
McAfee Corp. 7.38%, 2/15/2030(a)	8,525,000	7,080,842

Investments	Principal Amount ($)	Value ($)
Open Text Corp. 3.88%, 2/15/2028(a)	2,265,000	1,968,194
3.88%, 12/1/2029(a)	340,000	282,761
Open Text Holdings, Inc. 4.13%, 2/15/2030(a)	565,000	475,773
4.13%, 12/1/2031(a)	500,000	406,220
Rocket Software, Inc. 6.50%, 2/15/2029(a)	1,550,000	1,292,226
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	835,000	803,056
Veritas US, Inc. 7.50%, 9/1/2025(a)	4,430,000	2,922,490

		37,592,234

Specialty Retail - 3.3%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026(a)	240,000	115,996
Arko Corp. 5.13%, 11/15/2029(a)	845,000	669,831
At Home Group, Inc. 4.88%, 7/15/2028(a)	1,240,000	892,800
7.13%, 7/15/2029(a)	2,140,000	1,326,650
Bath & Body Works, Inc. 6.95%, 3/1/2033	230,000	205,691
6.88%, 11/1/2035	515,000	469,352
6.75%, 7/1/2036	295,000	266,807
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027(a)(b)	1,230,000	922,500
eG Global Finance plc 8.50%, 10/30/2025(a)	745,000	702,163
Guitar Center, Inc. 8.50%, 1/15/2026(a)	1,125,000	982,058
GYP Holdings III Corp. 4.63%, 5/1/2029(a)	1,205,000	1,016,026
Ken Garff Automotive LLC 4.88%, 9/15/2028(a)	200,000	172,250
LBM Acquisition LLC 6.25%, 1/15/2029(a)	2,005,000	1,523,800
LCM Investments Holdings II LLC 4.88%, 5/1/2029(a)	580,000	478,645
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026(a)	1,125,000	1,026,563
Michaels Cos., Inc. (The) 5.25%, 5/1/2028(a)	3,535,000	2,947,872
7.88%, 5/1/2029(a)	5,515,000	4,191,400
Murphy Oil USA, Inc. 5.63%, 5/1/2027	475,000	466,032
3.75%, 2/15/2031(a)	300,000	251,002
Park River Holdings, Inc. 5.63%, 2/1/2029(a)	895,000	624,553
6.75%, 8/1/2029(a)	740,000	525,400
Rent-A-Center, Inc. 6.38%, 2/15/2029(a)	1,050,000	892,500
Sonic Automotive, Inc. 4.63%, 11/15/2029(a)	500,000	415,547
Specialty Building Products Holdings LLC 6.38%, 9/30/2026(a)	1,220,000	1,097,488

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SRS Distribution, Inc. 4.63%, 7/1/2028(a)	270,000	246,656
6.13%, 7/1/2029(a)	1,215,000	1,044,791
6.00%, 12/1/2029(a)	2,275,000	1,943,441
Staples, Inc. 7.50%, 4/15/2026(a)	5,095,000	4,527,162
10.75%, 4/15/2027(a)	4,108,000	3,111,810
White Cap Buyer LLC 6.88%, 10/15/2028(a)	1,515,000	1,378,988
White Cap Parent LLC 8.25%, 3/15/2026(a)(b)	640,000	584,000

		35,019,774

Technology Hardware, Storage & Peripherals - 0.3%
Seagate HDD Cayman 5.75%, 12/1/2034	325,000	298,187
Xerox Corp. 6.75%, 12/15/2039	170,000	132,617
Xerox Holdings Corp. 5.00%, 8/15/2025(a)	1,090,000	1,013,919
5.50%, 8/15/2028(a)	1,775,000	1,505,422

		2,950,145

Textiles, Apparel & Luxury Goods - 0.2%
Eagle Intermediate Global Holding BV 7.50%, 5/1/2025(a)	1,316,000	829,080
Hanesbrands, Inc. 4.88%, 5/15/2026(a)	1,660,000	1,545,875

		2,374,955

Thrifts & Mortgage Finance - 2.0%
Enact Holdings, Inc. 6.50%, 8/15/2025(a)	1,195,000	1,177,075
Freedom Mortgage Corp. 8.25%, 4/15/2025(a)	515,000	489,679
7.63%, 5/1/2026(a)	1,425,000	1,252,841
6.63%, 1/15/2027(a)	1,435,000	1,194,092
Home Point Capital, Inc. 5.00%, 2/1/2026(a)	1,495,000	1,076,975
Ladder Capital Finance Holdings LLLP
REIT, 4.25%, 2/1/2027(a)	1,630,000	1,436,437
REIT, 4.75%, 6/15/2029(a)	2,795,000	2,322,170
MGIC Investment Corp. 5.25%, 8/15/2028	955,000	900,279
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027(a)	1,000,000	927,500
5.50%, 8/15/2028(a)	1,920,000	1,677,523
5.13%, 12/15/2030(a)	300,000	243,000
5.75%, 11/15/2031(a)	470,000	378,350
NMI Holdings, Inc. 7.38%, 6/1/2025(a)	700,000	707,910
PennyMac Financial Services, Inc. 5.38%, 10/15/2025(a)	1,160,000	1,078,800
4.25%, 2/15/2029(a)	1,585,000	1,302,617
5.75%, 9/15/2031(a)	255,000	214,326
PHH Mortgage Corp. 7.88%, 3/15/2026(a)	790,000	720,697
Rocket Mortgage LLC 3.63%, 3/1/2029(a)	510,000	430,282
3.88%, 3/1/2031(a)	650,000	529,405

Investments	Principal Amount ($)	Value ($)
4.00%, 10/15/2033(a)	65,000	51,548
United Wholesale Mortgage LLC 5.50%, 11/15/2025(a)	825,000	771,658
5.75%, 6/15/2027(a)	790,000	709,204
5.50%, 4/15/2029(a)	1,830,000	1,573,525

		21,165,893

Tobacco - 0.4%
Turning Point Brands, Inc. 5.63%, 2/15/2026(a)	155,000	140,441
Vector Group Ltd. 10.50%, 11/1/2026(a)	925,000	930,781
5.75%, 2/1/2029(a)	3,730,000	3,252,523

		4,323,745

Trading Companies & Distributors - 0.6%
Alta Equipment Group, Inc. 5.63%, 4/15/2026(a)	745,000	698,147
Beacon Roofing Supply, Inc. 4.13%, 5/15/2029(a)	895,000	771,563
BlueLinx Holdings, Inc. 6.00%, 11/15/2029(a)	1,080,000	957,420
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/1/2025(a)	915,000	885,720
9.75%, 8/1/2027(a)	665,000	683,645
Foundation Building Materials, Inc. 6.00%, 3/1/2029(a)	935,000	752,077
Imola Merger Corp. 4.75%, 5/15/2029(a)	1,595,000	1,387,650

		6,136,222

Wireless Telecommunication Services - 0.4%
C&W Senior Financing DAC 6.88%, 9/15/2027(a)	1,570,000	1,493,509
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,250,000	1,208,900
Vmed O2 UK Financing I plc 4.75%, 7/15/2031(a)	760,000	646,020
Vodafone Group plc 5.12%, 6/4/2081(c)	465,000	357,469

		3,705,898

TOTAL CORPORATE BONDS (COST $1,065,285,549)		1,026,057,307

Total Investments - 97.3% (Cost $1,065,285,549)		1,026,057,307
Other assets less liabilities - 2.7%		28,134,241

Net Assets - 100.0%		1,054,191,548

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Payment in-kind security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2023.

(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

SCA         Limited partnership with share capital

Security Type	% of Net Assets
Corporate Bonds	97.3%
Others(1)	2.7

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

January 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.1%

Airlines - 1.6%
American Airlines Group, Inc.
3.75%, 3/1/2025(a)	11,000	10,304
American Airlines, Inc.
11.75%, 7/15/2025(a)	34,000	37,844
5.50%, 4/20/2026(a)	49,000	48,036
5.75%, 4/20/2029(a)	45,000	43,525
United Airlines Holdings, Inc.
4.88%, 1/15/2025	27,000	26,435
United Airlines, Inc.
4.38%, 4/15/2026(a)	79,000	74,997
4.63%, 4/15/2029(a)	79,000	72,057

		313,198

Auto Components - 1.4%
Dealer Tire LLC
8.00%, 2/1/2028(a)	11,000	10,129
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	45,000	46,448
5.00%, 5/31/2026	35,000	33,862
5.00%, 7/15/2029	23,000	20,261
5.25%, 4/30/2031	33,000	28,232
5.25%, 7/15/2031	39,000	32,947
5.63%, 4/30/2033	17,000	14,535
Icahn Enterprises LP
6.38%, 12/15/2025	12,000	11,895
6.25%, 5/15/2026	20,000	19,730
5.25%, 5/15/2027	32,000	29,795
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	15,000	11,138
Wheel Pros, Inc.
6.50%, 5/15/2029(a)	11,000	4,397

		263,369

Automobiles - 0.6%
Ford Motor Co.
4.35%, 12/8/2026	23,000	22,381
7.45%, 7/16/2031	12,000	12,872
3.25%, 2/12/2032	28,000	22,223
4.75%, 1/15/2043	25,000	19,515
5.29%, 12/8/2046	12,000	9,897
Mclaren Finance plc
7.50%, 8/1/2026(a)	27,000	19,845

		106,733

Banks - 0.9%
Intesa Sanpaolo SpA
5.02%, 6/26/2024(a)	9,000	8,781
5.71%, 1/15/2026(a)	23,000	22,601
Provident Financing Trust I
7.41%, 3/15/2038	5,000	5,312
UniCredit SpA
5.86%, 6/19/2032(a)(b)	29,000	26,958

Investments	Principal Amount ($)	Value ($)
7.30%, 4/2/2034(a)(b)	113,000	109,866

		173,518

Beverages - 0.1%
Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)	30,000	26,167

Biotechnology - 0.2%
Emergent BioSolutions, Inc.
3.88%, 8/15/2028(a)	11,000	4,784
Grifols Escrow Issuer SA
4.75%, 10/15/2028(a)	32,000	27,828

		32,612

Building Products - 0.8%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027(a)	11,000	10,471
6.38%, 6/15/2030(a)	23,000	22,852
Builders FirstSource, Inc.
5.00%, 3/1/2030(a)	5,000	4,662
4.25%, 2/1/2032(a)	17,000	14,624
6.38%, 6/15/2032(a)	12,000	11,748
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029(a)	9,000	6,742
CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a)	14,000	10,815
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(a)	12,000	11,047
9.75%, 7/15/2028(a)	5,000	4,741
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(a)	10,000	8,950
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)	28,000	25,565
Summit Materials LLC
5.25%, 1/15/2029(a)	12,000	11,268

		143,485

Capital Markets - 1.5%
Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	15,000	15,476
AG TTMT Escrow Issuer LLC
8.63%, 9/30/2027(a)	16,000	16,508
Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(a)	11,000	9,762
Coinbase Global, Inc.
3.38%, 10/1/2028(a)	28,000	18,060
3.63%, 10/1/2031(a)	33,000	19,223
LPL Holdings, Inc.
4.00%, 3/15/2029(a)	54,000	48,330
MSCI, Inc.
4.00%, 11/15/2029(a)	38,000	34,580
3.63%, 9/1/2030(a)	99,000	86,171
3.88%, 2/15/2031(a)	38,000	33,538
Nomura Holdings, Inc.
2.65%, 1/16/2025	5,000	4,755

		286,403

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Chemicals - 2.1%
Ashland LLC
3.38%, 9/1/2031(a)	30,000	24,900
ASP Unifrax Holdings, Inc.
7.50%, 9/30/2029(a)	11,000	7,921
Avient Corp.
5.75%, 5/15/2025(a)	30,000	29,690
7.13%, 8/1/2030(a)	23,000	23,171
Axalta Coating Systems LLC
3.38%, 2/15/2029(a)	33,000	28,380
Chemours Co. (The)
5.75%, 11/15/2028(a)	28,000	25,515
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	11,000	8,745
Element Solutions, Inc.
3.88%, 9/1/2028(a)	39,000	34,515
Gates Global LLC
6.25%, 1/15/2026(a)	11,000	10,833
GPD Cos., Inc.
10.13%, 4/1/2026(a)	11,000	9,861
Illuminate Buyer LLC
9.00%, 7/1/2028(a)	11,000	9,829
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(a)	11,000	9,027
Methanex Corp.
5.25%, 12/15/2029	16,000	14,712
Minerals Technologies, Inc.
5.00%, 7/1/2028(a)	10,000	9,145
Nufarm Australia Ltd.
5.00%, 1/27/2030(a)	11,000	9,980
Olympus Water US Holding Corp.
6.25%, 10/1/2029(a)	5,000	4,150
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	23,000	20,240
6.63%, 5/1/2029(a)	33,000	28,222
Valvoline, Inc.
4.25%, 2/15/2030(a)	23,000	22,610
3.63%, 6/15/2031(a)	23,000	19,352
Venator Finance Sarl
5.75%, 7/15/2025(a)	11,000	3,879
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a)	23,000	17,725
WR Grace Holdings LLC
5.63%, 8/15/2029(a)	40,000	33,340

		405,742

Commercial Services & Supplies - 2.5%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	72,000	69,318
9.75%, 7/15/2027(a)	71,000	67,805
6.00%, 6/1/2029(a)	19,000	15,287
Aptim Corp.
7.75%, 6/15/2025(a)	15,000	10,650
Arrow Bidco LLC
9.50%, 3/15/2024(a)	11,000	11,000
Garda World Security Corp.
4.63%, 2/15/2027(a)	14,000	12,741
9.50%, 11/1/2027(a)	17,000	16,789

Investments	Principal Amount ($)	Value ($)
6.00%, 6/1/2029(a)	11,000	9,182
GFL Environmental, Inc.
3.50%, 9/1/2028(a)	23,000	20,509
4.75%, 6/15/2029(a)	17,000	15,343
IAA, Inc.
5.50%, 6/15/2027(a)	17,000	17,064
Intrado Corp.
8.50%, 10/15/2025(a)	12,000	10,740
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)	9,000	8,748
Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	25,000	24,742
5.75%, 4/15/2026(a)	47,000	46,062
3.38%, 8/31/2027(a)	40,000	35,494
6.25%, 1/15/2028(a)	35,000	33,194
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	11,000	10,865
Steelcase, Inc.
5.13%, 1/18/2029	14,000	12,497
Vericast Corp.
11.00%, 9/15/2026(a)	5,000	5,419
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a)	20,000	18,454
Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	11,000	10,230

		482,133

Communications Equipment - 0.0%(c)
CommScope, Inc.
6.00%, 3/1/2026(a)	3,000	2,872

Construction & Engineering - 0.6%
AECOM
5.13%, 3/15/2027	35,000	34,391
Arcosa, Inc.
4.38%, 4/15/2029(a)	10,000	8,943
Artera Services LLC
9.03%, 12/4/2025(a)	28,000	23,939
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	27,000	22,066
Cellnex Finance Co. SA
3.88%, 7/7/2041(a)	5,000	3,691
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)	11,000	9,020
Pike Corp.
5.50%, 9/1/2028(a)	11,000	9,709
Tutor Perini Corp.
6.88%, 5/1/2025(a)	11,000	9,800

		121,559

Consumer Finance - 4.4%
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(a)	11,000	6,710
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	305,000	284,031
4.00%, 11/13/2030	224,000	195,584
goeasy Ltd.
5.38%, 12/1/2024(a)	17,000	16,272
4.38%, 5/1/2026(a)	11,000	9,817

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
LFS Topco LLC 5.88%, 10/15/2026(a)	12,000	9,927
OneMain Finance Corp. 6.13%, 3/15/2024	73,000	72,377
6.88%, 3/15/2025	33,000	32,896
7.13%, 3/15/2026	42,000	41,725
3.50%, 1/15/2027	39,000	33,919
6.63%, 1/15/2028	33,000	32,151
3.88%, 9/15/2028	23,000	19,320
5.38%, 11/15/2029	39,000	34,148
4.00%, 9/15/2030	33,000	26,316
SLM Corp. 4.20%, 10/29/2025	12,000	11,191
3.13%, 11/2/2026	12,000	10,598

		836,982

Containers & Packaging - 1.8%
Ball Corp. 5.25%, 7/1/2025	45,000	44,780
4.88%, 3/15/2026	30,000	29,551
6.88%, 3/15/2028	28,000	28,878
2.88%, 8/15/2030	50,000	40,990
3.13%, 9/15/2031	28,000	22,894
Berry Global, Inc. 5.63%, 7/15/2027(a)	23,000	22,597
Cascades, Inc. 5.38%, 1/15/2028(a)	25,000	23,351
Crown Americas LLC 4.75%, 2/1/2026	32,000	31,262
4.25%, 9/30/2026	33,000	31,537
5.25%, 4/1/2030	28,000	26,950
Graphic Packaging International LLC 4.13%, 8/15/2024	12,000	11,807
3.50%, 3/15/2028(a)	12,000	10,730
3.50%, 3/1/2029(a)	12,000	10,562
3.75%, 2/1/2030(a)	12,000	10,392

		346,281

Distributors - 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028(a)	16,000	14,577
3.88%, 11/15/2029(a)	11,000	9,378
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027(a)	11,000	10,304
Univar Solutions USA, Inc. 5.13%, 12/1/2027(a)	16,000	15,471

		49,730

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028(a)	12,000	11,169
Grand Canyon University 5.13%, 10/1/2028	18,000	17,039
Service Corp. International 4.63%, 12/15/2027	23,000	21,866
3.38%, 8/15/2030	61,000	51,261
4.00%, 5/15/2031	23,000	20,113
Signal Parent, Inc. 6.13%, 4/1/2029(a)	5,000	1,906

Investments	Principal Amount ($)	Value ($)
Sotheby’s 7.38%, 10/15/2027(a)	5,000	4,802

		128,156

Diversified Financial Services - 0.5%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)	9,000	7,673
CPI CG, Inc. 8.63%, 3/15/2026(a)	11,000	10,858
Jefferies Finance LLC 5.00%, 8/15/2028(a)	27,000	22,900
Jefferson Capital Holdings LLC 6.00%, 8/15/2026(a)	10,000	8,322
Midcap Financial Issuer Trust 6.50%, 5/1/2028(a)	23,000	20,240
Shift4 Payments LLC 4.63%, 11/1/2026(a)	12,000	11,364
Verscend Escrow Corp. 9.75%, 8/15/2026(a)	17,000	17,059

		98,416

Diversified Telecommunication Services - 8.3%
Altice France Holding SA 10.50%, 5/15/2027(a)	50,000	42,938
6.00%, 2/15/2028(a)	45,000	30,362
Altice France SA 5.50%, 1/15/2028(a)	40,000	33,221
5.13%, 7/15/2029(a)	9,000	7,064
5.50%, 10/15/2029(a)	30,000	23,721
British Telecommunications plc 4.25%, 11/23/2081(a)(b)	32,000	28,640
CCO Holdings LLC 5.13%, 5/1/2027(a)	111,000	105,789
5.00%, 2/1/2028(a)	73,000	68,164
5.38%, 6/1/2029(a)	45,000	41,625
4.75%, 3/1/2030(a)	90,000	78,641
4.50%, 8/15/2030(a)	109,000	93,136
4.25%, 2/1/2031(a)	84,000	69,976
4.50%, 5/1/2032	103,000	85,232
4.25%, 1/15/2034(a)	25,000	19,489
Embarq Corp. 8.00%, 6/1/2036	40,000	19,302
Iliad Holding SASU 6.50%, 10/15/2026(a)	45,000	42,613
7.00%, 10/15/2028(a)	14,000	13,148
Intelsat Jackson Holdings SA 6.50%, 3/15/2030(a)	83,000	75,364
Level 3 Financing, Inc. 3.40%, 3/1/2027(a)	32,000	27,695
4.63%, 9/15/2027(a)	28,000	23,719
4.25%, 7/1/2028(a)	61,000	48,342
3.75%, 7/15/2029(a)	45,000	32,897
Lumen Technologies, Inc. 5.63%, 4/1/2025	7,000	6,685
5.13%, 12/15/2026(a)	23,000	19,665
4.00%, 2/15/2027(a)	42,000	35,417
4.50%, 1/15/2029(a)	23,000	15,468
5.38%, 6/15/2029(a)	14,000	9,698
Series P, 7.60%, 9/15/2039	14,000	9,441

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Series U, 7.65%, 3/15/2042	23,000	15,285
Sprint Capital Corp. 6.88%, 11/15/2028	78,000	83,447
8.75%, 3/15/2032	78,000	96,330
Telecom Italia Capital SA 6.38%, 11/15/2033	40,000	34,009
6.00%, 9/30/2034	15,000	12,036
7.20%, 7/18/2036	39,000	33,132
7.72%, 6/4/2038	41,000	35,358
Telecom Italia SpA 5.30%, 5/30/2024(a)	54,000	52,391
Telesat Canada 5.63%, 12/6/2026(a)	14,000	6,466
4.88%, 6/1/2027(a)	9,000	4,408
6.50%, 10/15/2027(a)	23,000	6,426
Windstream Escrow LLC 7.75%, 8/15/2028(a)	45,000	36,429
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	41,000	32,599
6.13%, 3/1/2028(a)	32,000	22,000

		1,577,768

Electric Utilities - 0.4%
FirstEnergy Corp.
Series B, 4.15%, 7/15/2027(d)	23,000	21,980
2.65%, 3/1/2030	10,000	8,544
Series C, 7.38%, 11/15/2031	11,000	12,705
Series C, 3.40%, 3/1/2050	11,000	7,815
Pattern Energy Operations LP 4.50%, 8/15/2028(a)	17,000	15,597

		66,641

Electrical Equipment - 0.7%
Atkore, Inc. 4.25%, 6/1/2031(a)	11,000	9,652
EnerSys 4.38%, 12/15/2027(a)	11,000	10,161
Regal Rexnord Corp. 6.40%, 4/15/2033(a)	50,000	51,266
Sensata Technologies BV 5.00%, 10/1/2025(a)	32,000	31,648
4.00%, 4/15/2029(a)	32,000	28,720

		131,447

Electronic Equipment, Instruments & Components - 0.1%
Likewize Corp. 9.75%, 10/15/2025(a)	11,000	10,340
Sensata Technologies, Inc. 3.75%, 2/15/2031(a)	9,000	7,640

		17,980

Energy Equipment & Services - 1.9%
Archrock Partners LP 6.88%, 4/1/2027(a)	17,000	16,660
6.25%, 4/1/2028(a)	38,000	36,100
CGG SA 8.75%, 4/1/2027(a)	5,000	4,435

Investments	Principal Amount ($)	Value ($)
Ensign Drilling, Inc. 9.25%, 4/15/2024(a)	11,000	10,670
Solaris Midstream Holdings LLC 7.63%, 4/1/2026(a)	11,000	11,000
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)	4,800	4,860
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	9,090	9,364
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	14,625	14,591
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	1,200	1,212
Transocean, Inc. 7.25%, 11/1/2025(a)	14,000	13,335
7.50%, 1/15/2026(a)	17,000	15,980
11.50%, 1/30/2027(a)	28,000	29,217
8.00%, 2/1/2027(a)	17,000	15,597
8.75%, 2/15/2030(a)	35,000	36,085
7.50%, 4/15/2031	11,000	8,525
6.80%, 3/15/2038	29,000	20,590
USA Compression Partners LP 6.88%, 4/1/2026	50,000	49,072
Weatherford International Ltd. 6.50%, 9/15/2028(a)	12,000	11,940
8.63%, 4/30/2030(a)	44,000	44,414

		353,647

Entertainment - 0.7%
Allen Media LLC 10.50%, 2/15/2028(a)	20,000	8,083
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026(a)	39,000	19,448
Live Nation Entertainment, Inc. 6.50%, 5/15/2027(a)	56,000	56,310
4.75%, 10/15/2027(a)	45,000	41,625
Warner Media LLC 7.63%, 4/15/2031	10,000	10,715

		136,181

Equity Real Estate Investment Trusts (REITs) - 2.4%
Diversified Healthcare Trust 4.75%, 2/15/2028	16,000	9,751
4.38%, 3/1/2031	25,000	16,935
HAT Holdings I LLC 6.00%, 4/15/2025(a)	10,000	9,775
3.38%, 6/15/2026(a)	40,000	35,500
3.75%, 9/15/2030(a)	23,000	17,579
MPT Operating Partnership LP 5.25%, 8/1/2026	17,000	15,464
5.00%, 10/15/2027	41,000	34,659
4.63%, 8/1/2029	30,000	23,325
3.50%, 3/15/2031	41,000	28,700
Office Properties Income Trust 4.50%, 2/1/2025	41,000	38,145
2.40%, 2/1/2027	27,000	20,756
3.45%, 10/15/2031	14,000	9,821
Park Intermediate Holdings LLC 7.50%, 6/1/2025(a)	25,000	25,344
5.88%, 10/1/2028(a)	26,000	24,060

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.88%, 5/15/2029(a)	31,000	26,799
SBA Communications Corp. 3.88%, 2/15/2027	61,000	56,336
3.13%, 2/1/2029	61,000	51,678
Uniti Group LP 7.88%, 2/15/2025(a)	15,000	14,804

		459,431

Food & Staples Retailing - 1.5%
Albertsons Cos., Inc. 3.25%, 3/15/2026(a)	20,000	18,499
4.63%, 1/15/2027(a)	38,000	36,026
5.88%, 2/15/2028(a)	51,000	49,853
3.50%, 3/15/2029(a)	38,000	32,775
4.88%, 2/15/2030(a)	25,000	22,996
Rite Aid Corp. 8.00%, 11/15/2026(a)	40,000	22,300
Safeway, Inc. 7.25%, 2/1/2031	11,000	11,188
US Foods, Inc. 6.25%, 4/15/2025(a)	55,000	55,100
4.75%, 2/15/2029(a)	32,000	29,273
4.63%, 6/1/2030(a)	17,000	15,218

		293,228

Food Products - 1.0%
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	11,000	10,728
6.00%, 6/15/2030(a)	33,000	32,835
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028(a)	19,000	18,376
4.13%, 1/31/2030(a)	40,000	36,050
4.38%, 1/31/2032(a)	29,000	25,972
Pilgrim’s Pride Corp. 5.88%, 9/30/2027(a)	10,000	9,923
4.25%, 4/15/2031(a)	13,000	11,277
Post Holdings, Inc. 5.63%, 1/15/2028(a)	11,000	10,587
5.50%, 12/15/2029(a)	15,000	13,911
4.63%, 4/15/2030(a)	19,000	16,720
4.50%, 9/15/2031(a)	14,000	12,075

		198,454

Gas Utilities - 0.8%
AmeriGas Partners LP 5.63%, 5/20/2024	32,000	31,520
5.88%, 8/20/2026	28,000	27,084
5.75%, 5/20/2027	17,000	16,023
Ferrellgas LP 5.38%, 4/1/2026(a)	11,000	10,120
5.88%, 4/1/2029(a)	38,000	31,635
Suburban Propane Partners LP 5.00%, 6/1/2031(a)	30,000	26,099

		142,481

Health Care Equipment & Supplies - 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	10,000	9,426
Embecta Corp. 6.75%, 2/15/2030(a)	9,000	8,098

Investments	Principal Amount ($)	Value ($)
Hologic, Inc. 4.63%, 2/1/2028(a)	12,000	11,435
3.25%, 2/15/2029(a)	38,000	33,433
Medline Borrower LP 3.88%, 4/1/2029(a)	32,000	27,361
5.25%, 10/1/2029(a)	60,000	50,237
Teleflex, Inc. 4.63%, 11/15/2027	12,000	11,457
4.25%, 6/1/2028(a)	12,000	11,069

		162,516

Health Care Providers & Services - 5.1%
180 Medical, Inc. 3.88%, 10/15/2029(a)	5,000	4,431
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029(a)	39,000	36,469
AHP Health Partners, Inc. 5.75%, 7/15/2029(a)	11,000	9,050
Air Methods Corp. 8.00%, 5/15/2025(a)	11,000	495
Akumin Escrow, Inc. 7.50%, 8/1/2028(a)	8,000	5,440
Akumin, Inc. 7.00%, 11/1/2025(a)	11,000	8,525
Community Health Systems, Inc. 8.00%, 3/15/2026(a)	14,000	13,515
5.63%, 3/15/2027(a)	12,000	10,622
DaVita, Inc. 4.63%, 6/1/2030(a)	110,000	92,675
3.75%, 2/15/2031(a)	67,000	52,092
Encompass Health Corp. 4.50%, 2/1/2028	39,000	36,405
4.75%, 2/1/2030	31,000	28,416
4.63%, 4/1/2031	23,000	20,244
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	17,000	4,580
Global Medical Response, Inc. 6.50%, 10/1/2025(a)	11,000	7,735
Legacy LifePoint Health LLC 6.75%, 4/15/2025(a)	12,000	11,700
4.38%, 2/15/2027(a)	27,000	23,625
LifePoint Health, Inc. 5.38%, 1/15/2029(a)	11,000	7,348
Molina Healthcare, Inc. 3.88%, 11/15/2030(a)	72,000	61,929
Owens & Minor, Inc. 4.38%, 12/15/2024	10,000	9,761
4.50%, 3/31/2029(a)	25,000	20,365
6.63%, 4/1/2030(a)	17,000	15,033
Prime Healthcare Services, Inc. 7.25%, 11/1/2025(a)	23,000	20,256
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	18,000	10,890
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026(a)	38,000	33,320
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	18,000	14,688

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Select Medical Corp. 6.25%, 8/15/2026(a)	38,000	37,114
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	21,000	13,838
Tenet Healthcare Corp. 4.63%, 7/15/2024	25,000	24,656
4.88%, 1/1/2026	67,000	65,256
5.13%, 11/1/2027	89,000	85,663
6.13%, 10/1/2028	89,000	83,222
6.13%, 6/15/2030(a)	61,000	59,213
6.88%, 11/15/2031	20,000	18,429
US Acute Care Solutions LLC 6.38%, 3/1/2026(a)	21,000	18,997
US Renal Care, Inc. 10.63%, 7/15/2027(a)	15,000	4,875

		970,872

Health Care Technology - 0.3%
IQVIA, Inc. 5.00%, 5/15/2027(a)	53,000	51,432

Hotels, Restaurants & Leisure - 9.0%
1011778 BC ULC 4.38%, 1/15/2028(a)	23,000	21,165
4.00%, 10/15/2030(a)	32,000	27,240
Affinity Gaming 6.88%, 12/15/2027(a)	16,000	14,324
Boyne USA, Inc. 4.75%, 5/15/2029(a)	20,000	18,122
Caesars Entertainment, Inc. 6.25%, 7/1/2025(a)	33,000	32,873
8.13%, 7/1/2027(a)	35,000	35,525
Carnival Corp. 5.75%, 3/1/2027(a)	33,000	27,390
4.00%, 8/1/2028(a)	17,000	14,688
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028(a)	14,000	15,120
CEC Entertainment LLC 6.75%, 5/1/2026(a)	11,000	10,175
Cedar Fair LP 5.50%, 5/1/2025(a)	11,000	10,920
6.50%, 10/1/2028	58,000	56,209
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	11,000	9,526
Fertitta Entertainment LLC 4.63%, 1/15/2029(a)	30,000	26,477
6.75%, 1/15/2030(a)	32,000	26,560
GPS Hospitality Holding Co. LLC 7.00%, 8/15/2028(a)	9,000	5,580
Hilton Domestic Operating Co., Inc. 5.75%, 5/1/2028(a)	28,000	27,780
3.75%, 5/1/2029(a)	5,000	4,440
4.88%, 1/15/2030	55,000	51,850
4.00%, 5/1/2031(a)	44,000	38,126
3.63%, 2/15/2032(a)	77,000	64,661
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	28,000	27,108

Investments	Principal Amount ($)	Value ($)
International Game Technology plc 4.13%, 4/15/2026(a)	115,000	108,965
IRB Holding Corp. 7.00%, 6/15/2025(a)	17,000	17,061
Jacobs Entertainment, Inc. 6.75%, 2/15/2029(a)	12,000	11,160
KFC Holding Co. 4.75%, 6/1/2027(a)	17,000	16,490
Las Vegas Sands Corp. 3.20%, 8/8/2024	71,000	68,329
3.90%, 8/8/2029	84,000	75,275
MGM Resorts International 5.75%, 6/15/2025	45,000	44,432
4.63%, 9/1/2026	12,000	11,305
4.75%, 10/15/2028	45,000	40,802
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026(a)	33,000	31,350
Raptor Acquisition Corp. 4.88%, 11/1/2026(a)	11,000	10,230
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(a)	12,000	12,885
4.25%, 7/1/2026(a)	33,000	28,627
5.50%, 8/31/2026(a)	11,000	9,845
5.38%, 7/15/2027(a)	12,000	10,439
11.63%, 8/15/2027(a)	14,000	14,857
5.50%, 4/1/2028(a)	17,000	14,620
9.25%, 1/15/2029(a)	14,000	14,768
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	36,000	35,235
5.50%, 4/15/2027(a)	40,000	37,702
Sizzling Platter LLC 8.50%, 11/28/2025(a)	10,000	9,248
Speedway Motorsports LLC 4.88%, 11/1/2027(a)	11,000	10,270
Station Casinos LLC 4.50%, 2/15/2028(a)	17,000	15,304
4.63%, 12/1/2031(a)	14,000	11,801
TKC Holdings, Inc. 6.88%, 5/15/2028(a)	11,000	8,991
10.50%, 5/15/2029(a)	17,000	10,361
Travel + Leisure Co. 5.65%, 4/1/2024(d)	10,000	9,950
6.60%, 10/1/2025(d)	11,000	10,944
6.63%, 7/31/2026(a)	32,000	31,756
4.50%, 12/1/2029(a)	17,000	14,622
4.63%, 3/1/2030(a)	11,000	9,354
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	23,000	23,110
Viking Cruises Ltd. 6.25%, 5/15/2025(a)	11,000	10,014
5.88%, 9/15/2027(a)	23,000	19,591
7.00%, 2/15/2029(a)	23,000	20,010
VOC Escrow Ltd. 5.00%, 2/15/2028(a)	17,000	14,945
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028(a)	11,000	10,145

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	48,000	46,645
5.25%, 5/15/2027(a)	25,000	23,617
Wynn Resorts Finance LLC 7.75%, 4/15/2025(a)	12,000	12,049
5.13%, 10/1/2029(a)	32,000	28,560
Yum! Brands, Inc. 4.75%, 1/15/2030(a)	55,000	51,439
3.63%, 3/15/2031	69,000	58,818
4.63%, 1/31/2032	72,000	65,508

		1,707,288

Household Durables - 2.1%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	17,000	15,173
7.25%, 10/15/2029	11,000	10,161
Century Communities, Inc. 6.75%, 6/1/2027	23,000	22,681
3.88%, 8/15/2029(a)	12,000	10,088
Installed Building Products, Inc. 5.75%, 2/1/2028(a)	5,000	4,599
KB Home 6.88%, 6/15/2027	38,000	38,760
7.25%, 7/15/2030	23,000	22,964
Newell Brands, Inc. 4.88%, 6/1/2025	11,000	10,755
4.45%, 4/1/2026(d)	110,000	104,504
5.63%, 4/1/2036(d)	11,000	9,800
5.75%, 4/1/2046(d)	21,000	17,455
Tempur Sealy International, Inc. 4.00%, 4/15/2029(a)	44,000	38,431
3.88%, 10/15/2031(a)	32,000	26,365
TopBuild Corp. 3.63%, 3/15/2029(a)	11,000	9,376
4.13%, 2/15/2032(a)	17,000	14,423
TRI Pointe Group, Inc. 5.88%, 6/15/2024	23,000	22,922
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	23,000	21,578

		400,035

Household Products - 0.2%
Spectrum Brands, Inc. 5.00%, 10/1/2029(a)	32,000	28,197
3.88%, 3/15/2031(a)	23,000	18,544

		46,741

Independent Power and Renewable Electricity Producers - 1.1%
Atlantica Sustainable Infrastructure plc 4.13%, 6/15/2028(a)	15,000	13,350
Calpine Corp. 5.25%, 6/1/2026(a)	23,000	22,245
4.50%, 2/15/2028(a)	32,000	29,528
5.13%, 3/15/2028(a)	38,000	34,406
4.63%, 2/1/2029(a)	32,000	27,811
5.00%, 2/1/2031(a)	39,000	33,419
Clearway Energy Operating LLC 4.75%, 3/15/2028(a)	23,000	21,694
3.75%, 2/15/2031(a)	39,000	32,948

		215,401

Investments	Principal Amount ($)	Value ($)
Insurance - 2.4%
Acrisure LLC 7.00%, 11/15/2025(a)	39,000	37,103
4.25%, 2/15/2029(a)	11,000	9,130
6.00%, 8/1/2029(a)	23,000	18,975
Alliant Holdings Intermediate LLC 4.25%, 10/15/2027(a)	21,000	19,246
6.75%, 10/15/2027(a)	52,000	48,637
AmWINS Group, Inc. 4.88%, 6/30/2029(a)	23,000	20,175
Assurant, Inc. 7.00%, 3/27/2048(b)	12,000	11,880
AssuredPartners, Inc. 7.00%, 8/15/2025(a)	15,000	14,750
5.63%, 1/15/2029(a)	14,000	11,976
BroadStreet Partners, Inc. 5.88%, 4/15/2029(a)	20,000	17,666
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)(b)	28,000	24,104
GTCR AP Finance, Inc. 8.00%, 5/15/2027(a)	12,000	11,783
HUB International Ltd. 7.00%, 5/1/2026(a)	56,000	55,442
5.63%, 12/1/2029(a)	11,000	9,843
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	17,000	18,929
4.12%, 12/15/2051(a)(b)	18,000	15,390
4.30%, 2/1/2061(a)	39,000	25,426
NFP Corp. 4.88%, 8/15/2028(a)	39,000	34,036
6.88%, 8/15/2028(a)	45,000	38,910
Ryan Specialty Group LLC 4.38%, 2/1/2030(a)	11,000	9,914
USI, Inc. 6.88%, 5/1/2025(a)	11,000	10,948

		464,263

Interactive Media & Services - 0.2%
Rackspace Technology Global, Inc. 3.50%, 2/15/2028(a)	18,000	10,823
5.38%, 12/1/2028(a)	14,000	5,158
Ziff Davis, Inc. 4.63%, 10/15/2030(a)	17,000	15,063

		31,044

Internet & Direct Marketing Retail - 1.2%
Go Daddy Operating Co. LLC 3.50%, 3/1/2029(a)	40,000	34,592
Match Group Holdings II LLC 4.63%, 6/1/2028(a)	22,000	20,235
4.13%, 8/1/2030(a)	44,000	37,840
3.63%, 10/1/2031(a)	14,000	11,235
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	21,000	10,500
QVC, Inc. 4.45%, 2/15/2025	44,000	37,468
4.75%, 2/15/2027	14,000	10,609
5.45%, 8/15/2034	17,000	9,987
5.95%, 3/15/2043	9,000	4,654

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Rakuten Group, Inc. 10.25%, 11/30/2024(a)	50,000	50,624

		227,744

IT Services - 1.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028(a)	10,000	8,450
Block, Inc. 2.75%, 6/1/2026	44,000	39,989
3.50%, 6/1/2031	23,000	19,205
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029(a)	15,000	10,660
Exela Intermediate LLC 11.50%, 7/15/2026(a)	27,000	3,136
Gartner, Inc. 3.63%, 6/15/2029(a)	83,000	74,534
Northwest Fiber LLC 6.00%, 2/15/2028(a)	9,000	7,430
10.75%, 6/1/2028(a)	5,000	4,675
Presidio Holdings, Inc. 8.25%, 2/1/2028(a)	24,000	23,070
Twilio, Inc. 3.63%, 3/15/2029	23,000	19,528
3.88%, 3/15/2031	17,000	14,033
Virtusa Corp. 7.13%, 12/15/2028(a)	11,000	9,240

		233,950

Machinery - 0.5%
Hillenbrand, Inc. 3.75%, 3/1/2031	40,000	33,600
JPW Industries Holding Corp. 9.00%, 10/1/2024(a)	11,000	9,817
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026(a)	9,000	8,854
Mueller Water Products, Inc. 4.00%, 6/15/2029(a)	15,000	13,304
Terex Corp. 5.00%, 5/15/2029(a)	11,000	10,271
Trinity Industries, Inc. 4.55%, 10/1/2024	11,000	10,622
Weir Group plc (The) 2.20%, 5/13/2026(a)	5,000	4,481

		90,949

Media - 5.2%
Altice Financing SA 5.00%, 1/15/2028(a)	45,000	38,263
5.75%, 8/15/2029(a)	25,000	20,998
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026(a)	11,000	7,040
Cengage Learning, Inc. 9.50%, 6/15/2024(a)	11,000	10,700
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027(a)	61,000	55,325
7.75%, 4/15/2028(a)	33,000	28,074
7.50%, 6/1/2029(a)	33,000	26,895
CMG Media Corp. 8.88%, 12/15/2027(a)	26,000	20,280

Investments	Principal Amount ($)	Value ($)
CSC Holdings LLC 5.75%, 1/15/2030(a)	17,000	10,710
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(a)	11,000	9,182
Directv Financing LLC 5.88%, 8/15/2027(a)	40,000	36,232
DISH DBS Corp. 5.88%, 11/15/2024	12,000	11,326
7.75%, 7/1/2026	10,000	8,121
5.25%, 12/1/2026(a)	33,000	28,442
5.75%, 12/1/2028(a)	15,000	12,273
DISH Network Corp. 11.75%, 11/15/2027(a)	25,000	25,980
iHeartCommunications, Inc. 6.38%, 5/1/2026	23,000	21,974
8.38%, 5/1/2027	28,000	25,095
5.25%, 8/15/2027(a)	30,000	26,869
4.75%, 1/15/2028(a)	23,000	19,666
Lamar Media Corp. 3.75%, 2/15/2028	33,000	29,953
4.00%, 2/15/2030	33,000	29,370
Liberty Interactive LLC 8.25%, 2/1/2030	17,000	8,086
McGraw-Hill Education, Inc. 8.00%, 8/1/2029(a)	21,000	18,007
News Corp. 3.88%, 5/15/2029(a)	51,000	45,634
Nexstar Media, Inc. 5.63%, 7/15/2027(a)	11,000	10,478
Paramount Global 6.25%, 2/28/2057(b)	21,000	18,191
6.37%, 3/30/2062(b)	28,000	24,429
Radiate Holdco LLC 6.50%, 9/15/2028(a)	27,000	14,067
Sirius XM Radio, Inc. 4.00%, 7/15/2028(a)	17,000	15,132
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)	5,000	4,109
TEGNA, Inc. 4.75%, 3/15/2026(a)	23,000	22,300
4.63%, 3/15/2028	47,000	44,112
5.00%, 9/15/2029	34,000	32,028
Univision Communications, Inc. 5.13%, 2/15/2025(a)	7,000	6,820
6.63%, 6/1/2027(a)	6,000	5,880
UPC Broadband Finco BV 4.88%, 7/15/2031(a)	32,000	28,153
UPC Holding BV 5.50%, 1/15/2028(a)	14,000	12,775
Videotron Ltd. 5.13%, 4/15/2027(a)	15,000	14,399
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028(a)	179,000	162,460
Ziggo Bond Co. BV 5.13%, 2/28/2030(a)	3,000	2,479

		992,307

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Metals & Mining - 1.8%
Baffinland Iron Mines Corp. 8.75%, 7/15/2026(a)	12,000	11,653
Commercial Metals Co. 4.13%, 1/15/2030	23,000	20,585
3.88%, 2/15/2031	5,000	4,328
Eldorado Gold Corp. 6.25%, 9/1/2029(a)	12,000	10,997
FMG Resources August 2006 Pty. Ltd. 5.13%, 5/15/2024(a)	23,000	22,779
5.88%, 4/15/2030(a)	78,000	76,175
4.38%, 4/1/2031(a)	20,000	17,600
Hudbay Minerals, Inc. 4.50%, 4/1/2026(a)	21,000	19,346
6.13%, 4/1/2029(a)	23,000	21,238
IAMGOLD Corp. 5.75%, 10/15/2028(a)	11,000	8,693
Mineral Resources Ltd. 8.13%, 5/1/2027(a)	17,000	17,128
8.00%, 11/1/2027(a)	40,000	40,952
8.50%, 5/1/2030(a)	25,000	25,828
New Gold, Inc. 7.50%, 7/15/2027(a)	11,000	10,206
Novelis Corp. 3.88%, 8/15/2031(a)	14,000	11,816
TMS International Corp. 6.25%, 4/15/2029(a)	5,000	3,756
United States Steel Corp. 6.88%, 3/1/2029	10,000	10,104

		333,184

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029(a)	20,000	16,375
Rithm Capital Corp. 6.25%, 10/15/2025(a)	11,000	10,244

		26,619

Multiline Retail - 1.0%
Kohl’s Corp. 4.25%, 7/17/2025	15,000	14,392
3.62%, 5/1/2031(d)	25,000	18,523
5.55%, 7/17/2045	20,000	13,149
Macy’s Retail Holdings LLC 5.88%, 4/1/2029(a)	11,000	10,230
5.88%, 3/15/2030(a)	32,000	29,209
6.13%, 3/15/2032(a)	11,000	9,845
Marks & Spencer plc 7.13%, 12/1/2037(a)	13,000	11,647
Nordstrom, Inc. 4.38%, 4/1/2030	32,000	25,675
4.25%, 8/1/2031	49,000	36,795
5.00%, 1/15/2044	28,000	18,889

		188,354

Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp. 4.75%, 1/18/2082(b)	28,000	23,660

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels - 8.9%
Aethon United BR LP 8.25%, 2/15/2026(a)	20,000	19,900
Antero Midstream Partners LP 5.75%, 1/15/2028(a)	14,000	13,387
5.38%, 6/15/2029(a)	12,000	11,145
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	12,000	11,437
8.25%, 12/31/2028(a)	28,000	27,419
Blue Racer Midstream LLC 6.63%, 7/15/2026(a)	11,000	10,835
Buckeye Partners LP 4.35%, 10/15/2024	28,000	27,098
3.95%, 12/1/2026	11,000	10,068
4.50%, 3/1/2028(a)	28,000	25,557
5.85%, 11/15/2043	15,000	11,475
Chesapeake Energy Corp. 5.88%, 2/1/2029(a)	25,000	23,940
6.75%, 4/15/2029(a)	31,000	30,568
Citgo Holding, Inc. 9.25%, 8/1/2024(a)	35,000	35,175
CITGO Petroleum Corp. 7.00%, 6/15/2025(a)	32,000	31,730
6.38%, 6/15/2026(a)	18,000	17,638
CQP Holdco LP 5.50%, 6/15/2031(a)	53,000	48,263
Crestwood Midstream Partners LP 5.63%, 5/1/2027(a)	28,000	26,760
6.00%, 2/1/2029(a)	17,000	16,127
8.00%, 4/1/2029(a)	14,000	14,210
CrownRock LP 5.63%, 10/15/2025(a)	12,000	11,700
5.00%, 5/1/2029(a)	32,000	29,310
Delek Logistics Partners LP 7.13%, 6/1/2028(a)	11,000	10,090
DT Midstream, Inc. 4.38%, 6/15/2031(a)	23,000	20,119
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(a)	11,000	10,255
Endeavor Energy Resources LP 5.75%, 1/30/2028(a)	33,000	32,340
Energean plc 6.50%, 4/30/2027(a)	5,000	4,679
Energy Ventures Gom LLC 11.75%, 4/15/2026(a)	11,000	11,494
Enviva Partners LP 6.50%, 1/15/2026(a)	32,000	29,869
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027(a)	17,000	17,053
Genesis Energy LP 8.00%, 1/15/2027	49,000	48,373
7.75%, 2/1/2028	31,000	29,958
Global Partners LP 7.00%, 8/1/2027	10,000	9,601
6.88%, 1/15/2029	10,000	9,437
Harvest Midstream I LP 7.50%, 9/1/2028(a)	21,000	20,659

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hess Midstream Operations LP 5.63%, 2/15/2026(a)	23,000	22,773
5.13%, 6/15/2028(a)	23,000	21,660
4.25%, 2/15/2030(a)	15,000	13,137
Hilcorp Energy I LP 6.25%, 11/1/2028(a)	33,000	31,697
5.75%, 2/1/2029(a)	17,000	15,810
6.00%, 2/1/2031(a)	15,000	13,870
6.25%, 4/15/2032(a)	12,000	11,077
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027(a)	9,000	8,775
ITT Holdings LLC 6.50%, 8/1/2029(a)	45,000	39,094
Kinetik Holdings LP 5.88%, 6/15/2030(a)	32,000	30,400
Martin Midstream Partners LP 11.50%, 2/28/2025(a)	5,000	5,002
MEG Energy Corp. 7.13%, 2/1/2027(a)	51,000	52,311
Neptune Energy Bondco plc 6.63%, 5/15/2025(a)	9,000	8,887
New Fortress Energy, Inc. 6.75%, 9/15/2025(a)	17,000	16,263
6.50%, 9/30/2026(a)	17,000	15,642
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	55,000	52,231
NGL Energy Partners LP 6.13%, 3/1/2025	12,000	10,650
7.50%, 4/15/2026	9,000	7,649
Northriver Midstream Finance LP 5.63%, 2/15/2026(a)	11,000	10,560
Occidental Petroleum Corp. 2.90%, 8/15/2024	9,000	8,627
5.88%, 9/1/2025	84,000	85,024
8.88%, 7/15/2030	18,000	21,195
6.63%, 9/1/2030	38,000	40,343
6.13%, 1/1/2031	14,000	14,612
7.88%, 9/15/2031	50,000	56,630
6.45%, 9/15/2036	40,000	42,065
Zero Coupon, 10/10/2036	50,000	25,234
4.50%, 7/15/2044	5,000	4,091
6.60%, 3/15/2046	14,000	14,908
Parkland Corp. 4.50%, 10/1/2029(a)	37,000	31,738
4.63%, 5/1/2030(a)	49,000	42,121
Range Resources Corp. 4.88%, 5/15/2025	25,000	24,119
8.25%, 1/15/2029	15,000	15,421
4.75%, 2/15/2030(a)	20,000	17,915
Rockcliff Energy II LLC 5.50%, 10/15/2029(a)	20,000	19,025
Strathcona Resources Ltd. 6.88%, 8/1/2026(a)	11,000	9,377
Summit Midstream Holdings LLC 5.75%, 4/15/2025	11,000	9,460
8.50%, 10/15/2026(a)	17,000	16,554

Investments	Principal Amount ($)	Value ($)
Sunnova Energy Corp. 5.88%, 9/1/2026(a)	21,000	18,900
Sunoco LP 5.88%, 3/15/2028	10,000	9,800
Tap Rock Resources LLC 7.00%, 10/1/2026(a)	11,000	10,411
Teine Energy Ltd. 6.88%, 4/15/2029(a)	11,000	10,271
TerraForm Power Operating LLC 5.00%, 1/31/2028(a)	23,000	21,604
4.75%, 1/15/2030(a)	17,000	15,300
Vermilion Energy, Inc. 6.88%, 5/1/2030(a)	15,000	13,837

		1,693,739

Paper & Forest Products - 0.3%
Domtar Corp. 6.75%, 10/1/2028(a)	12,000	11,027
Louisiana-Pacific Corp. 3.63%, 3/15/2029(a)	11,000	9,523
Mercer International, Inc. 5.50%, 1/15/2026	12,000	11,610
5.13%, 2/1/2029	39,000	33,353

		65,513

Personal Products - 0.4%
Avon Products, Inc. 8.45%, 3/15/2043(d)	6,000	5,913
Coty, Inc. 5.00%, 4/15/2026(a)	39,000	37,343
6.50%, 4/15/2026(a)	38,000	37,460

		80,716

Pharmaceuticals - 1.6%
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	24,000	17,846
8.50%, 1/31/2027(a)	20,000	10,544
Bausch Health Cos., Inc. 5.50%, 11/1/2025(a)	61,000	51,882
9.00%, 12/15/2025(a)	55,000	43,330
6.13%, 2/1/2027(a)	38,000	25,935
5.75%, 8/15/2027(a)	9,000	6,097
5.00%, 1/30/2028(a)	17,000	7,626
4.88%, 6/1/2028(a)	60,000	38,569
6.25%, 2/15/2029(a)	39,000	17,923
7.25%, 5/30/2029(a)	28,000	12,521
5.25%, 1/30/2030(a)	39,000	17,102
5.25%, 2/15/2031(a)	38,000	17,195
Lannett Co., Inc. 7.75%, 4/15/2026(a)	3,000	765
Organon & Co. 5.13%, 4/30/2031(a)	23,000	20,764
P&L Development LLC 7.75%, 11/15/2025(a)	11,000	8,957

		297,056

Professional Services - 0.1%
CoreLogic, Inc. 4.50%, 5/1/2028(a)	20,000	15,900

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Real Estate Management & Development - 1.1%
Howard Hughes Corp. (The) 5.38%, 8/1/2028(a)	42,000	38,908
4.13%, 2/1/2029(a)	5,000	4,318
4.38%, 2/1/2031(a)	33,000	27,421
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	33,000	27,720
5.00%, 3/1/2031	28,000	22,840
Realogy Group LLC 5.75%, 1/15/2029(a)	32,000	24,881
5.25%, 4/15/2030(a)	49,000	36,750
WeWork Cos. LLC 5.00%, 7/10/2025(a)	39,000	16,513
WeWork Cos., Inc. 7.88%, 5/1/2025(a)	17,000	9,180

		208,531

Road & Rail - 1.2%
Albion Financing 1 Sarl 6.13%, 10/15/2026(a)	23,000	20,636
Albion Financing 2SARL 8.75%, 4/15/2027(a)	5,000	4,238
Avis Budget Car Rental LLC 4.75%, 4/1/2028(a)	12,000	10,546
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029(a)	12,000	9,150
Uber Technologies, Inc. 7.50%, 5/15/2025(a)	32,000	32,457
7.50%, 9/15/2027(a)	67,000	68,030
6.25%, 1/15/2028(a)	11,000	10,763
4.50%, 8/15/2029(a)	55,000	48,967
XPO CNW, Inc. 6.70%, 5/1/2034	11,000	9,921
XPO Escrow Sub LLC 7.50%, 11/15/2027(a)	14,000	14,386

		229,094

Semiconductors & Semiconductor Equipment - 0.4%
Entegris, Inc. 3.63%, 5/1/2029(a)	67,000	57,139
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	25,000	22,813

		79,952

Software - 3.6%
AthenaHealth Group, Inc. 6.50%, 2/15/2030(a)	11,000	9,114
Boxer Parent Co., Inc. 7.13%, 10/2/2025(a)	15,000	14,850
9.13%, 3/1/2026(a)	9,000	8,551
Camelot Finance SA 4.50%, 11/1/2026(a)	20,000	19,023
Castle US Holding Corp. 9.50%, 2/15/2028(a)	5,000	1,901
Clarivate Science Holdings Corp. 3.88%, 7/1/2028(a)	17,000	15,169
4.88%, 7/1/2029(a)	39,000	34,317
Cloud Software Group Holdings, Inc. 6.50%, 3/31/2029(a)	40,000	35,104

Investments	Principal Amount ($)	Value ($)
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)	15,000	14,043
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	30,000	25,742
Elastic NV 4.13%, 7/15/2029(a)	23,000	19,683
Fair Isaac Corp. 4.00%, 6/15/2028(a)	40,000	37,140
Gen Digital, Inc. 5.00%, 4/15/2025(a)	9,000	8,820
6.75%, 9/30/2027(a)	44,000	44,618
7.13%, 9/30/2030(a)	44,000	44,673
GoTo Group, Inc. 5.50%, 9/1/2027(a)	23,000	11,576
McAfee Corp. 7.38%, 2/15/2030(a)	10,000	8,306
NCR Corp. 5.75%, 9/1/2027(a)	12,000	11,644
5.00%, 10/1/2028(a)	12,000	10,570
5.13%, 4/15/2029(a)	49,000	42,682
6.13%, 9/1/2029(a)	11,000	10,890
5.25%, 10/1/2030(a)	12,000	10,379
Open Text Corp. 3.88%, 2/15/2028(a)	44,000	38,234
Open Text Holdings, Inc. 4.13%, 2/15/2030(a)	55,000	46,314
4.13%, 12/1/2031(a)	39,000	31,685
PTC, Inc. 3.63%, 2/15/2025(a)	18,000	17,261
4.00%, 2/15/2028(a)	21,000	19,564
Rocket Software, Inc. 6.50%, 2/15/2029(a)	15,000	12,505
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	60,000	57,705
Veritas US, Inc. 7.50%, 9/1/2025(a)	49,000	32,326

		694,389

Specialty Retail - 3.0%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026(a)	11,000	5,317
At Home Group, Inc. 4.88%, 7/15/2028(a)	11,000	7,920
7.13%, 7/15/2029(a)	11,000	6,819
Bath & Body Works, Inc. 9.38%, 7/1/2025(a)	23,000	24,618
5.25%, 2/1/2028	12,000	11,327
6.63%, 10/1/2030(a)	55,000	53,745
6.88%, 11/1/2035	39,000	35,543
6.75%, 7/1/2036	23,000	20,802
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027(a)(e)	11,000	8,250
Carvana Co. 10.25%, 5/1/2030(a)	10,000	5,362
Foot Locker, Inc. 4.00%, 10/1/2029(a)	11,000	9,300
Gap, Inc. (The) 3.63%, 10/1/2029(a)	17,000	13,047

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.88%, 10/1/2031(a)	39,000	29,031
LBM Acquisition LLC 6.25%, 1/15/2029(a)	33,000	25,080
Lithia Motors, Inc. 3.88%, 6/1/2029(a)	55,000	46,732
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026(a)	21,000	19,163
Park River Holdings, Inc. 5.63%, 2/1/2029(a)	33,000	23,028
Penske Automotive Group, Inc. 3.75%, 6/15/2029	44,000	37,208
Specialty Building Products Holdings LLC 6.38%, 9/30/2026(a)	20,000	17,992
SRS Distribution, Inc. 4.63%, 7/1/2028(a)	18,000	16,444
6.13%, 7/1/2029(a)	34,000	29,237
Staples, Inc. 7.50%, 4/15/2026(a)	55,000	48,870
10.75%, 4/15/2027(a)	28,000	21,210
Victoria’s Secret & Co. 4.63%, 7/15/2029(a)	23,000	19,107
White Cap Buyer LLC 6.88%, 10/15/2028(a)	33,000	30,037

		565,189

Technology Hardware, Storage & Peripherals - 1.5%
Seagate HDD Cayman 4.88%, 6/1/2027	67,000	64,954
4.13%, 1/15/2031	89,000	74,756
Western Digital Corp. 4.75%, 2/15/2026	62,000	59,907
3.10%, 2/1/2032	27,000	20,682
Xerox Corp. 6.75%, 12/15/2039	15,000	11,701
Xerox Holdings Corp. 5.00%, 8/15/2025(a)	23,000	21,395
5.50%, 8/15/2028(a)	32,000	27,140

		280,535

Textiles, Apparel & Luxury Goods - 0.5%
Eagle Intermediate Global Holding BV 7.50%, 5/1/2025(a)	5,000	3,150
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	27,000	26,529
4.88%, 5/15/2026(a)	32,000	29,800
Under Armour, Inc. 3.25%, 6/15/2026	21,000	19,071
William Carter Co. (The) 5.63%, 3/15/2027(a)	17,000	16,539

		95,089

Thrifts & Mortgage Finance - 1.7%
Enact Holdings, Inc. 6.50%, 8/15/2025(a)	25,000	24,625
Freedom Mortgage Corp. 8.13%, 11/15/2024(a)	35,000	33,864
7.63%, 5/1/2026(a)	23,000	20,221
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 10/1/2025(a)	12,000	11,550
REIT, 4.25%, 2/1/2027(a)	28,000	24,675

Investments	Principal Amount ($)	Value ($)
REIT, 4.75%, 6/15/2029(a)	27,000	22,432
LD Holdings Group LLC 6.50%, 11/1/2025(a)	14,000	10,742
6.13%, 4/1/2028(a)	18,000	11,741
MGIC Investment Corp. 5.25%, 8/15/2028	28,000	26,395
NMI Holdings, Inc. 7.38%, 6/1/2025(a)	19,000	19,215
PHH Mortgage Corp. 7.88%, 3/15/2026(a)	11,000	10,035
Provident Funding Associates LP 6.38%, 6/15/2025(a)	12,000	11,249
Rocket Mortgage LLC 2.88%, 10/15/2026(a)	33,000	29,422
United Wholesale Mortgage LLC 5.50%, 11/15/2025(a)	33,000	30,866
5.75%, 6/15/2027(a)	17,000	15,261
5.50%, 4/15/2029(a)	17,000	14,618

		316,911

Trading Companies & Distributors - 0.8%
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/1/2025(a)	23,000	22,264
9.75%, 8/1/2027(a)	50,000	51,402
5.50%, 5/1/2028(a)	11,000	9,680
Foundation Building Materials, Inc. 6.00%, 3/1/2029(a)	11,000	8,848
Imola Merger Corp. 4.75%, 5/15/2029(a)	60,000	52,200
United Rentals North America, Inc. 4.88%, 1/15/2028	10,000	9,686
WESCO Distribution, Inc. 7.13%, 6/15/2025(a)	5,000	5,080

		159,160

Wireless Telecommunication Services - 1.8%
Ligado Networks LLC 17.50%, 5/1/2024(a)(e)	30,980	3,717
Sprint LLC 7.13%, 6/15/2024	90,000	91,905
7.63%, 2/15/2025	39,000	40,480
7.63%, 3/1/2026	23,000	24,326
Vmed O2 UK Financing I plc 4.75%, 7/15/2031(a)	32,000	27,201
Vodafone Group plc 7.00%, 4/4/2079(b)	115,000	118,440
5.12%, 6/4/2081(b)	50,000	38,437

		344,506

TOTAL CORPORATE BONDS (COST $18,166,319)		18,487,253

Total Investments - 97.1% (Cost $18,166,319)		18,487,253
Other assets less liabilities - 2.9%		560,107

Net Assets - 100.0%		19,047,360

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(c)	Represents less than 0.05% of net assets.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2023.

(e)	Payment in-kind security.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	97.1%
Others(1)	2.9

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

January 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 94.0%

Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
5.30%, 4/1/2050	95,000	103,875

Automobiles - 0.8%
General Motors Co.
6.80%, 10/1/2027	150,000	159,743
5.15%, 4/1/2038	60,000	54,430
5.95%, 4/1/2049	45,000	43,127

		257,300

Banks - 17.2%
Banco Santander SA
5.15%, 8/18/2025	200,000	200,075
4.17%, 3/24/2028(a)	200,000	190,557
Bank of America Corp.
3.46%, 3/15/2025(a)	150,000	147,095
5.08%, 1/20/2027(a)	100,000	100,368
1.73%, 7/22/2027(a)	150,000	134,402
3.42%, 12/20/2028(a)	200,000	187,057
4.27%, 7/23/2029(a)	150,000	145,003
2.69%, 4/22/2032(a)	140,000	118,195
4.57%, 4/27/2033(a)	100,000	96,627
3.85%, 3/8/2037(a)	50,000	43,572
2.68%, 6/19/2041(a)	65,000	47,918
2.97%, 7/21/2052(a)	35,000	24,678
Bank of Montreal
3.80%, 12/15/2032(a)	30,000	27,465
3.09%, 1/10/2037(a)	50,000	40,657
Citigroup, Inc.
3.35%, 4/24/2025(a)	250,000	244,599
3.29%, 3/17/2026(a)	50,000	48,131
3.11%, 4/8/2026(a)	150,000	143,841
3.20%, 10/21/2026	100,000	94,747
4.45%, 9/29/2027	100,000	98,111
3.98%, 3/20/2030(a)	100,000	94,042
4.41%, 3/31/2031(a)	150,000	143,879
2.57%, 6/3/2031(a)	110,000	93,347
3.06%, 1/25/2033(a)	115,000	98,513
8.13%, 7/15/2039	45,000	59,613
6.68%, 9/13/2043	25,000	29,196
HSBC Holdings plc
0.98%, 5/24/2025(a)	150,000	140,885
1.59%, 5/24/2027(a)	200,000	177,195
4.76%, 3/29/2033(a)	200,000	184,551
5.40%, 8/11/2033(a)	250,000	249,671
6.50%, 9/15/2037	100,000	104,969
ING Groep NV
4.02%, 3/28/2028(a)	200,000	191,949
JPMorgan Chase & Co.
3.88%, 9/10/2024	150,000	147,741
1.58%, 4/22/2027(a)	150,000	134,811

Investments	Principal Amount ($)	Value ($)
3.78%, 2/1/2028(a)	150,000	144,181
4.45%, 12/5/2029(a)	150,000	146,294
2.74%, 10/15/2030(a)	60,000	52,441
2.58%, 4/22/2032(a)	20,000	16,834
4.91%, 7/25/2033(a)	50,000	49,817
5.60%, 7/15/2041	75,000	80,545
5.63%, 8/16/2043	25,000	26,337
4.95%, 6/1/2045	50,000	48,887
Mitsubishi UFJ Financial Group, Inc.
5.13%, 7/20/2033(a)	200,000	200,848
PNC Financial Services Group, Inc. (The)
5.35%, 12/2/2028(a)	60,000	61,766
4.63%, 6/6/2033(a)	75,000	72,518
Royal Bank of Canada
2.55%, 7/16/2024	75,000	72,615
1.15%, 6/10/2025	150,000	138,360
4.88%, 1/12/2026	75,000	75,467
3.63%, 5/4/2027	75,000	72,497
Santander Holdings USA, Inc.
3.45%, 6/2/2025	80,000	76,541
Santander UK Group Holdings plc
6.53%, 1/10/2029(a)	200,000	208,689
Toronto-Dominion Bank (The)
4.11%, 6/8/2027	25,000	24,592
4.46%, 6/8/2032	115,000	112,878
Westpac Banking Corp.
4.42%, 7/24/2039	60,000	52,226

		5,717,793

Beverages - 1.5%
Anheuser-Busch Cos. LLC
4.70%, 2/1/2036	62,000	61,446
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 1/23/2039	17,000	17,802
5.80%, 1/23/2059	17,000	18,875
Coca-Cola Co. (The)
1.65%, 6/1/2030	50,000	42,080
Diageo Capital plc
5.88%, 9/30/2036	25,000	27,392
Molson Coors Beverage Co.
4.20%, 7/15/2046	20,000	16,749
PepsiCo, Inc.
2.25%, 3/19/2025	15,000	14,374
2.63%, 7/29/2029	75,000	68,193
1.95%, 10/21/2031	120,000	100,441
3.50%, 3/19/2040	150,000	130,875

		498,227

Biotechnology - 1.2%
AbbVie, Inc.
4.55%, 3/15/2035	20,000	19,624
4.05%, 11/21/2039	80,000	72,080
Amgen, Inc.
1.90%, 2/21/2025	25,000	23,579
2.80%, 8/15/2041	40,000	29,461
4.66%, 6/15/2051	170,000	156,272
4.88%, 3/1/2053	40,000	38,057

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Biogen, Inc.
3.15%, 5/1/2050	50,000	35,932
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	50,000	40,351

		415,356

Building Products - 0.4%
Carrier Global Corp.
3.38%, 4/5/2040	75,000	60,428
Johnson Controls International plc
4.63%, 7/2/2044(b)	50,000	46,251
Owens Corning
4.30%, 7/15/2047	40,000	33,743

		140,422

Capital Markets - 6.4%
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	100,000	95,360
3.99%, 6/13/2028(a)	70,000	68,172
4.29%, 6/13/2033(a)	30,000	29,028
Blackstone Private Credit Fund
2.63%, 12/15/2026	50,000	42,818
Deutsche Bank AG
3.74%, 1/7/2033(a)	200,000	158,001
FS KKR Capital Corp.
2.63%, 1/15/2027	50,000	43,015
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	200,000	194,145
2.38%, 7/21/2032(a)	25,000	20,470
3.10%, 2/24/2033(a)	105,000	89,981
6.75%, 10/1/2037	130,000	145,687
6.25%, 2/1/2041	40,000	45,342
5.15%, 5/22/2045	75,000	74,252
Moody’s Corp.
3.75%, 2/25/2052	50,000	41,025
Morgan Stanley
Series F, 3.88%, 4/29/2024	150,000	148,594
3.13%, 7/27/2026	150,000	142,164
0.98%, 12/10/2026(a)	40,000	35,594
2.70%, 1/22/2031(a)	200,000	173,555
2.24%, 7/21/2032(a)	45,000	36,602
5.30%, 4/20/2037(a)	50,000	48,491
5.60%, 3/24/2051(a)	95,000	103,503
2.80%, 1/25/2052(a)	60,000	41,258
Morgan Stanley Domestic Holdings, Inc.
4.50%, 6/20/2028	10,000	9,980
Nasdaq, Inc.
3.85%, 6/30/2026	75,000	73,198
Owl Rock Capital Corp.
2.63%, 1/15/2027	50,000	43,163
S&P Global, Inc.
1.25%, 8/15/2030	75,000	59,812
2.90%, 3/1/2032(c)	75,000	66,442
State Street Corp.
2.90%, 3/30/2026(a)	75,000	72,170
2.40%, 1/24/2030	45,000	39,620

		2,141,442

Investments	Principal Amount ($)	Value ($)
Chemicals - 1.2%
Ecolab, Inc.
4.80%, 3/24/2030	50,000	51,288
1.30%, 1/30/2031	80,000	63,966
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	15,000	13,949
Nutrien Ltd.
3.95%, 5/13/2050	30,000	24,553
PPG Industries, Inc.
2.40%, 8/15/2024	100,000	96,522
Sherwin-Williams Co. (The)
4.25%, 8/8/2025	100,000	98,765
2.95%, 8/15/2029	50,000	44,955
2.20%, 3/15/2032	10,000	8,220

		402,218

Construction & Engineering - 0.0%(d)
Quanta Services, Inc.
3.05%, 10/1/2041	15,000	10,667

Consumer Finance - 1.6%
American Express Co.
3.13%, 5/20/2026	75,000	71,678
3.30%, 5/3/2027	75,000	71,416
4.42%, 8/3/2033(a)	35,000	33,976
4.05%, 12/3/2042	20,000	18,605
Capital One Financial Corp.
4.93%, 5/10/2028(a)	35,000	34,553
3.27%, 3/1/2030(a)	45,000	39,867
5.27%, 5/10/2033(a)	70,000	68,638
General Motors Financial Co., Inc.
3.10%, 1/12/2032	100,000	82,884
Synchrony Financial
4.38%, 3/19/2024	75,000	74,178
2.88%, 10/28/2031	35,000	27,222

		523,017

Containers & Packaging - 0.2%
International Paper Co.
6.00%, 11/15/2041	50,000	53,593
Packaging Corp. of America
3.05%, 10/1/2051	20,000	14,033

		67,626

Diversified Consumer Services - 0.0%(d)
Georgetown University (The)
Series 20A, 2.94%, 4/1/2050	5,000	3,488
Howard University
Series 22A, 5.21%, 10/1/2052	5,000	4,110

		7,598

Diversified Financial Services - 1.2%
Corebridge Financial, Inc.
4.35%, 4/5/2042(c)	35,000	30,372
Equitable Holdings, Inc.
4.35%, 4/20/2028	50,000	48,708
Shell International Finance BV
3.88%, 11/13/2028	75,000	73,752
6.38%, 12/15/2038	75,000	87,429

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.38%, 5/11/2045	100,000	94,187
4.00%, 5/10/2046	50,000	44,506
3.25%, 4/6/2050	5,000	3,911

		382,865

Diversified Telecommunication Services - 3.6%
AT&T, Inc.
3.80%, 12/1/2057	75,000	57,019
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	50,000	61,084
Orange SA
9.00%, 3/1/2031(b)	75,000	94,874
Verizon Communications, Inc.
4.13%, 3/16/2027	150,000	148,132
4.33%, 9/21/2028	150,000	147,952
2.55%, 3/21/2031	150,000	128,032
2.36%, 3/15/2032	100,000	82,381
2.65%, 11/20/2040	240,000	173,346
3.40%, 3/22/2041	125,000	100,616
4.86%, 8/21/2046	75,000	72,429
3.55%, 3/22/2051	25,000	19,387
3.88%, 3/1/2052	120,000	98,485

		1,183,737

Electric Utilities - 3.3%
Commonwealth Edison Co.
3.00%, 3/1/2050	50,000	36,789
Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031	75,000	63,032
Edison International
4.13%, 3/15/2028	225,000	213,819
Eversource Energy
4.20%, 6/27/2024	20,000	19,798
4.60%, 7/1/2027	25,000	25,028
3.45%, 1/15/2050	45,000	35,081
Exelon Corp.
2.75%, 3/15/2027	250,000	233,392
4.95%, 6/15/2035	75,000	75,525
4.45%, 4/15/2046	50,000	45,158
Potomac Electric Power Co.
3.60%, 3/15/2024	75,000	74,033
Public Service Electric and Gas Co.
3.60%, 12/1/2047	35,000	28,850
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	50,000	42,505
Series E, 5.45%, 6/1/2052	30,000	30,655
Virginia Electric and Power Co.
Series B, 3.75%, 5/15/2027	150,000	146,258
Series C, 4.63%, 5/15/2052	40,000	37,553

		1,107,476

Electrical Equipment - 0.3%
Rockwell Automation, Inc.
2.88%, 3/1/2025	100,000	96,621

Energy Equipment & Services - 0.4%
Baker Hughes Holdings LLC
4.08%, 12/15/2047	60,000	50,398
Halliburton Co.
2.92%, 3/1/2030	15,000	13,395

Investments	Principal Amount ($)	Value ($)
4.85%, 11/15/2035	75,000	73,408

		137,201

Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	150,000	131,461
AvalonBay Communities, Inc.
2.95%, 5/11/2026	150,000	141,739
Boston Properties LP
3.25%, 1/30/2031	75,000	64,478
Brixmor Operating Partnership LP
3.90%, 3/15/2027	50,000	47,279
2.50%, 8/16/2031	10,000	8,004
Digital Realty Trust LP
4.45%, 7/15/2028	50,000	48,454
Equinix, Inc.
3.20%, 11/18/2029	75,000	67,891
3.40%, 2/15/2052	50,000	37,005
Federal Realty Investment Trust
1.25%, 2/15/2026	70,000	62,554
Healthpeak Properties, Inc.
1.35%, 2/1/2027	75,000	66,709
Host Hotels & Resorts LP
Series F, 4.50%, 2/1/2026	75,000	73,367
Kilroy Realty LP
4.38%, 10/1/2025	75,000	73,360
Kimco Realty OP LLC
2.25%, 12/1/2031	75,000	60,236
Prologis LP
4.63%, 1/15/2033	50,000	50,408
3.00%, 4/15/2050	35,000	25,450
Public Storage
0.88%, 2/15/2026	100,000	90,194
Regency Centers LP
3.70%, 6/15/2030	40,000	36,227
Simon Property Group LP
2.00%, 9/13/2024	40,000	38,323
1.75%, 2/1/2028	30,000	26,293
2.65%, 2/1/2032	75,000	63,328
6.75%, 2/1/2040	25,000	28,914
Ventas Realty LP
4.00%, 3/1/2028	80,000	75,866
Weyerhaeuser Co.
3.38%, 3/9/2033	75,000	65,932

		1,383,472

Food & Staples Retailing - 1.1%
Kroger Co. (The)
5.40%, 1/15/2049	12,000	12,198
3.95%, 1/15/2050	55,000	45,986
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	75,000	72,088
4.10%, 4/15/2050	25,000	19,235
Walmart, Inc.
1.80%, 9/22/2031	150,000	126,206
2.50%, 9/22/2041	30,000	22,960
4.05%, 6/29/2048	40,000	38,105
4.50%, 9/9/2052	25,000	25,135

		361,913

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Food Products - 1.2%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	75,000	69,120
Campbell Soup Co.
4.15%, 3/15/2028	75,000	73,597
General Mills, Inc.
2.88%, 4/15/2030	75,000	67,013
Hershey Co. (The)
1.70%, 6/1/2030	50,000	41,695
Ingredion, Inc.
2.90%, 6/1/2030	50,000	43,819
Kellogg Co.
2.10%, 6/1/2030	75,000	63,425
Mondelez International, Inc.
2.63%, 9/4/2050	75,000	51,394

		410,063

Gas Utilities - 0.9%
Atmos Energy Corp.
3.00%, 6/15/2027	50,000	47,550
5.75%, 10/15/2052	25,000	28,098
ONE Gas, Inc.
3.61%, 2/1/2024	120,000	118,279
Southern California Gas Co.
2.95%, 4/15/2027	100,000	94,640
Southwest Gas Corp.
3.18%, 8/15/2051	40,000	26,522

		315,089

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
4.90%, 11/30/2046	95,000	99,360
Baxter International, Inc.
1.73%, 4/1/2031	75,000	59,079
3.13%, 12/1/2051	50,000	34,357
Boston Scientific Corp.
2.65%, 6/1/2030	75,000	66,570
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052(c)	100,000	115,511
Medtronic, Inc.
4.00%, 4/1/2043	20,000	18,192
4.63%, 3/15/2045	30,000	30,158
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	75,000	62,907

		486,134

Health Care Providers & Services - 5.1%
Aetna, Inc.
3.88%, 8/15/2047	50,000	41,340
AmerisourceBergen Corp.
2.70%, 3/15/2031	75,000	65,084
Cardinal Health, Inc.
3.08%, 6/15/2024	75,000	73,122
4.90%, 9/15/2045	50,000	45,162
Cigna Corp.
4.38%, 10/15/2028	60,000	59,502
3.88%, 10/15/2047	20,000	16,488
4.90%, 12/15/2048	100,000	95,853
3.40%, 3/15/2051	20,000	15,211

Investments	Principal Amount ($)	Value ($)
CommonSpirit Health
6.46%, 11/1/2052	50,000	57,794
CVS Health Corp.
3.88%, 7/20/2025	75,000	73,473
3.63%, 4/1/2027	50,000	48,328
4.30%, 3/25/2028	150,000	147,460
4.78%, 3/25/2038	40,000	38,288
5.05%, 3/25/2048	150,000	142,608
Elevance Health, Inc.
2.38%, 1/15/2025	150,000	143,338
2.25%, 5/15/2030	75,000	63,988
4.10%, 5/15/2032	80,000	76,910
3.60%, 3/15/2051	75,000	60,500
6.10%, 10/15/2052	20,000	22,764
HCA, Inc.
7.50%, 11/6/2033	70,000	77,461
4.63%, 3/15/2052(c)	115,000	96,999
Laboratory Corp. of America Holdings
1.55%, 6/1/2026	75,000	67,576
2.70%, 6/1/2031	75,000	64,817
Novant Health, Inc.
3.32%, 11/1/2061	20,000	14,556
Quest Diagnostics, Inc.
2.95%, 6/30/2030	50,000	44,589
UnitedHealth Group, Inc.
5.88%, 2/15/2053	50,000	57,250

		1,710,461

Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc.
Series HH, 2.85%, 4/15/2031	50,000	42,556
Series II, 2.75%, 10/15/2033	5,000	4,054
McDonald’s Corp.
3.50%, 7/1/2027	75,000	72,532
4.70%, 12/9/2035	50,000	50,140
4.88%, 12/9/2045	50,000	49,372
3.63%, 9/1/2049	15,000	12,292
5.15%, 9/9/2052	10,000	10,288

		241,234

Household Durables - 0.4%
Lennar Corp.
4.50%, 4/30/2024	75,000	74,507
NVR, Inc.
3.00%, 5/15/2030	20,000	17,485
Whirlpool Corp.
4.60%, 5/15/2050	50,000	43,231

		135,223

Household Products - 0.4%
Clorox Co. (The)
4.60%, 5/1/2032	20,000	20,019
Kimberly-Clark Corp.
3.10%, 3/26/2030	75,000	69,416
2.88%, 2/7/2050	50,000	37,359

		126,794

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC
3.25%, 6/1/2025	75,000	72,178

Industrial Conglomerates - 0.6%
3M Co.
2.65%, 4/15/2025	100,000	95,863
3.70%, 4/15/2050	45,000	36,049
Trane Technologies Luxembourg Finance SA
3.80%, 3/21/2029	75,000	71,364

		203,276

Insurance - 3.7%
Aflac, Inc.
3.60%, 4/1/2030	50,000	47,522
Allstate Corp. (The)
3.85%, 8/10/2049	40,000	33,446
American International Group, Inc.
4.75%, 4/1/2048	75,000	71,581
Chubb INA Holdings, Inc.
3.35%, 5/3/2026	150,000	145,342
4.35%, 11/3/2045	20,000	18,895
3.05%, 12/15/2061	10,000	7,103
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052	50,000	34,687
Fidelity National Financial, Inc.
3.20%, 9/17/2051	20,000	12,582
Hartford Financial Services Group, Inc. (The)
3.60%, 8/19/2049	35,000	27,808
Lincoln National Corp.
3.05%, 1/15/2030	30,000	26,079
4.38%, 6/15/2050	15,000	12,079
Manulife Financial Corp.
4.06%, 2/24/2032(a)	75,000	69,421
MetLife, Inc.
3.60%, 4/10/2024	150,000	148,323
10.75%, 8/1/2039	50,000	68,755
4.60%, 5/13/2046	40,000	38,187
5.00%, 7/15/2052	20,000	20,289
5.25%, 1/15/2054	20,000	20,805
Principal Financial Group, Inc.
2.13%, 6/15/2030	50,000	42,063
Prudential Financial, Inc.
1.50%, 3/10/2026	150,000	136,991
4.50%, 9/15/2047(a)	75,000	70,339
4.35%, 2/25/2050	50,000	45,445
3.70%, 3/13/2051	20,000	16,516
6.00%, 9/1/2052(a)	30,000	29,927
Travelers Cos., Inc. (The)
4.00%, 5/30/2047	60,000	52,740
Unum Group
4.13%, 6/15/2051	50,000	37,591

		1,234,516

Interactive Media & Services - 0.6%
Alphabet, Inc.
0.80%, 8/15/2027	100,000	86,971
1.10%, 8/15/2030	15,000	12,178
2.05%, 8/15/2050	75,000	47,951

Investments	Principal Amount ($)	Value ($)
Meta Platforms, Inc.
4.65%, 8/15/2062	60,000	52,582

		199,682

Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd.
4.50%, 11/28/2034	200,000	188,623
eBay, Inc.
2.70%, 3/11/2030	75,000	65,918

		254,541

IT Services - 1.5%
International Business Machines Corp.
4.00%, 7/27/2025	115,000	113,556
2.85%, 5/15/2040	175,000	133,710
Mastercard, Inc.
3.30%, 3/26/2027	50,000	48,559
2.95%, 6/1/2029	140,000	130,613
PayPal Holdings, Inc.
5.05%, 6/1/2052	65,000	63,248

		489,686

Leisure Products - 0.0%(d)
Hasbro, Inc.
6.35%, 3/15/2040	15,000	15,434

Machinery - 0.9%
Cummins, Inc.
1.50%, 9/1/2030	75,000	61,165
Otis Worldwide Corp.
3.11%, 2/15/2040	75,000	58,819
Stanley Black & Decker, Inc.
3.40%, 3/1/2026	100,000	96,293
4.00%, 3/15/2060(a)	75,000	66,087

		282,364

Media - 3.1%
Charter Communications Operating LLC
5.38%, 5/1/2047	90,000	76,830
5.25%, 4/1/2053	10,000	8,398
5.50%, 4/1/2063	320,000	267,417
Comcast Corp.
2.89%, 11/1/2051	490,000	342,070
Fox Corp.
4.71%, 1/25/2029	75,000	74,125
Paramount Global
4.95%, 1/15/2031	75,000	69,164
4.38%, 3/15/2043	75,000	55,339
4.95%, 5/19/2050	50,000	39,747
Time Warner Cable LLC
4.50%, 9/15/2042	120,000	95,442

		1,028,532

Metals & Mining - 0.5%
Newmont Corp.
5.88%, 4/1/2035	75,000	80,384
Steel Dynamics, Inc.
2.40%, 6/15/2025	100,000	94,134

		174,518

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Multiline Retail - 0.7%
Target Corp.
2.25%, 4/15/2025	75,000	71,493
2.65%, 9/15/2030	180,000	160,186

		231,679

Multi-Utilities - 2.1%
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	75,000	64,072
4.50%, 5/15/2058	100,000	89,470
3.60%, 6/15/2061	35,000	27,249
Dominion Energy, Inc.
Series C, 3.38%, 4/1/2030	100,000	91,127
Series F, 5.25%, 8/1/2033	70,000	71,171
Series B, 3.30%, 4/15/2041	58,000	45,708
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	175,000	183,753
San Diego Gas & Electric Co.
2.95%, 8/15/2051	125,000	90,851
Sempra Energy
4.00%, 2/1/2048	50,000	41,997

		705,398

Oil, Gas & Consumable Fuels - 4.9%
BP Capital Markets America, Inc.
3.38%, 2/8/2061	75,000	56,223
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	25,000	23,478
Devon Energy Corp.
5.00%, 6/15/2045	35,000	32,135
Enbridge, Inc.
2.50%, 8/1/2033	75,000	61,238
5.50%, 12/1/2046	20,000	20,210
5.50%, 7/15/2077(a)	75,000	70,070
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	50,000	50,583
6.45%, 9/1/2040	45,000	50,177
Hess Corp.
3.50%, 7/15/2024	75,000	73,262
6.00%, 1/15/2040	25,000	26,096
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	75,000	84,838
5.40%, 9/1/2044	30,000	28,645
Kinder Morgan, Inc.
4.30%, 6/1/2025	75,000	74,192
2.00%, 2/15/2031	20,000	16,147
5.55%, 6/1/2045	50,000	48,723
3.60%, 2/15/2051	15,000	11,106
Magellan Midstream Partners LP
3.95%, 3/1/2050	50,000	39,667
Marathon Petroleum Corp.
4.50%, 4/1/2048	50,000	42,435
MPLX LP
1.75%, 3/1/2026	75,000	68,302
2.65%, 8/15/2030	25,000	21,318
4.50%, 4/15/2038	50,000	45,420
5.50%, 2/15/2049	55,000	52,487
ONEOK, Inc.
4.50%, 3/15/2050	80,000	64,514

Investments	Principal Amount ($)	Value ($)
Plains All American Pipeline LP
4.50%, 12/15/2026	120,000	117,145
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	25,000	24,267
Suncor Energy, Inc.
3.75%, 3/4/2051	80,000	63,488
TotalEnergies Capital International SA
2.83%, 1/10/2030	75,000	68,245
3.13%, 5/29/2050	55,000	42,007
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030	50,000	45,068
Valero Energy Corp.
2.80%, 12/1/2031	75,000	64,068
4.00%, 6/1/2052	30,000	24,380
Williams Cos., Inc. (The)
5.75%, 6/24/2044	50,000	51,004
5.10%, 9/15/2045	55,000	52,019
5.30%, 8/15/2052	20,000	19,325

		1,632,282

Paper & Forest Products - 0.2%
Suzano Austria GmbH
Series DM3N, 3.13%, 1/15/2032	75,000	59,620

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	75,000	72,244
1.95%, 3/15/2031	50,000	42,063

		114,307

Pharmaceuticals - 5.5%
AstraZeneca plc
4.00%, 9/18/2042	30,000	27,833
4.38%, 11/16/2045	75,000	72,597
Bristol-Myers Squibb Co.
3.90%, 2/20/2028	210,000	207,227
3.90%, 3/15/2062	135,000	113,866
Eli Lilly & Co.
4.15%, 3/15/2059	15,000	14,065
GlaxoSmithKline Capital plc
3.00%, 6/1/2024	220,000	215,270
3.38%, 6/1/2029	50,000	47,429
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	25,000	29,849
Johnson & Johnson
3.63%, 3/3/2037	120,000	111,919
2.10%, 9/1/2040	15,000	10,992
3.70%, 3/1/2046	75,000	67,624
2.25%, 9/1/2050	30,000	20,237
2.45%, 9/1/2060	10,000	6,677
Merck & Co., Inc.
2.90%, 3/7/2024	75,000	73,485
3.40%, 3/7/2029	75,000	72,093
2.35%, 6/24/2040	150,000	111,367
2.75%, 12/10/2051	50,000	36,008
Mylan, Inc.
5.20%, 4/15/2048	25,000	20,572

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Novartis Capital Corp.
3.40%, 5/6/2024	75,000	73,939
2.00%, 2/14/2027	75,000	69,472
2.75%, 8/14/2050	75,000	56,068
Pfizer, Inc.
0.80%, 5/28/2025	75,000	69,260
3.45%, 3/15/2029	75,000	72,344
1.75%, 8/18/2031	50,000	41,792
7.20%, 3/15/2039	85,000	108,813
2.55%, 5/28/2040	50,000	38,477
Viatris, Inc.
3.85%, 6/22/2040	14,000	10,219
4.00%, 6/22/2050	35,000	24,260

		1,823,754

Professional Services - 0.2%
Verisk Analytics, Inc.
4.13%, 3/15/2029	60,000	57,277

Road & Rail - 2.6%
Canadian National Railway Co.
4.45%, 1/20/2049	55,000	52,217
4.40%, 8/5/2052	10,000	9,501
Canadian Pacific Railway Co.
1.35%, 12/2/2024	75,000	70,480
5.75%, 3/15/2033	50,000	52,044
4.80%, 8/1/2045	65,000	63,074
CSX Corp.
3.40%, 8/1/2024	75,000	73,532
2.40%, 2/15/2030	50,000	43,773
4.30%, 3/1/2048	75,000	68,214
3.80%, 4/15/2050	25,000	20,659
4.65%, 3/1/2068	5,000	4,555
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	45,000	44,164
Kansas City Southern
2.88%, 11/15/2029	75,000	67,063
Norfolk Southern Corp.
3.00%, 3/15/2032	125,000	111,378
4.80%, 8/15/2043	50,000	46,185
3.70%, 3/15/2053	20,000	16,165
Union Pacific Corp.
3.80%, 4/6/2071	160,000	127,119

		870,123

Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.
3.75%, 3/25/2027	150,000	146,804
2.00%, 8/12/2031	70,000	57,390
4.75%, 3/25/2050	200,000	184,765
4.95%, 3/25/2060	50,000	47,360
QUALCOMM, Inc.
3.45%, 5/20/2025	75,000	73,435

		509,754

Software - 3.2%
Adobe, Inc.
2.30%, 2/1/2030	50,000	44,143
Autodesk, Inc.
2.85%, 1/15/2030	50,000	44,291

Investments	Principal Amount ($)	Value ($)
Microsoft Corp.
2.40%, 8/8/2026	90,000	84,870
3.30%, 2/6/2027	200,000	194,733
3.45%, 8/8/2036	50,000	46,281
2.53%, 6/1/2050	280,000	199,532
2.92%, 3/17/2052	60,000	45,876
3.04%, 3/17/2062	20,000	15,142
Oracle Corp.
6.90%, 11/9/2052	50,000	57,837
Salesforce, Inc.
1.50%, 7/15/2028	75,000	65,450
2.90%, 7/15/2051	75,000	53,573
VMware, Inc.
1.40%, 8/15/2026	150,000	132,827
Workday, Inc.
3.70%, 4/1/2029	75,000	70,588

		1,055,143

Specialty Retail - 1.3%
Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	15,000	10,559
Home Depot, Inc. (The)
5.95%, 4/1/2041	10,000	11,398
Lowe’s Cos., Inc.
2.50%, 4/15/2026	50,000	47,131
3.65%, 4/5/2029	75,000	70,965
2.63%, 4/1/2031	75,000	64,463
5.00%, 4/15/2033	65,000	65,845
5.50%, 10/15/2035	50,000	51,770
2.80%, 9/15/2041	50,000	36,266
3.00%, 10/15/2050	50,000	34,336
4.45%, 4/1/2062	40,000	33,769
Tractor Supply Co.
1.75%, 11/1/2030	15,000	11,947

		438,449

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.
0.55%, 8/20/2025	120,000	109,098
3.25%, 2/23/2026	125,000	121,516
2.38%, 2/8/2041	130,000	96,999
3.85%, 5/4/2043	150,000	136,337
4.45%, 5/6/2044	170,000	169,281
4.65%, 2/23/2046	50,000	50,360
4.10%, 8/8/2062	30,000	26,848
Dell International LLC
8.10%, 7/15/2036	54,000	63,201
3.38%, 12/15/2041(c)	50,000	36,002
HP, Inc.
2.65%, 6/17/2031	58,000	47,046
6.00%, 9/15/2041	50,000	50,806

		907,494

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc.
2.75%, 3/27/2027	110,000	104,457
3.38%, 3/27/2050	25,000	20,924
Ralph Lauren Corp.
2.95%, 6/15/2030	10,000	8,958

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
VF Corp.
2.95%, 4/23/2030	40,000	34,727

		169,066

Water Utilities - 0.8%
American Water Capital Corp.
3.40%, 3/1/2025	100,000	97,533
2.30%, 6/1/2031	150,000	128,086
Essential Utilities, Inc.
2.70%, 4/15/2030	50,000	43,408

		269,027

Wireless Telecommunication Services - 0.5%
Vodafone Group plc
5.25%, 5/30/2048	150,000	142,551
4.88%, 6/19/2049	25,000	22,546

		165,097

TOTAL CORPORATE BONDS (COST $34,160,998)		31,327,021

Total Investments - 94.0% (Cost $34,160,998)		31,327,021
Other assets less liabilities - 6.0%		1,992,810

Net Assets - 100.0%		33,319,831

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2023.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	94.0%
Others(1)	6.0

100.0%

(1) Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access

Variable Income Fund)

January 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 74.0%

Aerospace & Defense - 1.2%
Boeing Co. (The) 1.17%, 2/4/2023	929,000	928,843
4.51%, 5/1/2023	775,000	773,782
1.95%, 2/1/2024	900,000	872,779
General Dynamics Corp. 3.38%, 5/15/2023	2,650,000	2,639,106
L3Harris Technologies, Inc. 3.85%, 6/15/2023	5,800,000	5,774,420

		10,988,930

Air Freight & Logistics - 0.4%
United Parcel Service, Inc. 2.50%, 4/1/2023	1,047,000	1,042,927
(ICE LIBOR USD 3 Month + 0.45%), 5.20%, 4/1/2023(a)	2,540,000	2,542,284

		3,585,211

Automobiles - 2.3%
BMW US Capital LLC 3.80%, 4/6/2023(b)	2,250,000	2,246,011
(United States SOFR Compounded Index + 0.53%), 4.84%, 4/1/2024(a)(b)	900,000	897,141
Hyundai Capital America 1.25%, 9/18/2023(b)	910,000	887,258
0.80%, 1/8/2024(b)	1,700,000	1,631,217
0.88%, 6/14/2024(b)	1,000,000	943,005
Kia Corp. 2.38%, 2/14/2025(b)	730,000	685,666
Mercedes-Benz Finance North America LLC 3.35%, 2/22/2023(b)	2,395,000	2,393,438
0.75%, 3/1/2024(b)	2,350,000	2,245,751
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024(b)	900,000	834,310
Stellantis NV 5.25%, 4/15/2023	2,211,000	2,206,202
Volkswagen Group of America Finance LLC 3.13%, 5/12/2023(b)	1,410,000	1,402,944
0.88%, 11/22/2023(b)	2,000,000	1,929,968
(SOFR + 0.95%), 5.28%, 6/7/2024(a)(b)	2,690,000	2,687,517

		20,990,428

Banks - 22.4%
ANZ New Zealand Int’l Ltd. (SOFR + 0.60%), 4.94%, 2/18/2025(a)(b)	1,450,000	1,446,292
Australia & New Zealand Banking Group Ltd. 5.09%, 12/8/2025	1,505,000	1,521,563

Investments	Principal Amount ($)	Value ($)
Banco Santander SA (SOFR + 1.24%), 5.57%, 5/24/2024(a)	4,800,000	4,814,316
5.15%, 8/18/2025	1,400,000	1,400,523
Bank of America Corp. (BSBY3M + 0.43%), 4.96%, 5/28/2024(a)	3,700,000	3,678,466
(SOFR + 0.73%), 5.03%, 10/24/2024(a)	2,200,000	2,199,736
Series 2025, (SOFR + 0.66%), 5.00%, 2/4/2025(a)	2,000,000	1,986,716
Bank of Montreal (United States SOFR Compounded Index + 0.27%), 4.58%, 4/14/2023(a)	6,588,000	6,587,798
(United States SOFR Compounded Index + 0.62%), 4.94%, 9/15/2026(a)	3,300,000	3,231,359
Bank of New Zealand (SOFR + 0.81%), 5.11%, 1/27/2027(a)(b)	4,000,000	3,958,838
Bank of Nova Scotia (The) 0.55%, 9/15/2023	3,000,000	2,920,778
(United States SOFR Compounded Index + 0.55%), 4.88%, 3/2/2026(a)	5,000,000	4,914,536
Banque Federative du Credit Mutuel SA (ICE LIBOR USD 3 Month + 0.96%), 5.77%, 7/20/2023(a)(b)	1,000,000	1,001,582
BNP Paribas SA 3.50%, 3/1/2023(b)	5,000,000	4,994,924
4.25%, 10/15/2024	1,000,000	985,488
Canadian Imperial Bank of Commerce (SOFR + 0.80%), 5.12%, 3/17/2023(a)	2,300,000	2,301,460
0.45%, 6/22/2023	5,000,000	4,915,991
Capital One NA 3.38%, 2/15/2023	350,000	349,790
Citigroup, Inc. 0.78%, 10/30/2024(c)	3,500,000	3,383,792
(SOFR + 0.67%), 5.01%, 5/1/2025(a)	900,000	891,594
(SOFR + 0.69%), 5.00%, 1/25/2026(a)	2,400,000	2,372,129
Citizens Bank NA 3.70%, 3/29/2023	6,645,000	6,634,999

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
Commonwealth Bank of Australia
(SOFR + 0.40%), 4.71%, 7/7/2025(a)(b)	1,800,000	1,788,671
(SOFR + 0.52%), 4.84%, 6/15/2026(a)(b)	1,900,000	1,879,328
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.30%), 4.61%, 1/12/2024(a)	2,000,000	1,996,808
(United States SOFR Compounded Index + 0.38%), 4.69%, 1/10/2025(a)	1,600,000	1,587,743
Credit Agricole SA 3.75%, 4/24/2023(b)	5,899,000	5,883,148
Danske Bank A/S 6.47%, 1/9/2026(b)(c)	1,280,000	1,299,608
Discover Bank 3.35%, 2/6/2023	3,878,000	3,877,361
Fifth Third Bank NA 5.85%, 10/27/2025(c)	8,500,000	8,633,552
HSBC Holdings plc 0.73%, 8/17/2024(c)	2,240,000	2,179,979
ING Groep NV 4.10%, 10/2/2023	3,300,000	3,279,159
(United States SOFR Compounded Index + 1.01%), 5.32%, 4/1/2027(a)	3,800,000	3,687,581
JPMorgan Chase & Co. 0.77%, 8/9/2025(c)	1,000,000	931,544
(SOFR + 0.92%), 5.25%, 2/24/2026(a)	6,000,000	5,963,826
(SOFR + 0.77%), 5.09%, 9/22/2027(a)	2,500,000	2,437,204
KeyBank NA
(United States SOFR Compounded Index + 0.34%), 4.65%, 1/3/2024(a)	4,800,000	4,791,365
(United States SOFR Compounded Index + 0.32%), 4.64%, 6/14/2024(a)	2,000,000	1,994,870
Lloyds Banking Group plc 4.05%, 8/16/2023	4,729,000	4,703,066
4.72%, 8/11/2026(c)	2,300,000	2,267,705
Mitsubishi UFJ Financial Group, Inc. 3.46%, 3/2/2023	500,000	499,535
4.79%, 7/18/2025(c)	2,000,000	1,989,631
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 5.34%, 9/8/2024(a)	2,900,000	2,892,255

Investments	Principal Amount ($)	Value ($)
National Australia Bank Ltd.
(SOFR + 0.86%), 5.19%, 6/9/2025(a)(b)	5,200,000	5,212,765
(SOFR + 0.65%), 4.96%, 1/12/2027(a)(b)	4,000,000	3,947,131
National Bank of Canada 0.75%, 8/6/2024	900,000	847,660
NatWest Markets plc
(SOFR + 0.53%), 4.87%, 8/12/2024(a)(b)	600,000	594,867
Nordea Bank Abp 1.00%, 6/9/2023(b)	640,000	631,304
(SOFR + 0.96%), 5.29%, 6/6/2025(a)(b)	2,000,000	1,998,208
Royal Bank of Canada 3.97%, 7/26/2024	3,000,000	2,967,401
(United States SOFR Compounded Index + 0.44%), 4.74%, 1/21/2025(a)	3,000,000	2,977,712
(United States SOFR Compounded Index + 0.53%), 4.83%, 1/20/2026(a)	2,750,000	2,714,572
(United States SOFR Compounded Index + 0.57%), 4.87%, 4/27/2026(a)	2,000,000	1,964,900
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.32%), 5.08%, 9/1/2023(a)(b)	2,800,000	2,798,763
0.65%, 9/9/2024(b)	500,000	467,150
(SOFR + 0.96%), 5.29%, 6/9/2025(a)(b)	1,000,000	997,330
Societe Generale SA 2.63%, 10/16/2024(b)	1,000,000	953,693
Standard Chartered plc 6.17%, 1/9/2027(b)(c)	2,100,000	2,151,440
Sumitomo Mitsui Financial Group, Inc. 0.51%, 1/12/2024	300,000	287,345
(SOFR + 0.88%), 5.19%, 1/14/2027(a)	1,480,000	1,455,280
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 9/12/2023(b)	900,000	876,806
0.85%, 3/25/2024(b)	400,000	380,943
Svenska Handelsbanken AB 3.90%, 11/20/2023	1,500,000	1,487,232
(United States SOFR Compounded Index + 0.91%), 5.24%, 6/10/2025(a)(b)	7,000,000	6,970,432
Swedbank AB 1.30%, 6/2/2023(b)	400,000	395,104
Toronto-Dominion Bank (The) 0.45%, 9/11/2023	2,606,000	2,538,151

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
(SOFR + 0.41%), 4.72%, 1/10/2025(a)	2,777,000	2,755,201
(SOFR + 0.59%), 4.92%, 9/10/2026(a)	2,000,000	1,958,766
Truist Bank 1.25%, 3/9/2023	1,000,000	996,422
Truist Financial Corp. (SOFR + 0.40%), 4.73%, 6/9/2025(a)	3,750,000	3,704,711
US Bank NA 3.40%, 7/24/2023	4,010,000	3,981,259
Wells Fargo & Co. (SOFR + 1.32%), 5.62%, 4/25/2026(a)	5,600,000	5,623,509
Westpac Banking Corp.
(SOFR + 1.00%), 5.33%, 8/26/2025(a)	5,000,000	5,033,065
(SOFR + 0.52%), 4.85%, 6/3/2026(a)	2,568,000	2,531,881

		203,257,612

Beverages - 1.7%
Constellation Brands, Inc. 3.60%, 5/9/2024	1,590,000	1,567,062
Diageo Capital plc 2.63%, 4/29/2023	6,060,000	6,028,355
Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	4,000,000	3,942,322
0.75%, 3/15/2024	3,500,000	3,344,164
PepsiCo, Inc. 0.75%, 5/1/2023	735,000	727,629

		15,609,532

Biotechnology - 0.7%
Gilead Sciences, Inc. 0.75%, 9/29/2023	6,624,000	6,441,677

Capital Markets - 4.9%
Ares Capital Corp. 3.50%, 2/10/2023	1,100,000	1,099,471
Bank of New York Mellon Corp. (The) Series J, (SOFR + 0.20%), 4.50%, 10/25/2024(a)	2,800,000	2,777,904
Blackstone Private Credit Fund 2.70%, 1/15/2025	800,000	748,870
Charles Schwab Corp. (The)
(United States SOFR Compounded Index + 0.50%), 4.82%, 3/18/2024(a)	1,390,000	1,390,340
(United States SOFR Compounded Index + 1.05%), 5.38%, 3/3/2027(a)	7,000,000	6,956,068
Credit Suisse Group AG 3.80%, 6/9/2023	1,000,000	988,750
6.37%, 7/15/2026(b)(c)	1,900,000	1,844,790

Investments	Principal Amount ($)	Value ($)
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.23%), 5.97%, 2/27/2023(a)	650,000	650,006
0.90%, 5/28/2024	1,100,000	1,039,608
FS KKR Capital Corp. 1.65%, 10/12/2024	980,000	906,950
Goldman Sachs Group, Inc. (The)
(SOFR + 0.58%), 4.91%, 3/8/2024(a)	2,600,000	2,596,204
0.66%, 9/10/2024(c)	1,600,000	1,552,568
5.70%, 11/1/2024	3,000,000	3,043,970
Morgan Stanley 0.73%, 4/5/2024(c)	2,209,000	2,189,852
1.16%, 10/21/2025(c)	500,000	465,940
(SOFR + 0.95%), 5.29%, 2/18/2026(a)	7,000,000	6,971,447
UBS AG
(SOFR + 0.32%), 4.65%, 6/1/2023(a)(b)	2,500,000	2,500,025
0.70%, 8/9/2024(b)	200,000	187,628
UBS Group AG
(SOFR + 1.58%), 5.92%, 5/12/2026(a)(b)	6,000,000	6,055,572

		43,965,963

Chemicals - 0.8%
Air Products and Chemicals, Inc. 2.75%, 2/3/2023	2,000,000	1,999,863
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	750,000	746,464
Nutrien Ltd. 1.90%, 5/13/2023	4,000,000	3,964,575
Sherwin-Williams Co. (The) 4.05%, 8/8/2024	700,000	692,040
Westlake Corp. 0.88%, 8/15/2024	300,000	280,888

		7,683,830

Commercial Services & Supplies - 1.2%
RELX Capital, Inc. 3.50%, 3/16/2023	660,000	659,036
Republic Services, Inc. 4.75%, 5/15/2023	6,500,000	6,495,888
Waste Management, Inc. 2.40%, 5/15/2023	3,500,000	3,473,848

		10,628,772

Communications Equipment - 0.1%
Cisco Systems, Inc. 2.60%, 2/28/2023	471,000	470,311

Construction Materials - 0.1%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	980,000	960,041

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
Consumer Finance - 3.9%
AerCap Ireland Capital DAC
(SOFR + 0.68%), 5.00%, 9/29/2023(a)	900,000	894,847
1.65%, 10/29/2024	750,000	701,656
Ally Financial, Inc. 3.05%, 6/5/2023	3,470,000	3,444,935
American Express Co.
(United States SOFR Compounded Index + 0.72%), 5.06%, 5/3/2024(a)	3,000,000	3,007,032
(SOFR + 0.93%), 5.26%, 3/4/2025(a)	1,914,000	1,919,948
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.37%), 4.96%, 5/10/2023(a)	2,500,000	2,501,042
0.88%, 7/7/2023	2,420,000	2,379,081
(ICE LIBOR USD 3 Month + 0.42%), 5.15%, 9/8/2023(a)	600,000	600,872
Capital One Financial Corp. 3.50%, 6/15/2023	1,000,000	995,363
(SOFR + 1.35%), 5.69%, 5/9/2025(a)	2,000,000	1,988,077
General Motors Financial Co., Inc. 4.15%, 6/19/2023	465,000	463,590
1.70%, 8/18/2023	380,000	372,752
(SOFR + 0.76%), 5.09%, 3/8/2024(a)	800,000	794,377
3.50%, 11/7/2024	600,000	582,415
John Deere Capital Corp.
(SOFR + 0.12%), 4.43%, 7/10/2023(a)	1,500,000	1,498,561
(SOFR + 0.20%), 4.51%, 10/11/2024(a)	2,500,000	2,486,885
(SOFR + 0.56%), 4.89%, 3/7/2025(a)	1,720,000	1,719,207
PACCAR Financial Corp. 2.65%, 4/6/2023	1,000,000	996,270
Synchrony Financial 4.88%, 6/13/2025	1,493,000	1,464,121
Toyota Motor Credit Corp.
(SOFR + 0.32%), 4.63%, 1/13/2025(a)	7,000,000	6,976,907

		35,787,938

Containers & Packaging - 0.1%
Avery Dennison Corp. 0.85%, 8/15/2024	1,040,000	977,808

Diversified Financial Services - 0.5%
Corebridge Financial, Inc. 3.50%, 4/4/2025(b)	2,300,000	2,222,826
Element Fleet Management Corp. 1.60%, 4/6/2024(b)	500,000	476,814

Investments	Principal Amount ($)	Value ($)
Jackson Financial, Inc. 1.13%, 11/22/2023	950,000	919,461
NTT Finance Corp. 0.58%, 3/1/2024(b)	600,000	572,258

		4,191,359

Diversified Telecommunication Services - 2.0%
AT&T, Inc.
(United States SOFR Compounded Index + 0.64%), 4.96%, 3/25/2024(a)	4,160,000	4,160,204
(ICE LIBOR USD 3 Month + 1.18%), 5.92%, 6/12/2024(a)	3,550,000	3,587,680
Bell Canada (The) Series US-3, 0.75%, 3/17/2024	1,850,000	1,765,922
British Telecommunications plc 4.50%, 12/4/2023	5,500,000	5,463,089
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 5.71%, 5/15/2025(a)	1,000,000	1,013,452
(United States SOFR Compounded Index + 0.79%), 5.11%, 3/20/2026(a)	2,600,000	2,590,714

		18,581,061

Electric Utilities - 2.7%
American Electric Power Co., Inc. Series A, (ICE LIBOR USD 3 Month + 0.48%), 4.92%, 11/1/2023(a)	1,400,000	1,394,564
Entergy Louisiana LLC 0.62%, 11/17/2023	846,000	817,815
Eversource Energy
Series T, (United States SOFR Compounded Index + 0.25%), 4.59%, 8/15/2023(a)	1,500,000	1,496,790
Series N, 3.80%, 12/1/2023	3,000,000	2,969,543
Florida Power & Light Co.
(United States SOFR Compounded Index + 0.38%), 4.69%, 1/12/2024(a)	4,400,000	4,389,929
Georgia Power Co.
Series A, 2.10%, 7/30/2023	2,500,000	2,464,310
Mississippi Power Co.
Series A, (SOFR + 0.30%), 4.62%, 6/28/2024(a)	950,000	937,780
OGE Energy Corp. 0.70%, 5/26/2023	1,490,000	1,469,739

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
PPL Electric Utilities Corp. (ICE LIBOR USD 3 Month + 0.25%), 4.97%, 9/28/2023(a)	850,000	846,740
(SOFR + 0.33%), 4.65%, 6/24/2024(a)	1,360,000	1,344,228
Southern Co. (The) Series 2021, (United States SOFR Compounded Index + 0.37%), 4.71%, 5/10/2023(a)	820,000	819,369
Series 21-A, 0.60%, 2/26/2024	1,840,000	1,758,132
Xcel Energy, Inc. 0.50%, 10/15/2023	4,000,000	3,882,357

		24,591,296

Energy Equipment & Services - 0.8%
Baker Hughes Holdings LLC 1.23%, 12/15/2023	3,000,000	2,905,665
Schlumberger Investment SA 3.65%, 12/1/2023	4,546,000	4,493,670

		7,399,335

Entertainment - 0.1%
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	510,000	499,832
3.55%, 4/14/2025	240,000	232,829

		732,661

Equity Real Estate Investment Trusts (REITs) - 2.0%
Boston Properties LP 3.13%, 9/1/2023	5,000,000	4,940,074
3.80%, 2/1/2024	1,000,000	986,040
Crown Castle, Inc. 3.15%, 7/15/2023	1,700,000	1,687,079
Public Storage
(SOFR + 0.47%), 4.77%, 4/23/2024(a)	4,000,000	3,988,519
Simon Property Group LP 2.75%, 6/1/2023	5,805,000	5,757,796
(United States SOFR Compounded Index + 0.43%), 4.74%, 1/11/2024(a)	700,000	695,720

		18,055,228

Food & Staples Retailing - 1.2%
7-Eleven, Inc. 0.63%, 2/10/2023(b)	1,426,000	1,424,503
Kroger Co. (The) 3.85%, 8/1/2023	945,000	939,612
4.00%, 2/1/2024	5,200,000	5,144,405
Walgreens Boots Alliance, Inc. 0.95%, 11/17/2023	1,770,000	1,714,988
Walmart, Inc. 2.55%, 4/11/2023	1,475,000	1,469,331

		10,692,839

Investments	Principal Amount ($)	Value ($)
Food Products - 1.8%
Campbell Soup Co. 3.65%, 3/15/2023	2,394,000	2,391,455
Conagra Brands, Inc. 0.50%, 8/11/2023	560,000	546,772
Danone SA 2.59%, 11/2/2023(b)	3,025,000	2,966,830
General Mills, Inc.
(ICE LIBOR USD 3 Month + 1.01%), 5.84%, 10/17/2023(a)	650,000	652,722
Hormel Foods Corp. 0.65%, 6/3/2024	280,000	265,527
Kellogg Co. 2.75%, 3/1/2023	5,700,000	5,690,657
2.65%, 12/1/2023	2,000,000	1,963,384
McCormick & Co., Inc. 0.90%, 2/15/2026	620,000	553,190
Tyson Foods, Inc. 3.95%, 8/15/2024	1,250,000	1,234,461

		16,264,998

Gas Utilities - 0.2%
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	2,170,000	2,163,236

Health Care Equipment & Supplies - 1.6%
Baxter International, Inc. 0.87%, 12/1/2023	1,800,000	1,740,032
(United States SOFR Compounded Index + 0.44%), 4.77%, 11/29/2024(a)	1,435,000	1,412,025
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024(b)	3,000,000	3,025,637
Stryker Corp. 0.60%, 12/1/2023	5,910,000	5,697,856
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,136,000	2,132,770
1.45%, 11/22/2024	650,000	612,969

		14,621,289

Health Care Providers & Services - 2.2%
Cigna Corp. 3.00%, 7/15/2023	1,500,000	1,486,658
(ICE LIBOR USD 3 Month + 0.89%), 5.68%, 7/15/2023(a)	2,500,000	2,506,198
Elevance Health, Inc. 0.45%, 3/15/2023	800,000	795,784
HCA, Inc. 5.00%, 3/15/2024	400,000	399,060
Humana, Inc. 0.65%, 8/3/2023	1,760,000	1,721,025
McKesson Corp. 3.80%, 3/15/2024	5,000,000	4,934,521
UnitedHealth Group, Inc. 2.75%, 2/15/2023	500,000	499,651
3.50%, 6/15/2023	6,000,000	5,971,259
0.55%, 5/15/2024	1,580,000	1,499,878

		19,814,034

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
Hotels, Restaurants & Leisure - 1.4%
Hyatt Hotels Corp. 1.30%, 10/1/2023	500,000	486,651
Marriott International, Inc. 3.13%, 2/15/2023	2,192,000	2,190,246
McDonald’s Corp. 3.35%, 4/1/2023	5,500,000	5,489,865
Starbucks Corp. 3.85%, 10/1/2023	2,000,000	1,983,876
(United States SOFR Compounded Index + 0.42%), 4.76%, 2/14/2024(a)	2,370,000	2,364,216

		12,514,854

Household Durables - 0.3%
Lennar Corp. 4.88%, 12/15/2023	940,000	938,254
Whirlpool Corp. 3.70%, 3/1/2023	2,050,000	2,048,380

		2,986,634

Household Products - 0.2%
Colgate-Palmolive Co. 3.10%, 8/15/2025	1,480,000	1,438,800

Industrial Conglomerates - 0.4%
3M Co. 2.25%, 3/15/2023	680,000	678,162
General Electric Co.
Series A, (ICE LIBOR USD 3 Month + 0.30%), 5.09%, 5/13/2024(a)	3,000,000	2,947,953

		3,626,115

Insurance - 1.1%
Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.63%), 5.36%, 3/29/2023(a)	849,000	849,637
Athene Global Funding 1.20%, 10/13/2023(b)	1,900,000	1,849,426
(ICE LIBOR USD 3 Month + 0.73%), 5.54%, 1/8/2024(a)(b)	1,000,000	988,992
Brighthouse Financial Global Funding 0.60%, 6/28/2023(b)	630,000	618,596
Loews Corp. 2.63%, 5/15/2023	2,198,000	2,184,098
New York Life Global Funding
(United States SOFR Compounded Index + 0.33%), 4.64%, 1/14/2025(a)(b)	2,000,000	1,989,010

Investments	Principal Amount ($)	Value ($)
Protective Life Global Funding 0.63%, 10/13/2023(b)	900,000	873,152
Security Benefit Global Funding 1.25%, 5/17/2024(b)	650,000	614,410

		9,967,321

IT Services - 2.3%
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	910,000	867,330
Fiserv, Inc. 3.80%, 10/1/2023	1,200,000	1,190,310
Global Payments, Inc. 4.00%, 6/1/2023	3,000,000	2,987,111
1.50%, 11/15/2024	240,000	224,970
International Business Machines Corp. 3.38%, 8/1/2023	7,000,000	6,959,828
PayPal Holdings, Inc. 1.35%, 6/1/2023	4,775,000	4,719,671
Western Union Co. (The) 4.25%, 6/9/2023	3,603,000	3,599,194

		20,548,414

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.
(United States SOFR Compounded Index + 0.35%), 4.66%, 4/18/2023(a)	5,500,000	5,499,782
0.80%, 10/18/2023	1,000,000	971,635
1.22%, 10/18/2024	390,000	368,334
(United States SOFR Compounded Index + 0.53%), 4.84%, 10/18/2024(a)	1,018,000	1,015,393

		7,855,144

Machinery - 0.6%
CNH Industrial Capital LLC 1.95%, 7/2/2023	2,381,000	2,349,400
3.95%, 5/23/2025	1,290,000	1,262,532
Daimler Truck Finance North America LLC
(SOFR + 0.60%), 4.92%, 12/14/2023(a)(b)	2,000,000	1,998,052

		5,609,984

Media - 0.1%
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.63%), 5.42%, 4/15/2024(a)	1,000,000	1,002,404

Multiline Retail - 0.1%
Dollar General Corp. 4.25%, 9/20/2024	840,000	832,334

Multi-Utilities - 1.0%
Ameren Illinois Co. 0.38%, 6/15/2023	670,000	658,418

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
Black Hills Corp. 1.04%, 8/23/2024	960,000	901,838
CenterPoint Energy, Inc.
(United States SOFR Compounded Index + 0.65%), 4.99%, 5/13/2024(a)	760,000	751,319
Consolidated Edison, Inc.
Series A, 0.65%, 12/1/2023	3,600,000	3,471,166
Dominion Energy, Inc.
Series D, (ICE LIBOR USD 3 Month + 0.53%), 5.30%, 9/15/2023(a)	2,000,000	2,002,458
DTE Energy Co. 4.22%, 11/1/2024(d)	1,700,000	1,680,180

		9,465,379

Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips Co. 2.13%, 3/8/2024	1,500,000	1,458,000
Continental Resources, Inc. 4.50%, 4/15/2023	3,324,000	3,315,512
Enbridge, Inc.
(SOFR + 0.40%), 4.74%, 2/17/2023(a)	690,000	689,970
(United States SOFR Compounded Index + 0.63%), 4.97%, 2/16/2024(a)	4,700,000	4,683,572
Enterprise Products Operating LLC 5.05%, 1/10/2026	720,000	730,455
EOG Resources, Inc. 2.63%, 3/15/2023	5,000,000	4,990,699
Kinder Morgan Energy Partners LP 3.50%, 9/1/2023	4,410,000	4,380,086
Kinder Morgan, Inc. 5.63%, 11/15/2023(b)	1,150,000	1,152,381
MPLX LP 4.50%, 7/15/2023	2,000,000	1,998,039
NOVA Gas Transmission Ltd. 7.88%, 4/1/2023	3,000,000	3,008,782
Saudi Arabian Oil Co. 1.25%, 11/24/2023(b)	200,000	193,494
TransCanada PipeLines Ltd. 3.75%, 10/16/2023	2,000,000	1,981,970
1.00%, 10/12/2024	520,000	486,489

		29,069,449

Paper & Forest Products - 0.7%
Georgia-Pacific LLC 3.73%, 7/15/2023(b)	4,000,000	3,976,534
0.63%, 5/15/2024(b)	2,200,000	2,086,192

		6,062,726

Pharmaceuticals - 1.6%
AstraZeneca plc 0.30%, 5/26/2023	6,425,000	6,334,219

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 0.67%), 5.31%, 8/17/2023(a)	480,000	480,716
Bristol-Myers Squibb Co. 3.25%, 2/20/2023	1,114,000	1,113,053
0.54%, 11/13/2023	700,000	677,030
Merck & Co., Inc. 2.80%, 5/18/2023	695,000	690,299
Pfizer, Inc. 3.00%, 6/15/2023	2,490,000	2,472,301
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	2,925,000	2,881,275

		14,648,893

Road & Rail - 1.1%
Canadian Pacific Railway Co. 4.45%, 3/15/2023	500,000	499,946
1.35%, 12/2/2024	910,000	855,157
Penske Truck Leasing Co. LP 2.70%, 3/14/2023(b)	3,540,000	3,531,271
Ryder System, Inc. 3.40%, 3/1/2023	3,300,000	3,297,096
SMBC Aviation Capital Finance DAC 4.13%, 7/15/2023(b)	700,000	695,334
Union Pacific Corp. 3.50%, 6/8/2023	950,000	945,357

		9,824,161

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.
(SOFR + 0.25%), 4.56%, 10/1/2024(a)	610,000	602,543
Microchip Technology, Inc. 0.98%, 9/1/2024	870,000	814,755
NVIDIA Corp. 0.31%, 6/15/2023	5,320,000	5,233,066

		6,650,364

Software - 1.1%
Intuit, Inc. 0.65%, 7/15/2023	1,890,000	1,853,625
Roper Technologies, Inc. 3.65%, 9/15/2023	4,727,000	4,687,543
VMware, Inc. 0.60%, 8/15/2023	3,590,000	3,508,456

		10,049,624

Specialty Retail - 0.2%
O’Reilly Automotive, Inc. 3.85%, 6/15/2023	1,616,000	1,611,545

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC 5.45%, 6/15/2023	3,015,000	3,018,659
Hewlett Packard Enterprise Co. 2.25%, 4/1/2023	400,000	398,178

		3,416,837

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors - 0.6%
Air Lease Corp. 4.25%, 2/1/2024	1,000,000	990,653
0.80%, 8/18/2024	980,000	913,069
GATX Corp. 3.90%, 3/30/2023	3,238,000	3,228,532

		5,132,254

Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. 3.00%, 3/15/2023	4,919,000	4,909,124
4.10%, 10/1/2023	2,000,000	1,988,474
Vodafone Group plc 2.95%, 2/19/2023	2,640,000	2,636,072

		9,533,670

TOTAL CORPORATE BONDS (COST $674,913,851)		670,302,295

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 5.2%

BMW Vehicle Lease Trust Series 2021-1, Class A4, 0.37%, 7/25/2024	2,550,000	2,498,566
Series 2022-1, Class A3, 1.10%, 3/25/2025	330,000	320,552
Capital One Multi-Asset Execution Trust
Series 2021-A3, Class A3, 1.04%, 11/15/2026	2,900,000	2,723,451
Carmax Auto Owner Trust
Series 2022-3, Class A2A, 3.81%, 9/15/2025	1,524,670	1,512,936
Dell Equipment Finance Trust
Series 2021-2, Class A2, 0.33%, 12/22/2026(b)	1,025,889	1,017,232
Ford Credit Auto Lease Trust
Series 2022-A, Class A2A, 2.78%, 10/15/2024	603,867	598,782
Series 2022-A, Class A3, 3.23%, 5/15/2025	1,000,000	982,502
Ford Credit Auto Owner Trust
Series 2020-A, Class A3, 1.04%, 8/15/2024	117,597	116,569
Series 2022-C, Class A2A, 4.52%, 4/15/2025	3,500,000	3,487,429
Series 2022-D, Class A2A, 5.37%, 8/15/2025	1,100,000	1,101,574
GM Financial Automobile Leasing Trust
Series 2022-3, Class A2A, 4.01%, 10/21/2024	2,913,892	2,892,513
Series 2022-2, Class A3, 3.42%, 6/20/2025	1,000,000	980,943
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A4, 1.90%, 3/17/2025	500,000	488,293

Investments	Principal Amount ($)	Value ($)
Series 2022-3, Class A2A, 3.50%, 9/16/2025	1,867,108	1,849,807
Series 2023-1, Class A2A, 5.19%, 3/16/2026	770,000	770,997
Series 2021-2, Class A3, 0.51%, 4/16/2026	1,362,326	1,311,118
Series 2021-3, Class A3, 0.48%, 6/16/2026	1,500,000	1,431,505
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2, 3.81%, 3/18/2025	1,400,000	1,387,296
Hyundai Auto Receivables Trust
Series 2021-C, Class A2A, 0.36%, 10/15/2024	262,214	259,426
Series 2022-A, Class A2A, 1.81%, 2/18/2025	856,938	846,294
Series 2022-B, Class A2A, 3.64%, 5/15/2025	1,000,000	991,945
Series 2021-A, Class A3, 0.38%, 9/15/2025	1,555,618	1,503,292
Series 2020-B, Class A4, 0.62%, 12/15/2025	1,439,000	1,386,338
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A2, 5.26%, 10/15/2025	1,500,000	1,502,674
Series 2023-1, Class A2, 5.09%, 1/15/2026	600,000	600,257
Nissan Auto Lease Trust
Series 2021-A, Class A3, 0.52%, 8/15/2024	2,000,000	1,961,091
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 8/15/2025	3,000,000	2,986,753
Santander Drive Auto Receivables Trust
Series 2022-1, Class A2, 1.36%, 12/16/2024	206,117	205,829
Series 2022-7, Class A2, 5.81%, 1/15/2026	1,250,000	1,254,572
Series 2023-1, Class A2, 5.36%, 5/15/2026	2,000,000	2,000,054
Series 2022-2, Class A2, 2.12%, 10/15/2026	329,376	328,606
Toyota Auto Receivables Owner Trust
Series 2020-B, Class A3, 1.36%, 8/15/2024	253,605	251,171
Series 2022-D, Class A2A, 5.27%, 1/15/2026	1,200,000	1,202,269
Verizon Master Trust
Series 2021-1, Class A, 0.50%, 5/20/2027	3,000,000	2,832,720
Verizon Owner Trust
Series 2020-A, Class A1A, 1.85%, 7/22/2024	161,897	161,346
World Omni Auto Receivables Trust
Series 2021-B, Class A3, 0.42%, 6/15/2026	1,946,509	1,868,098

TOTAL ASSET-BACKED SECURITIES (COST $47,632,116)		47,614,800

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 0.7%
University of Missouri, System Facilities Revenue Bonds
Series 2020-A, 1.47%, 11/1/2023	1,000,000	975,499

City of New York
Series 2021-D, 0.59%, 8/1/2023	1,800,000	1,765,876

Anaheim Public Financing Authority
Series 2021-A, 0.63%, 7/1/2024	500,000	475,179
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds
Series 2020-B, 0.38%, 4/1/2023	1,110,000	1,102,780
New York City Transitional Finance Authority, Building Aid
Series 2022 Subseries S-1B, 0.64%, 7/15/2024	1,000,000	944,838

		2,522,797

Port Authority of New York & New Jersey
Series AAA, 1.09%, 7/1/2023	1,000,000	984,838

TOTAL MUNICIPAL BONDS (COST $6,409,779)		6,249,010

Investments	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES - 0.2%

FFCB
(SOFR + 0.04%), 4.34%, 2/5/2024(a) (Cost $1,800,000)	1,800,000	1,798,548

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 18.9%

U.S. TREASURY OBLIGATIONS(e) - 18.9%
U.S. Treasury Bills 3.06%, 2/9/2023	10,000,000	9,990,678
3.09%, 2/16/2023	10,000,000	9,982,094
3.39%, 3/9/2023	18,000,000	17,919,585
3.85%, 3/23/2023	25,000,000	24,845,660
4.35%, 3/30/2023	20,000,000	19,857,579
4.59%, 4/20/2023	30,000,000	29,705,184
4.59%, 4/27/2023	20,000,000	19,787,642
4.69%, 5/30/2023	20,000,000	19,698,608
4.73%, 7/6/2023	20,000,000	19,609,809

TOTAL U.S. TREASURY OBLIGATIONS (COST $171,443,680)		171,396,839

Total Investments - 99.0% (Cost $902,199,426)		897,361,492
Other assets less liabilities - 1.0%		8,656,402

Net Assets - 100.0%		906,017,894

(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2023.

(b)   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)   Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2023.

(e) The rate shown was the current yield as of January 31, 2023.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

FlexShares® Ultra-Short Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2023:

Australia	2.4%
Canada	7.6
Denmark	0.1
Finland	0.3
France	1.8
Germany	1.9
Ireland	0.3
Japan	1.0
Netherlands	1.2
New Zealand	0.6
Saudi Arabia	0.0 †
South Korea	0.1
Spain	0.7
Sweden	1.4
Switzerland	1.3
United Kingdom	3.7
United States	74.6
Other[1]	1.0

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-fixed-income securities and net other assets (liabilities).

Security Type	% of Net Assets
Corporate Bonds	74.0%
Asset-Backed Securities	5.2
Municipal Bonds	0.7
U.S. Government Agency Securities	0.2
Short-Term Investments	18.9
Others(1)	1.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 98.2%
FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	252,508	12,064,832
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	19,176	869,818
FlexShares® Disciplined Duration MBS Index Fund(a)	821,494	17,074,753
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund(a)	287,758	6,834,253
FlexShares® Ultra-Short Income Fund(a)	216,940	16,240,128
iShares 10+ Year Investment Grade Corporate Bond ETF(b)	300,230	16,059,303
iShares 20+ Year Treasury Bond ETF	145,260	15,567,514
iShares 3-7 Year Treasury Bond ETF(b)	196,748	23,078,540
iShares 5-10 Year Investment Grade Corporate Bond ETF	117,165	6,055,087
iShares 7-10 Year Treasury Bond ETF(b)	118,134	11,720,074
iShares MBS ETF	303,736	29,122,208
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	270,840	13,720,754

TOTAL EXCHANGE TRADED FUNDS (Cost $172,285,954)		168,407,264

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 3.2%

REPURCHASE AGREEMENTS - 3.2%
CF Secured LLC, 4.28%, dated 1/31/2023, due 2/1/2023, repurchase price $5,549,740, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.50%, maturing 2/15/2023 - 5/15/2052; total market value $5,640,875 (Cost $5,549,080)	5,549,080	5,549,080

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.6%

U.S. TREASURY OBLIGATIONS - 0.6%
U.S. Treasury Bills 4.44%, 4/18/2023(d) (Cost $990,761)	1,000,000	990,461

Total Investments - 102.0% (Cost $178,825,795)		174,946,805
Liabilities in excess of other assets - (2.0%)		(3,371,786)

Net Assets - 100.0%		171,575,019

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)

The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $5,466,381, collateralized in the form of cash that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; a total value of $5,549,080.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $5,549,080.
(d)	The rate shown was the current yield as of January 31, 2023.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares ® Core Select Bond Fund (cont.)

For the period ended January 31, 2023, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares January 31, 2023	Value January 31, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/ (Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$11,170,323	$481,088	$202,144	252,508	$12,064,832	$611,912	$89,701	$3,653
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	797,284	33,607	77,910	19,176	869,818	119,392	10,624	(2,555)
FlexShares® Disciplined Duration MBS Index Fund	21,492,612	1,098,789	6,326,772	821,494	17,074,753	1,386,324	181,260	(576,200)
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	6,398,688	507,260	110,119	287,758	6,834,253	37,700	40,604	724
FlexShares® Ultra-Short Income Fund	16,002,325	719,023	609,602	216,940	16,240,128	129,075	126,745	(693)

	$55,861,232	$2,839,767	$7,326,547	1,597,876	$53,083,784	$2,284,403	$448,934	$(575,071)

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
U.S. Treasury 2 Year Note	51	03/31/2023	USD	$10,488,070	$34,761

Security Type	% of Net Assets
Exchange Traded Funds	98.2%
Securities Lending Reinvestments	3.2
Short-Term Investments	0.6
Others(1)	(2.0)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2023 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of January 31, 2023 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares US Quality Low Volatility Index Fund
Investments
Common Stocks*	$177,880,623	$—	$—	$177,880,623
Securities Lending Reinvestments
Repurchase Agreements	—	1,186,138	—	1,186,138
Short-Term Investments	—	59,249	—	59,249

Total Investments	$177,880,623	$1,245,387	$—	$179,126,010

Other Financial Instruments
Assets
Futures Contracts	$24,855	$—	$—	$24,855

Total Other Financial Instruments	$24,855	$—	$—	$24,855

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks
Electric Utilities	$3,738,412	$11,658	$—	$3,750,070
Other*	72,750,314	—	—	72,750,314
Securities Lending Reinvestments
Repurchase Agreements	—	1,098,225	—	1,098,225

Total Investments	$76,488,726	$1,109,883	$—	$77,598,609

Other Financial Instruments
Assets
Futures Contracts	$82,597	$—	$—	$82,597
Forward Foreign Currency Contracts	—	7,862	—	7,862
Liabilities
Forward Foreign Currency Contracts	—	(12,435)	—	(12,435)

Total Other Financial Instruments	$82,597	$(4,573)	$—	$78,024

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks*	$15,982,457	$—	$—	$15,982,457

Total Investments	$15,982,457	$—	$—	$15,982,457

Other Financial Instruments
Assets
Futures Contracts	$10,314	$—	$—	$10,314

Total Other Financial Instruments	$10,314	$—	$—	$10,314

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Pharmaceuticals	$49,279,030	$110,752	$239	$49,390,021
Other*	1,409,203,549	—	—	1,409,203,549
Rights	—	—	66,756	66,756
Warrants	183,097	—	—	183,097
Securities Lending Reinvestments
Certificates of Deposit	—	27,015,189	—	27,015,189
Repurchase Agreements	—	194,313,910	—	194,313,910

Total Investments	$1,458,665,676	$221,439,851	$66,995	$1,680,172,522

Other Financial Instruments
Assets
Futures Contracts	$429,636	$—	$—	$429,636

Total Other Financial Instruments	$429,636	$—	$—	$429,636

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$54,593	$—	$—	$54,593
Common Stocks
Banks	57,020,794	1,016	—	57,021,810
Construction & Engineering	9,329,184	1,893	—	9,331,077
Diversified Telecommunication Services	6,184,520	53,651	—	6,238,171
Electric Utilities	6,736,536	17,038	—	6,753,574
Electrical Equipment	7,248,659	42,709	—	7,291,368
Health Care Providers & Services	3,311,837	59	—	3,311,896
Hotels, Restaurants & Leisure	7,165,546	51,043	—	7,216,589
Internet & Direct Marketing Retail	2,559,554	43,387	—	2,602,941
Metals & Mining	30,816,865	—	45,898	30,862,763
Real Estate Management & Development	12,704,364	4,246	—	12,708,610
Software	5,751,654	830,824	—	6,582,478
Other*	369,446,138	—	—	369,446,138
Rights	1,588	3	—	1,591
Warrants	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	6,889,524	—	6,889,524

Total Investments	$518,331,832	$7,935,393	$45,898	$526,313,123

Other Financial Instruments
Assets
Futures Contracts	$507,943	$—	$—	$507,943
Forward Foreign Currency Contracts	—	117,246	—	117,246
Liabilities
Futures Contracts	(44,164)	—	—	(44,164)
Forward Foreign Currency Contracts	—	(41,053)	—	(41,053)

Total Other Financial Instruments	$463,779	$76,193	$—	$539,972

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks	$30,801,662	$192,166	$—	$30,993,828
Commercial Services & Supplies	357,844	35,776	—	393,620
Construction Materials	3,373,867	16,870	—	3,390,737
Entertainment	1,988,336	—	7,217	1,995,553
Equity Real Estate Investment Trusts (REITs)	3,271,026	25,784	—	3,296,810
Food & Staples Retailing	2,553,009	576	—	2,553,585
Hotels, Restaurants & Leisure	2,375,881	2,520	—	2,378,401
Insurance	6,726,457	43,314	—	6,769,771
Metals & Mining	13,887,401	15,220	—	13,902,621
Pharmaceuticals	3,080,810	—	3,625	3,084,435
Real Estate Management & Development	8,686,278	183,159	164,653	9,034,090
Road & Rail	805,944	593	—	806,537
Transportation Infrastructure	3,002,417	121,463	—	3,123,880
Other*	164,054,573	—	—	164,054,573
Corporate Bonds*	—	8,125	—	8,125
Securities Lending Reinvestments
Repurchase Agreements	—	1,440,201	—	1,440,201

Total Investments	$244,965,505	$2,085,767	$175,495	$247,226,767

Other Financial Instruments
Assets
Futures Contracts	$187,454	$—	$—	$187,454
Forward Foreign Currency Contracts	—	8,985	—	8,985
Liabilities
Forward Foreign Currency Contracts	—	(6,690)	—	(6,690)

Total Other Financial Instruments	$187,454	$2,295	$—	$189,749

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index Fund
Investments
Common Stocks*	$126,264,591	$—	—	126,264,591
Securities Lending Reinvestments
Repurchase Agreements	—	54,703	—	54,703

Total Investments	$126,264,591	$54,703	$—	$126,319,294

Other Financial Instruments
Assets
Futures Contracts	$53,471	$—	$—	$53,471

Total Other Financial Instruments	$53,471	$—	$—	$53,471

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® US ESG Select Index Fund
Investments
Common Stocks*	$168,203,715	$—	$—	$168,203,715
Securities Lending Reinvestments
Repurchase Agreements	—	8,382	—	8,382

Total Investments	$168,203,715	$8,382	$—	$168,212,097

Other Financial Instruments
Assets
Futures Contracts	$41,279	$—	$—	$41,279

Total Other Financial Instruments	$41,279	$—	$—	$41,279

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global ESG Select Index Fund
Investments
Common Stocks
Electric Utilities	$1,603,949	$7,457	$—	$1,611,406
Internet & Direct Marketing Retail	6,034,176	10,778	—	6,044,954
Real Estate Management & Development	778,812	866	—	779,678
Other*	146,511,120	—	—	146,511,120
Securities Lending Reinvestments
Repurchase Agreements	—	276,147	—	276,147

Total Investments	$154,928,057	$295,248	$—	$155,223,305

Other Financial Instruments
Assets
Futures Contracts	$37,538	$—	$—	$37,538
Liabilities
Forward Foreign Currency Contracts	—	(6,919)	—	(6,919)

Total Other Financial Instruments	$37,538	$(6,919)	$—	$30,619

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks*	$25,376,777	$—	$—	$25,376,777
Short-Term Investments	—	29,625	—	29,625

Total Investments	$25,376,777	$29,625	$—	$25,406,402

Other Financial Instruments
Assets
Futures Contracts	$5,488	$—	$—	$5,488

Total Other Financial Instruments	$5,488	$—	$—	$5,488

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks
Electric Utilities	$465,395	$2,369	$—	$467,764
Other*	24,087,320	—	—	24,087,320

Total Investments	$24,552,715	$2,369	$—	$24,555,084

Other Financial Instruments
Assets
Futures Contracts	$20,242	$—	$—	$20,242
Forward Foreign Currency Contracts	—	5,269	—	5,269
Liabilities
Forward Foreign Currency Contracts	—	(6,145)	—	(6,145)

Total Other Financial Instruments	$20,242	$(876)	$—	$19,366

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares ESG & Climate Emerging Markets Core Index Fund
Investments
Common Stocks*	$4,647,000	$—	$—	$4,647,000

Total Investments	$4,647,000	$—	$—	$4,647,000

Other Financial Instruments
Assets
Futures Contracts	$3,813	$—	$—	$3,813

Total Other Financial Instruments	$3,813	$—	$—	$3,813

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$7,856,120,679	$—	$—	$7,856,120,679
Securities Lending Reinvestments
Certificates of Deposit	—	18,011,024	—	18,011,024
Repurchase Agreements	—	204,808,136	—	204,808,136

Total Investments	$7,856,120,679	$222,819,160	$—	$8,078,939,839

Other Financial Instruments
Assets
Futures Contracts	$1,036,926	$—	$—	$1,036,926
Forward Foreign Currency Contracts	—	354,087	—	354,087
Liabilities
Forward Foreign Currency Contracts	—	(460,237)	—	(460,237)

Total Other Financial Instruments	$1,036,926	$(106,150)	$—	$930,776

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Electric Utilities	$319,183,890	$929,321	$—	$320,113,211
Other*	2,117,741,274	—	—	2,117,741,274
Securities Lending Reinvestments
Repurchase Agreements	—	37,021,174	—	37,021,174

Total Investments	$2,436,925,164	$37,950,495	$—	$2,474,875,659

Other Financial Instruments
Assets
Futures Contracts	$507,207	$—	$—	$507,207

Total Other Financial Instruments	$507,207	$—	$—	$507,207

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks*	$343,929,448	$—	$—	$343,929,448
Securities Lending Reinvestments
Repurchase Agreements	—	7,243,404	—	7,243,404

Total Investments	$343,929,448	$7,243,404	$—	$351,172,852

Other Financial Instruments
Assets
Futures Contracts	$616,427	$—	$—	$616,427
Forward Foreign Currency Contracts	—	44,911	—	44,911
Liabilities
Forward Foreign Currency Contracts	—	(4,757)	—	(4,757)

Total Other Financial Instruments	$616,427	$40,154	$—	$656,581

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$23,830,860	$—	$—	$23,830,860

Total Investments	$23,830,860	$—	$—	$23,830,860

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,560,064,759	$—	$—	$1,560,064,759
Securities Lending Reinvestments
Certificates of Deposit	—	16,008,496	—	16,008,496
Repurchase Agreements	—	145,690,032	—	145,690,032

Total Investments	$1,560,064,759	$161,698,528	$—	$1,721,763,287

Other Financial Instruments
Assets
Futures Contracts	$258,862	$—	$—	$258,862

Total Other Financial Instruments	$258,862	$—	$—	$258,862

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$355,151,266	$—	$—	$355,151,266
Securities Lending Reinvestments
Repurchase Agreements	—	17,556,960	—	17,556,960

Total Investments	$355,151,266	$17,556,960	$—	$372,708,226

Other Financial Instruments
Assets
Futures Contracts	$135,665	$—	$—	$135,665

Total Other Financial Instruments	$135,665	$—	$—	$135,665

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$17,330,219	$—	$—	$17,330,219
Securities Lending Reinvestments
Repurchase Agreements	—	265,924	—	265,924

Total Investments	$17,330,219	$265,924	$—	$17,596,143

Other Financial Instruments
Assets
Futures Contracts	$8,918	$—	$—	$8,918

Total Other Financial Instruments	$8,918	$—	$—	$8,918

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index Fund
Investments
Common Stocks*	$521,409,312	$—	$—	$521,409,312
Securities Lending Reinvestments
Repurchase Agreements	—	45,476	—	45,476

Total Investments	$521,409,312	$45,476	$—	$521,454,788

Other Financial Instruments
Assets
Futures Contracts	$503,045	$—	$—	$503,045
Forward Foreign Currency Contracts	—	108,337	—	108,337
Liabilities
Forward Foreign Currency Contracts	—	(124,306)	—	(124,306)

Total Other Financial Instruments	$503,045	$(15,969)	$—	$487,076

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks
Electric Utilities	$940,779	$1,109	$—	$941,888
Other*	33,512,659	—	—	33,512,659
Securities Lending Reinvestments
Repurchase Agreements	—	364,336	—	364,336

Total Investments	$34,453,438	$365,445	$—	$34,818,883

Other Financial Instruments
Assets
Futures Contracts	$39,251	$—	$—	$39,251
Forward Foreign Currency Contracts	—	1,971	—	1,971
Liabilities
Forward Foreign Currency Contracts	—	(10,641)	—	(10,641)

Total Other Financial Instruments	$39,251	$(8,670)	$—	$30,581

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks
Real Estate Management & Development	$1,170,197	$1,307	$—	$1,171,504
Other*	111,251,010	—	—	111,251,010
Securities Lending Reinvestments
Repurchase Agreements	—	712,486	—	712,486

Total Investments	$112,421,207	$713,793	$—	$113,135,000

Other Financial Instruments
Assets
Futures Contracts	$104,057	$—	$—	$104,057
Forward Foreign Currency Contracts	—	3,006	—	3,006
Liabilities
Forward Foreign Currency Contracts	—	(7,801)	—	(7,801)

Total Other Financial Instruments	$104,057	$(4,795)	$—	$99,262

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$2,007,385,086	$—	$2,007,385,086

Total Investments	$—	$2,007,385,086	$—	$2,007,385,086

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$708,402,300	$—	$708,402,300

Total Investments	$—	$708,402,300	$—	$708,402,300

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$94,376,393	$—	$94,376,393

Total Investments	$—	$94,376,393	$—	$94,376,393

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$232,389,509	$—	$232,389,509

Total Investments	$—	$232,389,509	$—	$232,389,509

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$35,413,959	$—	$35,413,959

Total Investments	$—	$35,413,959	$—	$35,413,959

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$1,026,057,307	$—	$1,026,057,307

Total Investments	$—	$1,026,057,307	$—	$1,026,057,307

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares ESG & Climate High Yield Corporate Core Index Fund
Investments
Corporate Bonds*	$—	$18,487,253	$—	$18,487,253

Total Investments	$—	$18,487,253	$—	$18,487,253

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds*	$—	$31,327,021	$—	$31,327,021

Total Investments	$—	$31,327,021	$—	$31,327,021

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Ultra-Short Income Fund Fund
Investments
Asset-Backed Securities	$—	$47,614,800	$—	$47,614,800
Corporate Bonds*	—	670,302,295	—	670,302,295
Municipal Bonds	—	6,249,010	—	6,249,010
U.S. Government Agency Securities	—	1,798,548	—	1,798,548
Short-Term Investments	—	171,396,839	—	171,396,839

Total Investments	$—	$897,361,492	$—	$897,361,492

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Core Select Bond Fund
Investments
Exchange Traded Funds	$168,407,264	$—	$—	$168,407,264
Securities Lending Reinvestments
Repurchase Agreements	—	5,549,080	—	5,549,080
Short-Term Investments	—	990,461	—	990,461

Total Investments	$168,407,264	$6,539,541	$—	$174,946,805

Other Financial Instruments
Assets
Futures Contracts	$34,761	$—	$—	$34,761

Total Other Financial Instruments	$34,761	$—	$—	$34,761

*	See Schedules of Investments for segregation by industry type.